As filed with the Securities and Exchange Commission on 5/9/2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Abbey Capital Futures Strategy Fund
Class I | ABYIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$88	1.79%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw negative performance for the six-month period ended February 28, 2025. The Fund’s Diversified Trend following trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. In fixed income, notable losses occurred in Q4 2024 as trends in the sector reversed, with global yields rising alongside better-than-expected economic data and speculation that the trade policies of the incoming US administration may lead to higher inflation.
A lack of clear price trends and frequent price reversals were a feature of energy markets, where performance was also challenging. Trading in metals and agricultural commodities resulted in further losses.
The Fund did capture gains in currencies and equities. The Fund profited from a strong rally in the US Dollar during Q4 2024, when the US currency rose alongside higher US yields and more hawkish expectations for Federal Reserve monetary policy. Within equities, strong uptrends in the Hang Seng in September 2024 and in European indices in early 2025 contributed to positive performance in the sector.

Top Contributors
↑	Currencies
↑	Equity Indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
↓	Metals
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-SAR-74925K367

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	-3.89	4.57	1.90
S&P 500 Total Return Index	18.41	16.85	12.98
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,591,510,211
Number of Holdings	1,129
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	6.8%
Currency	21.8%
Energy	8.7%
Equity	36.8%
Fixed Income	16.0%
Metals	10.0%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-SAR-74925K367

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-SAR-74925K367

Abbey Capital Futures Strategy Fund
Class A | ABYAX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	2.04%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw negative performance for the six-month period ended February 28, 2025. The Fund’s Diversified Trend following trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. In fixed income, notable losses occurred in Q4 2024 as trends in the sector reversed, with global yields rising alongside better-than-expected economic data and speculation that the trade policies of the incoming US administration may lead to higher inflation.
A lack of clear price trends and frequent price reversals were a feature of energy markets, where performance was also challenging. Trading in metals and agricultural commodities resulted in further losses.
The Fund did capture gains in currencies and equities. The Fund profited from a strong rally in the US Dollar during Q4 2024, when the US currency rose alongside higher US yields and more hawkish expectations for Federal Reserve monetary policy. Within equities, strong uptrends in the Hang Seng in September 2024 and in European indices in early 2025 contributed to positive performance in the sector.

Top Contributors
↑	Currencies
↑	Equity Indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
↓	Metals
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-SAR-74925K375

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-4.07	4.30	1.65
Class A (with sales charge)	-9.59	3.08	1.04
S&P 500 Total Return Index	18.41	16.85	12.98
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,591,510,211
Number of Holdings	1,129
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	6.8%
Currency	21.8%
Energy	8.7%
Equity	36.8%
Fixed Income	16.0%
Metals	10.0%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-SAR-74925K375

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-SAR-74925K375

Abbey Capital Futures Strategy Fund
Class C | ABYCX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$137	2.79%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw negative performance for the six-month period ended February 28, 2025. The Fund’s Diversified Trend following trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. In fixed income, notable losses occurred in Q4 2024 as trends in the sector reversed, with global yields rising alongside better-than-expected economic data and speculation that the trade policies of the incoming US administration may lead to higher inflation.
A lack of clear price trends and frequent price reversals were a feature of energy markets, where performance was also challenging. Trading in metals and agricultural commodities resulted in further losses.
The Fund did capture gains in currencies and equities. The Fund profited from a strong rally in the US Dollar during Q4 2024, when the US currency rose alongside higher US yields and more hawkish expectations for Federal Reserve monetary policy. Within equities, strong uptrends in the Hang Seng in September 2024 and in European indices in early 2025 contributed to positive performance in the sector.

Top Contributors
↑	Currencies
↑	Equity Indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
↓	Metals
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-SAR-74925K359

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without contingent deferred sales charge)[1]	-4.86	3.51	0.89
Class C (with contingent deferred sales charge)[1]	-5.80	3.51	0.89
S&P 500 Total Return Index	18.41	16.85	12.98
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class C Shares of the Fund was October 6, 2015 and the inception date of the Fund was July 1, 2014. Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,591,510,211
Number of Holdings	1,129
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	6.8%
Currency	21.8%
Energy	8.7%
Equity	36.8%
Fixed Income	16.0%
Metals	10.0%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-SAR-74925K359

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-SAR-74925K359

Abbey Capital Multi Asset Fund
Class I | MAFIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$89	1.79%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw positive performance for the six-month period ended February 28, 2025. The Fund’s Long US Equity strategy was the driver of this positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Despite concerns about the potentially adverse impact of increased trade tariffs, US stocks rallied over the period as market sentiment was supported by interest rate cuts by the Federal Reserve and the possibility of tax cuts and deregulation under the new US administration.
For the Fund’s Managed Futures strategy, losses occurred in fixed income and energy. A lack of clear price trends and several price reversals were a feature of both markets, which proved challenging for the Fund’s underlying sub-advisers to navigate. Performance in metals and agricultural markets was also negative, with partially offsetting gains recorded from trading in equities and currencies.

Top Contributors
↑	Equity Indices
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Metals
↓	Agricultural Commodities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-SAR-74933W882

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception of Class I Shares (04/11/2018)
Class I	1.02	11.35	10.20
S&P 500 Total Return Index	18.41	16.85	14.33
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,148,549,688
Number of Holdings	695
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	5.5%
Currency	16.9%
Energy	6.6%
Equity	55.1%
Fixed Income	9.0%
Metals	6.9%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-SAR-74933W882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-SAR-74933W882

Abbey Capital Multi Asset Fund
Class A | MAFAX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$102	2.04%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw positive performance for the six-month period ended February 28, 2025. The Fund’s Long US Equity strategy was the driver of this positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Despite concerns about the potentially adverse impact of increased trade tariffs, US stocks rallied over the period as market sentiment was supported by interest rate cuts by the Federal Reserve and the possibility of tax cuts and deregulation under the new US administration.
For the Fund’s Managed Futures strategy, losses occurred in fixed income and energy. A lack of clear price trends and several price reversals were a feature of both markets, which proved challenging for the Fund’s underlying sub-advisers to navigate. Performance in metals and agricultural markets was also negative, with partially offsetting gains recorded from trading in equities and currencies.

Top Contributors
↑	Equity Indices
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Metals
↓	Agricultural Commodities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-SAR-74933W700

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception of the Fund (04/11/2018)
Class A (without sales charge)[1]	0.81	11.07	9.93
Class A (with sales charge)[1]	-4.97	9.77	8.98
S&P 500 Total Return Index	18.41	16.85	14.33
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,148,549,688
Number of Holdings	695
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	5.5%
Currency	16.9%
Energy	6.6%
Equity	55.1%
Fixed Income	9.0%
Metals	6.9%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-SAR-74933W700

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-SAR-74933W700

Abbey Capital Multi Asset Fund
Class C | MAFCX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$139	2.79%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw positive performance for the six-month period ended February 28, 2025. The Fund’s Long US Equity strategy was the driver of this positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Despite concerns about the potentially adverse impact of increased trade tariffs, US stocks rallied over the period as market sentiment was supported by interest rate cuts by the Federal Reserve and the possibility of tax cuts and deregulation under the new US administration.
For the Fund’s Managed Futures strategy, losses occurred in fixed income and energy. A lack of clear price trends and several price reversals were a feature of both markets, which proved challenging for the Fund’s underlying sub-advisers to navigate. Performance in metals and agricultural markets was also negative, with partially offsetting gains recorded from trading in equities and currencies.

Top Contributors
↑	Equity Indices
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Metals
↓	Agricultural Commodities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-SAR-74933W809

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception of the Fund (04/11/2018)
Class C (without contingent deferred sales charge)[1]	0.01	10.25	9.11
Class C (with contingent deferred sales charge)[1]	-0.95	10.25	9.11
S&P 500 Total Return Index	18.41	16.85	14.33
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class C Shares of the Fund was November 8, 2021 and the inception date of the Fund was April 11, 2018. Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,148,549,688
Number of Holdings	695
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	5.5%
Currency	16.9%
Energy	6.6%
Equity	55.1%
Fixed Income	9.0%
Metals	6.9%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of February 28, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-SAR-74933W809

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-SAR-74933W809

Adara Smaller Companies Fund
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Adara Smaller Companies Fund (the “Fund”)  for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adara Smaller Companies Fund	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$619,535,365
Number of Holdings	706
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	7.2%
Motorcar Parts of America, Inc.	0.7%
CoreCivic, Inc.	0.7%
Northeast Bank	0.7%
Natural Gas Services Group, Inc.	0.7%
White Mountains Insurance Group Ltd.	0.6%
McGrath RentCorp	0.6%
Build-A-Bear Workshop, Inc.	0.6%
Barrett Business Services, Inc.	0.6%
OneSpaWorld Holdings Ltd.	0.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	23.7%
Financial	20.4%
Consumer, Cyclical	16.1%
Industrial	14.4%
Technology	8.3%
Energy	4.4%
Communications	3.2%
Utilities	1.4%
Basic Materials	1.2%
Cash & Other	6.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6482, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Adara Smaller Companies Fund	PAGE 1	TSR-SAR-74925K342

Aquarius International Fund
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Aquarius International Fund (the “Fund”)  for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aquarius International Fund	$35	0.70%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$602,824,316
Number of Holdings	754
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	6.4%
Tencent Holdings Ltd.	2.7%
BAE Systems PLC	1.8%
Aon PLC - Class A	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
AstraZeneca PLC	1.5%
Weir Group PLC	1.3%
Rheinmetall AG	1.2%
RELX PLC	1.1%

Top Sectors	(% of Net Assets)
Financial	23.2%
Consumer, Non-cyclical	16.2%
Industrial	15.1%
Communications	10.3%
Technology	9.9%
Consumer, Cyclical	9.0%
Energy	4.7%
Basic Materials	3.4%
Utilities	1.1%
Cash & Other	7.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6482, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aquarius International Fund	PAGE 1	TSR-SAR-74933W502

Boston Partners All-Cap Value Fund
Institutional Class | BPAIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,403,867,337
Number of Holdings	104
Portfolio Turnover	17%
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	2.5%
Oracle Corp.	2.2%
Corpay, Inc.	2.2%
Check Point Software Technologies Ltd.	2.2%
Bank of America Corp.	2.1%
Philip Morris International, Inc.	2.1%
Bristol-Myers Squibb Co.	2.1%
CRH PLC	2.1%
Sanofi SA	2.1%
AbbVie, Inc.	2.0%

Top Sectors†	(% of net assets)
Financials	27.7%
Health Care	18.1%
Information Technology	15.7%
Industrials	14.2%
Consumer Discretionary	6.0%
Consumer Staples	5.6%
Communication Services	3.9%
Energy	3.6%
Materials	2.7%
Cash & Other	2.5%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/.
Boston Partners All-Cap Value Fund	PAGE 1	TSR-SAR-749255139

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 2	TSR-SAR-749255139

Boston Partners All-Cap Value Fund
Investor Class | BPAVX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.05%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,403,867,337
Number of Holdings	104
Portfolio Turnover	17%
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	2.5%
Oracle Corp.	2.2%
Corpay, Inc.	2.2%
Check Point Software Technologies Ltd.	2.2%
Bank of America Corp.	2.1%
Philip Morris International, Inc.	2.1%
Bristol-Myers Squibb Co.	2.1%
CRH PLC	2.1%
Sanofi SA	2.1%
AbbVie, Inc.	2.0%

Top Sectors†	(% of net assets)
Financials	27.7%
Health Care	18.1%
Information Technology	15.7%
Industrials	14.2%
Consumer Discretionary	6.0%
Consumer Staples	5.6%
Communication Services	3.9%
Energy	3.6%
Materials	2.7%
Cash & Other	2.5%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/.
Boston Partners All-Cap Value Fund	PAGE 1	TSR-SAR-749255121

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 2	TSR-SAR-749255121

Boston Partners Small Cap Value Fund II
Institutional Class | BPSIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.99%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$558,869,101
Number of Holdings	163
Portfolio Turnover	32%
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Federal Agricultural Mortgage Corp. - Class C	1.8%
SLM Corp.	1.5%
Magnite, Inc.	1.4%
Beacon Roofing Supply, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Assured Guaranty Ltd.	1.3%
Viper Energy, Inc.	1.3%
FirstCash Holdings, Inc.	1.2%
Preferred Bank	1.2%
Universal Technical Institute, Inc.	1.2%

Top Sectors†	(% of net assets)
Financials	34.1%
Industrials	20.3%
Consumer Discretionary	15.0%
Information Technology	8.4%
Energy	4.8%
Communication Services	4.1%
Health Care	4.0%
Consumer Staples	3.4%
Materials	2.9%
Cash & Other	3.0%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/.
Boston Partners Small Cap Value Fund II	PAGE 1	TSR-SAR-749255345

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value Fund II	PAGE 2	TSR-SAR-749255345

Boston Partners Small Cap Value Fund II
Investor Class | BPSCX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$62	1.24%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$558,869,101
Number of Holdings	163
Portfolio Turnover	32%
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Federal Agricultural Mortgage Corp. - Class C	1.8%
SLM Corp.	1.5%
Magnite, Inc.	1.4%
Beacon Roofing Supply, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Assured Guaranty Ltd.	1.3%
Viper Energy, Inc.	1.3%
FirstCash Holdings, Inc.	1.2%
Preferred Bank	1.2%
Universal Technical Institute, Inc.	1.2%

Top Sectors†	(% of net assets)
Financials	34.1%
Industrials	20.3%
Consumer Discretionary	15.0%
Information Technology	8.4%
Energy	4.8%
Communication Services	4.1%
Health Care	4.0%
Consumer Staples	3.4%
Materials	2.9%
Cash & Other	3.0%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/.
Boston Partners Small Cap Value Fund II	PAGE 1	TSR-SAR-749255337

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value Fund II	PAGE 2	TSR-SAR-749255337

WPG Partners Select Small Cap Value Fund
Institutional | WPGSX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the WPG Partners Select Small Cap Value Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$52	1.10%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$160,076,238
Number of Holdings	46
Portfolio Turnover	87%
Visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Kemper Corp.	5.2%
Enovis Corp.	5.1%
BGC Group, Inc. - Class A	5.0%
Webster Financial Corp.	3.8%
Silicon Motion Technology Corp.	3.7%
Tutor Perini Corp.	3.6%
Vimeo, Inc.	3.4%
National Bank Holdings Corp. - Class A	3.1%
Prosperity Bancshares, Inc.	3.0%
Ashland, Inc.	2.8%

Top Sectors†	(% of net assets)
Financials	21.3%
Industrials	15.9%
Consumer Discretionary	12.0%
Information Technology	11.6%
Materials	9.1%
Health Care	8.7%
Communication Services	6.4%
Real Estate	4.4%
Utilities	2.4%
Cash & Other	8.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/.
WPG Partners Select Small Cap Value Fund	PAGE 1	TSR-SAR-74933W676

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Select Small Cap Value Fund	PAGE 2	TSR-SAR-74933W676

WPG Partners Small Cap Value Diversified Fund
Institutional | WPGTX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the WPG Partners Small Cap Value Diversified Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$53	1.10%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$31,482,950
Number of Holdings	91
Portfolio Turnover	51%
Visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Kemper Corp.	2.6%
Brixmor Property Group, Inc.	2.4%
Webster Financial Corp.	2.3%
Enovis Corp.	2.3%
BGC Group, Inc. - Class A	2.2%
Silicon Motion Technology Corp.	2.1%
Enterprise Financial Services Corp.	2.0%
Getty Realty Corp.	1.9%
Portland General Electric Co.	1.9%
Hanover Insurance Group, Inc.	1.8%

Top Sectors†	(% of net assets)
Financials	21.9%
Industrials	18.9%
Materials	9.5%
Information Technology	8.4%
Consumer Discretionary	8.1%
Energy	7.8%
Real Estate	6.1%
Utilities	5.3%
Health Care	5.2%
Cash & Other	8.8%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/.
WPG Partners Small Cap Value Diversified Fund	PAGE 1	TSR-SAR-74925K706

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Small Cap Value Diversified Fund	PAGE 2	TSR-SAR-74925K706

Boston Partners Global Sustainability Fund
Institutional Class | BPGSX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners Global Sustainability Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/global-sus-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.90%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$10,457,227
Number of Holdings	86
Portfolio Turnover	32%
Visit https://www.bostonpartners.com/fund/global-sus-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Deutsche Telekom AG	2.6%
JPMorgan Chase & Co.	2.6%
Nomad Foods Ltd.	2.4%
Melrose Industries PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
SPIE SA	2.2%
Sandoz Group AG	2.2%
Rheinmetall AG	2.1%
Cie de Saint-Gobain SA	2.1%
Siemens AG	1.9%

Top Sectors†	(% of net assets)
Financials	24.4%
Industrials	22.0%
Health Care	14.8%
Consumer Staples	11.4%
Communication Services	10.6%
Information Technology	8.4%
Consumer Discretionary	3.5%
Energy	1.9%
Materials	1.3%
Cash & Other	1.7%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/global-sus-fund/.
Boston Partners Global Sustainability Fund	PAGE 1	TSR-SAR-74933W684

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Sustainability Fund	PAGE 2	TSR-SAR-74933W684

Boston Partners Global Equity Fund
Institutional Class | BPGIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$241,870,178
Number of Holdings	103
Portfolio Turnover	22%
Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
CRH PLC	2.9%
Tesco PLC	2.0%
US Foods Holding Corp.	1.9%
Deutsche Telekom AG	1.8%
NatWest Group PLC	1.8%
BNP Paribas SA	1.8%
Cie de Saint-Gobain SA	1.6%
Goldman Sachs Group, Inc.	1.6%
ING Groep NV	1.6%
United Overseas Bank Ltd.	1.5%

Top Sectors†	(% of net assets)
Financials	28.7%
Industrials	17.9%
Consumer Staples	13.4%
Health Care	10.0%
Energy	5.6%
Consumer Discretionary	5.4%
Information Technology	4.9%
Materials	4.5%
Communication Services	4.3%
Cash & Other	5.3%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-global-equity-fund/.
Boston Partners Global Equity Fund	PAGE 1	TSR-SAR-74925K557

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Equity Fund	PAGE 2	TSR-SAR-74925K557

Boston Partners Long/Short Equity Fund
Institutional Class | BPLSX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$102	2.02%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,519,964
Number of Holdings	199
Portfolio Turnover	30%
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
BGC Group, Inc. - Class A	2.2%
InterDigital, Inc.	2.0%
Fairfax Financial Holdings Ltd.	2.0%
Alphabet, Inc. - Class A	2.0%
Newmark Group, Inc. - Class A	1.7%
Catalyst Pharmaceuticals, Inc.	1.7%
TeamViewer SE	1.7%
Sterling Infrastructure, Inc.	1.6%
Twilio, Inc. - Class A	1.5%
British American Tobacco PLC	1.5%

Top Sectors†	(% of net assets)
Financials	19.8%
Information Technology	14.1%
Health Care	10.8%
Industrials	9.2%
Consumer Discretionary	5.4%
Communication Services	4.1%
Real Estate	3.5%
Energy	3.3%
Materials	2.8%
Consumer Staples	2.8%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/.
Boston Partners Long/Short Equity Fund	PAGE 1	TSR-SAR-749255261

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Equity Fund	PAGE 2	TSR-SAR-749255261

Boston Partners Long/Short Equity Fund
Investor Class | BPLEX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$114	2.27%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,519,964
Number of Holdings	199
Portfolio Turnover	30%
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
BGC Group, Inc. - Class A	2.2%
InterDigital, Inc.	2.0%
Fairfax Financial Holdings Ltd.	2.0%
Alphabet, Inc. - Class A	2.0%
Newmark Group, Inc. - Class A	1.7%
Catalyst Pharmaceuticals, Inc.	1.7%
TeamViewer SE	1.7%
Sterling Infrastructure, Inc.	1.6%
Twilio, Inc. - Class A	1.5%
British American Tobacco PLC	1.5%

Top Sectors†	(% of net assets)
Financials	19.8%
Information Technology	14.1%
Health Care	10.8%
Industrials	9.2%
Consumer Discretionary	5.4%
Communication Services	4.1%
Real Estate	3.5%
Energy	3.3%
Materials	2.8%
Consumer Staples	2.8%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/.
Boston Partners Long/Short Equity Fund	PAGE 1	TSR-SAR-749255253

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Equity Fund	PAGE 2	TSR-SAR-749255253

Boston Partners Long/Short Research Fund
Institutional Class | BPIRX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$87	1.73%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$594,987,783
Number of Holdings	428
Portfolio Turnover	36%
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Wells Fargo & Co.	1.4%
UnitedHealth Group, Inc.	1.4%
JPMorgan Chase & Co.	1.3%
AbbVie, Inc.	1.2%
Alphabet, Inc. - Class A	1.1%
Frontdoor, Inc.	1.1%
Booking Holdings, Inc.	0.9%
US Foods Holding Corp.	0.9%
Bank of America Corp.	0.9%
Philip Morris International, Inc.	0.8%

Top Sectors†	(% of net assets)
Financials	17.1%
Industrials	14.7%
Health Care	9.4%
Information Technology	9.0%
Utilities	6.7%
Consumer Staples	4.5%
Consumer Discretionary	3.9%
Materials	3.1%
Real Estate	3.0%
Energy	2.9%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/.
Boston Partners Long/Short Research Fund	PAGE 1	TSR-SAR-74925K581

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Research Fund	PAGE 2	TSR-SAR-74925K581

Boston Partners Long/Short Research Fund
Investor Class | BPRRX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$100	1.98%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$594,987,783
Number of Holdings	428
Portfolio Turnover	36%
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Wells Fargo & Co.	1.4%
UnitedHealth Group, Inc.	1.4%
JPMorgan Chase & Co.	1.3%
AbbVie, Inc.	1.2%
Alphabet, Inc. - Class A	1.1%
Frontdoor, Inc.	1.1%
Booking Holdings, Inc.	0.9%
US Foods Holding Corp.	0.9%
Bank of America Corp.	0.9%
Philip Morris International, Inc.	0.8%

Top Sectors†	(% of net assets)
Financials	17.1%
Industrials	14.7%
Health Care	9.4%
Information Technology	9.0%
Utilities	6.7%
Consumer Staples	4.5%
Consumer Discretionary	3.9%
Materials	3.1%
Real Estate	3.0%
Energy	2.9%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-ls-research-fund/.
Boston Partners Long/Short Research Fund	PAGE 1	TSR-SAR-74925K573

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Research Fund	PAGE 2	TSR-SAR-74925K573

Boston Partners Emerging Markets Dynamic Equity Fund
Institutional Class | BELSX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Boston Partners Emerging Markets Dynamic Equity Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.99%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$60,778,025
Number of Holdings	327
Portfolio Turnover	55%
Visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Riyad Bank	2.3%
Emaar Properties PJSC	2.1%
Al Rajhi Bank	2.0%
JD.com, Inc.	1.9%
Hangzhou GreatStar Industrial Co. Ltd. - Class A	1.7%
Sociedad Quimica y Minera de Chile SA	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Abu Dhabi Islamic Bank PJSC	1.6%
Suzano SA	1.6%
Grupo Financiero Banorte SAB de CV	1.5%

Top Sectors†	(% of net assets)
Financials	13.5%
Materials	12.2%
Information Technology	7.7%
Consumer Staples	5.3%
Consumer Discretionary	5.0%
Industrials	4.4%
Communication Services	3.2%
Health Care	2.6%
Real Estate	2.5%
Energy	0.8%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/.
Boston Partners Emerging Markets Dynamic Equity Fund	PAGE 1	TSR-SAR-74925K326

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Emerging Markets Dynamic Equity Fund	PAGE 2	TSR-SAR-74925K326

WPG Partners Select Hedged Fund
Institutional | WPGHX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the WPG Partners Select Hedged Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$117	2.43%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$29,264,206
Number of Holdings	103
Portfolio Turnover	85%
Visit https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Kemper Corp.	5.3%
Enovis Corp.	5.1%
BGC Group, Inc. - Class A	5.0%
Webster Financial Corp.	3.8%
Silicon Motion Technology Corp.	3.7%
Tutor Perini Corp.	3.6%
Vimeo, Inc.	3.4%
National Bank Holdings Corp. - Class A	3.2%
Prosperity Bancshares, Inc.	3.0%
Ashland, Inc.	2.8%

Top Sectors†	(% of net assets)
Financials	10.4%
Information Technology	7.3%
Materials	6.2%
Health Care	6.1%
Communication Services	6.1%
Consumer Discretionary	5.1%
Real Estate	3.5%
Utilities	2.4%
Consumer Staples	-0.6%
Industrials	-2.4%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/.
WPG Partners Select Hedged Fund	PAGE 1	TSR-SAR-74933W247

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Select Hedged Fund	PAGE 2	TSR-SAR-74933W247

Campbell Systematic Macro Fund
Class A | EBSAX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$103	2.00%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,694,565,761
Number of Holdings	152
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.campbell.com/systematicmacro for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	74.3%
JPMorgan Liquidity Funds - USD Liquidity LVNAV Fund - Class Institutional	5.1%
NZD/USD FWD 20250319	0.7%
AUD/USD FWD 20250319	0.7%
CAD/USD FWD 20250319	0.5%
EUR/USD FWD 20250319	0.2%
BRL/USD FWD 20250319	0.2%
CLP/USD FWD 20250319	0.2%
LME Zinc Future	0.2%
NOK/USD FWD 20250319	0.1%

Top Sectors	(% of net assets)
U.S. Treasury Bills	74.3%
Cash & Other	23.8%
Futures Contracts	(0.2)%
Forwards	2.1%
†	AUD Australian Dollar BRL Brazilian Real CAD Canadian Dollar CLP Chilean Peso EUR Euro NOK Norwegian Krone NZD New Zealand Dollar USD United States Dollar
Campbell Systematic Macro Fund	PAGE 1	TSR-SAR-74933W841

Material Fund Changes:
Effective October 25, 2024, shareholders of the Fund approved a new advisory agreement and a new subsidiary advisory agreement.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 2	TSR-SAR-74933W841

Campbell Systematic Macro Fund
Class C | EBSCX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$141	2.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,694,565,761
Number of Holdings	152
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.campbell.com/systematicmacro for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	74.3%
JPMorgan Liquidity Funds - USD Liquidity LVNAV Fund - Class Institutional	5.1%
NZD/USD FWD 20250319	0.7%
AUD/USD FWD 20250319	0.7%
CAD/USD FWD 20250319	0.5%
EUR/USD FWD 20250319	0.2%
BRL/USD FWD 20250319	0.2%
CLP/USD FWD 20250319	0.2%
LME Zinc Future	0.2%
NOK/USD FWD 20250319	0.1%

Top Sectors	(% of net assets)
U.S. Treasury Bills	74.3%
Cash & Other	23.8%
Futures Contracts	(0.2)%
Forwards	2.1%
†	AUD Australian Dollar BRL Brazilian Real CAD Canadian Dollar CLP Chilean Peso EUR Euro NOK Norwegian Krone NZD New Zealand Dollar USD United States Dollar
Campbell Systematic Macro Fund	PAGE 1	TSR-SAR-74933W817

Material Fund Changes:
Effective October 25, 2024, shareholders of the Fund approved a new advisory agreement and a new subsidiary advisory agreement.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 2	TSR-SAR-74933W817

Campbell Systematic Macro Fund
Class I | EBSIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$90	1.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,694,565,761
Number of Holdings	152
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.campbell.com/systematicmacro for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	74.3%
JPMorgan Liquidity Funds - USD Liquidity LVNAV Fund - Class Institutional	5.1%
NZD/USD FWD 20250319	0.7%
AUD/USD FWD 20250319	0.7%
CAD/USD FWD 20250319	0.5%
EUR/USD FWD 20250319	0.2%
BRL/USD FWD 20250319	0.2%
CLP/USD FWD 20250319	0.2%
LME Zinc Future	0.2%
NOK/USD FWD 20250319	0.1%

Top Sectors	(% of net assets)
U.S. Treasury Bills	74.3%
Cash & Other	23.8%
Futures Contracts	(0.2)%
Forwards	2.1%
†	AUD Australian Dollar BRL Brazilian Real CAD Canadian Dollar CLP Chilean Peso EUR Euro NOK Norwegian Krone NZD New Zealand Dollar USD United States Dollar
Campbell Systematic Macro Fund	PAGE 1	TSR-SAR-74933W833

Material Fund Changes:
Effective October 25, 2024, shareholders of the Fund approved a new advisory agreement and a new subsidiary advisory agreement.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 2	TSR-SAR-74933W833

Free Market U.S. Equity Fund
FMUEX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Free Market U.S. Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market U.S. Equity Fund	$27	0.54%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$4,110,938,978
Number of Holdings	9
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
U.S. Small Cap Value Portfolio	24.5%
U.S. Large Cap Value Portfolio III	16.6%
U.S. Small Cap Portfolio	14.7%
U.S. Micro Cap Portfolio	14.7%
iShares Core S&P 500 ETF	9.0%
iShares MSCI USA Value Factor ETF	8.3%
U.S. Large Company Portfolio	6.2%
U.S. Large Cap Value Series	6.0%
Invesco Government & Agency Portfolio - Class Institutional	0.1%

Top Sectors	(% of Net Assets)
Finance and Insurance	93.9%
Cash & Other	6.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market U.S. Equity Fund	PAGE 1	TSR-SAR-74925K839

Free Market International Equity Fund
FMNEX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Free Market International Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market International Equity Fund	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$3,263,909,017
Number of Holdings	9
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
DFA International Small Cap Value Portfolio	40.4%
DFA International Value Portfolio III	16.1%
DFA International Value Series	14.5%
Dimensional International Small Cap ETF	9.7%
iShares Core MSCI Emerging Markets ETF	5.1%
iShares Core MSCI EAFE ETF	5.0%
Emerging Markets Value Portfolio	4.7%
Emerging Markets Small Cap Portfolio	4.5%
Invesco Government & Agency Portfolio - Class Institutional	0.1%

Top Sectors	(% of Net Assets)
Finance and Insurance	85.5%
Cash & Other	14.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market International Equity Fund	PAGE 1	TSR-SAR-74925K821

Free Market Fixed Income Fund
FMFIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Free Market Fixed Income Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market Fixed Income Fund	$27	0.54%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,888,782,075
Number of Holdings	9
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
DFA Two-Year Global Fixed Income Portfolio	24.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio	14.4%
DFA Intermediate Government Fixed Income Portfolio (a)	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.1%
DFA Short-Term Government Portfolio (a)	4.0%
Invesco Government & Agency Portfolio - Class Institutional	0.6%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.5%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
Free Market Fixed Income Fund	PAGE 1	TSR-SAR-74925K813

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market Fixed Income Fund	PAGE 2	TSR-SAR-74925K813

Matson Money U.S. Equity VI Portfolio
FMVUX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Matson Money U.S. Equity VI Portfolio (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money U.S. Equity VI Portfolio	$39	0.78%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$26,376,283
Number of Holdings	8
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
U.S. Large Cap Value Portfolio III	26.5%
VA U.S. Targeted Value Portfolio	14.9%
U.S. Small Cap Portfolio	14.8%
U.S. Micro Cap Portfolio	14.7%
U.S. Large Company Portfolio	14.1%
U.S. Small Cap Value Portfolio	9.9%
VA U.S. Large Value Portfolio	4.2%
STIT-Government & Agency Portfolio - Class Institutional	0.9%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.1%
Cash & Other	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money U.S. Equity VI Portfolio	PAGE 1	TSR-SAR-74925K441

Matson Money International Equity VI Portfolio
FMVIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Matson Money International Equity VI Portfolio (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money International Equity VI Portfolio	$43	0.86%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$20,929,131
Number of Holdings	9
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
DFA International Value Portfolio III	30.4%
DFA International Small Cap Value Portfolio	28.2%
VA International Small Portfolio	16.9%
VA International Value Portfolio	5.1%
iShares Core MSCI Emerging Markets ETF	5.1%
Emerging Markets Value Portfolio	4.8%
Emerging Markets Small Cap Portfolio	4.7%
iShares Core MSCI EAFE ETF	4.0%
STIT-Government & Agency Portfolio - Class Institutional	0.9%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.2%
Cash & Other	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money International Equity VI Portfolio	PAGE 1	TSR-SAR-74925K433

Matson Money Fixed Income VI Portfolio
FMVFX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Matson Money Fixed Income VI Portfolio (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money Fixed Income VI Portfolio	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$25,309,637
Number of Holdings	11
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.1%
iShares Core International Aggregate Bond ETF	15.1%
DFA Two-Year Global Fixed Income Portfolio	15.0%
DFA One-Year Fixed Income Portfolio	11.4%
VA Global Bond Portfolio	10.0%
DFA Intermediate Government Fixed Income Portfolio	6.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.1%
DFA Short-Term Government Portfolio	4.0%
VA Short-Term Fixed Income Portfolio	2.0%

Top Sectors	(% of Net Assets)
Finance and Insurance	98.7%
Cash & Other	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
Matson Money Fixed Income VI Portfolio	PAGE 1	TSR-SAR-74925K425

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money Fixed Income VI Portfolio	PAGE 2	TSR-SAR-74925K425

Motley Fool Global Opportunities ETF
TMFG (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Motley Fool Global Opportunities ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Global Opportunities ETF	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$406,594,054
Number of Holdings	42
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Amazon.com, Inc.	5.9%
Nintendo Co. Ltd.	5.2%
Mastercard, Inc. - Class A	4.5%
Waste Connections, Inc.	4.5%
Watsco, Inc.	4.2%
Alphabet, Inc. - Class C	4.1%
Costco Wholesale Corp.	4.1%
DexCom, Inc.	3.6%
London Stock Exchange Group PLC	3.4%
Equinix Inc	3.2%

Top Sectors	(% of Net Assets)
Industrials	23.6%
Financials	15.4%
Communication Services	13.8%
Consumer Discretionary	13.4%
Health Care	8.7%
Information Technology	8.3%
Real Estate	7.4%
Consumer Staples	6.7%
Materials	2.1%
Cash & Other	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Global Opportunities ETF	PAGE 1	TSR-SAR-74933W635

Motley Fool Mid-Cap Growth ETF
TMFM (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Motley Fool Mid-Cap Growth ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Mid-Cap Growth ETF	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$188,301,523
Number of Holdings	36
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
StoneX Group, Inc.	6.3%
Brown & Brown, Inc.	5.6%
HealthEquity, Inc.	4.9%
Broadridge Financial Solutions, Inc.	4.9%
Globus Medical, Inc. - Class A	4.7%
Tyler Technologies, Inc.	4.4%
Toast, Inc. - Class A	4.2%
Axon Enterprise, Inc.	4.2%
SBA Communications Corp.	4.0%
Dexcom Inc	3.8%

Top Sectors	(% of Net Assets)
Industrials	26.1%
Financials	22.0%
Health Care	20.2%
Information Technology	14.8%
Consumer Discretionary	6.8%
Real Estate	5.8%
Materials	2.6%
Consumer Staples	0.7%
Cash & Other	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Mid-Cap Growth ETF	PAGE 1	TSR-SAR-74933W627

Motley Fool 100 Index ETF
TMFC (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Motley Fool 100 Index ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool 100 Index ETF	$26	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,280,679,796
Number of Holdings	101
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Apple, Inc.	9.8%
NVIDIA Corp.	8.2%
Microsoft Corp.	7.9%
Amazon.com, Inc.	6.0%
Alphabet, Inc. - Class C	5.6%
Meta Platforms, Inc. - Class A	4.5%
Berkshire Hathaway, Inc. - Class B	4.3%
Eli Lilly & Co.	3.3%
Walmart, Inc.	3.1%
JPMorgan Chase & Co.	2.9%

Top Sectors	(% of Net Assets)
Information Technology	36.4%
Financials	15.7%
Communication Services	14.2%
Consumer Discretionary	12.9%
Health Care	9.9%
Consumer Staples	5.1%
Industrials	3.3%
Real Estate	1.2%
Materials	0.7%
Cash & Other	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool 100 Index ETF	PAGE 1	TSR-SAR-74933W601

Motley Fool Small-Cap Growth ETF
TMFS (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Motley Fool Small-Cap Growth ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Small-Cap Growth ETF	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$91,683,043
Number of Holdings	34
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Toast, Inc. - Class A	5.2%
StoneX Group, Inc.	4.8%
Goosehead Insurance, Inc. - Class A	4.7%
Globus Medical, Inc. - Class A	4.3%
HealthEquity, Inc.	4.3%
Axon Enterprise, Inc.	4.0%
Alarm.com Holdings, Inc.	4.0%
Q2 Holdings, Inc.	3.6%
Penumbra, Inc.	3.5%
GXO Logistics Inc	3.3%

Top Sectors	(% of Net Assets)
Industrials	25.5%
Health Care	19.7%
Information Technology	19.0%
Financials	18.0%
Consumer Discretionary	5.8%
Energy	3.1%
Consumer Staples	2.6%
Real Estate	2.3%
Cash & Other	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Small-Cap Growth ETF	PAGE 1	TSR-SAR-74933W874

Motley Fool Capital Efficiency 100 Index ETF
TMFE (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Motley Fool Capital Efficiency 100 Index ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Capital Efficiency 100 Index ETF	$26	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$76,619,369
Number of Holdings	99
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Eli Lilly & Co.	5.4%
Visa, Inc. - Class A	5.4%
Meta Platforms, Inc. - Class A	5.2%
Costco Wholesale Corp.	5.2%
Walmart, Inc.	5.1%
Mastercard, Inc. - Class A	5.1%
Netflix, Inc.	4.5%
Apple, Inc.	4.5%
Amazon.com, Inc.	4.4%
UnitedHealth Group, Inc.	4.4%

Top Sectors	(% of Net Assets)
Information Technology	25.1%
Health Care	18.5%
Communication Services	15.0%
Consumer Discretionary	12.2%
Consumer Staples	11.2%
Financials	10.8%
Industrials	4.8%
Materials	2.2%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 1	TSR-SAR-74933W643

Motley Fool Next Index ETF
TMFX (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Motley Fool Next Index ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Next Index ETF	$26	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$32,451,810
Number of Holdings	195
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Cloudflare, Inc. - Class A	2.5%
Axon Enterprise, Inc.	2.0%
HubSpot, Inc.	1.8%
Take-Two Interactive Software, Inc.	1.8%
Live Nation Entertainment, Inc.	1.6%
Westinghouse Air Brake Technologies Corp.	1.6%
HEICO Corp.	1.6%
Alnylam Pharmaceuticals, Inc.	1.6%
Carvana Co.	1.5%
Monolithic Power Systems, Inc.	1.5%

Top Sectors	(% of Net Assets)
Information Technology	26.4%
Industrials	20.2%
Consumer Discretionary	15.3%
Health Care	12.4%
Financials	10.5%
Communication Services	7.5%
Consumer Staples	3.6%
Energy	1.5%
Real Estate	1.2%
Cash & Other	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Next Index ETF	PAGE 1	TSR-SAR-74933W650

Optima Strategic Credit Fund
Founders Class Shares | OPTCX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Optima Strategic Credit Fund (the “Fund”) for the period of 09/01/2024, to 02/28/2025. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-866-239-2026.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Founders Class Shares	$103	2.05%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$27,813,162
Number of Holdings	1
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	80.1%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-239-2026, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Optima Strategic Credit Fund	PAGE 1	TSR-SAR-74933W718

SGI US Large Cap Core ETF
SGLC (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI US Large Cap Core ETF (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI US Large Cap Core ETF	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$94,324,029
Number of Holdings	119
Portfolio Turnover	231%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.8%
Microsoft Corp.	5.8%
Alphabet, Inc.	5.3%
Meta Platforms, Inc.	4.6%
Apple, Inc.	4.5%
Berkshire Hathaway, Inc.	3.4%
QUALCOMM, Inc.	3.1%
Mastercard, Inc.	3.0%
Colgate-Palmolive Co.	2.4%

Top Sectors	(% of net assets)
Technology	27.5%
Communications	22.1%
Financial	16.5%
Consumer, Non-cyclical	14.2%
Industrial	6.5%
Consumer, Cyclical	5.6%
Utilities	2.7%
Energy	2.5%
Basic Materials	1.0%
Cash & Other	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI US Large Cap Core ETF	PAGE 1	TSR-SAR-74933W593

SGI Dynamic Tactical ETF
DYTA (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI Dynamic Tactical ETF (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Dynamic Tactical ETF	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,166,305
Number of Holdings	8
Portfolio Turnover	205%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Core ETF	29.5%
SGI Enhanced Core ETF	19.7%
iShares Core U.S. Aggregate Bond ETF	16.2%
iShares Edge MSCI Min Vol USA ETF	10.5%
Schwab US Dividend Equity ETF	10.1%
SGI Enhanced Nasdaq-100 ETF	4.9%
Vanguard Small-Cap ETF	4.7%
WisdomTree Floating Rate Treasury Fund	3.9%

Top Sectors	(% of net assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Dynamic Tactical ETF	PAGE 1	TSR-SAR-74933W577

SGI U.S. Large Cap Equity Fund
Class I | SILVX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.98%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$221,618,131
Number of Holdings	103
Portfolio Turnover	63%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Colgate-Palmolive Co.	3.6%
Automatic Data Processing, Inc.	3.4%
Alphabet, Inc.	3.4%
Merck & Co., Inc.	3.2%
Meta Platforms, Inc.	3.1%
CMS Energy Corp.	3.1%
Motorola Solutions, Inc.	2.9%
United Therapeutics Corp.	2.4%
McKesson Corp.	2.4%
Owens Corning	2.3%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	35.7%
Communications	15.7%
Technology	10.7%
Industrial	10.6%
Financial	10.5%
Utilities	7.9%
Consumer, Cyclical	3.0%
Energy	3.0%
Basic Materials	0.9%
Cash & Other	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-SAR-74925K524

SGI U.S. Large Cap Equity Fund
Class A | LVOLX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.23%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$221,618,131
Number of Holdings	103
Portfolio Turnover	63%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Colgate-Palmolive Co.	3.6%
Automatic Data Processing, Inc.	3.4%
Alphabet, Inc.	3.4%
Merck & Co., Inc.	3.2%
Meta Platforms, Inc.	3.1%
CMS Energy Corp.	3.1%
Motorola Solutions, Inc.	2.9%
United Therapeutics Corp.	2.4%
McKesson Corp.	2.4%
Owens Corning	2.3%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	35.7%
Communications	15.7%
Technology	10.7%
Industrial	10.6%
Financial	10.5%
Utilities	7.9%
Consumer, Cyclical	3.0%
Energy	3.0%
Basic Materials	0.9%
Cash & Other	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-SAR-74925K516

SGI U.S. Large Cap Equity Fund
Class C | SGICX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$99	1.98%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$221,618,131
Number of Holdings	103
Portfolio Turnover	63%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Colgate-Palmolive Co.	3.6%
Automatic Data Processing, Inc.	3.4%
Alphabet, Inc.	3.4%
Merck & Co., Inc.	3.2%
Meta Platforms, Inc.	3.1%
CMS Energy Corp.	3.1%
Motorola Solutions, Inc.	2.9%
United Therapeutics Corp.	2.4%
McKesson Corp.	2.4%
Owens Corning	2.3%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	35.7%
Communications	15.7%
Technology	10.7%
Industrial	10.6%
Financial	10.5%
Utilities	7.9%
Consumer, Cyclical	3.0%
Energy	3.0%
Basic Materials	0.9%
Cash & Other	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-SAR-74925K284

SGI Global Equity Fund
Class I | SGLIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI Global Equity Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$42	0.84%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$109,007,087
Number of Holdings	112
Portfolio Turnover	82%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Colgate-Palmolive Co.	3.2%
McKesson Corp.	3.2%
Kroger Co., (The)	3.1%
Takeda Pharmaceutical Co., Ltd.	3.0%
Alphabet, Inc.	2.8%
CMS Energy Corp.	2.7%
Waste Management, Inc.	2.3%
Microsoft Corp.	2.3%
United Therapeutics Corp.	2.3%
ICICI Bank Ltd.	2.2%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	31.5%
Financial	15.2%
Communications	13.7%
Technology	13.3%
Utilities	9.0%
Industrial	8.4%
Consumer, Cyclical	3.7%
Energy	3.1%
Basic Materials	1.3%
Cash & Other	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Global Equity Fund	PAGE 1	TSR-SAR-74925K417

SGI Small Cap Core Fund
Class I | BOGIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI Small Cap Core Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$60	1.23%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$115,157,393
Number of Holdings	195
Portfolio Turnover	95%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Health Care Select Sector SPDR Fund	1.7%
National Fuel Gas Co.	1.4%
Catalyst Pharmaceuticals Partners, Inc.	1.3%
NMI Holdings, Inc.	1.2%
Mueller Water Products, Inc.	1.2%
Graham Holdings Co.	1.2%
AZZ, Inc.	1.2%
Matson, Inc.	1.2%
Travel + Leisure Co.	1.1%
Skyward Specialty Insurance Group, Inc.	1.1%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	23.5%
Financial	22.9%
Industrial	17.1%
Technology	11.7%
Consumer, Cyclical	7.9%
Communications	3.7%
Energy	3.4%
Utilities	3.1%
Basic Materials	2.6%
Cash & Other	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Small Cap Core Fund	PAGE 1	TSR-SAR-749255188

SGI Peak Growth Fund
Class I | SGPKX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI Peak Growth Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$59	1.19%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$42,370,857
Number of Holdings	9
Portfolio Turnover	43%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
SGI Enhanced Nasdaq-100 ETF	19.8%
SGI U.S. Large Cap Core ETF	19.7%
SGI Enhanced Global Income ETF	15.5%
Vanguard Growth ETF	13.5%
SGI Small Cap Core Fund	9.6%
SGI Dynamic Tactical ETF	9.4%
iShares S&P 500 Value ETF	5.2%
Schwab US Dividend Equity ETF	5.1%
SGI Enhanced Core ETF	1.0%

Top Sectors	(% of net assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Peak Growth Fund	PAGE 1	TSR-SAR-74933W783

SGI Prudent Growth Fund
Class I | SGPGX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI Prudent Growth Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$61	1.22%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$39,632,098
Number of Holdings	12
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Equity Fund	28.8%
SGI Enhanced Core ETF	14.7%
iShares Core U.S. Aggregate Bond ETF	11.6%
SGI Global Equity Fund	10.8%
SGI Enhanced Global Income ETF	10.0%
SGI Small Cap Core Fund	7.9%
SGI Dynamic Tactical ETF	4.9%
SGI U.S. Large Cap Core ETF	3.8%
SPDR Blackstone Senior Loan ETF	1.9%
iShares 7-10 Year Treasury Bond ETF	1.5%

Top Sectors	(% of net assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Prudent Growth Fund	PAGE 1	TSR-SAR-74933W775

SGI Enhanced Core ETF
USDX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI Enhanced Core ETF (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Core ETF	$50	0.98%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$275,248,075
Number of Holdings	17
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Vanguard Treasury Money Market Fund	30.9%
Vanguard Federal Money Market Fund	30.9%
PIMCO Government Money Market Fund	8.7%
Fidelity Government Cash Reserves	8.7%
First American Government Obligations Fund	0.7%
T Rowe Price US Treasury Money Fund, Inc.	0.0%
JPMorgan Liquid Assets Money Market Fund	0.0%
S&P 500 Index	0.0%

Top Sectors	(% of net assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Core ETF	PAGE 1	TSR-SAR-74933W254

SGI Enhanced Global Income ETF
GINX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI Enhanced Global Income ETF (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Global Income ETF	$52	1.01%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$83,862,149
Number of Holdings	112
Portfolio Turnover	374%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
WisdomTree Emerging Markets High Dividend Fund	3.4%
iShares Emerging Markets Dividend ETF	3.0%
Takeda Pharmaceutical Co. Ltd.	3.0%
Banco Bilbao Vizcaya Argentaria SA	3.0%
Colgate-Palmolive Co.	2.8%
UBS Group AG	2.8%
SPDR S&P Emerging Markets Dividend ETF	2.7%
QUALCOMM, Inc.	2.6%
Home Depot, Inc.	2.4%
Equitable Holdings, Inc.	2.4%

Top Sectors	(% of net assets)
Financial	28.0%
Consumer, Non-cyclical	19.5%
Industrial	11.1%
Energy	6.9%
Communications	5.9%
Consumer, Cyclical	5.5%
Utilities	5.1%
Technology	4.2%
Basic Materials	3.6%
Cash & Other	10.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Global Income ETF	PAGE 1	TSR-SAR-74933W262

SGI Enhanced Nasdaq-100 ETF
QXQ (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SGI Enhanced Nasdaq-100 ETF (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Nasdaq-100 ETF	$57	1.10%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$30,345,831
Number of Holdings	7
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
First American Government Obligations Fund	1.6%
Micro Nasdaq 100 E-Mini Mar25	0.0%
S&P 500 Index	0.0%
Nasdaq 100 Index	-4.3%

Top Sectors	(% of net assets)
Cash & Other	100%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Nasdaq-100 ETF	PAGE 1	TSR-SAR-74933W239

US Treasury 3 Month Bill ETF
TBIL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the US Treasury 3 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/tbil/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 3 Month Bill ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$4,992,302,261
Number of Holdings	2
Portfolio Turnover	0%
Visit https://www.ustreasuryetf.com/etf/tbil/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/tbil/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
US Treasury 3 Month Bill ETF	PAGE 1	TSR-SAR-74933W452

US Treasury 6 Month Bill ETF
XBIL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the US Treasury 6 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/xbil/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 6 Month Bill ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$674,929,558
Number of Holdings	2
Portfolio Turnover	0%
Visit https://www.ustreasuryetf.com/etf/xbil/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/xbil/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
US Treasury 6 Month Bill ETF	PAGE 1	TSR-SAR-74933W460

US Treasury 12 Month Bill ETF
OBIL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the US Treasury 12 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/obil/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 12 Month Bill ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$278,709,115
Number of Holdings	1
Portfolio Turnover	0%
Visit https://www.ustreasuryetf.com/etf/obil/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/obil/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
US Treasury 12 Month Bill ETF	PAGE 1	TSR-SAR-74933W478

US Treasury 2 Year Note ETF
UTWO (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the US Treasury 2 Year Note ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utwo/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 2 Year Note ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$379,902,108
Number of Holdings	2
Portfolio Turnover	701%
Visit https://www.ustreasuryetf.com/etf/utwo/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%
United States Treasury Bill	0.3%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/utwo/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
US Treasury 2 Year Note ETF	PAGE 1	TSR-SAR-74933W486

US Treasury 3 Year Note ETF
UTRE (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the US Treasury 3 Year Note ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utre/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 3 Year Note ETF	$7	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$8,402,303
Number of Holdings	1
Portfolio Turnover	590%
Visit https://www.ustreasuryetf.com/etf/utre/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/utre/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
US Treasury 3 Year Note ETF	PAGE 1	TSR-SAR-74933W494

US Treasury 5 Year Note ETF
UFIV (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the US Treasury 5 Year Note ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/ufiv/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 5 Year Note ETF	$7	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$47,745,552
Number of Holdings	2
Portfolio Turnover	558%
Visit https://www.ustreasuryetf.com/etf/ufiv/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.6%
United States Treasury Bill	0.3%

Top Sectors	(% of Net Assets)
Government	99.6%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/ufiv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
US Treasury 5 Year Note ETF	PAGE 1	TSR-SAR-74933W510

US Treasury 7 Year Note ETF
USVN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the US Treasury 7 Year Note ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/usvn/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 7 Year Note ETF	$7	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$5,287,750
Number of Holdings	2
Portfolio Turnover	496%
Visit https://www.ustreasuryetf.com/etf/usvn/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.5%
United States Treasury Bill	0.4%

Top Sectors	(% of Net Assets)
Government	99.4%
Cash & Other	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/usvn/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
US Treasury 7 Year Note ETF	PAGE 1	TSR-SAR-74933W528

US Treasury 10 Year Note ETF
UTEN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the US Treasury 10 Year Note ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/uten/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 10 Year Note ETF	$7	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$172,424,490
Number of Holdings	1
Portfolio Turnover	197%
Visit https://www.ustreasuryetf.com/etf/uten/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/uten/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
US Treasury 10 Year Note ETF	PAGE 1	TSR-SAR-74933W536

US Treasury 20 Year Bond ETF
UTWY (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the US Treasury 20 Year Bond ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utwy/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 20 Year Bond ETF	$7	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$24,844,769
Number of Holdings	2
Portfolio Turnover	186%
Visit https://www.ustreasuryetf.com/etf/utwy/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.6%
United States Treasury Bill	0.2%

Top Sectors	(% of Net Assets)
Government	99.6%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/utwy/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
US Treasury 20 Year Bond ETF	PAGE 1	TSR-SAR-74933W544

US Treasury 30 Year Bond ETF
UTHY (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the US Treasury 30 Year Bond ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/uthy/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 30 Year Bond ETF	$7	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$15,731,337
Number of Holdings	1
Portfolio Turnover	191%
Visit https://www.ustreasuryetf.com/etf/uthy/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/uthy/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
US Treasury 30 Year Bond ETF	PAGE 1	TSR-SAR-74933W551

F/m 2-Year Investment Grade Corporate Bond ETF
ZTWO (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/ztwo/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 2-Year Investment Grade Corporate Bond ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$151,922,165
Number of Holdings	410
Portfolio Turnover	34%
Visit https://www.fminvest.com/etfs/us-credit-series/ztwo/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Hexcel Corp.	0.2%
Healthpeak OP LLC	0.2%
Humana, Inc.	0.2%
Amgen, Inc.	0.2%
Novartis Capital Corp.	0.2%
Procter & Gamble Co.	0.2%
Baxter International, Inc.	0.2%
Micron Technology, Inc.	0.2%
Philip Morris International, Inc.	0.2%
Edison International	0.2%

Top Sectors	(% of Net Assets)
Financials	30.7%
Industrials	9.4%
Health Care	8.4%
Utilities	8.2%
Consumer Discretionary	8.2%
Energy	8.2%
Technology	7.7%
Consumer Staples	7.7%
Materials	6.0%
Cash & Other	5.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/us-credit-series/ztwo/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 2-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-SAR-74933W429

F/m 3-Year Investment Grade Corporate Bond ETF
ZTRE (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/ztre/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 3-Year Investment Grade Corporate Bond ETF	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$168,550,512
Number of Holdings	460
Portfolio Turnover	51%
Visit https://www.fminvest.com/etfs/us-credit-series/ztre/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Procter & Gamble Co.	0.4%
Chevron USA, Inc.	0.4%
Eli Lilly & Co.	0.4%
PACCAR Financial Corp.	0.4%
BMW US Capital LLC	0.4%
Huntington Bancshares, Inc.	0.4%
BAT Capital Corp.	0.4%
Digital Realty Trust LP	0.4%
Hershey Co.	0.4%
7-Eleven, Inc.	0.4%

Top Sectors	(% of Net Assets)
Financials	28.2%
Industrials	11.0%
Utilities	9.9%
Health Care	9.2%
Energy	8.4%
Consumer Staples	8.0%
Consumer Discretionary	7.9%
Technology	7.5%
Materials	4.9%
Cash & Other	5.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/us-credit-series/ztre/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 3-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-SAR-74933W395

F/m 10-Year Investment Grade Corporate Bond ETF
ZTEN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/zten/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 10-Year Investment Grade Corporate Bond ETF	$7	0.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$60,786,094
Number of Holdings	234
Portfolio Turnover	86%
Visit https://www.fminvest.com/etfs/us-credit-series/zten/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
ORIX Corp.	0.4%
Eli Lilly & Co.	0.4%
RenaissanceRe Holdings Ltd.	0.4%
Union Pacific Corp.	0.4%
Expedia Group, Inc.	0.4%
PulteGroup, Inc.	0.4%
Embraer Netherlands Finance BV	0.4%
BHP Billiton Finance USA Ltd.	0.4%
Hershey Co.	0.4%
President and Fellows of Harvard College	0.4%

Top Sectors	(% of Net Assets)
Financials	28.9%
Energy	13.0%
Utilities	10.0%
Health Care	9.7%
Consumer Staples	8.4%
Industrials	8.0%
Technology	5.5%
Consumer Discretionary	5.5%
Communications	4.6%
Cash & Other	6.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/us-credit-series/zten/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 10-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-SAR-74933W411

Oakhurst Fixed Income Fund
Institutional Class | OHFIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Oakhurst Fixed Income Fund (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohfix/. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$29	0.58%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$137,397,231
Number of Holdings	188
Portfolio Turnover	12%
Visit https://www.fminvest.com/mutual-funds/ohfix/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(%) of net assets
United States Treasury Note/Bond	29.6%
Federal National Mortgage Association	12.2%
Federal Home Loan Mortgage Corp.	8.1%
Government National Mortgage Association	4.8%
Federal Farm Credit Banks Funding Corp	1.8%
Sequoia Mortgage Trust	1.7%
F/m 10-Year Investment Grade Corporate Bond ETF	1.1%
Verizon Master Trust	1.1%
Invesco Treasury Portfolio	1.0%
F/m 3-Year Investment Grade Corporate Bond ETF	0.9%

Top Sectors	(%) of net assets
Mortgage Securities	32.6%
Government	32.2%
Financials	11.1%
Consumer Discretionary	4.3%
Asset Backed Securities	4.0%
Technology	3.6%
Health Care	2.5%
Utilities	2.2%
Energy	2.1%
Cash & Other	5.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/ohfix/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Oakhurst Fixed Income Fund	PAGE 1	TSR-SAR-74933W320

Oakhurst Short Duration Bond Fund
Institutional Class | OHSDX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Oakhurst Short Duration Bond Fund (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohsdx/. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$14,345,550
Number of Holdings	74
Portfolio Turnover	49%
Visit https://www.fminvest.com/mutual-funds/ohsdx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(%) of net assets
United States Treasury Note/Bond	17.8%
Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	8.3%
F/m 3-Year Investment Grade Corporate Bond ETF	5.1%
F/m 2-Year Investment Grade Corporate Bond ETF	5.1%
Government National Mortgage Association	2.5%
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	2.4%
Carvana Auto Receivables Trust	2.0%
Mastr Seasoned Securities Trust	1.9%
DB Master Finance Parent LLC	1.8%

Top Sectors	(%) of net assets
Mortgage Securities	31.1%
Government	17.8%
Financials	14.6%
Asset Backed Securities	10.1%
Communications	2.1%
Consumer Discretionary	2.0%
Health Care	2.0%
Technology	1.4%
Industrials	1.4%
Cash & Other	17.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/ohsdx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Oakhurst Short Duration Bond Fund	PAGE 1	TSR-SAR-74933W312

Oakhurst Short Duration High Yield Credit Fund
Institutional Class | OHSHX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Oakhurst Short Duration High Yield Credit Fund (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohshx/. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$33,465,015
Number of Holdings	109
Portfolio Turnover	63%
Visit https://www.fminvest.com/mutual-funds/ohshx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(%) of net assets
First Citizens BancShares, Inc./NC	2.1%
Phinia Holdings Jersey Ltd.	2.0%
Invesco Treasury Portfolio	2.0%
Mercer International, Inc.	1.9%
Chemours Co.	1.8%
AmeriGas Partners LP / AmeriGas Finance Corp.	1.8%
PetSmart, Inc. / PetSmart Finance Corp.	1.7%
Compass Minerals International, Inc.	1.7%
Rakuten Group, Inc.	1.6%
Cloud Software Group, Inc.	1.6%

Top Sectors	(%) of net assets
Consumer Discretionary	27.3%
Financials	17.6%
Materials	12.1%
Energy	10.2%
Communications	10.1%
Health Care	5.0%
Consumer Staples	3.8%
Utilities	3.4%
Technology	3.2%
Cash & Other	7.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/ohshx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Oakhurst Short Duration High Yield Credit Fund	PAGE 1	TSR-SAR-74933W296

F/m Opportunistic Income ETF
XFIX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the F/m Opportunistic Income ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.fminvest.com/etfs/xfix/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Opportunistic Income ETF	$19	0.39%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$35,942,408
Number of Holdings	61
Portfolio Turnover	140%
Visit https://www.fminvest.com/etfs/xfix/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	16.9%
Celanese US Holdings LLC	4.5%
Dell, Inc.	4.4%
Transcanada Trust	4.4%
Viatris, Inc.	3.4%
Sempra	3.0%
Antares Holdings LP	3.0%
Occidental Petroleum Corp.	2.9%
Concentrix Corp.	2.9%
Leidos Inc.	2.9%

Top Sectors	(% of Net Assets)
Financials	13.2%
Energy	10.6%
Mortgage Securities	10.6%
Technology	9.8%
Materials	7.7%
Consumer Discretionary	7.6%
Asset Backed Securities	5.3%
Health Care	4.0%
Utilities	3.4%
Cash & Other	27.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/xfix/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Opportunistic Income ETF	PAGE 1	TSR-SAR-74933W445

F/m Investments Large Cap Focused Fund
Institutional Class | IAFLX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-888-553-4233.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.90%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,233,057
Number of Holdings	25
Portfolio Turnover	63%
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(%) of net assets
First American Treasury Obligations Fund	20.8%
NVIDIA Corp.	7.6%
Meta Platforms, Inc.	5.6%
Palantir Technologies, Inc.	5.4%
Netflix, Inc.	5.4%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.7%
LPL Financial Holdings, Inc.	3.9%
Microsoft Corp.	3.8%
Advanced Micro Devices, Inc.	3.3%

Top Sectors	(%) of net assets
Information Technology	48.6%
Communication Services	15.4%
Financials	6.3%
Consumer Discretionary	4.7%
Consumer Staples	2.5%
Real Estate	2.0%
Cash & Other	20.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-888-553-4233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Investments Large Cap Focused Fund	PAGE 1	TSR-SAR-74933W288

F/m Investments Large Cap Focused Fund
Investor Class | IAFMX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at  1-888-553-4233.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$58	1.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,233,057
Number of Holdings	25
Portfolio Turnover	63%
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(%) of net assets
First American Treasury Obligations Fund	20.8%
NVIDIA Corp.	7.6%
Meta Platforms, Inc.	5.6%
Palantir Technologies, Inc.	5.4%
Netflix, Inc.	5.4%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.7%
LPL Financial Holdings, Inc.	3.9%
Microsoft Corp.	3.8%
Advanced Micro Devices, Inc.	3.3%

Top Sectors	(%) of net assets
Information Technology	48.6%
Communication Services	15.4%
Financials	6.3%
Consumer Discretionary	4.7%
Consumer Staples	2.5%
Real Estate	2.0%
Cash & Other	20.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-888-553-4233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Investments Large Cap Focused Fund	PAGE 1	TSR-SAR-74933W270

F/m Emerald Life Sciences Innovation ETF
LFSC (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the F/m Emerald Life Sciences Innovation ETF (the “Fund”) for the period from October 30, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.emeraldetfs.com/lfsc/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM OCTOBER 30, 2024 TO   FEBRUARY 28, 2025?** (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
F/m Emerald Life Sciences Innovation ETF	$18	0.54%
*	Annualized
**	Inception date of the Fund was October 30, 2024. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The F/m Emerald Life Sciences Innovation ETF total return for the four months ended February 28, 2025 was -1.81% at NAV, trailing the benchmark Russell 3000 Index Health Care total return of -0.39%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The F/m Emerald Life Sciences Innovation ETF underperformed the Russell 3000 Health Care Index for the period as a result of both stock selection and relative positioning. At the industry level, relative underperformance within the medical services, medical equipment, pharmaceuticals, and healthcare services industries more than offset the positive contribution to return from the Fund’s underweight position within the medical supplies, healthcare management services and healthcare facilities.   The Fund’s solid stock selection drove relative outperformance within the biotechnology industry. The biotechnology industry is the Fund’s largest active and relative exposure at an average weight of approximately 50.66% for the period.
The Fund’s exposure to the smaller capitalization stocks within the Russell 3000 Health Care Index was also a headwind to relative performance. The Fund’s exposure to those companies that fall within the second, third, fourth, and fifth quintiles with a market capitalization of $5.44 billion or less, averaged 65.3% of the Fund’s portfolio for the period as compared to the benchmark’s average weight of 6.34%. As a point of reference, the small capitalization Russell 2000 Health Care Index returned -7.16% for the period, underperforming the broader all capitalization Russell 3000 Health Care Index which returned  -0.39% for the same period.

Top Contributors
↑	Intra-Cellular Therapies, Inc. (ITCI)
↑	Akero Therapeutics, Inc. (AKRO)
↑	BridgeBio Pharma, Inc. (BBIO)

Top Detractors
↓	Wave Life Sciences Ltd. (WVE)
↓	Keros Therapeutics, Inc. (KROS)
↓	RadNet, Inc. (RDNT)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
F/m Emerald Life Sciences Innovation ETF	PAGE 1	TSR-SAR-74933W221

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/30/2024)
F/m Emerald Life Sciences Innovation ETF NAV	-1.81
Russell 3000 Total Return	2.74
Russell 3000 Index Heath Care Total Return	-0.39
Visit https://www.emeraldetfs.com/lfsc/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$52,704,926
Number of Holdings	31
Portfolio Turnover	8%
Visit https://www.emeraldetfs.com/lfsc/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Insmed, Inc.	6.8%
Bridgebio Pharma, Inc.	6.7%
Blueprint Medicines Corp.	5.9%
RadNet, Inc.	5.9%
Travere Therapeutics, Inc.	5.8%
Merit Medical Systems, Inc.	5.2%
LivaNova PLC	4.7%
WaVe Life Sciences Ltd.	4.7%
Ultragenyx Pharmaceutical, Inc.	4.6%
Soleno Therapeutics, Inc.	4.6%

Top Sectors	(% of Net Assets)
Health Care	98.3%
Cash & Other	1.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.emeraldetfs.com/lfsc/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Emerald Life Sciences Innovation ETF	PAGE 2	TSR-SAR-74933W221

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
RBIL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”) for the period from February 24, 2025, to February 28, 2025. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/rbil/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM FEBRUARY 24, 2025 TO FEBRUARY 28, 2025**? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$0	0.25%
*	Annualized
**	Inception date of the Fund was February 24, 2025. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$50,023,950
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.ustreasuryetf.com/etf/rbil/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Inflation Indexed Bonds	99.9%

Top Sectors	(% of Net Assets)
Government	99.9%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/rbil/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	PAGE 1	TSR-SAR-74933W213

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Semi-Annual Financial Statements

February 28, 2025

(Unaudited)

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments

February 28, 2025 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS — 78.4%
U.S. Treasury Bills — 78.4%
4.64%, 03/06/2025 (a)	$10,999,000	$10,995,137
4.64%, 03/13/2025 (a)	54,370,000	54,305,888
4.38%, 03/20/2025 (a)	111,389,000	111,167,289
4.30%, 03/27/2025 (a)	86,151,000	85,908,916
4.30%, 04/03/2025 (a)	90,262,000	89,932,599
4.38%, 04/10/2025 (a)	159,708,000	158,995,073
4.39%, 04/17/2025 (a)	217,802,000	216,651,666
4.39%, 04/24/2025 (a)	41,901,000	41,645,701
4.40%, 05/01/2025 (a)	98,725,000	98,040,589
4.36%, 05/08/2025 (a)	43,896,000	43,557,397
4.39%, 05/15/2025 (a)	12,204,000	12,100,248
4.40%, 05/22/2025 (a)	112,839,000	111,787,247
4.37%, 05/29/2025 (a)	74,371,000	73,616,584
4.31%, 06/05/2025 (a)	31,252,000	30,910,698
4.25%, 06/12/2025 (a)	27,634,000	27,309,542
4.23%, 06/20/2025 (a)	150,209,000	148,305,664
4.21%, 07/03/2025 (a)	27,690,000	27,298,530
4.25%, 07/10/2025 (a)	87,352,000	86,045,177
4.25%, 07/17/2025 (a)	102,250,000	100,636,808
4.22%, 07/24/2025 (a)	31,626,000	31,103,492
4.24%, 07/31/2025 (a)	38,661,000	37,990,191
4.27%, 08/07/2025 (a)	64,621,000	63,448,984
4.30%, 08/14/2025 (a)	70,049,000	68,725,402
4.30%, 08/21/2025 (a)	184,755,000	181,117,405
4.26%, 08/28/2025 (a)	123,806,000	121,268,631
TOTAL SHORT-TERM INVESTMENTS (Cost $2,032,224,704)		2,032,864,858

TOTAL INVESTMENTS — 78.4% (Cost $2,032,224,704)		2,032,864,858

Other Assets in Excess of Liabilities — 21.6%		558,645,353
TOTAL NET ASSETS — 100.0%		$2,591,510,211

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Futures contracts outstanding as of February 28, 2025 were as follows:

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	52	06/18/2025	$5,941,000	$7,744
3 Month Canadian Overnight Repo Rate Average	1,726	09/16/2025	290,634,301	300,164
3 Month Canadian Overnight Repo Rate Average	232	12/16/2025	39,119,682	74,166
3 Month Canadian Overnight Repo Rate Average	148	03/17/2026	24,976,119	51,719
3 Month Canadian Overnight Repo Rate Average	125	06/16/2026	21,099,015	45,101
3 Month Canadian Overnight Repo Rate Average	79	09/15/2026	13,334,577	26,698
3 Month Canadian Overnight Repo Rate Average	43	12/15/2026	7,256,947	13,772
3 Month Euribor	48	06/16/2025	12,183,736	(506)
3 Month Euribor	601	09/15/2025	152,760,947	114,732
3 Month Euribor	3,135	12/15/2025	797,376,334	(106,446)
3 Month Euribor	206	03/16/2026	52,403,396	23,509
3 Month Euribor	606	06/15/2026	154,141,848	4,642
3 Month Euribor	311	09/14/2026	79,085,636	144,154
3 Month Euribor	567	12/14/2026	144,133,601	76,336
3 Month Euribor	253	03/15/2027	64,287,337	13,693
3 Month Euribor	149	06/14/2027	37,847,397	22,381
3 Month Euribor	241	09/13/2027	61,194,385	30,835
3 Month Euribor	489	12/13/2027	124,128,155	73,886
3 Month Euribor	69	03/13/2028	17,509,647	(11,930)
3 Month New Zealand Treasury Bill	77	06/11/2025	42,741,076	6,230
3 Month New Zealand Treasury Bill	57	09/10/2025	31,648,786	3,354
3 Month Swiss Average Overnight Rate	11	09/16/2025	3,042,984	2,063
3 Month Swiss Average Overnight Rate	50	12/16/2025	13,837,283	(8,818)
3 Month Swiss Average Overnight Rate	21	03/17/2026	5,811,950	(6,216)
3-Month Secured Overnight Financing Rate	317	03/17/2026	76,329,638	227,525
3-Month Secured Overnight Financing Rate	166	12/14/2027	40,006,000	65,641
Arabica Coffee	253	05/19/2025	35,393,119	(737,115)
Arabica Coffee	48	07/21/2025	6,565,500	177,131
Arabica Coffee	21	09/18/2025	2,803,500	(194,794)
ASX SPI 200 Index	552	03/20/2025	69,633,656	(1,939,998)
Australian Government 10 Year Bonds	252	03/17/2025	17,751,562	58,636
Australian Government 3 Year Bonds	296	03/17/2025	19,534,508	51,470
Australian 90 Day Bank Bills	3,526	06/12/2025	2,167,207,305	155,430
Australian 90 Day Bank Bills	108	09/11/2025	66,409,908	4,402
Australian 90 Day Bank Bills	101	12/11/2025	62,117,705	8,446
Australian 90 Day Bank Bills	31	03/12/2026	19,067,228	1,443
Australian 90 Day Bank Bills	23	06/11/2026	14,146,653	1,698
Australian 90 Day Bank Bills	11	09/10/2026	6,765,625	1,217
Brent Crude Oil	90	03/31/2025	6,552,900	(220,170)
Brent Crude Oil	2	04/30/2025	144,560	(4,690)
British Pound/US Dollar Cross Currency Rate	360	03/17/2025	28,287,000	(27,554)
CAC40 10 Euro Index	1,187	03/21/2025	100,046,422	(790,142)
Canadian 10 Year Government Bonds	728	06/19/2025	62,783,867	814,944
Canadian 5 Year Bonds	682	06/19/2025	54,649,566	406,725
Canadian Canola Oil	327	05/14/2025	2,943,283	(91,037)
Canadian Canola Oil	48	07/14/2025	436,686	(10,318)
Canadian Dollar/US Dollar Cross Currency Rate	6	03/18/2025	415,230	(7,033)
Consumer Discretionary Select Sector Index	2	03/21/2025	436,680	(7,930)
Copper	160	05/28/2025	18,192,000	(439,008)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Copper	8	07/29/2025	$918,300	$(8,813)
Corn No. 2 Yellow	1,879	05/14/2025	44,109,525	(3,176,129)
Corn No. 2 Yellow	471	07/14/2025	11,203,913	(615,250)
Corn No. 2 Yellow	10	09/12/2025	225,125	(12,425)
Cotton No.2	239	05/07/2025	7,797,375	(397,175)
Crude Oil	208	03/20/2025	14,510,080	(445,950)
Crude Oil	2	04/22/2025	138,680	(4,830)
Crude Oil	1	05/20/2025	68,870	(3,100)
Crude Palm Oil	16	04/15/2025	416,359	3,104
Crude Palm Oil	168	05/15/2025	4,286,118	39,938
Crude Palm Oil	72	06/13/2025	1,796,975	6,454
Crude Palm Oil	19	07/15/2025	464,515	(622)
Crude Soybean Oil	560	05/14/2025	14,824,320	(878,946)
Crude Soybean Oil	85	07/14/2025	2,270,010	(103,914)
Crude Soybean Oil	92	12/12/2025	2,437,080	(85,776)
DAX Index	4	03/21/2025	467,474	9,850
Dollar Index	296	03/17/2025	31,837,168	294,948
Dow Jones Industrial Average Index	311	03/21/2025	68,247,395	(892,628)
Dow Jones U.S. Micro-Cap Total Stock Index	3	03/21/2025	65,834	684
E-mini Consumer Staples Select Sector	5	03/21/2025	419,400	14,350
Emini S&P 500 ESG Index	7	03/21/2025	1,818,460	(53,710)
Euro BUXL 30 Year Bonds	2	03/06/2025	269,297	(241)
Euro STOXX 50 Dividend Index	23	12/19/2025	395,108	14,907
Euro STOXX 50 Index	10	03/21/2025	492,640	8,683
Euro STOXX 50 Quanto Index	1,620	03/21/2025	91,688,918	3,175,747
Euro STOXX Banks Index	341	03/21/2025	3,242,010	650,838
Euro/Japanese Yen Cross Currency Rate	46	03/17/2025	5,956,073	(190,097)
Euro-BOBL	320	03/06/2025	39,137,335	99,482
Euro-BOBL	102	06/06/2025	12,581,894	(1,411)
Euro-BTP Italian Government Bonds	620	03/06/2025	77,558,688	(100,202)
Euro-BTP Italian Government Bonds	209	06/06/2025	26,075,405	(9,896)
Euro-Bund	89	03/06/2025	12,296,715	11,017
Euro-Schatz	964	03/06/2025	106,931,109	(10,111)
Euro-Schatz	485	06/06/2025	53,858,702	(3,335)
European Rapeseed	314	04/30/2025	8,676,620	(36,385)
European Rapeseed	59	07/31/2025	1,525,509	28,035
Feeder Cattle	116	04/17/2025	15,834,000	331,725
Feeder Cattle	29	05/22/2025	3,931,312	46,500
Feeder Cattle	6	08/28/2025	822,150	5,300
Financial Select Sector Index	5	03/21/2025	805,088	23,573
French Government Bonds	1,107	03/06/2025	143,038,745	1,356,926
FTSE 100 Index	2,553	03/21/2025	282,298,253	6,908,204
FTSE Bursa Malaysia KLCI Index	29	03/28/2025	501,042	(6,997)
FTSE China A50 Index	1,203	03/28/2025	15,902,457	(22,587)
FTSE MIB Index	33	03/21/2025	1,325,457	151,012
FTSE/JSE Top 40 Index	498	03/20/2025	21,043,228	(376,090)
FTSE/MIB Index	273	03/21/2025	54,825,709	3,903,441
German Stock Index	246	03/21/2025	143,748,172	10,511,801
Gold	630	04/28/2025	179,455,500	2,120,943
Gold	22	06/26/2025	6,327,420	122,430

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Hang Seng China Enterprises Index	353	03/28/2025	$19,179,528	$(273,002)
Hang Seng Index	416	03/28/2025	61,426,068	(470,217)
Hang Seng Mini Index	53	03/28/2025	1,565,183	(25,700)
Hang Seng TECH Index	94	03/28/2025	3,371,021	(83,007)
Hard Red Winter Wheat	49	05/14/2025	1,403,850	(126,188)
Hard Red Winter Wheat	12	07/14/2025	351,600	(28,150)
IBEX 35 Composite Index	13	03/21/2025	179,956	4,169
IBEX 35 Index	55	03/21/2025	7,613,528	105,294
ICE 3 Month SONIA Rate	23	12/16/2025	6,946,464	(2,862)
ICE 3 Month SONIA Rate	989	03/17/2026	299,008,969	(56,275)
ICE 3 Month SONIA Rate	51	06/16/2026	15,425,482	(802)
ICE 3 Month SONIA Rate	219	09/15/2026	66,252,610	(7,249)
ICE 3 Month SONIA Rate	7	12/15/2026	2,117,773	236
ICE European Climate Exchange Emissions	34	12/15/2025	2,504,175	(356,570)
ICE European Climate Exchange Emissions	9	12/14/2026	681,356	(84,742)
Industrial Select Sector Index	2	03/21/2025	275,160	(4,740)
Japanese Yen/US Dollar Cross Currency Rate	521	03/17/2025	43,330,919	144,990
JPNK400 Index	3	03/13/2025	48,198	(1,405)
Lean Hogs	45	04/14/2025	1,506,150	(164,810)
Lean Hogs	278	06/13/2025	10,566,780	(804,280)
Lean Hogs	95	07/15/2025	3,676,500	(227,900)
Live Cattle	360	04/30/2025	27,741,600	(798,340)
Live Cattle	514	06/30/2025	38,812,140	(730,220)
Live Cattle	186	08/29/2025	13,981,620	(188,190)
Live Cattle	23	10/31/2025	1,749,380	(18,170)
LME Aluminum Forward	3	03/03/2025	196,580	(1,458)
LME Aluminum Forward	5	03/03/2025	331,109	5,894
LME Aluminum Forward	2	03/04/2025	131,053	1,278
LME Aluminum Forward	1	03/04/2025	65,526	1,495
LME Aluminum Forward	3	03/06/2025	196,568	1,830
LME Aluminum Forward	1	03/11/2025	65,521	309
LME Aluminum Forward	2	03/13/2025	131,042	2,842
LME Aluminum Forward	1	03/14/2025	65,521	1,459
LME Aluminum Forward	73	03/17/2025	4,783,033	136,104
LME Aluminum Forward	5	03/20/2025	327,048	7,110
LME Aluminum Forward	3	03/25/2025	196,090	4,203
LME Aluminum Forward	13	03/27/2025	849,329	17,428
LME Aluminum Forward	3	03/31/2025	195,907	144
LME Aluminum Forward	9	04/03/2025	587,608	245
LME Aluminum Forward	4	04/04/2025	261,084	109
LME Aluminum Forward	7	04/07/2025	456,766	191
LME Aluminum Forward	5	04/08/2025	326,230	2,530
LME Aluminum Forward	7	04/10/2025	456,809	5,597
LME Aluminum Forward	4	04/11/2025	261,047	3,647
LME Aluminum Forward	115	04/14/2025	7,505,446	(110,796)
LME Aluminum Forward	4	04/15/2025	260,900	(6,025)
LME Aluminum Forward	19	04/16/2025	1,238,515	(24,473)
LME Aluminum Forward	1	04/17/2025	65,160	(290)
LME Aluminum Forward	1	04/22/2025	65,135	(990)
LME Aluminum Forward	5	04/24/2025	325,550	175
LME Aluminum Forward	1	04/25/2025	65,113	213

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Aluminum Forward	2	04/28/2025	$130,233	$(1,106)
LME Aluminum Forward	4	05/01/2025	260,490	(2,745)
LME Aluminum Forward	2	05/08/2025	130,245	(2,515)
LME Aluminum Forward	1	05/12/2025	65,131	(1,254)
LME Aluminum Forward	152	05/19/2025	9,906,220	(175,489)
LME Aluminum Forward	35	05/21/2025	2,278,500	(76,948)
LME Copper Forward	1	03/03/2025	234,533	12,522
LME Copper Forward	1	03/10/2025	233,789	7,795
LME Copper Forward	37	03/17/2025	8,657,131	262,428
LME Copper Forward	1	03/18/2025	233,920	11,420
LME Copper Forward	1	03/25/2025	233,892	7,504
LME Copper Forward	11	03/27/2025	2,570,950	82,063
LME Copper Forward	1	04/01/2025	233,782	7,225
LME Copper Forward	6	04/03/2025	1,403,162	50,512
LME Copper Forward	2	04/04/2025	467,721	19,071
LME Copper Forward	1	04/07/2025	233,860	7,023
LME Copper Forward	3	04/08/2025	701,581	19,531
LME Copper Forward	3	04/10/2025	701,581	19,031
LME Copper Forward	1	04/11/2025	233,860	5,185
LME Copper Forward	39	04/14/2025	9,120,550	72,355
LME Copper Forward	1	04/15/2025	233,679	3,592
LME Copper Forward	2	04/16/2025	467,233	5,771
LME Copper Forward	2	04/24/2025	467,049	(689)
LME Copper Forward	1	04/25/2025	233,556	(5,082)
LME Copper Forward	3	05/02/2025	701,412	(9,313)
LME Copper Forward	2	05/12/2025	467,912	(13,251)
LME Copper Forward	3	05/14/2025	702,092	(7,445)
LME Copper Forward	6	05/15/2025	1,404,635	(15,965)
LME Copper Forward	4	05/16/2025	936,323	(18,985)
LME Copper Forward	24	05/19/2025	5,617,338	(92,716)
LME Copper Forward	1	05/22/2025	233,921	(3,491)
LME Lead Forward	2	03/03/2025	183,226	(7,784)
LME Lead Forward	1	03/03/2025	93,948	(2,382)
LME Lead Forward	2	03/04/2025	183,250	(9,800)
LME Lead Forward	3	03/10/2025	275,092	(16,028)
LME Lead Forward	2	03/11/2025	183,418	(8,552)
LME Lead Forward	1	03/13/2025	91,757	(334)
LME Lead Forward	1	03/14/2025	91,769	(1,321)
LME Lead Forward	53	03/17/2025	4,864,408	(18,716)
LME Lead Forward	3	03/20/2025	275,537	(2,442)
LME Lead Forward	18	03/27/2025	1,654,840	(7,294)
LME Lead Forward	2	03/31/2025	183,923	(3,661)
LME Lead Forward	3	04/01/2025	275,924	1,160
LME Lead Forward	2	04/03/2025	184,057	7
LME Lead Forward	2	04/04/2025	184,084	(888)
LME Lead Forward	4	04/07/2025	368,223	(3,003)
LME Lead Forward	2	04/08/2025	184,138	(2,972)
LME Lead Forward	2	04/10/2025	184,186	(6,164)
LME Lead Forward	3	04/11/2025	276,298	(9,182)
LME Lead Forward	57	04/14/2025	5,249,656	(24,746)
LME Lead Forward	2	04/15/2025	184,231	(8,069)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Lead Forward	7	04/16/2025	$645,388	$(26,072)
LME Lead Forward	1	04/17/2025	92,215	(500)
LME Lead Forward	4	04/22/2025	368,925	(1,996)
LME Lead Forward	5	04/24/2025	461,487	(2,483)
LME Lead Forward	2	04/25/2025	184,623	(996)
LME Lead Forward	2	04/28/2025	184,652	(999)
LME Lead Forward	3	04/30/2025	277,064	(181)
LME Lead Forward	4	05/01/2025	369,649	(4,249)
LME Lead Forward	1	05/02/2025	92,427	(2,133)
LME Lead Forward	2	05/07/2025	184,889	(3,151)
LME Lead Forward	2	05/19/2025	185,129	(4,927)
LME Lead Forward	1	05/22/2025	92,581	(659)
LME Nickel Forward	4	03/03/2025	196,752	(12,711)
LME Nickel Forward	10	03/03/2025	497,315	(9,035)
LME Nickel Forward	5	03/04/2025	245,878	(14,685)
LME Nickel Forward	6	03/04/2025	295,203	(19,347)
LME Nickel Forward	10	03/06/2025	492,442	(25,533)
LME Nickel Forward	4	03/07/2025	197,031	3,637
LME Nickel Forward	3	03/10/2025	147,815	2,746
LME Nickel Forward	6	03/11/2025	295,710	5,498
LME Nickel Forward	10	03/13/2025	493,243	9,039
LME Nickel Forward	5	03/14/2025	246,660	4,583
LME Nickel Forward	62	03/17/2025	3,059,049	35,482
LME Nickel Forward	5	03/18/2025	246,713	4,239
LME Nickel Forward	10	03/20/2025	493,550	6,925
LME Nickel Forward	1	03/25/2025	49,371	684
LME Nickel Forward	3	04/03/2025	148,397	697
LME Nickel Forward	4	04/04/2025	197,901	3,932
LME Nickel Forward	2	04/07/2025	99,001	(272)
LME Nickel Forward	7	04/08/2025	346,677	1,137
LME Nickel Forward	1	04/10/2025	49,600	525
LME Nickel Forward	1	04/11/2025	49,619	1,144
LME Nickel Forward	62	04/14/2025	3,078,316	9,403
LME Nickel Forward	12	04/22/2025	595,494	1,119
LME Nickel Forward	19	04/24/2025	943,421	(418)
LME Nickel Forward	1	04/25/2025	49,661	186
LME Nickel Forward	4	05/01/2025	198,849	(920)
LME Nickel Forward	3	05/02/2025	149,155	(1,570)
LME Nickel Forward	3	05/07/2025	149,194	82
LME Nickel Forward	11	05/08/2025	547,258	2,521
LME Nickel Forward	2	05/09/2025	99,514	177
LME Nickel Forward	6	05/12/2025	298,609	(16)
LME Nickel Forward	2	05/14/2025	99,580	(358)
LME Nickel Forward	6	05/15/2025	298,938	901
LME Nickel Forward	4	05/21/2025	199,029	(1,183)
LME Nickel Forward	2	05/22/2025	99,625	(150)
LME Tin Forward	1	03/13/2025	155,835	5,583
LME Tin Forward	1	03/18/2025	155,865	5,615
LME Tin Forward	1	03/20/2025	155,886	5,573
LME Tin Forward	3	03/27/2025	468,025	16,730
LME Tin Forward	1	04/03/2025	156,160	7,310

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Tin Forward	1	04/04/2025	$156,160	$7,010
LME Tin Forward	1	04/07/2025	156,160	6,610
LME Tin Forward	1	04/08/2025	156,160	5,810
LME Tin Forward	3	04/10/2025	468,480	22,180
LME Tin Forward	1	04/15/2025	156,173	7,923
LME Tin Forward	1	04/16/2025	156,235	5,085
LME Tin Forward	1	04/17/2025	156,198	(5,758)
LME Tin Forward	1	04/24/2025	156,160	(12,001)
LME Tin Forward	1	05/16/2025	156,550	(10,475)
LME Tin Forward	3	05/21/2025	469,565	(34,795)
LME Zinc Forward	6	03/03/2025	416,664	(45,399)
LME Zinc Forward	2	03/03/2025	138,178	(10,491)
LME Zinc Forward	5	03/04/2025	345,541	(34,691)
LME Zinc Forward	5	03/06/2025	345,816	(44,246)
LME Zinc Forward	2	03/07/2025	138,341	(17,909)
LME Zinc Forward	3	03/10/2025	207,533	(22,227)
LME Zinc Forward	1	03/11/2025	69,185	(7,940)
LME Zinc Forward	1	03/14/2025	69,221	(1,666)
LME Zinc Forward	93	03/17/2025	6,438,250	(467,514)
LME Zinc Forward	1	03/18/2025	69,240	(1,398)
LME Zinc Forward	9	03/20/2025	623,578	(35,746)
LME Zinc Forward	1	03/25/2025	69,321	(5,129)
LME Zinc Forward	7	03/27/2025	485,559	(46,088)
LME Zinc Forward	1	03/31/2025	69,388	(466)
LME Zinc Forward	1	04/01/2025	69,407	379
LME Zinc Forward	1	04/03/2025	69,481	(3,343)
LME Zinc Forward	9	04/04/2025	625,502	(3,687)
LME Zinc Forward	4	04/07/2025	278,076	(11,175)
LME Zinc Forward	3	04/08/2025	208,570	(2,524)
LME Zinc Forward	7	04/10/2025	486,778	(8,685)
LME Zinc Forward	4	04/11/2025	278,176	(6,058)
LME Zinc Forward	151	04/14/2025	10,501,144	(209,891)
LME Zinc Forward	3	04/15/2025	208,618	(6,396)
LME Zinc Forward	3	04/16/2025	208,604	(12,759)
LME Zinc Forward	1	04/22/2025	69,525	(3,400)
LME Zinc Forward	6	04/24/2025	417,264	(16,736)
LME Zinc Forward	2	04/25/2025	139,106	337
LME Zinc Forward	2	04/30/2025	139,162	(887)
LME Zinc Forward	2	05/01/2025	139,263	(1,404)
LME Zinc Forward	2	05/15/2025	139,622	(4,216)
LME Zinc Forward	2	05/16/2025	139,642	(6,146)
LME Zinc Forward	2	05/19/2025	139,661	(5,639)
LME Zinc Forward	3	05/21/2025	209,449	(4,734)
London Cocoa	62	05/14/2025	5,725,981	(896,035)
London Cocoa	28	07/16/2025	2,552,819	(334,424)
London Cocoa	2	09/15/2025	173,011	(25,020)
London Metals - Aluminum(a)	1,435	03/17/2025	94,022,635	28,898
London Metals - Aluminum(a)	48	04/14/2025	3,132,708	20,158
London Metals - Aluminum(a)	58	05/19/2025	3,780,005	(87,786)
London Metals - Aluminum(a)	510	06/16/2025	33,259,013	(598,467)
London Metals - Copper(a)	450	03/17/2025	105,289,425	2,279,848

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
London Metals - Copper(a)	5	04/14/2025	$1,169,301	$(12,561)
London Metals - Copper(a)	64	06/16/2025	14,986,272	(201,818)
London Metals - Lead(a)	696	03/17/2025	34,340,292	(206,773)
London Metals - Lead(a)	60	04/14/2025	2,979,015	14,848
London Metals - Lead(a)	3	05/19/2025	149,534	(428)
London Metals - Lead(a)	5	06/16/2025	249,701	(1,588)
London Metals - Nickel(a)	274	03/17/2025	25,148,071	(187,671)
London Metals - Nickel(a)	5	06/16/2025	464,613	(7,293)
London Metals - Tin(a)	4	03/17/2025	623,460	24,274
London Metals - Tin(a)	1	06/16/2025	156,740	(3,214)
London Metals - Zinc(a)	431	03/17/2025	29,837,483	(2,097,221)
London Metals - Zinc(a)	12	04/14/2025	834,528	(30,672)
London Metals - Zinc(a)	74	06/16/2025	5,177,503	(118,200)
Long Gilt	851	06/26/2025	100,013,749	241,868
Low Sulphur Gas Oil	74	04/10/2025	5,013,500	(164,475)
Low Sulphur Gas Oil	9	05/12/2025	602,325	(20,275)
Low Sulphur Gas Oil	4	06/12/2025	265,400	(7,975)
Lumber	6	05/15/2025	110,798	1,999
Maize	1	06/05/2025	11,268	(272)
Micro Gold	29	04/28/2025	826,065	12,677
Milling Wheat No. 2	2	09/10/2025	23,885	(558)
Mini-Hang Seng Index	45	03/28/2025	488,996	(9,123)
MSCI China A 50 Index	7	03/21/2025	370,615	(4,215)
MSCI EAFE Index	76	03/21/2025	9,232,480	131,855
MSCI Emerging Markets Index	270	03/21/2025	14,802,750	(360,311)
MSCI Singapore Index	657	03/27/2025	19,270,768	(7,793)
Nasdaq 100 Index	160	03/21/2025	66,942,400	(2,801,498)
NASDAQ 100 Micro Index	6	03/21/2025	251,034	(9,044)
Natural Gas	22	03/26/2025	210,870	(17,368)
Natural Gas	653	03/27/2025	25,036,020	(984,180)
Natural Gas	65	03/28/2025	2,151,657	(481,430)
Natural Gas	374	04/28/2025	14,571,040	210,940
Natural Gas	5	04/29/2025	171,265	(9,180)
Natural Gas	136	05/28/2025	5,499,840	(2,630)
Natural Gas	67	06/26/2025	2,820,030	172,440
Natural Gas	38	09/26/2025	1,620,320	252,070
Nikkei 225 OSE Index	54	03/13/2025	13,312,120	(696,649)
Nikkei 225 SGX Index	153	03/13/2025	18,871,541	(1,028,156)
NY Harbor ULSD	239	03/31/2025	23,237,970	(694,698)
NY Harbor ULSD	38	04/30/2025	3,608,556	(150,494)
NY Harbor ULSD	16	05/30/2025	1,494,998	(56,570)
NY Harbor ULSD	2	06/30/2025	185,934	(8,967)
NY Harbor ULSD	3	11/28/2025	279,707	(10,441)
NYSE FANG+ Index	4	03/21/2025	258,448	(17,044)
OMXS30 ESG Index	14	03/21/2025	346,389	(3,372)
OMXS30 Index	2,682	03/21/2025	67,933,654	(595,118)
Platinum	59	04/28/2025	2,766,805	(203,115)
Reformulated Gasoline Blendstock	68	03/31/2025	6,346,889	(293,882)
Reformulated Gasoline Blendstock	7	04/30/2025	654,620	(19,366)
Reformulated Gasoline Blendstock	22	05/30/2025	2,048,231	(67,347)
Reformulated Gasoline Blendstock	19	06/30/2025	1,749,854	(62,168)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Robusta Coffee	187	05/23/2025	$9,967,100	$21,640
Robusta Coffee	67	07/25/2025	3,544,300	110,060
Russell 2000 Index	202	03/21/2025	21,869,530	(826,858)
S&P 500 E-mini Index	225	03/21/2025	67,086,563	(1,657,820)
S&P 500 Micro E-mini Index	1	03/21/2025	29,816	65
S&P Mid Cap 400 Index	18	03/21/2025	5,579,460	(229,130)
S&P Real Estate Select Sector Stock Index	3	03/21/2025	158,813	1,775
S&P/Toronto Stock Exchange 60 Index	541	03/20/2025	114,515,874	1,810,932
SGX FTSE Taiwan Index	215	03/28/2025	16,079,850	(697,831)
SGX Technically Specified Rubber 20	5	03/28/2025	51,000	590
SGX TSI Iron Ore	392	04/30/2025	4,015,648	(120,327)
SGX TSI Iron Ore	57	05/30/2025	579,975	(18,415)
SGX TSI Iron Ore	36	06/30/2025	363,852	(10,163)
Short-term Euro-BTP	1,820	03/06/2025	203,260,615	(42,978)
Short-term Euro-BTP	452	06/06/2025	50,409,776	2,832
Silver	288	05/28/2025	45,354,240	(2,268,549)
Silver	10	07/29/2025	1,590,150	(78,020)
South African Rand/US Dollar Cross Currency Rate	4	03/17/2025	106,800	(525)
Soybean Meal	353	05/14/2025	10,597,060	(70,360)
Soybeans	898	05/14/2025	46,056,175	(1,172,888)
STOXX 600 Bank Spread Index	19	03/21/2025	256,227	48,282
STOXX 600 Utilities Index	17	03/21/2025	351,114	10,140
STOXX Euro ESG-X Index	95	03/21/2025	2,026,162	64,295
STOXX Europe 600 Index	293	03/21/2025	8,454,232	627,386
STOXX Europe 600 Insurance Index	6	03/21/2025	141,475	12,516
Sugar #11	490	04/30/2025	10,163,776	(463,940)
Sugar #11	58	06/30/2025	1,177,075	(71,030)
Sugar #11	32	09/30/2025	653,005	(33,029)
Sugar #11	15	02/27/2026	312,312	(15,926)
Swiss Government Bonds	2	03/06/2025	329,276	2,337
Technology Select Sector Index	2	03/21/2025	455,200	(25,460)
Tokyo Price Index	29	03/13/2025	515,521	(17,861)
TOPIX Index	176	03/13/2025	31,286,810	(949,706)
Two Year Canadian Government Bonds	987	06/19/2025	72,141,223	180,715
U.S. Treasury 10 Year Notes	422	06/18/2025	46,881,563	357,234
U.S. Treasury 2 Year Notes	1,251	06/30/2025	258,917,906	388,851
U.S. Treasury 5 Year Note	676	06/30/2025	72,965,750	305,383
U.S. Treasury Long Bonds	172	06/18/2025	20,312,125	89,016
UK Natural Gas	30	03/28/2025	1,186,785	(208,213)
UK Natural Gas	10	04/29/2025	408,898	(31,235)
US Cocoa	103	05/14/2025	9,397,720	(1,322,312)
US Cocoa	30	07/16/2025	2,697,300	(409,140)
US Dollar/Chinese Renminbi Cross Currency Rate	5	03/17/2025	499,143	1,730
US Dollar/Norwegian Krone Cross Currency Rate	9	03/17/2025	900,599	13,316
Utilities Select Sector Index	3	03/21/2025	239,880	2,470
Wheat	261	05/14/2025	7,252,538	(777,625)
White Sugar	44	04/15/2025	1,171,720	(44,970)
White Sugar	14	07/16/2025	360,080	(15,090)
XAV Health Care Select Sector Index	3	03/21/2025	452,010	5,780
				$(2,088,469)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(30)	07/31/2025	$11,992,834	$(14,001)
10 Year Japanese Government Bonds	(19)	03/12/2025	1,763,749	21,098
10 Year U.S. Ultra Treasury Notes	(178)	06/18/2025	20,336,500	(298,680)
3 Month Euribor	(631)	12/15/2025	160,492,653	(186,594)
3 Month Euribor	(629)	06/15/2026	159,992,116	(283,704)
30 Day Federal Funds Rate	(2)	10/31/2025	801,647	2,834
30 Day Federal Funds Rate	(2)	02/27/2026	803,398	(3,125)
3-Month Secured Overnight Financing Rate	(161)	09/16/2025	38,621,888	(39,475)
3-Month Secured Overnight Financing Rate	(550)	12/16/2025	132,240,625	(284,675)
3-Month Secured Overnight Financing Rate	(712)	03/17/2026	171,440,700	(692,938)
3-Month Secured Overnight Financing Rate	(156)	06/16/2026	37,594,050	(128,550)
3-Month Secured Overnight Financing Rate	(587)	09/15/2026	141,518,363	(601,963)
3-Month Secured Overnight Financing Rate	(620)	12/15/2026	149,489,750	(478,088)
3-Month Secured Overnight Financing Rate	(173)	03/16/2027	41,710,300	(164,588)
3-Month Secured Overnight Financing Rate	(166)	06/15/2027	40,018,450	(159,413)
3-Month Secured Overnight Financing Rate	(168)	09/14/2027	40,494,300	(163,363)
3-Month Secured Overnight Financing Rate	(124)	12/14/2027	29,884,000	(114,550)
3-Month Secured Overnight Financing Rate	(110)	03/14/2028	26,504,500	(107,750)
3-Month Secured Overnight Financing Rate	(76)	06/20/2028	18,307,450	(74,600)
3-Month Secured Overnight Financing Rate	(20)	09/19/2028	4,816,500	(21,013)
3-Month Secured Overnight Financing Rate	(21)	12/19/2028	5,056,275	(22,663)
3-Month Secured Overnight Financing Rate	(21)	03/20/2029	5,054,962	(21,625)
Arabica Coffee	(80)	05/19/2025	11,191,500	440,138
ASX SPI 200 Index	(278)	03/20/2025	35,069,124	1,078,385
AUD/USD Cross Currency Rate	(2,077)	03/17/2025	128,742,845	2,472,184
Australian Government 10 Year Bonds	(1,336)	03/17/2025	94,111,452	(723,928)
Australian Government 3 Year Bonds	(2,999)	03/17/2025	197,918,882	(524,781)
Australian 90 Day Bank Bills	(141)	03/13/2025	86,612,936	(10,645)
Australian 90 Day Bank Bills	(78)	06/12/2025	47,941,625	(8,855)
Australian 90 Day Bank Bills	(301)	09/11/2025	185,086,875	(57,755)
Australian 90 Day Bank Bills	(3)	12/11/2025	1,845,080	(1,217)
Australian 90 Day Bank Bills	(3)	03/12/2026	1,845,216	(811)
BIST 30 Index	(790)	04/30/2025	2,441,796	(50,451)
Brazilian Real/US Dollar Cross Currency Rate	(3)	03/31/2025	50,520	1,035
Brent Crude Oil	(125)	03/31/2025	9,101,250	49,982
Brent Crude Oil	(8)	04/30/2025	578,240	10
Brent Crude Oil	(11)	05/30/2025	789,690	1,410
Brent Crude Oil	(14)	10/31/2025	976,080	6,620
Brent Crude Oil Last Day Financial	(1)	03/31/2025	72,810	20
British Pound/US Dollar Cross Currency Rate	(258)	03/17/2025	20,272,350	(223,080)
CAC40 10 Euro Index	(86)	03/21/2025	7,248,519	4,927
Canadian 10 Year Government Bonds	(1,665)	06/19/2025	143,592,224	(1,015,213)
Canadian Dollar/US Dollar Cross Currency Rate	(1,440)	03/18/2025	99,655,200	1,203,801
Class III Milk	(15)	04/29/2025	548,100	15,100
Copper	(334)	05/28/2025	37,975,800	323,138
Corn No. 2 Yellow	(226)	12/12/2025	5,141,500	(124,513)
Cotton No.2	(1,603)	05/07/2025	52,297,875	2,236,212
Cotton No.2	(76)	07/09/2025	2,522,820	128,300
Crude Oil	(178)	03/20/2025	12,417,280	(35,383)
Crude Oil	(7)	04/22/2025	485,380	(580)
Crude Oil	(45)	05/20/2025	3,099,150	37,830

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Crude Oil	(5)	06/20/2025	$341,900	$(320)
Crude Oil	(13)	11/20/2025	858,780	11,810
Crude Soybean Oil	(325)	05/14/2025	8,603,400	302,568
Dow Jones Industrial Average Index	(62)	03/21/2025	13,605,590	(6,983)
E-mini Materials Sector	(4)	03/21/2025	377,120	(17,910)
Euro BUXL 30 Year Bonds	(221)	03/06/2025	29,757,363	(486,727)
Euro Half Dollars	(3)	03/17/2025	194,531	538
Euro STOXX 50 Quanto Index	(64)	03/21/2025	3,622,278	(24,845)
Euro/Pound Sterling Cross Currency Rate	(3)	03/17/2025	389,279	4,253
Euro/US Dollar Cross Currency Rate	(2,409)	03/17/2025	312,417,187	3,710,375
Euro-BOBL	(1,734)	03/06/2025	212,075,436	(1,784,869)
Euro-BOBL	(190)	06/06/2025	23,436,861	(8,123)
Euro-BTP Italian Government Bonds	(853)	03/06/2025	106,705,744	(708,234)
Euro-Bund	(2,992)	03/06/2025	413,390,678	(2,344,357)
Euro-Bund	(198)	06/06/2025	27,173,933	(8,091)
EURO-BUXL 30Y BND Jun25	(41)	06/06/2025	5,508,688	(1,971)
Euro-Schatz	(3,933)	03/06/2025	436,265,615	(1,180,019)
Euro-Schatz	(427)	06/06/2025	47,417,867	(6,914)
French Government Bonds	(512)	03/06/2025	66,157,035	(1,236,538)
Frozen Concentrated Orange Juice	(10)	05/09/2025	451,800	21,555
FTSE China A50 Index	(423)	03/28/2025	5,591,637	16,951
FTSE/MIB Index	(21)	03/21/2025	4,217,362	(60,135)
German Stock Index	(21)	03/21/2025	12,271,185	1,608
Hang Seng China Enterprises Index	(55)	03/28/2025	2,988,312	27,336
Hang Seng Index	(66)	03/28/2025	9,745,482	77,092
Hard Red Winter Wheat	(27)	05/14/2025	773,550	6,600
Hard Red Winter Wheat	(104)	07/14/2025	3,047,200	140,625
ICE 3 Month SONIA Rate	(59)	09/16/2025	17,786,721	(1,148)
ICE 3 Month SONIA Rate	(152)	12/16/2025	45,907,067	(71,716)
ICE 3 Month SONIA Rate	(21)	03/17/2026	6,349,028	(18,428)
ICE 3 Month SONIA Rate	(24)	06/16/2026	7,259,051	(20,535)
ICE 3 Month SONIA Rate	(105)	09/15/2026	31,764,950	(85,663)
ICE 3 Month SONIA Rate	(291)	12/15/2026	88,038,866	(150,743)
ICE 3 Month SONIA Rate	(40)	03/16/2027	12,102,191	(28,334)
ICE 3 Month SONIA Rate	(51)	06/15/2027	15,430,294	(32,045)
ICE 3 Month SONIA Rate	(196)	09/14/2027	59,300,737	(17,469)
ICE 3 Month SONIA Rate	(112)	12/14/2027	33,887,897	(56,008)
ICE 3 Month SONIA Rate	(16)	03/14/2028	4,841,128	(11,290)
ICE 3 Month SONIA Rate	(10)	06/20/2028	3,025,548	(3,601)
ICE European Climate Exchange Emissions	(9)	12/15/2025	662,870	8,703
ICE RTD MONTH COA Apr25	(2)	04/25/2025	185,300	24,950
ICE RTD MONTH COA Apr26	(1)	04/24/2026	100,800	6,200
ICE RTD MONTH COA Aug26	(1)	08/28/2026	102,250	4,750
ICE RTD MONTH COA Dec26	(1)	12/24/2026	103,350	3,650
ICE RTD MONTH COA Feb26	(1)	02/27/2026	101,000	6,000
ICE RTD MONTH COA Jan26	(1)	01/30/2026	100,250	6,750
ICE RTD MONTH COA Jul26	(1)	07/31/2026	101,650	5,350
ICE RTD MONTH COA Jun25	(2)	06/27/2025	185,400	24,850
ICE RTD MONTH COA Jun26	(1)	06/26/2026	100,900	6,100
ICE RTD MONTH COA Mar26	(1)	03/27/2026	100,900	6,100

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
ICE RTD MONTH COA May25	(2)	05/30/2025	$184,800	$25,450
ICE RTD MONTH COA May26	(1)	05/29/2026	100,550	6,450
ICE RTD MONTH COA Nov26	(1)	11/27/2026	103,850	3,150
ICE RTD MONTH COA Oct26	(1)	10/30/2026	103,550	3,450
ICE RTD MONTH COA Sep26	(1)	09/25/2026	102,700	4,300
Indian Rupee/US Dollar Cross Currency Rate	(6)	03/26/2025	137,016	1,212
Indian Rupee/US Dollar SGX Cross Currency Rate	(2)	03/26/2025	114,110	965
Japanese 10 Year Government Bonds	(475)	03/13/2025	441,031,986	5,596,259
Japanese Yen/US Dollar Cross Currency Rate	(928)	03/17/2025	77,180,600	(391,545)
Lean Hogs	(63)	04/14/2025	2,108,610	50,310
Light Sweet Crude Oil	(7)	03/19/2025	244,160	(910)
Live Cattle	(41)	04/30/2025	3,159,460	6,870
LME Aluminum Forward	(3)	03/03/2025	196,580	(1,881)
LME Aluminum Forward	(5)	03/03/2025	331,109	(7,121)
LME Aluminum Forward	(1)	03/04/2025	65,526	(89)
LME Aluminum Forward	(2)	03/04/2025	131,053	(1,684)
LME Aluminum Forward	(3)	03/06/2025	196,568	(1,756)
LME Aluminum Forward	(1)	03/11/2025	65,521	(1,465)
LME Aluminum Forward	(2)	03/13/2025	131,042	(4,367)
LME Aluminum Forward	(1)	03/14/2025	65,521	(2,271)
LME Aluminum Forward	(73)	03/17/2025	4,783,033	(189,659)
LME Aluminum Forward	(5)	03/20/2025	327,048	(8,323)
LME Aluminum Forward	(3)	03/25/2025	196,090	(5,615)
LME Aluminum Forward	(13)	03/27/2025	849,329	(1,267)
LME Aluminum Forward	(3)	03/31/2025	195,907	(3,769)
LME Aluminum Forward	(9)	04/03/2025	587,608	(22,295)
LME Aluminum Forward	(4)	04/04/2025	261,084	(11,159)
LME Aluminum Forward	(7)	04/07/2025	456,766	(14,753)
LME Aluminum Forward	(5)	04/08/2025	326,230	8,742
LME Aluminum Forward	(7)	04/10/2025	456,809	13,664
LME Aluminum Forward	(4)	04/11/2025	261,047	5,716
LME Aluminum Forward	(115)	04/14/2025	7,505,446	76,706
LME Aluminum Forward	(4)	04/15/2025	260,900	7,021
LME Aluminum Forward	(19)	04/16/2025	1,238,515	17,611
LME Aluminum Forward	(1)	04/17/2025	65,160	(111)
LME Aluminum Forward	(1)	04/22/2025	65,135	(97)
LME Aluminum Forward	(5)	04/24/2025	325,550	4,289
LME Aluminum Forward	(1)	04/25/2025	65,113	1,973
LME Aluminum Forward	(2)	04/28/2025	130,233	2,496
LME Aluminum Forward	(2)	05/01/2025	130,245	405
LME Aluminum Forward	(2)	05/08/2025	130,245	1,693
LME Aluminum Forward	(1)	05/12/2025	65,131	1,094
LME Aluminum Forward	(4)	05/19/2025	260,690	1,901
LME Copper Forward	(1)	03/03/2025	234,533	(10,133)
LME Copper Forward	(1)	03/10/2025	233,789	(5,614)
LME Copper Forward	(37)	03/17/2025	8,657,131	(341,572)
LME Copper Forward	(1)	03/18/2025	233,920	(11,486)
LME Copper Forward	(1)	03/25/2025	233,892	(10,042)
LME Copper Forward	(11)	03/27/2025	2,570,950	(105,811)
LME Copper Forward	(1)	04/01/2025	233,782	(13,257)
LME Copper Forward	(6)	04/03/2025	1,403,162	(43,149)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Copper Forward	(2)	04/04/2025	$467,721	$(14,333)
LME Copper Forward	(1)	04/07/2025	233,860	(7,073)
LME Copper Forward	(3)	04/08/2025	701,581	14,836
LME Copper Forward	(3)	04/10/2025	701,581	3,005
LME Copper Forward	(1)	04/11/2025	233,860	4,973
LME Copper Forward	(39)	04/14/2025	9,120,550	(233,663)
LME Copper Forward	(1)	04/15/2025	233,679	(6,635)
LME Copper Forward	(2)	04/16/2025	467,233	(12,771)
LME Copper Forward	(2)	04/24/2025	467,049	(12,624)
LME Copper Forward	(1)	04/25/2025	233,556	(8,069)
LME Copper Forward	(2)	05/02/2025	467,608	8,904
LME Copper Forward	(1)	05/15/2025	234,106	2,557
LME Copper Forward	(14)	05/19/2025	3,276,781	(1,971)
LME Lead Forward	(1)	03/03/2025	93,948	(1,832)
LME Lead Forward	(2)	03/03/2025	183,226	1,079
LME Lead Forward	(2)	03/04/2025	183,250	1,091
LME Lead Forward	(3)	03/10/2025	275,092	1,744
LME Lead Forward	(2)	03/11/2025	183,418	1,160
LME Lead Forward	(1)	03/13/2025	91,757	2,713
LME Lead Forward	(1)	03/14/2025	91,769	563
LME Lead Forward	(53)	03/17/2025	4,864,408	70,185
LME Lead Forward	(3)	03/20/2025	275,537	2,749
LME Lead Forward	(18)	03/27/2025	1,654,840	(1,039)
LME Lead Forward	(2)	03/31/2025	183,923	(420)
LME Lead Forward	(3)	04/01/2025	275,924	830
LME Lead Forward	(2)	04/03/2025	184,057	(367)
LME Lead Forward	(2)	04/04/2025	184,084	590
LME Lead Forward	(4)	04/07/2025	368,223	1,191
LME Lead Forward	(2)	04/08/2025	184,138	602
LME Lead Forward	(2)	04/10/2025	184,186	77
LME Lead Forward	(3)	04/11/2025	276,298	431
LME Lead Forward	(57)	04/14/2025	5,249,656	19,149
LME Lead Forward	(2)	04/15/2025	184,231	1,007
LME Lead Forward	(7)	04/16/2025	645,388	1,469
LME Lead Forward	(1)	04/17/2025	92,215	1,805
LME Lead Forward	(4)	04/22/2025	368,925	5,541
LME Lead Forward	(5)	04/24/2025	461,487	3,885
LME Lead Forward	(2)	04/25/2025	184,623	747
LME Lead Forward	(2)	04/28/2025	184,652	148
LME Lead Forward	(6)	04/30/2025	554,129	(10,769)
LME Lead Forward	(5)	05/01/2025	462,061	(4,861)
LME Lead Forward	(1)	05/02/2025	92,427	68
LME Lead Forward	(1)	05/08/2025	92,481	(321)
LME Lead Forward	(54)	05/19/2025	4,998,484	18,698
LME Lead Forward	(14)	05/21/2025	1,295,965	5,752
LME Lead Forward	(1)	05/22/2025	92,581	(391)
LME Nickel Forward	(4)	03/03/2025	196,752	(3,670)
LME Nickel Forward	(10)	03/03/2025	497,315	(14,502)
LME Nickel Forward	(6)	03/04/2025	295,203	(5,253)
LME Nickel Forward	(5)	03/04/2025	245,878	(4,550)
LME Nickel Forward	(10)	03/06/2025	492,442	(8,568)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Nickel Forward	(4)	03/07/2025	$197,031	$(156)
LME Nickel Forward	(3)	03/10/2025	147,814	(2,277)
LME Nickel Forward	(6)	03/11/2025	295,710	(191)
LME Nickel Forward	(10)	03/13/2025	493,243	1,595
LME Nickel Forward	(5)	03/14/2025	246,660	128
LME Nickel Forward	(62)	03/17/2025	3,059,049	(14,883)
LME Nickel Forward	(5)	03/18/2025	246,713	(300)
LME Nickel Forward	(10)	03/20/2025	493,550	4,563
LME Nickel Forward	(1)	03/25/2025	49,371	(596)
LME Nickel Forward	(3)	04/03/2025	148,397	(2,109)
LME Nickel Forward	(4)	04/04/2025	197,901	(3,264)
LME Nickel Forward	(2)	04/07/2025	99,001	(2,563)
LME Nickel Forward	(7)	04/08/2025	346,677	(4,933)
LME Nickel Forward	(1)	04/10/2025	49,600	(1,009)
LME Nickel Forward	(1)	04/11/2025	49,619	(1,019)
LME Nickel Forward	(62)	04/14/2025	3,078,316	(50,297)
LME Nickel Forward	(12)	04/22/2025	595,494	(11,694)
LME Nickel Forward	(19)	04/24/2025	943,421	(18,996)
LME Nickel Forward	(1)	04/25/2025	49,661	(461)
LME Nickel Forward	(2)	05/01/2025	99,424	(99)
LME Nickel Forward	(8)	05/08/2025	398,006	(1,206)
LME Nickel Forward	(2)	05/09/2025	99,514	(289)
LME Nickel Forward	(6)	05/12/2025	298,609	(897)
LME Nickel Forward	(2)	05/14/2025	99,580	(330)
LME Nickel Forward	(10)	05/15/2025	498,230	(2,049)
LME Nickel Forward	(3)	05/16/2025	149,501	(495)
LME Nickel Forward	(65)	05/19/2025	3,239,909	(3,244)
LME Nickel Forward	(7)	05/21/2025	348,301	2,042
LME Tin Forward	(1)	03/13/2025	155,835	(9,660)
LME Tin Forward	(1)	03/18/2025	155,865	(10,675)
LME Tin Forward	(1)	03/20/2025	155,886	(11,786)
LME Tin Forward	(3)	03/27/2025	468,025	(36,325)
LME Tin Forward	(1)	04/03/2025	156,160	12,200
LME Tin Forward	(1)	04/04/2025	156,160	(5,616)
LME Tin Forward	(1)	04/07/2025	156,160	(5,628)
LME Tin Forward	(1)	04/08/2025	156,160	12,146
LME Tin Forward	(3)	04/10/2025	468,480	941
LME Tin Forward	(1)	04/15/2025	156,173	(5,668)
LME Tin Forward	(1)	04/16/2025	156,235	(5,705)
LME Tin Forward	(1)	04/17/2025	156,198	(6,548)
LME Tin Forward	(1)	04/24/2025	156,160	(8,760)
LME Tin Forward	(1)	05/16/2025	156,550	5,570
LME Zinc Forward	(2)	03/03/2025	138,178	8,392
LME Zinc Forward	(6)	03/03/2025	416,664	18,086
LME Zinc Forward	(5)	03/04/2025	345,541	(1,786)
LME Zinc Forward	(5)	03/06/2025	345,816	18,176
LME Zinc Forward	(2)	03/07/2025	138,341	(725)
LME Zinc Forward	(3)	03/10/2025	207,533	13,050
LME Zinc Forward	(1)	03/11/2025	69,185	5,250
LME Zinc Forward	(1)	03/14/2025	69,221	5,335
LME Zinc Forward	(93)	03/17/2025	6,438,250	262,495

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Zinc Forward	(1)	03/18/2025	$69,240	$5,023
LME Zinc Forward	(9)	03/20/2025	623,578	43,673
LME Zinc Forward	(1)	03/25/2025	69,321	6,354
LME Zinc Forward	(7)	03/27/2025	485,559	(2,434)
LME Zinc Forward	(1)	03/31/2025	69,388	4,575
LME Zinc Forward	(1)	04/01/2025	69,407	2,969
LME Zinc Forward	(1)	04/03/2025	69,481	3,731
LME Zinc Forward	(9)	04/04/2025	625,502	11,310
LME Zinc Forward	(4)	04/07/2025	278,076	6,537
LME Zinc Forward	(3)	04/08/2025	208,570	7,993
LME Zinc Forward	(7)	04/10/2025	486,778	15,372
LME Zinc Forward	(4)	04/11/2025	278,176	4,374
LME Zinc Forward	(151)	04/14/2025	10,501,144	193,398
LME Zinc Forward	(3)	04/15/2025	208,618	10,370
LME Zinc Forward	(3)	04/16/2025	208,604	710
LME Zinc Forward	(1)	04/22/2025	69,525	1,588
LME Zinc Forward	(6)	04/24/2025	417,264	4,723
LME Zinc Forward	(2)	04/25/2025	139,106	(1,119)
LME Zinc Forward	(2)	04/30/2025	139,162	(1,487)
LME Zinc Forward	(2)	05/01/2025	139,263	1,225
LME Zinc Forward	(1)	05/14/2025	69,770	1,517
LME Zinc Forward	(106)	05/19/2025	7,402,059	118,203
LME Zinc Forward	(19)	05/21/2025	1,326,509	62,140
LME Zinc Forward	(2)	05/22/2025	139,632	1,518
LME Zinc Forward	(2)	05/28/2025	139,650	500
London Metals - Aluminum(a)	(1,435)	03/17/2025	94,022,635	(833,277)
London Metals - Aluminum(a)	(18)	04/14/2025	1,174,766	15,433
London Metals - Aluminum(a)	(56)	06/16/2025	3,651,970	42,421
London Metals - Copper(a)	(450)	03/17/2025	105,289,425	(2,860,731)
London Metals - Copper(a)	(78)	06/16/2025	18,264,519	67,169
London Metals - Lead(a)	(696)	03/17/2025	34,340,292	601,011
London Metals - Lead(a)	(137)	04/14/2025	6,802,084	(75,339)
London Metals - Lead(a)	(62)	05/19/2025	3,090,375	(4,141)
London Metals - Lead(a)	(381)	06/16/2025	19,027,235	(73,331)
London Metals - Nickel(a)	(274)	03/17/2025	25,148,071	988,943
London Metals - Nickel(a)	(49)	04/14/2025	4,512,862	37,361
London Metals - Nickel(a)	(177)	06/16/2025	16,447,289	(59,523)
London Metals - Tin(a)	(4)	03/17/2025	623,460	(44,975)
London Metals - Zinc(a)	(431)	03/17/2025	29,837,483	1,312,309
London Metals - Zinc(a)	(107)	06/16/2025	7,486,389	78,870
Long Gilt	(1,527)	06/26/2025	179,460,628	(1,590,883)
Low Sulphur Gas Oil	(62)	04/10/2025	4,200,500	10,353
Low Sulphur Gas Oil	(6)	05/12/2025	401,550	8,125
Low Sulphur Gas Oil	(3)	06/12/2025	199,050	650
Low Sulphur Gas Oil	(7)	07/10/2025	462,350	500
Mexican Peso/US Dollar Cross Currency Rate	(789)	03/17/2025	19,125,360	75,270
Micro EUR/USD	(14)	03/17/2025	181,562	2,045
Milling Wheat No. 2	(322)	05/12/2025	3,824,625	80,966
Milling Wheat No. 2	(14)	09/10/2025	167,196	921
Nasdaq 100 Index	(46)	03/21/2025	19,245,940	183,770
Natural Gas	(63)	03/27/2025	2,415,420	(167,360)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
New Zealand Dollar/US Dollar Cross Currency Rate	(652)	03/17/2025	$36,443,540	$1,037,704
Nifty 50 Index	(422)	03/27/2025	18,795,880	368,435
Nikkei 225 CME Index	(1)	03/13/2025	188,025	(1,700)
Nikkei 225 Mini Index	(75)	03/13/2025	1,848,906	20,311
Nikkei 225 OSE Index	(49)	03/13/2025	12,079,516	333,278
Nikkei 225 SGX Index	(452)	03/13/2025	55,751,221	641,078
Nikkei 225 Yen Index	(70)	03/13/2025	8,739,828	113,817
NY Harbor ULSD	(40)	03/31/2025	3,889,200	12,503
NY Harbor ULSD	(4)	04/30/2025	379,848	1,205
NY Harbor ULSD	(3)	05/30/2025	280,312	1,113
Oats	(3)	05/14/2025	55,350	(2,863)
OMXS30 Index	(302)	03/21/2025	7,649,502	25,699
Palladium	(48)	06/26/2025	4,377,120	163,140
Phelix DE Base Yearly	(1)	12/29/2025	768,507	545
Platinum	(35)	04/28/2025	1,641,325	42,430
Red Spring Wheat	(89)	05/14/2025	2,659,988	95,100
Red Spring Wheat	(28)	07/14/2025	855,400	46,625
Reformulated Gasoline Blendstock	(209)	03/31/2025	19,507,349	(14,270)
Reformulated Gasoline Blendstock	(1)	04/30/2025	93,517	(143)
Rough Rice	(48)	05/14/2025	1,296,480	45,680
Russell 2000 Index	(201)	03/21/2025	21,761,265	90,993
S&P 500 Index	(318)	03/21/2025	94,815,675	648,434
S&P Mid Cap 400 Index	(9)	03/21/2025	2,789,730	(1,780)
SGX FTSE Taiwan Index	(191)	03/28/2025	14,284,890	138,490
SGX TSI Iron Ore	(17)	04/30/2025	174,148	1,297
Silver	(30)	05/28/2025	4,724,400	59,985
Soybean Meal	(1,152)	05/14/2025	34,583,040	638,662
Soybean Meal	(152)	07/14/2025	4,674,000	86,190
Soybeans	(531)	05/14/2025	27,233,662	720,247
Soybeans	(526)	07/14/2025	27,352,000	292,238
Soybeans	(84)	11/14/2025	4,323,900	68,813
Sugar #11	(317)	04/30/2025	6,575,341	(19,898)
Sugar #11	(33)	06/30/2025	669,715	(30,856)
Swiss Franc/US Dollar Cross Currency Rate	(274)	03/17/2025	37,971,263	366,560
TOPIX Index	(27)	03/13/2025	4,799,681	38,795
Turkish Dollar	(396)	03/28/2025	405,825	755
U.S. Treasury 10 Year Notes	(972)	06/18/2025	107,983,125	(974,368)
U.S. Treasury 2 Year Notes	(1,393)	06/30/2025	288,307,469	(904,609)
U.S. Treasury 5 Year Note	(1,469)	06/30/2025	158,560,188	(1,102,788)
U.S. Treasury Long Bonds	(497)	06/18/2025	58,692,594	(735,335)
U.S. Treasury Ultra Bonds	(238)	06/18/2025	29,541,750	(502,680)
US 3 Year Notes	(19)	06/30/2025	4,004,695	(25,531)
US Cocoa	(4)	05/14/2025	364,960	(14,180)
US Dollar/Swedish Krona Cross Currency Rate	(4)	03/17/2025	399,786	(2,726)
Wheat	(760)	05/14/2025	21,118,500	934,684
Wheat	(319)	07/14/2025	9,079,537	92,300
Wheat	(2)	12/12/2025	60,450	38
White Sugar	(36)	04/15/2025	958,680	(47,725)
White Sugar	(40)	07/16/2025	1,028,800	(45,320)
White Sugar	(6)	09/15/2025	151,710	8,150
WTI Light Sweet Crude Oil	(1)	07/21/2025	67,860	(110)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
WTI Light Sweet Crude Oil	(5)	03/19/2025	$348,800	$(980)
WTI Light Sweet Crude Oil	(3)	04/21/2025	208,020	410
WTI Light Sweet Crude Oil	(1)	05/19/2025	68,870	410
WTI Light Sweet Crude Oil	(1)	06/18/2025	68,380	(470)
				$3,035,377
Net Unrealized Appreciation (Depreciation)				$946,908

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2025 were as follows:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/03/2025	AUD	7,800,000	CAD	7,054,195	Bank of America	$(36,473)
03/04/2025	AUD	13,800,000	CAD	12,397,537	Bank of America	(7,467)
03/31/2025	AUD	40,200,000	CAD	36,278,711	Bank of America	(161,145)
03/04/2025	AUD	1,256,634	EUR	750,000	Bank of America	1,612
03/31/2025	AUD	56,000,000	NZD	62,256,921	Bank of America	(104,296)
03/03/2025	AUD	96,637,036	USD	60,164,567	Bank of America	(199,799)
03/04/2025	AUD	700,000	USD	434,815	Bank of America	(451)
03/19/2025	AUD	90,068,000	USD	56,921,120	Bank of America	(1,025,517)
03/31/2025	AUD	100,000	USD	63,670	Bank of America	(1,604)
04/10/2025	AUD	19,246,000	USD	12,230,173	Bank of America	(284,249)
03/06/2025	BRL	103,376,975	USD	17,931,090	Bank of America	(394,898)
04/02/2025	BRL	3,784,024	USD	650,000	Bank of America	(12,246)
03/03/2025	CAD	7,002,447	AUD	7,800,000	Bank of America	700
03/31/2025	CAD	10,196,588	AUD	11,400,000	Bank of America	(17,571)
03/03/2025	CAD	1,126,646	EUR	750,000	Bank of America	719
03/31/2025	CAD	4,645,778	EUR	3,125,000	Bank of America	(31,293)
03/03/2025	CAD	1,800,000	JPY	187,390,612	Bank of America	(927)
03/03/2025	CAD	2,597,285	USD	1,799,443	Bank of America	(3,967)
03/19/2025	CAD	41,795,086	USD	29,352,581	Bank of America	(439,147)
03/31/2025	CAD	4,700,000	USD	3,293,246	Bank of America	(40,005)
04/10/2025	CAD	71,499,000	USD	50,256,032	Bank of America	(741,617)
03/19/2025	CHF	4,598,632	EUR	4,900,000	Bank of America	16,378
03/31/2025	CHF	15,339,966	EUR	16,250,000	Bank of America	167,355
03/31/2025	CHF	5,000,000	JPY	848,322,300	Bank of America	(98,119)
03/03/2025	CHF	55,714,728	USD	61,832,957	Bank of America	(109,225)
03/19/2025	CHF	31,533,581	USD	35,294,243	Bank of America	(292,980)
03/31/2025	CHF	3,375,000	USD	3,762,005	Bank of America	(10,386)
03/03/2025	CLP	296,150,490	USD	300,000	Bank of America	8,505
03/04/2025	CLP	283,961,660	USD	300,000	Bank of America	(4,197)
03/05/2025	CLP	196,879,660	USD	200,000	Bank of America	5,086
03/13/2025	CLP	382,758,770	USD	400,000	Bank of America	(1,342)
03/19/2025	CLP	7,611,190,547	USD	8,000,000	Bank of America	(73,502)
03/31/2025	CLP	188,695,660	USD	200,000	Bank of America	(3,529)
04/04/2025	CLP	190,097,660	USD	200,000	Bank of America	(2,082)
03/19/2025	CNH	36,238,666	USD	5,000,000	Bank of America	(26,291)
03/03/2025	COP	416,572,000	USD	101,525	Bank of America	(1,279)
03/04/2025	COP	1,259,251,541	USD	300,000	Bank of America	2,993
03/06/2025	COP	1,666,013,264	USD	400,000	Bank of America	758
03/07/2025	COP	420,278,316	USD	100,000	Bank of America	1,084
03/10/2025	COP	1,666,969,902	USD	400,000	Bank of America	766
03/12/2025	COP	413,615,300	USD	100,000	Bank of America	(588)
03/13/2025	COP	413,712,500	USD	100,000	Bank of America	(579)
03/18/2025	COP	420,029,316	USD	100,000	Bank of America	869
03/19/2025	COP	34,621,873,893	USD	8,300,000	Bank of America	13,208
03/19/2025	CZK	124,356,434	EUR	4,950,000	Bank of America	4,097
03/03/2025	CZK	2,407,048	USD	100,964	Bank of America	(1,429)
03/31/2025	CZK	4,801,532	USD	200,000	Bank of America	(1,338)
03/31/2025	EUR	10,250,000	AUD	17,055,312	Bank of America	64,752
03/03/2025	EUR	750,000	CAD	1,127,658	Bank of America	(1,418)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/04/2025	EUR	750,000	CAD	1,126,747	Bank of America	$(786)
03/31/2025	EUR	18,125,000	CAD	27,016,597	Bank of America	132,294
03/19/2025	EUR	2,950,000	CHF	2,783,439	Bank of America	(26,371)
03/03/2025	EUR	200,000	GBP	165,124	Bank of America	(209)
03/19/2025	EUR	1,000,000	GBP	830,192	Bank of America	(5,893)
03/19/2025	EUR	700,000	HUF	284,182,425	Bank of America	(3,991)
03/31/2025	EUR	3,000,000	HUF	1,209,801,172	Bank of America	7,867
03/03/2025	EUR	1,000,000	JPY	156,361,203	Bank of America	(1,559)
03/19/2025	EUR	2,400,000	JPY	382,330,721	Bank of America	(53,400)
03/19/2025	EUR	7,350,000	NOK	85,991,573	Bank of America	(2,770)
03/31/2025	EUR	11,375,000	NOK	133,775,972	Bank of America	(58,314)
03/04/2025	EUR	400,000	PLN	1,678,972	Bank of America	19
03/31/2025	EUR	1,300,000	PLN	5,423,946	Bank of America	11,495
03/03/2025	EUR	1,125,000	SEK	12,584,585	Bank of America	(1,835)
03/03/2025	EUR	169,288,334	USD	176,142,240	Bank of America	(506,688)
03/04/2025	EUR	1,100,000	USD	1,145,246	Bank of America	(3,952)
03/19/2025	EUR	97,784,000	USD	102,318,147	Bank of America	(783,318)
03/31/2025	EUR	375,000	USD	392,740	Bank of America	(3,100)
04/10/2025	EUR	37,485,000	USD	39,287,904	Bank of America	(317,663)
03/04/2025	GBP	125,000	AUD	253,169	Bank of America	139
03/31/2025	GBP	12,750,000	AUD	25,378,193	Bank of America	286,047
03/31/2025	GBP	2,750,000	CHF	3,104,320	Bank of America	8,243
03/03/2025	GBP	20,126,319	EUR	24,353,476	Bank of America	50,051
03/04/2025	GBP	330,347	EUR	400,000	Bank of America	522
03/19/2025	GBP	48,361,158	EUR	58,050,000	Bank of America	554,113
03/31/2025	GBP	19,550,907	EUR	23,400,000	Bank of America	277,772
03/03/2025	GBP	500,000	JPY	94,701,617	Bank of America	(368)
03/31/2025	GBP	4,750,000	JPY	910,356,975	Bank of America	(95,084)
03/03/2025	GBP	68,258,307	USD	86,512,793	Bank of America	(651,590)
03/04/2025	GBP	84,469,502	USD	106,472,031	Bank of America	(219,176)
03/19/2025	GBP	44,801,000	USD	56,361,903	Bank of America	(9,214)
03/31/2025	GBP	4,375,000	USD	5,520,667	Bank of America	(17,748)
04/10/2025	GBP	94,123,000	USD	118,822,915	Bank of America	(438,040)
03/19/2025	HUF	3,195,281,672	EUR	7,900,000	Bank of America	14,389
03/31/2025	HUF	202,055,271	EUR	500,000	Bank of America	(227)
04/10/2025	HUF	2,579,500,000	USD	6,708,556	Bank of America	(82,664)
03/19/2025	IDR	52,230,486,669	USD	3,200,000	Bank of America	(51,959)
03/19/2025	ILS	14,080,442	USD	3,950,000	Bank of America	(46,560)
03/31/2025	ILS	22,496,971	USD	6,300,000	Bank of America	(61,977)
03/03/2025	INR	921,449,036	USD	10,600,000	Bank of America	(71,926)
03/04/2025	INR	432,270,482	USD	4,965,709	Bank of America	(27,138)
03/12/2025	INR	2,429,596,762	USD	27,839,622	Bank of America	(98,596)
03/13/2025	INR	1,380,258,537	USD	15,858,055	Bank of America	(99,499)
03/17/2025	INR	600,787,417	USD	6,896,020	Bank of America	(38,809)
03/18/2025	INR	627,255,517	USD	7,198,054	Bank of America	(39,277)
03/19/2025	INR	391,662,923	USD	4,500,000	Bank of America	(30,340)
03/31/2025	JPY	1,097,335,060	AUD	11,400,000	Bank of America	240,898
03/03/2025	JPY	187,749,295	CAD	1,800,000	Bank of America	3,311
03/04/2025	JPY	208,477,524	CAD	2,000,000	Bank of America	2,894
03/31/2025	JPY	734,273,150	CAD	7,000,000	Bank of America	50,414
03/04/2025	JPY	41,700,476	CHF	250,000	Bank of America	145

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/31/2025	JPY	800,526,420	CHF	4,750,000	Bank of America	$57,344
03/03/2025	JPY	177,236,693	EUR	1,134,264	Bank of America	982
03/04/2025	JPY	172,317,303	EUR	1,100,000	Bank of America	3,918
03/19/2025	JPY	2,405,866,621	EUR	15,350,000	Bank of America	78,844
03/31/2025	JPY	203,869,007	EUR	1,300,000	Bank of America	8,516
03/03/2025	JPY	94,728,635	GBP	500,000	Bank of America	548
03/04/2025	JPY	94,593,866	GBP	500,000	Bank of America	(276)
03/31/2025	JPY	450,219,647	GBP	2,375,000	Bank of America	14,480
03/31/2025	JPY	1,229,229,508	NZD	14,200,000	Bank of America	244,419
03/03/2025	JPY	6,322,931,223	USD	42,344,974	Bank of America	(327,807)
03/04/2025	JPY	6,224,696,327	USD	41,661,513	Bank of America	(292,506)
03/19/2025	JPY	12,196,562,478	USD	80,594,739	Bank of America	606,856
03/31/2025	JPY	187,500,000	USD	1,250,836	Bank of America	(705)
04/10/2025	JPY	2,279,100,000	USD	15,281,079	Bank of America	(66,572)
03/04/2025	KRW	145,216,237	USD	100,000	Bank of America	(713)
03/05/2025	KRW	22,381,963,000	USD	15,415,426	Bank of America	(111,669)
03/13/2025	KRW	21,599,219,875	USD	15,000,000	Bank of America	(224,723)
03/18/2025	KRW	286,568,000	USD	200,000	Bank of America	(3,912)
03/19/2025	KRW	7,349,394,505	USD	5,100,000	Bank of America	(70,775)
03/21/2025	KRW	21,789,482,001	USD	15,200,000	Bank of America	(287,617)
03/19/2025	MXN	337,642,723	USD	16,458,268	Bank of America	(77,858)
04/10/2025	MXN	64,190,000	USD	3,142,825	Bank of America	(38,727)
03/19/2025	NOK	383,549,628	EUR	33,050,000	Bank of America	(264,547)
03/03/2025	NOK	2,643,788	USD	234,468	Bank of America	258
03/04/2025	NOK	4,496,118	USD	400,000	Bank of America	(819)
03/19/2025	NOK	209,767,867	USD	18,740,914	Bank of America	(116,814)
04/10/2025	NOK	10,000	USD	897	Bank of America	(9)
03/03/2025	NZD	1,700,000	USD	954,240	Bank of America	(2,787)
03/04/2025	NZD	300,000	USD	168,087	Bank of America	(181)
03/19/2025	NZD	39,045,000	USD	22,370,750	Bank of America	(512,103)
03/19/2025	PEN	19,376,570	USD	5,200,000	Bank of America	57,012
03/19/2025	PHP	224,212,028	USD	3,850,000	Bank of America	14,207
03/19/2025	PLN	52,687,503	EUR	12,550,000	Bank of America	(15,953)
03/31/2025	PLN	15,466,688	EUR	3,700,000	Bank of America	(25,480)
03/03/2025	PLN	1,999,133	USD	507,265	Bank of America	(13,115)
03/04/2025	PLN	1,994,395	USD	500,000	Bank of America	(7,039)
03/31/2025	PLN	41,626,473	USD	10,500,000	Bank of America	(221,765)
04/10/2025	PLN	49,490,000	USD	12,423,176	Bank of America	(208,122)
03/03/2025	SEK	12,574,975	EUR	1,125,000	Bank of America	943
03/04/2025	SEK	12,577,813	EUR	1,125,000	Bank of America	1,226
03/19/2025	SEK	267,157,927	EUR	23,800,000	Bank of America	129,364
03/31/2025	SEK	218,578,603	EUR	19,500,000	Bank of America	79,442
03/31/2025	SEK	131,134,731	NOK	136,500,000	Bank of America	84,027
03/03/2025	SEK	8,422,770	USD	789,865	Bank of America	(7,451)
03/04/2025	SEK	14,730,556	USD	1,371,431	Bank of America	(2,986)
03/19/2025	SEK	221,172,592	USD	20,691,693	Bank of America	(125,453)
03/31/2025	SEK	26,664,267	USD	2,500,000	Bank of America	(18,646)
03/03/2025	SGD	13,749,512	USD	10,254,811	Bank of America	(79,427)
03/19/2025	SGD	1,738,153	USD	1,300,000	Bank of America	(12,638)
03/28/2025	SGD	17,078,828	USD	12,700,000	Bank of America	(44,790)
03/19/2025	THB	192,783,848	USD	5,700,000	Bank of America	(50,991)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/05/2025	TWD	219,642,722	USD	6,700,000	Bank of America	$(3,401)
03/06/2025	TWD	6,551,700	USD	200,000	Bank of America	(232)
03/18/2025	TWD	9,828,600	USD	300,000	Bank of America	21
03/19/2025	TWD	59,230,463	USD	1,800,000	Bank of America	8,199
03/24/2025	TWD	16,363,804	USD	500,000	Bank of America	(206)
04/07/2025	TWD	6,557,073	USD	200,000	Bank of America	507
03/03/2025	USD	60,961,765	AUD	96,637,036	Bank of America	996,997
03/04/2025	USD	61,593,166	AUD	98,937,036	Bank of America	200,750
03/19/2025	USD	106,133,293	AUD	168,501,000	Bank of America	1,562,690
03/31/2025	USD	9,421,840	AUD	15,000,000	Bank of America	112,058
03/06/2025	USD	17,500,000	BRL	103,421,186	Bank of America	(43,691)
04/02/2025	USD	5,550,000	BRL	32,091,621	Bank of America	141,324
03/03/2025	USD	26,464,758	CAD	38,202,837	Bank of America	55,526
03/19/2025	USD	130,841,295	CAD	186,102,176	Bank of America	2,097,621
03/31/2025	USD	18,242,948	CAD	25,800,000	Bank of America	384,731
04/10/2025	USD	50,498,723	CAD	71,499,000	Bank of America	984,308
03/03/2025	USD	62,086,684	CHF	55,714,728	Bank of America	362,953
03/04/2025	USD	62,343,467	CHF	56,167,422	Bank of America	111,249
03/19/2025	USD	88,135,162	CHF	78,501,832	Bank of America	1,000,647
03/31/2025	USD	16,040,213	CHF	14,500,000	Bank of America	(77,856)
04/10/2025	USD	88,767,401	CHF	79,589,000	Bank of America	189,154
03/03/2025	USD	305,314	CLP	296,150,490	Bank of America	(3,190)
03/04/2025	USD	300,000	CLP	294,667,790	Bank of America	(6,955)
03/05/2025	USD	200,000	CLP	197,511,000	Bank of America	(5,744)
03/13/2025	USD	400,000	CLP	383,908,000	Bank of America	145
03/19/2025	USD	8,200,000	CLP	7,939,908,701	Bank of America	(68,834)
03/20/2025	USD	200,000	CLP	189,908,000	Bank of America	2,228
03/31/2025	USD	200,000	CLP	190,654,200	Bank of America	1,490
03/19/2025	USD	19,450,000	CNH	141,937,351	Bank of America	(30,714)
03/31/2025	USD	15,700,000	CNH	114,313,270	Bank of America	(1,718)
03/03/2025	USD	100,000	COP	416,572,000	Bank of America	(246)
03/04/2025	USD	300,000	COP	1,236,572,468	Bank of America	2,464
03/06/2025	USD	400,000	COP	1,661,080,800	Bank of America	429
03/07/2025	USD	100,000	COP	410,139,000	Bank of America	1,355
03/10/2025	USD	400,000	COP	1,641,360,000	Bank of America	5,391
03/12/2025	USD	100,000	COP	414,605,684	Bank of America	350
03/13/2025	USD	100,000	COP	417,964,684	Bank of America	(443)
03/19/2025	USD	4,450,000	COP	19,733,747,620	Bank of America	(288,355)
03/03/2025	USD	100,000	CZK	2,407,049	Bank of America	465
03/31/2025	USD	700,000	CZK	16,761,074	Bank of America	6,514
03/03/2025	USD	151,887,970	EUR	145,000,594	Bank of America	1,450,792
03/04/2025	USD	179,874,706	EUR	172,875,744	Bank of America	509,264
03/19/2025	USD	165,361,397	EUR	158,498,000	Bank of America	783,681
03/31/2025	USD	14,228,127	EUR	13,625,000	Bank of America	71,197
04/10/2025	USD	545,904	EUR	520,000	Bank of America	5,301
03/03/2025	USD	111,196,175	GBP	88,219,502	Bank of America	226,055
03/04/2025	USD	222,298	GBP	176,221	Bank of America	633
03/19/2025	USD	72,068,550	GBP	57,844,000	Bank of America	(690,204)
03/31/2025	USD	13,344,049	GBP	10,687,500	Bank of America	(98,795)
03/31/2025	USD	10,400,000	HUF	4,018,065,050	Bank of America	73,353
03/19/2025	USD	5,650,000	IDR	92,370,601,315	Bank of America	82,630

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/19/2025	USD	850,000	ILS	3,046,112	Bank of America	$5,544
03/03/2025	USD	10,620,705	INR	921,449,036	Bank of America	92,631
03/04/2025	USD	4,979,607	INR	432,270,482	Bank of America	41,036
03/12/2025	USD	27,839,622	INR	2,444,330,783	Bank of America	(69,637)
03/13/2025	USD	15,858,055	INR	1,380,302,203	Bank of America	99,000
03/17/2025	USD	6,896,020	INR	601,766,560	Bank of America	27,634
03/18/2025	USD	7,198,054	INR	627,958,603	Bank of America	31,253
03/19/2025	USD	12,150,000	INR	1,057,176,087	Bank of America	85,500
03/20/2025	USD	6,100,000	INR	531,155,902	Bank of America	38,897
03/21/2025	USD	8,300,000	INR	723,425,912	Bank of America	45,488
03/24/2025	USD	1,600,000	INR	138,993,894	Bank of America	14,391
03/25/2025	USD	1,400,000	INR	121,673,007	Bank of America	12,087
04/03/2025	USD	17,300,000	INR	1,512,864,586	Bank of America	54,743
03/03/2025	USD	42,449,256	JPY	6,344,192,411	Bank of America	290,804
03/04/2025	USD	1,901,409	JPY	286,451,578	Bank of America	(2,333)
03/19/2025	USD	91,985,586	JPY	14,033,018,356	Bank of America	(1,442,662)
03/31/2025	USD	7,168,750	JPY	1,100,000,000	Bank of America	(165,351)
04/10/2025	USD	104,088,576	JPY	15,646,300,000	Bank of America	(360,876)
03/04/2025	USD	101,277	KRW	145,216,237	Bank of America	1,990
03/05/2025	USD	15,400,000	KRW	22,381,963,000	Bank of America	96,243
03/13/2025	USD	15,000,000	KRW	21,767,235,550	Bank of America	109,789
03/18/2025	USD	200,000	KRW	288,618,474	Bank of America	2,509
03/19/2025	USD	14,000,000	KRW	20,467,455,847	Bank of America	(5,976)
03/21/2025	USD	15,200,000	KRW	21,877,443,800	Bank of America	227,417
03/31/2025	USD	15,100,000	KRW	21,635,129,000	Bank of America	284,716
03/19/2025	USD	26,986,771	MXN	555,789,992	Bank of America	23,158
03/31/2025	USD	6,915,187	MXN	143,000,000	Bank of America	(9,749)
03/03/2025	USD	236,677	NOK	2,643,788	Bank of America	1,952
03/04/2025	USD	1,059,417	NOK	11,940,577	Bank of America	(710)
03/19/2025	USD	36,778,678	NOK	412,606,339	Bank of America	145,701
03/31/2025	USD	12,800,000	NOK	144,019,749	Bank of America	13,096
03/03/2025	USD	964,679	NZD	1,700,000	Bank of America	13,226
03/04/2025	USD	2,577,773	NZD	4,600,000	Bank of America	3,209
03/19/2025	USD	74,970,164	NZD	131,646,000	Bank of America	1,270,496
03/31/2025	USD	9,029,255	NZD	16,000,000	Bank of America	70,041
04/10/2025	USD	2,845,275	NZD	4,966,000	Bank of America	63,951
03/19/2025	USD	2,500,000	PEN	9,408,845	Bank of America	(52,692)
03/19/2025	USD	4,100,000	PHP	240,683,046	Bank of America	(48,078)
03/03/2025	USD	500,000	PLN	1,999,133	Bank of America	5,850
03/31/2025	USD	100,000	PLN	397,907	Bank of America	1,750
03/03/2025	USD	782,136	SEK	8,413,160	Bank of America	615
03/19/2025	USD	23,336,027	SEK	254,109,227	Bank of America	(292,902)
03/31/2025	USD	14,000,000	SEK	151,482,075	Bank of America	(96,791)
03/03/2025	USD	10,200,000	SGD	13,749,512	Bank of America	24,616
03/19/2025	USD	2,100,000	SGD	2,835,655	Bank of America	(227)
03/28/2025	USD	28,800,000	SGD	38,859,850	Bank of America	5,309
03/19/2025	USD	1,100,000	THB	37,443,306	Bank of America	2,825
03/28/2025	USD	8,600,000	TRY	323,136,082	Bank of America	(30,306)
03/05/2025	USD	6,700,000	TWD	221,597,140	Bank of America	(56,187)
03/06/2025	USD	200,000	TWD	6,607,600	Bank of America	(1,473)
03/18/2025	USD	300,000	TWD	9,824,484	Bank of America	105

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/19/2025	USD	7,200,000	TWD	238,108,913	Bank of America	$(69,036)
03/24/2025	USD	6,600,000	TWD	216,185,300	Bank of America	(2,872)
03/19/2025	USD	150,000	ZAR	2,776,665	Bank of America	1,831
03/31/2025	USD	6,800,000	ZAR	126,202,805	Bank of America	72,496
03/19/2025	ZAR	41,576,503	USD	2,250,000	Bank of America	(31,393)
04/10/2025	ZAR	622,070,000	USD	33,605,076	Bank of America	(472,605)
03/03/2025	AUD	6,745,347	USD	4,252,392	UBS AG	(66,801)
03/04/2025	AUD	1,939,018	USD	1,204,711	UBS AG	(1,512)
03/19/2025	AUD	61,750,206	USD	38,835,521	UBS AG	(513,753)
03/06/2025	BRL	24,390,738	USD	4,200,000	UBS AG	(62,515)
04/02/2025	BRL	3,463,168	USD	600,000	UBS AG	(16,323)
03/03/2025	CAD	13,461,643	USD	9,321,095	UBS AG	(15,198)
03/19/2025	CAD	132,954,941	USD	92,972,994	UBS AG	(996,060)
03/28/2025	CLP	283,165,000	USD	300,000	UBS AG	(5,152)
03/03/2025	CNH	500,000	USD	68,757	UBS AG	(205)
03/19/2025	CNH	98,500,000	USD	13,502,764	UBS AG	16,231
03/03/2025	EUR	256,465	NOK	3,000,000	UBS AG	(270)
03/04/2025	EUR	255,805	NOK	3,000,000	UBS AG	(943)
03/19/2025	EUR	6,092,226	NOK	72,000,000	UBS AG	(66,558)
03/19/2025	EUR	3,033,589	PLN	13,000,000	UBS AG	(61,450)
03/03/2025	EUR	357,708	SEK	4,000,000	UBS AG	(451)
03/04/2025	EUR	446,855	SEK	5,000,000	UBS AG	(862)
03/19/2025	EUR	9,037,468	SEK	104,000,000	UBS AG	(286,548)
03/03/2025	EUR	465,100	USD	487,929	UBS AG	(5,390)
03/04/2025	EUR	70,959	USD	73,777	UBS AG	(154)
03/19/2025	EUR	128,170,853	USD	134,014,722	UBS AG	(927,452)
03/03/2025	GBP	466,127	USD	590,124	UBS AG	(3,789)
03/04/2025	GBP	10,482,952	USD	13,213,656	UBS AG	(27,316)
03/19/2025	GBP	47,260,744	USD	58,836,222	UBS AG	610,442
03/28/2025	INR	8,696,800	USD	100,000	UBS AG	(819)
03/03/2025	JPY	154,317,710	USD	1,036,458	UBS AG	(10,985)
03/04/2025	JPY	870,060,093	USD	5,817,008	UBS AG	(34,635)
03/19/2025	JPY	17,340,181,607	USD	113,376,722	UBS AG	2,069,774
03/28/2025	KRW	288,491,700	USD	200,000	UBS AG	(2,480)
03/03/2025	NOK	3,000,000	EUR	256,434	UBS AG	302
03/04/2025	NOK	3,000,000	EUR	255,793	UBS AG	956
03/19/2025	NOK	71,000,000	EUR	6,075,254	UBS AG	(4,603)
03/03/2025	NOK	19,752,743	USD	1,769,334	UBS AG	(15,613)
03/04/2025	NOK	146,331,937	USD	12,970,510	UBS AG	21,357
03/19/2025	NOK	1,486,714,758	USD	131,827,660	UBS AG	169,311
03/03/2025	NZD	1,677,253	USD	955,944	UBS AG	(17,222)
03/04/2025	NZD	536,836	USD	302,357	UBS AG	(1,896)
03/19/2025	NZD	46,133,447	USD	26,119,109	UBS AG	(292,121)
03/28/2025	PHP	23,186,100	USD	400,000	UBS AG	(494)
03/19/2025	PLN	54,000,000	EUR	12,614,181	UBS AG	241,632
03/03/2025	SEK	4,000,000	EUR	357,742	UBS AG	416
03/04/2025	SEK	5,000,000	EUR	446,713	UBS AG	1,010
03/19/2025	SEK	211,000,000	EUR	18,641,301	UBS AG	263,968
03/03/2025	SEK	3,123,338	USD	293,041	UBS AG	(2,906)
03/04/2025	SEK	52,023,861	USD	4,835,203	UBS AG	(2,271)
03/19/2025	SEK	320,422,778	USD	29,263,656	UBS AG	531,590

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/19/2025	TRY	42,000,000	USD	1,095,337	UBS AG	$35,658
03/03/2025	USD	4,255,302	AUD	6,745,347	UBS AG	69,711
03/04/2025	USD	1,209,075	AUD	1,939,018	UBS AG	5,875
03/19/2025	USD	89,415,139	AUD	141,585,658	UBS AG	1,548,019
03/06/2025	USD	4,200,000	BRL	24,908,348	UBS AG	(25,289)
03/03/2025	USD	9,319,202	CAD	13,461,643	UBS AG	13,305
03/19/2025	USD	87,832,910	CAD	125,523,282	UBS AG	997,125
03/28/2025	USD	100,000	CLP	94,313,000	UBS AG	1,796
03/03/2025	USD	68,754	CNH	500,000	UBS AG	202
03/19/2025	USD	20,367,035	CNH	147,500,000	UBS AG	122,855
03/03/2025	USD	487,782	EUR	464,957	UBS AG	5,392
03/04/2025	USD	73,791	EUR	70,957	UBS AG	170
03/19/2025	USD	65,314,175	EUR	62,786,756	UBS AG	119,025
03/03/2025	USD	590,252	GBP	466,127	UBS AG	3,917
03/04/2025	USD	13,212,187	GBP	10,482,952	UBS AG	25,847
03/19/2025	USD	91,714,679	GBP	73,071,155	UBS AG	(197,467)
03/27/2025	USD	2,200,000	IDR	36,031,343,000	UBS AG	28,941
03/28/2025	USD	6,800,000	INR	593,956,540	UBS AG	26,301
03/03/2025	USD	1,033,414	JPY	154,317,710	UBS AG	7,941
03/04/2025	USD	5,812,758	JPY	870,060,093	UBS AG	30,384
03/19/2025	USD	52,932,569	JPY	8,141,092,597	UBS AG	(1,268,744)
03/28/2025	USD	9,200,000	KRW	13,220,909,900	UBS AG	148,119
03/03/2025	USD	1,769,666	NOK	19,752,743	UBS AG	15,946
03/04/2025	USD	12,971,762	NOK	146,331,937	UBS AG	(20,105)
03/19/2025	USD	87,327,189	NOK	985,401,039	UBS AG	(160,980)
03/03/2025	USD	955,947	NZD	1,677,253	UBS AG	17,225
03/04/2025	USD	302,067	NZD	536,836	UBS AG	1,606
03/19/2025	USD	28,785,603	NZD	50,315,515	UBS AG	617,358
03/03/2025	USD	293,347	SEK	3,123,338	UBS AG	3,212
03/04/2025	USD	4,832,532	SEK	52,023,861	UBS AG	(400)
03/19/2025	USD	29,037,758	SEK	316,542,010	UBS AG	(396,626)
03/19/2025	USD	276,107	TRY	10,500,000	UBS AG	(6,642)
03/28/2025	USD	2,400,000	TWD	78,491,739	UBS AG	1,746
03/03/2025	USD	54,286	ZAR	1,000,000	UBS AG	852
03/19/2025	USD	2,822,145	ZAR	53,000,000	UBS AG	(6,042)
03/03/2025	ZAR	1,000,000	USD	54,251	UBS AG	(817)
03/19/2025	ZAR	70,000,000	USD	3,869,047	UBS AG	(133,705)
Net Unrealized Appreciation (Depreciation)						$4,391,792

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2025 (Unaudited)

AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PEN	Peruvian Sol
CNH	Chinese Offshore Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Republic Koruna	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	New Taiwan Dollar
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Statement of Assets And Liabilities

February 28, 2025 (Unaudited)

ASSETS
Investments, at value (cost $2,032,224,704)	$2,032,864,858
Cash equivalents	151,872,938
Foreign currency deposits with broker for futures contracts (cost $16,225,702)	16,197,178
Deposit with brokers:
Forward foreign currency contracts:	50,424,731
Futures contracts	336,331,453
Receivables for:
Capital shares sold	3,336,262
Interest receivable	486,120
Unrealized appreciation on forward foreign currency contracts	25,801,769
Unrealized appreciation on futures contracts	71,518,505
Prepaid expenses and other assets	123,947
Total assets	2,688,957,761

LIABILITIES
Payables for:
Advisory fees	3,471,746
Capital shares redeemed	1,480,201
Unrealized depreciation on forward foreign currency contracts	21,409,977
Unrealized depreciation on futures contracts	70,571,597
Other accrued expenses and liabilities	514,029
Total liabilities	97,447,550
Net assets	$2,591,510,211

NET ASSETS CONSIST OF:
Par value	$238,616
Paid-in capital	3,126,179,915
Total distributable earnings/(losses)	(534,908,320)
Net assets	$2,591,510,211

CLASS A SHARES:
Net assets	$22,596,670
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,090,063
Net asset value and redemption price per share	$10.81
Maximum offering price per share (100/94.25 of $10.81)	$11.47

CLASS I SHARES:
Net assets	$2,561,177,319
Shares outstanding ($0.001 par value, 500,000,000 shares authorized)	235,779,609
Net asset value, offering and redemption price per share	$10.86

CLASS C SHARES:
Net assets	$7,736,222
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	746,768
Net asset value, offering and redemption price per share	$10.36

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$58,130,838
Total investment income	58,130,838
EXPENSES
Advisory fees	23,375,812
Administration and accounting services fees	254,318
Transfer agent fees	169,350
Directors fees	167,041
Officers fees	96,494
Printing and shareholder reporting fees	70,140
Registration and filing fees	65,915
Legal fees	62,632
Audit and tax service fees	39,543
Distribution fees (Class A Shares)	26,211
Distribution fees (Class C Shares)	30,815
Custodian fees	30,349
Other expenses	104,117
Total expenses before waivers and/or reimbursements	24,492,737
Less: waivers and/or reimbursements	(757,824)
Net expenses after waivers and/or reimbursements	23,734,913
Net investment income/(loss)	34,395,925
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	517,901
Futures contracts	(57,917,584)
Foreign currency transactions	(3,013,988)
Forward foreign currency contracts	(426,901)
Net change in unrealized appreciation/(depreciation) on:
Investments	(369,291)
Futures contracts	(12,256,695)
Foreign currency translations	23,928
Forward foreign currency contracts	15,853,956
Net realized and unrealized gain/(loss) from investments	(57,588,674)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,192,749)

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$34,395,925	$84,973,306
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts	(60,840,572)	(107,267,222)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations, forward foreign currency contracts	3,251,898	(12,036,702)
Net increase/(decrease) in net assets resulting from operations	(23,192,749)	(34,330,618)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings:
Class A	(356,826)	(304,919)
Class I	(54,735,728)	(49,555,318)
Class C	(72,722)	(82,852)
Net decrease in net assets from dividends and distributions to shareholders	(55,165,276)	(49,943,089)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	12,555,245	16,588,082
Proceeds from reinvestment of distributions	278,439	244,603
Shares redeemed	(11,658,861)	(79,497,741)
Total from Class A Shares	1,174,823	(62,665,056)
Class I Shares
Proceeds from shares sold	667,571,288	1,078,371,905
Proceeds from reinvestment of distributions	35,065,728	31,007,633
Shares redeemed	(746,611,668)	(992,150,907)
Total from Class I Shares	(43,974,652)	117,228,631
Class C Shares
Proceeds from shares sold	1,130,355	2,171,689
Proceeds from reinvestment of distributions	51,424	55,448
Shares redeemed	(2,086,383)	(2,545,271)
Total from Class C Shares	(904,604)	(318,134)
Net increase/(decrease) in net assets from capital share transactions	(43,704,433)	54,245,441
Total increase/(decrease) in net assets	(122,062,458)	(30,028,266)
NET ASSETS:
Beginning of period	2,713,572,669	2,743,600,935
End of period	$2,591,510,211	$2,713,572,669

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Year Ended August 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Shares sold	1,140,980	1,436,355
Shares reinvested	25,734	22,196
Shares redeemed	(1,060,993)	(6,823,094)
Total Class A Shares	105,721	(5,364,543)
Class I Shares
Shares sold	60,318,888	93,772,671
Shares reinvested	3,225,918	2,795,999
Shares redeemed	(67,545,327)	(85,795,101)
Total Class I Shares	(4,000,521)	10,773,569
Class C Shares
Shares sold	106,559	196,858
Shares reinvested	4,949	5,241
Shares redeemed	(198,543)	(232,682)
Total Class C Shares	(87,035)	(30,583)
Net increase/(decrease) in shares outstanding	(3,981,835)	5,378,443

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A Shares
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$11.10		$11.40	$13.56	$11.95	$11.28	$12.45
Net investment income/(loss)(1)	0.13		0.33	0.22	(0.19)	(0.24)	(0.11)
Net realized and unrealized gain/(loss) from investments	(0.24)		(0.52)	(0.60)	2.20	1.07	(0.14)
Net increase/(decrease) in net assets resulting from operations	(0.11)		(0.19)	(0.38)	2.01	0.83	(0.25)
Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.11)	(1.11)	(0.27)	(0.16)	(0.64)
Net realized capital gains	—		—	(0.67)	(0.13)	—	(0.28)
Total dividends and distributions to shareholders	(0.18)		(0.11)	(1.78)	(0.40)	(0.16)	(0.92)
Net asset value, end of period	$10.81		$11.10	$11.40	$13.56	$11.95	$11.28
Total investment return/(loss)(2)	(0.96	)%(5)	(1.67)%	(3.05)%	17.40%	7.42%	(1.64)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,597		$22,031	$83,783	$113,480	$21,395	$14,469
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	2.04	%(6)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	2.04	%(6)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	2.10	%(6)	2.10%	2.11%	2.10%	2.14%	2.15%
Ratio of net investment income/(loss) to average net assets	2.36	%(6)	2.85%	1.80%	(1.47)%	(2.03)%	(0.98)%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$11.19		$11.57	$13.72	$12.07	$11.38	$12.55
Net investment income/(loss)(1)	0.14		0.36	0.25	(0.15)	(0.21)	(0.09)
Net realized and unrealized gain/(loss) from investments	(0.24)		(0.51)	(0.61)	2.22	1.08	(0.14)
Net increase/(decrease) in net assets resulting from operations	(0.10)		(0.15)	(0.36)	2.07	0.87	(0.23)
Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.23)	(1.12)	(0.29)	(0.18)	(0.66)
Net realized capital gains	—		—	(0.67)	(0.13)	—	(0.28)
Total dividends and distributions to shareholders	(0.23)		(0.23)	(1.79)	(0.42)	(0.18)	(0.94)
Net asset value, end of period	$10.86		$11.19	$11.57	$13.72	$12.07	$11.38
Total investment return/(loss)(2)	(0.88	)%(5)	(1.32)%	(2.83)%	17.72%	7.74%	(1.39)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,561,177		$2,682,705	$2,650,349	$2,564,701	$1,132,714	$883,997
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79	%(6)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79	%(6)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.85	%(6)	1.85%	1.86%	1.85%	1.89%	1.90%
Ratio of net investment income/(loss) to average net assets	2.61	%(6)	3.10%	2.05%	(1.22)%	(1.78)%	(0.73)%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(4)	Portfolio turnover rate excludes derivatives and is calculated for the Fund, as a whole, for the entire period.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$10.60		$10.95	$13.12	$11.60	$10.98	$12.11
Net investment income/(loss)(1)	0.08		0.23	0.12	(0.27)	(0.32)	(0.19)
Net realized and unrealized gain/(loss) from investments	(0.22)		(0.48)	(0.57)	2.13	1.05	(0.14)
Net increase/(decrease) in net assets resulting from operations	(0.14)		(0.25)	(0.45)	1.86	0.73	(0.33)
Dividends and distributions to shareholders from:
Net investment income	(0.10)		(0.10)	(1.05)	(0.21)	(0.11)	(0.52)
Net realized capital gains	—		—	(0.67)	(0.13)	—	(0.28)
Total dividends and distributions to shareholders	(0.10)		(0.10)	(1.72)	(0.34)	(0.11)	(0.80)
Net asset value, end of period	$10.36		$10.60	$10.95	$13.12	$11.60	$10.98
Total investment return/(loss)(2)	(1.45	)%(5)	(2.29)%	(3.77)%	16.48%	6.72%	(2.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,736		$8,837	$9,469	$9,078	$5,524	$5,151
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	2.79	%(6)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	2.79	%(6)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	2.85	%(6)	2.85%	2.86%	2.85%	2.89%	2.90%
Ratio of net investment income/(loss) to average net assets	1.61	%(6)	2.10%	1.05%	(2.22)%	(2.78)%	(1.73)%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(4)	Portfolio turnover rate excludes derivatives and is calculated for the Fund, as a whole, for the entire period.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

February 28, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES – The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Cayman Subsidiary and SPC were $536,552,341, which represented 20.70% of the Fund’s net assets. As of the end of the current fiscal period, the net assets of the Onshore Subsidiary were $726,041,641, which represented 28.02% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$2,032,864,858	$2,032,864,858	$—	$—
Commodity Contracts
Futures Contracts	18,690,533	18,690,533	—	—
Equity Contracts
Futures Contracts	32,007,447	32,007,447	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	25,801,769	—	25,801,769	—
Futures Contracts	9,331,681	9,331,681	—	—
Interest Rate Contracts
Futures Contracts	11,488,844	11,488,844	—	—
Total Assets	$2,130,185,132	$2,104,383,363	$25,801,769	$—

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(34,007,246)	$(34,007,246)	$—	$—
Equity Contracts
Futures Contracts	(15,048,933)	(15,048,933)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(21,409,977)	—	(21,409,977)	—
Futures Contracts	(842,560)	(842,560)	—	—
Interest Rate Contracts
Futures Contracts	(20,672,858)	(20,672,858)	—	—
Total Liabilities	$(91,981,574)	$(70,571,597)	$(21,409,977)	$—

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$25,801,769	$—	$25,801,769
Futures Contracts (a)	Unrealized appreciation on futures contracts	32,007,447	11,488,844	9,331,681	18,690,533	71,518,505
Total Value- Assets		$32,007,447	$11,488,844	$35,133,450	$18,690,533	$97,320,274
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(21,409,977)	$—	$(21,409,977)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(15,048,933)	(20,672,858)	(842,560)	(34,007,246)	(70,571,597)
Total Value- Liabilities		$(15,048,933)	$(20,672,858)	$(22,252,537)	$(34,007,246)	$(91,981,574)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$39,495,369	$(72,527,591)	$9,020,263	$(33,905,625)	$(57,917,584)
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	(426,901)	—	(426,901)
Total Realized Gain/(Loss)		$39,495,369	$(72,527,591)	$8,593,362	$(33,905,625)	$(58,344,485)

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$981,281	$(4,930,586)	$15,553,818	$(23,861,208)	$(12,256,695)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	15,853,956	—	15,853,956
Total Change in Unrealized Appreciation/(Depreciation)		$981,281	$(4,930,586)	$31,407,774	$(23,861,208)	$3,597,261

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$7,603,093,081	$(7,658,427,294)	$(5,241,098,815)	$5,241,290,576

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$25,801,769	$(21,409,977)	$—	$4,391,792	$21,409,977	$(21,409,977)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation.” The SPC is treated as an entity disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (“SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the SPC or Onshore Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Options — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. As of the end of the current fiscal period, the Fund has no options.

Options Written — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the current fiscal period, the Fund has no written options.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The Fund considers investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, N.A., to be a cash equivalent. The Fund is exposed to the credit risk of U.S. Bank, N.A. through the holding of this cash equivalent. This cash equivalent is presented on the Consolidated Statement of Assets and Liabilities as “Cash equivalents” and was classified as Level 1 assets as of February 28, 2025. As of February 28, 2025, this balance was $151,872,938.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund and the Cayman Subsidiary, Onshore Subsidiary and SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2025.

Advisory Fee	Expense Caps
	Class A	Class I	Class C	Class T
1.77%	2.04%	1.79%	2.79%	2.04%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2025	August 31, 2026	August 31, 2027	August 31, 2028	Total
$644,286	$1,932,272	$1,582,258	$757,825	$4,916,641

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global LLC, QMS Capital Management LP, Revolution Capital Management, LLC, R.G. Niederhoffer Capital Management, Inc., Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,922,564,836	$881,722	$(473,955,846)	$(473,074,124)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2025 (Unaudited)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2024, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$66,500,806	$(66,500,806)

As of August 31, 2024, the components of distributable earnings/(deficits) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$39,501,995	$—	$(393,727,591)	$(102,324,698)	$—	$—

The differences between the book and tax basis components of distributable earnings/(deficits) relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was as follows:

Ordinary Income	Long-Term Gains	Total
$49,943,089	$—	$49,943,089

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had $36,927,094 of unlimited short-term and $65,397,604 of unlimited long-term capital loss carryforwards to offset future capital gains.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Abbey Capital Multi Asset Fund
of

THE RBB FUND, INC.

Semi-Annual Financial Statements

February 28, 2025

(Unaudited)

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments

February 28, 2025 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS — 76.2%
U.S. Treasury Bills — 76.2%
4.67%, 03/06/2025 (a)	$26,396,000	$26,386,728
4.62%, 03/13/2025 (a)	42,574,000	42,523,798
4.39%, 03/20/2025 (a)	38,128,000	38,052,109
4.30%, 03/27/2025 (a)	49,546,000	49,406,776
4.30%, 04/03/2025 (a)	14,989,000	14,934,299
4.37%, 04/10/2025 (a)	50,845,000	50,618,031
4.39%, 04/17/2025 (a)	114,062,000	113,459,575
4.38%, 04/24/2025 (a)	28,729,000	28,553,957
4.39%, 05/01/2025 (a)	23,144,000	22,983,554
4.36%, 05/08/2025 (a)	36,486,000	36,204,556
4.38%, 05/15/2025 (a)	42,955,000	42,589,820
4.40%, 05/22/2025 (a)	62,958,000	62,371,179
4.38%, 05/29/2025 (a)	17,451,000	17,273,978
4.29%, 06/05/2025 (a)	39,536,000	39,104,229
4.25%, 06/12/2025 (a)	18,508,000	18,290,693
4.21%, 06/20/2025 (a)	54,853,000	54,157,944
4.22%, 07/03/2025 (a)	50,615,000	49,899,425
4.24%, 07/10/2025 (a)	27,794,000	27,378,190
4.25%, 07/17/2025 (a)	36,762,000	36,182,008
4.22%, 07/24/2025 (a)	11,684,000	11,490,963
4.24%, 07/31/2025 (a)	6,813,000	6,694,787
4.28%, 08/07/2025 (a)	24,229,000	23,789,564
4.29%, 08/14/2025 (a)	16,226,000	15,919,405
4.29%, 08/21/2025 (a)	46,094,000	45,186,467
4.23%, 08/28/2025 (a)	2,147,000	2,102,998
TOTAL SHORT-TERM INVESTMENTS (Cost $875,292,703)		875,555,033

TOTAL INVESTMENTS — 76.2% (Cost $875,292,703)		875,555,033

Other Assets in Excess of Liabilities — 23.8%		272,994,655
TOTAL NET ASSETS — 100.0%		$1,148,549,688

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the consolidated financial statements.
1

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Futures contracts outstanding as of February 28, 2025 were as follows:

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	271	09/16/2025	$45,632,616	$88,172
3 Month Canadian Overnight Repo Rate Average	134	12/16/2025	22,594,989	43,883
3 Month Canadian Overnight Repo Rate Average	86	03/17/2026	14,513,150	30,240
3 Month Canadian Overnight Repo Rate Average	72	06/16/2026	12,153,033	27,631
3 Month Canadian Overnight Repo Rate Average	46	09/15/2026	7,764,437	15,120
3 Month Canadian Overnight Repo Rate Average	25	12/15/2026	4,219,155	7,828
3 Month Euribor	28	06/16/2025	7,107,180	(220)
3 Month Euribor	366	09/15/2025	93,029,129	51,427
3 Month Euribor	328	12/15/2025	83,425,658	7,741
3 Month Euribor	120	03/16/2026	30,526,250	13,589
3 Month Euribor	356	06/15/2026	90,551,977	15,962
3 Month Euribor	168	09/14/2026	42,721,501	73,198
3 Month Euribor	325	12/14/2026	82,616,262	53,515
3 Month Euribor	144	03/15/2027	36,590,421	10,438
3 Month Euribor	86	06/14/2027	21,844,807	12,967
3 Month Euribor	135	09/13/2027	34,279,012	14,886
3 Month Euribor	278	12/13/2027	70,567,744	52,905
3 Month Euribor	44	03/13/2028	11,165,572	(5,187)
3 Month New Zealand Treasury Bill	44	06/11/2025	24,423,472	4,112
3 Month New Zealand Treasury Bill	33	09/10/2025	18,322,982	2,390
3 Month Swiss Average Overnight Rate	6	09/16/2025	1,659,810	332
3 Month Swiss Average Overnight Rate	5	12/16/2025	1,383,728	249
3-Month Secured Overnight Financing Rate	30	12/14/2027	7,230,000	30,225
Arabica Coffee	101	05/19/2025	14,129,269	292,523
Arabica Coffee	28	07/21/2025	3,829,875	107,119
Arabica Coffee	12	09/18/2025	1,602,000	(104,006)
ASX SPI 200 Index	227	03/20/2025	28,635,580	(876,722)
Australian Government 10 Year Bonds	182	03/17/2025	12,820,573	54,626
Australian Government 3 Year Bonds	109	03/17/2025	7,193,451	7,225
Australian 90 Day Bank Bills	143	06/12/2025	87,892,979	(2,193)
Australian 90 Day Bank Bills	65	09/11/2025	39,968,926	1,893
Australian 90 Day Bank Bills	61	12/11/2025	37,516,634	4,554
Australian 90 Day Bank Bills	18	03/12/2026	11,071,294	827
Australian 90 Day Bank Bills	13	06/11/2026	7,995,934	962
Australian 90 Day Bank Bills	7	09/10/2026	4,305,398	646
Brent Crude Oil	23	03/31/2025	1,674,630	(48,280)
Brent Crude Oil	1	04/30/2025	72,280	(2,540)
Brent Crude Oil Last Day Financial	4	03/31/2025	291,240	(11,300)
British Pound/US Dollar Cross Currency Rate	151	03/17/2025	11,864,825	20,088
CAC40 10 Euro Index	685	03/21/2025	57,735,298	(455,534)
Canadian 10 Year Government Bonds	429	06/19/2025	36,997,636	479,095
Canadian 5 Year Bonds	395	06/19/2025	31,651,875	235,010
Canadian Canola Oil	197	05/14/2025	1,773,170	(55,125)
Canadian Canola Oil	24	07/14/2025	218,343	(5,325)
Copper	95	05/28/2025	10,801,500	(257,113)
Copper	7	07/29/2025	803,512	(4,925)
Corn No. 2 Yellow	805	05/14/2025	18,897,375	(1,382,512)

The accompanying notes are an integral part of the consolidated financial statements.
2

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Corn No. 2 Yellow	269	07/14/2025	$6,398,837	$(316,600)
Corn No. 2 Yellow	3	09/12/2025	67,537	(2,963)
Crude Oil	16	03/20/2025	1,116,160	(28,580)
Crude Oil	1	04/22/2025	69,340	(1,740)
Crude Oil	1	05/20/2025	68,870	(1,900)
Crude Palm Oil	10	04/15/2025	260,224	2,241
Crude Palm Oil	100	05/15/2025	2,551,260	19,451
Crude Palm Oil	42	06/13/2025	1,048,235	7,350
Crude Palm Oil	13	07/15/2025	317,826	1,473
Crude Soybean Oil	229	05/14/2025	6,062,088	(354,474)
Crude Soybean Oil	52	07/14/2025	1,388,712	(64,980)
Crude Soybean Oil	58	12/12/2025	1,536,420	(54,864)
DAX Index	2	03/21/2025	233,737	(913)
Dollar Index	169	03/17/2025	18,177,302	123,062
Dow Jones Industrial Average Index	180	03/21/2025	39,500,100	(405,835)
Dow Jones U.S. Micro-Cap Total Stock Index	1	03/21/2025	21,945	(328)
E-mini Consumer Staples Select Sector	3	03/21/2025	251,640	8,910
Emini S&P 500 ESG Index	2	03/21/2025	519,560	(17,465)
Euro STOXX 50 Dividend Index	11	12/19/2025	188,965	7,417
Euro STOXX 50 Index	2	03/21/2025	98,528	3,724
Euro STOXX 50 Quanto Index	815	03/21/2025	46,127,449	1,715,547
Euro STOXX Banks Index	205	03/21/2025	1,949,009	389,764
Euro/Japanese Yen Cross Currency Rate	25	03/17/2025	3,236,996	(121,168)
Euro-BOBL	201	03/06/2025	24,583,139	58,548
Euro-BOBL	59	06/06/2025	7,277,762	(840)
Euro-BTP Italian Government Bonds	329	03/06/2025	41,156,143	(1,805)
Euro-BTP Italian Government Bonds	121	06/06/2025	15,096,287	(5,602)
Euro-Bund	65	03/06/2025	8,980,747	16,328
Euro-Schatz	257	03/06/2025	28,507,568	19,450
Euro-Schatz	281	06/06/2025	31,204,732	(1,914)
European Rapeseed	181	04/30/2025	5,001,491	(19,723)
European Rapeseed	34	07/31/2025	879,107	14,510
Feeder Cattle	72	04/17/2025	9,828,000	207,863
Feeder Cattle	17	05/22/2025	2,304,563	33,500
Feeder Cattle	4	08/28/2025	548,100	(950)
FTSE 100 Index	1,219	03/21/2025	134,791,058	3,372,583
FTSE Bursa Malaysia KLCI Index	16	03/28/2025	276,437	(3,815)
FTSE China A50 Index	702	03/28/2025	9,279,738	(13,201)
FTSE MIB Index	19	03/21/2025	763,142	85,263
FTSE/JSE Top 40 Index	293	03/20/2025	12,380,855	(215,776)
FTSE/MIB Index	157	03/21/2025	31,529,803	2,276,415
German Stock Index	86	03/21/2025	50,253,426	3,715,949
Gold	297	04/28/2025	84,600,450	1,291,870
Gold	15	06/26/2025	4,314,150	93,990
Hang Seng China Enterprises Index	198	03/28/2025	10,757,922	(143,319)
Hang Seng Index	251	03/28/2025	37,062,363	(292,707)
Hang Seng Mini Index	31	03/28/2025	915,485	(15,253)
Hang Seng TECH Index	53	03/28/2025	1,900,682	(44,676)

The accompanying notes are an integral part of the consolidated financial statements.
3

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Hard Red Winter Wheat	34	05/14/2025	$974,100	$(88,050)
Hard Red Winter Wheat	9	07/14/2025	263,700	(20,987)
IBEX 35 Composite Index	8	03/21/2025	110,742	2,517
IBEX 35 Index	39	03/21/2025	5,398,684	74,443
ICE 3 Month SONIA Rate	13	12/16/2025	3,926,262	(1,588)
ICE 3 Month SONIA Rate	163	03/17/2026	49,280,548	(15,393)
ICE 3 Month SONIA Rate	30	06/16/2026	9,073,813	(802)
ICE 3 Month SONIA Rate	126	09/15/2026	38,117,940	(4,198)
ICE 3 Month SONIA Rate	4	12/15/2026	1,210,156	79
ICE European Climate Exchange Emissions	19	12/15/2025	1,399,392	(196,797)
ICE European Climate Exchange Emissions	4	12/14/2026	302,825	(18,517)
Industrial Select Sector Index	3	03/21/2025	412,740	(1,260)
Lean Hogs	25	04/14/2025	836,750	(92,240)
Lean Hogs	156	06/13/2025	5,929,560	(451,940)
Lean Hogs	54	07/15/2025	2,089,800	(126,280)
Live Cattle	147	04/30/2025	11,327,820	(262,770)
Live Cattle	296	06/30/2025	22,350,960	(425,280)
Live Cattle	108	08/29/2025	8,118,360	(105,110)
Live Cattle	17	10/31/2025	1,293,020	(11,990)
LME Aluminum Forward	33	03/17/2025	2,162,193	61,860
LME Aluminum Forward	60	04/14/2025	3,915,885	(61,825)
LME Aluminum Forward	88	05/19/2025	5,735,180	(102,327)
LME Copper Forward	22	03/17/2025	5,147,483	163,696
LME Copper Forward	25	04/14/2025	5,846,506	53,993
LME Copper Forward	13	05/19/2025	3,042,725	(50,537)
LME Lead Forward	32	03/17/2025	2,937,001	(10,901)
LME Lead Forward	32	04/14/2025	2,947,175	(9,625)
LME Lead Forward	2	05/19/2025	185,129	(4,924)
LME Nickel Forward	35	03/17/2025	1,726,883	20,733
LME Nickel Forward	36	04/14/2025	1,787,409	5,409
LME Zinc Forward	50	03/17/2025	3,461,425	(253,766)
LME Zinc Forward	83	04/14/2025	5,772,152	(112,768)
London Cocoa	35	05/14/2025	3,232,408	(532,668)
London Cocoa	15	07/16/2025	1,367,582	(171,778)
London Cocoa	1	09/15/2025	86,505	(8,893)
London Metals - Aluminum(a)	878	03/17/2025	57,527,438	39,704
London Metals - Aluminum(a)	293	06/16/2025	19,107,629	(353,784)
London Metals - Copper(a)	275	03/17/2025	64,343,537	1,503,153
London Metals - Copper(a)	37	06/16/2025	8,663,939	(112,378)
London Metals - Lead(a)	318	03/17/2025	15,689,961	(117,689)
London Metals - Lead(a)	3	06/16/2025	149,821	(925)
London Metals - Nickel(a)	137	03/17/2025	12,574,035	(97,789)
London Metals - Nickel(a)	4	06/16/2025	371,690	(3,804)
London Metals - Tin(a)	1	06/16/2025	156,740	(7,714)
London Metals - Zinc(a)	218	03/17/2025	15,091,813	(1,060,917)
London Metals - Zinc(a)	44	06/16/2025	3,078,515	(72,767)
Long Gilt	48	06/26/2025	5,641,199	5,019
Low Sulphur Gas Oil	23	04/10/2025	1,558,250	(68,775)
Low Sulphur Gas Oil	7	05/12/2025	468,475	(15,200)

The accompanying notes are an integral part of the consolidated financial statements.
4

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Lumber	6	05/15/2025	$110,797	$2,855
Micro Gold	16	04/28/2025	455,760	7,792
Milling Wheat No. 2	2	09/10/2025	23,885	(519)
Mini-Hang Seng Index	27	03/28/2025	293,398	(5,632)
MSCI China A 50 Index	1	03/21/2025	52,945	(740)
MSCI EAFE Index	44	03/21/2025	5,345,120	75,455
MSCI Emerging Markets Index	123	03/21/2025	6,743,475	(145,335)
MSCI Singapore Index	297	03/27/2025	8,711,443	(6,856)
Nasdaq 100 Index	68	03/21/2025	28,450,520	(1,485,849)
Natural Gas	15	03/26/2025	143,775	(12,163)
Natural Gas	273	03/27/2025	10,466,820	(288,250)
Natural Gas	40	03/28/2025	1,324,097	(278,219)
Natural Gas	221	04/28/2025	8,610,160	119,590
Natural Gas	5	04/29/2025	171,265	(14,255)
Natural Gas	82	05/28/2025	3,316,080	(6,990)
Natural Gas	39	06/26/2025	1,641,510	101,020
Natural Gas	19	09/26/2025	810,160	129,150
Nikkei 225 OSE Index	86	03/13/2025	10,607,533	(598,090)
Nikkei 225 SGX Index	16	03/13/2025	3,944,332	(237,752)
NY Harbor ULSD	123	03/31/2025	11,959,290	(329,858)
NY Harbor ULSD	20	04/30/2025	1,899,240	(66,696)
NY Harbor ULSD	12	05/30/2025	1,121,249	(45,532)
NY Harbor ULSD	2	06/30/2025	185,934	(7,711)
NY Harbor ULSD	3	11/28/2025	279,707	(11,731)
NYSE FANG+ Index	3	03/21/2025	193,836	(11,970)
Oats	1	05/14/2025	18,450	(213)
OMXS30 ESG Index	8	03/21/2025	197,936	(1,678)
OMXS30 Index	1,535	03/21/2025	38,880,746	(343,366)
Platinum	22	04/28/2025	1,031,690	(109,275)
Red Spring Wheat	1	05/14/2025	29,887	(550)
Reformulated Gasoline Blendstock	13	03/31/2025	1,213,376	(55,238)
Reformulated Gasoline Blendstock	5	04/30/2025	467,586	(8,362)
Reformulated Gasoline Blendstock	10	05/30/2025	931,014	(32,592)
Reformulated Gasoline Blendstock	10	06/30/2025	920,976	(28,304)
Robusta Coffee	106	05/23/2025	5,649,800	67,710
Robusta Coffee	38	07/25/2025	2,010,200	66,450
Russell 2000 Index	21	03/21/2025	2,273,565	(161,235)
S&P 500 E-mini Index	2,091	03/21/2025	623,457,788	(16,086,465)
S&P 500 Micro E-mini Index	1	03/21/2025	29,816	(255)
S&P Mid Cap 400 Index	8	03/21/2025	2,479,760	(93,750)
S&P Real Estate Select Sector Stock Index	1	03/21/2025	52,937	400
S&P/Toronto Stock Exchange 60 Index	182	03/20/2025	38,524,749	544,073
SGX FTSE Taiwan Index	123	03/28/2025	9,199,170	(402,080)
SGX TSI Iron Ore	232	04/30/2025	2,376,608	(70,027)
SGX TSI Iron Ore	32	05/30/2025	325,600	(9,805)
SGX TSI Iron Ore	21	06/30/2025	212,247	(6,058)
Short-term Euro-BTP	1,074	03/06/2025	119,946,099	10,716
Short-term Euro-BTP	263	06/06/2025	29,331,352	1,629
Silver	127	05/28/2025	19,999,960	(1,095,785)
Silver	3	07/29/2025	477,045	(21,510)

The accompanying notes are an integral part of the consolidated financial statements.
5

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
South African Rand/US Dollar Cross Currency Rate	3	03/17/2025	$80,100	$(600)
Soybeans	68	05/14/2025	3,487,550	(108,900)
STOXX 600 Bank Spread Index	13	03/21/2025	175,313	32,084
STOXX 600 Utilities Index	11	03/21/2025	227,191	6,312
STOXX Euro ESG-X Index	55	03/21/2025	1,173,041	37,283
STOXX Europe 600 Index	181	03/21/2025	5,222,580	382,584
STOXX Europe 600 Insurance Index	4	03/21/2025	94,316	7,796
Sugar #11	213	04/30/2025	4,418,131	(244,905)
Sugar #11	37	06/30/2025	750,893	(45,237)
Sugar #11	20	09/30/2025	408,128	(21,661)
Sugar #11	12	02/27/2026	249,850	(12,611)
Swiss Franc/US Dollar Cross Currency Rate	1	03/17/2025	138,581	(669)
Swiss Government Bonds	1	03/06/2025	164,638	233
Tokyo Price Index	13	03/13/2025	231,096	(9,157)
TOPIX Index	76	03/13/2025	13,510,214	(408,775)
Two Year Canadian Government Bonds	573	06/19/2025	41,881,379	104,783
U.S. Treasury 10 Year Notes	140	06/18/2025	15,553,125	55,906
U.S. Treasury 2 Year Notes	824	06/30/2025	170,542,250	280,773
U.S. Treasury 5 Year Note	483	06/30/2025	52,133,812	186,976
U.S. Treasury Long Bonds	120	06/18/2025	14,171,250	53,469
UK Natural Gas	10	03/28/2025	395,595	(81,908)
UK Natural Gas	25	04/29/2025	1,022,246	(87,251)
US Cocoa	37	05/14/2025	3,375,880	(582,639)
US Cocoa	18	07/16/2025	1,618,380	(231,230)
US Dollar/Chinese Renminbi Cross Currency Rate	2	03/17/2025	199,657	1,252
US Dollar/Chinese SGX Cross Currency Rate	3	03/17/2025	299,745	932
Utilities Select Sector Index	2	03/21/2025	159,920	3,090
Wheat	132	05/14/2025	3,667,950	(404,312)
Wheat	4	09/12/2025	116,900	(10,850)
White Maize	2	07/24/2025	48,028	1,241
White Sugar	22	04/15/2025	585,860	(21,755)
White Sugar	8	07/16/2025	205,760	(9,600)
XAV Health Care Select Sector Index	1	03/21/2025	150,670	2,560
Yellow Maize	1	07/24/2025	22,833	336
				$(15,318,443)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(22)	07/31/2025	$8,794,745	$(10,209)
10 Year Japanese Government Bonds	(21)	03/12/2025	1,949,407	14,515
10 Year U.S. Ultra Treasury Notes	(114)	06/18/2025	13,024,500	(191,383)
3 Month Euribor	(364)	12/15/2025	92,582,133	(106,459)
3 Month Euribor	(362)	06/15/2026	92,078,134	(169,945)
30 Day Federal Funds Rate	(1)	02/27/2026	401,699	(1,271)
3-Month Secured Overnight Financing Rate	(93)	09/16/2025	22,309,537	(22,900)
3-Month Secured Overnight Financing Rate	(313)	12/16/2025	75,256,938	(168,113)

The accompanying notes are an integral part of the consolidated financial statements.
6

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	(428)	03/17/2026	$103,057,050	$(421,313)
3-Month Secured Overnight Financing Rate	(90)	06/16/2026	21,688,875	(79,325)
3-Month Secured Overnight Financing Rate	(344)	09/15/2026	82,934,100	(359,562)
3-Month Secured Overnight Financing Rate	(352)	12/15/2026	84,871,600	(278,863)
3-Month Secured Overnight Financing Rate	(99)	03/16/2027	23,868,900	(100,688)
3-Month Secured Overnight Financing Rate	(96)	06/15/2027	23,143,200	(100,988)
3-Month Secured Overnight Financing Rate	(97)	09/14/2027	23,380,637	(104,075)
3-Month Secured Overnight Financing Rate	(70)	12/14/2027	16,870,000	(72,838)
3-Month Secured Overnight Financing Rate	(63)	03/14/2028	15,179,850	(68,625)
3-Month Secured Overnight Financing Rate	(44)	06/20/2028	10,599,050	(44,038)
3-Month Secured Overnight Financing Rate	(12)	09/19/2028	2,889,900	(12,700)
3-Month Secured Overnight Financing Rate	(12)	12/19/2028	2,889,300	(13,225)
3-Month Secured Overnight Financing Rate	(12)	03/20/2029	2,888,550	(12,263)
AUD/USD Cross Currency Rate	(700)	03/17/2025	43,389,500	581,415
Australian Government 10 Year Bonds	(755)	03/17/2025	53,184,241	(648,024)
Australian Government 3 Year Bonds	(1,746)	03/17/2025	115,227,199	(447,209)
Australian 90 Day Bank Bills	(82)	03/13/2025	50,370,644	(5,787)
Australian 90 Day Bank Bills	(45)	06/12/2025	27,658,630	(5,433)
Australian 90 Day Bank Bills	(171)	09/11/2025	105,149,022	(32,956)
Australian 90 Day Bank Bills	(2)	03/12/2026	1,230,144	(571)
Brazilian Real/US Dollar Cross Currency Rate	(3)	03/31/2025	50,520	1,035
Brent Crude Oil	(72)	03/31/2025	5,242,320	25,200
Brent Crude Oil	(4)	04/30/2025	289,120	(80)
Brent Crude Oil	(7)	05/30/2025	502,530	1,680
Brent Crude Oil	(9)	10/31/2025	627,480	3,220
British Pound/US Dollar Cross Currency Rate	(140)	03/17/2025	11,000,500	(129,725)
CAC40 10 Euro Index	(31)	03/21/2025	2,612,838	(6,509)
Canadian Dollar/US Dollar Cross Currency Rate	(732)	03/18/2025	50,658,060	580,107
Class III Milk	(9)	04/29/2025	328,860	8,080
Corn No. 2 Yellow	(133)	12/12/2025	3,025,750	(73,150)
Cotton No.2	(681)	05/07/2025	22,217,625	937,291
Cotton No.2	(44)	07/09/2025	1,460,580	76,305
Crude Oil	(93)	03/20/2025	6,487,680	(16,742)
Crude Oil	(3)	04/22/2025	208,020	(560)
Crude Oil	(28)	05/20/2025	1,928,360	22,070
Crude Oil	(6)	06/20/2025	410,280	(1,600)
Crude Oil	(13)	11/20/2025	858,780	14,460
Crude Soybean Oil	(88)	05/14/2025	2,329,536	19,590
Dow Jones Industrial Average Index	(6)	03/21/2025	1,316,670	(12,220)
E-mini Materials Sector	(1)	03/21/2025	94,280	(5,220)
Euro BUXL 30 Year Bonds	(130)	03/06/2025	17,504,331	(286,248)
Euro Half Dollars	(4)	03/17/2025	259,375	2,844
Euro/Pound Sterling Cross Currency Rate	(1)	03/17/2025	129,760	833
Euro/US Dollar Cross Currency Rate	(660)	03/17/2025	85,593,750	895,905
Euro-BOBL	(988)	03/06/2025	120,836,523	(1,023,945)
Euro-BOBL	(113)	06/06/2025	13,938,765	(4,627)
Euro-Bund	(710)	03/06/2025	98,097,387	(934,854)
Euro-Bund	(116)	06/06/2025	15,920,082	(4,347)
EURO-BUXL 30Y BND Jun25	(23)	06/06/2025	3,090,240	(1,037)

The accompanying notes are an integral part of the consolidated financial statements.
7

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Euro-Schatz	(2,284)	03/06/2025	$253,351,300	$(687,927)
Euro-Schatz	(253)	06/06/2025	28,095,364	(3,890)
French Government Bonds	(309)	03/06/2025	39,926,804	(783,099)
Frozen Concentrated Orange Juice	(9)	05/09/2025	406,620	34,890
FTSE China A50 Index	(201)	03/28/2025	2,657,019	19,886
German Stock Index	(1)	03/21/2025	584,342	(2,023)
Hard Red Winter Wheat	(16)	05/14/2025	458,400	6,563
Hard Red Winter Wheat	(62)	07/14/2025	1,816,600	85,350
ICE 3 Month SONIA Rate	(34)	09/16/2025	10,249,975	(2,091)
ICE 3 Month SONIA Rate	(86)	12/16/2025	25,973,735	(59,624)
ICE 3 Month SONIA Rate	(12)	03/17/2026	3,628,016	(10,519)
ICE 3 Month SONIA Rate	(14)	06/16/2026	4,234,446	(12,799)
ICE 3 Month SONIA Rate	(62)	09/15/2026	18,756,447	(50,190)
ICE 3 Month SONIA Rate	(166)	12/15/2026	50,221,484	(104,908)
ICE 3 Month SONIA Rate	(23)	03/16/2027	6,958,760	(15,881)
ICE 3 Month SONIA Rate	(30)	06/15/2027	9,076,643	(18,633)
ICE 3 Month SONIA Rate	(114)	09/14/2027	34,491,245	(35,237)
ICE 3 Month SONIA Rate	(64)	12/14/2027	19,364,512	(38,554)
ICE 3 Month SONIA Rate	(9)	03/14/2028	2,723,135	(6,006)
ICE 3 Month SONIA Rate	(6)	06/20/2028	1,815,329	(1,667)
ICE European Climate Exchange Emissions	(7)	12/15/2025	515,566	7,614
Indian Rupee/US Dollar Cross Currency Rate	(4)	03/26/2025	228,220	1,625
Indian Rupee/US Dollar SGX Cross Currency Rate	(6)	03/26/2025	137,016	1,212
Japanese 10 Year Government Bonds	(273)	03/13/2025	253,477,331	3,319,815
Japanese Yen/US Dollar Cross Currency Rate	(563)	03/17/2025	46,824,006	(311,888)
Lean Hogs	(46)	04/14/2025	1,539,620	35,770
Light Sweet Crude Oil	(1)	03/19/2025	34,880	(193)
Live Cattle	(29)	04/30/2025	2,234,740	5,030
LME Aluminum Forward	(33)	03/17/2025	2,162,193	(84,974)
LME Aluminum Forward	(60)	04/14/2025	3,915,885	37,195
LME Aluminum Forward	(3)	05/19/2025	195,518	1,521
LME Copper Forward	(22)	03/17/2025	5,147,483	(218,043)
LME Copper Forward	(25)	04/14/2025	5,846,506	(157,402)
LME Copper Forward	(9)	05/19/2025	2,106,502	552
LME Lead Forward	(32)	03/17/2025	2,937,001	22,901
LME Lead Forward	(32)	04/14/2025	2,947,175	10,759
LME Lead Forward	(32)	05/19/2025	2,962,065	11,080
LME Nickel Forward	(35)	03/17/2025	1,726,883	(6,647)
LME Nickel Forward	(36)	04/14/2025	1,787,409	(28,650)
LME Nickel Forward	(36)	05/19/2025	1,794,411	(1,521)
LME Zinc Forward	(50)	03/17/2025	3,461,425	138,556
LME Zinc Forward	(83)	04/14/2025	5,772,152	103,642
LME Zinc Forward	(62)	05/19/2025	4,329,506	67,790
London Metals - Aluminum(a)	(878)	03/17/2025	57,527,438	(505,655)
London Metals - Aluminum(a)	(33)	06/16/2025	2,152,054	25,099
London Metals - Copper(a)	(275)	03/17/2025	64,343,537	(1,742,781)
London Metals - Copper(a)	(46)	06/16/2025	10,771,383	38,053
London Metals - Lead(a)	(318)	03/17/2025	15,689,961	224,794
London Metals - Lead(a)	(218)	06/16/2025	10,886,974	(45,384)
London Metals - Nickel(a)	(137)	03/17/2025	12,574,035	493,734

The accompanying notes are an integral part of the consolidated financial statements.
8

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
London Metals - Nickel(a)	(103)	06/16/2025	$9,571,022	$(35,293)
London Metals - Zinc(a)	(218)	03/17/2025	15,091,813	606,381
London Metals - Zinc(a)	(62)	06/16/2025	4,337,907	48,185
Long Gilt	(557)	06/26/2025	65,461,408	(650,696)
Low Sulphur Gas Oil	(35)	04/10/2025	2,371,250	2,575
Low Sulphur Gas Oil	(4)	05/12/2025	267,700	5,550
Low Sulphur Gas Oil	(2)	06/12/2025	132,700	175
Low Sulphur Gas Oil	(6)	07/10/2025	396,300	8,725
Maize	(1)	06/05/2025	11,268	272
Mexican Peso/US Dollar Cross Currency Rate	(182)	03/17/2025	4,411,680	13,790
Micro EUR/USD	(4)	03/17/2025	51,875	198
Milling Wheat No. 2	(191)	05/12/2025	2,268,644	51,582
Milling Wheat No. 2	(8)	09/10/2025	95,540	363
Nasdaq 100 Index	(33)	03/21/2025	13,806,870	155,985
New Zealand Dollar/US Dollar Cross Currency Rate	(359)	03/17/2025	20,066,305	545,875
Nifty 50 Index	(246)	03/27/2025	10,956,840	213,390
Nikkei 225 CME Index	(2)	03/13/2025	376,050	(2,500)
Nikkei 225 Mini Index	(44)	03/13/2025	1,084,691	11,545
Nikkei 225 OSE Index	(28)	03/13/2025	6,902,581	175,109
Nikkei 225 SGX Index	(260)	03/13/2025	32,069,286	359,817
Nikkei 225 Yen Index	(2)	03/13/2025	249,709	3,571
NY Harbor ULSD	(27)	03/31/2025	2,625,210	4,948
NY Harbor ULSD	(2)	04/30/2025	189,924	1,172
NY Harbor ULSD	(2)	05/30/2025	186,875	512
Palladium	(30)	06/26/2025	2,735,700	87,540
Platinum	(21)	04/28/2025	984,795	16,365
PLATINUM (OSE) Dec25	(1)	12/23/2025	14,973	47
Red Spring Wheat	(35)	05/14/2025	1,046,062	27,338
Red Spring Wheat	(16)	07/14/2025	488,800	26,888
Reformulated Gasoline Blendstock	(123)	03/31/2025	11,480,402	(32,964)
Rough Rice	(25)	05/14/2025	675,250	25,430
Russell 2000 Index	(89)	03/21/2025	9,635,585	64,420
Russell 2000 Mini Index	(1)	03/21/2025	10,826	(42)
S&P 500 Index	(18)	03/21/2025	5,366,925	(1,450)
S&P Mid Cap 400 Index	(5)	03/21/2025	1,549,850	(930)
SET50 Index	(193)	03/28/2025	859,146	37,044
SGX FTSE Taiwan Index	(138)	03/28/2025	10,321,020	97,090
SGX TSI Iron Ore	(12)	04/30/2025	122,928	852
Silver	(22)	05/28/2025	3,464,560	40,240
Soybean Meal	(560)	05/14/2025	16,811,200	301,968
Soybean Meal	(89)	07/14/2025	2,736,750	47,910
Soybeans	(251)	05/14/2025	12,873,162	333,263
Soybeans	(301)	07/14/2025	15,652,000	173,750
Soybeans	(51)	11/14/2025	2,625,225	46,850
Sugar #11	(151)	04/30/2025	3,132,102	(64,539)
Sugar #11	(19)	06/30/2025	385,594	(20,014)
Swiss Franc/US Dollar Cross Currency Rate	(137)	03/17/2025	18,985,631	215,988
TOPIX Index	(16)	03/13/2025	2,844,255	24,546
U.S. Treasury 10 Year Notes	(513)	06/18/2025	56,991,094	(542,437)
U.S. Treasury 2 Year Notes	(716)	06/30/2025	148,189,625	(462,515)

The accompanying notes are an integral part of the consolidated financial statements.
9

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(766)	06/30/2025	$82,680,125	$(582,180)
U.S. Treasury Long Bonds	(214)	06/18/2025	25,272,063	(335,599)
U.S. Treasury Ultra Bonds	(141)	06/18/2025	17,501,625	(304,812)
US 3 Year Notes	(11)	06/30/2025	2,318,508	(15,055)
US Cocoa	(3)	05/14/2025	273,720	(7,830)
Wheat	(285)	05/14/2025	7,919,437	253,509
Wheat	(181)	07/14/2025	5,151,713	(22,513)
Wheat	(5)	12/12/2025	151,125	(525)
White Maize	(4)	07/24/2025	96,056	(2,096)
White Sugar	(20)	04/15/2025	532,600	(31,555)
White Sugar	(21)	07/16/2025	540,120	(19,930)
White Sugar	(4)	09/15/2025	101,140	5,290
WTI Light Sweet Crude Oil	(1)	07/21/2025	67,860	(110)
WTI Light Sweet Crude Oil	(3)	03/19/2025	209,280	(1,330)
WTI Light Sweet Crude Oil	(1)	05/19/2025	68,870	(80)
WTI Light Sweet Crude Oil	(2)	06/18/2025	136,760	(940)
				(2,139,719)
Net Unrealized Appreciation (Depreciation)				$(17,458,162)

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

The accompanying notes are an integral part of the consolidated financial statements.
10

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2025 were as follows:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/03/2025	AUD	4,600,000	CAD	4,160,819	SG Americas Securities LLC	$(21,961)
03/04/2025	AUD	8,400,000	CAD	7,546,670	SG Americas Securities LLC	(4,783)
03/31/2025	AUD	24,400,000	CAD	22,011,812	SG Americas Securities LLC	(92,201)
03/04/2025	AUD	837,570	EUR	500,000	SG Americas Securities LLC	959
03/31/2025	AUD	33,600,000	NZD	37,338,897	SG Americas Securities LLC	(54,036)
03/03/2025	AUD	55,737,638	USD	34,700,817	SG Americas Securities LLC	(114,755)
03/04/2025	AUD	500,000	USD	310,577	SG Americas Securities LLC	(317)
03/19/2025	AUD	49,022,000	USD	30,976,025	SG Americas Securities LLC	(553,297)
03/31/2025	AUD	100,000	USD	63,730	SG Americas Securities LLC	(1,664)
03/06/2025	BRL	89,912,103	USD	15,536,638	SG Americas Securities LLC	(284,539)
04/02/2025	BRL	3,755,967	USD	650,000	SG Americas Securities LLC	(16,975)
03/03/2025	CAD	4,127,902	AUD	4,600,000	SG Americas Securities LLC	(794)
03/31/2025	CAD	5,725,779	AUD	6,400,000	SG Americas Securities LLC	(8,910)
03/03/2025	CAD	750,513	EUR	500,000	SG Americas Securities LLC	75
03/31/2025	CAD	3,158,456	EUR	2,125,000	SG Americas Securities LLC	(21,745)
03/03/2025	CAD	1,200,000	JPY	125,150,155	SG Americas Securities LLC	(2,101)
03/03/2025	CAD	1,587,223	USD	1,099,623	SG Americas Securities LLC	(2,392)
03/19/2025	CAD	17,276,002	USD	12,100,139	SG Americas Securities LLC	(148,769)
03/31/2025	CAD	2,800,000	USD	1,963,164	SG Americas Securities LLC	(25,063)
03/19/2025	CHF	2,674,603	EUR	2,850,000	SG Americas Securities LLC	9,402
03/31/2025	CHF	8,836,555	EUR	9,375,000	SG Americas Securities LLC	81,628
03/04/2025	CHF	250,000	JPY	41,727,324	SG Americas Securities LLC	(323)
03/31/2025	CHF	3,000,000	JPY	508,720,050	SG Americas Securities LLC	(57,049)
03/03/2025	CHF	32,086,123	USD	35,609,612	SG Americas Securities LLC	(62,903)
03/19/2025	CHF	15,034,191	USD	16,761,284	SG Americas Securities LLC	(73,814)
03/31/2025	CHF	1,750,000	USD	1,948,920	SG Americas Securities LLC	(3,635)
03/03/2025	CLP	98,714,830	USD	100,000	SG Americas Securities LLC	2,833
03/04/2025	CLP	379,975,320	USD	400,000	SG Americas Securities LLC	(4,180)
03/05/2025	CLP	95,030,870	USD	100,000	SG Americas Securities LLC	(1,008)
03/11/2025	CLP	189,542,100	USD	200,000	SG Americas Securities LLC	(2,578)
03/13/2025	CLP	477,038,360	USD	500,000	SG Americas Securities LLC	(3,146)
03/19/2025	CLP	4,423,999,380	USD	4,650,000	SG Americas Securities LLC	(42,728)
03/25/2025	CLP	188,469,660	USD	200,000	SG Americas Securities LLC	(3,744)
03/28/2025	CLP	188,154,000	USD	200,000	SG Americas Securities LLC	(4,083)
03/31/2025	CLP	188,951,120	USD	200,000	SG Americas Securities LLC	(3,263)
04/04/2025	CLP	190,097,660	USD	200,000	SG Americas Securities LLC	(2,082)
03/03/2025	CNH	500,000	USD	68,757	SG Americas Securities LLC	(205)
03/19/2025	CNH	68,155,818	USD	9,360,397	SG Americas Securities LLC	(6,101)
03/03/2025	COP	416,571,000	USD	101,491	SG Americas Securities LLC	(1,245)
03/06/2025	COP	1,249,325,776	USD	300,000	SG Americas Securities LLC	524
03/07/2025	COP	420,278,316	USD	100,000	SG Americas Securities LLC	1,084
03/10/2025	COP	416,703,716	USD	100,000	SG Americas Securities LLC	182
03/12/2025	COP	818,754,632	USD	200,000	SG Americas Securities LLC	(3,213)
03/18/2025	COP	419,344,841	USD	100,000	SG Americas Securities LLC	705
03/19/2025	COP	20,020,557,363	USD	4,800,000	SG Americas Securities LLC	7,223
03/25/2025	COP	408,284,316	USD	100,000	SG Americas Securities LLC	(2,047)
03/19/2025	CZK	71,599,159	EUR	2,850,000	SG Americas Securities LLC	2,359

The accompanying notes are an integral part of the consolidated financial statements.
11

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/04/2025	CZK	2,407,236	USD	100,000	SG Americas Securities LLC	$(455)
03/31/2025	CZK	2,396,538	USD	100,000	SG Americas Securities LLC	(844)
03/31/2025	EUR	6,125,000	AUD	10,199,332	SG Americas Securities LLC	33,888
03/03/2025	EUR	500,000	CAD	751,648	SG Americas Securities LLC	(860)
03/04/2025	EUR	500,000	CAD	750,968	SG Americas Securities LLC	(388)
03/31/2025	EUR	11,500,000	CAD	17,152,268	SG Americas Securities LLC	76,529
03/19/2025	EUR	1,700,000	CHF	1,604,121	SG Americas Securities LLC	(15,314)
03/03/2025	EUR	200,000	GBP	165,070	SG Americas Securities LLC	(141)
03/04/2025	EUR	600,000	GBP	495,754	SG Americas Securities LLC	(1,077)
03/19/2025	EUR	600,000	GBP	497,927	SG Americas Securities LLC	(3,300)
03/19/2025	EUR	400,000	HUF	162,389,957	SG Americas Securities LLC	(2,281)
03/31/2025	EUR	1,800,000	HUF	726,048,422	SG Americas Securities LLC	4,289
03/03/2025	EUR	700,000	JPY	109,555,360	SG Americas Securities LLC	(1,772)
03/19/2025	EUR	1,400,000	JPY	223,025,166	SG Americas Securities LLC	(31,143)
03/03/2025	EUR	170,977	NOK	2,000,000	SG Americas Securities LLC	(180)
03/04/2025	EUR	85,268	NOK	1,000,000	SG Americas Securities LLC	(314)
03/19/2025	EUR	7,852,492	NOK	92,307,992	SG Americas Securities LLC	(41,802)
03/31/2025	EUR	7,000,000	NOK	82,282,368	SG Americas Securities LLC	(32,218)
03/04/2025	EUR	200,000	PLN	839,468	SG Americas Securities LLC	14
03/19/2025	EUR	1,401,895	PLN	6,000,000	SG Americas Securities LLC	(26,517)
03/31/2025	EUR	500,000	PLN	2,088,189	SG Americas Securities LLC	3,914
03/03/2025	EUR	1,018,281	SEK	11,372,752	SG Americas Securities LLC	15
03/04/2025	EUR	178,742	SEK	2,000,000	SG Americas Securities LLC	(345)
03/19/2025	EUR	4,866,323	SEK	56,000,000	SG Americas Securities LLC	(154,301)
03/03/2025	EUR	97,417,285	USD	101,360,589	SG Americas Securities LLC	(290,785)
03/04/2025	EUR	600,000	USD	624,697	SG Americas Securities LLC	(2,174)
03/19/2025	EUR	52,845,000	USD	55,267,858	SG Americas Securities LLC	(395,813)
03/31/2025	EUR	375,000	USD	391,787	SG Americas Securities LLC	(2,147)
03/31/2025	GBP	7,250,000	AUD	14,444,415	SG Americas Securities LLC	154,165
03/31/2025	GBP	1,625,000	CHF	1,832,740	SG Americas Securities LLC	6,684
03/03/2025	GBP	11,660,784	EUR	14,109,992	SG Americas Securities LLC	28,917
03/04/2025	GBP	660,764	EUR	800,000	SG Americas Securities LLC	1,133
03/19/2025	GBP	27,991,665	EUR	33,600,000	SG Americas Securities LLC	320,321
03/31/2025	GBP	11,439,429	EUR	13,700,000	SG Americas Securities LLC	153,769
03/03/2025	GBP	250,000	JPY	47,427,784	SG Americas Securities LLC	(696)
03/31/2025	GBP	3,000,000	JPY	573,749,610	SG Americas Securities LLC	(51,968)
03/03/2025	GBP	39,355,199	USD	49,879,064	SG Americas Securities LLC	(374,691)
03/04/2025	GBP	48,688,412	USD	61,370,683	SG Americas Securities LLC	(126,297)
03/19/2025	GBP	25,749,000	USD	32,393,406	SG Americas Securities LLC	(5,169)
03/31/2025	GBP	2,500,000	USD	3,154,279	SG Americas Securities LLC	(9,755)
03/19/2025	HUF	1,860,593,983	EUR	4,600,000	SG Americas Securities LLC	8,507
03/31/2025	HUF	80,999,815	EUR	200,000	SG Americas Securities LLC	366
03/19/2025	IDR	30,991,195,276	USD	1,900,000	SG Americas Securities LLC	(32,095)
03/19/2025	ILS	8,199,089	USD	2,300,000	SG Americas Securities LLC	(27,013)
03/31/2025	ILS	12,480,840	USD	3,500,000	SG Americas Securities LLC	(39,278)
03/04/2025	INR	715,726,050	USD	8,222,565	SG Americas Securities LLC	(45,592)
03/06/2025	INR	65,284,257	USD	752,548	SG Americas Securities LLC	(6,803)
03/12/2025	INR	227,026,094	USD	2,601,302	SG Americas Securities LLC	(9,128)
03/13/2025	INR	798,697,203	USD	9,176,239	SG Americas Securities LLC	(57,429)

The accompanying notes are an integral part of the consolidated financial statements.
12

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/17/2025	INR	286,888,682	USD	3,291,138	SG Americas Securities LLC	$(16,675)
03/18/2025	INR	345,146,425	USD	3,961,359	SG Americas Securities LLC	(22,253)
03/19/2025	INR	221,939,545	USD	2,550,000	SG Americas Securities LLC	(17,225)
03/28/2025	INR	8,688,040	USD	100,000	SG Americas Securities LLC	(918)
03/31/2025	JPY	614,413,476	AUD	6,400,000	SG Americas Securities LLC	124,345
03/03/2025	JPY	125,147,416	CAD	1,200,000	SG Americas Securities LLC	2,082
03/04/2025	JPY	104,210,805	CAD	1,000,000	SG Americas Securities LLC	1,261
03/31/2025	JPY	440,382,328	CAD	4,200,000	SG Americas Securities LLC	29,038
03/31/2025	JPY	631,358,493	CHF	3,750,000	SG Americas Securities LLC	41,031
03/03/2025	JPY	121,467,618	EUR	777,322	SG Americas Securities LLC	711
03/04/2025	JPY	109,661,398	EUR	700,000	SG Americas Securities LLC	2,526
03/19/2025	JPY	1,394,955,875	EUR	8,900,000	SG Americas Securities LLC	45,870
03/31/2025	JPY	157,063,058	EUR	1,000,000	SG Americas Securities LLC	8,156
03/03/2025	JPY	47,371,666	GBP	250,000	SG Americas Securities LLC	323
03/04/2025	JPY	47,323,666	GBP	250,000	SG Americas Securities LLC	40
03/31/2025	JPY	236,840,339	GBP	1,250,000	SG Americas Securities LLC	6,838
03/04/2025	JPY	16,758,168	NZD	200,000	SG Americas Securities LLC	(564)
03/31/2025	JPY	691,178,268	NZD	8,000,000	SG Americas Securities LLC	128,731
03/03/2025	JPY	3,644,653,303	USD	24,408,333	SG Americas Securities LLC	(188,869)
03/04/2025	JPY	3,582,068,382	USD	23,974,251	SG Americas Securities LLC	(168,011)
03/19/2025	JPY	6,975,867,166	USD	46,097,373	SG Americas Securities LLC	346,167
03/31/2025	JPY	112,500,000	USD	749,564	SG Americas Securities LLC	515
03/05/2025	KRW	13,259,673,000	USD	9,130,490	SG Americas Securities LLC	(64,136)
03/13/2025	KRW	12,813,753,922	USD	8,900,000	SG Americas Securities LLC	(134,555)
03/18/2025	KRW	286,617,626	USD	200,000	SG Americas Securities LLC	(3,878)
03/19/2025	KRW	4,394,281,350	USD	3,050,000	SG Americas Securities LLC	(42,973)
03/21/2025	KRW	13,476,569,738	USD	9,400,000	SG Americas Securities LLC	(176,845)
03/28/2025	KRW	288,491,700	USD	200,000	SG Americas Securities LLC	(2,480)
03/19/2025	MXN	164,325,117	USD	8,008,296	SG Americas Securities LLC	(36,222)
03/03/2025	NOK	2,000,000	EUR	170,956	SG Americas Securities LLC	201
03/04/2025	NOK	1,000,000	EUR	85,264	SG Americas Securities LLC	319
03/19/2025	NOK	264,237,905	EUR	22,743,068	SG Americas Securities LLC	(155,270)
03/03/2025	NOK	1,358,229	USD	120,456	SG Americas Securities LLC	132
03/04/2025	NOK	3,372,164	USD	300,000	SG Americas Securities LLC	(607)
03/19/2025	NOK	120,213,271	USD	10,740,146	SG Americas Securities LLC	(67,091)
03/03/2025	NZD	900,000	USD	505,136	SG Americas Securities LLC	(1,425)
03/04/2025	NZD	100,000	USD	56,031	SG Americas Securities LLC	(62)
03/19/2025	NZD	19,708,000	USD	11,281,553	SG Americas Securities LLC	(248,381)
03/19/2025	PEN	10,992,148	USD	2,950,000	SG Americas Securities LLC	32,254
03/19/2025	PHP	128,095,431	USD	2,200,000	SG Americas Securities LLC	7,675
03/28/2025	PHP	11,590,500	USD	200,000	SG Americas Securities LLC	(291)
03/19/2025	PLN	59,937,004	EUR	14,143,552	SG Americas Securities LLC	120,221
03/31/2025	PLN	8,364,341	EUR	2,000,000	SG Americas Securities LLC	(12,793)
03/03/2025	PLN	799,013	USD	202,619	SG Americas Securities LLC	(5,117)
03/04/2025	PLN	1,595,466	USD	400,000	SG Americas Securities LLC	(5,644)
03/31/2025	PLN	26,159,217	USD	6,600,000	SG Americas Securities LLC	(140,875)
03/03/2025	SEK	11,383,485	EUR	1,018,306	SG Americas Securities LLC	956
03/04/2025	SEK	10,384,463	EUR	928,685	SG Americas Securities LLC	1,152
03/19/2025	SEK	271,905,820	EUR	24,140,016	SG Americas Securities LLC	217,799

The accompanying notes are an integral part of the consolidated financial statements.
13

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/31/2025	SEK	131,659,570	EUR	11,750,000	SG Americas Securities LLC	$43,397
03/31/2025	SEK	82,562,924	NOK	86,000,000	SG Americas Securities LLC	47,658
03/03/2025	SEK	3,117,520	USD	292,355	SG Americas Securities LLC	(2,761)
03/04/2025	SEK	9,485,201	USD	882,660	SG Americas Securities LLC	(1,500)
03/19/2025	SEK	125,970,670	USD	11,787,745	SG Americas Securities LLC	(74,074)
03/31/2025	SEK	12,793,738	USD	1,200,000	SG Americas Securities LLC	(9,426)
03/03/2025	SGD	7,953,798	USD	5,932,682	SG Americas Securities LLC	(46,440)
03/19/2025	SGD	1,002,511	USD	750,000	SG Americas Securities LLC	(7,491)
03/28/2025	SGD	9,683,120	USD	7,200,000	SG Americas Securities LLC	(24,922)
03/19/2025	THB	113,303,035	USD	3,350,000	SG Americas Securities LLC	(29,961)
03/19/2025	TRY	22,000,000	USD	573,344	SG Americas Securities LLC	19,082
03/05/2025	TWD	117,973,800	USD	3,600,000	SG Americas Securities LLC	(3,144)
03/06/2025	TWD	3,275,750	USD	100,000	SG Americas Securities LLC	(119)
03/18/2025	TWD	3,275,541	USD	100,000	SG Americas Securities LLC	(13)
03/19/2025	TWD	34,553,145	USD	1,050,000	SG Americas Securities LLC	4,845
03/24/2025	TWD	6,540,803	USD	200,000	SG Americas Securities LLC	(227)
04/07/2025	TWD	6,551,697	USD	200,000	SG Americas Securities LLC	342
03/03/2025	USD	35,160,561	AUD	55,737,638	SG Americas Securities LLC	574,498
03/04/2025	USD	35,508,444	AUD	57,037,638	SG Americas Securities LLC	115,445
03/19/2025	USD	59,698,771	AUD	94,861,000	SG Americas Securities LLC	828,664
03/31/2025	USD	5,774,904	AUD	9,200,000	SG Americas Securities LLC	64,905
03/06/2025	USD	15,235,315	BRL	89,923,312	SG Americas Securities LLC	(18,685)
04/02/2025	USD	3,100,000	BRL	17,917,541	SG Americas Securities LLC	80,203
03/03/2025	USD	15,304,439	CAD	22,092,468	SG Americas Securities LLC	32,141
03/19/2025	USD	71,450,055	CAD	101,757,077	SG Americas Securities LLC	1,055,500
03/31/2025	USD	10,819,324	CAD	15,300,000	SG Americas Securities LLC	228,986
03/03/2025	USD	35,755,734	CHF	32,086,123	SG Americas Securities LLC	209,025
03/04/2025	USD	35,903,615	CHF	32,346,829	SG Americas Securities LLC	64,068
03/19/2025	USD	47,739,607	CHF	42,608,525	SG Americas Securities LLC	445,511
03/31/2025	USD	9,279,169	CHF	8,375,000	SG Americas Securities LLC	(30,406)
03/03/2025	USD	100,129	CLP	98,714,830	SG Americas Securities LLC	(2,704)
03/04/2025	USD	400,000	CLP	392,616,680	SG Americas Securities LLC	(8,988)
03/05/2025	USD	100,000	CLP	98,704,000	SG Americas Securities LLC	(2,818)
03/11/2025	USD	200,000	CLP	191,904,980	SG Americas Securities LLC	116
03/13/2025	USD	500,000	CLP	479,335,000	SG Americas Securities LLC	754
03/19/2025	USD	4,600,000	CLP	4,469,306,480	SG Americas Securities LLC	(54,456)
03/20/2025	USD	400,000	CLP	380,004,000	SG Americas Securities LLC	4,261
03/21/2025	USD	100,000	CLP	95,036,500	SG Americas Securities LLC	1,030
03/25/2025	USD	200,000	CLP	189,565,600	SG Americas Securities LLC	2,602
03/28/2025	USD	100,000	CLP	94,313,000	SG Americas Securities LLC	1,796
03/31/2025	USD	200,000	CLP	190,615,200	SG Americas Securities LLC	1,530
04/03/2025	USD	200,000	CLP	190,349,280	SG Americas Securities LLC	1,817
03/03/2025	USD	68,754	CNH	500,000	SG Americas Securities LLC	202
03/19/2025	USD	21,627,662	CNH	157,234,276	SG Americas Securities LLC	47,465
03/31/2025	USD	9,400,000	CNH	68,433,814	SG Americas Securities LLC	142
03/03/2025	USD	100,000	COP	416,571,000	SG Americas Securities LLC	(246)
03/06/2025	USD	300,000	COP	1,240,874,600	SG Americas Securities LLC	1,509
03/07/2025	USD	100,000	COP	409,411,000	SG Americas Securities LLC	1,530
03/10/2025	USD	100,000	COP	409,493,000	SG Americas Securities LLC	1,551
03/12/2025	USD	200,000	COP	829,211,368	SG Americas Securities LLC	700
03/18/2025	USD	100,000	COP	410,045,000	SG Americas Securities LLC	1,529

The accompanying notes are an integral part of the consolidated financial statements.
14

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/19/2025	USD	2,700,000	COP	11,951,424,720	SG Americas Securities LLC	$(169,708)
03/31/2025	USD	200,000	COP	820,586,000	SG Americas Securities LLC	3,291
03/31/2025	USD	300,000	CZK	7,166,145	SG Americas Securities LLC	3,502
03/03/2025	USD	87,392,837	EUR	83,429,971	SG Americas Securities LLC	834,781
03/04/2025	USD	103,554,526	EUR	99,525,214	SG Americas Securities LLC	293,169
03/19/2025	USD	92,088,622	EUR	88,333,000	SG Americas Securities LLC	367,317
03/31/2025	USD	9,011,975	EUR	8,625,000	SG Americas Securities LLC	50,249
03/03/2025	USD	64,095,532	GBP	50,850,912	SG Americas Securities LLC	130,856
03/04/2025	USD	128,021	GBP	101,485	SG Americas Securities LLC	364
03/19/2025	USD	41,614,023	GBP	33,408,000	SG Americas Securities LLC	(408,044)
03/31/2025	USD	7,732,539	GBP	6,187,500	SG Americas Securities LLC	(50,160)
03/31/2025	USD	6,500,000	HUF	2,510,164,640	SG Americas Securities LLC	48,740
03/19/2025	USD	3,350,000	IDR	54,780,317,776	SG Americas Securities LLC	48,275
03/27/2025	USD	1,300,000	IDR	21,288,472,000	SG Americas Securities LLC	17,269
03/19/2025	USD	500,000	ILS	1,791,316	SG Americas Securities LLC	3,404
03/04/2025	USD	8,244,357	INR	715,726,050	SG Americas Securities LLC	67,384
03/06/2025	USD	752,548	INR	65,695,032	SG Americas Securities LLC	2,111
03/12/2025	USD	2,601,302	INR	228,403,940	SG Americas Securities LLC	(6,604)
03/13/2025	USD	9,176,239	INR	799,013,945	SG Americas Securities LLC	53,813
03/17/2025	USD	3,291,138	INR	286,705,183	SG Americas Securities LLC	18,770
03/18/2025	USD	3,961,359	INR	345,098,493	SG Americas Securities LLC	22,800
03/19/2025	USD	7,000,000	INR	609,153,164	SG Americas Securities LLC	48,340
03/20/2025	USD	3,700,000	INR	322,145,283	SG Americas Securities LLC	23,950
03/21/2025	USD	12,146,150	INR	1,058,794,144	SG Americas Securities LLC	64,983
03/24/2025	USD	1,752,548	INR	152,215,922	SG Americas Securities LLC	16,105
03/25/2025	USD	800,000	INR	69,505,036	SG Americas Securities LLC	7,162
03/28/2025	USD	3,900,000	INR	340,687,170	SG Americas Securities LLC	14,678
04/03/2025	USD	2,601,302	INR	227,479,126	SG Americas Securities LLC	8,250
03/03/2025	USD	24,464,470	JPY	3,656,506,704	SG Americas Securities LLC	166,237
03/04/2025	USD	1,100,881	JPY	165,884,846	SG Americas Securities LLC	(1,581)
03/19/2025	USD	52,681,728	JPY	8,042,315,548	SG Americas Securities LLC	(861,953)
03/31/2025	USD	4,327,587	JPY	662,500,000	SG Americas Securities LLC	(89,542)
03/05/2025	USD	9,100,000	KRW	13,259,673,000	SG Americas Securities LLC	33,645
03/13/2025	USD	8,900,000	KRW	12,918,617,000	SG Americas Securities LLC	62,822
03/18/2025	USD	200,000	KRW	289,389,863	SG Americas Securities LLC	1,981
03/19/2025	USD	8,200,000	KRW	11,995,262,826	SG Americas Securities LLC	(8,414)
03/21/2025	USD	9,400,000	KRW	13,526,189,915	SG Americas Securities LLC	142,885
03/28/2025	USD	5,300,000	KRW	7,616,265,680	SG Americas Securities LLC	85,417
03/31/2025	USD	9,400,000	KRW	13,469,918,000	SG Americas Securities LLC	176,082
03/19/2025	USD	14,164,074	MXN	291,861,026	SG Americas Securities LLC	4,720
03/31/2025	USD	4,111,043	MXN	85,000,000	SG Americas Securities LLC	(5,178)
03/03/2025	USD	121,572	NOK	1,358,229	SG Americas Securities LLC	984
03/04/2025	USD	691,986	NOK	7,801,499	SG Americas Securities LLC	(659)
03/19/2025	USD	21,146,318	NOK	237,235,304	SG Americas Securities LLC	83,541
03/31/2025	USD	7,700,000	NOK	86,588,662	SG Americas Securities LLC	12,159
03/03/2025	USD	510,827	NZD	900,000	SG Americas Securities LLC	7,116
03/04/2025	USD	1,457,016	NZD	2,600,000	SG Americas Securities LLC	1,828
03/19/2025	USD	41,931,620	NZD	73,713,000	SG Americas Securities LLC	664,710
03/31/2025	USD	5,480,817	NZD	9,700,000	SG Americas Securities LLC	49,294
03/19/2025	USD	1,400,000	PEN	5,271,404	SG Americas Securities LLC	(30,172)
03/19/2025	USD	2,350,000	PHP	138,023,358	SG Americas Securities LLC	(28,779)

The accompanying notes are an integral part of the consolidated financial statements.
15

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2025 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
03/03/2025	USD	200,000	PLN	799,013	SG Americas Securities LLC	$2,498
03/31/2025	USD	100,000	PLN	399,777	SG Americas Securities LLC	1,289
03/03/2025	USD	291,222	SEK	3,128,253	SG Americas Securities LLC	630
03/19/2025	USD	13,423,718	SEK	146,159,846	SG Americas Securities LLC	(167,290)
03/31/2025	USD	8,300,000	SEK	89,734,296	SG Americas Securities LLC	(50,596)
03/03/2025	USD	5,900,000	SGD	7,953,798	SG Americas Securities LLC	13,759
03/19/2025	USD	1,200,000	SGD	1,620,653	SG Americas Securities LLC	(336)
03/28/2025	USD	16,800,000	SGD	22,664,510	SG Americas Securities LLC	5,865
03/19/2025	USD	650,000	THB	22,122,453	SG Americas Securities LLC	1,761
03/19/2025	USD	105,584	TRY	4,000,000	SG Americas Securities LLC	(2,130)
03/28/2025	USD	5,900,000	TRY	221,146,514	SG Americas Securities LLC	(6,372)
03/05/2025	USD	3,600,000	TWD	119,130,830	SG Americas Securities LLC	(32,132)
03/06/2025	USD	100,000	TWD	3,303,800	SG Americas Securities LLC	(736)
03/18/2025	USD	100,000	TWD	3,275,350	SG Americas Securities LLC	19
03/19/2025	USD	4,200,000	TWD	139,034,572	SG Americas Securities LLC	(44,475)
03/24/2025	USD	3,600,000	TWD	117,941,400	SG Americas Securities LLC	(2,243)
03/28/2025	USD	1,400,000	TWD	45,782,097	SG Americas Securities LLC	1,164
03/04/2025	USD	54,032	ZAR	1,000,000	SG Americas Securities LLC	602
03/19/2025	USD	1,588,945	ZAR	29,851,075	SG Americas Securities LLC	(3,969)
03/31/2025	USD	3,800,000	ZAR	70,498,800	SG Americas Securities LLC	41,914
03/04/2025	ZAR	1,000,000	USD	54,029	SG Americas Securities LLC	(599)
03/19/2025	ZAR	62,015,145	USD	3,399,186	SG Americas Securities LLC	(89,932)
Net Unrealized Appreciation (Depreciation)						$2,298,238

AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	PEN	Peruvian Sol
CHF	Swiss Franc	PHP	Philippine Peso
CLP	Chilean Peso	PLN	Polish Zloty
CNH	Chinese Offshore Renminbi	SEK	Swedish Krona
COP	Colombian Peso	SGD	Singapore Dollar
CZK	Czech Republic Koruna	THB	Thai Baht
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	TWD	New Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

The accompanying notes are an integral part of the consolidated financial statements.
16

Abbey Capital Multi Asset Fund

Consolidated Statement of Assets And Liabilities

February 28, 2025 (Unaudited)

ASSETS
Investments, at value (cost $875,292,703)	$875,555,033
Cash equivalents	76,569,889
Foreign currency deposits with broker for futures contracts (cost $3,717,877)	3,672,535
Deposit with brokers:
Forward foreign currency contracts	39,369
Futures contracts	231,237,097
Receivables for:
Capital shares sold	2,467,782
Interest receivable	203,915
Unrealized appreciation on forward foreign currency contracts	9,613,117
Unrealized appreciation on futures contracts	31,355,671
Prepaid expenses and other assets	138,959
Total assets	$1,230,853,367

LIABILITIES
Payables for:
Due to broker	23,097,772
Advisory fees	1,538,088
Capital shares redeemed	1,276,240
Unrealized depreciation on forward foreign currency contracts	7,314,879
Unrealized depreciation on futures contracts	48,813,833
Other accrued expenses and liabilities	262,867
Total liabilities	82,303,679
Net assets	$1,148,549,688

NET ASSETS CONSIST OF:
Par value	$100,005
Paid-in capital	1,163,698,322
Total distributable earnings/(losses)	(15,248,639)
Net assets	$1,148,549,688

CLASS A SHARES:
Net assets	$9,057,866
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	792,732
Net asset value and redemption price per share	$11.43
Maximum offering price per share (100/94.25 of 11.43)	$12.13

CLASS I SHARES:
Net assets	$1,121,347,365
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	97,588,139
Net asset value, offering and redemption price per share	$11.49

CLASS C SHARES:
Net assets	$18,144,457
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,624,287
Net asset value, offering and redemption price per share	$11.17

The accompanying notes are an integral part of the consolidated financial statements.
17

Abbey Capital Multi Asset Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$25,018,309
Total investment income	25,018,309
EXPENSES
Advisory fees	9,685,887
Administration and accounting services fees	138,979
Registration and filing fees	88,734
Distribution fees (Class A Shares)	10,214
Distribution fees (Class C Shares)	61,723
Transfer agent fees	58,751
Legal fees	42,998
Director fees	37,618
Audit and tax service fees	30,458
Printing and shareholder reporting fees	24,949
Officer fees	19,024
Custodian fees	17,522
Other expenses	57,092
Total expenses before waivers and/or reimbursements	10,273,949
Less: waivers and/or reimbursements	(374,464)
Net expenses after waivers and/or reimbursements	9,899,485
Net investment income/(loss)	15,118,824
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	81,938
Futures contracts	22,445,917
Foreign currency transactions	(1,273,830)
Forward foreign currency contracts	658,108
Net change in unrealized appreciation/(depreciation) on:
Investments	(131,234)
Futures contracts	(33,495,802)
Foreign currency translations	(31,353)
Forward foreign currency contracts	6,729,856
Net realized and unrealized gain/(loss) from investments	(5,016,400)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,102,424

The accompanying notes are an integral part of the consolidated financial statements.
18

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$15,118,824	$24,238,809
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	21,912,133	(2,085,272)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	(26,928,533)	5,798,365
Net increase/(decrease) in net assets resulting from operations	10,102,424	27,951,902
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings:
Class A	$(378,388)	$(80,502)
Class I	(47,046,224)	(21,476,557)
Class C	(705,624)	(194,878)
Net decrease in net assets from dividends and distributions to shareholders	(48,130,236)	(21,751,937)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	4,880,123	8,280,971
Proceeds from reinvestment of distributions	325,284	58,480
Shares redeemed	(2,476,737)	(3,272,101)
Total from Class A Shares	2,728,670	5,067,350
Class I Shares
Proceeds from shares sold	356,761,216	732,653,887
Proceeds from reinvestment of distributions	32,239,748	12,529,698
Shares redeemed	(230,945,173)	(248,071,786)
Total from Class I Shares	158,055,791	497,111,799
Class C Shares
Proceeds from shares sold	4,577,831	10,903,723
Proceeds from reinvestment of distributions	557,289	122,506
Shares redeemed	(1,016,202)	(1,745,933)
Total from Class C Shares	4,118,918	9,280,296
Net increase/(decrease) in net assets from capital share transactions	164,903,379	511,459,445
Total increase/(decrease) in net assets	126,875,567	517,659,410
NET ASSETS:
Beginning of period	1,021,674,121	504,014,711
End of period	$1,148,549,688	$1,021,674,121

The accompanying notes are an integral part of the consolidated financial statements.
19

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Year Ended August 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Shares sold	410,278	691,208
Shares reinvested	27,778	5,390
Shares redeemed	(209,955)	(276,345)
Total Class A Shares	228,101	420,253
Class I Shares
Shares sold	30,003,410	61,322,625
Shares reinvested	2,739,146	1,151,627
Shares redeemed	(19,421,547)	(21,252,768)
Total Class I Shares	13,321,009	41,221,484
Class C Shares
Shares sold	395,899	914,951
Shares reinvested	48,587	11,460
Shares redeemed	(88,018)	(151,257)
Total Class C Shares	356,468	775,154
Net increase/(decrease) in shares outstanding	13,905,578	42,416,891

The accompanying notes are an integral part of the consolidated financial statements.
20

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For The Period February 16, 2022 to august 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.82		$11.51	$11.94	$11.21
Net investment income/(loss)(2)	0.13		0.34	0.23	(0.06)
Net realized and unrealized gain/(loss) from investments	0.01		0.38	(0.21)	0.79
Net increase/(decrease) in net assets resulting from operations	0.14		0.72	0.02	0.73
Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.10)	(0.42)	—
Net realized capital gains	(0.35)		(0.31)	(0.03)	—
Total dividends and distributions to shareholders	(0.53)		(0.41)	(0.45)	—
Net asset value, end of period	$11.43		$11.82	$11.51	$11.94
Total investment return/(loss)(3)	0.98	%(4)	6.61%	0.24%	6.51	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,058		$6,672	$1,661	$808
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.04	%(5)	2.04%	2.04%	2.04	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.04	%(5)	2.04%	2.04%	2.04	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.11	%(5)	2.12%	2.16%	2.23	%(5)
Ratio of net investment income/(loss) to average net assets	2.24	%(5)	2.88%	1.99%	(0.87	)%(5)
Portfolio turnover rate(7)	0	%(4)	0%	0%	0	%(4)

(1)	Inception date of Class A Shares of the Fund was February 16, 2022.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not Annualized
(5)	Annualized
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
21

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$11.87		$11.54	$11.96	$11.98	$11.07	$10.94
Net investment income/(loss)(1)	0.15		0.38	0.26	(0.13)	(0.21)	(0.08)
Net realized and unrealized gain/(loss) from investments	0.01		0.37	(0.23)	1.29	2.21	1.38
Net increase/(decrease) in net assets resulting from operations	0.16		0.75	0.03	1.16	2.00	1.30
Dividends and distributions to shareholders from:
Net investment income	(0.19)		(0.11)	(0.42)	(0.34)	(0.17)	(0.96)
Net realized capital gains	(0.35)		(0.31)	(0.03)	(0.84)	(0.92)	(0.21)
Total dividends and distributions to shareholders	(0.54)		(0.42)	(0.45)	(1.18)	(1.09)	(1.17)
Net asset value, end of period	$11.49		$11.87	$11.54	$11.96	$11.98	$11.07
Total investment return/(loss)(2)	1.11	%(5)	6.88%	0.38%	10.40%	19.72%	13.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,121,347		$1,000,319	$496,775	$341,815	$94,948	$37,572
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79	%(6)	1.79%	1.79%	1.79%	1.84%	1.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79	%(6)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.86	%(6)	1.87%	1.91%	1.98%	2.28%	2.45%
Ratio of net investment income/(loss) to average net assets	2.49	%(6)	3.13%	2.24%	(1.12)%	(1.80)%	(0.76)%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class A Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

(5)	Not Annualized
(6)	Annualized

The accompanying notes are an integral part of the consolidated financial statements.
22

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For The Period November 8, 2021 To August 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.59		$11.32	$11.85	$12.51
Net investment income/(loss)(2)	0.09		0.26	0.14	(0.18)
Net realized and unrealized gain/(loss) from investments	—		0.38	(0.22)	0.70
Net increase/(decrease) in net assets resulting from operations	0.09		0.64	(0.08)	0.52
Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.06)	(0.42)	(0.34)
Net realized capital gains	(0.35)		(0.31)	(0.03)	(0.84)
Total dividends and distributions to shareholders	(0.51)		(0.37)	(0.45)	(1.18)
Net asset value, end of period	$11.17		$11.59	$11.32	$11.85
Total investment return/(loss)(3)	0.53	%(4)	5.93%	(0.63)%	4.84	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,144		$14,684	$5,578	$624
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.79	%(5)	2.79%	2.79%	2.79	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.79	%(5)	2.79%	2.79%	2.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.86	%(5)	2.87%	2.91%	2.98	%(5)
Ratio of net investment income/(loss) to average net assets	1.49	%(5)	2.13%	1.24%	(1.88	)%(5)
Portfolio turnover rate(7)	0	%(4)	0%	0%	0	%(4)

(1)	Inception date of Class C Shares of the Fund was November 8, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
23

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements

February 28, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the Abbey Capital Multi Asset Fund (the “Fund”), which commenced investment operations on April 11, 2018. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

Consolidation of Subsidiaries — The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of ACMAF Offshore SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Cayman Subsidiary and SPC were $261,857,812, which represented 22.80% of the Fund’s net assets. As of the end of the current fiscal period, the net assets of the Onshore Subsidiary were $183,926,936, which represented 16.01% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the

24

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$875,555,033	$875,555,033	$—	$—
Commodity Contracts
Futures Contracts	8,993,051	8,993,051	—	—
Equity Contracts
Futures Contracts	13,906,572	13,906,572	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	9,613,117	—	9,613,117	—
Futures Contracts	2,986,161	2,986,161	—	—
Interest Rate Contracts
Futures Contracts	5,469,887	5,469,887	—	—
Total Assets	$916,523,821	$906,910,704	$9,613,117	$—

25

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(15,235,221)	$(15,235,221)	$—	$—
Equity Contracts
Futures Contracts	(22,516,679)	(22,516,679)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(7,314,879)	—	(7,314,879)	—
Futures Contracts	(564,050)	(564,050)	—	—
Interest Rate Contracts
Futures Contracts	(10,497,883)	(10,497,883)	—	—
Total Liabilities	$(56,128,712)	$(48,813,833)	$(7,314,879)	$—

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

26

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The following tables list the fair values of the Fund’s derivative holdings and location on the Consolidated Statement of Assets and Liabilities as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$9,613,117	$—	$9,613,117
Futures Contracts (a)	Unrealized appreciation on futures contracts	13,906,572	5,469,887	2,986,161	8,993,051	31,355,671
Total Value- Assets		$13,906,572	$5,469,887	$12,599,278	$8,993,051	$40,968,788
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(7,314,879)	$—	$(7,314,879)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(22,516,679)	(10,497,883)	(564,050)	(15,235,221)	(48,813,833)
Total Value- Liabilities		$(22,516,679)	$(10,497,883)	$(7,878,929)	$(15,235,221)	$(56,128,712)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from Futures Contracts	$56,989,881	$(25,738,052)	$5,812,899	$(14,618,811)	$22,445,917
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	—	—	658,108	—	658,108
Total Realized Gain/(Loss)		$56,989,881	$(25,738,052)	$6,471,007	$(14,618,811)	$23,104,025

27

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(25,633,758)	$(2,004,231)	$3,250,553	$(9,108,366)	$(33,495,802)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	6,729,856	—	6,729,856
Total Change in Unrealized Appreciation/(Depreciation)		$(25,633,758)	$(2,004,231)	$9,980,409	$(9,108,366)	$(26,765,946)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$2,966,029,447	$(2,875,666,764)	$(1,613,453,589)	$1,613,381,548

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

28

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$9,613,117	$(7,314,879)	$—	$2,298,238	$7,314,879	$(7,314,879)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status —No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

29

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation” and the SPC is treated as disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (“SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts

30

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the Cayman Subsidiary, Onshore Subsidiary or the SPC may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The Fund considers investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, N.A. to be a cash equivalent. The Fund is exposed

31

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

to the credit risk of U.S. Bank, N.A. through the holding of this cash equivalent. This cash equivalent is presented on the Consolidated Statement of Assets and Liabilities as “Cash equivalents” and was classified as Level 1 assets as of February 28, 2025. As of February 28, 2025, this balance was $76,569,889.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund, the Cayman Subsidiary, Onshore Subsidiary and the SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2025.

Advisory Fee	Expense Caps
	Class A	Class I	Class C
1.77%	2.04%	1.79%	2.79%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2025	August 31, 2026	August 31, 2027	August 31, 2028	Total
$169,020	$495,671	$647,218	$374,464	$1,686,373

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Graham Capital Management L.P., Revolution Capital Management, LLC, Systematica Investments Limited, Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

32

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

The Board has adopted a Plan of Distribution for the Class A Shares and Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

33

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2025 (Unaudited)

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$946,169,111	$1,028,765	$(49,994,982)	$(48,966,217)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2024, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$21,656,471	$(21,656,471)

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$31,857,582	$16,271,710	$(25,350,120)	$—	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was as follows:

Ordinary Income	Long-Term Gains	Total
$13,460,205	$8,291,732	$21,751,937

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had no unlimited short-term or long-term capital loss carryforwards to offset future capital gains.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

34

Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP.
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

FINANCIAL STATEMENTS

February 28, 2025
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

Schedule of Investments

as of February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.1%
Aerospace/Defense — 0.8%
AAR Corp. (a)	11,755	$764,310
Aerovironment, Inc. (a)	1,433	214,406
Curtiss-Wright Corp.	2,004	644,607
Hexcel Corp.	17,775	1,126,402
Karman Holdings, Inc. (a)	10,882	343,218
Kratos Defense & Security Solutions, Inc. (a)	44,621	1,177,548
Mercury Systems, Inc. (a)	2,290	101,699
Moog, Inc. - Class A	1,762	300,403
National Presto Industries, Inc.	615	62,570
		4,735,163
Agriculture — 1.2%
Alico, Inc.	121,300	3,562,581
Darling Ingredients, Inc. (a)	8,943	322,753
Dole PLC	130,824	1,913,955
Fresh Del Monte Produce, Inc.	6,955	212,058
Universal Corp.	2,940	157,613
Vital Farms, Inc. (a)	37,808	1,251,823
		7,420,783
Airlines — 0.5%
Frontier Group Holdings, Inc. (a)	96,895	697,644
JetBlue Airways Corp. (a)	8,531	55,622
SkyWest, Inc. (a)	8,137	804,831
Sun Country Airlines Holdings, Inc. (a)	105,209	1,694,917
		3,253,014
Apparel — 1.0%
Canada Goose Holdings, Inc. (a)	86,557	884,613
Capri Holdings, Ltd. (a)	5,836	128,275
Crocs, Inc. (a)	1,693	168,572
Hanesbrands, Inc. (a)	26,344	158,854
Kontoor Brands, Inc.	4,168	271,087
Lakeland Industries, Inc.	108,880	2,569,568
Levi Strauss & Co. - Class A	60,455	1,086,376
Skechers USA, Inc. - Class A (a)	3,666	223,589
VF Corp.	7,775	193,831
Wolverine World Wide, Inc.	54,092	800,021
		6,484,786
Auto Manufacturers — 0.3%
REV Group, Inc.	56,125	1,711,813
Wabash National Corp.	9,020	105,624
		1,817,437
Auto Parts & Equipment — 1.9%
Cooper-Standard Holdings, Inc. (a)	110,800	1,677,512
Dorman Products, Inc. (a)	1,368	179,837
Gentherm, Inc. (a)	2,951	97,619
Miller Industries, Inc.	31,050	1,798,416
Motorcar Parts of America, Inc. (a)	425,390	4,594,212
Strattec Security Corp. (a)	72,130	3,587,025
		11,934,621

	Shares	Value
Banks — 9.0%
Ameris Bancorp	2,245	$144,982
Bankwell Financial Group, Inc.	71,520	2,266,469
Banner Corp.	1,733	119,542
Cadence Bank	22,282	738,871
Capital Bancorp, Inc.	90,010	2,746,205
Central Pacific Financial Corp.	3,784	109,887
City Holding Co.	4,208	500,710
Coastal Financial Corp./WA (a)	12,752	1,259,005
Colony Bankcorp, Inc.	161,947	2,732,046
Community Financial System, Inc.	1,997	126,390
ConnectOne Bancorp, Inc.	5,049	128,901
Customers Bancorp, Inc. (a)	13,377	722,358
Dime Community Bancshares, Inc.	1,047	32,457
Eastern Bankshares, Inc.	5,441	97,339
Esquire Financial Holdings, Inc.	21,215	1,636,101
First BanCorp	38,999	759,311
First Business Financial Services, Inc.	59,879	3,181,970
First Commonwealth Financial Corp.	18,699	307,412
First Financial Bancorp	24,036	658,827
First Financial Bankshares, Inc.	13,162	495,681
First Hawaiian, Inc.	13,502	363,339
First Interstate BancSystem, Inc. - Class A	7,996	245,477
First Merchants Corp.	2,329	102,010
Five Star Bancorp	59,830	1,822,422
Glacier Bancorp, Inc.	32,951	1,609,327
Heritage Commerce Corp.	7,938	84,222
Hope Bancorp, Inc.	27,648	301,916
Horizon Bancorp, Inc.	158,977	2,708,968
Independent Bank Corp.	1,193	81,792
Kearny Financial Corp.	10,015	70,005
Metropolitan Bank Holding Corp. (a)	59,616	3,602,595
NBT Bancorp, Inc.	1,326	63,317
Northeast Bank	42,470	4,264,837
OFG Bancorp	7,960	338,220
Old National Bancorp	10,450	248,187
Orrstown Financial Services, Inc.	33,876	1,134,846
Park National Corp.	737	122,666
Parke Bancorp, Inc.	124,601	2,488,282
Pathward Financial, Inc.	17,952	1,391,460
Peapack-Gladstone Financial Corp.	2,621	84,816
Pinnacle Financial Partners, Inc.	9,918	1,133,231
Preferred Bank	1,275	113,156
Premier Financial Corp.	6,412	179,792
S&T Bancorp, Inc.	8,702	349,994
Sandy Spring Bancorp, Inc.	21,902	700,207
Seacoast Banking Corp. of Florida	57,307	1,620,642

The accompanying notes are an integral part of the financial statements.
1

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2025 (Unaudited)

	Shares	Value
Banks — (Continued)
Southside Bancshares, Inc.	4,513	$138,775
Stellar Bancorp, Inc.	2,051	59,664
Stock Yards Bancorp, Inc.	1,084	78,980
TriCo Bancshares	3,184	139,204
UMB Financial Corp.	4,909	541,610
United Community Banks, Inc.	12,730	410,288
Unity Bancorp, Inc.	63,780	3,028,912
USCB Financial Holdings, Inc.	145,370	2,831,808
Veritex Holdings, Inc.	11,815	311,207
VersaBank	188,590	2,355,489
Walker & Dunlop, Inc.	1,925	164,915
Washington Trust Bancorp, Inc.	7,081	227,442
WesBanco, Inc.	6,869	240,896
West Bancorporation, Inc.	67,650	1,530,243
		56,049,623
Beverages — 0.5%
Coca-Cola Consolidated, Inc.	279	395,377
National Beverage Corp.	2,518	100,292
Vita Coco Co., Inc. (a)	85,371	2,769,435
		3,265,104
Biotechnology — 5.1%
ADMA Biologics, Inc. (a)	86,993	1,425,815
Anavex Life Sciences Corp. (a)	55,343	437,763
ANI Pharmaceuticals, Inc. (a)	5,276	326,532
Apogee Therapeutics, Inc. (a)	30,652	963,699
Arcellx, Inc. (a)	8,163	529,126
Arcutis Biotherapeutics, Inc. (a)	79,198	1,084,221
Arrowhead Pharmaceuticals, Inc. (a)	5,489	103,797
Astria Therapeutics, Inc. (a)	104,011	669,831
Capricor Therapeutics, Inc. (a)	31,635	486,546
Crinetics Pharmaceuticals, Inc. (a)	101,457	3,630,131
Cytokinetics, Inc. (a)	5,803	266,938
Denali Therapeutics, Inc. (a)	40,849	676,459
Dynavax Technologies Corp. (a)	4,014	55,353
Edgewise Therapeutics, Inc. (a)	38,157	998,569
Guardant Health, Inc. (a)	14,501	617,017
Immunome, Inc. (a)	45,647	429,082
Kiniksa Pharmaceuticals International PLC (a)	44,373	899,884
Korro Bio, Inc. (a)	7,282	182,560
Ligand Pharmaceuticals, Inc. (a)	12,743	1,557,577
Maravai LifeSciences Holdings, Inc. - Class A (a)	123,480	397,606
MBX Biosciences, Inc. (a)	49,656	476,698
Mind Medicine MindMed, Inc. (a)	124,213	834,711
Nurix Therapeutics, Inc. (a)	52,098	804,914
Nuvalent, Inc. - Class A (a)	14,020	1,051,220
Olema Pharmaceuticals, Inc. (a)	99,283	433,867
OmniAb Operations, Inc. (a)(b)	370	0
OmniAb Operations, Inc. (a)(b)	370	0
Organogenesis Holdings, Inc. (a)	104,554	649,280

	Shares	Value
Biotechnology — (Continued)
Phathom Pharmaceuticals, Inc. (a)	9,491	$52,390
Praxis Precision Medicines, Inc. (a)	11,973	462,158
Roivant Sciences Ltd. (a)	52,597	564,892
Sage Therapeutics, Inc. (a)	11,577	84,512
Scholar Rock Holding Corp. (a)	37,319	1,448,724
Septerna, Inc. (a)	37,761	244,314
Structure Therapeutics, Inc. - ADR (a)	53,073	1,260,484
Terns Pharmaceuticals, Inc. (a)	67,373	248,606
TG Therapeutics, Inc. (a)	1,873	56,358
Travere Therapeutics, Inc. (a)	76,434	1,635,688
Veracyte, Inc. (a)	31,911	1,109,226
Vericel Corp. (a)	1,632	83,705
Viridian Therapeutics, Inc. (a)	62,163	965,391
WaVe Life Sciences Ltd. (a)	115,024	1,215,804
Xenon Pharmaceuticals, Inc. (a)	56,050	2,074,971
		31,496,419
Building Materials — 1.3%
AAON, Inc.	6,180	474,624
American Woodmark Corp. (a)	1,043	64,749
Apogee Enterprises, Inc.	7,722	370,193
Armstrong World Industries, Inc.	10,255	1,575,783
Aspen Aerogels, Inc. (a)	8,183	62,273
AZEK Co., Inc. (a)	12,156	569,508
Boise Cascade Co.	3,571	370,170
Gauzy Ltd. (a)	19,459	209,184
Gibraltar Industries, Inc. (a)	4,141	272,105
Knife River Corp. (a)	20,924	2,002,008
Simpson Manufacturing Co., Inc.	2,069	340,144
SPX Technologies, Inc. (a)	4,521	658,484
UFP Industries, Inc.	8,103	867,021
		7,836,246
Chemicals — 0.3%
AdvanSix, Inc.	3,917	109,363
Balchem Corp.	1,142	198,742
Chemours Co.	9,276	138,676
Codexis, Inc. (a)	159,106	483,682
Innospec, Inc.	1,121	115,923
Koppers Holdings, Inc.	7,974	232,123
Perimeter Solutions, Inc. (a)	31,536	333,651
Rogers Corp. (a)	1,868	149,328
Sensient Technologies Corp.	1,928	133,803
Stepan Co.	2,701	166,814
		2,062,105
Coal — 0.2%
Warrior Met Coal, Inc.	26,933	1,296,555

Commercial Services — 8.1%
Acacia Research Corp. (a)	347,370	1,458,954
Adtalem Global Education, Inc. (a)	13,941	1,426,304
Alight, Inc. - Class A	199,372	1,361,711
American Public Education, Inc. (a)	40,250	851,690

The accompanying notes are an integral part of the financial statements.
2

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2025 (Unaudited)

	Shares	Value
Commercial Services — (Continued)
AMN Healthcare Services, Inc. (a)	20,347	$515,186
Arlo Technologies, Inc. (a)	109,264	1,571,216
Barrett Business Services, Inc.	93,096	3,747,114
BGSF, Inc.	163,080	799,092
BrightView Holdings, Inc. (a)	134,423	1,803,957
Brink’s Co.	4,054	381,238
CoreCivic, Inc. (a)	231,877	4,350,013
CPI Card Group, Inc. (a)	55,969	1,872,723
Cross Country Healthcare, Inc. (a)	6,965	119,519
Deluxe Corp.	4,893	80,539
Dun & Bradstreet Holdings, Inc.	73,911	670,373
EVERTEC, Inc.	46,427	1,733,584
Forrester Research, Inc. (a)	74,710	827,787
GEO Group, Inc. (a)	93,916	2,569,542
GXO Logistics, Inc. (a)	65,590	2,585,558
Heidrick & Struggles International, Inc.	2,031	83,251
Herc Holdings, Inc.	5,924	849,976
Insperity, Inc.	20,467	1,800,482
Kelly Services, Inc. - Class A	25,815	347,728
Legalzoom.com, Inc. (a)	90,958	924,133
Lincoln Educational Services Corp. (a)	129,060	2,368,251
MarketAxess Holdings, Inc.	1,203	231,926
Matthews International Corp. - Class A	5,499	137,035
Mister Car Wash, Inc. (a)	40,571	344,448
Payoneer Global, Inc. (a)	169,162	1,446,335
Perdoceo Education Corp.	10,039	256,998
Progyny, Inc. (a)	56,479	1,272,472
RCM Technologies, Inc. (a)	53,140	993,718
Rent-A-Center, Inc.	3,409	88,020
Repay Holdings Corp. (a)	159,056	1,146,794
Sezzle, Inc. (a)	3,957	1,183,578
Shift4 Payments, Inc. - Class A (a)	9,439	932,101
Strategic Education, Inc.	1,789	144,068
Stride, Inc. (a)	16,210	2,217,528
Target Hospitality Corp. (a)	33,323	186,942
Universal Technical Institute, Inc. (a)	117,075	3,306,198
WillScot Holdings Corp. (a)	37,233	1,226,827
		50,214,909
Computers — 1.6%
ASGN, Inc. (a)	2,386	160,769
CACI International, Inc. - Class A (a)	1,145	383,403
Cantaloupe, Inc. (a)	9,881	97,031
Corsair Gaming, Inc. (a)	63,479	745,243
DXC Technology Co. (a)	8,205	150,726
ExlService Holdings, Inc. (a)	17,714	858,243
Globant S.A. (a)	4,833	727,511
Grid Dynamics Holdings, Inc. (a)	78,216	1,472,025
Insight Enterprises, Inc. (a)	2,176	334,843

	Shares	Value
Computers — (Continued)
MAXIMUS, Inc.	1,205	$78,566
NCR Voyix Corp. (a)	49,502	558,383
One Stop Systems, Inc. (a)	184,188	578,350
Rimini Street, Inc. (a)	509,290	1,807,980
Science Applications International Corp.	1,681	166,066
Varonis Systems, Inc. (a)	25,049	1,076,356
WNS Holdings Ltd. (a)	16,747	952,402
		10,147,897
Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co.	3,064	96,424
elf Beauty, Inc. (a)	15,105	1,061,126
Interparfums, Inc.	11,882	1,650,647
Prestige Brands Holdings, Inc. (a)	3,474	294,422
		3,102,619
Distribution/Wholesale — 1.0%
G-III Apparel Group Ltd. (a)	19,012	514,655
MRC Global, Inc. (a)	7,000	85,190
OPENLANE, Inc. (a)	124,684	2,780,453
Pool Corp.	2,106	730,782
VSE Corp.	14,993	1,776,671
WESCO International, Inc.	371	66,954
		5,954,705
Diversified Financial Services — 1.7%
Dave, Inc. (a)	7,577	762,701
Encore Capital Group, Inc. (a)	3,458	130,419
Enova International, Inc. (a)	3,612	373,264
FTAI Aviation Ltd.	5,655	727,855
Houlihan Lokey, Inc.	5,795	1,004,563
Interactive Brokers Group, Inc. - Class A	3,063	626,077
LendingClub Corp. (a)	119,711	1,531,104
Moelis & Co., Class A - Class A	14,384	1,016,086
Perella Weinberg Partners	46,596	1,076,834
Radian Group, Inc.	35,274	1,160,867
Silvercrest Asset Management Group, Inc. - Class A	87,776	1,591,379
Virtus Investment Partners, Inc.	807	151,530
World Acceptance Corp. (a)	2,155	290,580
		10,443,259
Electric — 1.0%
Hawaiian Electric Industries, Inc. (a)	39,161	428,813
Northwestern Energy Group, Inc.	38,213	2,137,253
Portland General Electric Co.	2,203	98,760
Talen Energy Corp. (a)	6,044	1,256,850
TXNM Energy, Inc.	39,284	2,052,589
Unitil Corp.	2,272	127,459
		6,101,724
Electrical Components & Equipment — 0.4%
American Superconductor Corp. (a)	60,832	1,381,495

The accompanying notes are an integral part of the financial statements.
3

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2025 (Unaudited)

	Shares	Value
Electrical Components & Equipment — (Continued)
Energizer Holdings, Inc.	8,315	$255,520
Littelfuse, Inc.	1,079	250,447
Powell Industries, Inc.	2,650	449,731
		2,337,193
Electronics — 2.5%
Atkore International Group, Inc.	17,681	1,087,381
Atmus Filtration Technologies, Inc.	28,872	1,149,106
Badger Meter, Inc.	2,217	466,302
Benchmark Electronics, Inc.	4,446	177,662
Brady Corp. - Class A	2,928	212,192
Coherent Corp. (a)	3,416	256,849
Comtech Telecommunications Corp. (a)	196,850	334,645
Enovix Corp. (a)	46,428	414,138
ESCO Technologies, Inc.	1,920	316,569
FARO Technologies, Inc. (a)	53,251	1,701,902
Itron, Inc. (a)	4,655	506,883
Ituran Location and Control Ltd.	20,252	848,154
Kimball Electronics, Inc. (a)	137,070	2,470,001
Knowles Corp. (a)	7,352	121,970
Mirion Technologies, Inc. (a)	100,877	1,566,620
NEXTracker, Inc. - Class A (a)	12,240	538,805
OSI Systems, Inc. (a)	1,136	234,254
Plexus Corp. (a)	2,641	351,042
Sanmina Corp. (a)	6,648	544,604
SYNNEX Corp.	830	114,117
TTM Technologies, Inc. (a)	8,548	206,092
Vontier Corp.	55,758	2,082,561
		15,701,849
Energy-Alternate Sources — 0.2%
Eos Energy Enterprises, Inc. (a)	257,819	1,126,669
REX American Resources Corp. (a)	2,520	97,322
		1,223,991
Engineering & Construction — 2.3%
Bowman Consulting Group Ltd. (a)	104,350	2,160,045
Comfort Systems USA, Inc.	4,006	1,455,500
Construction Partners, Inc. - Class A (a)	24,067	1,746,302
EMCOR Group, Inc.	4,741	1,938,642
Exponent, Inc.	13,699	1,159,757
Latham Group, Inc. (a)	106,042	626,708
Limbach Holdings, Inc. (a)	4,829	400,807
Mistras Group, Inc. (a)	107,610	1,058,882
MYR Group, Inc. (a)	5,139	630,658
Primoris Services Corp.	16,068	1,152,718
Shimmick Corp. (a)	186,970	387,028
Sterling Construction Co., Inc. (a)	3,921	498,791
TopBuild Corp. (a)	2,707	829,398
		14,045,236

	Shares	Value
Entertainment — 1.6%
Atlanta Braves Holdings, Inc. - Class A (a)	1,183	$52,206
Cinemark Holdings, Inc. (a)	7,468	191,255
Genius Sports Ltd. (a)	208,740	1,811,863
IMAX Corp., (Canada) (a)	24,943	638,541
Monarch Casino & Resort, Inc.	3,215	294,430
Pursuit Attractions and Hospitality, Inc. (a)	56,607	2,247,298
Rush Street Interactive, Inc. (a)	180,116	2,100,153
Scientific Games Corp. (a)	6,167	687,497
United Parks & Resorts, Inc. (a)	40,334	2,036,867
		10,060,110
Environmental Control — 0.3%
CECO Environmental Corp. (a)	42,316	1,052,822
PureCycle Technologies, Inc. (a)	15,408	158,703
Tetra Tech, Inc.	15,990	466,748
		1,678,273
Food — 0.9%
B&G Foods, Inc.	38,541	257,454
Calavo Growers, Inc.	2,628	60,234
Hain Celestial Group, Inc. (a)	41,259	147,707
Ingles Markets, Inc. - Class A	26,982	1,657,774
J&J Snack Foods Corp.	578	75,972
Natural Grocers by Vitamin Cottage, Inc.	11,751	522,215
Nomad Foods Ltd.	90,610	1,712,529
SpartanNash Co.	4,482	90,492
TreeHouse Foods, Inc. (a)	5,284	166,340
United Natural Foods, Inc. (a)	19,944	634,020
Utz Brands, Inc.	3,999	54,466
Weis Markets, Inc.	1,995	147,590
		5,526,793
Gas — 0.4%
Northwest Natural Holding, Co.	10,869	444,325
Southwest Gas Holdings, Inc.	24,526	1,840,676
		2,285,001
Hand/Machine Tools — 0.4%
Franklin Electric Co., Inc.	1,896	193,676
Hurco Cos., Inc.	72,650	1,297,529
MSA Safety, Inc.	5,342	874,486
		2,365,691
Healthcare-Products — 4.3%
ABIOMED Inc. (a)(b)	1,453	0
Adaptive Biotechnologies Corp. (a)	211,664	1,748,345
Albireo Pharma Inc. (a)(b)	1,908	0
Alphatec Holdings, Inc. (a)	74,211	929,864
AngioDynamics, Inc. (a)	41,140	382,191
Avanos Medical, Inc. (a)	9,821	147,806
AxoGen, Inc. (a)	84,941	1,699,669
Beta Bionics, Inc. (a)	35,512	744,687

The accompanying notes are an integral part of the financial statements.
4

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2025 (Unaudited)

	Shares	Value
Healthcare-Products — (Continued)
Bioventus, Inc. - Class A (a)	80,947	$820,803
Brooks Automation, Inc. (a)	2,595	113,194
CareDx, Inc. (a)	36,994	819,417
Ceribell, Inc. (a)	20,247	470,540
CryoLife, Inc. (a)	3,328	84,564
Embecta Corp.	91,863	1,240,151
Enovis Corp. (a)	36,173	1,398,086
Glaukos Corp. (a)	2,161	259,363
Haemonetics Corp. (a)	31,555	2,066,852
ICU Medical, Inc. (a)	1,637	239,542
Inmode Ltd. (a)	29,787	557,613
Inspire Medical Systems, Inc. (a)	292	54,192
Integra LifeSciences Holdings Corp. (a)	12,523	290,659
Lantheus Holdings, Inc. (a)	10,912	1,023,764
LeMaitre Vascular, Inc.	18,890	1,735,046
Masimo Corp. (a)	2,530	477,588
Merit Medical Systems, Inc. (a)	3,088	315,100
NeuroPace, Inc. (a)	27,559	356,889
Omnicell, Inc. (a)	10,302	392,094
Patterson Cos., Inc.	23,537	732,942
PROCEPT BioRobotics Corp. (a)	9,349	601,515
Quanterix Corp. (a)	105,311	799,310
Repligen Corp. (a)	9,591	1,527,463
Semler Scientific, Inc. (a)	13,542	581,223
SI-BONE, Inc. (a)	60,909	1,103,671
Stevanato Group SpA	48,390	901,990
Surmodics, Inc. (a)	2,311	75,939
Tandem Diabetes Care, Inc. (a)	8,594	190,271
TransMedics Group, Inc. (a)	11,460	874,627
Treace Medical Concepts, Inc. (a)	20,791	185,872
West Pharmaceutical Services, Inc.	2,836	658,916
		26,601,758
Healthcare-Services — 1.4%
Addus HomeCare Corp. (a)	7,276	696,822
Amedisys, Inc. (a)	2,182	200,744
Ardent Health Partners, Inc. (a)	57,563	843,874
Chemed Corp.	621	373,097
CorVel Corp. (a)	1,296	142,910
Ensign Group, Inc.	2,982	385,125
GeneDx Holdings Corp. (a)	23,501	2,417,078
HealthEquity, Inc. (a)	12,229	1,342,255
MEDNAX, Inc. (a)	54,613	806,634
National HealthCare Corp.	3,006	280,069
RadNet, Inc. (a)	19,360	1,073,899
Surgery Partners, Inc. (a)	13,552	326,332
Teladoc, Inc. (a)	6,186	59,138
US Physical Therapy, Inc.	1,232	99,817
		9,047,794
Home Builders — 1.0%
Cavco Industries, Inc. (a)	624	327,307
Century Communities, Inc.	9,495	659,238

	Shares	Value
Home Builders — (Continued)
Champion Homes, Inc. (a)	12,690	$1,300,725
Installed Building Products, Inc.	7,924	1,358,173
LCI Industries	2,012	208,886
LGI Homes, Inc. (a)	21,938	1,610,907
M/I Homes, Inc. (a)	5,874	688,022
Winnebago Industries, Inc.	5,231	211,385
		6,364,643
Home Furnishings — 1.0%
Ethan Allen Interiors, Inc.	3,342	95,247
Hamilton Beach Brands Holding Co. - Class A	130,360	2,540,716
Leggett & Platt, Inc.	25,122	230,369
Sleep Number Corp. (a)	167,720	2,359,821
Universal Electronics, Inc. (a)	111,770	870,688
		6,096,841
Household Products/Wares — 0.1%
Central Garden & Pet Co. (a)	1,215	42,877
Central Garden & Pet Co. - Class A (a)	303	9,538
Helen of Troy Ltd. (a)	1,735	95,477
Quanex Building Products Corp.	1,957	37,751
WD-40 Co.	1,574	375,588
		561,231
Housewares — 0.2%
Lifetime Brands, Inc.	212,930	1,062,521

Insurance — 4.2%
Ambac Financial Group, Inc. (a)	15,970	155,069
Assured Guaranty Ltd.	19,747	1,724,505
Axis Capital Holdings Ltd.	32,772	3,174,951
Bowhead Specialty Holdings, Inc. (a)	22,551	758,390
Employers Holdings, Inc.	3,627	187,879
Enstar Group Ltd. (a)	665	221,312
Genworth Financial, Inc. - Class A (a)	386,192	2,684,034
HCI Group, Inc.	19,689	2,592,254
Heritage Insurance Holdings, Inc. (a)	309,347	3,634,827
NMI Holdings, Inc. - Class A (a)	9,565	348,549
Palomar Holdings, Inc. (a)	14,811	1,905,583
RLI Corp.	2,956	224,922
Root, Inc./OH (a)	11,076	1,497,143
Safety Insurance Group, Inc.	1,593	121,291
Selective Insurance Group, Inc.	3,866	332,650
Skyward Specialty Insurance Group, Inc. (a)	28,503	1,482,726
Stewart Information Services Corp.	2,200	156,640
TWFG, Inc. (a)	27,578	833,959
White Mountains Insurance Group Ltd.	2,104	3,891,348
		25,928,032

The accompanying notes are an integral part of the financial statements.
5

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2025 (Unaudited)

	Shares	Value
Internet — 2.5%
Bandwidth, Inc. - Class A (a)	3,584	$57,237
DHI Group, Inc. (a)	1,240,400	3,001,768
ePlus, Inc. (a)	24,711	1,590,894
Fiverr International Ltd. (a)	36,718	987,347
Gambling.com Group Ltd. (a)	54,338	772,686
HealthStream, Inc.	2,700	91,179
Hims & Hers Health, Inc. (a)	2,713	122,329
IAC, Inc. (a)	1,313	60,687
Magnite, Inc. (a)	92,303	1,455,618
Maplebear, Inc. (a)	10,927	448,990
Q2 Holdings, Inc. (a)	11,713	1,023,365
QuinStreet, Inc. (a)	111,400	2,181,212
RealReal, Inc. (a)	131,063	893,850
Revolve Group, Inc. (a)	31,348	832,603
TripAdvisor, Inc. (a)	77,819	1,151,721
Vivid Seats, Inc. - Class A (a)	14,376	59,517
Yelp, Inc. (a)	27,842	955,259
		15,686,262
Investment Companies — 0.4%
Cannae Holdings, Inc.	99,907	2,002,136
Cipher Mining, Inc. (a)	98,954	403,733
HA Sustainable Infrastructure Capital, Inc.	2,522	72,457
		2,478,326
Iron/Steel — 0.5%
ATI, Inc. (a)	7,199	418,694
Carpenter Technology Corp.	11,908	2,465,789
		2,884,483
Leisure Time — 0.7%
Lindblad Expeditions Holdings, Inc. (a)	46,069	514,591
OneSpaWorld Holdings Ltd.	194,288	3,707,015
		4,221,606
Lodging — 0.1%
Boyd Gaming Corp.	4,776	364,218
Marcus Corp.	4,068	74,607
		438,825
Machinery-Construction & Mining — 0.6%
Argan, Inc.	10,144	1,322,473
Bloom Energy Corp. - Class A (a)	39,707	953,762
BWX Technologies, Inc.	14,772	1,535,845
		3,812,080
Machinery-Diversified — 1.8%
Albany International Corp. - Class A	1,126	86,218
Applied Industrial Technologies, Inc.	5,788	1,450,357
Chart Industries, Inc. (a)	6,686	1,274,017
Flowserve Corp.	24,548	1,351,122
Kornit Digital Ltd. (a)	34,233	847,609
Lindsay Corp.	7,416	979,802

	Shares	Value
Machinery-Diversified — (Continued)
Mueller Water Products, Inc. - Class A	68,820	$1,772,803
Tennant Co.	9,322	806,913
Toro Co.	5,348	428,963
Twin Disc, Inc.	225,745	1,945,922
		10,943,726
Media — 0.0%(c)
Gray Media, Inc.	15,415	57,960
Scholastic Corp.	2,556	55,951
Sinclair, Inc.	17,962	260,808
		374,719
Metal Fabricate/Hardware — 1.3%
AZZ, Inc.	11,323	1,088,254
Janus International Group, Inc. (a)	129,571	1,048,229
Mueller Industries, Inc.	11,950	958,151
NN, Inc. (a)	176,710	538,965
Northwest Pipe Co. (a)	75,410	3,323,319
Standex International Corp.	1,485	276,180
Xometry, Inc. - Class A (a)	27,990	764,687
		7,997,785
Mining — 0.4%
Centrus Energy Corp. - Class A (a)	11,251	1,020,803
Century Aluminum Co. (a)	18,637	353,171
Uranium Energy Corp. (a)	160,633	899,545
		2,273,519
Miscellaneous Manufacturing — 1.5%
Axon Enterprise, Inc. (a)	5,340	2,821,923
Byrna Technologies, Inc. (a)	32,574	838,129
Core Molding Technologies, Inc. (a)	61,350	842,335
Enpro, Inc.	4,961	903,299
Fabrinet (a)	5,918	1,183,896
Federal Signal Corp.	9,443	767,527
JBT Marel Corp.	2,493	329,076
Materion Corp.	2,877	262,843
Myers Industries, Inc.	2,441	26,753
Park Aerospace Corp.	92,759	1,282,857
Sturm Ruger & Co., Inc.	1,372	54,139
		9,312,777
Office Furnishings — 0.0%(c)
Interface, Inc.	11,644	235,558

Office-Business Equipment — 0.0%(c)
Pitney Bowes, Inc.	13,705	148,425

Oil & Gas — 1.8%
BKV Corp. (a)	30,711	620,055
Delek US Holdings, Inc.	71,647	1,167,846
Evolution Petroleum Corp.	97,583	491,818

The accompanying notes are an integral part of the financial statements.
6

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2025 (Unaudited)

	Shares	Value
Oil & Gas — (Continued)
Expand Energy Corp.	9,762	$965,267
Gulfport Energy Corp. (a)	10,110	1,716,678
Helmerich & Payne, Inc.	4,567	121,071
Landbridge Co. LLC - Class A	14,177	980,765
Patterson-UTI Energy, Inc.	112,890	938,116
PBF Energy, Inc. - Class A	5,245	112,400
Range Resources Corp.	29,237	1,085,278
Sable Offshore Corp. (a)	35,225	999,333
SM Energy Co.	50,967	1,667,131
Talos Energy, Inc. (a)	23,929	215,361
		11,081,119
Oil & Gas Services — 2.1%
Aris Water Solutions, Inc. - Class A	29,091	915,203
DMC Global, Inc. (a)	215,930	1,831,086
DNOW, Inc. (a)	49,547	791,761
Helix Energy Solutions Group, Inc. (a)	41,891	361,100
Kodiak Gas Services, Inc.	54,402	2,339,286
Natural Gas Services Group, Inc. (a)	162,000	4,165,020
Oceaneering International, Inc. (a)	35,309	779,976
Solaris Energy Infrastructure, Inc.	47,911	1,636,161
		12,819,593
Packaging & Containers — 0.2%
Clearwater Paper Corp. (a)	2,737	71,573
Ranpak Holdings Corp. (a)	61,877	413,957
TriMas Corp.	49,490	1,014,050
		1,499,580
Pharmaceuticals — 1.6%
AdaptHealth Corp. (a)	5,440	61,907
Alkermes PLC (a)	1,579	54,207
Amphastar Pharmaceuticals, Inc. (a)	6,771	192,500
Centessa Pharmaceuticals PLC - ADR (a)	91,526	1,423,229
Collegium Pharmaceutic	2,619	76,082
Corcept Therapeutics, Inc. (a)	3,332	201,853
Guardian Pharmacy Services, Inc. - Class A (a)	29,247	584,940
Herbalife Ltd. (a)	8,458	70,201
Lifevantage Corp.	33,291	571,606
Madrigal Pharmaceuticals, Inc. (a)	334	113,984
MERUS NV (a)	19,386	912,887
Organon & Co.	15,373	229,211
Pacira BioSciences, Inc. (a)	12,980	312,169
Protagonist Therapeutics, Inc. (a)	17,015	639,594
Rhythm Pharmaceuticals, Inc. (a)	43,492	2,388,146
Sionna Therapeutics, Inc. (a)	17,844	245,712
Spyre Therapeutics, Inc. (a)	37,836	745,369
Synergy CHC Corp. (a)	151,020	579,917
Vaxcyte, Inc. (a)	5,035	367,656
		9,771,170

	Shares	Value
Pipelines — 0.1%
Golar LNG Ltd.	24,280	$930,895

Private Equity — 0.4%
P10, Inc. - Class A	204,366	2,609,754

Real Estate — 0.8%
Howard Hughes Holdings, Inc. (a)	14,760	1,168,992
Kennedy-Wilson Holdings, Inc.	11,158	108,344
Marcus & Millichap, Inc.	2,121	81,616
McGrath RentCorp	31,732	3,871,304
		5,230,256
REITS — 2.6%
Agree Realty Corp.	1,641	121,106
Alexander & Baldwin, Inc.	4,543	82,274
Alexander’s, Inc.	308	66,017
Alpine Income Property Trust, Inc.	113,104	1,875,264
American Assets Trust, Inc.	14,803	332,475
Apollo Commercial Real Estate Finance, Inc.	44,054	446,267
ARMOUR Residential REIT, Inc.	11,306	215,379
Blackstone Mortgage Trust, Inc. - Class A	8,998	186,978
CareTrust REIT, Inc.	7,113	184,013
Centerspace	2,329	154,156
Chatham Lodging Trust	17,141	138,499
DiamondRock Hospitality Co.	13,130	108,060
Easterly Government Properties, Inc.	10,408	117,298
EastGroup Properties, Inc.	2,590	473,581
Getty Realty Corp.	5,173	162,432
Gladstone Commercial Corp.	10,245	166,276
Gladstone Land Corp.	13,084	149,943
Global Medical REIT, Inc.	234,590	2,064,392
Global Net Lease, Inc.	54,256	434,048
Highwoods Properties, Inc.	6,502	189,403
Invesco Mortgage Capital, Inc.	31,587	277,650
JBG SMITH Properties	7,937	121,754
Kite Realty Group Trust	7,450	170,828
KKR Real Estate Finance Trust, Inc.	8,788	97,459
Lexington Realty Trust	12,112	108,524
LTC Properties, Inc.	3,746	130,698
Mack-Cali Realty Corp.	5,029	85,141
Medical Properties Trust, Inc.	59,340	350,106
NETSTREIT Corp.	3,764	56,309
New York Mortgage Trust, Inc.	27,372	191,878
NexPoint Residential Trust, Inc.	2,074	88,249
Office Properties Income Trust	717,710	654,480
Outfront Media, Inc.	50,226	934,204
PennyMac Mortgage Investment Trust	24,404	357,519

The accompanying notes are an integral part of the financial statements.
7

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of February 28, 2025 (Unaudited)

	Shares	Value
REITS — (Continued)
Piedmont Office Realty Trust, Inc. - Class A	69,495	$527,467
PotlatchDeltic Corp.	1,462	67,881
Ready Capital Corp.	6,588	45,655
Redwood Trust, Inc.	77,920	520,506
Regency Centers Corp.	2,758	211,539
RLJ Lodging Trust	6,261	57,977
Safehold, Inc.	10,122	188,876
Saul Centers, Inc.	3,903	146,167
Service Properties Trust	22,877	68,173
Sunrise Realty Trust, Inc.	77,200	940,296
Tanger, Inc.	33,410	1,184,384
TPG RE Finance Trust, Inc.	8,617	74,365
Two Harbors Investment Corp.	16,566	234,906
Uniti Group, Inc.	49,540	284,360
Universal Health Realty Income Trust	1,866	74,491
Whitestone REIT	14,111	192,192
		16,111,895
Retail — 5.7%
Abercrombie & Fitch Co. - Class A (a)	2,464	253,767
Advance Auto Parts, Inc.	15,057	555,603
America’s Car-Mart, Inc./TX (a)	1,410	59,023
Asbury Automotive Group, Inc. (a)	5,805	1,558,062
Bath & Body Works, Inc.	6,054	219,336
Beacon Roofing Supply, Inc. (a)	11,681	1,348,221
BJ’s Restaurants, Inc. (a)	7,047	268,702
Bloomin’ Brands, Inc.	20,453	191,849
BlueLinx Holdings, Inc. (a)	13,760	1,092,131
Boot Barn Holdings, Inc. (a)	9,681	1,185,245
Buckle, Inc.	2,951	118,188
Build-A-Bear Workshop, Inc.	93,770	3,837,068
Casey’s General Stores, Inc.	1,888	782,029
Destination XL Group, Inc. (a)	485,480	1,111,749
Dutch Bros, Inc. - Class A (a)	20,379	1,613,202
FirstCash Holdings, Inc.	2,930	328,980
Five Below, Inc. (a)	3,696	321,145
GMS, Inc. (a)	19,292	1,535,836
Group 1 Automotive, Inc.	2,270	1,043,247
Guess?, Inc.	12,246	124,419
Kura Sushi USA, Inc. - Class A (a)	8,231	511,968
Lithia Motors, Inc.	382	131,576
MSC Industrial Direct Co., Inc. - Class A	9,537	766,393
Murphy USA, Inc.	5,937	2,785,878
Nu Skin Enterprises, Inc. - Class A	16,318	129,239
Ollie’s Bargain Outlet Holdings, Inc. (a)	13,055	1,351,323
Papa John’s International, Inc.	38,853	1,761,984
Portillo’s, Inc. - Class A (a)	31,142	435,054
PriceSmart, Inc.	23,643	2,113,448

	Shares	Value
Retail — (Continued)
Red Robin Gourmet Burgers, Inc. (a)	444,560	$2,502,873
RH (a)	2,399	772,646
Shoe Carnival, Inc.	6,304	139,571
Signet Jewelers Ltd.	5,100	266,832
Sweetgreen, Inc. - Class A (a)	40,785	928,267
Texas Roadhouse, Inc.	2,804	516,188
Tilly’s, Inc. - Class A (a)	201,850	767,030
Warby Parker, Inc. - Class A (a)	69,747	1,724,843
Zumiez, Inc. (a)	3,290	46,915
		35,199,830
Savings & Loans — 1.3%
Axos Financial, Inc. (a)	3,461	231,195
Banc of California, Inc.	1,873	27,852
Berkshire Hills Bancorp, Inc.	17,583	500,940
Flushing Financial Corp.	4,361	62,493
FS Bancorp, Inc.	88,474	3,486,760
Home Bancorp, Inc.	34,650	1,628,550
Northfield Bancorp, Inc.	9,880	116,386
Northwest Bancshares, Inc.	5,826	73,524
OceanFirst Financial Corp.	11,427	205,800
Pacific Premier Bancorp, Inc.	8,033	191,908
Provident Financial Services, Inc.	15,571	284,171
Riverview Bancorp, Inc.	304,220	1,572,818
		8,382,397
Semiconductors — 2.0%
Advanced Energy Industries, Inc.	2,466	284,009
Aehr Test Systems (a)	42,173	406,548
Allegro MicroSystems, Inc. (a)	47,551	1,060,387
Amtech Systems, Inc. (a)	247,540	1,222,848
AXT, Inc. (a)	742,790	1,188,464
CEVA, Inc. (a)	2,534	86,815
Cirrus Logic, Inc. (a)	3,525	367,340
FormFactor, Inc. (a)	7,775	258,907
inTEST Corp. (a)	223,130	1,863,136
Kulicke & Soffa Industries, Inc.	6,419	245,655
Lattice Semiconductor Corp. (a)	17,385	1,083,781
MKS Instruments, Inc.	1,371	125,885
Monolithic Power Systems, Inc.	1,952	1,192,692
Onto Innovation, Inc. (a)	9,436	1,374,448
Photronics, Inc. (a)	7,595	158,280
Power Integrations, Inc.	6,328	384,742
Semtech Corp. (a)	911	34,791
SiTime Corp. (a)	5,661	878,304
Veeco Instruments, Inc. (a)	3,472	77,217
		12,294,249
Software — 4.8%
ACI Worldwide, Inc. (a)	14,273	818,556
ACV Auctions, Inc. - Class A (a)	137,078	2,201,473
Agilysys, Inc. (a)	6,744	546,196
Alkami Technology, Inc. (a)	57,397	1,770,123
Asure Software, Inc. (a)	265,320	2,783,207
AvePoint, Inc. (a)	81,406	1,216,206

The accompanying notes are an integral part of the financial statements.
8

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Concluded)

as of February 28, 2025 (Unaudited)

	Shares	Value
Software — (Continued)
BILL Holdings, Inc. (a)	19,372	$1,069,334
Blackbaud, Inc. (a)	799	52,814
BlackLine, Inc. (a)	20,262	978,655
Clearwater Analytics Holdings, Inc. - Class A (a)	24,696	768,046
Cogent Communications Holdings, Inc.	1,297	94,772
Concentrix Corp.	830	37,483
Confluent, Inc. - Class A (a)	33,234	1,054,847
CSG Systems International, Inc.	2,939	188,978
Five9, Inc. (a)	11,765	425,893
Freshworks, Inc. - Class A (a)	62,860	1,072,392
Genasys, Inc. (a)	344,910	934,706
Gitlab, Inc. - Class A (a)	17,398	1,047,533
Innodata, Inc. (a)	41,109	2,167,266
JFrog Ltd. (a)	37,735	1,386,761
LiveRamp Holdings, Inc. (a)	5,117	152,896
Olo, Inc. - Class A (a)	91,167	628,141
Porch Group, Inc. (a)	172,792	1,207,816
Privia Health Group, Inc. (a)	54,315	1,356,245
Procore Technologies, Inc. (a)	11,327	866,176
Progress Software Corp.	5,306	289,920
SEMrush Holdings, Inc. - Class A (a)	69,605	765,655
Smith Micro Software, Inc. (a)	224,280	291,564
SoundHound AI, Inc. - Class A (a)	72,274	782,005
SPS Commerce, Inc. (a)	800	106,560
Take-Two Interactive Software, Inc. (a)	3,504	742,778
Vertex, Inc. - Class A (a)	29,721	959,691
Weave Communications, Inc. (a)	61,835	779,121
		29,543,809
Telecommunications — 0.7%
Aviat Networks, Inc. (a)	55,720	1,166,220
EchoStar Corp. - Class A (a)	2,493	77,856
IDT Corp. - Class B	3,111	151,070
InterDigital, Inc.	869	185,653
Iridium Communications, Inc.	9,628	303,860
Lumen Technologies, Inc. (a)	62,082	293,027
NetGear, Inc. (a)	7,443	195,751
Powerfleet, Inc. NJ (a)	84,197	593,589
Telephone & Data Systems, Inc.	10,347	373,527
United States Cellular Corp. (a)	8,331	546,347
Viavi Solutions, Inc. (a)	23,640	264,295
		4,151,195
Textiles — 0.6%
UniFirst Corp.	16,579	3,563,159

Toys/Games/Hobbies — 0.5%
Funko, Inc. - Class A (a)	7,565	93,201
JAKKS Pacific, Inc.	108,750	2,944,950
		3,038,151

	Shares	Value
Transportation — 0.8%
ArcBest Corp.	7,779	$612,752
Hub Group, Inc. - Class A	24,360	1,001,196
Knight-Swift Transportation Holdings, Inc.	1,873	94,474
Marten Transport Ltd.	7,327	107,853
PAMT CORP (a)	61,736	803,185
RXO, Inc. (a)	24,857	508,823
Saia, Inc. (a)	4,008	1,641,036
Scorpio Tankers, Inc.	4,242	169,044
		4,938,363
Trucking & Leasing — 0.1%
Greenbrier Cos., Inc.	8,436	474,103

Water — 0.0%(c)
American States Water Co.	1,758	134,557
California Water Service Group	1,969	89,492
		224,049
TOTAL COMMON STOCKS (Cost $417,541,102)		577,175,584

SHORT-TERM INVESTMENTS — 7.2%
Money Market Funds — 7.2%
First American Treasury Obligations Fund - Class X, 4.28% (d)	44,470,041	44,470,041
TOTAL SHORT-TERM INVESTMENTS (Cost $44,470,041)		44,470,041

TOTAL INVESTMENTS — 100.3% (Cost $462,011,143)		621,645,625
Liabilities in Excess of Other Assets — (0.3)%		(2,110,260)
TOTAL NET ASSETS — 100.0%		$619,535,365

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.
9

ADARA SMALLER COMPANIES FUND

STATEMENT of Assets and Liabilities

February 28, 2025 (Unaudited)

ASSETS
Investments, at value (cost $417,541,102)	$577,175,584
Short-term investments, at value (cost $44,470,041)	44,470,041
Receivables for:
Investments sold	1,610,171
Dividends	316,974
Capital shares sold	372,972
Prepaid expenses and other assets	171,091
Total assets	624,116,833

LIABILITIES
Payables for:
Investments purchased	3,926,399
Capital shares redeemed	70,984
Sub-advisory fees	536,694
Other accrued expenses and liabilities	47,391
Total liabilities	4,581,468
Net assets	$619,535,365

NET ASSETS CONSIST OF:
Par value	$35,549
Paid-in capital	432,469,796
Total distributable earnings/(loss)	187,030,020
Net assets	$619,535,365

CAPITAL SHARES:
Net Assets	619,535,365
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	35,548,753
Net asset value, offering and redemption price per share	$17.43

The accompanying notes are an integral part of the financial statements.
10

ADARA SMALLER COMPANIES FUND

Statement of Operations

FOR THE Six Months ENDED February 28, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholdings taxes of $7,706)	$2,578,476
Interest income	860,642
Total investment income	3,439,118

EXPENSES
Sub-advisory fees	2,200,801
Administration and accounting services fees	72,023
Director fees	41,873
Investment management fees	37,863
Custodian fees	26,165
Officer fees	25,377
Legal fees	19,087
Transfer agent fees	17,962
Audit fees and tax services	17,780
Registration and filing fees	12,654
Printing and shareholder reporting fees	2,996
Other expenses	22,144
Total expenses	2,496,725
Net investment income/(loss)	942,393

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	38,972,153
Net change in unrealized appreciation/(depreciation) on investments	(30,400,160)
Net realized and unrealized gain/(loss) on investments	8,571,993
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,514,386

The accompanying notes are an integral part of the financial statements.
11

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$942,393	$2,820,270
Net realized gain/(loss) from investments	38,972,153	16,172,948
Net change in unrealized appreciation/(depreciation) on investments	(30,400,160)	64,513,342
Net increase/(decrease) in net assets resulting from operations	9,514,386	83,506,560

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(20,686,719)	(3,000,495)
Net decrease in net assets from dividends and distributions to shareholders	(20,686,719)	(3,000,495)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,274,861	59,868,759
Reinvestment of distributions	18,720,450	2,676,590
Shares redeemed	(15,183,418)	(21,595,709)
Net increase/(decrease) in net assets resulting from capital share transactions	26,811,893	40,949,640
Total increase/(decrease) in net assets	15,639,560	121,455,705

NET ASSETS:
Beginning of period	603,895,805	482,440,100
End of period	$619,535,365	$603,895,805

SHARE TRANSACTIONS:
Shares sold	1,279,431	3,700,174
Shares reinvested	975,532	178,202
Shares redeemed	(815,931)	(1,393,206)
Net increase/(decrease) in shares	1,439,032	2,485,170

The accompanying notes are an integral part of the financial statements.
12

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$17.70		$15.26	$14.39	$21.47	$13.73	$12.89
Net investment income/(loss)(1)	0.03		0.07	0.07	0.02	(0.03)	(0.01)
Net realized and unrealized gain/(loss) from investments	(0.10)		2.46	0.85	(2.88)	7.99	1.33
Net increase/(decrease) in net assets resulting from operations	(0.07)		2.53	0.92	(2.86)	7.96	1.32
Dividends and distributions to shareholders from:
Net investment income	(0.20)		(0.09)	(0.05)	—	—	—
Net realized capital gains	—		—	—	(4.22)	(0.22)	(0.48)
Total dividends and distributions to shareholders	(0.20)		(0.09)	(0.05)	(4.22)	(0.22)	(0.48)
Net asset value, end of period	$17.43		$17.70	$15.26	$14.39	$21.47	$13.73
Total investment return/(loss)(2)	1.58	%(3)	16.72%	6.40%	(16.93)%	58.41%	10.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$619,535		$603,896	$482,440	$441,478	$536,177	$361,442
Ratio of expenses to average net assets	0.79	%(4)	0.80%	0.82%	0.84%	0.84%	0.90%
Ratio of net investment income/(loss) to average net assets	0.30	%(4)	0.43%	0.50%	0.10%	(0.18)%	(0.08)%
Portfolio turnover rate	34	%(3)	58%	56%	56%	75%	101%

(1)	Calculated based on average shares outstanding for the period.

(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

The accompanying notes are an integral part of the financial statements.
13

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the Adara Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Adviser, as Valuation Designee, in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2025 (Unaudited)

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$577,175,584	$—	$—	(a)	$577,175,584
Money Market Funds	44,470,041	—	—		44,470,041
Total Investments	$621,645,625	$—	$—	(a)	$621,645,625

(a)	Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are

15

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2025 (Unaudited)

charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets. During the current fiscal period, the Fund paid the Adviser $37,863. This amount is included in Investment management fees on the Statement of Operations.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

16

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2025 (Unaudited)

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$212,347,520	$199,653,004

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$419,504,658	$208,035,895	$(22,223,468)	$185,812,427

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

February 28, 2025 (Unaudited)

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$4,347,162	$8,042,764	$—	$185,812,427	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2024	$3,000,495	$—	$3,000,495

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024.

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2024, the Fund had short-term capital loss carryforwards of $0.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

18

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

19

Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AQUARIUS INTERNATIONAL FUND

of

The RBB Fund, Inc.

FINANCIAL STATEMENTS

February 28, 2025
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

AQUARIUS INTERNATIONAL FUND

SCHEDULE HOLDINGS SUMMARY TABLE

FEBRUARY 28, 2025 (UNAUDITED)

The following table presents a summary by country of the schedule holdings of the Fund:

Country	% of Net Assets	Value
United Kingdom	16.5%	$99,645,359
Japan	10.9	65,964,369
China	7.1	42,804,541
France	6.9	41,730,501
Netherlands	4.9	29,404,131
Taiwan	4.3	25,751,050
Germany	4.2	25,204,637
South Korea	3.8	22,943,145
Canada	3.8	22,707,207
Italy	3.7	22,069,902
Switzerland	3.4	20,408,107
India	2.9	17,395,388
Ireland	2.9	17,356,054
Finland	2.1	12,590,897
Spain	1.7	10,190,738
Bermuda	1.5	9,027,531
Hong Kong	1.2	7,448,960
Singapore	1.1	6,632,547
Norway	1.0	6,223,894
Brazil	1.0	5,768,323
Denmark	0.9	5,591,630
Australia	0.6	3,818,063
South Africa	0.6	3,672,738
United Arab Emirates	0.5	3,116,471
Mexico	0.5	2,918,204
Belgium	0.4	2,514,217
Turkey	0.3	2,003,029
Saudi Arabia	0.3	1,891,543
Austria	0.3	1,860,429
Sweden	0.3	1,537,621
Israel	0.3	1,467,817
Greece	0.2	1,397,930
Uruguay	0.2	1,383,459
Peru	0.2	1,248,745
Kazakhstan	0.2	1,238,551
Hungary	0.2	986,163
Poland	0.1	820,314
Philippines	0.1	546,879
Malaysia	0.1	546,007
Indonesia	0.1	480,385
Thailand	0.1	463,306
Argentina	0.1	426,747
Chile	0.1	327,416
New Zealand	0.0	193,759
Colombia	0.0	58,992
Portugal	0.0	56,002
Luxembourg	0.0	39,443
Russia	0.0	20
Cyprus	—	0
United States	7.7	46,606,111
Other Assets in Excess of Liabilities	0.7	4,345,044
	100.0%	$602,824,316

Schedule holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

1

AQUARIUS INTERNATIONAL FUND

Schedule of Investments

as of FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.9%
Argentina — 0.1%
Grupo Financiero Galicia SA - ADR	7,458	$426,747

Australia — 0.6%
ANZ Group Holdings Ltd.	10,017	186,203
Bendigo & Adelaide Bank Ltd.	12,614	84,277
BHP Group Ltd. - ADR	5,580	270,518
BlueScope Steel Ltd.	6,357	96,042
Cochlear Ltd.	376	60,708
Coles Group Ltd.	4,059	50,443
Commonwealth Bank Of Australia	5,604	549,116
Computershare Ltd.	2,023	51,894
CSL Ltd. - ADR	3,938	320,396
CSL Ltd.	628	102,360
Endeavour Group Ltd.	2,137	5,548
Fortescue Ltd.	5,658	58,061
Goodman Group	6,677	130,712
GPT Group	9,864	28,357
Lottery Corp. Ltd.	8,950	26,494
Macquarie Group Ltd.	1,021	144,976
Macquarie Group, Ltd. - ADR	1,203	169,010
Mirvac Group	19,373	25,013
National Australia Bank Ltd.	7,689	169,580
National Australia Bank Ltd. - ADR	11,208	123,064
Orica Ltd.	5,536	56,793
REA Group Ltd.	633	94,611
Santos Ltd.	19,946	81,465
Scentre Group	14,492	30,452
SEEK Ltd.	4,272	64,218
Sonic Healthcare Ltd. - ADR	1,106	18,813
South32 Ltd.	44,192	97,408
Stockland	11,630	36,916
Suncorp Group Ltd.	15,828	198,867
Wesfarmers Ltd.	4,523	209,764
Woodside Energy Group Ltd.	10,374	162,446
Woolworths Group Ltd.	6,070	113,538
		3,818,063
Austria — 0.3%
ANDRITZ AG	18,342	1,083,903
Erste Group Bank AG	8,373	562,419
OMV AG	4,843	214,107
		1,860,429
Belgium — 0.4%
Ageas SA NV	2,481	135,837
Anheuser-Busch InBev SA/NV - ADR	2,087	124,886
Azelis Group NV	97,656	1,850,802
Elia Group SA/NV	1,009	66,504
KBC Group NV	799	69,300
Syensqo SA	373	27,340

	Shares	Value
Belgium — (Continued)
UCB SA	810	$153,058
Warehouses De Pauw CVA	3,980	86,490
		2,514,217
Bermuda — 1.5%
Everest Group Ltd.	7,249	2,560,492
Hiscox Ltd.	347,717	5,187,456
RenaissanceRe Holdings Ltd.	5,385	1,279,583
		9,027,531
Brazil — 1.0%
B3 SA - Brasil Bolsa Balcao	307,900	545,969
Banco do Brasil SA - ADR	22,592	107,199
Centrais Eletricas Brasileiras SA - ADR	6,734	43,906
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	67,300	1,085,689
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	10,993	177,097
Cia Siderurgica Nacional SA - ADR	41,580	59,459
Direcional Engenharia SA	68,338	341,478
Embraer SA, SP ADR - ADR (a)	14,969	713,273
Itau Unibanco Holdings, SP ADR - ADR	159,195	873,981
Localiza Rent a Car SA - ADR	4,006	18,267
NU Holdings Ltd. - Class A (a)	7,430	79,872
Petroleo Brasileiro SA - ADR	57,740	770,829
Santos Brasil Participacoes SA	131,000	297,260
Suzano Papel e Celulose SA - ADR	6,573	63,167
Telefonica Brasil SA	31,600	258,644
Telefonica Brasil SA - ADR	13,700	111,929
Ultrapar Participacoes SA - ADR	8,959	25,623
Vale SA - ADR	12,347	116,432
XP, Inc. - Class A	5,530	78,249
		5,768,323
Canada — 3.8%
Agnico Eagle Mines Ltd.	1,485	142,976
Alamos Gold, Inc. - Class A	27,801	635,531
Alimentation Couche-Tard, Inc.	3,668	182,367
Allied Gold Corp. (a)	330,965	1,077,481
Bank Montreal	2,295	235,972
Bank of Nova Scotia	4,424	219,563
Barrick Gold Corp.	6,196	109,979
Brookfield Renewable Corp.	1,556	43,335
CAE, Inc. (a)	1,578	38,345
Cameco Corp.	11,235	494,789
Canadian Imperial Bank of Commerce	2,809	170,169
Canadian National Railway Co.	3,433	347,969
Canadian Natural Resources Ltd.	10,051	284,142
Canadian Pacific Kansas City Ltd.	2,958	230,487

The accompanying notes are an integral part of the financial statements.

2

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

As of FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
Canada — (Continued)
Cenovus Energy, Inc.	220,103	$3,044,245
CGI, Inc.	1,307	135,431
Enbridge, Inc.	9,521	406,832
FirstService Corp.	531	93,684
Fortis, Inc.	6,019	264,114
Franco-Nevada Corp.	1,038	148,372
GFL Environmental, Inc.	2,147	96,959
Gildan Activewear, Inc.	5,757	311,051
Hammond Power Solutions, Inc.	7,099	419,586
Imperial Oil Ltd.	2,792	189,409
Kinross Gold Corp.	132,581	1,420,429
Magna International, Inc.	3,010	109,654
Manulife Financial Corp.	6,860	213,758
MEG Energy Corp.	213,219	3,318,951
Nutrien Ltd.	1,768	92,572
Restaurant Brands International, Inc.	3,260	212,715
Rogers Communications, Inc. - Class B	3,757	104,294
Royal Bank Canada	4,914	580,687
Sandstorm Gold Ltd.	278,956	1,708,346
Shopify, Inc. - Class A (a)	3,403	381,136
South Bow Corp.	584	15,552
Sun Life Financial, Inc.	2,753	152,929
TC Energy Corp.	5,100	228,174
Teck Resources Ltd. - Class B	8,215	331,311
Teck Resources Ltd. - Class B	90,901	3,658,031
Thomson Reuters Corp.	1,367	244,447
Toronto-Dominion Bank	6,165	369,345
West Fraser Timber Co. Ltd.	446	35,466
Wheaton Precious Metals Corp.	2,998	206,622
		22,707,207
Chile — 0.1%
Antofagasta PLC	8,790	193,735
Cia Cervecerias Unidas SA - ADR	4,167	58,130
Sociedad Quimica y Minera de Chile SA SP ADR - ADR	1,969	75,551
		327,416
China — 7.1%
AAC Technologies Holdings, Inc.	32,000	185,663
Akeso, Inc. (a)(b)	5,000	47,171
Alibaba Group Holding Ltd. - ADR	5,738	760,342
Alibaba Group Holding Ltd.	296,500	4,902,537
ANTA Sports Products Ltd.	5,561	62,406
Autohome, Inc. - ADR	1,485	42,679
Baidu, Inc., SP ADR - ADR (a)	461	39,853
Bilibili, Inc. - ADR (a)	4,363	88,743
BYD Co. Ltd. - Class H	4,000	191,683
BYD Electronic International Co. Ltd.	23,500	152,194
China Conch Environment Protection Holdings Ltd.	21,500	1,638

	Shares	Value
China — (Continued)
China Merchants Bank Co. Ltd. - Class H	266,563	$1,564,795
China Pacific Insurance Group Co. Ltd. - Class H	40,400	119,855
China Shenhua Energy Co. Ltd. - Class H	39,000	148,796
Contemporary Amperex Technology Co. Ltd. - Class A	22,300	813,510
DiDi Global, Inc. - ADR (a)	156,168	779,278
ENN Energy Holdings Ltd.	4,400	29,312
Fuyao Glass Industry Group Co. Ltd. - Class A	62,600	483,963
H World Group Ltd. - ADR	1,879	67,437
Haitian International Holdings Ltd.	31,000	82,824
Industrial & Commercial Bank of China Ltd. - Class H	2,127,000	1,506,283
iQIYI, Inc. - ADR (a)	12,194	25,364
JD.com, Inc. - ADR	5,286	221,483
JD.com, Inc. - Class A	40,700	851,081
KE Holdings, Inc. - ADR	43,682	972,798
Lenovo Group Ltd.	32,000	47,973
Li Auto, Inc. - ADR (a)	3,672	112,841
Luxshare Precision Industry Co. Ltd. - Class A	132,300	790,608
Meituan - ADR (a)	6,915	289,324
Meituan - Class B (a)(b)	58,000	1,210,985
NetEase, Inc. - ADR	12,960	1,292,371
NetEase, Inc.	51,400	1,023,344
New China Life Insurance Co. Ltd. - Class H	45,800	154,984
New Oriental Education & Technology Group, Inc. - ADR	2,260	108,661
PICC Property & Casualty Co. Ltd. - Class H	48,000	78,647
Ping An Healthcare and Technology Co. Ltd. (b)	68,000	68,936
Ping An Insurance Group Co. of China Ltd. - Class H	24,500	145,218
RLX Technology, Inc. - ADR	23,295	58,005
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	60,286
Shenzhen Inovance Technology Co. Ltd. - Class A	61,600	613,525
Sieyuan Electric Co. Ltd. - Class A	35,500	356,615
Sinopharm Group Co. Ltd. - Class H	36,400	91,720
Sunac Services Holdings Ltd. (b)	619	132
Sunny Optical Technology Group Co. Ltd.	4,600	51,516
TAL Education Group - ADR (a)	7,594	98,114
Tencent Holdings Ltd. - ADR	20,042	1,234,788
Tencent Holdings Ltd.	267,230	16,447,078

The accompanying notes are an integral part of the financial statements.

3

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
China — (Continued)
Tencent Music Entertainment Group, ADR - ADR	160,322	$1,954,325
Vipshop Holdings, Ltd., ADR - ADR	2,641	41,516
Weichai Power Co. Ltd. - Class H	24,000	47,265
Wuxi Biologics Cayman, Inc. (a)(b)	186,000	539,165
Xiaomi Corp. - ADR (a)	5,965	200,066
XPeng, Inc. - ADR (a)	2,396	51,490
Yum China Holdings, Inc.	21,903	1,082,227
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class A	77,000	322,549
Zijin Mining Group Co. Ltd. - Class H	24,000	45,339
ZTO Express Cayman, Inc. - ADR	2,230	43,240
		42,804,541
Colombia — 0.0%(c)
Bancolombia SA - ADR	1,414	58,992

Cyprus — 0.0%(c)
TCS Group Holding PLC - GDR (a)(d)	3,732	0

Denmark — 0.9%
AP Moller - Maersk AS - Class B	28	49,261
Carlsberg A/S - Class B	1,277	159,945
Coloplast AS - Class B	687	73,162
DSV AS - ADR	826	82,980
DSV AS	208	41,806
Genmab AS (a)	5,142	1,158,852
Novo Nordisk AS - ADR	12,898	1,169,204
Novo Nordisk AS	29,515	2,677,500
Novonesis (Novozymes) B	1,601	96,899
Orsted A/S (a)(b)	1,074	47,093
Vestas Wind Systems AS (a)	2,480	34,928
		5,591,630
Finland — 2.1%
Elisa OYJ	1,595	73,364
Fortum Oyj	2,493	39,076
Kone Oyj - Class B	74,412	4,200,221
Mandatum Oyj	2,616	14,810
Nordea Bank Abp	274,786	3,613,132
Nordea Bank Abp	93	1,224
Orion Oyj - Class B	672	37,821
Sampo Oyj	514,240	4,515,396
UPM-Kymmene Corp.	3,299	95,853
		12,590,897
France — 6.9%
Air Liquide SA	18,636	3,419,733
Air Liquide SA - ADR	2,142	78,569
Airbus Group SE	1,782	308,792
Alten SA	9,787	899,633

	Shares	Value
France — (Continued)
AXA SA	3,534	$138,174
BioMerieux	307	36,711
BNP Paribas SA	31,074	2,354,872
Bouygues SA	2,565	87,842
Bureau Veritas SA	49,271	1,481,756
Canal+ SA (a)	3,398	7,437
Capgemini SE	22,646	3,516,616
Cie de Saint-Gobain SA	1,210	121,089
Cie Generale des Etablissements Michelin SCA	1,852	65,823
Danone SA	3,796	270,910
Dassault Aviation SA	263	67,373
Dassault Systemes SE - ADR	2,450	95,673
Dassault Systemes SE	2,375	94,180
Edenred SE	50,898	1,620,072
Eiffage SA	24,296	2,440,534
Engie SA - ADR	8,968	160,796
Essilor International Cie Generale d’Opitque SA	771	230,860
EssilorLuxottica SA - ADR	144	21,347
Eurazeo SA	19,481	1,543,027
Getlink SE	1,582	26,239
Havas NV (a)	3,398	4,900
Hermes International SCA	80	228,356
Ipsen SA	10,229	1,186,387
Kering SA	270	75,651
Legrand SA	1,347	148,509
L’Oreal SA - ADR	3,400	248,404
L’Oreal SA	148	54,415
Louis Hachette Group (a)	3,398	5,018
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,310	331,901
LVMH Moet Hennessy Louis Vuitton SE	4,990	3,605,592
Orange SA	4,154	49,778
Publicis Groupe SA	2,188	217,289
Renault SA	806	41,883
Rexel SA	28,560	776,084
Safran SA	1,096	286,973
Sanofi SA	16,344	1,785,709
Sanofi SA - ADR	7,424	404,385
Sartorius Stedim Biotech	191	39,759
Schneider Electric SE	4,288	1,053,501
Schneider Electric SE - ADR	4,025	194,206
Societe Generale SA	2,392	97,983
SPIE SA	62,947	2,242,376
Teleperformance SE	396	38,128
Thales SA	22,730	4,576,963
TotalEnergies SE - ADR	8,970	540,263
Unibail-Rodamco-Westfield	938	79,464
Vallourec SACA (a)	206,334	4,038,112
Vinci SA - ADR	1,124	32,236
Vinci SA	2,155	247,929

The accompanying notes are an integral part of the financial statements.

4

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
France — (Continued)
Vivendi SE	3,398	$10,289
		41,730,501
Germany — 4.2%
Adidas AG	430	109,913
Allianz SE	644	220,552
Allianz SE - ADR	4,740	162,108
BASF SE	2,932	149,499
Bayer AG	2,559	60,473
Bayerische Motoren Werke AG - ADR (a)	3,309	94,571
Bayerische Motoren Werke AG	509	44,251
Beiersdorf AG	742	101,835
Commerzbank AG	18,102	389,113
Continental AG	523	37,522
Daimler AG	3,623	225,319
Daimler Truck Holding AG	1,811	79,515
Delivery Hero SE (a)(b)	1,653	47,257
Deutsche Bank AG	8,776	188,596
Deutsche Boerse AG	25,001	6,520,858
Deutsche Boerse AG - ADR	2,810	73,088
Deutsche Post AG - ADR	1,603	62,645
Deutsche Telekom AG - ADR	5,690	205,864
Deutsche Telekom AG	4,552	164,270
Dr Ing hc F Porsche AG - ADR	6,640	38,446
E.ON SE	4,732	60,355
Evonik Industries AG	91,396	1,816,210
Fresenius Medical Care AG	918	44,521
Hannover Rueck SE	421	111,952
Henkel AG & Co. KGaA	1,426	108,863
Infineon Technologies AG	56,284	2,087,759
KION Group AG	1,235	49,881
Knorr-Bremse AG	679	58,898
Merck KGaA	587	83,357
MTU Aero Engines AG - ADR	562	97,569
Muenchener Rueckversicherungs-Gesellschaft AG	383	217,065
Rheinmetall AG	6,979	7,370,659
RWE AG	3,207	100,869
SAP SE - ADR	3,821	1,050,775
Schaeffler AG (a)	1,003	5,017
Siemens AG	10,943	2,510,640
Siemens Energy AG (a)	1,652	95,001
Symrise AG	1,031	103,738
TeamViewer SE - ADR (a)	4,442	27,563
Volkswagen AG	1,057	117,243
Vonovia SE	2,427	75,172
		25,168,802
Greece — 0.2%
National Bank of Greece SA	108,982	1,011,917
OPAP SA	21,717	386,013
		1,397,930

	Shares	Value
Hong Kong — 1.2%
AIA Group Ltd. - ADR	7,411	$227,666
AIA Group Ltd.	143,600	1,102,617
China Merchants Port Holdings Co. Ltd.	60,000	98,244
China Resources Power Holdings Co. Ltd.	14,000	32,378
CK Asset Holdings Ltd.	8,500	37,018
CLP Holdings Ltd.	13,500	111,849
Futu Holdings Ltd. - ADR	852	93,030
Geely Automobile Holdings, Ltd.	31,000	70,093
Hang Seng Bank, Ltd.	6,300	88,480
Henderson Land Development Co. Ltd.	23,000	62,969
Hong Kong Exchanges & Clearing Ltd.	18,880	851,073
Hongkong Land Holdings Ltd.	7,900	35,759
Jardine Matheson Holdings, Ltd.	4,800	191,878
Power Assets Holdings Ltd.	11,000	74,574
Prudential PLC	394,732	3,634,020
Sun Hung Kai Properties Ltd.	10,000	94,115
Swire Pacific Ltd. - Class A	9,500	78,851
Techtronic Industries Co. Ltd.	38,000	531,799
Wharf Holdings Ltd.	14,000	32,547
		7,448,960
Hungary — 0.2%
OTP Bank, PLC	16,068	986,163

India — 2.9%
ABB India Ltd.	2,731	154,790
Adani Ports & Special Economic Zone Ltd.	66,156	813,484
Bajaj Finance Ltd.	13,459	1,319,257
Bharat Electronics Ltd.	221,526	628,799
Bharti Airtel Ltd.	42,056	758,076
DLF Ltd.	43,316	316,790
Dr Reddy’s Laboratories Ltd. - ADR	44,455	568,135
HDFC Bank Ltd. - ADR	12,963	798,780
HDFC Bank Ltd.	191,930	3,820,224
ICICI Bank Ltd. - ADR	98,773	2,753,791
Indian Hotels Co. Ltd.	50,064	411,795
Infosys Ltd. - ADR	31,345	630,034
JSW Energy Ltd.	68,604	365,953
KEI Industries Ltd.	8,101	285,856
Kfin Technologies Ltd.	16,469	165,379
Kotak Mahindra Bank, Ltd.	19,948	435,826
Mahindra & Mahindra Ltd.	30,651	909,626
Max Healthcare Institute Ltd.	13,855	155,437
Sun Pharmaceutical Industries Ltd.	20,864	380,512
Tata Consultancy Services Ltd.	13,871	554,570
United Spirits Ltd.	32,083	472,209

The accompanying notes are an integral part of the financial statements.

5

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
India — (Continued)
Wipro Ltd. - ADR	212,864	$696,065
		17,395,388
Indonesia — 0.1%
Astra International Tbk PT - ADR	3,615	19,684
Bank Central Asia Tbk PT	762,200	388,414
Bank Mandiri Persero Tbk PT - ADR	5,112	57,714
Bank Rakyat Indonesia Persero Tbk PT - ADR	1,382	14,573
		480,385
Ireland — 2.9%
AIB Group PLC	141,503	994,008
Aon PLC - Class A	23,649	9,675,279
DCC PLC	452	30,651
Experian PLC	3,379	160,965
ICON PLC (a)	8,600	1,634,172
James Hardie Industries PLC (a)	2,896	91,826
Kerry Group PLC - ADR	925	97,295
Kerry Group PLC - Class A	27,171	2,857,081
Kingspan Group PLC	554	45,554
PDD Holdings, Inc. - ADR (a)	2,583	293,661
Smurfit WestRock PLC	28,411	1,475,562
		17,356,054
Israel — 0.3%
Check Point Software Technologies Ltd. (a)	499	109,910
CyberArk Software Ltd. (a)	576	209,577
Elbit Systems Ltd.	666	207,119
Global-e Online Ltd. (a)	695	29,621
ICL Group Ltd.	12,592	75,930
Nice Ltd. - ADR (a)	288	40,084
Teva Pharmaceutical Industries, Ltd., SP ADR - ADR (a)	43,591	717,508
Wix.com Ltd. (a)	389	78,068
		1,467,817
Italy — 3.7%
Enel SpA	493,491	3,613,867
Ferrari NV	642	298,254
Ferrari NV	141	66,306
FinecoBank Banca Fineco SpA	317,744	5,949,219
Intesa Sanpaolo	14,336	70,647
Iveco Group NV	140,008	2,208,726
Leonardo SpA	91,219	3,679,018
Mediobanca Banca di Credito Finanziario SpA	3,974	70,840
Moncler SpA	1,319	90,685
Recordati SPA	59,185	3,343,884
Saipem SpA (a)	1,066,606	2,457,532
UniCredit SpA	4,188	220,924
		22,069,902

	Shares	Value
Japan — 10.9%
Aeon Co. Ltd.	5,200	$127,579
Aisin Corp.	3,300	39,108
Ajinomoto Co., Inc.	1,500	60,088
Asahi Group Holdings Ltd.	160,800	1,994,472
Asahi Intecc Co. Ltd.	1,900	31,064
Asahi Kasei Corp.	6,000	40,785
Astellas Pharma, Inc.	3,500	34,045
Bandai Namco Holdings, Inc.	2,400	80,110
BayCurrent, Inc.	127,000	5,399,004
Bridgestone Corp.	3,300	128,626
Canon, Inc.	2,700	91,400
Chiba Bank Ltd.	4,900	44,476
Chugai Pharmaceutical Co. Ltd.	53,900	2,707,504
Concordia Financial Group Ltd.	11,723	68,640
Dai-ichi Life Holdings, Inc.	6,692	198,428
Daiichi Sankyo Co. Ltd. - ADR	876	20,104
Daiichi Sankyo Co. Ltd.	3,548	81,678
Daikin Industries Ltd.	949	99,356
Daito Trust Construction Co. Ltd.	300	31,178
Denso Corp.	3,900	50,585
Dentsu Group, Inc.	1,800	37,366
East Japan Railway Co.	1,500	29,658
Eisai Co. Ltd.	1,300	37,386
FANUC Corp.	2,800	80,605
Fast Retailing Co. Ltd.	541	165,119
Fuji Electric Co. Ltd.	52,400	2,336,654
FUJIFILM Holdings Corp.	5,400	109,902
Fujitsu Ltd.	3,100	59,799
Fukuoka Financial Group, Inc.	3,000	78,929
Hamamatsu Photonics KK	79,900	831,357
Hikari Tsushin, Inc.	200	50,721
Hirose Electric Co. Ltd.	327	38,171
Hitachi Ltd.	230,605	5,861,080
Hitachi Ltd. - ADR	18,300	460,428
Honda Motor Co. Ltd.	6,100	56,746
Honda Motor Co. Ltd. - ADR	1,291	35,877
Hoshizaki Corp.	800	32,297
Hoya Corp.	670	78,664
Hoya Corp. - ADR	487	57,218
IHI Corp.	16,100	946,047
Inpex Corp.	6,228	78,930
Isuzu Motors Ltd.	2,700	35,747
ITOCHU Corp.	3,700	163,512
ITOCHU Corp. - ADR	426	37,825
Japan Exchange Group, Inc.	79,427	844,843
Japan Post Bank Co. Ltd.	3,700	37,347
Japan Real Estate Investment Corp.	229	164,452
Japan Tobacco, Inc.	6,900	172,275
Kansai Electric Power Co., Inc.	3,700	42,815
KDDI Corp.	123,748	4,035,635
Keyence Corp.	700	279,214

The accompanying notes are an integral part of the financial statements.

6

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
Japan — (Continued)
Komatsu Ltd.	4,400	$131,960
Kyocera Corp.	107,600	1,197,109
LY Corp.	14,900	50,296
McDonald’s Holdings Co. Japan Ltd.	2,600	98,436
Mitsubishi Chemical Group Corp.	191,500	972,308
Mitsubishi Corp.	9,700	162,051
Mitsubishi Electric Corp.	132,200	2,052,054
Mitsubishi Heavy Industries Ltd.	8,800	118,170
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	678,942
Mitsubishi UFJ Financial Group, Inc., SP ADR	142,800	1,820,505
Mitsui & Co. Ltd.	8,318	155,872
Mitsui OSK Lines Ltd.	9,000	332,699
Mizuho Financial Group, Inc.	5,100	143,312
MS&AD Insurance Group Holdings, Inc.	2,700	56,783
Murata Manufacturing Co. Ltd. - ADR	7,572	64,589
Murata Manufacturing Co. Ltd.	4,857	83,088
Nexon Co. Ltd.	2,300	31,131
NIDEC CORP	3,200	57,689
Nintendo Co. Ltd. - ADR	5,760	107,021
Nintendo Co. Ltd.	1,300	97,054
Nippon Building Fund Inc.	224	185,110
Nippon Sanso Holdings Corp.	73,900	2,259,212
Nippon Steel Corp.	8,000	177,589
Nippon Telegraph & Telephone Corp. - ADR	984	23,813
Nippon Telegraph & Telephone Corp.	1,200	1,162
Nippon Yusen KK	1,500	52,725
Nisshin Seifun Group, Inc.	2,700	30,290
Nitori Holdings Co. Ltd.	200	20,467
Nomura Research Institute Ltd.	66,800	2,194,819
NTT Data Group Corp.	3,100	57,793
Omron Corp.	1,200	36,236
Oriental Land Co., Ltd.	3,765	77,488
Pan Pacific International Holdings Corp.	1,500	39,961
Rakuten Group, Inc. (a)	7,200	44,558
Recruit Holdings Co. Ltd.	3,892	232,004
Renesas Electronics Corp.	122,100	2,038,643
SBI Holdings, Inc.	2,600	75,800
Secom Co. Ltd.	3,500	120,240
Sekisui House Ltd.	4,000	90,441
Seven & i Holdings Co. Ltd.	3,800	54,212
Seven & i Holdings Co. Ltd. - ADR	2,700	38,583
Sharp Corp. (a)	6,400	42,038
Shimano, Inc.	236	32,024

	Shares	Value
Japan — (Continued)
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	$103,380
Shin-Etsu Chemical Co. Ltd.	3,270	98,592
Shiseido Co. Ltd.	2,400	43,622
Shizuoka Financial Group, Inc.	3,900	39,621
SMC Corp. - ADR	2,280	41,177
SMC Corp.	210	76,045
SoftBank Corp.	28,000	39,915
SoftBank Group Corp.	2,400	133,699
Sompo Holdings, Inc.	1,800	53,590
Sony Group Corp. - ADR	24,030	601,711
Sony Group Corp.	197,000	4,928,210
Sugi Holdings Co. Ltd.	84,800	1,521,212
Sumitomo Heavy Industries Ltd.	2,000	40,620
Sumitomo Metal Mining Co. Ltd.	2,000	43,778
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	866,699
Sumitomo Mitsui Financial Group, Inc.	156,300	3,978,969
Sumitomo Mitsui Trust Group, Inc.	1,600	41,037
Suzuken Co Ltd.	50,200	1,593,273
Suzuki Motor Corp.	219,200	2,684,345
T&D Holdings, Inc.	5,200	109,417
Taisei Corp.	1,800	81,356
Takeda Pharmaceutical Co. Ltd.	5,200	150,058
TDK Corp.	4,000	42,806
Terumo Corp.	324	5,785
Toho Co. Ltd./Tokyo	1,100	51,989
Tokio Marine Holdings, Inc.	4,200	149,567
Tokyo Electron Ltd.	1,200	179,443
Tokyo Electron Ltd. - ADR	1,572	116,847
Toyo Suisan Kaisha Ltd.	18,100	1,076,814
Toyo Tire Corp.	55,800	938,012
Toyota Industries Corp.	600	52,142
Toyota Motor Corp. - ADR	2,390	433,737
Toyota Motor Corp.	7,100	128,798
Tsuruha Holdings, Inc.	7,500	457,646
United Urban Investment Corp.	51	50,318
USS Co. Ltd.	3,400	31,101
Yaskawa Electric Corp.	1,400	37,912
		65,964,369
Kazakhstan — 0.2%
Kaspi.KZ JSC - ADR	11,825	1,238,551

Luxembourg — 0.0%(c)
Eurofins Scientific SE (a)	725	36,424
Millicom International Cellular SA, SDR	116	3,019
		39,443

The accompanying notes are an integral part of the financial statements.

7

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
Malaysia — 0.1%
Public Bank	536,700	$546,007

Mexico — 0.5%
America Movil SAB de CV - ADR	7,257	103,267
Arca Continental SAB de CV	58,000	599,838
BBB Foods, Inc. - Class A (a)	8,877	236,306
Corp. Inmobiliaria Vesta SAB de CV	157,500	368,578
Fomento Economico Mexicano SAB de CV - ADR	948	89,188
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	74,500
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	127,556
Grupo Financiero Banorte SAB de CV	127,000	897,910
Vista Energy SAB de CV - ADR (a)	7,916	401,974
Wal-Mart de Mexico SAB de CV - ADR	720	19,087
		2,918,204
Netherlands — 4.9%
Adyen NV (a)(b)	1,393	2,542,799
Aegon Ltd.	14,288	90,465
Argenx SE - ADR (a)	238	148,671
ASM International NV	3,418	1,860,284
ASML Holding NV	1,297	919,677
ASML Holding NV	3,181	2,262,566
Euronext NV (b)	18,052	2,280,618
Ferrovial SE	3,123	138,770
Heineken Holding NV	2,322	170,479
Heineken NV	36,638	3,094,892
IMCD NV	12,168	1,805,807
ING Groep NV	7,103	126,452
Koninklijke Ahold Delhaize NV	118,207	4,165,491
Koninklijke Ahold Delhaize NV - ADR	4,031	141,972
Koninklijke Philips (a)	2,051	53,384
NN Group NV	3,039	154,092
Prosus NV	80,260	3,534,344
Stellantis NV	5,160	66,711
Wolters Kluwer	37,354	5,744,606
Wolters Kluwer NV - ADR	667	102,051
		29,404,131
New Zealand — 0.0%(c)
Auckland International Airport Ltd.	13,450	61,573
Fisher & Paykel Healthcare Corp. Ltd.	4,158	79,500
Meridian Energy Ltd.	15,956	52,686
		193,759

	Shares	Value
Norway — 1.0%
Aker BP ASA	3,025	$62,737
DNB Bank ASA	128,214	2,958,387
Equinor ASA	52,857	1,227,543
Equinor ASA - ADR	4,856	113,582
Norsk Hydro ASA	315,149	1,861,645
		6,223,894
Peru — 0.2%
Credicorp Ltd.	6,823	1,248,745

Philippines — 0.1%
BDO Unibank, Inc.	114,910	297,219
PLDT, Inc. - ADR	10,950	249,660
		546,879
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	61,350	820,314

Portugal — 0.0%(c)
Galp Energia SGPS SA	3,396	56,002

Russia — 0.0%(c)
GMK Norilskiy Nickel PAO - ADR (a)(d)	2,034	20
Polyus PJSC (a)(d)	1,719	0
		20
Saudi Arabia — 0.3%
Al Rajhi Bank	41,489	1,104,232
Dr Sulaiman Al Habib Medical Services Group Co.	4,744	354,949
Etihad Etisalat Co.	26,153	432,362
		1,891,543
Singapore — 1.1%
Ascendas Real Estate Investment Trust	23,000	43,834
CapitaLand Mall Trust	25,000	36,541
DBS Group Holdings Ltd. - ADR	2,449	334,460
DBS Group Holdings Ltd.	86,810	2,964,777
Grab Holdings Ltd. - Class A (a)	167,423	812,002
Jardine Cycle & Carriage Ltd.	4,000	79,017
JOYY, Inc. - ADR (a)	2,046	95,732
Oversea-Chinese Banking Corp. Ltd.	9,000	114,917
Sea Ltd. - ADR (a)	6,598	839,727
Singapore Exchange Ltd.	6,000	59,883
Singapore Telecommunications Ltd.	60,600	152,856
Trip.com Group Ltd. - ADR (a)	15,694	889,536
United Overseas Bank Ltd.	6,000	169,972
Wilmar International Ltd.	16,500	39,293
		6,632,547

The accompanying notes are an integral part of the financial statements.

8

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
South Africa — 0.6%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	$63,712
Bidvest Group Ltd.	6,192	81,270
FirstRand Ltd.	287,080	1,077,807
Growthpoint Properties Ltd.	746,494	508,094
MTN Group Ltd.	23,254	145,357
Naspers Ltd.	4,275	1,014,855
Naspers Ltd. - ADR	4,780	228,006
Nedbank Group Ltd. - ADR	2,666	40,230
Sanlam Ltd. - ADR	5,156	48,363
Sasol Ltd.	8,980	38,614
Standard Bank Group Ltd.	9,099	105,563
Truworths International Ltd.	76,506	320,867
		3,672,738
South Korea — 3.8%
Hanwha Aerospace Co. Ltd.	1,155	471,383
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,870	419,726
Hyundai Mobis Co. Ltd.	1,144	192,509
Hyundai Motor Co.	1,729	229,258
KB Financial Group, Inc. - ADR	6,431	349,332
KB Financial Group, Inc.	33,948	1,821,272
KT Corp.	63,021	2,024,718
KT Corp., SP ADR - ADR	53,630	920,291
LIG Nex1 Co. Ltd.	3,051	567,152
Macquarie Korea Infrastructure Fund	49,750	380,915
NAVER Corp.	36,718	5,216,687
POSCO Holdings, Inc. - ADR	3,580	165,539
Samsung Electronics Co. Ltd.	119,823	4,483,824
Samsung Fire & Marine Insurance Co. Ltd.	7,127	1,866,066
Shinhan Financial Group Co. Ltd. - ADR	9,162	292,726
SK Hynix, Inc.	8,943	1,186,834
SK Telecom Co. Ltd.	57,386	2,195,039
SK Telecom Co. Ltd. - ADR	1	22
Woori Financial Group, Inc. - ADR	4,696	159,852
		22,943,145
Spain — 1.7%
Amadeus IT Group SA - ADR	1,437	107,703
Amadeus IT Holdings SA	30,466	2,300,647
Banco Bilbao Vizcaya Argentaria SA	266,942	3,538,612
Banco Santander SA	486,726	3,124,387
CaixaBank SA	65,952	455,158
Cellnex Telecom SA (b)	1,427	50,836
Iberdrola SA	11,895	171,759
Iberdrola SA - ADR	1,618	93,569
Industria de Diseno Textil SA	3,811	204,793
Repsol SA	7,844	99,911

	Shares	Value
Spain — (Continued)
Telefonica SA	9,725	$43,363
		10,190,738
Sweden — 0.3%
Alleima AB	657	5,793
Atlas Copco AB - ADR	6,624	112,674
Atlas Copco AB - Class A	6,804	116,177
Boliden AB	2,900	101,718
Electrolux AB - Class B (a)	972	8,316
Epiroc AB (a)	4,564	89,072
Essity AB - Class B	5,178	142,491
H & M Hennes & Mauritz AB - Class B	6,863	92,024
L E Lundbergforetagen AB - Class B	2,728	136,110
SKF AB - Class B	2,624	56,700
Spotify Technology SA (a)	451	274,212
Svenska Cellulosa AB SCA - Class B	4,527	61,957
Tele2 AB - Class B	3,689	43,745
Telefonaktiebolaget LM Ericsson - Class B	6,504	53,494
Volvo AB - Class B	7,833	243,138
		1,537,621
Switzerland — 3.4%
ABB Ltd.	4,533	244,346
Accelleron Industries AG	226	10,761
Alcon AG	1,673	154,753
Baloise Holding AG	522	100,895
Chocoladefabriken Lindt & Spruengli AG	6	75,932
Cie Financiere Richemont SA - ADR	12,160	247,456
Cie Financiere Richemont SA	325	66,597
Coca-Cola HBC AG	13,573	575,164
EMS-Chemie Holding AG	143	100,270
Geberit AG	202	118,783
Givaudan SA	36	162,238
Givaudan SA - ADR	600	53,958
LafargeHolcim Ltd.	2,013	220,667
Logitech International SA	444	43,929
Lonza Group AG	182	115,560
Lonza Group AG - ADR	370	23,366
Nestle SA - ADR	9,402	907,293
Novartis AG - ADR	6,228	679,163
Novartis AG	37,866	4,120,573
Partners Group Holding AG	95	140,672
Roche Holding AG - ADR	18,600	776,364
Roche Holdings AG	13,289	4,425,640
Sandoz Group AG	114,136	5,010,984
Sandoz Group AG - ADR	1,166	51,071
Schindler Holding AG	651	191,894
Sika AG	599	152,720

The accompanying notes are an integral part of the financial statements.

9

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
Switzerland — (Continued)
Sonova Holding AG	143	$46,023
Swiss Re AG	544	87,448
Swisscom AG	284	161,906
Swissquote Group Holding SA	1,102	451,637
UBS Group AG	13,717	475,292
Zurich Insurance Group AG - ADR	7,180	236,366
Zurich Insurance Group AG	270	178,386
		20,408,107
Taiwan — 4.3%
Accton Technology Corp.	3,000	60,049
Alchip Technologies Ltd.	5,000	492,736
ASE Technology Holding Co. Ltd. - ADR	6,033	61,114
Asustek Computer, Inc.	4,000	81,867
Cathay Financial Holding Co. Ltd.	24,000	49,493
Chunghwa Telecom Co. Ltd.	102,000	396,759
Chunghwa Telecom Co. Ltd. - ADR	4,171	162,169
CTBC Financial Holding Co. Ltd.	442,000	546,146
Delta Electronics, Inc.	111,000	1,332,776
Elite Material Co. Ltd.	8,000	151,710
Gudeng Precision Industrial Co. Ltd.	21,000	303,150
Hon Hai Precision Industry Co. Ltd.	137,353	711,147
Largan Precision Co. Ltd.	1,000	81,359
MediaTek, Inc.	29,000	1,297,146
Novatek Microelectronics Corp.	3,000	49,110
Quanta Computer, Inc.	9,000	66,700
Realtek Semiconductor Corp.	35,000	577,475
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	53,246	9,612,500
Taiwan Semiconductor Manufacturing Co. Ltd.	308,122	9,398,034
United Microelectronics Corp. - ADR	36,418	234,896
Yageo Corp.	5,000	84,714
		25,751,050
Thailand — 0.1%
Advanced Info Service PCL - NVDR	57,300	463,306

Turkey — 0.3%
BIM Birlesik Magazalar AS	44,696	619,880
Turk Hava Yollari AO (a)	98,103	831,730
Turkcell Iletisim Hizmetleri AS - ADR	20,782	140,902
Yapi ve Kredi Bankasi AS	507,024	410,517
		2,003,029
United Arab Emirates — 0.5%
Aldar Properties PJSC	389,796	948,292

	Shares	Value
United Arab Emirates — (Continued)
Dubai Electricity & Water Authority PJSC	728,813	$515,533
Emaar Properties PJSC	309,995	1,145,088
Emirates NBD Bank PJSC	84,350	507,558
		3,116,471
United Kingdom — 16.5%
3i Group PLC	3,463	173,325
Admiral Group PLC	62,883	2,279,942
ARM Holdings PLC - ADR (a)	3,971	522,941
Ashtead Group PLC	67,928	4,139,449
Associated British Foods PLC	1,593	38,108
AstraZeneca PLC - ADR	9,974	760,119
AstraZeneca PLC	60,553	9,161,536
Auto Trader Group PLC (b)	11,923	117,030
Babcock International Group PLC	198,573	1,674,799
BAE Systems PLC	590,504	10,559,083
BAE Systems PLC - ADR	2,426	177,438
Barclays PLC	126,063	497,614
Barratt Redrow PLC	320,744	1,734,891
Beazley PLC	362,854	4,029,145
BP PLC - ADR	1	33
British American Tobacco PLC - ADR	7,782	302,953
Bunzl PLC	144,677	6,155,386
Coca-Cola Europacific Partners PLC	1,477	127,406
Compass Group PLC - ADR	7,353	257,649
Compass Group PLC	184,843	6,470,577
Diageo PLC - ADR	2,086	226,999
Diploma PLC	34,484	1,965,398
Endeavour Mining PLC	47,579	942,865
GSK PLC - ADR	6,016	226,141
Haleon PLC - ADR	9,632	98,054
HSBC Holdings PLC	71,200	835,184
HSBC Holdings PLC - ADR	9,910	593,708
HSBC Holdings PLC	311,059	3,688,981
IMI PLC	83,675	2,127,817
Imperial Brands PLC - ADR	3,146	110,550
Informa PLC	168,699	1,835,045
InterContinental Hotels Group PLC	1,515	189,799
Intertek Group PLC	1,279	83,012
Legal & General Group PLC	36,815	113,999
London Stock Exchange Group PLC	23,246	3,475,901
London Stock Exchange Group PLC - ADR	2,464	93,336
M&G PLC	12,144	32,435
Melrose Industries PLC	337,881	2,742,772
National Grid PLC - ADR	2,605	161,849
National Grid PLC	5,579	68,528
NatWest Group PLC	145,517	881,826

The accompanying notes are an integral part of the financial statements.

10

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (ConCLUDED)

as of FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
United Kingdom — (Continued)
Next PLC	952	$120,726
Nomad Foods Ltd.	89,365	1,688,998
Pearson PLC - ADR	15,198	262,317
Reckitt Benckiser Group PLC - ADR	18,470	245,836
RELX PLC	136,760	6,609,354
Rentokil Initial PLC	7,414	37,221
Rightmove PLC	5,323	44,929
Rio Tinto PLC - ADR	1,895	114,761
Rolls-Royce Holdings PLC (a)	13,086	123,537
Segro PLC	2,361	20,993
Shell PLC	151,938	5,077,038
Shell PLC - ADR	88,143	5,946,127
Smith & Nephew PLC	2,921	42,400
Spirax Group PLC	561	51,801
SSE PLC - ADR	5,415	105,213
Tesco PLC	14,561	69,820
Unilever PLC - ADR	9,303	526,550
Weir Group PLC	259,035	7,976,481
Wise PLC - Class A (a)	70,109	878,950
WPP PLC	3,536	28,684
		99,645,359
United States — 1.3%
BeiGene Ltd. - ADR (a)	2,099	570,508
CRH PLC	19,660	2,018,785
EPAM Systems, Inc. (a)	2,920	601,929
Ferguson Enterprises, Inc.	14,703	2,609,783
Legend Biotech Corp. - ADR (a)	1,279	44,778
RB Global, Inc.	1,064	108,932
SharkNinja, Inc. (a)	4,225	444,005
Southern Copper Corp.	17,293	1,537,897
		7,936,617
Uruguay — 0.2%
MercadoLibre, Inc. (a)	652	1,383,459
TOTAL COMMON STOCKS (Cost $448,756,721)		559,773,944

PREFERRED STOCKS — 0.0%(c)
Germany — 0.0%(c)
Sartorius AG	143	35,835
TOTAL PREFERRED STOCKS (Cost $39,327)		35,835

	Shares	Value
SHORT-TERM INVESTMENTS — 6.4%
Money Market Funds — 6.4%
First American Treasury Obligations Fund - Class X, 4.28% (e)	38,669,494	$38,669,494
TOTAL SHORT-TERM INVESTMENTS (Cost $38,669,494)		38,669,494

TOTAL INVESTMENTS — 99.3% (Cost $487,465,542)		598,479,273
Other Assets in Excess of Liabilities — 0.7%		4,345,043
TOTAL NET ASSETS — 100.0%		$602,824,316

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Limited

PJSC - Public Joint Stock Company

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $6,952,022 or 1.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $20 or 0.0% of net assets as of February 28, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

11

AQUARIUS INTERNATIONAL FUND

STATEMENT of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)

ASSETS
Investments, at value (cost $448,796,048)	$559,809,779
Short-term investments, at value (cost $38,669,494)	38,669,494
Cash and cash equivalents	78,987
Foreign currency, at value (Cost $879,266)	494,327
Receivables for:
Investments sold	3,916,664
Dividends	2,013,826
Capital shares sold	76,234
Prepaid expenses and other assets	50,537
Total assets	605,109,848

LIABILITIES
Payables for:
Investments purchased	1,856,794
Sub-advisory fees	220,107
Other accrued expenses and liabilities	208,631
Total liabilities	2,285,532
Net assets	$602,824,316

NET ASSETS CONSIST OF:
Par value	$51,620
Paid-in capital	522,798,678
Total distributable earnings/(loss)	79,974,018
Net assets	$602,824,316

CAPITAL SHARES:
Net Assets	602,824,316
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	51,620,304
Net asset value, offering and redemption price per share	$11.68

The accompanying notes are an integral part of the financial statements.

12

AQUARIUS INTERNATIONAL FUND

Statement of Operations

FOR THE SIX-MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholdings taxes of $404,693)	$3,666,891
Interest income	850,907
Total investment income	4,517,798

EXPENSES
Sub-advisory fees	1,379,433
Custodian fees	199,086
Administration and accounting services fees	128,731
Investment management fees	91,319
Transfer agent fees	33,470
Director fees	29,314
Legal fees	24,843
Officer fees	23,915
Audit fees and tax fees	17,560
Registration and filing fees	14,094
Printing and shareholder reporting fees	3,175
Other expenses	37,056
Total expenses	1,981,996
Net investment income/(loss)	2,535,802

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized Gain (Loss) on:
Investments	(58,684)
Foreign Currency Transactions	(324,679)
Net realized Gain (Loss)	(383,363)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,106,250)
Foreign Currency Transactions	(69,299)
Net Change in Unrealized Appreciation (Depreciation)	(8,175,549)
Net realized and unrealized gain/(loss) on investments	(8,558,912)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,023,110)

The accompanying notes are an integral part of the financial statements.

13

AQUARIUS INTERNATIONAL FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$2,535,802	$9,874,965
Net realized gain/(loss) from investments	(383,363)	6,079,737
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(8,175,549)	75,354,811
Net increase/(decrease) in net assets resulting from operations	(6,023,110)	91,309,513

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(9,827,963)	(10,001,068)
Net decrease in net assets from dividends and distributions to shareholders	(9,827,963)	(10,001,068)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	47,515,290	78,989,579
Reinvestment of distributions	8,355,699	8,459,172
Shares redeemed	(18,629,902)	(38,919,822)
Net increase/(decrease) in net assets resulting from capital share transactions	37,241,087	48,528,929
Total increase/(decrease) in net assets	21,390,014	129,837,374

NET ASSETS:
Beginning of period	581,434,302	451,596,928
End of period	$602,824,316	$581,434,302

SHARE TRANSACTIONS:
Shares sold	4,147,124	7,264,867
Shares reinvested	731,672	826,091
Shares redeemed	(1,619,715)	(3,648,054)
Net increase/(decrease) in shares	3,259,081	4,442,904

The accompanying notes are an integral part of the financial statements.

14

AQUARIUS INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$12.02		$10.28	$9.29	$11.97	$9.93	$9.27
Net investment income/(loss)(1)	0.05		0.21	0.21	0.16	0.12	0.12
Net realized and unrealized gain/(loss) from investments	(0.19)		1.76	0.89	(2.69)	2.00	0.67
Net increase/(decrease) in net assets resulting from operations	(0.14)		1.97	1.10	(2.53)	2.12	0.79
Dividends and distributions to shareholders from:
Net Investment Income	(0.20)		(0.23)	(0.11)	(0.15)	(0.08)	(0.13)
Total dividends and distributions to shareholders	(0.20)		(0.23)	(0.11)	(0.15)	(0.08)	(0.13)
Net asset value, end of period	$11.68		$12.02	$10.28	$9.29	$11.97	$9.93
Total investment return/(loss)(2)	(1.15	)%(3)	19.53%	11.89%	(21.38)%	21.46%	8.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$602,824		$581,434	$451,597	$355,666	$382,824	$278,956
Ratio of expenses to average net assets	0.70	%(4)	0.69%	0.70%	0.73%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets	0.89	%(4)	1.97%	2.16%	1.48%	1.08%	1.24%
Portfolio turnover rate	34	%(3)	59%	78%	52%	48%	55%

(1)	Calculated based on average shares outstanding for the period.

(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the Aquarius International Fund (the “Fund”), which commenced investment operations on April 17, 2018.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Adviser, as Valuation Designee, in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Valuation Designee may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Valuation Designee may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

16

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2025 (UNAUDITED)

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	— Prices are determined using quoted prices in active markets for identical securities.

● Level 2	— Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3	— Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$133,281,138	$426,492,785	$20	$559,773,944
Preferred Stocks	–	35,835	–	35,835
Money Market Funds	38,669,494	–	–	38,669,494
Total Investments	$171,950,632	$426,528,620	$20	$598,479,272

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

17

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2025 (UNAUDITED)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of

18

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2025 (UNAUDITED)

investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

MARKET RISK — Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Fund may be inhibited.

INTERNATIONAL CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant impacts on global markets. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. How long the armed conflicts and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

2. INVESTMENT ADVISER AND OTHER SERVICES

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Boston Partners Global Investors, Inc., Driehaus Capital Management, LLC, and Mawer Investment Management, Ltd. each served as an investment sub-adviser (“Sub-Adviser”) to the Fund during the current fiscal period.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 0.90%, payable on a monthly basis in arrears.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets. During the current fiscal period, the Fund paid the Adviser $91,319. This amount is included in Investment management fees on the Statement of Operations.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

19

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2025 (UNAUDITED)

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$211,227,925	$185,082,085

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost, which includes foreign currency, and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$463,617,192	$130,695,652	$(16,940,503)	$113,755,149

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

20

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 28, 2025 (UNAUDITED)

Permanent differences as of August 31, 2024, primarily attributed to foreign currency. There were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$8,210,212	$—	$(26,140,270)	$113,755,149	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2024	$10,001,068	$—	$10,001,068

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024.

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2024, the Fund had short-term capital loss carryforwards of $20,488,017 and long-term carryforwards of $5,652,253. During the fiscal year, the Fund utilized $5,127,646 of carryforward capital losses.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

21

AQUARIUS INTERNATIONAL FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

22

Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

BostonPartners

February 28, 2025 (Unaudited)

Boston Partners Investment Funds

of The RBB Fund, Inc.

Semi-Annual Financial Statements

Fund	Institutional	Investor
Boston Partners All-Cap Value Fund	BPAIX	BPAVX
Boston Partners Emerging Markets Dynamic Equity Fund	BELSX	–
Boston Partners Global Equity Fund	BPGIX	–
Boston Partners Global Sustainability Fund	BPGSX	–
Boston Partners Long/Short Equity Fund	BPLSX	BPLEX
Boston Partners Long/Short Research Fund	BPIRX	BPRRX
Boston Partners Small Cap Value Fund II	BPSIX	BPSCX
WPG Partners Select Hedged Fund	WPGHX	–
WPG Partners Select Small Cap Value Fund	WPGSX	–
WPG Partners Small Cap Value Diversified Fund	WPGTX	–

The funds are part of The RBB Fund, Inc. The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 97.5%
Communication Services — 3.9%
Alphabet, Inc. - Class A	137,695	$23,446,705
Interpublic Group of Cos., Inc.	174,296	4,775,711
Match Group, Inc.	171,027	5,423,266
Omnicom Group, Inc. (a)	59,742	4,944,248
Take-Two Interactive Software, Inc. (b)	76,983	16,318,856
		54,908,786
Consumer Discretionary — 6.0%
AutoZone, Inc. (b)	4,055	14,164,156
Booking Holdings, Inc.	4,962	24,889,442
Harley-Davidson, Inc. (a)	301,217	7,759,350
LKQ Corp. (a)	164,044	6,921,016
NVR, Inc. (b)	2,855	20,686,131
Wyndham Hotels & Resorts, Inc.	91,813	9,946,102
		84,366,197
Consumer Staples — 5.6%
Coca-Cola Europacific Partners PLC	54,090	4,665,803
J M Smucker Co.	63,716	7,042,529
Kenvue, Inc.	342,460	8,082,056
Keurig Dr Pepper, Inc.	424,080	14,215,162
Philip Morris International, Inc.	193,293	30,014,537
Sysco Corp.	193,962	14,651,890
		78,671,977
Energy — 3.6%
BP PLC - ADR	106,538	3,528,538
Canadian Natural Resources Ltd.	203,477	5,752,295
Chord Energy Corp.	54,180	6,192,774
ConocoPhillips	52,886	5,243,647
Exxon Mobil Corp.	55,064	6,130,275
Halliburton Co.	218,872	5,771,655
Phillips 66	38,255	4,961,291
Schlumberger Ltd.	198,762	8,280,425
Shell PLC - ADR	75,657	5,103,821
		50,964,721
Financials — 27.7%
Allstate Corp.	45,460	9,053,359
American International Group, Inc.	287,544	23,848,899
Aon PLC - Class A	20,383	8,339,093
Bank of America Corp.	652,800	30,094,080
Chubb Ltd.	78,351	22,367,644
Citigroup, Inc.	212,845	17,016,958
Corpay, Inc. (b)	85,669	31,444,806
Discover Financial Services	62,930	12,283,307
Fidelity National Information Services, Inc.	109,696	7,801,580
First American Financial Corp.	163,667	10,751,285
Global Payments, Inc. (a)	99,427	10,467,675
Goldman Sachs Group, Inc.	35,625	22,169,081
JPMorgan Chase & Co.	135,117	35,758,714
Loews Corp.	196,933	17,068,183
LPL Financial Holdings, Inc.	42,615	15,841,700
Markel Group, Inc. (b)	11,209	21,671,929
Renaissance Holdings Ltd.	64,978	15,440,072
Shift4 Payments, Inc. - Class A (a)(b)	90,068	8,894,215
Travelers Cos., Inc.	51,210	13,237,273
Visa, Inc. - Class A	68,202	24,737,547
Wells Fargo & Co.	207,986	16,289,464
Financials — (continued)
White Mountains Insurance Group Ltd.	7,874	14,562,963
		389,139,827
Health Care — 18.1%
AbbVie, Inc.	137,015	28,640,245
Amgen, Inc.	52,194	16,078,884
Bristol-Myers Squibb Co.	500,846	29,860,438
Cencora, Inc.	58,782	14,903,588
Centene Corp. (b)	192,847	11,215,981
Cigna Group	34,598	10,685,592
Elevance Health, Inc.	22,285	8,844,471
Johnson & Johnson	168,986	27,886,070
McKesson Corp.	23,245	14,882,844
Medtronic PLC	293,092	26,970,326
Merck & Co., Inc.	102,501	9,455,717
Sanofi SA - ADR	534,651	29,122,440
UnitedHealth Group, Inc.	34,232	16,258,831
Zimmer Biomet Holdings, Inc.	90,449	9,435,640
		254,241,067
Industrials — 14.2%
Acuity Brands, Inc.	40,594	12,061,695
Allegion PLC	100,829	12,977,701
Allison Transmission Holdings, Inc.	126,163	12,837,085
AMETEK, Inc.	41,998	7,950,221
Beacon Roofing Supply, Inc. (b)	126,445	14,594,282
Curtiss-Wright Corp.	15,254	4,906,602
EnerSys	33,537	3,403,670
Equifax, Inc.	27,988	6,862,658
Expeditors International of Washington, Inc. (a)	99,580	11,686,709
Huron Consulting Group, Inc. (b)	74,424	11,346,683
Landstar System, Inc.	51,288	8,144,534
Masco Corp.	83,317	6,263,772
Middleby Corp. (b)	55,025	9,101,685
Resideo Technologies, Inc. (b)	320,489	6,156,594
Robert Half, Inc. (a)	105,756	6,249,122
Science Applications International Corp.	98,174	9,698,610
Sensata Technologies Holding PLC	216,353	6,241,784
SS&C Technologies Holdings, Inc.	246,079	21,913,335
Textron, Inc.	98,900	7,390,797
Uber Technologies, Inc. (b)	113,544	8,630,479
Westinghouse Air Brake Technologies Corp.	58,475	10,838,926
		199,256,944
Information Technology — 15.7%
Analog Devices, Inc.	66,865	15,382,962
Applied Materials, Inc.	41,023	6,484,506
Arrow Electronics, Inc. (b)	121,389	13,118,509
CDW Corp.	30,940	5,513,508
Check Point Software Technologies Ltd. (b)	137,605	30,308,877
Cisco Systems, Inc.	298,876	19,160,940
Cognizant Technology Solutions Corp. - Class A	210,669	17,555,048
Flex Ltd. (b)	377,504	14,303,627
Gen Digital, Inc.	121,672	3,325,296
Hewlett Packard Enterprise Co.	213,283	4,225,136
Jabil, Inc.	75,588	11,710,093
KLA Corp.	11,873	8,416,057

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 1

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Schedule of Investments (continued)

	Shares	Value
Information Technology — (continued)
Lam Research Corp.	90,609	$6,953,335
Microchip Technology, Inc.	115,536	6,800,449
Micron Technology, Inc.	71,987	6,740,143
Nice Ltd. - ADR (a)(b)	48,506	6,751,065
Oracle Corp.	190,123	31,571,825
QUALCOMM, Inc.	39,447	6,199,885
TE Connectivity PLC	34,873	5,371,488
		219,892,749
Materials — 2.7%
Corteva, Inc.	132,388	8,337,796
CRH PLC	290,346	29,766,272
		38,104,068
TOTAL COMMON STOCKS (Cost $771,896,061)		1,369,546,336
	Units
SHORT-TERM INVESTMENTS — 3.2%
Investments Purchased with Proceeds from Securities Lending — 3.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	44,298,159	44,298,159
TOTAL SHORT-TERM INVESTMENTS (Cost $44,298,159)		44,298,159
TOTAL INVESTMENTS — 100.7% (Cost $816,194,220)		1,413,844,495
Liabilities in Excess of Other Assets — (0.7)%		(9,977,158)
TOTAL NET ASSETS — 100.0%		$1,403,867,337

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Industry classifications may be different than those used for compliance monitoring purposes.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $43,498,565 which represented 3.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 2

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$1,369,546,336	$—	$—	$1,369,546,336
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	44,298,159
Total Investments	$1,369,546,336	$—	$—	$1,413,844,495

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $44,298,159 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 3

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 56.9%
Austria — 1.0%
Erste Group Bank AG	9,025	$606,214

Brazil — 5.0%
Embraer SA (a)	22,500	267,241
Itau Unibanco Holding SA - ADR (b)	79,332	435,533
JBS S/A	17,700	92,684
Localiza Rent a Car SA	94,000	448,953
Rede D’Or Sao Luiz SA (c)	84,400	388,624
Suzano SA	99,900	956,301
TIM SA	171,000	470,220
		3,059,556
Chile — 1.9%
Cencosud SA	43,245	113,979
Sociedad Quimica y Minera de Chile SA - ADR (b)	26,416	1,013,582
		1,127,561
China — 13.4%
Angel Yeast Co. Ltd. - Class A (b)	85,100	420,848
China Jushi Co. Ltd. - Class A (b)	247,400	387,781
Contemporary Amperex Technology Co. Ltd. - Class A (b)	24,700	901,063
Ginlong Technologies Co. Ltd. - Class A (b)	9,000	63,865
Hangzhou Chang Chuan Technology Co. Ltd. - Class A (b)	21,900	133,658
Hangzhou GreatStar Industrial Co. Ltd. - Class A (b)	249,900	1,063,348
Hongfa Technology Co. Ltd. - Class A (b)	27,100	125,591
Hoymiles Power Electronics, Inc. - Class A (b)	4,749	69,816
JD.com, Inc. - ADR (b)	26,873	1,125,979
Ningbo Deye Technology Co. Ltd. - Class A (b)	5,500	69,992
Qinghai Salt Lake Industry Co. Ltd. - Class A (a)(b)	336,900	765,607
Quectel Wireless Solutions Co. Ltd. - Class A (b)	13,100	147,667
Shenzhen Topband Co. Ltd. - Class A (b)	318,600	721,011
Sunwoda Electronic Co. Ltd. - Class A (b)	40,700	136,640
WuXi AppTec Co. Ltd. - Class A (b)	53,600	452,376
Wuxi NCE Power Co. Ltd. - Class A	19,000	88,043
Yunnan Yuntianhua Co. Ltd. - Class A (b)	250,500	720,907
Zhejiang Jingxin Pharmaceutical Co. Ltd. - Class A (b)	101,600	180,307
Zhejiang NHU Co. Ltd. - Class A (b)	201,200	585,408
		8,159,907
Cyprus — 0.0%(d)
Fix Price Group PLC - GDR (a)(e)	21,704	0

Greece — 1.1%
Hellenic Telecommunications Organization SA	9,366	146,140
OPAP SA	28,590	508,178
		654,318
Hungary — 0.1%
Richter Gedeon Nyrt	1,922	53,339

India — 3.6%
Chambal Fertilisers and Chemicals Ltd.	28,541	175,073
UPL Ltd.	107,872	783,142
UPL Ltd. (a)	10,899	32,783
Wipro Ltd. (b)	136,858	437,073
Wipro Ltd. - ADR	224,937	735,544
		2,163,615
Israel — 0.3%
ICL Group Ltd. (b)	30,145	181,774

Malaysia — 0.9%
AMMB Holdings Bhd	362,000	467,711
CIMB Group Holdings Bhd	31,700	55,676
		523,387
Mexico — 6.4%
America Movil SAB de CV (a)	517,200	367,631
Arca Continental SAB de CV	57,900	598,803
Cemex SAB de CV - ADR (b)	70,883	439,475
Coca-Cola Femsa SAB de CV - ADR	2,490	221,959
Fibra Uno Administracion SAB de CV	81,600	88,889
Genomma Lab Internacional SAB de CV - Class B	94,600	118,653
Gruma SAB de CV - Class B	5,505	94,911
Grupo Comercial Chedraui SAB de CV	10,100	57,964
Grupo Financiero Banorte SAB de CV	128,200	906,394
Kimberly-Clark de Mexico SAB de CV - Class A	246,700	370,638
Prologis Property Mexico SAB de CV	42,900	135,625
Vista Energy SAB de CV - ADR (a)(b)	9,184	466,364
		3,867,306
Netherlands — 0.1%
NEPI Rockcastle NV	10,567	75,963

Portugal — 1.2%
Jeronimo Martins SGPS SA	34,164	735,739

Saudi Arabia — 4.8%
Al Rajhi Bank	46,122	1,227,540
Jarir Marketing Co.	52,206	176,065
Riyad Bank	177,120	1,391,974
SABIC Agri-Nutrients Co.	4,008	115,655
		2,911,234
South Africa — 0.9%
Life Healthcare Group Holdings Ltd.	78,819	62,221
Vodacom Group Ltd.	78,822	498,039
		560,260
South Korea — 3.9%
Hankook Tire & Technology Co., Ltd. (a)	6,577	170,599
Hanwha Solutions Corp.	12,040	178,468
Hyundai Rotem Co. Ltd. (a)	13,074	701,122
Kakao Games Corp. (a)	13,179	144,415
KEPCO Plant Service & Engineering Co. Ltd. (a)	1,755	50,450
KT Corp. - ADR (b)	18,017	309,172
Samsung Electronics Co., Ltd.	6,675	249,781
Samsung Fire & Marine Insurance Co. Ltd.	1,865	488,314
Shinhan Financial Group Co. Ltd. - ADR (b)	3,470	110,866
		2,403,187

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 4

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

	Shares	Value
Taiwan — 3.0%
Eva Airways Corp.	193,000	$250,564
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,599	1,010,788
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	18,000	549,018
		1,810,370
Thailand — 3.3%
Com7 PCL - NVDR	159,200	102,472
CP ALL PCL - NVDR	190,300	300,932
Indorama Ventures PCL - NVDR	698,600	392,595
Kasikornbank PCL - NVDR	44,400	197,251
Krung Thai Bank PCL - NVDR	1,342,200	884,947
Thai Beverage PCL	325,900	124,339
		2,002,536
United Arab Emirates — 4.4%
Abu Dhabi Commercial Bank PJSC	139,549	434,672
Abu Dhabi Islamic Bank PJSC	216,040	999,981
Emaar Properties PJSC	341,425	1,261,187
		2,695,840
United Kingdom — 0.6%
Hikma Pharmaceuticals PLC	13,515	368,517

United States — 1.0%
Mosaic Co. (b)	25,518	610,391
TOTAL COMMON STOCKS (Cost $32,832,072)		34,571,014

PREFERRED STOCKS — 1.3%
South Korea — 1.3%
Samsung Electronics Co., Ltd.	25,087	770,892
TOTAL PREFERRED STOCKS (Cost $810,400)		770,892

SHORT-TERM INVESTMENTS — 13.9%
Money Market Funds — 13.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 4.22% (b)(f)	2,115,395	2,115,395
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 4.17% (b)(f)	2,115,396	2,115,396
Fidelity Treasury Portfolio - Class Institutional, 4.23% (b)(f)	2,115,395	2,115,395
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 4.22% (b)(f)	2,115,396	2,115,396
TOTAL SHORT-TERM INVESTMENTS (Cost $8,461,582)		8,461,582
TOTAL INVESTMENTS — 72.1% (Cost $42,104,054)		43,803,488
Other Assets in Excess of Liabilities — 27.9%		16,974,537
TOTAL NET ASSETS — 100.0%		$60,778,025

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of February 28, 2025 is $21,906,186.
(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $388,624 or 0.6% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 5

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS — (1.0)%
Greece — (0.5)%
Metlen Energy & Metals SA	(8,829)	$(325,711)

South Korea — (0.3)%
Hyundai Motor Co. - GDR	(3,189)	(164,553)

Taiwan — (0.2)%
Hon Hai Precision Industry Co. Ltd. - GDR	(14,065)	(146,276)
TOTAL COMMON STOCKS (Proceeds $691,442)		(636,540)
TOTAL SECURITIES SOLD SHORT — (1.0)% (Proceeds $691,442)		$(636,540)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 6

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2025, are as follows:

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
AAC Technologies Holdings, Inc.	Morgan Stanley	Receive	1 mo. HIBOR HKD + 0.55%	Termination	07/30/2027	HKD	2,755,200	$118,377
Alibaba Group Holding Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/02/2027	HKD	3,557,250	154,158
Alpek SAB de CV	Morgan Stanley	Receive	EFFR + 0.55%	Termination	12/02/2025		43,772	(12,654)
Alpek SAB de CV	Morgan Stanley	Receive	EFFR + 0.55%	Termination	12/02/2025		255,915	(87,277)
BYD Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	11/18/2027	HKD	4,645,000	146,284
Cathay Pacific Airways Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	01/21/2028	HKD	2,267,460	(6,246)
Chervon Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	01/19/2027	HKD	2,151,204	(17,359)
China Feihe Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	09/13/2027	HKD	4,293,680	35,607
Coca-Cola Femsa SAB de CV	Goldman Sachs	Receive	EFFR + 0.51%	Termination	08/06/2027		147,616	4,811
Controladora Vuela Cia de Aviacion SAB de CV	J.P. Morgan Securities, Inc.	Receive	EFFR + 0.63%	Termination	06/07/2027		240,725	(38,618)
Coway Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	09/13/2027		670,192	77,481
DBS Group Holdings Ltd.	Goldman Sachs	Receive	SORA + 0.50%	Termination	12/08/2025	SGD	467,083	86,349
DBS Group Holdings Ltd.	Morgan Stanley	Receive	SORA + 0.55%	Termination	10/22/2027	SGD	1,317,330	80,570
Detsky Mir PJSC	Goldman Sachs	Receive	EFFR + 0.85%	Monthly	09/18/2025		0	(178,548)
Erste Group Bank AG	Goldman Sachs	Receive	EONIA + 0.45%	Termination	12/20/2027	EUR	783,631	70,013
Eva Airways Corp.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/11/2027		339,413	28,274
Geely Automobile Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/30/2027	HKD	12,839,280	590,411
Genius Electronic Optical Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	10/28/2027		145,371	(1,257)
Genomma Lab Internacional SAB de CV	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	08/06/2027		143,738	32,985
Goldwind Science & Technology Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/09/2027	HKD	902,584	2,942
Great Wall Motor Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	11/18/2027	HKD	747,040	(7,156)
Hana Financial Group, Inc.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/15/2027		412,949	(22,517)
HeadHunter Group PLC	Morgan Stanley	Receive	EFFR + 0.55%	Monthly	09/23/2026		0	(116,107)
Hypera SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	08/09/2027		101,278	(55,600)
Hyundai Glovis Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.76%	Termination	07/12/2027		505,139	(279)
Hyundai Mobis Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/04/2027		875,167	(65,055)
ICL Group Ltd.	Goldman Sachs	Receive	TELBOR + 0.70%	Termination	08/25/2027	ILS	1,586,348	110,163
J&T Global Express Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	11/18/2027	HKD	6,074,604	5,208
JD Logistics, Inc.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	10/25/2027	HKD	5,318,832	(10,999)
Korea Electric Power Corp.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/25/2027		292,382	(33,829)
Korean Air Lines Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	07/29/2027		1,181,952	(7,992)
Krafton, Inc.	Goldman Sachs	Receive	EFFR + 0.76%	Termination	08/02/2027		50,484	(6,183)
KT Corp.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	08/09/2027		195,242	32,949
KT Corp.	Morgan Stanley	Receive	EFFR + 0.55%	Termination	09/20/2027		506,512	44,502
Millicom International Cellular SA	Goldman Sachs	Receive	STIB1D INDEX + 0.40%	Termination	08/23/2027	SEK	4,028,155	12,365

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 7

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
NAVER Corp.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/01/2027		$2,188,011	$78,203
Ninebot Ltd.	Goldman Sachs	Receive	EFFR + -0.50%	Termination	09/20/2027		554,771	87,954
Oversea-Chinese Banking Corp. Ltd.	Morgan Stanley	Receive	SORA + 0.55%	Termination	09/16/2027	SGD	2,282,046	81,112
Pharmaron Beijing Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/23/2027	HKD	2,277,778	99,693
Rede D’Or Sao Luiz SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	06/14/2027		180,678	(20,988)
Samsung Electronics Co. Ltd.	Goldman Sachs	Receive	SONIA + 0.96%	Termination	03/30/2026		560,433	(110,542)
Sberbank of Russia PJSC	Goldman Sachs	Receive	EFFR + 0.96%	Monthly	09/16/2025		0	(1,057)
Silergy Corp.	Goldman Sachs	Receive	EFFR + 0.76%	Termination	08/02/2027		124,114	(24,811)
SK Telecom Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.76%	Termination	08/02/2027		175,591	(13,638)
STO Express Co. Ltd.	Goldman Sachs	Receive	EFFR + -0.50%	Termination	02/25/2028		486,483	12,739
STO Express Co. Ltd.	HSBC Bank	Receive	SOFR + 0.85%	Termination	07/05/2027		436,745	110,184
Sunny Optical Technology Group Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	07/30/2027	HKD	2,712,145	156,495
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	10/14/2027		982,552	(27,256)
Techtronic Industries Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	01/19/2027	HKD	6,883,400	169,844
Tencent Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/23/2027	HKD	6,556,820	118,852
Tingyi Cayman Islands Holding Corp.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/13/2027	HKD	2,150,800	15,567
Tongcheng Travel Holdings Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	12/02/2027	HKD	3,364,768	(33,535)
WH Group Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	07/30/2027	HKD	8,514,620	91,359
WuXi AppTec Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	09/23/2027	HKD	6,190,205	176,449
Total Long								$1,932,397

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 8

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Accton Technology Corp.	Goldman Sachs	Pay	EFFR + (1.50)%	Termination	03/19/2027		$(61,531)	$(12,852)
Adient PLC	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/13/2027		(180,430)	60,931
Adient PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(312,927)	81,100
ADNOC Logistics & Services	Goldman Sachs	Pay	EFFR + (0.75)%	Termination	12/09/2027		(353,226)	28,414
Airports of Thailand PCL	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	08/16/2027		(388,298)	119,058
Airtac International Group	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.75)%	Termination	08/09/2027		(59,124)	(13,569)
AKR Corporindo Tbk PT	Bank of America	Pay	EFFR + (0.03)%	Termination	02/22/2027		(7,711)	1,640
AKR Corporindo Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	08/12/2027		(7,591)	1,787
Al Hammadi Co. for Development and Investment	J.P. Morgan Securities, Inc.	Pay	EFFR + (11.00)%	Termination	08/23/2027		(101,279)	(3,713)
Alsea SAB de CV	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/13/2027		(446,347)	(12,925)
Amorepacific Corp.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	12/08/2025		(328,391)	86,329
Antofagasta PLC	Goldman Sachs	Pay	SONIA + (0.40)%	Termination	09/03/2027	GBP	(56,859)	(4,284)
Arabian Contracting Services Co.	J.P. Morgan Securities, Inc.	Pay	EFFR + (7.01)%	Termination	11/10/2027		(201,918)	9,580
Asia Vital Components Co. Ltd.	HSBC Bank	Pay	SOFR + (4.00)%	Termination	03/03/2028		(98,194)	518
Asia Vital Components Co. Ltd.	Morgan Stanley	Pay	EFFR + (3.38)%	Termination	02/11/2028		(360,046)	2,457
ASPEED Technology, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.83)%	Termination	12/20/2027		(328,229)	15,618
AURAS Technology Co. Ltd.	HSBC Bank	Pay	SOFR + (19.00)%	Termination	03/03/2028		(104,990)	(3,941)
AURAS Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (27.38)%	Termination	02/11/2028		(440,960)	(65,088)
Axis Bank Ltd.	Morgan Stanley	Pay	EFFR + (1.13)%	Termination	11/11/2027		(779,664)	100,460
Bangkok Airways PCL	Morgan Stanley	Pay	EFFR + (12.75)%	Termination	01/28/2028		(318,140)	(16,371)
Bank Negara Indonesia Persero Tbk PT	Bank of America	Pay	EFFR + (0.04)%	Termination	02/07/2028		(105,174)	6,056
Bank Negara Indonesia Persero Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	01/31/2028		(255,217)	48,254
Bank Negara Indonesia Persero Tbk PT	UBS AG	Pay	OBFR + (0.30)%	Termination	02/21/2028		(159,644)	27,978
Bank Rakyat Indonesia Persero Tbk PT	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	02/21/2028		(311,601)	75,082
Becle SAB de CV	J.P. Morgan Securities, Inc.	Pay	OBFR + 0.00%	Termination	03/03/2028		(301,954)	0
Bid Corp. Ltd.	Morgan Stanley	Pay	South Africa Rand Overnight Deposit Rate + (1.05)%	Termination	08/06/2027	ZAR	(4,034,054)	(3,772)
Bora Pharmaceuticals Co. Ltd.	Goldman Sachs	Pay	EFFR + (5.25)%	Termination	07/23/2027		(54,857)	(12,439)
Budweiser Brewing Co. APAC Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	02/22/2027	HKD	(3,784,319)	225,958
Budweiser Brewing Co. APAC Ltd.	Morgan Stanley	Pay	HONIA + (0.55)%	Termination	05/10/2027	HKD	(1,258,663)	(2,800)
Bumrungrad Hospital PCL	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.00)%	Termination	01/28/2028		(503,446)	(21,163)
Camtek Ltd.	Morgan Stanley	Pay	EFFR + (4.08)%	Termination	04/14/2026		(387,429)	44,966

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 9

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Camtek Ltd.	Morgan Stanley	Pay	EFFR + (4.08)%	Termination	04/14/2026		$(68,633)	$(14,685)
CGN Power Co. Ltd.	Morgan Stanley	Pay	HONIA + (0.55)%	Termination	12/09/2027	HKD	(1,667,380)	22,789
Chenbro Micom Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (12.00)%	Termination	08/09/2027		(116,282)	(22,219)
China Coal Energy Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	07/28/2026	HKD	(1,533,730)	(70,888)
China Motor Corp.	Goldman Sachs	Pay	EFFR + (7.75)%	Termination	09/13/2027		(36,297)	(3,126)
China Shenhua Energy Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	07/28/2026	HKD	(2,194,100)	(44,767)
Chroma ATE, Inc.	Morgan Stanley	Pay	EFFR + (2.25)%	Termination	03/06/2028		(362,133)	4,634
Compal Electronics, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.75)%	Termination	11/13/2026		(154,904)	(26,063)
Corp. Inmobiliaria Vesta SAB de CV	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.75)%	Termination	08/09/2027		(282,459)	22,039
COSCO SHIPPING Energy Transportation Co. Ltd.	Goldman Sachs	Pay	HONIA + (7.00)%	Termination	12/06/2027	HKD	(973,500)	(6,962)
COSCO SHIPPING Energy Transportation Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (0.35)%	Termination	04/02/2027	HKD	(2,764,740)	68,279
COSCO SHIPPING Energy Transportation Co. Ltd.	Morgan Stanley	Pay	HONIA + (4.00)%	Termination	09/13/2027	HKD	(1,207,140)	18,728
Coupang, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	01/24/2028		(512,773)	(25,487)
CSPC Innovation Pharmaceutical Co. Ltd.	Bank of America	Pay	EFFR + (0.25)%	Termination	09/20/2027		(66,137)	(27,015)
CSPC Innovation Pharmaceutical Co. Ltd.	Morgan Stanley	Pay	EFFR + (14.16)%	Termination	05/13/2027		(128,896)	(17,852)
Delta Electronics, Inc.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	11/25/2027		(379,794)	(12,400)
Dr Reddy’s Laboratories Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/29/2027		(630,207)	45,703
E Ink Holdings, Inc.	Bank of America	Pay	EFFR + (0.02)%	Termination	12/27/2027		(235,093)	4,387
E Ink Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.50)%	Termination	11/25/2027		(184,716)	8,484
EcoPro BM Co. Ltd.	Goldman Sachs	Pay	EFFR + (5.00)%	Termination	05/04/2026		(137,392)	170,384
EcoPro Co. Ltd.	Goldman Sachs	Pay	EFFR + (10.00)%	Termination	11/09/2026		(53,360)	61,951
Elan Microelectronics Corp.	Goldman Sachs	Pay	EFFR + (3.50)%	Termination	02/22/2027		(189,577)	(22,118)
Elite Material Co. Ltd.	Goldman Sachs	Pay	EFFR + (6.25)%	Termination	02/22/2027		(192,610)	(69,593)
Espressif Systems Shanghai Co. Ltd.	Goldman Sachs	Pay	EFFR + (17.00)%	Termination	03/06/2028		(348,771)	24,006
Faraday Technology Corp.	Goldman Sachs	Pay	EFFR + (7.25)%	Termination	12/08/2025		(130,834)	(12,012)
Faraday Technology Corp.	Morgan Stanley	Pay	EFFR + (7.75)%	Termination	12/08/2025		(113,811)	4,443
Fortune Electric Co. Ltd.	Goldman Sachs	Pay	EFFR + (13.25)%	Termination	09/13/2027		(134,400)	(33,125)
Fositek Corp.	Morgan Stanley	Pay	EFFR + (12.00)%	Termination	05/06/2027		(213,638)	(12,040)
Gamuda Bhd	HSBC Bank	Pay	SOFR + (7.00)%	Termination	05/06/2027		(179,383)	(51,827)
Gigabyte Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (7.63)%	Termination	03/06/2028		(362,392)	203
Global Unichip Corp.	Goldman Sachs	Pay	EFFR + (10.00)%	Termination	11/13/2026		(163,352)	1,447
Global Unichip Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (7.50)%	Termination	05/10/2027		(40,838)	(1,484)
Gold Circuit Electronics Ltd.	Morgan Stanley	Pay	EFFR + (6.38)%	Termination	11/25/2027		(128,549)	(19,342)
Grupo Aeroportuario del Sureste SAB de CV	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/23/2027		(192,824)	6,977
Guanghui Energy Co. Ltd.	Bank of America	Pay	EFFR + (0.25)%	Termination	09/14/2026		(229,315)	(67,272)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 10

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Guanghui Energy Co. Ltd.	Goldman Sachs	Pay	EFFR + (18.00)%	Termination	09/11/2026		$(90,163)	$(12,133)
Hansol Chemical Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	12/12/2025		(72,204)	87,774
Hansol Chemical Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (1.00)%	Termination	08/07/2026		(31,899)	36,809
Hansol Chemical Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/08/2025		(122,867)	153,665
Hanwha Solutions Corp.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	11/09/2026		(115,179)	76,630
Hanwha Solutions Corp.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	10/20/2026		(61,771)	41,844
Hon Hai Precision Industry Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	11/25/2027		(424,229)	48,496
Hyundai Motor Co.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	04/14/2026		(1,187)	110
Hyundai Motor Co.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/08/2025		(138,790)	(9,604)
ICICI Bank Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	10/28/2027		(748,913)	11,120
Indosat Tbk PT	UBS AG	Pay	OBFR + (0.30)%	Termination	02/14/2028		(147,768)	20,154
Indosat Tbk PT	UBS AG	Pay	OBFR + (0.30)%	Termination	02/21/2028		(153,981)	24,182
Inter & Co., Inc.	Goldman Sachs	Pay	EFFR + (1.40)%	Termination	12/13/2027		(159,305)	(44,438)
International Container Terminal Services, Inc.	Goldman Sachs	Pay	EFFR + (3.00)%	Termination	02/11/2028		(474,161)	5,227
iQIYI, Inc.	Morgan Stanley	Pay	EFFR + (0.26)%	Termination	12/06/2027		(267,170)	(16,280)
Jiumaojiu International Holdings Ltd.	Goldman Sachs	Pay	HONIA + (15.25)%	Termination	10/19/2026	HKD	(139,120)	32,785
Jiumaojiu International Holdings Ltd.	J.P. Morgan Securities, Inc.	Pay	HONIA + (0.50)%	Termination	11/10/2026	HKD	(627,520)	166,378
Jiumaojiu International Holdings Ltd.	Morgan Stanley	Pay	HONIA + (18.00)%	Termination	07/30/2027	HKD	(1,515,520)	(26,965)
JUMBO SA	Morgan Stanley	Pay	EONIA + (5.25)%	Termination	08/16/2027	EUR	(298,655)	(45,504)
Kakao Games Corp.	Goldman Sachs	Pay	EFFR + (9.50)%	Termination	10/19/2026		(172,963)	100,009
Kia Corp.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/08/2025		(103,973)	(20,049)
KINIK CO	J.P. Morgan Securities, Inc.	Pay	OBFR + 0.00%	Termination	03/06/2028		(301,166)	1,963
Kum Yang Co. Ltd.	Goldman Sachs	Pay	EFFR + (18.50)%	Termination	11/09/2026		(27,346)	75,139
Land & Houses PCL	Morgan Stanley	Pay	EFFR + (16.13)%	Termination	08/26/2027		(120,678)	4,726
Leejam Sports Co. JSC	J.P. Morgan Securities, Inc.	Pay	EFFR + (5.74)%	Termination	11/10/2027		(130,936)	22,547
Leejam Sports Co. JSC	Morgan Stanley	Pay	EFFR + (4.94)%	Termination	11/12/2026		(82,597)	24,181
Leejam Sports Co. JSC	Morgan Stanley	Pay	EFFR + (4.94)%	Termination	11/12/2026		(394,955)	53,374
Legend Biotech Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/07/2026		(72,296)	26,170
LG Energy Solution Ltd.	Goldman Sachs	Pay	EFFR + (1.00)%	Termination	10/19/2026		(297,163)	143,518
LG H&H Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	12/08/2025		(162,928)	203,241
Lotes Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.00)%	Termination	09/10/2027		(100,876)	(11,725)
Lotes Co. Ltd.	Morgan Stanley	Pay	EFFR + (7.75)%	Termination	02/11/2028		(100,876)	11,042
Lotus Pharmaceutical Co. Ltd.	Goldman Sachs	Pay	EFFR + (4.25)%	Termination	08/23/2027		(50,194)	2,732
Lumi Rental Co.	J.P. Morgan Securities, Inc.	Pay	EFFR + (3.00)%	Termination	01/26/2028		(142,229)	2,517
Lumi Rental Co.	Morgan Stanley	Pay	EFFR + (8.81)%	Termination	02/02/2028		(65,730)	200
MediaTek, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/09/2027		(92,343)	(17,494)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 11

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Melco Resorts & Entertainment Ltd.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/23/2027		$(47,777)	$1,416
Melco Resorts & Entertainment Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	04/05/2027		(101,676)	21,263
MGI Tech Co. Ltd.	Bank of America	Pay	EFFR + (0.25)%	Termination	04/09/2027		(2,800)	(1,256)
MGI Tech Co. Ltd.	HSBC Bank	Pay	SOFR + (8.50)%	Termination	05/10/2027		(4,498)	(1,189)
MGI Tech Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (18.95)%	Termination	04/23/2027		(6,747)	(2,832)
MGI Tech Co. Ltd.	Morgan Stanley	Pay	EFFR + (30.00)%	Termination	05/13/2027		(64,288)	(25,515)
Middle East Healthcare Co.	J.P. Morgan Securities, Inc.	Pay	EFFR + (8.00)%	Termination	10/11/2027		(79,744)	(3,743)
MISC Bhd	HSBC Bank	Pay	SOFR + (11.00)%	Termination	12/13/2027		(232,128)	926
Mitra Adiperkasa Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (6.64)%	Termination	04/05/2027		(421,447)	15,628
Mitra Adiperkasa Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	02/23/2027		(86,083)	8,015
Mr Price Group Ltd.	HSBC Bank	Pay	South Africa Rand Overnight Deposit Rate + (0.60)%	Termination	02/28/2028	ZAR	(5,794,195)	(5,034)
Murata Manufacturing Co. Ltd.	Morgan Stanley	Pay	TONA + (0.45)%	Termination	12/09/2027	JPY	(26,780,250)	(1,431)
NAURA Technology Group Co. Ltd.	Morgan Stanley	Pay	EFFR + (4.35)%	Termination	02/14/2028		(337,769)	(31,566)
NetEase, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/13/2027		(181,391)	(34,017)
NetEase, Inc.	Morgan Stanley	Pay	HONIA + (0.55)%	Termination	12/20/2027	HKD	(990,720)	(7,896)
Nova Ltd.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/19/2026		(355,182)	(66,311)
Novatek Microelectronics Corp.	Morgan Stanley	Pay	EFFR + (3.63)%	Termination	08/06/2027		(116,267)	(10,686)
NU Holdings Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	12/13/2027		(503,261)	35,630
Onto Innovation, Inc.	UBS AG	Pay	OBFR + (0.30)%	Termination	02/28/2028		(471,647)	25,104
Ozon Holdings PLC	Goldman Sachs	Pay	EFFR + (0.25)%	Monthly	09/16/2025		0	314,151
Pegatron Corp.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	11/25/2027		(529,829)	2,878
Pegavision Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (9.42)%	Termination	08/09/2027		(279,406)	(5,140)
Pegavision Corp.	Morgan Stanley	Pay	EFFR + (11.00)%	Termination	09/13/2027		(197,912)	10,913
Perfect World Co. Ltd.	Morgan Stanley	Pay	EFFR + (13.35)%	Termination	08/13/2027		(139,220)	(42,884)
PharmaEssentia Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.25)%	Termination	11/29/2027		(155,063)	(11,942)
Pingdingshan Tianan Coal Mining Co. Ltd.	Goldman Sachs	Pay	EFFR + (17.25)%	Termination	10/16/2026		(54,641)	(2,862)
Pingdingshan Tianan Coal Mining Co. Ltd.	Morgan Stanley	Pay	EFFR + (5.95)%	Termination	07/31/2026		(56,965)	(11,726)
POSCO Future M Co. Ltd.	Bank of America	Pay	EFFR + (0.10)%	Termination	11/09/2026		(88,669)	82,678
POSCO Future M Co. Ltd.	Goldman Sachs	Pay	EFFR + (3.25)%	Termination	10/19/2026		(55,539)	90,265
Quanta Computer, Inc.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	11/25/2027		(435,154)	50,993
Raia Drogasil SA	Goldman Sachs	Pay	EFFR + (3.64)%	Termination	03/18/2027		(261,091)	194,512
Raia Drogasil SA	Morgan Stanley	Pay	EFFR + (3.88)%	Termination	01/28/2028		(268,163)	36,785
Realtek Semiconductor Corp.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	11/05/2027		(268,190)	(26,094)
Remegen Co. Ltd.	Goldman Sachs	Pay	HONIA + (13.25)%	Termination	04/19/2027	HKD	(746,170)	(34,870)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 12

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Santander Bank Polska SA	Goldman Sachs	Pay	EFFR + (0.75)%	Termination	09/13/2027		$(77,604)	$(4,016)
SATS Ltd.	UBS AG	Pay	SORA + (0.35)%	Termination	03/03/2028	SGD	(404,016)	5,331
Shanxi Coking Coal Energy Group Co., Ltd.	Goldman Sachs	Pay	EFFR + (13.25)%	Termination	09/11/2026		(213,020)	27,889
Shanxi Coking Coal Energy Group Co., Ltd.	Morgan Stanley	Pay	EFFR + (12.65)%	Termination	09/14/2026		(55,773)	6,376
Shenzhen Inovance Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (4.75)%	Termination	08/30/2027		(31,681)	(13,514)
Shenzhen Inovance Technology Co., Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (9.15)%	Termination	11/10/2026		(151,567)	(19,640)
Siam Cement PCL	Morgan Stanley	Pay	EFFR + (1.55)%	Termination	12/13/2027		(211,552)	90,247
Singapore Technologies Engineering Ltd.	Morgan Stanley	Pay	SORA + (0.55)%	Termination	12/13/2027	SGD	(477,703)	(63,216)
Sinotruk Hong Kong Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (0.35)%	Termination	12/02/2027	HKD	(1,269,975)	8,336
SONOSCAPE MEDICAL CORP	Morgan Stanley	Pay	EFFR + (18.93)%	Termination	12/02/2025		(40,950)	(1,794)
Sonoscape Medical Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (20.35)%	Termination	04/09/2027		(22,081)	2,097
Sonoscape Medical Corp.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/02/2025		(326,397)	(33,885)
Sonoscape Medical Corp. - A	Bank of America	Pay	EFFR + (0.25)%	Termination	04/12/2027		(93,543)	8,325
State Bank of India	Morgan Stanley	Pay	EFFR + (0.50)%	Termination	10/29/2027		(621,417)	36,285
Sumber Alfaria Trijaya Tbk PT	HSBC Bank	Pay	SOFR + (3.50)%	Termination	03/15/2027		(92,153)	33,293
Sumber Alfaria Trijaya Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.50)%	Termination	02/22/2027		(152,288)	57,383
Sunway Bhd	Morgan Stanley	Pay	EFFR + (13.75)%	Termination	02/14/2028		(250,515)	(4,810)
Taiwan Union Technology Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (5.00)%	Termination	12/20/2027		(169,463)	11,293
Taiwan Union Technology Corp.	Morgan Stanley	Pay	EFFR + (4.63)%	Termination	11/25/2027		(380,008)	(22,453)
Telkom Indonesia Persero Tbk PT	HSBC Bank	Pay	SOFR + (3.00)%	Termination	03/03/2028		(142,942)	9,896
Tong Yang Industry Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (3.25)%	Termination	08/09/2027		(88,762)	(17,995)
Tsingtao Brewery Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	04/09/2027	HKD	(1,977,900)	(6,397)
Unigroup Guoxin Microelectronics Co. Ltd.	Bank of America	Pay	EFFR + (0.25)%	Termination	05/10/2027		(113,427)	(10,153)
Unigroup Guoxin Microelectronics Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (11.00)%	Termination	11/16/2026		(40,630)	6,566
Unilever Indonesia Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.25)%	Termination	03/15/2027		(44,598)	78,925
Unilever Indonesia Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	05/17/2027		(14,790)	24,610
United Electronics Co.	Goldman Sachs	Pay	EFFR + (0.75)%	Termination	08/12/2027		(171,984)	(19,584)
United International Transportation Co.	Goldman Sachs	Pay	EFFR + (5.00)%	Termination	11/09/2026		(357,549)	11,489
United International Transportation Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/17/2026		(137,088)	(5,292)
United Microelectronics Corp.	Goldman Sachs	Pay	EFFR + (5.05)%	Termination	01/24/2028		(264,237)	(22,745)
United Microelectronics Corp.	Morgan Stanley	Pay	EFFR + (4.63)%	Termination	11/25/2027		(311,643)	(11,659)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 13

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Vanguard International Semiconductor Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (13.25)%	Termination	11/25/2027		$(185,905)	$(20,704)
VK IPJSC	Morgan Stanley	Pay	EFFR + (6.50)%	Monthly	09/23/2026		0	140,169
Wal-Mart de Mexico SAB de CV	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/02/2025		(355,748)	(6,710)
Wal-Mart de Mexico SAB de CV	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/02/2025		(217,121)	124,569
Wizz Air Holdings PLC	Goldman Sachs	Pay	SONIA + (0.40)%	Termination	08/12/2027	GBP	(41,299)	(11,446)
Woolworths Holdings Ltd.	Goldman Sachs	Pay	South Africa Rand Overnight Deposit Rate + (0.80)%	Termination	08/16/2027	ZAR	(10,938,986)	5,351
Yadea Group Holdings Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	08/12/2027	HKD	(1,707,160)	(43,112)
Yageo Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.25)%	Termination	11/25/2027		(120,747)	(6,523)
Yankuang Energy Group Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (1.50)%	Termination	04/13/2026	HKD	(1,053,000)	(15,832)
Yankuang Energy Group Co. Ltd.	Morgan Stanley	Pay	HONIA + (1.50)%	Termination	12/06/2027	HKD	(2,883,600)	18,876
Yulon Motor Co. Ltd.	Morgan Stanley	Pay	EFFR + (4.38)%	Termination	12/10/2025		(98,949)	5,244
Yum China Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	02/07/2028		(269,285)	(19,373)
Zhongji Innolight Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	03/06/2028		(221,595)	18,672
Zhongji Innolight Co. Ltd.	UBS AG	Pay	OBFR + (0.30)%	Termination	02/24/2028		(160,656)	20,897
Total Short								$2,775,216
Net Unrealized Appreciation (Depreciation)								$4,707,613

There are no upfront payments or receipts associated with contracts for difference in the Fund as of February 28, 2025.

Notional Amount is in USD unless otherwise indicated.

OBFR - Overnight Bank Funding Rate was 4.33% as of February 28, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of February 28, 2025.

EONIA - European Overnight Index Average was 3.96% as of February 28, 2025.

HIBOR - Hong Kong Inter-Bank Offered Rate was 3.96% as of February 28, 2025.

HONIA - Hong Kong Overnight Index Average was 3.96% as of February 28, 2025.

SOFR - Secured Overnight Financing Rate was 4.39% as of February 28, 2025.

SONIA - Sterling Overnight Index Average was 3.96% as of February 28, 2025.

SORA - Singapore Overnight Rate Average was 3.96% as of February 28, 2025.

STIB - Stockholm Interbank was 3.96% as of February 28, 2025.

TELBOR - Tel Aviv Interbank Offer Rate was 4.51% as of February 28, 2025.

TONA - Tokyo Overnight Average Rate was 3.96% as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 14

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3		Total
Assets:
Investments:
Common Stocks	$14,500,851	$20,070,163	$—	(a)	$34,571,014
Preferred Stocks	—	770,892	—		770,892
Money Market Funds	8,461,582	—	—		8,461,582
Total Investments	$22,962,433	$20,841,055	$—	(a)	$43,803,488

Other Financial Instruments:
Contracts for Difference*	—	6,798,030	454,320		7,252,350
Total Other Financial Instruments	$—	$6,798,030	$454,320		$7,252,350

Liabilities:
Investments:
Common Stocks	$(146,276)	$(490,264)	$—		$(636,540)
Total Investments	$(146,276)	$(490,264)	$—		$(636,540)

Other Financial Instruments:
Contracts for Difference*	—	(2,249,025)	(295,712)		(2,544,737)
Total Other Financial Instruments	$—	$(2,249,025)	$(295,712)		$(2,544,737)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior fiscal period’s report.

(a)	Amount is less than $0.50.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 15

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 98.2%
Bermuda — 3.6%
Everest Group Ltd.	8,276	$2,923,249
Hiscox Ltd.	190,576	2,843,130
RenaissanceRe Holdings Ltd.	12,222	2,904,191
		8,670,570
Canada — 0.3%
Cenovus Energy, Inc.	58,089	803,429
Finland — 1.4%
Nordea Bank Abp	261,509	3,438,554
France — 14.1%
Airbus Group SE	12,454	2,158,081
Alten SA	9,822	902,850
BNP Paribas SA	55,992	4,243,225
Capgemini SE	17,748	2,756,024
Cie de Saint-Gobain SA	39,688	3,971,709
Cie Generale des Etablissements Michelin SCA	56,059	1,992,431
Eiffage SA	24,879	2,499,096
Ipsen SA	11,844	1,373,699
Rexel SA	131,598	3,576,018
Sanofi SA	16,474	1,799,913
Sodexo SA	25,345	1,946,905
SPIE SA	69,780	2,485,790
TotalEnergies SE	47,636	2,872,145
Vallourec SACA (a)	83,709	1,638,248
		34,216,134
Germany — 5.7%
Commerzbank AG	71,787	1,543,104
Deutsche Telekom AG	123,250	4,447,782
Evonik Industries AG	60,813	1,208,469
Rheinmetall AG	3,507	3,703,812
Siemens AG	12,987	2,979,592
		13,882,759
Greece — 0.5%
Hellenic Telecommunications Organization SA	71,949	1,122,639
Ireland — 3.4%
AIB Group PLC	429,406	3,016,423
Kerry Group PLC - Class A	28,891	3,037,942
Ryanair Holdings PLC - ADR (b)	46,266	2,245,289
		8,299,654
Italy — 1.5%
Enel SpA	305,423	2,236,632
Italgas SpA	224,339	1,436,970
		3,673,602
Japan — 6.2%
Asahi Group Holdings Ltd.	138,600	1,719,116
Fuji Electric Co., Ltd.	20,700	923,067
IHI Corp.	15,700	922,543
Kyocera Corp.	86,000	956,797
Mitsubishi Chemical Group Corp.	205,900	1,045,422
Mitsubishi UFJ Financial Group, Inc.	107,500	1,370,478
Renesas Electronics Corp.	108,400	1,809,901
Sony Group Corp.	131,000	3,277,134
Sugi Holdings Co., Ltd.	66,100	1,185,756
Sumitomo Mitsui Financial Group, Inc.	65,800	1,675,087
		14,885,301
Netherlands — 4.1%
Aalberts NV	37,704	1,268,855
Heineken NV	28,727	2,426,633
ING Groep NV	211,949	3,773,248
Koninklijke Ahold NV	67,433	2,376,268
		9,845,004
Singapore — 1.5%
United Overseas Bank Ltd.	132,100	3,742,217
South Korea — 2.5%
Hana Financial Group, Inc.	23,038	939,500
KB Financial Group, Inc.	15,915	853,822
KT Corp.	74,697	2,399,840
Samsung Fire & Marine Insurance Co. Ltd.	7,398	1,937,022
		6,130,184
Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	208,124	2,758,914
Bankinter SA	192,030	1,852,430
		4,611,344
Sweden — 1.5%
Loomis AB	40,107	1,547,361
Svenska Handelsbanken AB - Class A	161,004	2,022,445
		3,569,806
Switzerland — 2.1%
Glencore PLC	490,552	1,971,558
Sandoz Group AG	70,917	3,113,514
		5,085,072
United Kingdom — 18.7%
AstraZeneca PLC	23,847	3,607,999
Barratt Redrow PLC	431,202	2,332,354
Beazley PLC	267,900	2,974,772
Coca-Cola Europacific Partners PLC	40,044	3,454,196
Hikma Pharmaceuticals PLC	69,519	1,895,591
IMI PLC	128,878	3,277,308
Informa PLC	198,335	2,157,415
Marks & Spencer Group PLC	553,097	2,482,415
Melrose Industries PLC	261,757	2,124,831
NatWest Group PLC	725,965	4,399,312
Nomad Foods Ltd.	96,617	1,826,061
Shell PLC	101,020	3,375,603
SSE PLC	126,041	2,429,800
Tesco PLC	988,362	4,739,197
Weir Group PLC	87,350	2,689,774
WH Smith PLC	95,188	1,387,744
		45,154,372
United States — 29.2%(c)
AbbVie, Inc.	15,874	3,318,142
Amgen, Inc.	9,199	2,833,844
Bank of America Corp.	35,138	1,619,862
Beacon Roofing Supply, Inc. (a)	16,598	1,915,741
Cencora, Inc.	7,175	1,819,150
Chubb Ltd.	11,222	3,203,657
Cigna Group	3,071	948,478
Cisco Systems, Inc.	32,232	2,066,394
ConocoPhillips	13,389	1,327,519
CRH PLC	67,212	6,901,657
Elevance Health, Inc.	1,928	765,185

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 16

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Schedule of Investments (continued)

	Shares	Value
United States — (continued)
Fidelity National Information Services, Inc.	46,054	$3,275,361
Fifth Third Bancorp	59,991	2,607,809
Gap, Inc. (b)	53,713	1,214,451
Gen Digital, Inc.	83,559	2,283,667
Goldman Sachs Group, Inc.	6,253	3,891,179
HCA Healthcare, Inc.	2,916	893,171
Huntington Bancshares, Inc. (b)	160,366	2,641,228
J M Smucker Co.	16,517	1,825,624
Jacobs Solutions, Inc.	6,486	830,921
Johnson & Johnson	9,669	1,595,578
JPMorgan Chase & Co.	13,056	3,455,270
Leidos Holdings, Inc.	5,101	662,977
Lennar Corp. - Class A	6,392	764,675
Marathon Petroleum Corp.	9,955	1,495,042
Schlumberger Ltd. (b)	54,957	2,289,509
Southern Co.	26,199	2,352,408
Sysco Corp.	34,055	2,572,515
TE Connectivity PLC	7,261	1,118,412
Textron, Inc.	37,462	2,799,535
United Rentals, Inc.	1,153	740,595
US Foods Holding Corp. (a)	62,663	4,491,684
		70,521,240
TOTAL COMMON STOCKS (Cost $183,644,993)		237,651,881
	UNITS
SHORT-TERM INVESTMENTS — 3.5%
Investments Purchased with Proceeds from Securities Lending — 3.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (d)	8,399,971	8,399,971
TOTAL SHORT-TERM INVESTMENTS (Cost $8,399,971)		8,399,971
TOTAL INVESTMENTS — 101.7% (Cost $192,044,964)		246,051,852
Liabilities in Excess of Other Assets — (1.7)%		(4,181,674)
TOTAL NET ASSETS — 100.0%		$241,870,178

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $8,306,512 which represented 3.4% of net assets.
(c)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 17

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$86,330,045	$151,321,836	$—	$237,651,881
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	8,399,971
Total Investments	$86,330,045	$151,321,836	$—	$246,051,852

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,399,971 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 18

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 98.8%
Bermuda — 3.1%
Everest Group Ltd.	319	$112,677
Hiscox Ltd.	5,247	78,278
Renaissance Holdings Ltd.	571	135,681
		326,636
Finland — 0.3%
Nordea Bank Abp	2,134	28,060
France — 12.7%
Airbus Group SE	1,019	176,577
Alten SA	1,523	139,996
BNP Paribas SA	2,426	183,849
Capgemini SE	470	72,985
Cie de Saint-Gobain SA	2,183	218,460
Eiffage SA	815	81,867
Eurazeo SE	845	66,930
Rexel SA	2,965	80,570
SPIE SA	6,483	230,945
Vallourec SACA (a)	3,643	71,296
		1,323,475
Germany — 8.9%
Deutsche Telekom AG	7,663	276,538
Evonik Industries AG	6,833	135,785
Infineon Technologies AG	2,429	90,100
Rheinmetall AG	211	222,841
Siemens AG	877	201,209
		926,473
Greece — 1.7%
Hellenic Telecommunications Organization SA	11,710	182,714
Ireland — 1.6%
AIB Group PLC	23,308	163,730
Italy — 1.7%
Italgas SpA	7,821	50,096
Iveco Group NV	7,818	123,335
		173,431
Japan — 6.8%
Asahi Group Holdings Ltd.	4,800	59,536
Fuji Electric Co., Ltd.	1,400	62,430
Hitachi Ltd.	1,900	48,291
IHI Corp.	800	47,009
Mitsubishi Heavy Industries Ltd.	2,300	30,885
Renesas Electronics Corp.	5,000	83,482
Sumitomo Mitsui Financial Group, Inc.	9,200	234,207
Suzuken Co. Ltd.	4,700	149,171
		715,011
Netherlands — 2.4%
ING Groep NV	7,064	125,758
Koninklijke Ahold Delhaize NV	3,601	126,895
		252,653
Singapore — 0.3%
United Overseas Bank Ltd.	1,200	33,994
South Korea — 3.9%
Hana Financial Group, Inc.	1,899	77,442
KB Financial Group, Inc.	821	44,046
KT Corp.	4,368	140,333
NAVER Corp.	497	70,611
South Korea — (continued)
Samsung Fire & Marine Insurance Co. Ltd.	285	74,622
		407,054
Spain — 0.5%
Bankinter SA	5,551	53,548
Switzerland — 3.3%
Novartis AG	1,093	118,940
Sandoz Group AG	5,236	229,880
		348,820
United Kingdom — 17.7%
AstraZeneca PLC	733	110,901
BAE Systems PLC	3,152	56,362
Barratt Redrow PLC	18,240	98,659
Hikma Pharmaceuticals PLC	4,754	129,628
IMI PLC	3,103	78,908
Informa PLC	16,887	183,691
Marex Group PLC	3,091	113,254
Marks & Spencer Group PLC	40,659	182,486
Melrose Industries PLC	29,104	236,254
NatWest Group PLC	24,303	147,275
Nomad Foods Ltd.	13,520	255,528
Tesco PLC	35,396	169,724
Weir Group PLC	2,742	84,435
		1,847,105
United States — 33.9%(b)
AbbVie, Inc.	711	148,620
Alphabet, Inc. - Class A	1,172	199,568
American Express Co.	407	122,491
Amgen, Inc.	353	108,745
Arrow Electronics, Inc. (a)	380	41,067
AutoZone, Inc. (a)	42	146,706
Bank of America Corp.	2,652	122,257
Booking Holdings, Inc.	22	110,352
Cars.com, Inc. (a)	2,810	37,092
Cencora, Inc.	759	192,437
Chubb Ltd.	384	109,624
Cigna Group	202	62,388
Dell Technologies, Inc. - Class C	924	94,950
Delta Air Lines, Inc.	930	55,912
Emerson Electric Co.	857	104,220
Fidelity National Information Services, Inc.	2,638	187,614
Gen Digital, Inc.	1,875	51,244
Hewlett Packard Enterprise Co.	2,723	53,943
JPMorgan Chase & Co.	1,019	269,678
Kenvue, Inc.	6,267	147,901
Keysight Technologies, Inc. (a)	815	130,017
Masterbrand, Inc. (a)	4,324	60,493
McKesson Corp.	256	163,907
Morgan Stanley	566	75,340
Norfolk Southern Corp.	390	95,842
Schlumberger Ltd.	2,985	124,355
Starbucks Corp.	139	16,098
Sysco Corp.	1,113	84,076
TE Connectivity PLC	789	121,530
UnitedHealth Group, Inc.	306	145,338

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 19

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Schedule of Investments (continued)

	Shares	Value
United States — (continued)
US Foods Holding Corp. (a)	2,325	$166,656
		3,550,461
TOTAL COMMON STOCKS (Cost $8,016,594)		10,333,165
TOTAL INVESTMENTS — 98.8% (Cost $8,016,594)		10,333,165
Other Assets in Excess of Liabilities — 1.2%		124,062
TOTAL NET ASSETS — 100.0%		$10,457,227

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 20

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$4,372,775	$5,960,390	$—	$10,333,165
Total Investments	$4,372,775	$5,960,390	$—	$10,333,165

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 21

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 94.6%
Communication Services — 4.7%
Alphabet, Inc. - Class A (a)	8,140	$1,386,079
Baidu, Inc. - Class A (b)	52,198	568,636
DoubleDown Interactive Co. Ltd. - ADR (b)	22,616	225,255
EverQuote, Inc. - Class A (b)	10,938	294,014
Gravity Co. Ltd. - ADR (b)	6,551	372,162
John Wiley & Sons, Inc. - Class A	8,429	336,149
		3,182,295
Consumer Discretionary — 10.1%
Arcos Dorados Holdings, Inc. - Class A (a)	110,757	847,291
Carriage Services, Inc. (a)	16,646	667,671
Cavco Industries, Inc. (b)	1,781	934,188
Flutter Entertainment PLC (b)	1,459	409,381
Frontdoor, Inc. (b)	11,009	500,689
General Motors Co.	7,177	352,606
Italian Sea Group SPA	34,728	281,085
JD.com, Inc. - Class A	25,036	523,530
Leon’s Furniture Ltd.	13,966	237,376
Monarch Casino & Resort, Inc.	3,203	293,331
Perdoceo Education Corp. (a)(c)	16,891	432,410
Potbelly Corp. (a)(b)	25,511	325,265
Quantasing Group Ltd. - ADR (a)(c)	47,616	111,898
Super Group SGHC Ltd.	134,350	1,008,968
		6,925,689
Consumer Staples — 4.5%
British American Tobacco PLC - ADR (a)(c)	26,928	1,048,307
Coca-Cola Europacific Partners PLC	4,688	404,387
Ebro Foods SA	22,685	385,620
Lifeway Foods, Inc. (a)(b)	21,372	452,018
PriceSmart, Inc.	3,702	330,922
Turning Point Brands, Inc.	6,664	468,479
		3,089,733
Energy — 3.5%
Canadian Natural Resources Ltd. (a)	22,630	639,750
Coterra Energy, Inc.	10,724	289,441
Schlumberger Ltd. (c)	12,634	526,332
Solaris Energy Infrastructure, Inc. (a)	19,064	651,036
South Bow Corp.	11,631	309,733
		2,416,292
Financials — 21.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	60,395	799,026
Bank of America Corp. (a)	17,769	819,151
BGC Group, Inc. - Class A (a)	153,009	1,514,789
Citigroup, Inc. (a)	11,885	950,206
Crawford & Co. - Class A (a)	19,299	236,992
Fairfax Financial Holdings Ltd.	969	1,393,694
Fidelis Insurance Holdings Ltd. (a)	19,236	282,962
Fidelity National Information Services, Inc.	5,674	403,535
Greenlight Capital Re Ltd. - Class A (a)(b)	31,699	441,567
Hamilton Insurance Group Ltd. - Class B (b)	29,073	568,668
Heritage Insurance Holdings, Inc. (b)	36,811	432,529
Intercorp Financial Services, Inc.	12,371	396,367
International General Insurance Holdings Ltd.	14,812	386,445
Jefferies Financial Group, Inc. (a)	4,660	308,492
Jiayin Group, Inc. - ADR (a)	31,436	306,815
Financials — (continued)
KB Financial Group, Inc. - ADR	12,178	661,509
Merchants Bancorp	6,554	266,879
Northeast Bank	3,752	376,776
Northeast Community Bancorp, Inc.	11,797	274,398
Oppenheimer Holdings, Inc. - Class A	6,183	408,078
Rithm Capital Corp.	43,636	530,177
Shift4 Payments, Inc. - Class A (b)(c)	5,561	549,149
Stifel Financial Corp. (a)(c)	8,211	871,926
Wells Fargo & Co. (a)	10,200	798,864
Willis Towers Watson PLC	1,387	471,094
		14,450,088
Health Care — 12.8%
AstraZeneca PLC - ADR	10,235	780,009
Bristol-Myers Squibb Co.	12,440	741,673
Catalyst Pharmaceuticals, Inc. (a)(b)	52,327	1,197,765
Cigna Group (a)	2,055	634,687
HCA Healthcare, Inc. (a)	1,337	409,523
Jazz Pharmaceuticals PLC (b)	4,417	633,972
Johnson & Johnson (a)	6,003	990,615
Lantheus Holdings, Inc. (b)(c)	10,423	977,886
Medtronic PLC (a)	8,326	766,159
Novartis AG - ADR (c)	5,836	636,416
Sandoz Group AG - ADR	12,000	525,600
UnitedHealth Group, Inc.	1,012	480,659
		8,774,964
Industrials — 11.1%
Alaska Air Group, Inc. (b)(c)	7,590	548,605
Barrett Business Services, Inc. (a)	25,471	1,025,208
Brady Corp. - Class A	3,855	279,372
Builders FirstSource, Inc. (a)(b)	2,304	320,233
CACI International, Inc. - Class A (b)	821	274,912
Euroseas Ltd.	7,881	278,987
Everus Construction Group, Inc. (b)	8,011	333,258
Galliford Try Holdings PLC	217,708	968,342
Lyft, Inc. - Class A (a)(b)	23,334	311,276
Nano Dimension Ltd. - ADR (a)(b)	96,913	206,425
NEXTracker, Inc. - Class A (b)	4,781	210,460
Quanta Services, Inc. (a)	1,132	293,901
RCM Technologies, Inc. (b)	12,114	226,532
Sterling Infrastructure, Inc. (a)(b)	8,736	1,111,307
Uber Technologies, Inc. (b)	6,447	490,036
Upwork, Inc. (b)	16,650	265,234
ZIM Integrated Shipping Services Ltd. (c)	20,896	422,517
		7,566,605
Information Technology — 18.8%
Adeia, Inc. (a)	40,024	629,177
Check Point Software Technologies Ltd. (b)	3,734	822,451
Cognizant Technology Solutions Corp. - Class A (a)	8,725	727,054
Dell Technologies, Inc. - Class C	5,441	559,117
Hackett Group, Inc. (a)	23,591	716,695
InterDigital, Inc. (c)	6,526	1,394,215
LiveRamp Holdings, Inc. (b)	12,126	362,325
Microchip Technology, Inc.	2,668	157,038
Nice Ltd. - ADR (b)(c)	2,991	416,287
Open Text Corp. (a)	22,451	579,685
Oracle Corp. (a)	2,458	408,175
Photronics, Inc. (a)(b)	32,026	667,422
QUALCOMM, Inc. (a)	2,135	335,558

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 22

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Schedule of Investments (continued)

	Shares	Value
Information Technology — (continued)
Rimini Street, Inc. (b)	41,274	$146,523
RingCentral, Inc. - Class A (a)(b)(c)	32,183	915,606
Samsung Electronics Co., Ltd.	15,690	587,126
Silicon Motion Technology Corp. - ADR	5,031	282,239
TeamViewer SE (b)(d)	92,692	1,151,328
Telefonaktiebolaget LM Ericsson - ADR (c)	90,287	743,965
Twilio, Inc. - Class A (b)	8,804	1,055,864
Zoom Communications, Inc. - Class A (b)	3,065	225,891
		12,883,741
Materials — 3.9%
Dundee Precious Metals, Inc.	45,287	530,892
Ferroglobe PLC (a)	137,868	472,887
Glencore PLC - ADR (a)	53,005	420,330
Mosaic Co.	17,233	412,213
Pan American Silver Corp.	13,174	313,936
Taseko Mines Ltd. (a)(b)	127,815	265,855
Ternium SA - ADR (a)	9,795	282,978
		2,699,091
Real Estate — 3.5%
CTO Realty Growth, Inc. (c)	20,767	395,404
Newmark Group, Inc. - Class A (a)	81,720	1,198,832
Park Hotels & Resorts, Inc. (c)	32,761	402,305
Pebblebrook Hotel Trust (a)(c)	32,674	403,524
		2,400,065
Utilities — 0.6%
NRG Energy, Inc.	4,010	423,897
TOTAL COMMON STOCKS (Cost $46,593,802)		64,812,460

	UNITS
SHORT-TERM INVESTMENTS — 11.3%
Investments Purchased with Proceeds from Securities Lending — 11.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (e)	7,760,641	7,760,641

	SHARES
Money Market Funds — 0.0%(f)
MSILF Prime Portfolio - Class Institutional, 4.42% (e)	819	819
TOTAL SHORT-TERM INVESTMENTS (Cost $7,761,460)		7,761,460
TOTAL INVESTMENTS — 105.9% (Cost $54,355,262)		72,573,920
Liabilities in Excess of Other Assets — (5.9)%		(4,053,956)
TOTAL NET ASSETS — 100.0%		$68,519,964

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Industry classifications may be different than those used for compliance monitoring purposes.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of February 28, 2025 is $24,191,574.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $7,637,700 which represented 11.1% of net assets.
(d)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $1,151,328 or 1.7% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(f)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 23

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Schedule of Investments (continued)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS — (18.2)%
Communication Services — (0.6)%
Boston Omaha Corp. - Class A	(11,819)	$(168,303)
Clear Channel Outdoor Holdings, Inc.	(187,174)	(233,967)
CTC Communications Group, Inc. (a)	(98,900)	0
		(402,270)
Consumer Discretionary — (4.7)%
Acushnet Holdings Corp.	(3,048)	(195,986)
Boot Barn Holdings, Inc.	(1,442)	(176,544)
Brunswick Corp.	(5,234)	(318,489)
Cava Group, Inc.	(2,115)	(200,989)
First Watch Restaurant Group, Inc.	(15,538)	(331,270)
Five Below, Inc.	(2,115)	(183,772)
Floor & Decor Holdings, Inc. - Class A	(3,694)	(356,951)
Goodyear Tire & Rubber Co.	(18,698)	(176,696)
Groupon, Inc.	(11,674)	(129,815)
Krispy Kreme, Inc.	(24,826)	(154,170)
Kura Sushi USA, Inc. - Class A	(2,201)	(136,902)
Petco Health & Wellness Co., Inc.	(26,686)	(71,785)
Qsound Labs, Inc. (a)	(4,440)	(1)
QuantumScape Corp.	(25,367)	(118,971)
Rivian Automotive, Inc. - Class A	(15,638)	(185,154)
Warby Parker, Inc. - Class A	(18,419)	(455,502)
		(3,192,997)
Consumer Staples — (1.7)%
Amish Naturals, Inc. (a)	(25,959)	0
Brown-Forman Corp. - Class B	(6,612)	(218,923)
Hershey Co.	(1,483)	(256,129)
Lancaster Colony Corp.	(1,327)	(253,663)
Mama’s Creations, Inc.	(33,146)	(202,688)
Westrock Coffee Co.	(42,043)	(268,234)
		(1,199,637)
Energy — (0.2)%
Beard Co.	(9,710)	(1)
Calumet, Inc.	(10,910)	(156,340)
		(156,341)
Financials — (1.3)%
Credit Acceptance Corp.	(609)	(299,866)
Nelnet, Inc. - Class A	(2,401)	(293,858)
Remitly Global, Inc.	(11,564)	(277,536)
		(871,260)
Health Care — (2.0)%
AirSculpt Technologies, Inc.	(19,097)	(86,605)
BodyTel Scientific, Inc. (a)	(4,840)	0
CareView Communications, Inc.	(165,489)	(2,985)
Establishment Labs Holdings, Inc.	(5,723)	(245,345)
LifeStance Health Group, Inc.	(39,740)	(309,575)
Neogen Corp.	(17,863)	(179,523)
PROCEPT BioRobotics Corp.	(5,135)	(330,386)
Stevanato Group SpA	(12,623)	(235,293)
		(1,389,712)
Industrials — (1.9)%
Ameresco, Inc. - Class A	(6,035)	(71,213)
Applied Energetics, Inc.	(57,652)	(44,392)
Corporate Resource Services, Inc. (a)	(218,896)	(22)
Driven Brands Holdings, Inc.	(22,467)	(393,846)
DynaMotive Energy Systems Corp. (a)	(72,185)	(7)
Ener1, Inc. (a)	(102,820)	(10)
FTAI Infrastructure, Inc.	(29,310)	(171,170)
Industrials — (continued)
KULR Technology Group, Inc.	(94,311)	(128,263)
Redwire Corp.	(14,513)	(202,747)
Richtech Robotics, Inc. - Class B	(63,095)	(118,619)
Sky Harbour Group Corp.	(12,626)	(139,265)
Valence Technology, Inc. (a)	(27,585)	(3)
		(1,269,557)
Information Technology — (4.7)%
Alpha & Omega Semiconductor Ltd.	(3,974)	(120,333)
Amplitude, Inc. - Class A	(20,115)	(253,248)
ANTs software, Inc. (a)	(10,334)	(1)
Astera Labs, Inc.	(1,177)	(87,510)
Atomera, Inc.	(28,905)	(169,672)
Consygen, Inc. (a)	(200)	0
D-Wave Quantum, Inc.	(27,648)	(151,511)
Entegris, Inc.	(2,610)	(264,184)
Evolv Technologies Holdings, Inc.	(56,538)	(200,145)
Interliant, Inc. (a)	(600)	0
IonQ, Inc.	(13,707)	(336,781)
Lightwave Logic, Inc.	(57,104)	(69,096)
MicroVision, Inc.	(122,756)	(177,996)
Nestor, Inc. (a)	(15,200)	(2)
NextNav, Inc.	(26,331)	(276,212)
Novanta, Inc.	(1,138)	(164,600)
Power Integrations, Inc.	(4,390)	(266,912)
Samsara, Inc. - Class A	(4,089)	(194,964)
SoundHound AI, Inc. - Class A	(15,659)	(169,430)
Sprout Social, Inc. - Class A	(7,825)	(207,519)
Tiger Telematics, Inc. (a)	(6,510)	0
Tucows, Inc. - Class A	(5,775)	(114,749)
Uni-Pixel, Inc. (a)	(19,665)	(2)
Worldgate Communications, Inc. (a)	(582,655)	(58)
XRiver Corp. (a)	(34,156)	0
		(3,224,925)
Materials — (1.1)%
Lifezone Metals Ltd.	(25,396)	(136,631)
PureCycle Technologies, Inc.	(20,962)	(215,909)
Radius Recycling, Inc.	(14,133)	(195,459)
TMC the metals co, Inc.	(112,338)	(192,098)
		(740,097)
TOTAL COMMON STOCKS (Proceeds $16,921,939)		(12,446,796)
TOTAL SECURITIES SOLD SHORT — (18.2)% (Proceeds $16,921,939)		$(12,446,796)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Industry classifications may be different than those used for compliance monitoring purposes.

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(106) or 0.0% of net assets as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 24

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Schedule of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2025, are as follows:

Reference Entity	counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Fositek Corp.	Morgan Stanley	Pay	EFFR + (12.00)%	Termination	07/16/2027	$(128,183)	$(6,226)
Net Unrealized Appreciation (Depreciation)							$(6,226)

There are no upfront payments or receipts associated with contracts for difference in the Fund as of February 28, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 25

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$60,346,793	$4,465,667	$—	$64,812,460
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,760,641
Money Market Funds	819	—	—	819
Total Investments	$60,347,612	$4,465,667	$—	$72,573,920

Liabilities:
Investments:
Common Stocks	$(12,446,689)	$(1)	$(106)	$(12,446,796)
Total Investments	$(12,446,689)	$(1)	$(106)	$(12,446,796)

Other Financial Instruments:
Contracts for Difference*	—	(6,226)	—	(6,226)
Total Other Financial Instruments	$—	$(6,226)	$—	$(6,226)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior fiscal period’s report.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,760,641 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 26

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 94.4%
Communication Services — 3.9%
Alphabet, Inc. - Class A (a)	39,687	$6,757,903
Cars.com, Inc. (b)	80,481	1,062,349
Deutsche Telekom AG	61,660	2,225,154
Informa PLC	332,939	3,621,588
Liberty Broadband Corp. - Class C (b)	32,354	2,661,440
Match Group, Inc.	38,655	1,225,750
Omnicom Group, Inc.	31,104	2,574,167
Take-Two Interactive Software, Inc. (a)(b)	6,461	1,369,603
T-Mobile US, Inc. (a)	7,599	2,049,374
		23,547,328
Consumer Discretionary — 7.6%
AutoNation, Inc. (b)	10,586	1,930,569
AutoZone, Inc. (b)	741	2,588,321
Best Buy Co., Inc.	13,686	1,230,508
Booking Holdings, Inc.	1,074	5,387,195
Boyd Gaming Corp.	42,840	3,266,978
Churchill Downs, Inc.	22,662	2,685,447
Darden Restaurants, Inc.	6,703	1,343,683
eBay, Inc.	17,600	1,139,424
Flutter Entertainment PLC (b)	16,340	4,509,906
Frontdoor, Inc. (a)(b)	138,748	6,310,259
Home Depot, Inc., (The)	3,952	1,567,363
Lennar Corp. - Class A	15,580	1,863,835
LKQ Corp. (a)	13,005	548,681
Restaurant Brands International, Inc.	10,250	668,813
Ross Stores, Inc.	13,402	1,880,569
Starbucks Corp.	10,256	1,187,747
TJX Cos., Inc. (a)	24,245	3,024,806
Wyndham Hotels & Resorts, Inc.	35,765	3,874,423
		45,008,527
Consumer Staples — 6.7%
BJ’s Wholesale Club Holdings, Inc. (b)	27,553	2,790,017
Coca-Cola Co., (The)	49,997	3,560,286
Coca-Cola Consolidated, Inc.	1,914	2,712,368
Coca-Cola Europacific Partners PLC	16,224	1,399,482
Kenvue, Inc.	78,189	1,845,260
Kerry Group PLC - Class A	9,617	1,011,245
Lamb Weston Holdings, Inc.	20,226	1,049,123
Nomad Foods Ltd.	86,733	1,639,254
Philip Morris International, Inc.	31,964	4,963,370
Primo Brands Corp.	65,744	2,214,915
Simply Good Foods Co. (a)(b)	25,730	971,308
Sysco Corp.	53,474	4,039,426
Target Corp.	14,682	1,824,092
Toyo Suisan Kaisha Ltd.	18,500	1,100,611
US Foods Holding Corp. (a)(b)	72,211	5,176,085
Walmart, Inc.	39,484	3,893,517
		40,190,359
Energy — 3.2%
BP PLC - ADR	36,401	1,205,601
Cenovus Energy, Inc.	118,496	1,639,985
ConocoPhillips	24,227	2,402,107
Diamondback Energy, Inc.	14,174	2,253,099
Enterprise Products Partners LP	99,366	3,319,818
Marathon Petroleum Corp. (a)	17,028	2,557,265
MEG Energy Corp.	114,714	1,785,629
Schlumberger Ltd.	54,643	2,276,428
South Bow Corp.	19,113	508,979
Energy — (continued)
Vista Energy SAB de CV - ADR (b)	17,599	893,677
		18,842,588
Financials — 19.4%
AIB Group PLC	150,656	1,058,305
Allstate Corp.	11,635	2,317,110
American Express Co.	7,737	2,328,528
Ameriprise Financial, Inc. (a)	7,541	4,051,779
Aon PLC - Class A	11,269	4,610,373
Apollo Global Management, Inc.	8,552	1,276,557
Arthur J Gallagher & Co.	7,752	2,618,160
Bank of America Corp. (a)	111,075	5,120,557
Bankinter SA	79,680	768,638
Beazley PLC	199,133	2,211,181
Berkshire Hathaway, Inc. - Class B (a)(b)	6,119	3,144,126
Blue Owl Capital, Inc. - Class A	72,313	1,556,899
BNP Paribas SA	13,350	1,011,699
Charles Schwab Corp.	20,229	1,608,812
Chubb Ltd.	11,399	3,254,187
Corpay, Inc. (b)	10,337	3,794,196
Discover Financial Services	13,603	2,655,170
East West Bancorp, Inc. (a)	24,117	2,277,368
Evercore, Inc. - Class A	5,397	1,304,995
Everest Group Ltd.	7,521	2,656,568
Fidelity National Information Services, Inc.	46,562	3,311,489
Fifth Third Bancorp (a)	40,224	1,748,537
First American Financial Corp.	16,068	1,055,507
Fiserv, Inc. (b)	10,397	2,450,469
Goldman Sachs Group, Inc. (a)	1,802	1,121,367
Hiscox Ltd.	118,347	1,765,573
Huntington Bancshares, Inc. (a)	147,498	2,429,292
Hyundai Marine & Fire Insurance Co., Ltd.	58,101	925,497
ING Groep NV	126,345	2,249,272
JPMorgan Chase & Co. (a)	29,537	7,816,967
Lancashire Holdings Ltd.	146,637	1,139,924
LPL Financial Holdings, Inc.	9,184	3,414,060
M&T Bank Corp.	6,939	1,330,345
Markel Group, Inc. (a)(b)	1,633	3,157,308
Morgan Stanley	12,270	1,633,260
NatWest Group PLC	279,843	1,695,835
Nordea Bank Abp	156,516	2,058,012
Progressive Corp.	9,817	2,768,394
Renaissance Holdings Ltd.	11,327	2,691,522
Shift4 Payments, Inc. - Class A (b)	17,753	1,753,109
SLM Corp. (a)	42,074	1,270,214
Sumitomo Mitsui Financial Group, Inc.	27,900	710,257
Synchrony Financial (a)	9,547	579,312
Travelers Cos., Inc.	6,145	1,588,421
United Overseas Bank Ltd.	33,600	951,843
Visa, Inc. - Class A	5,910	2,143,616
Voya Financial, Inc.	8,668	626,350
W R Berkley Corp. (a)	17,014	1,073,243
Wells Fargo & Co. (a)	106,868	8,369,902
White Mountains Insurance Group Ltd.	1,047	1,936,426
		115,390,531
Health Care — 10.9%
Abbott Laboratories (a)	17,840	2,462,098
AbbVie, Inc. (a)	33,492	7,000,833

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 27

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

	Shares	Value
Health Care — (continued)
Amgen, Inc.	15,291	$4,710,545
AstraZeneca PLC	16,804	2,542,408
Avantor, Inc. (a)(b)	42,414	708,314
Boston Scientific Corp. (a)(b)	10,945	1,135,982
Bristol-Myers Squibb Co.	67,991	4,053,623
Cencora, Inc.	9,455	2,397,221
Centene Corp. (a)(b)	15,610	907,878
Cigna Group (a)	5,430	1,677,055
DaVita, Inc. (b)	16,503	2,440,464
Elevance Health, Inc. (a)	1,670	662,790
HCA Healthcare, Inc.	8,327	2,550,560
Humana, Inc.	4,168	1,127,111
ICON PLC (b)	3,886	738,418
Ipsen SA	5,010	581,073
Johnson & Johnson	13,586	2,241,962
McKesson Corp.	6,475	4,145,683
Medtronic PLC	38,524	3,544,978
Merck & Co., Inc.	2,445	225,551
Molina Healthcare, Inc. (a)(b)	4,742	1,427,911
Novartis AG - ADR	9,093	991,592
Novo Nordisk AS	4,545	412,307
Pfizer, Inc.	3,288	86,902
Quest Diagnostics, Inc.	9,676	1,672,980
Sandoz Group AG	54,862	2,408,641
Sanofi SA	5,904	645,058
Stryker Corp.	1,334	515,177
UCB SA	10,216	1,930,419
UnitedHealth Group, Inc.	17,272	8,203,509
Zimmer Biomet Holdings, Inc.	6,149	641,464
		64,790,507
Industrials — 17.6%
3M Co.	14,406	2,234,659
Acuity Brands, Inc.	6,684	1,986,017
Advanced Drainage Systems, Inc.	11,221	1,249,907
AECOM Technology Corp.	16,100	1,610,805
Airbus Group SE	15,705	2,721,428
Allegion PLC	16,596	2,136,071
Allison Transmission Holdings, Inc. (a)	15,390	1,565,932
AMETEK, Inc. (a)	7,266	1,375,454
ANDRITZ AG	14,222	840,435
Atmus Filtration Technologies, Inc.	21,222	844,636
Beacon Roofing Supply, Inc. (a)(b)	42,004	4,848,102
Brink’s Co.	26,099	2,454,350
Builders FirstSource, Inc. (b)	24,111	3,351,188
Canadian Pacific Kansas City Ltd.	25,189	1,962,727
Carlisle Cos., Inc.	3,381	1,152,110
Clean Harbors, Inc. (b)	5,425	1,158,509
Curtiss-Wright Corp.	3,976	1,278,920
Delta Air Lines, Inc.	35,090	2,109,611
Dover Corp. (a)	10,680	2,122,864
Eaton Corp. PLC	1,909	559,948
Eiffage SA	7,758	779,291
Emerson Electric Co.	7,354	894,320
Equifax, Inc.	10,717	2,627,808
Expeditors International of Washington, Inc.	16,364	1,920,479
Ferguson Enterprises, Inc.	6,129	1,087,897
Fortive Corp. (a)	12,552	998,386
Honeywell International, Inc.	10,568	2,249,822
Howmet Aerospace, Inc. (a)	16,864	2,303,622
Huron Consulting Group, Inc. (b)	24,396	3,719,414
Industrials — (continued)
Jacobs Solutions, Inc.	26,105	3,344,312
KBR, Inc.	82,961	4,067,578
L3Harris Technologies, Inc.	10,903	2,247,217
Leidos Holdings, Inc. (a)	9,910	1,288,003
Masco Corp. (a)	36,697	2,758,880
Masterbrand, Inc. (b)	138,326	1,935,181
Matson, Inc.	12,587	1,813,409
Norfolk Southern Corp.	11,696	2,874,292
nVent Electric PLC	11,537	696,143
Parker-Hannifin Corp. (a)	1,634	1,092,345
Resideo Technologies, Inc. (b)	168,662	3,239,997
Robert Half, Inc. (a)	36,831	2,176,344
Sensata Technologies Holding PLC	48,606	1,402,283
Siemens AG	6,314	1,448,614
SS&C Technologies Holdings, Inc. (a)	41,317	3,679,279
Textron, Inc.	23,003	1,719,014
Uber Technologies, Inc. (b)	53,809	4,090,022
UFP Industries, Inc.	12,604	1,348,628
United Airlines Holdings, Inc. (b)	20,779	1,949,278
Upwork, Inc. (b)	135,007	2,150,661
Valmont Industries, Inc. (a)	4,295	1,496,249
Vertiv Holdings Co. - Class A	10,001	951,795
WESCO International, Inc.	8,126	1,466,499
Westinghouse Air Brake Technologies Corp.	7,920	1,468,051
		104,848,786
Information Technology — 9.9%
Adeia, Inc.	241,094	3,789,998
Applied Materials, Inc.	9,470	1,496,923
Arrow Electronics, Inc. (a)(b)	11,455	1,237,942
Broadcom, Inc.	20,677	4,123,614
Capgemini SE	9,520	1,478,327
CDW Corp.	7,015	1,250,073
Celestica, Inc. (b)	21,266	2,276,525
Check Point Software Technologies Ltd. (b)	13,556	2,985,844
Cleanspark, Inc. (b)	30,626	244,702
Dell Technologies, Inc. - Class C	15,421	1,584,662
Flex Ltd. (b)	114,518	4,339,087
Gen Digital, Inc. (a)	106,814	2,919,227
Hewlett Packard Enterprise Co.	113,008	2,238,688
InterDigital, Inc.	12,305	2,628,840
Jabil, Inc. (a)	10,152	1,572,748
Keysight Technologies, Inc. (b)	15,692	2,503,345
Lam Research Corp.	27,574	2,116,029
Microchip Technology, Inc. (a)	35,866	2,111,073
Micron Technology, Inc.	11,504	1,077,119
NetApp, Inc.	18,342	1,830,715
Nice Ltd. - ADR (b)	10,577	1,472,107
NXP Semiconductors NV	8,144	1,755,765
Oracle Corp. (a)	16,819	2,792,963
Riot Platforms, Inc. (b)	33,774	313,423
Samsung Electronics Co., Ltd.	57,598	2,155,340
TD SYNNEX Corp.	13,351	1,835,629
Trimble, Inc. (b)	36,786	2,647,856
Zebra Technologies Corp. - Class A (b)	6,854	2,159,353
		58,937,917
Materials — 4.2%
CRH PLC	44,930	4,606,223
DuPont de Nemours, Inc. (a)	31,801	2,600,368

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 28

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

	Shares	Value
Materials — (continued)
Kinross Gold Corp.	277,271	$2,972,345
Methanex Corp.	64,749	2,851,546
Mosaic Co.	81,089	1,939,649
Newmont Corp.	40,809	1,748,257
Reliance, Inc.	1,767	525,082
Sandstorm Gold Ltd.	121,395	743,432
Smurfit WestRock PLC	35,574	1,852,338
Teck Resources Ltd. - Class B	55,554	2,240,493
United States Steel Corp.	36,968	1,486,853
Vale SA - ADR	131,845	1,243,298
		24,809,884
Real Estate — 4.0%
American Homes 4 Rent - Class A	42,561	1,575,183
Americold Realty Trust, Inc. (a)	139,183	3,191,466
Essex Property Trust, Inc.	5,895	1,836,705
Extra Space Storage, Inc.	14,478	2,208,764
Kimco Realty Corp.	121,535	2,685,923
Lamar Advertising Co. - Class A (a)	10,247	1,272,985
Regency Centers Corp. (a)	26,729	2,050,114
Rexford Industrial Realty, Inc.	56,024	2,314,912
VICI Properties, Inc. (a)	111,494	3,622,440
Weyerhaeuser Co.	96,772	2,912,837
		23,671,329
Utilities — 7.0%
American Electric Power Co., Inc.	22,091	2,342,751
CenterPoint Energy, Inc. (a)	85,936	2,954,480
Constellation Energy Corp.	1,250	313,181
Enel SpA	308,788	2,261,274
Entergy Corp.	34,323	2,996,741
FirstEnergy Corp. (a)	71,352	2,766,317
Italgas SpA	325,150	2,082,700
New Jersey Resources Corp.	19,898	962,665
NextEra Energy, Inc.	37,642	2,641,339
NiSource, Inc. (a)	75,191	3,068,545
NRG Energy, Inc.	24,125	2,550,254
OGE Energy Corp.	85,244	3,945,092
PPL Corp. (a)	91,592	3,224,954
Southern Co.	32,265	2,897,074
SSE PLC	92,234	1,778,073
Talen Energy Corp. (b)	12,425	2,583,779
Vistra Energy Corp.	16,657	2,226,375
		41,595,594
TOTAL COMMON STOCKS (Cost $406,072,937)		561,633,350
	Contracts
WARRANTS — 0.0%(c)
Andrada Mining Ltd., Expires 07/17/2025, Exercise Price $0.10 (b)(d)	1,400,000	0
TOTAL WARRANTS (Cost $18,310)		0
	Par
CONVERTIBLE NOTES — 0.1%
Andrada Mining Ltd., 12.00%, 07/31/2026 (d)	GBP 700,000	827,782
TOTAL CONVERTIBLE NOTES (Cost $915,463)		827,782

SHORT-TERM INVESTMENTS — 0.0%(c)
Money Market Funds — 0.0%(c)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 4.22% (a)(e)	2,790	2,790
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 4.17% (a)(e)	2,791	2,791
Fidelity Treasury Portfolio - Class I, 4.23% (a)(e)	2,790	2,790
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 4.22% (a)(e)	2,790	2,790
TOTAL SHORT-TERM INVESTMENTS (Cost $11,161)		11,161
TOTAL INVESTMENTS — 94.5% (Cost $407,017,871)		562,472,293
Other Assets in Excess of Liabilities — 5.5%		32,515,490
TOTAL NET ASSETS — 100.0%		$594,987,783

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Industry classifications may be different than those used for compliance monitoring purposes.

ADR	American Depositary Receipt
LP	Limited Partnership
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
GBP	British Pound
(a)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of February 28, 2025 is $130,818,649.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $827,782 or 0.1% of net assets as of February 28, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 29

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS — (17.3)%
Communication Services — (1.2)%
Cable One, Inc.	(1,857)	$(483,154)
Clear Channel Outdoor Holdings, Inc.	(698,475)	(873,094)
Dentsu Group, Inc.	(64,000)	(1,328,561)
Fuji Media Holdings, Inc.	(36,400)	(582,507)
Lumen Technologies, Inc.	(182,454)	(861,183)
Telia Co. AB	(349,821)	(1,137,143)
TELUS Corp.	(114,030)	(1,764,736)
		(7,030,378)
Consumer Discretionary — (3.6)%
Birkenstock Holding PLC	(17,810)	(881,239)
Canada Goose Holdings, Inc.	(78,946)	(806,828)
Choice Hotels International, Inc.	(16,923)	(2,424,897)
Cracker Barrel Old Country Store, Inc.	(21,189)	(959,650)
Deckers Outdoor Corp.	(3,581)	(499,048)
InterContinental Hotels Group PLC	(9,701)	(1,215,341)
Krispy Kreme, Inc.	(86,645)	(538,065)
LGI Homes, Inc.	(31,442)	(2,308,786)
Lowe’s Cos., Inc.	(1,886)	(468,935)
Mister Car Wash, Inc.	(254,890)	(2,164,016)
Nokian Renkaat Oyj	(207,936)	(1,354,106)
On Holding AG - Class A	(9,138)	(443,010)
QuantumScape Corp.	(260,522)	(1,221,848)
Sabre Corp.	(142,919)	(590,256)
Service Corp International	(27,849)	(2,255,769)
SJM Holdings Ltd.	(2,037,000)	(635,430)
Soho House & Co., Inc.	(142,858)	(1,005,720)
Tesla, Inc.	(1,048)	(307,043)
Wendy’s Co. (The)	(81,130)	(1,257,515)
		(21,337,502)
Consumer Staples — (2.2)%
Becle SAB de CV	(345,200)	(297,100)
Beiersdorf AG	(8,554)	(1,173,988)
Boston Beer Co., Inc. Class A, (The) - Class A	(4,472)	(1,090,140)
Brown-Forman Corp. - Class B	(51,329)	(1,699,503)
Church & Dwight Co., Inc.	(12,007)	(1,335,178)
Coty, Inc. Class A - Class A	(235,767)	(1,341,514)
Hershey Co.	(11,540)	(1,993,073)
Hormel Foods Corp.	(50,573)	(1,447,905)
Kikkoman Corp.	(53,400)	(518,143)
Kraft Heinz Co., (The)	(51,903)	(1,593,941)
Lotus Bakeries NV	(105)	(951,396)
		(13,441,881)
Energy — (0.3)%
Antero Resources Corp.	(13,100)	(480,770)
Comstock Resources, Inc.	(24,966)	(448,889)
Occidental Petroleum Corp.	(13,021)	(635,945)
		(1,565,604)
Financials — (2.3)%
Aozora Bank Ltd.	(99,800)	(1,493,831)
Ashmore Group PLC	(447,733)	(836,353)
EQT AB	(71,334)	(2,221,341)
Hang Seng Bank Ltd.	(159,500)	(2,240,095)
Kinsale Capital Group, Inc.	(2,580)	(1,114,173)
Oscar Health, Inc. - Class A	(30,620)	(447,358)
Swiss Re AG	(5,311)	(853,742)
T Rowe Price Group, Inc.	(17,034)	(1,800,835)
Texas Capital Bancshares, Inc.	(19,745)	(1,563,014)
Financials — (continued)
Trupanion, Inc.	(8,076)	(278,945)
United Bankshares, Inc.	(26,359)	(952,614)
		(13,802,301)
Health Care — (1.5)%
10X Genomics, Inc. - Class A	(38,381)	(410,293)
Align Technology, Inc.	(2,873)	(537,337)
Ambu AS - Class B	(21,027)	(386,713)
ARS Pharmaceuticals, Inc.	(41,640)	(436,387)
Carl Zeiss Meditec AG	(9,672)	(603,421)
Charles River Laboratories International, Inc.	(3,614)	(597,430)
Dexcom, Inc.	(10,344)	(914,099)
Edwards Lifesciences Corp.	(9,205)	(659,262)
GRAIL, Inc.	(11,776)	(454,083)
Hims & Hers Health, Inc.	(14,189)	(639,782)
Medpace Holdings, Inc.	(2,202)	(720,759)
Neogen Corp.	(35,596)	(357,740)
Oxford Nanopore Technologies PLC	(341,717)	(484,004)
Privia Health Group, Inc.	(40,021)	(999,324)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(492,784)
		(8,693,418)
Industrials — (2.9)%
Amentum Holdings, Inc.	(60,816)	(1,194,426)
Fastenal Co.	(12,346)	(934,963)
Fortune Brands Innovations, Inc.	(10,941)	(708,102)
GXO Logistics, Inc.	(34,360)	(1,354,471)
Hayward Holdings, Inc.	(70,330)	(1,019,082)
Husqvarna AB - Class B	(223,371)	(1,147,710)
ICF International, Inc.	(12,824)	(1,016,430)
Kornit Digital Ltd.	(46,659)	(1,155,277)
Nidec Corp.	(74,800)	(1,348,482)
Proto Labs, Inc.	(50,221)	(2,002,814)
Saab AB	(64,035)	(1,900,455)
SiteOne Landscape Supply, Inc.	(8,894)	(1,123,401)
Trex Co., Inc.	(36,857)	(2,273,708)
		(17,179,321)
Information Technology — (0.9)%
Amdocs Ltd.	(20,434)	(1,782,866)
Cognex Corp.	(63,222)	(2,073,682)
Power Integrations, Inc.	(25,651)	(1,559,581)
		(5,416,129)
Materials — (1.1)%
Axalta Coating Systems Ltd.	(32,315)	(1,170,126)
Boliden AB	(18,090)	(634,511)
Ganfeng Lithium Group Co., Ltd. - Class H (a)	(280,800)	(791,491)
Graphic Packaging Holding Co.	(50,207)	(1,339,523)
Huntsman Corp.	(41,332)	(699,751)
Siam Cement PCL - NVDR	(147,800)	(552,009)
Sumitomo Chemical Co., Ltd.	(623,400)	(1,465,679)
		(6,653,090)
Real Estate — (1.0)%
Mid-America Apartment Communities, Inc.	(10,308)	(1,732,981)
Nomura Real Estate Master Fund, Inc.	(1,393)	(1,298,993)
Segro PLC	(148,919)	(1,324,108)
Unibail-Rodamco-Westfield	(20,008)	(1,695,013)
		(6,051,095)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 30

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
Utilities — (0.3)%
Fortis, Inc.	(36,662)	$(1,608,728)
TOTAL COMMON STOCKS (Proceeds $114,029,309)		(102,779,447)

PREFERRED STOCKS — (0.1)%
Consumer Discretionary — (0.1)%
Dr Ing hc F Porsche AG, 0.00%(a)	(16,772)	(985,678)
TOTAL PREFERRED STOCKS (Proceeds $1,503,250)		(985,678)
TOTAL SECURITIES SOLD SHORT — (17.4)% (Proceeds $115,532,559)		$(103,765,125)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $(1,777,169) or -0.3% of the Fund’s net assets.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 31

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2025, are as follows:

Reference Entity	counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Acer, Inc.	Goldman Sachs	Pay	EFFR + (2.25)%	Termination	12/08/2025		$(787,474)	$(310,162)
Acer, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.25)%	Termination	12/27/2027		(281,582)	(4,052)
Acushnet Holdings Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/04/2027		(216,177)	225
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,434,340)	55,814
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(898,089)	41,197
Ascendis Pharma AS	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(807,170)	(69,349)
Avanza Bank Holding AB	Morgan Stanley	Pay	STIB1D INDEX + (0.55)%	Termination	08/27/2027	SEK	(10,964,422)	(239,085)
Bank of Hawaii Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/02/2026		(1,010,647)	(106,958)
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,556,124)	154,800
BlackLine, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(819,893)	357,387
Cincinnati Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,028,166)	(96,840)
Commerce Bancshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2026		(393,801)	(130,619)
Commerce Bancshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,585,321)	27,693
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA Cash Rate Overnight + (0.55)%	Termination	12/08/2025	AUD	(5,091,699)	(1,076,568)
Compal Electronics, Inc.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	12/08/2025		(787,529)	(283,495)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,007,506)	(422,110)
Credit Acceptance Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/02/2026		(603,178)	(16,212)
Credit Acceptance Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(959,176)	26,602
Cullen/Frost Bankers, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/06/2026		(639,108)	(151,465)
Cullen/Frost Bankers, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(679,669)	43,501
CVB Financial Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2026		(933,427)	(159,178)
CVB Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(59,017)	16,734
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(643,828)	93,849
Digital Realty Trust, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,330,440)	77,742
Ecopro BM Co. Ltd.	Morgan Stanley	Pay	EFFR + (1.38)%	Termination	12/02/2025		(368,901)	480,672
EcoPro Co., Ltd.	Bank of America	Pay	EFFR + (1.38)%	Termination	10/23/2026		(185,125)	312,621
EcoPro Co., Ltd.	Goldman Sachs	Pay	EFFR + (10.00)%	Termination	10/30/2026		(255,875)	274,789
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(3,121,321)	316,609
Erie Indemnity Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(404,526)	64,145
First Financial Bankshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/02/2026		(1,829,071)	(220,480)
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(713,996)	3,312
Floor & Decor Holdings, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/13/2026		(261,964)	29,505
Floor & Decor Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(284,769)	(49,245)
Fox Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(716,256)	(199,046)
Glacier Bancorp, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/02/2026		(1,990,083)	(481,254)
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,182,709)	228,519
GoodRx Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.53)%	Termination	08/23/2027		(589,951)	329,649
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (0.63)%	Termination	08/23/2027		(1,453,069)	187,922
KakaoBank Corp.	Goldman Sachs	Pay	EFFR + (1.00)%	Termination	12/08/2025		(443,596)	152,547
KakaoBank Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.00)%	Termination	10/12/2026		(46,304)	994

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 32

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

Reference Entity	counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
KB Home	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		$(1,247,511)	$392,213
Kimberly-Clark Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,398,230)	(34,981)
Kinsale Capital Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/21/2026		(150,716)	5,240
Kinsale Capital Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(139,056)	(35,655)
Liberty Global Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,286,990)	581,543
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(728,611)	(183,445)
Moelis & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,368,721)	(91,577)
Myriad Genetics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(285,461)	291,004
National Beverage Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/15/2025		(100,929)	33,726
National Beverage Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,024,906)	314,285
Netmarble Corp.	Goldman Sachs	Pay	EFFR + (2.75)%	Termination	03/10/2026		(129,590)	93,511
Netmarble Corp.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/02/2025		(694,477)	378,024
Northrop Grumman Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,911,604)	209,841
Novanta, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/31/2026		(2,257,107)	84,357
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(484,110)	69,991
Pan Jit International, Inc.	Goldman Sachs	Pay	EFFR + (4.00)%	Termination	12/08/2025		(1,542,656)	127,274
Posco Future M Co., Ltd.	Bank of America	Pay	EFFR + (1.00)%	Termination	10/23/2026		(848,148)	1,172,788
Rhythm Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(768,356)	(133,426)
RLI Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,016,562)	(121,907)
Sagax AB	Goldman Sachs	Pay	STIB1D INDEX + (0.40)%	Termination	01/14/2028	SEK	(12,313,737)	(42,723)
Sagax AB	Morgan Stanley	Pay	STIB1D INDEX + (0.55)%	Termination	08/27/2027	SEK	(5,662,619)	135,056
SDI Corp.	Goldman Sachs	Pay	EFFR + (7.00)%	Termination	12/08/2025		(350,616)	35,608
Shenzhen Goodix Technology Co., Ltd.	Morgan Stanley	Pay	EFFR + (7.11)%	Termination	08/03/2026		(1,183,581)	(275,322)
SL Green Realty Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(2,463,105)	(61,806)
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(619,613)	(103,697)
Toro Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,115,561)	161,141
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,121,114)	(31,223)
Treasury Wine Estates Ltd.	Goldman Sachs	Pay	RBA Cash Rate Overnight + (0.50)%	Termination	01/14/2028	AUD	(286,224)	(550)
Treasury Wine Estates Ltd.	Morgan Stanley	Pay	RBA Cash Rate Overnight + (0.55)%	Termination	08/27/2027	AUD	(1,299,664)	72,252
Twist Bioscience Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(679,156)	83,598
VAT Group AG	Morgan Stanley	Pay	SARON + (0.45)%	Termination	12/08/2025	CHF	(1,677,627)	(194,859)
VAT Group AG	Morgan Stanley	Pay	SARON + (0.45)%	Termination	12/10/2025	CHF	(601,147)	19,355
Wolfspeed, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/31/2026		(294,260)	1,446,407
Net Unrealized Appreciation (Depreciation)								$3,656,753

There are no upfront payments or receipts associated with contracts for difference in the Fund as of February 28, 2025.

Notional Amount is in USD unless otherwise indicated.

OBFR - Overnight Bank Funding Rate was 4.33% as of February 28, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of February 28, 2025.

RBA - Reserve Bank of Australia was 4.09% as of February 28, 2025.

SARON - Swiss Average Rate Overnight was 0.43% as of February 28, 2025.

STIB1D - Stockholm Interbank Offered Rate was 2.25% as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 33

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3		Total
Assets:
Investments:
Common Stocks	$511,458,917	$50,174,433	$—		$561,633,350
Convertible Notes	—	—	827,782		827,782
Warrants	—	—	—	(a)	— (a)
Money Market Funds	11,161	—	—		11,161
Total Investments	$511,470,078	$50,174,433	$827,782		$562,472,293

Other Financial Instruments:
Contracts for Difference*	—	8,984,041	—		8,984,041
Total Other Financial Instruments	$—	$8,984,041	$—		$8,984,041

Liabilities:
Investments:
Common Stocks	$(76,962,836)	$(25,816,611)	$—		$(102,779,447)
Preferred Stocks	—	(985,678)	—		(985,678)
Total Investments	$(76,962,836)	$(26,802,289)	$—		$(103,765,125)

Other Financial Instruments:
Contracts for Difference*	—	(5,327,288)	—		(5,327,288)
Total Other Financial Instruments	$—	$(5,327,288)	$—		$(5,327,288)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior fiscal period’s report.

(a)	Amount is less than $0.50.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 34

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Schedule of Investments

	Shares	Value
COMMON STOCKS — 97.7%
Communication Services — 4.1%
Cargurus, Inc. (a)	91,659	$2,950,503
Entravision Communications Corp. - Class A	794,048	1,770,727
EverQuote, Inc. - Class A (a)	145,213	3,903,326
Magnite, Inc. (a)(b)	506,986	7,995,169
Stagwell, Inc. (a)	360,190	2,337,633
TEGNA, Inc.	228,644	4,161,321
		23,118,679
Consumer Discretionary — 15.0%
Academy Sports & Outdoors, Inc.	52,922	2,624,402
Adtalem Global Education, Inc. (a)	48,100	4,921,111
Beazer Homes USA, Inc. (a)	169,307	3,775,546
Boyd Gaming Corp.	63,318	4,828,631
Build-A-Bear Workshop, Inc. (b)	47,355	1,937,767
Carriage Services, Inc.	124,400	4,989,684
Frontdoor, Inc. (a)	138,454	6,296,888
Grand Canyon Education, Inc. (a)	41,968	7,546,686
Group 1 Automotive, Inc. (b)	11,229	5,160,624
Installed Building Products, Inc. (b)	14,010	2,401,314
J Jill, Inc. (b)	109,286	2,590,078
Laureate Education, Inc. (a)	210,392	4,195,216
LCI Industries	26,747	2,776,873
Legacy Housing Corp. (a)	83,483	2,061,195
Movado Group, Inc.	85,191	1,645,038
Perdoceo Education Corp.	158,075	4,046,720
Six Flags Entertainment Corp.	67,415	2,964,238
Steven Madden Ltd.	66,615	2,184,306
Taylor Morrison Home Corp. (a)	63,844	3,935,344
Under Armour, Inc., Class A - Class A (a)(b)	321,492	2,189,360
Unifi, Inc. (a)	261,563	1,483,062
United Homes Group, Inc. (a)	474,101	1,763,656
Universal Technical Institute, Inc. (a)	233,619	6,597,401
Urban Outfitters, Inc. (a)	17,393	1,012,099
		83,927,239
Consumer Staples — 3.4%
Nomad Foods Ltd.	173,402	3,277,298
Olaplex Holdings, Inc. (a)(b)	1,064,866	1,544,056
PriceSmart, Inc.	46,098	4,120,700
Simply Good Foods Co. (a)(b)	120,810	4,560,577
Universal Corp.	50,374	2,700,550
Utz Brands, Inc.	209,843	2,858,062
		19,061,243
Energy — 4.8%
Archrock, Inc.	139,026	3,770,385
ChampionX Corp.	103,735	3,091,303
NPK International, Inc. (a)	327,101	1,995,316
Select Water Solutions, Inc. (b)	212,887	2,582,319
South Bow Corp.	95,620	2,546,361
Vermilion Energy, Inc.	117,591	999,524
Viper Energy, Inc.	150,697	7,017,959
World Kinect Corp.	163,429	4,893,064
		26,896,231
Financials — 33.0%
AllianceBernstein Holding LP	38,179	1,437,821
AMERISAFE, Inc.	29,546	1,520,437
Assured Guaranty Ltd.	83,622	7,302,709
Axis Capital Holdings Ltd.	68,020	6,589,778
Financials — (continued)
Axos Financial, Inc. (a)	53,737	3,589,632
Baldwin Insurance Group, Inc. - Class A (a)(b)	108,871	4,478,953
BankUnited, Inc.	85,425	3,210,272
Bar Harbor Bankshares	98,218	3,154,762
BGC Group, Inc. - Class A	503,819	4,987,808
Byline Bancorp, Inc.	114,787	3,276,021
Cadence Bank	76,132	2,524,537
Cass Information Systems, Inc.	43,061	1,882,196
Columbia Banking System, Inc. (b)	114,084	3,049,465
Diamond Hill Investment Group, Inc.	11,312	1,653,136
Dime Community Bancshares, Inc.	90,954	2,819,574
Employers Holdings, Inc.	32,532	1,685,158
Enact Holdings, Inc. (b)	90,155	3,099,529
Essent Group Ltd.	75,921	4,374,568
EZCORP, Inc. - Class A (a)(b)	344,792	4,744,338
Federal Agricultural Mortgage Corp. - Class C	48,988	10,241,921
First American Financial Corp.	57,443	3,773,431
First Mid Bancshares, Inc.	60,120	2,290,572
FirstCash Holdings, Inc.	61,866	6,946,315
Global Indemnity Group LLC - Class A	82,564	2,758,463
Hancock Whitney Corp.	57,377	3,277,948
Heritage Commerce Corp.	164,589	1,746,289
Home BancShares, Inc.	104,420	3,127,379
James River Group Holdings Ltd.	418,841	2,073,263
Kemper Corp.	52,822	3,569,711
Merchants Bancorp	68,346	2,783,049
Nicolet Bankshares, Inc.	23,358	2,799,923
Northeast Bank	54,144	5,437,140
Northrim BanCorp, Inc.	27,660	2,276,418
Old National Bancorp (b)	177,043	4,204,771
Oportun Financial Corp. (a)	406,648	2,870,935
Oppenheimer Holdings, Inc. - Class A	16,696	1,101,936
Peapack-Gladstone Financial Corp. (b)	97,402	3,151,929
PennyMac Financial Services, Inc.	52,648	5,456,965
PennyMac Mortgage Investment Trust (b)	169,358	2,481,095
Preferred Bank (b)	76,556	6,794,345
Primis Financial Corp.	233,831	2,457,564
Redwood Trust, Inc. (b)	394,012	2,632,000
Shift4 Payments, Inc. - Class A (a)	22,904	2,261,770
Silvercrest Asset Management Group, Inc. - Class A	163,885	2,971,235
SLM Corp. (b)	269,904	8,148,402
Stewart Information Services Corp. (b)	56,331	4,010,767
StoneX Group, Inc. (a)	43,339	5,229,717
Voya Financial, Inc.	47,405	3,425,485
White Mountains Insurance Group Ltd.	1,696	3,136,752
Wintrust Financial Corp. (b)	20,636	2,568,563
WSFS Financial Corp.	57,100	3,099,959
		184,486,706
Health Care — 4.0%
Addus HomeCare Corp. (a)	27,140	2,599,198
Amphastar Pharmaceuticals, Inc. (a)	47,414	1,347,980
Biote Corp. (a)(b)	478,618	2,091,561
Catalyst Pharmaceuticals, Inc. (a)	126,768	2,901,719

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 35

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Schedule of Investments (continued)

	Shares	Value
Health Care — (continued)
Haemonetics Corp. (a)(b)	54,835	$3,591,692
Halozyme Therapeutics, Inc. (a)	40,026	2,367,538
Lantheus Holdings, Inc. (a)(b)	37,251	3,494,889
Pediatrix Medical Group, Inc. (a)	257,516	3,803,511
		22,198,088
Industrials — 20.3%
ABM Industries, Inc.	48,535	2,636,907
Asure Software, Inc. (a)(b)	165,142	1,732,340
Atmus Filtration Technologies, Inc.	75,285	2,996,343
AZZ, Inc. (b)	32,273	3,101,758
Beacon Roofing Supply, Inc. (a)	66,013	7,619,220
Brady Corp. - Class A	39,045	2,829,591
Brink’s Co.	45,984	4,324,335
Civeo Corp.	110,152	2,368,268
Concentrix Corp. (b)	55,893	2,524,128
CRA International, Inc.	25,024	4,833,386
DXP Enterprises, Inc. (a)	56,087	5,074,191
EnerSys	55,737	5,656,748
First Advantage Corp. (a)(b)	269,721	4,035,026
Granite Construction, Inc. (b)	59,075	4,878,414
Griffon Corp.	57,899	4,188,414
Heidrick & Struggles International, Inc.	65,751	2,695,133
Huron Consulting Group, Inc. (a)	30,248	4,611,610
IBEX Holdings Ltd. (a)	186,921	4,730,971
Janus International Group, Inc. (a)(b)	316,525	2,560,687
Karat Packaging, Inc.	86,662	2,592,060
Kelly Services, Inc. - Class A	223,633	3,012,337
LSI Industries, Inc.	155,840	2,881,482
Masterbrand, Inc. (a)	135,162	1,890,916
Matson, Inc.	31,331	4,513,857
Primoris Services Corp.	69,390	4,978,039
Pursuit Attractions and Hospitality, Inc. (a)	99,163	3,936,771
Resideo Technologies, Inc. (a)	140,010	2,689,592
Sensata Technologies Holding PLC	113,544	3,275,744
Sterling Infrastructure, Inc. (a)	27,740	3,528,805
V2X, Inc. (a)	53,899	2,528,941
Valmont Industries, Inc.	11,802	4,111,463
		113,337,477
Information Technology — 8.4%
Adeia, Inc.	323,414	5,084,068
Avnet, Inc.	56,420	2,851,467
Axcelis Technologies, Inc. (a)	38,294	2,098,128
Bel Fuse, Inc. - Class B (b)	31,129	2,612,034
Belden, Inc. (b)	30,083	3,310,033
Benchmark Electronics, Inc.	84,254	3,366,790
Hackett Group, Inc.	79,741	2,422,532
indie Semiconductor, Inc. - Class A (a)(b)	445,137	1,339,862
InterDigital, Inc. (b)	30,666	6,551,484
LiveRamp Holdings, Inc. (a)	119,851	3,581,148
OSI Systems, Inc. (a)(b)	17,711	3,652,185
Photronics, Inc. (a)	112,631	2,347,230
Ultra Clean Holdings, Inc. (a)	112,115	2,758,029
Verint Systems, Inc. (a)	108,632	2,451,824
Yext, Inc. (a)	344,406	2,341,961
		46,768,775
Materials — 2.9%
Ashland, Inc.	36,099	2,195,541
Ecovyst, Inc. (a)	146,795	996,738
Element Solutions, Inc.	86,225	2,251,335
Knife River Corp. (a)	25,188	2,409,988
Methanex Corp.	95,145	4,190,186
Myers Industries, Inc. (b)	147,995	1,622,025
Orion SA	164,113	2,294,299
		15,960,112
Real Estate — 1.6%
BRT Apartments Corp.	86,481	1,560,117
Cousins Properties, Inc.	85,617	2,596,764
CTO Realty Growth, Inc. (b)	115,521	2,199,520
First Industrial Realty Trust, Inc.	42,965	2,452,442
		8,808,843
Utilities — 0.2%
Pure Cycle Corp. (a)	101,155	1,176,433
TOTAL COMMON STOCKS (Cost $427,220,201)		545,739,826

CLOSED-END FUNDS — 1.1%
Blue Owl Capital Corp.	200,215	3,095,324
Golub Capital BDC, Inc. (b)	196,732	3,082,790
TOTAL CLOSED-END FUNDS (Cost $6,153,831)		6,178,114
	Units
SHORT-TERM INVESTMENTS — 18.7%
Investments Purchased with Proceeds from Securities Lending — 18.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	104,582,701	104,582,701
TOTAL SHORT-TERM INVESTMENTS (Cost $104,582,701)		104,582,701
TOTAL INVESTMENTS — 117.5% (Cost $537,956,733)		656,500,641
Liabilities in Excess of Other Assets — (17.5)%		(97,631,540)
TOTAL NET ASSETS — 100.0%		$558,869,101

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Industry classifications may be different than those used for compliance monitoring purposes.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $102,379,111 which represented 18.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 36

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$545,739,826	$—	$—	$545,739,826
Closed-End Funds	6,178,114	—	—	6,178,114
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	104,582,701
Total Investments	$551,917,940	$—	$—	$656,500,641

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $104,582,701 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 37

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
WPG Partners Select Hedged Fund	Schedule of Investments

	Shares	Value
COMMON STOCKS — 95.3%
Communication Services — 6.4%
Cars.com, Inc. (a)(b)	30,197	$398,600
Vimeo, Inc. (a)(b)	169,586	998,862
Vivid Seats, Inc. - Class A (a)(b)	115,577	478,489
		1,875,951
Consumer Discretionary — 12.0%
Bath & Body Works, Inc. (b)	10,643	385,596
Dave & Buster’s Entertainment, Inc. (a)(b)	21,442	447,923
Denny’s Corp. (a)(b)	87,395	434,353
Gildan Activewear, Inc. (b)	9,083	490,755
Holley, Inc. (a)(b)	67,407	183,347
National Vision Holdings, Inc. (a)(b)	52,504	667,326
Tri Pointe Homes, Inc. (a)(b)	19,676	622,942
Under Armour, Inc. - Class C (a)(b)	46,199	293,364
		3,525,606
Consumer Staples — 2.2%
Grocery Outlet Holding Corp. (a)(b)	53,540	635,520
Energy — 0.9%
BKV Corp. (a)(b)	12,924	260,936
Financials — 21.4%
BGC Group, Inc. - Class A (b)	147,917	1,464,378
Kemper Corp. (b)	22,843	1,543,730
National Bank Holdings Corp. - Class A (b)	22,078	924,406
Perella Weinberg Partners (b)	15,160	350,348
Prosperity Bancshares, Inc. (b)	11,562	887,499
Webster Financial Corp. (b)	19,682	1,108,490
		6,278,851
Health Care — 8.8%
Enovis Corp. (a)(b)	38,612	1,492,354
Innoviva, Inc. (a)(b)	23,793	426,370
Teleflex, Inc. (b)	4,921	653,263
		2,571,987
Industrials — 15.9%
Air Lease Corp. (b)	14,898	713,912
Arcosa, Inc. (b)	1,548	129,846
BrightView Holdings, Inc. (a)(b)	29,491	395,769
Custom Truck One Source, Inc. (a)(b)	181,530	804,178
Matrix Service Co. (a)(b)	8,638	107,802
Matthews International Corp. - Class A (b)	14,138	352,319
MYR Group, Inc. (a)(b)	4,431	543,773
Proficient Auto Logistics, Inc. (a)(b)	51,935	543,240
Tutor Perini Corp. (a)(b)	36,216	1,064,388
		4,655,227
Information Technology — 11.7%
8x8, Inc. (a)(b)	271,437	678,593
Alpha & Omega Semiconductor Ltd. (a)(b)	10,329	312,762
NCR Voyix Corp. (a)(b)	41,804	471,549
Ooma, Inc. (a)(b)	10,196	146,618
Silicon Motion Technology Corp. - ADR (b)	19,360	1,086,096
Tower Semiconductor Ltd. (a)(b)	16,988	721,990
		3,417,608
Materials — 9.2%
Alcoa Corp. (b)	8,460	281,295
Ashland, Inc. (b)	13,415	815,900
ERO Copper Corp. (a)(b)	22,365	264,355
Kronos Worldwide, Inc. (b)	64,268	562,345
Rayonier Advanced Materials, Inc. (a)(b)	37,260	286,902
thyssenkrupp AG	59,847	471,570
		2,682,367
Real Estate — 4.4%
Brixmor Property Group, Inc. (b)	24,268	678,533
Newmark Group, Inc. - Class A (b)	42,260	619,954
		1,298,487
Utilities — 2.4%
Portland General Electric Co. (b)	15,627	700,558
TOTAL COMMON STOCKS (Cost $28,065,747)		27,903,098
TOTAL INVESTMENTS — 95.3% (Cost $28,065,747)		27,903,098
Other Assets in Excess of Liabilities — 4.7%		1,361,108
TOTAL NET ASSETS — 100.0%		$29,264,206

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Industry classifications may be different than those used for compliance monitoring purposes.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of February 28, 2025 is $25,959,591.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 38

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
WPG Partners Select Hedged Fund	Schedule of Investments (continued)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS — (53.8)%
Communication Services — (0.3)%
AST SpaceMobile, Inc.	(3,729)	$(101,093)
Consumer Discretionary — (6.9)%
Brinker International, Inc.	(505)	(83,239)
Frontdoor, Inc.	(3,259)	(148,219)
Garmin Ltd.	(347)	(79,439)
Green Brick Partners, Inc.	(6,669)	(398,339)
Latham Group, Inc.	(45,128)	(266,706)
Lithia Motors, Inc.	(1,258)	(433,306)
Modine Manufacturing Co.	(1,744)	(147,473)
Restaurant Brands International, Inc.	(3,552)	(231,768)
Stride, Inc.	(1,641)	(224,489)
		(2,012,978)
Consumer Staples — (2.8)%
Celsius Holdings, Inc.	(2,723)	(69,954)
Hershey Co.	(467)	(80,655)
J & J Snack Foods Corp.	(509)	(66,903)
Natural Grocers by Vitamin Cottage, Inc.	(13,191)	(586,208)
		(803,720)
Energy — (3.5)%
Comstock Resources, Inc.	(24,133)	(433,912)
Texas Pacific Land Corp.	(415)	(592,599)
		(1,026,511)
Financials — (11.0)%
Arch Capital Group Ltd.	(4,927)	(457,768)
Axos Financial, Inc.	(4,775)	(318,970)
CME Group, Inc.	(472)	(119,779)
Federal National Mortgage Association	(61,293)	(392,275)
Fifth Third Bancorp	(13,889)	(603,755)
Live Oak Bancshares, Inc.	(9,105)	(289,630)
Moelis & Co. - Class A	(6,845)	(483,531)
Radian Group, Inc.	(16,373)	(538,835)
		(3,204,543)
Health Care — (2.7)%
Inspire Medical Systems, Inc.	(1,099)	(203,964)
Option Care Health, Inc.	(5,458)	(182,843)
Owens & Minor, Inc.	(100)	(958)
UFP Technologies, Inc.	(1,765)	(401,696)
		(789,461)
Industrials — (18.3)%
Amentum Holdings, Inc.	(21,114)	(414,679)
AO Smith Corp.	(3,291)	(218,786)
ArcBest Corp.	(3,881)	(305,706)
Carrier Global Corp.	(11,270)	(730,296)
Hillenbrand, Inc.	(100)	(2,990)
Joby Aviation, Inc.	(41,535)	(290,745)
Loar Holdings, Inc.	(6,488)	(471,483)
Maximus, Inc.	(7,329)	(477,851)
Planet Labs PBC	(14,784)	(68,302)
Quanta Services, Inc.	(1,494)	(387,887)
Tetra Tech, Inc.	(5,704)	(166,500)
TransDigm Group, Inc.	(396)	(541,411)
TriNet Group, Inc.	(6,181)	(455,601)
Willdan Group, Inc.	(7,478)	(244,531)
Willis Lease Finance Corp.	(2,871)	(580,660)
		(5,357,428)
Information Technology — (4.4)%
Benchmark Electronics, Inc.	(7,955)	(317,882)
Fabrinet	(92)	(18,405)
FormFactor, Inc.	(4,334)	(144,322)
Mirion Technologies, Inc.	(8,768)	(136,167)
PAR Technology Corp.	(4,580)	(314,692)
Rigetti Computing, Inc.	(100)	(846)
SoundHound AI, Inc. - Class A	(6,884)	(74,485)
Synopsys, Inc.	(634)	(289,915)
		(1,296,714)
Materials — (3.0)%
Alpha Metallurgical Resources, Inc.	(1,013)	(139,308)
Carpenter Technology Corp.	(1,892)	(391,776)
Graphic Packaging Holding Co.	(8,063)	(215,121)
Martin Marietta Materials, Inc.	(100)	(48,314)
United States Lime & Minerals, Inc.	(775)	(72,734)
		(867,253)
Real Estate — (0.9)%
Iron Mountain, Inc.	(2,972)	(276,901)
TOTAL COMMON STOCKS (Proceeds $16,758,556)		(15,736,602)
TOTAL SECURITIES SOLD SHORT — (53.8)% (Proceeds $16,758,556)		$(15,736,602)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 39

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
WPG Partners Select Hedged Fund	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$27,431,528	$471,570	$—	$27,903,098
Total Investments	$27,431,528	$471,570	$—	$27,903,098

Liabilities:
Investments:
Common Stocks	$(15,736,602)	$—	$—	$(15,736,602)
Total Investments	$(15,736,602)	$—	$—	$(15,736,602)

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 40

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
WPG PARTNERS SELECT SMALL CAP VALUE FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 94.9%
Communication Services — 6.4%
Cars.com, Inc. (a)	164,284	$2,168,549
Vimeo, Inc. (a)	922,629	5,434,285
Vivid Seats, Inc. - Class A (a)	632,373	2,618,024
		10,220,858
Consumer Discretionary — 12.0%
Bath & Body Works, Inc.	57,214	2,072,863
Dave & Buster’s Entertainment, Inc. (a)	117,319	2,450,794
Denny’s Corp. (a)	475,467	2,363,071
Gildan Activewear, Inc.	49,415	2,669,892
Holley, Inc. (a)	366,725	997,492
National Vision Holdings, Inc. (a)	287,243	3,650,859
Tri Pointe Homes, Inc. (a)	107,491	3,403,165
Under Armour, Inc. - Class C (a)	251,346	1,596,047
		19,204,183
Consumer Staples — 2.2%
Grocery Outlet Holding Corp. (a)	291,283	3,457,529
Energy — 0.9%
BKV Corp. (a)	70,308	1,419,519
Financials — 21.3%
BGC Group, Inc. - Class A	804,731	7,966,837
Kemper Corp.	124,277	8,398,640
National Bank Holdings Corp. - Class A	120,114	5,029,173
Perella Weinberg Partners	82,999	1,918,107
Prosperity Bancshares, Inc.	62,904	4,828,511
Webster Financial Corp.	107,083	6,030,914
		34,172,182
Health Care — 8.7%
Enovis Corp. (a)	210,067	8,119,089
Innoviva, Inc. (a)	129,443	2,319,619
Teleflex, Inc.	26,777	3,554,647
		13,993,355
Industrials — 15.9%
Air Lease Corp.	81,050	3,883,916
Arcosa, Inc.	8,419	706,186
BrightView Holdings, Inc. (a)	161,357	2,165,411
Custom Truck One Source, Inc. (a)	987,605	4,375,090
Matrix Service Co. (a)	46,991	586,448
Matthews International Corp. - Class A	79,996	1,993,500
MYR Group, Inc. (a)	24,254	2,976,451
Proficient Auto Logistics, Inc. (a)	282,652	2,956,540
Tutor Perini Corp. (a)	197,037	5,790,917
		25,434,459
Information Technology — 11.6%
8x8, Inc. (a)	1,465,263	3,663,157
Alpha & Omega Semiconductor Ltd. (a)	56,450	1,709,306
NCR Voyix Corp. (a)	228,774	2,580,571
Ooma, Inc. (a)	55,467	797,615
Silicon Motion Technology Corp. - ADR	105,978	5,945,366
Tower Semiconductor Ltd. (a)	91,754	3,899,545
		18,595,560
Materials — 9.1%
Alcoa Corp.	46,024	1,530,298
Ashland, Inc.	72,983	4,438,826
ERO Copper Corp. (a)	121,676	1,438,210
Kronos Worldwide, Inc.	348,780	3,051,825
Rayonier Advanced Materials, Inc. (a)	202,712	1,560,882
thyssenkrupp AG	321,063	2,529,847
		14,549,888
Real Estate — 4.4%
Brixmor Property Group, Inc.	132,028	3,691,503
Newmark Group, Inc. - Class A	229,909	3,372,765
		7,064,268
Utilities — 2.4%
Portland General Electric Co.	85,019	3,811,402
TOTAL COMMON STOCKS (Cost $153,336,057)		151,923,203
TOTAL INVESTMENTS — 94.9% (Cost $153,336,057)		151,923,203
Other Assets in Excess of Liabilities — 5.1%		8,153,035
TOTAL NET ASSETS — 100.0%		$160,076,238

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Industry classifications may be different than those used for compliance monitoring purposes.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 41

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
WPG PARTNERS SELECT SMALL CAP VALUE FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$149,393,357	$2,529,846	$—	$151,923,203
Total Investments	$149,393,357	$2,529,846	$—	$151,923,203

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 42

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 95.5%
Communication Services — 1.6%
Cargurus, Inc. (a)	15,765	$507,475
Consumer Discretionary — 8.1%
ADT, Inc. (b)	49,065	401,842
Advance Auto Parts, Inc. (b)	4,094	151,069
Bath & Body Works, Inc.	7,317	265,095
Century Communities, Inc.	2,164	150,246
Dave & Buster’s Entertainment, Inc. (a)(b)	9,339	195,092
Gentherm, Inc. (a)	5,596	185,116
Gildan Activewear, Inc.	9,778	528,305
Under Armour, Inc. - Class C (a)(b)	37,167	236,010
Wayfair, Inc. - Class A (a)(b)	5,783	228,718
Whirlpool Corp. (b)	2,083	212,029
		2,553,522
Consumer Staples — 2.7%
Grocery Outlet Holding Corp. (a)(b)	38,921	461,992
Nomad Foods Ltd. (b)	19,888	375,883
		837,875
Energy — 7.8%
Antero Resources Corp. (a)	3,863	141,772
BKV Corp. (a)(b)	13,397	270,485
DHT Holdings, Inc.	30,418	314,522
Expro Group Holdings NV (a)	6,811	80,983
Infinity Natural Resources, Inc. - Class A (a)	17,549	315,531
Patterson-UTI Energy, Inc. (b)	20,253	168,303
Scorpio Tankers, Inc.	11,068	441,060
SM Energy Co.	7,971	260,731
Tidewater, Inc. (a)(b)	5,490	250,454
Transocean Ltd. (a)(b)	33,259	98,114
Vermilion Energy, Inc.	12,646	107,491
		2,449,446
Financials — 21.9%
AGNC Investment Corp. (b)	32,297	336,858
Axis Capital Holdings Ltd.	4,433	429,469
BGC Group, Inc. - Class A (b)	71,290	705,771
CNO Financial Group, Inc.	6,498	270,902
Enterprise Financial Services Corp.	10,547	623,117
Fidelis Insurance Holdings Ltd.	20,462	300,996
First BanCorp	16,623	323,650
First Commonwealth Financial Corp.	24,140	396,862
FirstCash Holdings, Inc.	2,222	249,486
Hanover Insurance Group, Inc.	3,408	581,166
Kemper Corp.	12,262	828,666
National Bank Holdings Corp. - Class A	11,262	471,540
Popular, Inc.	1,643	165,006
Prosperity Bancshares, Inc.	6,220	477,447
Webster Financial Corp.	12,947	729,175
		6,890,111
Health Care — 5.2%
Enovis Corp. (a)(b)	18,861	728,978
Phreesia, Inc. (a)	11,558	306,749
Teleflex, Inc.	3,306	438,871
Tenet Healthcare Corp. (a)	1,339	169,504
		1,644,102
Industrials — 18.9%
ABM Industries, Inc.	6,995	380,038
Air Lease Corp. (b)	11,739	562,533
Allison Transmission Holdings, Inc.	1,425	144,994
Arcosa, Inc.	3,330	279,320
Bloom Energy Corp. - Class A (a)(b)	4,686	112,558
BrightView Holdings, Inc. (a)	27,838	373,586
Clarivate PLC (a)(b)	32,939	141,308
Driven Brands Holdings, Inc. (a)	21,666	379,805
Embraer SA - ADR (a)(b)	1,717	81,815
Fluor Corp. (a)	6,955	264,499
GXO Logistics, Inc. (a)(b)	9,731	383,596
Hillman Solutions Corp. (a)	23,428	228,657
IES Holdings, Inc. (a)(b)	677	120,729
KBR, Inc.	4,681	229,509
Knight-Swift Transportation Holdings, Inc.	6,988	352,475
Leonardo DRS, Inc. (a)(b)	9,112	277,460
MasTec, Inc. (a)	3,566	465,684
MYR Group, Inc. (a)	2,566	314,900
RXO, Inc. (a)(b)	3,869	79,199
Star Bulk Carriers Corp. (b)	28,011	437,812
Timken Co., (The) (b)	2,269	183,789
UFP Industries, Inc.	1,624	173,768
		5,968,034
Information Technology — 8.4%
BlackBerry Ltd. (a)(b)	22,668	106,766
Crane NXT Co.	6,055	337,990
Diodes, Inc. (a)	3,885	191,842
NCR Voyix Corp. (a)(b)	25,201	284,267
Silicon Motion Technology Corp. - ADR	11,662	654,238
Teradata Corp. (a)	11,509	274,375
Tower Semiconductor Ltd. (a)	11,306	480,505
Verint Systems, Inc. (a)	14,368	324,286
		2,654,269
Materials — 9.5%
Alcoa Corp.	8,565	284,786
Ashland, Inc.	7,118	432,917
Capstone Copper Corp. (a)	64,640	356,989
Commercial Metals Co.	3,455	167,360
Constellium SE (a)	31,967	363,784
ERO Copper Corp. (a)	25,606	302,663
Huntsman Corp.	17,076	289,097
thyssenkrupp AG	32,250	254,117
Tronox Holdings PLC	26,267	203,832
Warrior Met Coal, Inc.	6,908	332,551
		2,988,096
Real Estate — 6.1%
Brixmor Property Group, Inc.	26,904	752,237
Cushman & Wakefield PLC (a)	20,519	243,971
Getty Realty Corp. (b)	19,272	605,141
Newmark Group, Inc. - Class A	21,087	309,346
		1,910,695
Utilities — 5.3%
ALLETE, Inc.	6,802	446,823
Portland General Electric Co.	13,287	595,656

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 43

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND	Schedule of Investments (continued)

	Shares	Value
Utilities — (continued)
Spire, Inc.	6,792	$522,033
Talen Energy Corp. (a)	472	98,153
		1,662,665
TOTAL COMMON STOCKS (Cost $27,796,491)		30,066,290
	Units
SHORT-TERM INVESTMENTS — 16.5%
Investments Purchased with Proceeds from Securities Lending — 16.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	5,196,091	5,196,091
TOTAL SHORT-TERM INVESTMENTS (Cost $5,196,091)		5,196,091
TOTAL INVESTMENTS — 112.0% (Cost $32,992,582)		35,262,381
Liabilities in Excess of Other Assets — (12.0)%		(3,779,431)
TOTAL NET ASSETS — 100.0%		$31,482,950

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Industry classifications may be different than those used for compliance monitoring purposes.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $5,054,067 which represented 16.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 44

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$29,812,173	$254,117	$—	$30,066,290
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,196,091
Total Investments	$29,812,173	$254,117	$—	$35,262,381

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,196,091 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 45

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
Statements of Assets and Liabilities

	Boston Partners All-Cap Value Fund	Boston Partners Emerging Markets Dynamic Equity Fund	Boston Partners Global Equity Fund	Boston Partners Global Sustainability Fund
ASSETS
Investments in securities, at value†^	$1,369,546,336	$35,341,906	$237,651,881	$10,333,165
Investments purchased with proceeds from securities lending collateral, at value*	44,298,159	—	8,399,971	—
Short-term investments, at value**	—	8,461,582	—	—
Cash and cash equivalents	34,080,042	10,225,608	2,722,947	120,483
Foreign currency, at value#	—	—	33,611	—
Offering costs	—	—	—	—
Receivables
Investments sold	—	454,531	885,006	—
Foreign currency deposits with brokers for securities sold short#	—	531,778	—	—
Deposits with brokers for contracts for difference	—	1,469,394	—	—
Deposits with brokers for securities sold short	—	341,979	—	—
Capital shares sold	835,658	38	77,116	—
Dividends and interest	1,726,901	1,550,349	719,101	35,309
Due from advisor	—	—	—	804
Unrealized appreciation on contracts for difference◊	—	7,252,349	—	—
Prepaid expenses and other assets	74,351	362,899	25,585	—
Total assets	1,450,561,447	65,992,413	250,515,218	10,489,761
LIABILITIES
Securities sold short, at value‡	—	636,540	—	—
Payables
Securities lending collateral	44,298,159	—	8,399,971	—
Investments purchased	—	523,678	—	—
Capital shares redeemed	1,355,704	6,339	3,578	—
Investment advisory fees	870,260	76,440	180,402	—
Custodian fees	5,514	3,068	12,668	1,889
Distribution and service fees	32,517	—	—	—
Dividends on securities sold short	—	—	—	—
Administration and accounting fees	60,206	6,106	12,442	6,061
Transfer agent fees	47,601	—	3,259	250
Unrealized depreciation on contracts for difference◊	—	2,544,736	—	—
Other accrued expenses and liabilities	24,149	1,417,481	32,720	24,334
Total liabilities	46,694,110	5,214,388	8,645,040	32,534
Net Assets	$1,403,867,337	$60,778,025	$241,870,178	$10,457,227
NET ASSETS CONSIST OF:
Par value	$44,073	$6,888	$9,776	$856
Paid-in Capital	756,917,685	72,089,916	188,249,153	8,086,888
Total Distributable earnings/(loss)	646,905,579	(11,318,779)	53,611,249	2,369,483
Net Assets	$1,403,867,337	$60,778,025	$241,870,178	$10,457,227
INSTITUTIONAL CLASS
Net assets	$1,192,505,680	$60,778,025	$241,870,178	$10,457,227
Shares outstanding	37,397,939	6,888,186	9,775,900	855,816
Net asset value, offering and redemption price per share	$31.89	$8.82	$24.74	$12.22
INVESTOR CLASS
Net assets	$211,361,657	$—	$—	$—
Shares outstanding	6,674,701	—	—	—
Net asset value, offering and redemption price per share	$31.67	$—	$—	$—
† Investments in securities, at cost	$771,896,061	$33,642,472	$183,644,993	$8,016,594
^ Includes market value of securities on loan	$43,498,565	$—	$8,306,512	$—
* Investments purchased with proceeds from securities lending collateral, at cost	$44,298,159	$—	$8,399,971	$—
** Short-term investments, at cost	$—	$8,461,582	$—	$—
# Foreign currency, at cost	$—	$531,434	$33,823	$—
‡ Proceeds received, securities sold short	$—	$691,442	$—	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 46

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
Statements of Assets and Liabilities (continued)

	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
ASSETS
Investments in securities, at value†^	$64,812,460	$562,461,132	$551,917,940
Investments purchased with proceeds from securities lending collateral, at value*	7,760,641	—	104,582,701
Short-term investments, at value**	819	11,161	—
Cash and cash equivalents	2,767,173	34,435,492	11,291,246
Foreign currency, at value#	—	—	—
Offering Costs	—	—	—
Receivables
Investments sold	690,033	1,399,490	7,182,968
Foreign currency deposits with brokers for securities sold short	2,830,435	38,680,369	—
Deposits with brokers for contracts for difference	—	—	—
Deposits with brokers for securities sold short	10,404,689	64,950,219	—
Capital shares sold	86,530	496,867	164,527
Dividends and interest	75,681	1,314,153	366,127
Due from advisor	—	—	—
Unrealized appreciation on contracts for difference◊	—	8,984,041	—
Prepaid expenses and other assets	16,457	2,077,473	36,625
Total assets	89,444,918	714,810,397	675,542,134
LIABILITIES
Securities sold short, at value‡	12,446,796	103,765,125	—
Payables
Securities lending collateral	7,760,641	—	104,582,701
Investments purchased	552,558	6,584,085	11,259,072
Capital shares redeemed	1,921	1,361,259	183,393
Investment advisory fees	89,681	501,871	435,616
Custodian fees	3,537	8,632	877
Distribution and service fees	8,241	4,264	83,328
Dividends on securities sold short	5,877	193,159	—
Administration and accounting fees	6,447	30,734	26,898
Transfer agent fees	4,359	26,420	27,700
Unrealized depreciation on contracts for difference◊	6,226	5,327,288	—
Other accrued expenses and liabilities	38,670	2,019,777	73,448
Total liabilities	20,924,954	119,822,614	116,673,033
Net Assets	$68,519,964	$594,987,783	$558,869,101
NET ASSETS CONSIST OF:
Par value	$5,778	$42,594	$21,654
Paid-in Capital	43,829,665	382,730,569	414,385,594
Total Distributable earnings/(loss)	24,684,521	212,214,620	144,461,853
Net Assets	$68,519,964	$594,987,783	$558,869,101
INSTITUTIONAL CLASS
Net assets	$52,322,587	$586,890,311	$504,846,243
Shares outstanding	4,084,949	41,986,367	19,424,135
Net asset value, offering and redemption price per share	$12.81	$13.98	$25.99
INVESTOR CLASS
Net assets	$16,197,377	$8,097,472	$54,022,858
Shares outstanding	1,692,555	607,561	2,229,537
Net asset value, offering and redemption price per share	$9.57	$13.33	$24.23
† Investments in securities, at cost	$46,593,801	$406,954,374	$433,374,033
^ Includes market value of securities on loan	$7,637,700	$—	$102,379,111
* Investments purchased with proceeds from securities lending collateral, at cost	$7,760,641	$—	$104,582,701
** Short-term investments, at cost	$819	$11,161	$—
# Foreign currency, at cost	$3,235,180	$39,337,190	$—
‡ Proceeds received, securities sold short	$16,921,939	$115,480,224	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 47

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
Statements of Assets and Liabilities (concluded)

	WPG Partners Select Hedged Fund	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
ASSETS
Investments in securities, at value†^	$27,903,098	$151,923,203	$30,066,290
Investments purchased with proceeds from securities lending collateral, at value*	—	—	5,196,091
Short-term investments, at value**	—	—	—
Cash and cash equivalents	2,047,584	12,896,918	1,138,515
Foreign currency, at value#	—	—	330,433
Offering Costs	10,079	—	—
Receivables
Investments sold	111,217	—	149,458
Foreign currency deposits with brokers for securities sold short	—	—	—
Deposits with brokers for contracts for difference	—	—	—
Deposits with brokers for securities sold short	17,874,812	—	—
Capital shares sold	—	178,033	363
Dividends and interest	43,187	151,911	35,183
Due from advisor	—	—	—
Unrealized appreciation on contracts for difference◊	—	—	—
Prepaid expenses and other assets	—	11,213	17,270
Total assets	47,989,977	165,161,278	36,933,603
LIABILITIES
Securities sold short, at value‡	15,736,602	—	—
Payables
Securities lending collateral	—	—	5,196,091
Investments purchased	2,879,686	4,917,207	197,597
Capital shares redeemed	1,677	22,799	—
Investment advisory fees	31,045	124,091	18,406
Custodian fees	1,095	—	1,500
Distribution and service fees	—	—	—
Dividends on securities sold short	10,082	—	—
Administration and accounting fees	4,700	1,994	4,148
Transfer agent fees	5,179	651	556
Unrealized depreciation on contracts for difference◊	—	—	—
Other accrued expenses and liabilities	55,705	18,298	32,355
Total liabilities	18,725,771	5,085,040	5,450,653
Net Assets	$29,264,206	$160,076,238	$31,482,950
NET ASSETS CONSIST OF:
Par value	$3,018	$15,041	$1,684
Paid-in Capital	30,994,082	158,719,674	26,454,010
Total Distributable earnings/(loss)	(1,732,894)	1,341,523	5,027,256
Net Assets	$29,264,206	$160,076,238	$31,482,950
INSTITUTIONAL CLASS
Net assets	$29,264,206	$160,076,238	$31,482,950
Shares outstanding	3,017,927	15,040,628	1,684,245
Net asset value, offering and redemption price per share	$9.70	$10.64	$18.69
INVESTOR CLASS
Net assets	$—	$—	$—
Shares outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—
† Investments in securities, at cost	$28,065,747	$153,336,056	$27,796,492
^ Includes market value of securities on loan	$—	$—	$5,054,067
* Investments purchased with proceeds from securities lending collateral, at cost	$—	$—	$5,196,091
** Short-term investments, at cost	$—	$—	$—
# Foreign currency, at cost	$—	$—	$343,190
‡ Proceeds received, securities sold short	$16,758,556	$—	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 48

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
Statements of Operations

	Boston Partners All-Cap Value Fund	Boston Partners Emerging Markets Dynamic Equity Fund	Boston Partners Global Equity Fund	Boston Partners Global Sustainability Fund
Investment Income
Dividends*	$10,756,677	$352,119	$1,891,898	$71,183
Interest	620,327	430,969	156,533	4,535
Income from securities loaned (Note 8)	34,396	—	5,707	—
Prime broker interest income	—	—	—	—
Total investment income	11,411,400	783,088	2,054,138	75,718
Expenses
Advisory fees	5,041,936	373,700	1,045,567	43,073
Transfer agent fees	384,477	5,430	74,574	1,323
Distribution fees (Investor Class)	265,956	—	—	—
Administration and accounting fees	174,138	20,804	44,133	10,253
Director’s fees	74,917	27,114	12,920	740
Officer’s fees	97,204	4,503	16,862	820
Legal fees	44,641	1,525	6,438	10
Printing and shareholder reporting fees	17,277	10,496	11,699	8,825
Registration fees	93,179	4,358	15,654	1,141
Audit and tax service fees	19,544	33,309	26,321	21,580
Custodian fees	18,541	31,485	33,437	8,006
Offering expenses	—	—	—	—
Other expense	40,485	2,063	6,627	1,351
Dividend expense on securities sold short	—	—	—	—
Prime broker interest expense	—	29,173	—	—
Total expenses before waivers and/or reimbursements	6,272,295	543,960	1,294,232	97,122
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(241,925)	(96,244)	(190,578)	(48,142)
Net expenses after waivers and/or reimbursements net of amounts recouped	6,030,370	447,716	1,103,654	48,980
Net investment income/(loss)	5,381,030	335,372	950,484	26,738

Net realized gain/(loss) from:
Investment securities	82,919,478	748,369	4,168,264	485,217
Purchased options	—	—	—	—
Securities sold short	—	(33,439)	—	—
Options written†	—	—	—	—
Contracts for difference†	—	(1,409,500)	—	—
Foreign currency transactions	—	(75,119)	33,403	(2,911)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(40,313,096)	(989,714)	(21,774)	(200,342)
Purchased options	—	—	—	—
Securities sold short	—	107,971	—	—
Options written†	—	—	—	—
Contracts for difference†	—	2,101,549	—	—
Foreign currency translation	(2,477)	1,521	(29,548)	(1,963)
Net realized and unrealized gain/(loss)	42,603,905	451,638	4,150,345	280,001
Net increase/(decrease) in net assets resulting from operations	$47,984,935	$787,010	$5,100,829	$306,739
* Net of foreign withholding taxes of	$(22,014)	$(39,909)	$(109,344)	$(4,938)
† Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 49

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
Statements of Operations (continued)

	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
Investment Income
Dividends*	$530,950	$4,265,628	$3,924,580
Interest	62,706	501,868	369,382
Income from securities loaned (Note 8)	11,636	—	159,048
Prime broker interest income	289,114	1,893,895	—
Total investment income	894,406	6,661,391	4,453,010
Expenses
Advisory fees	724,109	3,656,488	2,425,087
Transfer agent fees	19,314	118,463	167,593
Distribution fees (Investor Class)	19,288	9,984	70,536
Administration and accounting fees	20,538	96,231	75,667
Director’s fees	2,740	29,266	27,096
Officer’s fees	4,137	40,715	38,602
Legal fees	2,163	8,534	20,489
Printing and shareholder reporting fees	16,956	19,274	16,795
Registration fees	4,089	39,655	38,523
Audit and tax service fees	27,576	31,426	19,780
Custodian fees	8,614	20,356	9,278
Offering expenses	—	—	—
Other expense	2,714	18,701	15,452
Dividend expense on securities sold short	17,926	991,137	—
Prime broker interest expense	149,949	139,747	—
Total expenses before waivers and/or reimbursements	1,020,113	5,219,977	2,924,898
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(201,871)	—	(29,849)
Net expenses after waivers and/or reimbursements net of amounts recouped	818,242	5,219,977	2,895,049
Net investment income/(loss)	76,164	1,441,414	1,557,961

Net realized gain/(loss) from:
Investment securities	5,759,069	49,870,792	44,434,806
Purchased options	22,365	—	—
Securities sold short	(865,526)	(3,205,872)	—
Options written†	64,989	(75,205)	—
Contracts for difference†	(25)	(3,237,711)	—
Foreign currency transactions	(10,553)	(86,179)	(8)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(2,291,034)	(27,907,475)	(33,366,239)
Purchased options	—	—	—
Securities sold short	(352,925)	(719,956)	—
Options written†	—	44,492	—
Contracts for difference†	12,377	3,304,497	—
Foreign currency translation	(149,799)	(2,212,962)	—
Net realized and unrealized gain/(loss)	2,188,938	15,774,421	11,068,559
Net increase/(decrease) in net assets resulting from operations	$2,265,102	$17,215,835	$12,626,520
* Net of foreign withholding taxes of	$(23,069)	$(80,360)	$(16,794)
† Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 50

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2025 (Unaudited)
Statements of Operations (concluded)

	WPG Partners Select Hedged Fund	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
Investment Income
Dividends*	$279,090	$899,567	$605,237
Interest	37,440	168,681	26,332
Income from securities loaned (Note 8)	—	—	10,011
Prime broker interest income	751,375	—	—
Total investment income	1,067,905	1,068,248	641,580
Expenses
Advisory fees	306,548	712,180	132,477
Transfer agent fees	4,125	15,377	6,898
Distribution fees (Investor Class)	—	—	—
Administration and accounting fees	14,108	19,900	12,673
Director’s fees	172	6,162	1,780
Officer’s fees	—	6,791	2,172
Legal fees	1,382	3,005	1,851
Printing and shareholder reporting fees	12,066	11,763	9,177
Registration fees	—	6,433	2,111
Audit and tax service fees	25,059	15,788	19,597
Custodian fees	7,311	1,602	9,655
Offering expenses	27,774	—	—
Other expense	1,666	3,603	1,281
Dividend expense on securities sold short	226,223	—	—
Prime broker interest expense	84,981	—	—
Total expenses before waivers and/or reimbursements	711,415	802,604	199,672
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(31,876)	66,669	(17,515)
Net expenses after waivers and/or reimbursements net of amounts recouped	679,539	869,273	182,157
Net investment income/(loss)	388,366	198,975	459,423

Net realized gain/(loss) from:
Investment securities	1,680,848	4,273,827	2,560,553
Purchased options	—	—
Securities sold short	(2,468,601)	—	—
Options written†	—	—	—
Contracts for difference†	—	—	—
Foreign currency transactions	(1,306)	(4,872)	(3,910)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(4,223,755)	(19,052,022)	(5,009,255)
Purchased options	—	—	—
Securities sold short	1,614,727	—	—
Options written†	—	—	—
Contracts for difference†	—	—	—
Foreign currency translation	—	—	(13,330)
Net realized and unrealized gain/(loss)	(3,398,087)	(14,783,067)	(2,465,942)
Net increase/(decrease) in net assets resulting from operations	$(3,009,721)	$(14,584,092)	$(2,006,519)
* Net of foreign withholding taxes of	$(5,528)	$(14,957)	$(3,444)
† Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 51

BOSTON PARTNERS INVESTMENT FUNDS	(Unaudited)
Statements of Changes in Net Assets

	Boston Partners All-Cap Value Fund		Boston Partners Emerging Markets Dynamic Equity Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$5,381,030	$12,925,335	$335,372	$1,079,216
Net realized gain/(loss) from investments and foreign currency	82,919,478	111,488,816	(769,689)	266,119
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(40,315,573)	120,986,503	1,221,327	(706,903)
Net increase/(decrease) in net assets resulting from operations	47,984,935	245,400,654	787,010	638,432

Dividends and distributions to shareholders from:
Distributable earnings:
Institutional Class	(115,942,510)	(113,490,263)	—	—
Investor Class	(19,479,841)	(23,113,027)	—	—
Net decrease in net assets from dividends and distributions to shareholders	(135,422,351)	(136,603,290)	—	—

Capital transactions:
Institutional Class
Proceeds from shares sold	59,287,252	240,527,804	1,187,810	1,484,132
Reinvestment of distributions	92,688,487	89,167,313	—	—
Shares redeemed	(157,284,699)	(314,817,112)	(1,164,400)	(3,979,687)
Investor Class
Proceeds from shares sold	6,218,496	11,463,927	—	—
Reinvestment of distributions	18,446,970	22,007,650	—	—
Shares redeemed	(21,015,983)	(57,211,482)	—	—
Net increase/(decrease) in net assets from capital transactions	(1,659,477)	(8,861,900)	23,410	(2,495,555)
Total increase/(decrease) in net assets	(89,096,893)	99,935,464	810,420	(1,857,123)

Net assets:
Beginning of period	1,492,964,230	1,393,028,766	59,967,605	61,824,728
End of period	$1,403,867,337	$1,492,964,230	$60,778,025	$59,967,605

Share transactions:
Institutional Class
Shares sold	1,831,824	7,740,493	135,551	166,306
Shares reinvested	2,983,215	2,986,179	—	—
Shares redeemed	(4,883,509)	(9,927,991)	(133,164)	(453,041)
Net increase/(decrease)	(68,470)	798,681	2,387	(286,735)
Investor Class
Shares sold	190,239	367,862	—	—
Shares reinvested	597,569	741,248	—	—
Shares redeemed	(648,404)	(1,824,011)	—	—
Net increase/(decrease)	139,404	(714,901)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 52

BOSTON PARTNERS INVESTMENT FUNDS	(Unaudited)
Statements of Changes in Net Assets (continued)

	Boston Partners Global Equity Fund		Boston Partners Global Sustainability Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$950,484	$4,370,244	$26,738	$187,150
Net realized gain/(loss) from investments and foreign currency	4,201,667	17,664,696	482,306	2,375,281
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(51,322)	22,700,676	(202,305)	434,350
Net increase/(decrease) in net assets resulting from operations	5,100,829	44,735,616	306,739	2,996,781

Dividends and distributions to shareholders from:
Distributable earnings:
Institutional Class	(11,307,608)	(4,137,287)	(164,124)	(383,298)
Net decrease in net assets from dividends and distributions to shareholders	(11,307,608)	(4,137,287)	(164,124)	(383,298)

Capital transactions:
Institutional Class
Proceeds from shares sold	9,568,095	14,745,831	211,953	1,000,184
Reinvestment of distributions	10,762,706	3,944,599	164,123	383,298
Shares redeemed	(16,901,339)	(26,805,073)	(1,458,932)	(16,496,527)
Net increase/(decrease) in net assets from capital transactions	3,429,462	(8,114,643)	(1,082,856)	(15,113,045)
Total increase/(decrease) in net assets	(2,777,317)	32,483,686	(940,241)	(12,499,562)

Net assets:
Beginning of period	244,647,495	212,163,809	11,397,468	23,897,030
End of period	$241,870,178	$244,647,495	$10,457,227	$11,397,468

Share transactions:
Institutional Class
Shares sold	398,841	654,463	17,865	95,216
Shares reinvested	458,768	178,005	14,161	36,785
Shares redeemed	(697,740)	(1,210,800)	(130,262)	(1,568,110)
Net increase/(decrease)	159,869	(378,332)	(98,236)	(1,436,109)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 53

BOSTON PARTNERS INVESTMENT FUNDS	(Unaudited)
Statements of Changes in Net Assets (continued)

	Boston Partners Long/Short Equity Fund		Boston Partners Long/Short Research Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$76,164	$232,345	$1,441,414	$5,221,562
Net realized gain/(loss) from investments and foreign currency	4,970,319	11,659,242	43,265,825	59,371,487
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(2,781,381)	713,465	(27,491,404)	35,531,428
Net increase/(decrease) in net assets resulting from operations	2,265,102	12,605,052	17,215,835	100,124,477

Dividends and distributions to shareholders from:
Distributable earnings:
Institutional Class	(8,827,226)	(9,339,469)	(59,554,854)	(66,527,383)
Investor Class	(3,581,735)	(2,682,662)	(849,904)	(732,348)
Net decrease in net assets from dividends and distributions to shareholders	(12,408,961)	(12,022,131)	(60,404,758)	(67,259,731)

Capital transactions:
Institutional Class
Proceeds from shares sold	11,369,210	3,592,766	104,290,727	119,238,251
Reinvestment of distributions	8,511,481	9,007,246	31,639,246	32,190,431
Shares redeemed	(8,082,299)	(21,774,134)	(90,522,536)	(288,736,079)
Investor Class
Proceeds from shares sold	3,377,223	3,797,621	617,397	1,584,296
Reinvestment of distributions	3,529,613	2,626,901	849,904	731,513
Shares redeemed	(2,935,121)	(2,990,895)	(649,848)	(2,348,054)
Net increase/(decrease) in net assets from capital transactions	15,770,107	(5,740,495)	46,224,890	(137,339,642)
Total increase/(decrease) in net assets	5,626,248	(5,157,574)	3,035,967	(104,474,896)

Net assets:
Beginning of period	62,893,716	68,051,290	591,951,816	696,426,712
End of period	$68,519,964	$62,893,716	$594,987,783	$591,951,816

Share transactions:
Institutional Class
Shares sold	871,344	254,300	7,281,989	8,521,172
Shares reinvested	671,782	701,499	2,291,039	2,455,410
Shares redeemed	(620,216)	(1,549,426)	(6,303,089)	(20,947,454)
Net increase/(decrease)	922,910	(593,627)	3,269,939	(9,970,872)
Investor Class
Shares sold	322,150	354,242	44,091	115,490
Shares reinvested	372,715	258,299	64,533	58,149
Shares redeemed	(291,128)	(267,373)	(48,307)	(175,931)
Net increase/(decrease)	403,737	345,168	60,317	(2,292)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 54

BOSTON PARTNERS INVESTMENT FUNDS	(Unaudited)
Statements of Changes in Net Assets (continued)

	Boston Partners Small Cap Value Fund II
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$1,557,961	$4,633,649
Net realized gain/(loss) from investments and foreign currency	44,434,798	80,780,984
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(33,366,239)	14,384,396
Net increase/(decrease) in net assets resulting from operations	12,626,520	99,799,029

Dividends and distributions to shareholders from:
Distributable earnings:
Institutional Class	(66,484,637)	(60,315,331)
Investor Class	(7,573,971)	(7,258,207)
Net decrease in net assets from dividends and distributions to shareholders	(74,058,608)	(67,573,538)

Capital transactions:
Institutional Class
Proceeds from shares sold	50,987,939	66,178,718
Reinvestment of distributions	64,990,134	58,874,147
Shares redeemed	(98,703,197)	(145,635,464)
Investor Class
Proceeds from shares sold	1,011,844	3,760,286
Reinvestment of distributions	7,332,895	7,055,068
Shares redeemed	(5,492,628)	(16,957,577)
Net increase/(decrease) in net assets from capital transactions	20,126,987	(26,724,822)
Total increase/(decrease) in net assets	(41,305,101)	5,500,669

Net assets:
Beginning of period	600,174,202	594,673,533
End of period	$558,869,101	$600,174,202

Share transactions:
Institutional Class
Shares sold	1,791,068	2,513,191
Shares reinvested	2,407,042	2,307,885
Shares redeemed	(3,551,298)	(5,501,460)
Net increase/(decrease)	646,812	(680,384)
Investor Class
Shares sold	38,972	151,193
Shares reinvested	291,219	293,839
Shares redeemed	(213,141)	(685,234)
Net increase/(decrease)	117,050	(240,202)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 55

BOSTON PARTNERS INVESTMENT FUNDS	(Unaudited)
Statements of Changes in Net Assets (continued)

	WPG Partners Select Hedged Fund		WPG Partners Select Small Cap Value Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Period Ended August 31, 2024*	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$388,366	$372,248	$198,975	$21,846
Net realized gain/(loss) from investments and foreign currency	(789,059)	(1,926,510)	4,268,955	4,373,965
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(2,609,028)	3,468,333	(19,052,022)	10,778,980
Net increase/(decrease) in net assets resulting from operations	(3,009,721)	1,914,071	(14,584,092)	15,174,791

Dividends and distributions to shareholders from:
Distributable earnings:
Institutional Class	(637,244)	—	(5,331,430)	(14,373,145)
Net decrease in net assets from dividends and distributions to shareholders	(637,244)	—	(5,331,430)	(14,373,145)

Capital transactions:
Institutional Class
Proceeds from shares sold	5,931,170	52,528,063	76,765,072	69,842,753
Reinvestment of distributions	34,477	—	4,074,306	14,245,244
Shares redeemed	(26,979,901)	(516,709)	(24,477,254)	(68,589,373)
Net increase/(decrease) in net assets from capital transactions	(21,014,254)	52,011,354	56,362,124	15,498,624
Total increase/(decrease) in net assets	(24,661,219)	53,925,425	36,446,602	16,300,270

Net assets:
Beginning of period	53,925,425	—	123,629,636	107,329,366
End of period	$29,264,206	$53,925,425	$160,076,238	$123,629,636

Share transactions:
Institutional Class
Shares sold	601,241	5,230,787	6,632,093	6,367,546
Shares reinvested	3,455	—	346,749	1,428,811
Shares redeemed	(2,766,680)	(50,876)	(2,166,756)	(6,651,263)
Net increase/(decrease)	(2,161,984)	5,179,911	4,812,086	1,145,094
* The Fund commenced operations on May 3, 2024

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 56

BOSTON PARTNERS INVESTMENT FUNDS	(Unaudited)
Statements of Changes in Net Assets (concluded)

	WPG Partners Small Cap Value Diversified Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$459,423	$253,505
Net realized gain/(loss) from investments and foreign currency	2,556,643	1,848,956
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(5,022,585)	3,647,651
Net increase/(decrease) in net assets resulting from operations	(2,006,519)	5,750,112

Dividends and distributions to shareholders from:
Distributable earnings:
Institutional Class	(1,976,316)	(2,113,959)
Net decrease in net assets from dividends and distributions to shareholders	(1,976,316)	(2,113,959)

Capital transactions:
Institutional Class
Proceeds from shares sold	1,525,621	863,166
Reinvestment of distributions	1,907,591	1,990,247
Shares redeemed	(1,045,580)	(2,674,828)
Net increase/(decrease) in net assets from capital transactions	2,387,632	178,585
Total increase/(decrease) in net assets	(1,595,203)	3,814,738

Net assets:
Beginning of period	33,078,153	29,263,415
End of period	$31,482,950	$33,078,153

Share transactions:
Institutional Class
Shares sold	74,915	44,741
Shares reinvested	95,332	109,055
Shares redeemed	(51,786)	(143,343)
Net increase/(decrease)	118,461	10,453

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 57

BOSTON PARTNERS ALL-CAP VALUE FUND
Financial Highlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$33.97		$31.76	$30.78	$33.77	$24.53	$24.97
Net Investment Income/(Loss)*	0.13		0.30	0.41	0.33	0.26	0.36
Net Realized and Unrealized Gain/(Loss) on Investments	0.95		5.29	3.16	(1.51)	9.43	(0.08)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.08		5.59	3.57	(1.18)	9.69	0.28
Dividends to Shareholders from Net Investment Income	(0.30)		(0.52)	(0.31)	(0.33)	(0.21)	(0.37)
Distributions to Shareholders from Net Realized Gains	(2.86)		(2.86)	(2.28)	(1.48)	(0.24)	(0.35)
Total Dividend and Distributions to Shareholders	(3.16)		(3.38)	(2.59)	(1.81)	(0.45)	(0.72)
Net Asset Value, End of Period	$31.89		$33.97	$31.76	$30.78	$33.77	$24.53
Total Investment Return[1]	3.42%		19.04%	12.00%	(3.76)%	39.91%	0.84%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,192,506		$1,272,666	$1,164,397	$1,200,629	$1,653,698	$1,053,301
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	0.80	%(2)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	N/A		N/A	N/A	N/A	N/A	N/A
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	0.83	%(2)	0.85%	0.84%	0.86%	0.83%	0.84%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.78	%(2)	0.96%	1.35%	1.00%	0.86%	1.46%
Portfolio Turnover Rate	17	%(3)	24%	33%	29%	33%	37%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 58

BOSTON PARTNERS ALL-CAP VALUE FUND
Financial HIghlights (concluded)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Investor Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$33.71		$31.53	$30.58	$33.56	$24.39	$24.82
Net Investment Income/(Loss)*	0.09		0.22	0.33	0.25	0.18	0.30
Net Realized and Unrealized Gain/(Loss) on Investments	0.95		5.26	3.13	(1.51)	9.38	(0.09)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.04		5.48	3.46	(1.26)	9.56	0.21
Dividends to Shareholders from Net Investment Income	(0.22)		(0.44)	(0.23)	(0.24)	(0.15)	(0.29)
Distributions to Shareholders from Net Realized Gains	(2.86)		(2.86)	(2.28)	(1.48)	(0.24)	(0.35)
Total Dividend and Distributions to Shareholders	(3.08)		(3.30)	(2.51)	(1.72)	(0.39)	(0.64)
Net Asset Value, End of Period	$31.67		$33.71	$31.53	$30.58	$33.56	$24.39
Total Investment Return[1]	3.30%		18.77%	11.68%	(4.00)%	39.57%	0.59%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$211,362		$220,298	$228,631	$230,437	$279,306	$220,927
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	1.05	%(2)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	N/A		N/A	N/A	N/A	N/A	N/A
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.08	%(2)	1.10%	1.09%	1.11%	1.08%	1.09%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.53	%(2)	0.71%	1.10%	0.75%	0.61%	1.21%
Portfolio Turnover Rate	17	%(3)	24%	33%	29%	33%	37%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 59

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
Financial Highlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$8.71		$8.62	$10.23	$11.44	$11.23	$10.45
Net Investment Income/(Loss)*	0.05		0.16	0.13	0.07	(0.02)	0.19
Net Realized and Unrealized Gain/(Loss) on Investments	0.06		(0.07)	0.27	(1.27)	1.17	0.82
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.11		0.09	0.40	(1.20)	1.15	1.01
Dividends to Shareholders from Net Investment Income	—		—	(2.01)	(0.01)	(0.94)	(0.23)
Distributions to Shareholders from Net Realized Gains	—		—	—	—	—	—
Total Dividend and Distributions to Shareholders	—		—	(2.01)	(0.01)	(0.94)	(0.23)
Net Asset Value, End of Period	$8.82		$8.71	$8.62	$10.23	$11.44	$11.23
Total Investment Return[1]	1.26%		1.04%	4.98%	(10.52)%	10.38%	9.75%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$60,778		$59,968	$61,825	$60,616	$61,430	$60,176
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	1.50	%(2)	1.45%	1.42%	1.42%	1.75%	1.66%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	1.40%		1.40%	1.40%	1.40%	1.40%	1.49%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.82	%(2)	1.63%	1.67%	1.73%	2.00%	2.19%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	1.12	%(2)	1.74%	1.52%	0.63%	(0.14)%	1.81%
Portfolio Turnover Rate	110	%(3)	202%	132%	136%	125%	219%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 60

BOSTON PARTNERS GLOBAL EQUITY FUND
Financial Highlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$25.44		$21.23	$18.69	$20.74	$15.15	$15.91
Net Investment Income/(Loss)*	0.10		0.45	0.45	0.39	0.25	0.15
Net Realized and Unrealized Gain/(Loss) on Investments	0.40		4.19	2.39	(2.08)	5.69	(0.67)
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.50		4.64	2.84	(1.69)	5.94	(0.52)
Dividends to Shareholders from Net Investment Income	(0.47)		(0.43)	(0.30)	(0.36)	(0.35)	(0.24)
Distributions to Shareholders from Net Realized Gains	(0.73)		—	—	—	—	—
Total Dividend and Distributions to Shareholders	(1.20)		(0.43)	(0.30)	(0.36)	(0.35)	(0.24)
Net Asset Value, End of Period	$24.74		$25.44	$21.23	$18.69	$20.74	$15.15
Total Investment Return[1]	2.20%		22.17%	15.28%	(8.27)%	39.66%	(3.40)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$241,870		$244,647	$212,164	$171,407	$183,433	$177,470
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	0.95	%(2)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	N/A		N/A	N/A	N/A	N/A	N/A
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.11	%(2)	1.11%	1.11%	1.13%	1.04%	1.22%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.82	%(2)	1.98%	2.20%	1.94%	1.38%	0.96%
Portfolio Turnover Rate	22	%(3)	48%	51%	59%	88%	118%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 61

BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND
Financial Highlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 19, 2021** through August 31, 2022
Per Share Operating Performance
Net Asset Value, Beginning of Period	$11.95		$10.00	$8.62	$10.00
Net Investment Income/(Loss)*	0.03		0.13	0.17	0.11
Net Realized and Unrealized Gain/(Loss) on Investments	0.57		1.98	1.35	(1.49)
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.60		2.11	1.52	(1.38)
Dividends to Shareholders from Net Investment Income	(0.16)		(0.16)	(0.14)	—
Distributions to Shareholders from Net Realized Gains	(0.17)		—	—	—
Total Dividend and Distributions to Shareholders	(0.33)		(0.16)	(0.14)	—
Net Asset Value, End of Period	$12.22		$11.95	$10.00	$8.62
Total Investment Return[1]	3.78%		21.34%	17.71%	(13.80)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$10,457		$11,397	$23,897	$22,640
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	0.90	%(2)	0.90%	0.90%	0.90	%(2)
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	N/A		N/A	N/A	N/A
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.80	%(2)	1.53%	1.36%	1.73	%(2)
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.50	%(2)	1.23%	1.80%	1.75	%(2)
Portfolio Turnover Rate	32	%(3)	73%	77%	55	%(3)

*	Calculated based on average shares outstanding.
**	Commencement of operations.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 62

BOSTON PARTNERS Long/Short Equity Fund
Financial HIghlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$15.04		$14.99	$14.73	$14.21	$15.15	$17.74
Net Investment Income/(Loss)*	0.02		0.06	0.07	(0.13)	(0.12)	(0.14)
Net Realized and Unrealized Gain/(Loss) on Investments	0.46		2.96	1.96	1.29	3.69	(0.70)
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.48		3.02	2.03	1.16	3.57	(0.84)
Dividends to Shareholders from Net Investment Income	(0.08)		(0.27)	—	—	—	—
Distributions to Shareholders from Net Realized Gains	(2.63)		(2.70)	(1.77)	(0.64)	(4.51)	(1.75)
Total Dividend and Distributions to Shareholders	(2.71)		(2.97)	(1.77)	(0.64)	(4.51)	(1.75)
Net Asset Value, End of Period	$12.81		$15.04	$14.99	$14.73	$14.21	$15.15
Total Investment Return[1]	3.42%		23.51%	14.69%	8.35%	29.08%	(5.78)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$52,323		$47,563	$56,303	$54,733	$49,551	$68,780
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	2.48	%(2)	2.04%	2.02%	2.55%	2.60%	2.57%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	1.96	%(2)	1.96%	1.96%	1.96%	1.97%	2.25%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	3.11	%(2)	2.72%	2.67%	3.18%	3.14%	2.74%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.29	%(2)	0.43%	0.50%	(0.87)%	(0.91)%	(0.81)%
Portfolio Turnover Rate	30	%(3)	35%	44%	40%	31%	46%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 63

BOSTON PARTNERS Long/Short Equity Fund
Financial HIghlights (concluded)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Investor Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$11.90		$12.45	$12.54	$12.22	$13.64	$16.17
Net Investment Income/(Loss)*	—		0.02	0.03	(0.14)	(0.14)	(0.16)
Net Realized and Unrealized Gain/(Loss) on Investments	0.36		2.38	1.65	1.10	3.23	(0.62)
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.36		2.40	1.68	0.96	3.09	(0.78)
Dividends to Shareholders from Net Investment Income	(0.06)		(0.25)	—	—	—	—
Distributions to Shareholders from Net Realized Gains	(2.63)		(2.70)	(1.77)	(0.64)	(4.51)	(1.75)
Total Dividend and Distributions to Shareholders	(2.69)		(2.95)	(1.77)	(0.64)	(4.51)	(1.75)
Net Asset Value, End of Period	$9.57		$11.90	$12.45	$12.54	$12.22	$13.64
Total Investment Return[1]	3.32%		23.26%	14.44%	8.07%	28.71%	(5.99)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$16,197		$15,331	$11,748	$11,720	$11,571	$14,484
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	2.73	%(2)	2.29%	2.27%	2.80%	2.85%	2.82%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	2.21	%(2)	2.21%	2.21%	2.21%	2.22%	2.50%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	3.36	%(2)	2.97%	2.92%	3.43%	3.39%	2.99%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.04	%(2)	0.18%	0.25%	(1.12)%	(1.16)%	(1.06)%
Portfolio Turnover Rate	30	%(3)	35%	44%	40%	31%	46%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 64

BOSTON PARTNERS Long/Short Research Fund
Financial HIghlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$15.09		$14.15	$15.98	$16.82	$13.31	$15.15
Net Investment Income/(Loss)*	0.04		0.12	0.16	(0.02)	(0.10)	(0.00)
Net Realized and Unrealized Gain/(Loss) on Investments	0.39		2.32	0.95	1.18	3.61	(1.48)
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.43		2.44	1.11	1.16	3.51	(1.48)
Dividends to Shareholders from Net Investment Income	(0.12)		(0.34)	(0.22)	—	—	(0.21)
Distributions to Shareholders from Net Realized Gains	(1.42)		(1.16)	(2.72)	(2.00)	—	(0.15)
Total Dividend and Distributions to Shareholders	(1.54)		(1.50)	(2.94)	(2.00)	—	(0.36)
Net Asset Value, End of Period	$13.98		$15.09	$14.15	$15.98	$16.82	$13.31
Total Investment Return[1]	3.03%		18.79%	7.16%	7.17%	26.37%	(10.13)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$586,890		$584,044	$688,944	$801,913	$808,565	$1,082,963
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	1.78	%(2)	1.90%	1.88%	1.95%	2.15%	2.21%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	1.40	%(2)	1.40%	1.40%	1.40%	1.40%	1.37%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.78	%(2)	1.90%	1.88%	1.95%	2.15%	2.21%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.50	%(2)	0.88%	1.12%	(0.10)%	(0.66)%	(0.01)%
Portfolio Turnover Rate	36	%(3)	53%	54%	85%	61%	66%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 65

BOSTON PARTNERS Long/Short Research Fund
Financial HIghlights (concluded)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Investor Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$14.45		$13.62	$15.48	$16.39	$13.01	$14.81
Net Investment Income/(Loss)*	0.02		0.09	0.12	(0.05)	(0.13)	(0.04)
Net Realized and Unrealized Gain/(Loss) on Investments	0.38		2.21	0.92	1.14	3.51	(1.44)
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.40		2.30	1.04	1.09	3.38	(1.48)
Dividends to Shareholders from Net Investment Income	(0.10)		(0.31)	(0.18)	—	—	(0.17)
Distributions to Shareholders from Net Realized Gains	(1.42)		(1.16)	(2.72)	(2.00)	—	(0.15)
Total Dividend and Distributions to Shareholders	(1.52)		(1.47)	(2.90)	(2.00)	—	(0.32)
Net Asset Value, End of Period	$13.33		$14.45	$13.62	$15.48	$16.39	$13.01
Total Investment Return[1]	2.87%		18.43%	6.92%	6.91%	25.98%	(10.32)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$8,097		$7,907	$7,483	$11,989	$10,220	$24,436
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	2.03	%(2)	2.15%	2.13%	2.20%	2.40%	2.46%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	1.65	%(2)	1.65%	1.65%	1.65%	1.65%	1.62%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	2.03	%(2)	2.15%	2.13%	2.20%	2.40%	2.46%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.25	%(2)	0.63%	0.87%	(0.35)%	(0.91)%	(0.26)%
Portfolio Turnover Rate	36	%(3)	53%	54%	85%	61%	66%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 66

Boston Partners Small Cap Value Fund II
Financial HIghlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$28.91		$27.43	$27.51	$32.34	$21.06	$23.42
Net Investment Income/(Loss)*	0.08		0.22	0.24	0.18	0.15	0.20
Net Realized and Unrealized Gain/(Loss) on Investments	0.75		4.57	1.60	(2.86)	11.27	(1.94)
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.83		4.79	1.84	(2.68)	11.42	(1.74)
Dividends to Shareholders from Net Investment Income	(0.23)		(0.25)	(0.26)	(0.12)	(0.14)	(0.28)
Distributions to Shareholders from Net Realized Gains	(3.52)		(3.06)	(1.66)	(2.03)	—	(0.34)
Total Dividend and Distributions to Shareholders	(3.75)		(3.31)	(1.92)	(2.15)	(0.14)	(0.62)
Net Asset Value, End of Period	$25.99		$28.91	$27.43	$27.51	$32.34	$21.06
Total Investment Return[1]	2.39%		19.09%	7.17%	(8.88)%	54.40%	(7.88)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$504,846		$542,807	$533,633	$688,375	$776,442	$503,349
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	0.99	%(2)	0.99%	0.99%	0.99%	0.99%	1.07%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	N/A		N/A	N/A	N/A	N/A	N/A
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.00	%(2)	1.03%	1.04%	1.02%	1.01%	1.09%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.57	%(2)	0.84%	0.91%	0.61%	0.52%	0.94%
Portfolio Turnover Rate	32	%(3)	55%	65%	24%	33%	46%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 67

Boston Partners Small Cap Value Fund II
Financial HIghlights (concluded)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Investor Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$27.16		$25.95	$26.12	$30.81	$20.07	$22.33
Net Investment Income/(Loss)*	0.04		0.15	0.17	0.10	0.07	0.15
Net Realized and Unrealized Gain/(Loss) on Investments	0.71		4.30	1.51	(2.72)	10.75	(1.85)
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.75		4.45	1.68	(2.62)	10.82	(1.70)
Dividends to Shareholders from Net Investment Income	(0.16)		(0.18)	(0.19)	(0.04)	(0.08)	(0.22)
Distributions to Shareholders from Net Realized Gains	(3.52)		(3.06)	(1.66)	(2.03)	—	(0.34)
Total Dividend and Distributions to Shareholders	(3.68)		(3.24)	(1.85)	(2.07)	(0.08)	(0.56)
Net Asset Value, End of Period	$24.23		$27.16	$25.95	$26.12	$30.81	$20.07
Total Investment Return[1]	2.25%		18.80%	6.90%	(9.11)%	54.01%	(8.07)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$54,023		$57,367	$61,041	$82,898	$104,282	$77,032
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	1.24	%(2)	1.24%	1.24%	1.24%	1.24%	1.32%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	N/A		N/A	N/A	N/A	N/A	N/A
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.25	%(2)	1.28%	1.29%	1.27%	1.26%	1.34%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.32	%(2)	0.59%	0.66%	0.36%	0.27%	0.69%
Portfolio Turnover Rate	32	%(3)	55%	65%	24%	33%	46%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 68

WPG Partners Select Hedged Fund
Financial Highlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period May 3, 2024** through August 31, 2024
Per Share Operating Performance
Net Asset Value, Beginning of Period	$10.41		$10.00
Net Investment Income/(Loss)*	0.08		0.08
Net Realized and Unrealized Gain/(Loss) on Investments	(0.67)		1.88
Net Increase/(Decrease) in Net Assets Resulting from Operations	(0.59)		1.96
Dividends to Shareholders from Net Investment Income	(0.12)		(0.06)
Distributions to Shareholders from Net Realized Gains	—		(1.49)
Total Dividend and Distributions to Shareholders	(0.12)		(1.55)
Net Asset Value, End of Period	$9.70		$10.41
Total Investment Return[1]	(5.87)%		4.10%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$29,264		$53,925
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	2.77	%(2)	2.54	%(2)
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	1.50	%(2)	1.50	%(2)
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	2.90	%(2)	2.82	%(2)
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	1.58	%(2)	2.29	%(2)
Portfolio Turnover Rate	85	%(3)	36	%(3)

*	Calculated based on average shares outstanding.
**	Commencement of operations.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 69

WPG Partners Select Small Cap Value Fund
Financial Highlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 29, 2021** through August 31, 2022
Per Share Operating Performance
Net Asset Value, Beginning of Period	$12.09		$11.82	$9.40	$10.00
Net Investment Income/(Loss)*	0.01		—	0.07	(0.01)
Net Realized and Unrealized Gain/(Loss) on Investments	(1.08)		1.82	2.37	(0.59)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1.07)		1.82	2.44	(0.60)
Dividends to Shareholders from Net Investment Income	(0.01)		(0.06)	—	—
Distributions to Shareholders from Net Realized Gains	(0.37)		(1.49)	(0.02)	—
Total Dividend and Distributions to Shareholders	(0.38)		(1.55)	(0.02)	—
Net Asset Value, End of Period	$10.64		$12.09	$11.82	$9.40
Total Investment Return[1]	(9.15)%		18.12%	25.94%	(6.00)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$160,076		$123,630	$107,329	$17,845
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	1.10	%(2)	1.10%	1.10%	1.10	%(2)
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	N/A		N/A	N/A	N/A
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.01	%(2)	1.13%	1.16%	2.93	%(2)
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.25	%(2)	0.02%	0.65%	(0.22	)%(2)
Portfolio Turnover Rate	87	%(3)	160%	118%	70	%(3)

*	Calculated based on average shares outstanding.
**	Commencement of operations.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Financial Statements 2025 | 70

WPG Partners Small Cap Value Diversified Fund
Financial HIghlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

Institutional Class	For the Six Months Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net Asset Value, Beginning of Period	$21.13		$18.81	$19.92	$19.33	$11.96	$13.19
Net Investment Income/(Loss)*	0.28		0.16	0.20	0.09	0.07	0.09
Net Realized and Unrealized Gain/(Loss) on Investments	(1.49)		3.56	1.80	0.80	7.39	(1.26)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1.21)		3.72	2.00	0.89	7.46	(1.17)
Dividends to Shareholders from Net Investment Income	(0.16)		(0.21)	(0.09)	(0.07)	(0.09)	(0.06)
Distributions to Shareholders from Net Realized Gains	(1.07)		(1.19)	(3.02)	(0.23)	—	—
Total Dividend and Distributions to Shareholders	(1.23)		(1.40)	(3.11)	(0.30)	(0.09)	(0.06)
Net Asset Value, End of Period	$18.69		$21.13	$18.81	$19.92	$19.33	$11.96
Total Investment Return[1]	(6.10)%		20.99%	11.35%	4.59%	62.66%	(8.92)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$31,483		$33,078	$29,263	$32,264	$27,602	$19,150
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	1.10	%(2)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	N/A		N/A	N/A	N/A	N/A	N/A
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.21	%(2)	1.27%	1.32%	1.26%	1.28%	1.31%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	2.77	%(2)	0.84%	1.06%	0.44%	0.40%	0.74%
Portfolio Turnover Rate	51	%(3)	74%	90%	92%	114%	123%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Annualized
[3]	Not Annualized

The accompanying notes are an integral part of the financial statements.

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BOSTON PARTNERS INVESTMENT FUNDS
Notes to Financial Statements February 28, 2025 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Emerging Markets Dynamic Equity Fund (“BP Emerging Markets Dynamic Equity Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Sustainability Fund (“BP Global Sustainability Fund”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), WPG Partners Select Hedged Fund (“WPG Select Hedged Fund”), WPG Partners Select Small Cap Value Fund (“WPG Select Small Cap Value Fund”) and WPG Partners Small Cap Value Diversified Fund (“WPG Small Cap Value Diversified Fund”) (each, a “Fund” and collectively, the “Funds”). As of the end of the reporting period, the Funds (other than the BP Emerging Markets Dynamic Equity Fund, BP Global Sustainability Fund, WPG Select Hedged Fund, WPG Select Small Cap Value Fund and WPG Small Cap Value Diversified Fund) each offer two classes of shares, Institutional Class and Investor Class. As of the end of the reporting period, Investor Class shares of the BP Global Equity Fund have not been issued. The BP Emerging Markets Dynamic Equity Fund, BP Global Sustainability Fund, WPG Select Hedged Fund, WPG Select Small Cap Value Fund and WPG Small Cap Value Diversified Fund are single class funds, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of BP All-Cap Value Fund and BP Small Cap Value Fund II is to seek long-term growth of capital primarily through investment in equity securities. The investment objective of BP Emerging Markets Dynamic Equity Fund, BP Global Equity Fund and BP Global/Long Short Fund is to seek long-term capital growth. The investment objective of BP Global Sustainability Fund, WPG Select Hedged Fund and WPG Select Small Cap Value Fund is to seek long-term capital appreciation. The investment objective of BP Long/Short Equity Fund is to seek long-term capital appreciation while reducing exposure to general equity market risk. The investment objective of WPG Small Cap Value Diversified Fund is to seek capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The investment objective of BP Long/Short Research Fund is to seek long-term total return.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period” or the “reporting period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these

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BOSTON PARTNERS INVESTMENT FUNDS
Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Schedule of Investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

FUND	TYPE OF SECURITY	UNREALIZED APPRECIATION/ (DEPRECIATION) AS OF 2/28/2025	VALUATION TECHNIQUES	UNOBSERVABLE INPUT	UNOBSERVABLE INPUT VALUES (USD)	IMPACT TO VALUATION FROM AN INCREASE TO INPUT
BP Emerging Markets Dynamic Equity Fund	Contracts For Difference – Total Short – Russia	314,151	Market Approach & Concensus Pricing	Discount for lack of marketability as a result of geopolitical event and sanction	100%	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
BP Emerging Markets Dynamic Equity Fund	Contracts For Difference – Total Short – Russia	140,169	Market Approach & Concensus Pricing	Discount for lack of marketability as a result of geopolitical event and sanction	100%	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an

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BOSTON PARTNERS INVESTMENT FUNDS
Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no significant level 3 investments or transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Offering costs are amortized for a new fund and accrued over a 12-month period from the inception date of the fund. Offering costs are charged directly to the fund in which they are incurred. Expenses and fees, including investment advisory, offering costs, and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Effective August 19, 2022, the Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Each of the BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund and WPG Select Hedged Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. Each of the BP All-Cap Value Fund, BP Small Cap Value Fund II, WPG Select Small Cap Value Fund, WPG Small Cap Value Diversified Fund, BP Global Sustainability Fund, and BP Global Equity Fund, as a limited derivatives user (as defined in Rule 18f-4), is not subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule18f-4 and have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be a cash equivalent. The Funds are exposed to the credit risk of U.S. Bank through the holding of this cash equivalent. This cash equivalent is presented on the Statements of Assets and Liabilities as “Cash equivalents” and was classified as Level 1 assets as of February 28, 2025.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

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BOSTON PARTNERS INVESTMENT FUNDS
Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

CURRENCY RISK — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

EMERGING MARKETS RISK — The BP Global Sustainability Fund and the BP Emerging Markets Dynamic Equity Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INTERNATIONAL CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant impacts on global markets. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. How long the armed conflicts and related events will last cannot be predicted. These tensions and any related events could have a significant impact on a Fund’s performance and the value of a Fund’s investments, even beyond any direct exposure that the Funds may have to issuers located in these countries.

SUSTAINABLE INVESTMENT RISK — The sustainability criterion required for investment by the BP Global Sustainability Fund may cause the Fund to not invest in certain industries or issuers. As a result, the BP Global Sustainability Fund may be overweight or underweight in certain industries or issuers relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or issuers. Sustainability information provided by issuers, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the BP Global Sustainability Fund to modify or alter its investment process. Similarly, government policies incentivizing issuers to engage in sustainable practices may fall out of favor, which could potentially limit the BP Global Sustainability Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the BP Global Sustainability Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.

OPTIONS WRITTEN — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in

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market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, the Funds did not hold written options.

During the current fiscal period, the Funds’ average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP Long/Short Equity Fund	$6,267	$35,939
BP Long/Short Research Fund	—	40,453

SHORT SALES — When the Adviser believes that a security is overvalued, the BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund and WPG Select Hedged Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund had net income/(charges) of $(29,173), $139,165, and $1,754,148, respectively, on borrowed securities. Such amounts are included in prime broker interest income on the Statements of Operations.

As of the end of the reporting period, the BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund and WPG Select Hedged Fund had securities sold short valued at $636,540, $12,446,796, $103,765,125, and $15,736,602, respectively, for which securities of $21,906,186, $24,191,574, $130,818,649, and $25,959,591 and deposits of $873,757, $13,235,124, $103,630,588, and $17,874,812, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the overnight rate plus an agreed upon spread.

The BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund,BP Long/Short Research Fund, and WPG Partners Select Hedged Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP EMERGING MARKETS DYNAMIC EQUITY FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
67	EUR 136	3.52%
26	USD 65,018	5.10%

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BP LONG/SHORT EQUITY FUND			BP LONG/SHORT RESEARCH FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
181	USD 2,538,223	5.15	20	AUD 7,623	4.68%
			17	DKK 100,746	3.25%
			13	EUR 112,975	3.51%
			161	GBP 206,942	5.19%
			153	HKD 1,866,895	4.61%
			8	JPY 4,894,728	0.77%
			44	SEK 1,931,525	2.97%
			156	USD 1,606,867	4.98%

The BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund, and BP Long/Short Research Fund incurred interest expense during the current fiscal period on such borrowings in the amount of $240, $66,039, and $46,359, respectively.

CONTRACTS FOR DIFFERENCE — The BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of a CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of a CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFDs.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. As of the end of the reporting period, BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund had cash deposits for CFDs of $1,469,394, $0, and $0, respectively, which were pledged as collateral. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund held CFDs.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT Short
BP Emerging Markets Dynamic Equity Fund	$23,262,009	$25,936,415
BP Long/Short Equity Fund	—	608,358
BP Long/Short Research Fund	—	74,099,095

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The following is a summary of CFDs that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Emerging Markets Dynamic Equity Fund
Bank of America Securities, Inc.	$121,758	$105,696	$—	$16,062	$105,696	$105,696	$—	$—
Goldman Sachs	4,139,392	991,254	—	3,148,138	991,254	991,254	(5,706)	5,706
HSBC Bank	123,646	—	—	123,646	—	—	—	—
J.P. Morgan Securities, Inc.	231,432	77,823	—	153,609	77,823	77,823	—	—
Morgan Stanley	526,442	321,155	—	205,287	321,155	321,155	—	—
UBS AG	2,109,679	1,048,808	—	1,060,871	1,048,808	1,048,808	—	—
Total	$7,252,349	$2,544,736	$—	$4,707,613	$2,544,736	$2,544,736	$(5,706)	$5,706
BP Long/Short Equity Fund
Morgan Stanley	$—	$—	$—	$—	$6,226	$—	$6,226	$—
Total	$—	$—	$—	$—	$6,226	$—	$6,226	$—
BP Long/Short Research Fund
Bank of America Securities, Inc.	$1,485,409	$—	$—	$1,485,409	$—	$—	$—	$—
Goldman Sachs	2,283,189	1,903,096	—	380,093	1,903,096	1,903,096	—	—
J.P. Morgan Securities, Inc.	994	994	—	—	4,052	994	—	3,058
Morgan Stanley	5,214,450	3,420,141	—	1,794,309	3,420,141	3,420,141	—	—
Total	$8,984,042	$5,324,231	$—	$3,659,811	$5,327,289	$5,324,231	$—	$3,058

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Actual collateral pledged may be more than the amount shown.

[3]	Net amount represents the net amount payable to the counterparty in the event of default.

2. INVESTMENT ADVISERS AND OTHER SERVICES

Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not

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taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation for all the Funds is in effect until December 31, 2026 and may not be terminated without the approval of the Board.

		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP All-Cap Value Fund	0.70%	0.80%	1.05%
BP Emerging Markets Dynamic Equity Fund	1.25	1.40	N/A
BP Global Equity Fund	0.90	0.95	1.20
BP Global Sustainability Fund	0.80	0.90	N/A
BP Long/Short Equity Fund	2.25	1.96	2.21
BP Long/Short Research Fund	1.25	1.50	1.75
BP Small Cap Value Fund II	0.85	0.99	1.24
WPG Select Hedged Fund	1.25	1.50	N/A
WPG Select Small Cap Value Fund	0.90	1.10	N/A
WPG Small Cap Value Diversified Fund*	0.80	1.10	N/A

*	0.80% of net asset up to $500 million, 0.75% of net assets in excess of $500 million.

The Adviser may recoup from each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, short sale dividend expense, taxes, interest expense, and any extraordinary expenses) to exceed the Expense Caps of each class of each Fund provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

During the current fiscal period, investment advisory fees reimbursed were as follows:

FUND	RECOUPMENTS
BP All-Cap Value Fund	$—
BP Emerging Markets Dynamic Equity Fund	—
BP Global Equity Fund	—
BP Global Sustainability Fund	—
BP Long/Short Equity Fund	—
BP Long/Short Research Fund	—
BP Small Cap Value Fund II	24,555
WPG Select Hedged Fund	—
WPG Select Small Cap Value Fund	66,669
WPG Small Cap Value Diversified Fund	—

As of the end of the reporting period, the Funds had amounts available for recoupment as follows:

	Expiration
FUND	August 31, 2025	August 31, 2026	August 31, 2027	August 31, 2028	Total
BP All-Cap Value Fund	$1,054,852	$581,154	$650,637	$241,925	$2,528,568
BP Emerging Markets Dynamic Equity Fund	194,970	150,185	113,783	96,244	555,182
BP Global Equity Fund	327,392	312,531	357,823	190,578	1,188,324
BP Global Sustainability Fund	125,165	102,575	94,610	48,142	370,492
BP Long/Short Equity Fund	404,556	440,825	414,321	201,871	1,461,573
BP Small Cap Value Fund II	249,474	313,733	231,790	54,403	849,400
WPG Select Hedged Fund	—	—	45,730	31,876	77,606
WPG Select Small Cap Value Fund	27,727	52,965	39,014	—	119,706
WPG Small Cap Value Diversified Fund	49,003	64,117	51,465	17,515	182,100

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3.	DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.    PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Funds were as follows:

FUND	PURCHASES	SALES
BP All-Cap Value Fund	$240,779,457	$388,078,037
BP Emerging Markets Dynamic Equity Fund	38,934,180	40,628,356
BP Global Equity Fund	50,661,932	50,508,537
BP Global Sustainability Fund	3,452,663	4,597,201
BP Long/Short Equity Fund	19,301,389	18,606,288
BP Long/Short Research Fund	204,341,671	220,518,508
BP Small Cap Value Fund II	182,215,857	223,832,543
WPG Select Hedged Fund	39,960,601	61,095,799
WPG Select Small Cap Value Fund	178,418,430	131,414,694
WPG Small Cap Value Diversified Fund	17,152,141	16,500,453

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	CAPITAL SHARE TRANSACTIONS

As of the end of the reporting period, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund and WPG Small Cap Value Diversified Fund, which have 750,000,000 shares, 300,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6.	RESTRICTED SECURITIES

Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

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7.	FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$917,384,822	$648,857,176	$(15,693,476)	$633,163,700
BP Emerging Markets Dynamic Equity Fund	46,031,445	9,930,624	(5,793,747)	4,136,877
BP Global Equity Fund	186,471,917	57,548,732	(6,134,492)	51,414,240
BP Global Sustainability Fund	8,801,699	2,464,717	(70,314)	2,394,403
BP Long/Short Equity Fund	50,979,802	28,469,814	(4,067,053)	24,402,761
BP Long/Short Research Fund	375,953,027	209,712,082	(15,664,210)	194,047,872
BP Small Cap Value Fund II	546,571,740	165,921,197	(18,249,555)	147,671,642
WPG Select Small Cap Value Fund	103,774,256	21,070,935	(5,145,266)	15,925,669
WPG Partners Select Hedged Fund	48,844,045	6,893,947	(3,871,338)	3,022,609
WPG Small Cap Value Diversified Fund	34,139,631	8,249,841	(1,216,558)	7,033,283

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2024 were reclassified among the following accounts. They are primarily attributable to net investment loss, deemed distributions due to shareholder redemptions and investments in partnerships.

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
BP All-Cap Value Fund	$(13,494,402)	$13,494,402
BP Emerging Markets Dynamic Equity Fund	641,144	(641,144)
BP Global Equity Fund	—	—
BP Global Sustainability Fund	—	—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	—	—
BP Small Cap Value Fund II	(8,364,578)	8,364,578
WPG Select Small Cap Value Fund	(239,552)	239,552
WPG Partners Select Hedged Fund	—	—
WPG Small Cap Value Diversified Fund	(54,024)	54,024

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As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$8,831,422	$92,344,942	$—	$—	$—	$633,166,631
BP Emerging Markets Dynamic Equity Fund	—	—	(16,177,291)	—	(73,380)	4,144,882
BP Global Equity Fund	3,816,950	4,584,579	—	—	—	51,416,499
BP Global Sustainability Fund	143,600	—	(312,071)	—	—	2,395,339
BP Long/Short Equity Fund	5,323,400	5,461,848	—	—	(104,282)	24,147,414
BP Long/Short Research Fund	4,595,812	55,793,794	—	—	(560,311)	195,574,249
BP Small Cap Value Fund II	4,032,878	54,189,421	—	—	—	147,671,642
WPG Select Small Cap Value Fund	3,800,187	1,531,189	—	—	—	15,925,669
WPG Partners Select Hedged Fund	386,199	—	(1,494,737)	—	—	3,022,609
WPG Small Cap Value Diversified Fund	898,984	1,077,305	—	—	—	7,033,802

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was as follows:

	2024
FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
BP All-Cap Value Fund	$20,422,209	$116,181,081	$136,603,290
BP Emerging Markets Dynamic Equity Fund	—	—	—
BP Global Equity Fund	4,137,287	—	4,137,287
BP Global Sustainability Fund	383,298	—	383,298
BP Long/Short Equity Fund	5,479,195	6,542,936	12,022,131
BP Long/Short Research Fund	25,433,392	41,826,339	67,259,731
BP Small Cap Value Fund II	7,336,862	60,236,676	67,573,538
WPG Partners Select Hedged Fund	—	—	—
WPG Select Small Cap Value Fund	13,481,054	892,091	14,373,145
WPG Small Cap Value Diversified Fund	469,112	1,644,847	2,113,959

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024.

Financial Statements 2025 | 82

BOSTON PARTNERS INVESTMENT FUNDS
Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

For the fiscal year ended August 31, 2024, the Funds deferred to September 1, 2024, the following qualified late-year losses.

FUND	LATE-YEAR ORDINARY LOSS DEFERRAL	POST-OCTOBER CAPITAL LOSS DEFERRAL
BP All-Cap Value Fund	$—	$—
BP Emerging Markets Dynamic Equity Fund	—	—
BP Global Equity Fund	—	—
BP Global Sustainability Fund	—	—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	—	—
BP Small Cap Value Fund II	—	—
WPG Partners Select Small Cap Value Fund	—	—
WPG Partners Select Hedged Fund	—	—
WPG Partners Small Cap Value Diversified Fund	—	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. During the current fiscal period, the BP Global Equity Fund had utilized $12,623,653, and BP Global Sustainability had utilized $2,330,507 of carry forward capital losses.

As of August 31, 2024, the BP Emerging Markets Dynamic Equity Fund had short-term post-enactment capital losses of $16,177,291. The BP Global Sustainability Fund had short-term post-enactment capital losses of $312,071. The WPG Partners Select Hedged Fund had short-term post-enactment capital losses of $1,494,737.

8.	SECURITIES LENDING

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. Investments purchased with proceeds from securities lending are overnight and continuous. During the current fiscal period, the Funds participated in securities lending. The market value of securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
BP All-Cap Value Fund	$43,498,565	$44,298,159	$34,396
BP Global Equity Fund	8,306,512	8,399,971	5,707
BP Long/Short Equity Fund	7,637,700	7,760,641	11,636
BP Small Cap Value Fund II	102,379,111	104,582,701	159,048
WPG Small Cap Value Diversified Fund	5,054,067	5,196,091	10,011

Financial Statements 2025 | 83

BOSTON PARTNERS INVESTMENT FUNDS
Notes to Financial Statements (concluded) February 28, 2025 (Unaudited)

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT
BP All-Cap Value Fund	$43,498,565	—	$43,498,565	$(43,498,565)	—	—
BP Global Equity Fund	8,306,512	—	8,306,512	(8,306,512)	—	—
BP Long/Short Equity Fund	7,637,700	—	7,637,700	(7,637,700)	—	—
BP Small Cap Value Fund II	102,379,111	—	102,379,111	(102,379,111)	—	—
WPG Small Cap Value Diversified Fund	5,054,067	—	5,054,067	(5,054,067)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilites. Actual collateral received may be more than the amount shown.

9.	LINE OF CREDIT

The Company, on behalf of the Funds, has established a line of credit (“LoC”) with the Custodian to be used for temporary or emergency purposes, primarily for financing redemption payments. Any loan issued to a Fund utilizing the LoC (each, a “Borrowing Fund” and together, the “Borrowing Funds”) is secured by securities held in the Borrowing Fund’s portfolio. This is a 181-day LoC. Borrowing under the LoC is limited to the lesser of (i) $100,000,000, (ii) 20.0% of the gross market value of a Borrowing Fund, or (iii) 33 1/3% of the net market value of the unencumbered assets of a Borrowing Fund. The interest rate paid by the Borrowing Funds on outstanding borrowings is equal to the prime lending rate of the Custodian, which was 7.50% at February 28, 2025. Interest expense is included in other expenses on the Statements of Operations.

During the current fiscal period, the Funds’ LoC borrowing activity was as follows:

	TOTAL AMOUNT OF DAYS BORROWED	AVERAGE BORROWINGS	MAXIMUM AMOUNT OUTSTANDING	INTEREST EXPENSE	AVERAGE INTEREST RATE
BP All-Cap Value Fund	3	$8,458,000	$3,261,000	$5,378	7.55%
BP Global Sustainability Fund	5	501,200	795,000	522	7.50%
BP Long/Short Equity Fund	3	482,000	482,000	301	7.65%
BP Long/Short Research Fund	1	14,437,000	14,437,000	3,108	7.65%
BP Small Cap Value Fund II	1	5,785,000	5,785,000	1,366	8.30%
WPG Select Hedged Fund	3	762,667	1,780,000	477	7.50%

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

Financial Statements 2025 | 84

BOSTON PARTNERS INVESTMENT FUNDS
Other Information

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its reports on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Financial Statements 2025 | 85

About Boston Partners

Boston Partners is a value equity manager with a distinctive approach to investing — one that combines attractive valuation characteristics with strong business fundamentals and positive business momentum in every portfolio. The consistent application of this approach over nearly 30 years by an experienced and long-tenured team has created a proven record of performance across economic cycles, market capitalizations, and geographies.

INVESTMENT ADVISER
Boston Partners Global Investors, Inc.
1 Beacon Street, 30th Floor
Boston, MA 02108

LEGAL COUNSEL
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

BostonPartners One Beacon Street | Boston, MA 02108 | tel: 617-832-8200 | bostonpartners.com

RECYCLED PAPER PRINTED WITH SOY INK

Campbell Systematic Macro Fund

of

THE RBB FUND, INC.

Class A (TICKER: EBSAX)

Class C (TICKER: EBSCX)

Class I (TICKER: EBSIX)

Financial Statements

February 28, 2025
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 79.4%
Money Market Funds — 5.1%
JPMorgan Liquidity Funds - USD Liquidity LVNAV Fund - Class Institutional, 4.35% (a)	87,254,702	$87,254,702

	Par
U.S. Treasury Bills — 74.3%
4.60%, 03/06/2025 (b)	270,000,000	269,905,163
4.40%, 04/10/2025 (b)	200,000,000	199,107,212
4.32%, 05/15/2025 (b)	200,000,000	198,299,708
4.27%, 06/05/2025 (b)	200,000,000	197,815,806
4.15%, 07/10/2025 (b)	200,000,000	197,007,916
4.20%, 08/07/2025 (b)	200,000,000	196,372,646
		1,258,508,451
TOTAL SHORT-TERM INVESTMENTS (Cost $1,345,547,353)		1,345,763,153

TOTAL INVESTMENTS — 79.4% (Cost $1,345,547,353)		1,345,763,153
Other Assets in Excess of Liabilities — 20.6%		348,802,608
TOTAL NET ASSETS — 100.0%		$1,694,565,761

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

(b)	The rate shown is the annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the consolidated financial statements.

1

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments

February 28, 2025 (Unaudited)

Futures contracts outstanding as of February 28, 2025 were as follows:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	2,180	09/15/2026	$367,966,822	$888,316
3 Month Euribor	8,804	03/16/2026	2,239,609,228	4,177,794
Arabica Coffee	206	05/19/2025	28,818,113	(1,853,872)
ASX SPI 200 Index	502	03/20/2025	63,326,260	(1,926,005)
Austrailian Government 10 Year Bonds	2,431	03/17/2025	171,246,216	1,588,454
Austrailian Government 3 Year Bonds	6,892	03/17/2025	454,837,264	1,601,378
Australian 90 Day Bank Bills	524	03/12/2026	322,296,968	45,133
Brent Crude Oil	35	04/30/2025	2,529,800	(3,950)
Canadian 10 Year Government Bonds	952	06/19/2025	82,101,980	898,764
Canadian Canola Oil	1,100	05/14/2025	9,900,951	(287,652)
Copper	26	05/28/2025	2,956,200	(20,389)
Crude Oil	501	03/20/2025	34,949,760	(67,772)
Dow Jones Industrial Average Index	157	03/21/2025	34,452,865	(478,058)
Euro STOXX 50 Quanto Index	259	03/21/2025	14,658,907	59,987
Euro-BOBL	1,913	06/06/2025	235,972,189	370,097
Euro-BTP Italian Government Bonds	69	06/06/2025	8,608,627	(478)
Euro-Bund	937	06/06/2025	128,595,836	168,897
EURO-BUXL 30Y BND Jun25	159	06/06/2025	21,362,960	(4,755)
Euro-OAT Future Jun25	823	06/06/2025	107,452,131	(54,936)
Euro-Schatz	11,334	06/06/2025	1,258,627,890	936,463
Feeder Cattle	542	04/17/2025	73,983,000	2,153,188
FTSE 100 Index	19	03/21/2025	2,100,927	1,693
FTSE China A50 Index	3,009	03/28/2025	39,775,971	(151,012)
FTSE/JSE Top 40 Index	1,305	03/20/2025	55,143,399	409,052
FTSE/MIB Index	270	03/21/2025	54,223,228	2,758,498
German Stock Index	23	03/21/2025	13,439,870	86,233
Gold	546	04/28/2025	155,528,100	(3,563,919)
IBEX 35 Index	676	03/21/2025	93,577,182	1,646,229
Lean Hogs	1,383	04/14/2025	46,289,010	(3,891,784)
Live Cattle	1,316	04/30/2025	101,410,960	(3,244,354)
London Metals - Aluminum(a)	2,730	03/17/2025	178,872,330	1,950,735
London Metals - Aluminum(a)	1,130	06/16/2025	73,691,538	(1,291,373)
London Metals - Copper(a)	1,556	03/17/2025	364,067,434	10,262,494
London Metals - Copper(a)	233	06/16/2025	54,559,397	(273,372)
London Metals - Lead(a)	1,760	03/17/2025	86,837,520	(293,112)
London Metals - Lead(a)	241	06/16/2025	12,035,600	(58,448)
London Metals - Nickel(a)	624	03/17/2025	57,271,519	(1,120,204)
London Metals - Nickel(a)	88	06/16/2025	8,177,183	(110,907)
London Metals - Zinc(a)	2,454	03/17/2025	169,886,739	(8,018,134)
London Metals - Zinc(a)	398	06/16/2025	27,846,568	(952,534)
Long Gilt	1,446	06/26/2025	169,941,106	1,564,129
MSCI Singapore Index	2,577	03/27/2025	75,587,169	(312,863)
Natural Gas	885	03/27/2025	33,930,900	473,258
Natural Gas	275	04/29/2025	9,419,551	(345,873)
Palladium	68	06/26/2025	6,200,920	(447,798)
Phelix DE Base M Apr25	69	04/29/2025	3,993,510	(359,485)
Platinum	554	04/28/2025	25,979,830	(1,095,738)
S&P/Toronto Stock Exchange 60 Index	775	03/20/2025	164,047,693	303,882
SGX FTSE Taiwan Index	676	03/28/2025	50,558,040	(2,187,962)

The accompanying notes are an integral part of the consolidated financial statements.

2

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
SGX TSI Iron Ore	1,439	04/30/2025	$14,741,116	$(471,016)
Sugar #11	2,871	04/30/2025	59,551,430	(402,429)
TOPIX Index	111	03/13/2025	19,732,022	(512,606)
US Cocoa	86	05/14/2025	7,846,640	(683,970)
				$(2,142,086)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	(4,784)	09/15/2026	$1,153,362,600	$(3,871,414)
CAC40 10 Euro Index	(170)	03/21/2025	14,328,468	86,151
Corn No. 2 Yellow	(1,847)	05/14/2025	43,358,325	2,850,697
Cotton No.2	(1,374)	05/07/2025	44,826,750	1,195,386
Crude Soybean Oil	(632)	05/14/2025	16,730,304	818,927
Hang Seng China Enterprises Index	(36)	03/28/2025	1,955,986	(6,300)
Hang Seng Index	(131)	03/28/2025	19,343,305	123,749
Hard Red Winter Wheat	(697)	05/14/2025	19,969,050	732,308
ICE 3 Month SONIA Rate	(256)	06/16/2026	77,429,872	(72,513)
ICE European Climate Exchange Emissions	(25)	12/15/2025	1,841,305	1,534
Japanese 10 Year Government Bonds	(329)	03/13/2025	305,472,681	(76,789)
London Metals - Aluminum(a)	(2,730)	03/17/2025	178,872,330	(772,566)
London Metals - Aluminum(a)	(1,050)	06/16/2025	68,474,437	1,052,219
London Metals - Copper(a)	(1,556)	03/17/2025	364,067,434	(9,850,740)
London Metals - Copper(a)	(158)	06/16/2025	36,997,359	537,473
London Metals - Lead(a)	(1,760)	03/17/2025	86,837,520	666,497
London Metals - Lead(a)	(1,146)	06/16/2025	57,231,527	(261,033)
London Metals - Nickel(a)	(624)	03/17/2025	57,271,519	1,488,455
London Metals - Nickel(a)	(192)	06/16/2025	17,841,127	21,837
London Metals - Zinc(a)	(2,454)	03/17/2025	169,886,739	11,246,144
London Metals - Zinc(a)	(973)	06/16/2025	68,077,161	695,143
Low Sulphur Gas Oil	(88)	04/10/2025	5,962,000	28,599
MSCI EAFE Index	(125)	03/21/2025	15,185,000	(844,743)
MSCI Emerging Markets Index	(269)	03/21/2025	14,747,925	(28,776)
Nasdaq 100 Index	(197)	03/21/2025	82,422,830	1,047,972
Nifty 50 Index	(470)	03/27/2025	20,933,800	386,757
Nikkei 225 Index	(362)	03/13/2025	89,240,509	339,012
NY Harbor ULSD	(121)	03/31/2025	11,764,830	531,318
OMXS30 Index	(319)	03/21/2025	8,080,103	71,096
Reformulated Gasoline Blendstock	(732)	03/31/2025	68,322,391	374,532
Robusta Coffee	(107)	05/23/2025	5,703,100	310,079
Russell 2000 Index	(71)	03/21/2025	7,686,815	46,530
S&P 500 Index	(5)	03/21/2025	1,490,812	(19,886)
S&P Mid Cap 400 Index	(41)	03/21/2025	12,708,770	5,468
Silver	(166)	05/28/2025	26,141,680	310,885
Soybean Meal	(2,528)	05/14/2025	75,890,560	958,685
Soybeans	(2,063)	05/14/2025	105,806,113	1,758,157
U.S. Treasury 10 Year Notes	(5,182)	06/18/2025	575,687,813	(7,954,554)
U.S. Treasury 2 Year Notes	(2,951)	06/30/2025	610,764,781	(3,036,994)
U.S. Treasury 5 Year Note	(4,091)	06/30/2025	441,572,313	(1,277,875)
U.S. Treasury Long Bonds	(1,025)	06/18/2025	121,046,094	(1,809,053)

The accompanying notes are an integral part of the consolidated financial statements.

3

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bonds	(87)	06/18/2025	$10,798,875	$(382,678)
UK Natural Gas	(260)	04/29/2025	10,631,357	248,308
Wheat	(950)	05/14/2025	26,398,125	1,345,331
				$(986,665)
Total Unrealized Appreciation (Depreciation)				$(3,128,751)

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

The accompanying notes are an integral part of the consolidated financial statements.

4

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2025 were as follows:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	03/19/2025	AUD	1,067,700,000	USD	668,820,522	$(6,212,986)
UBS AG	03/19/2025	BRL	1,443,900,000	USD	238,437,983	5,700,186
UBS AG	03/19/2025	CAD	274,350,000	USD	191,539,291	(1,746,633)
UBS AG	03/19/2025	CHF	17,600,000	USD	19,577,060	(41,625)
UBS AG	03/19/2025	CLP	176,260,000,000	USD	178,363,645	5,198,248
UBS AG	03/19/2025	CNH	9,300,000	USD	1,277,570	(1,157)
UBS AG	03/19/2025	COP	505,830,000,000	USD	114,589,007	6,868,021
UBS AG	03/19/2025	CZK	6,340,000,000	USD	265,053,948	(2,801,544)
UBS AG	03/19/2025	EUR	1,260,150,000	USD	1,315,836,650	(7,349,425)
UBS AG	03/19/2025	GBP	695,400,000	USD	870,664,435	4,040,587
UBS AG	03/19/2025	HUF	98,625,000,000	USD	250,713,431	2,923,994
UBS AG	03/19/2025	IDR	2,476,425,000,000	USD	154,783,298	(5,523,957)
UBS AG	03/19/2025	INR	16,964,000,000	USD	196,530,435	(2,937,160)
UBS AG	03/19/2025	JPY	161,734,500,000	USD	1,061,250,387	15,536,562
UBS AG	03/19/2025	KRW	98,310,000,000	USD	68,399,955	(1,125,963)
UBS AG	03/19/2025	MXN	14,314,200,000	USD	696,548,983	(2,109,440)
UBS AG	03/19/2025	NOK	3,285,750,000	USD	291,371,233	351,874
UBS AG	03/19/2025	NZD	500,350,000	USD	282,311,843	(2,199,809)
UBS AG	03/19/2025	PHP	13,892,250,000	USD	238,317,661	1,109,843
UBS AG	03/19/2025	PLN	1,662,300,000	USD	411,152,447	(512,901)
UBS AG	03/19/2025	SEK	5,019,450,000	USD	460,049,713	6,695,343
UBS AG	03/19/2025	SGD	318,954,000	USD	237,090,977	(857,840)
UBS AG	03/19/2025	TWD	998,100,000	USD	30,563,595	(93,400)
UBS AG	03/19/2025	USD	1,103,616,308	AUD	1,749,350,000	17,981,304
UBS AG	03/19/2025	USD	136,940,871	BRL	823,800,000	(2,349,262)
UBS AG	03/19/2025	USD	605,687,395	CAD	861,900,000	9,433,368
UBS AG	03/19/2025	USD	118,788,327	CHF	105,000,000	2,241,695
UBS AG	03/19/2025	USD	130,737,899	CLP	127,430,000,000	(1,971,121)
UBS AG	03/19/2025	USD	98,381,777	CNH	713,500,000	454,843
UBS AG	03/19/2025	USD	15,992,162	COP	69,930,000,000	(799,033)
UBS AG	03/19/2025	USD	191,562,536	CZK	4,646,400,000	(634,557)
UBS AG	03/19/2025	USD	1,347,863,908	EUR	1,288,150,000	10,302,650
UBS AG	03/19/2025	USD	484,055,202	GBP	387,550,000	(3,422,409)
UBS AG	03/19/2025	USD	183,136,063	HUF	71,901,000,000	(1,774,300)
UBS AG	03/19/2025	USD	233,360,927	IDR	3,812,375,000,000	3,581,071
UBS AG	03/19/2025	USD	245,872,957	INR	21,265,000,000	3,196,643
UBS AG	03/19/2025	USD	1,120,206,027	JPY	171,294,000,000	(20,225,629)
UBS AG	03/19/2025	USD	97,797,108	KRW	138,705,000,000	2,880,629
UBS AG	03/19/2025	USD	724,894,908	MXN	15,021,300,000	(3,848,907)
UBS AG	03/19/2025	USD	318,302,173	NOK	3,567,750,000	1,541,886
UBS AG	03/19/2025	USD	708,488,601	NZD	1,239,100,000	14,800,538
UBS AG	03/19/2025	USD	331,094,459	PHP	19,416,000,000	(3,532,719)
UBS AG	03/19/2025	USD	212,251,717	PLN	872,175,000	(3,202,500)
UBS AG	03/19/2025	USD	414,728,099	SEK	4,529,850,000	(6,490,379)
UBS AG	03/19/2025	USD	354,607,719	SGD	478,176,000	446,880
UBS AG	03/19/2025	USD	226,642,225	TWD	7,337,700,000	2,635,460

The accompanying notes are an integral part of the consolidated financial statements.

5

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	03/19/2025	USD	177,103,872	ZAR	3,275,600,000	$2,311,205
UBS AG	03/19/2025	ZAR	5,543,800,000	USD	299,112,199	(3,283,775)
Total Unrealized Appreciation (Depreciation)						$35,184,399

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Offshore Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Republic Koruna	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	New Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
INR	Indian Rupee

The accompanying notes are an integral part of the consolidated financial statements.

6

Campbell Systematic Macro Fund

Consolidated Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

ASSETS
Investments, at value (cost $1,345,547,353)	$1,345,763,153
Cash and cash equivalents	136,351,458
Deposits with brokers:
Futures contracts	173,853,257
Unrealized appreciation on forward foreign currency contracts	120,232,830
Unrealized appreciation on futures contracts	61,623,922
Receivable for capital shares sold	11,401,675
Interest receivable	758,500
Prepaid expenses and other assets	384,724
Total assets	1,850,369,519
LIABILITIES
Unrealized depreciation on forward foreign currency contracts	$85,048,431
Unrealized depreciation on futures contracts	64,752,673
Payable for:
Capital shares redeemed	3,714,357
Advisory fees	2,033,680
Other accrued expenses and liabilities	254,617
Total liabilities	155,803,758
Net assets	$1,694,565,761
NET ASSETS CONSIST OF:
Par value	$168,628
Paid-in capital	1,653,941,697
Total distributable earnings/(loss)	40,455,436
Net assets	$1,694,565,761
CAPITAL SHARES:
Class A Shares:
Net assets applicable to Class A Shares	$60,242,973
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	6,059,317
Net asset value and redemption price per share	$9.94
Maximum offering price per share (100/96.5 of $9.94)	$10.30

Class C Shares:
Net assets applicable to Class C Shares	$22,234,237
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,392,670
Net asset value, offering and redemption price per share	$9.29

Class I Shares:
Net assets applicable to Class I Shares	$1,612,088,551
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	160,176,123
Net asset value, offering and redemption price per share	$10.06

The accompanying notes are an integral part of the consolidated financial statements.

7

Campbell Systematic Macro Fund

Consolidated Statement of Operations

For the Period Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$29,140,660
Total investment income	29,140,660
EXPENSES
Advisory fees	11,578,551
Transfer agent fees	799,738
Distribution fees - Class A Shares	69,521
Distribution fees - Class C Shares	97,789
Administration and accounting fees	135,469
Director fees	83,917
Printing and shareholder reporting fees	80,176
Registration and filing fees	70,325
Officer fees	63,652
Audit and tax service fees	32,989
Legal fees	30,786
Other expenses	20,577
Custodian fees	19,733
Total expenses before waivers and/or reimbursements	13,083,223
Less: waivers and reimbursements	(540,752)
Net expenses after waivers and/or reimbursements	12,542,471
Net investment income/(loss)	16,598,189
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures contracts	37,505,232
Foreign currency transactions	(3,619,985)
Forward foreign currency contracts	20,167,732
Net change in unrealized appreciation/(depreciation) on:
Investments	(339,286)
Futures contracts	(5,752,972)
Foreign currency translations	(179,064)
Forward foreign currency contracts	34,539,754
Net realized and unrealized gain/(loss) on investments	82,321,411
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,919,600

The accompanying notes are an integral part of the consolidated financial statements.

8

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended February 28, 2025 (Unaudited)	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$16,598,189	$29,690,843
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	54,052,979	(12,681,748)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	28,268,432	17,494,867
Net increase/(decrease) in net assets resulting from operations	98,919,600	34,503,962

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class A Shares	(1,420,635)	(826,673)
Class C Shares	(364,758)	(98,765)
Class I Shares	(37,163,038)	(15,128,997)
Total distributable earnings	(38,948,431)	(16,054,435)
Net decrease in net assets from dividends and distributions to shareholders	(38,948,431)	(16,054,435)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	12,788,025	11,201,253
Proceeds from reinvestment of distributions	1,412,399	798,911
Shares redeemed	(10,273,432)	(20,737,101)
Total from Class A Shares	3,926,992	(8,736,937)
Class C Shares
Proceeds from shares sold	4,305,788	3,003,962
Proceeds from reinvestment of distributions	361,630	92,450
Shares redeemed	(1,556,090)	(3,796,719)
Total from Class C Shares	3,111,328	(700,307)
Class I Shares
Proceeds from shares sold	515,528,758	765,144,923
Proceeds from reinvestment of distributions	33,469,034	13,897,674
Shares redeemed	(166,320,403)	(406,608,214)
Total from Class I Shares	382,677,389	372,434,383
Net increase/(decrease) in net assets from capital share transactions	389,715,709	362,997,139
Total increase/(decrease) in net assets	449,686,878	381,446,666

The accompanying notes are an integral part of the consolidated financial statements.

9

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Period Ended February 28, 2025 (Unaudited)	For the Year Ended August 31, 2024
NET ASSETS:
Beginning of period	$1,244,878,883	$863,432,217
End of period	$1,694,565,761	$1,244,878,883

SHARE TRANSACTIONS:
Class A Shares
Shares sold	1,320,019	1,206,997
Shares reinvested	148,674	87,312
Shares redeemed	(1,071,127)	(2,231,994)
Total from Class A Shares	397,566	(937,685)
Class C Shares
Shares sold	472,970	343,292
Shares reinvested	40,678	10,775
Shares redeemed	(171,911)	(438,071)
Total from Class C Shares	341,737	(84,004)
Class I Shares
Shares sold	52,174,756	81,023,773
Shares reinvested	3,482,730	1,500,829
Shares redeemed	(16,852,856)	(43,506,352)
Total from Class I Shares	38,804,630	39,018,250
Net increase/(decrease) in shares outstanding	39,543,933	37,996,561

The accompanying notes are an integral part of the consolidated financial statements.

10

Campbell Systematic Macro Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A
	For the Period Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$9.53		$9.37	$10.65	$8.76	$7.55	$9.81		$9.49
Net investment income/(loss)(3)	0.10		0.25	0.16	(0.11)	(0.16)	(0.07)		— (4)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (5)	0.56		0.04	(0.05)	2.57	1.37	(0.76)		1.45
Net increase/(decrease) in net assets resulting from operations	0.66		0.29	0.11	2.46	1.21	(0.83)		1.45
Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.13)	(0.20)	(0.48)	—	(0.79)		(1.13)
Net realized capital gain	(0.13)		—	(1.19)	(0.09)	—	(0.64)		—
Total dividends and distributions to shareholders	(0.25)		(0.13)	(1.39)	(0.57)	—	(1.43)		(1.13)
Net asset value, end of period	$9.94		$9.53	$9.37	$10.65	$8.76	$7.55		$9.81
Total investment return (6)	7.16%		3.15%	0.93%	30.09%	16.03%	(8.86	)%(7)	17.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,243		$53,942	$61,813	$65,549	$12,613	$10,365		$12,895
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (10)	2.00	%(8)	2.00%	2.00%	2.00%	2.03%	2.15	%(8)	2.12%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (9)(11)	2.08	%(8)	2.09%	2.12%	2.16%	2.36%	2.51	%(8)	2.54%
Ratio of net investment income/(loss) to average net assets	2.14	%(8)	2.67%	1.71%	(1.32)%	(1.93)%	(0.93	)%(8)	(0.03)%
Portfolio turnover rate (12)	0	%(7)	0%	0%	0%	0%	0	%(7)	15%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust, an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)	Less than $0.005 per share.
(5)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(6)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(7)	Not annualized
(8)	Annualized
(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

The accompanying notes are an integral part of the consolidated financial statements.

11

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

(10) Ratio of net expenses to average net assets excluding interest expense	2.00%	2.00%	2.00%	2.00%	2.00%	2.12%	2.07%
(11) Ratio of gross expenses to average net assets excluding interest expense(9)	2.08%	2.09%	2.12%	2.16%	2.33%	2.48%	2.49%

(12)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.

12

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C
	For the Period Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$8.88		$8.72	$10.02	$8.38	$7.28	$9.51		$9.20
Net investment income/(loss)(3)	0.06		0.17	0.09	(0.20)	(0.21)	(0.12)		(0.07)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (4)	0.52		0.04	(0.05)	2.45	1.31	(0.74)		1.42
Net increase/(decrease) in net assets resulting from operations	0.58		0.21	0.04	2.25	1.10	(0.86)		1.35
Dividends and distributions to shareholders from:
Net investment income	(0.04)		(0.05)	(0.15)	(0.52)	—	(0.73)		(1.04)
Net realized capital gain	(0.13)		—	(1.19)	(0.09)	—	(0.64)		—
Total dividends and distributions to shareholders	(0.17)		(0.05)	(1.34)	(0.61)	—	(1.37)		(1.04)
Net asset value, end of period	$9.29		$8.88	$8.72	$10.02	$8.38	$7.28		$9.51
Total investment return (5)	6.74%		2.38%	0.22%	29.13%	15.11%	(9.49	)%(6)	16.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,234		$18,205	$18,610	$15,654	$9,079	$9,087		$13,237
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (9)	2.75	%(7)	2.75%	2.75%	2.75%	2.78%	2.88	%(7)	2.87%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (8)(10)	2.83	%(7)	2.84%	2.87%	2.91%	3.11%	3.27	%(7)	3.29%
Ratio of net investment income/(loss) to average net assets	1.38	%(7)	1.92%	0.96%	(2.07)%	(2.67)%	(1.65	)%(7)	(0.78)%
Portfolio turnover rate (11)	0	%(6)	0%	0%	0%	0%	0	%(6)	15%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust, an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(6)	Not annualized
(7)	Annualized
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

The accompanying notes are an integral part of the consolidated financial statements.

13

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

(9) Ratio of net expenses to average net assets excluding interest expense	2.75%	2.75%	2.75%	2.75%	2.75%	2.85%	2.82%
(10) Ratio of gross expenses to average net assets excluding interest expense(8)	2.83%	2.84%	2.87%	2.91%	3.08%	3.24%	3.24%

(11)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.

14

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I
	For the Period Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$9.66		$9.51	$10.77	$8.90	$7.65	$9.93		$9.59
Net investment income/(loss)(3)	0.12		0.27	0.20	(0.09)	(0.14)	(0.07)		0.02
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (4)	0.56		0.04	(0.05)	2.59	1.39	(0.77)		1.48
Net increase/(decrease) in net assets resulting from operations	0.68		0.31	0.15	2.50	1.25	(0.84)		1.50
Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.16)	(0.22)	(0.54)	—	(0.80)		(1.16)
Net realized capital gain	(0.13)		—	(1.19)	(0.09)	—	(0.64)		—
Total dividends and distributions to shareholders	(0.28)		(0.16)	(1.41)	(0.63)	—	(1.44)		(1.16)
Net asset value, end of period	$10.06		$9.66	$9.51	$10.77	$8.90	$7.65		$9.93
Total investment return (5)	7.32%		3.42%	1.25%	30.35%	16.34%	(8.75	)%(6)	18.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,612,089		$1,172,732	$783,009	$555,072	$119,324	$115,431		$51,067
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (9)	1.75	%(7)	1.75%	1.75%	1.75%	1.78%	1.88	%(7)	1.84%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (8)(10)	1.83	%(7)	1.84%	1.87%	1.91%	2.11%	2.24	%(7)	2.28%
Ratio of net investment income/(loss) to average net assets	2.38	%(7)	2.92%	1.96%	(1.07)%	(1.68)%	(0.91	)%(7)	0.23%
Portfolio turnover rate (11)	0	%(6)	0%	0%	0%	0%	0	%(6)	15%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust, an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(6)	Not annualized
(7)	Annualized
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

The accompanying notes are an integral part of the consolidated financial statements.

15

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Concluded)

(9) Ratio of net expenses to average net assets excluding interest expense	1.75%	1.75%	1.75%	1.75%	1.75%	1.85%	1.80%
(10) Ratio of gross expenses to average net assets excluding interest expense(8)	1.83%	1.84%	1.87%	1.91%	2.08%	2.21%	2.24%

(11)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.

16

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements

February 28, 2025 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the Campbell Systematic Macro Fund (the “Fund”), which commenced investment operations on March 4, 2013. The Fund currently offers Class A, Class C and Class I shares. Class A and Class I shares commenced operations on March 4, 2013. Class C shares commenced operations on February 11, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Prior to February 16, 2021, Class A shares were offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within twelve months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust, an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARY — The Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of the Subsidiary in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $86,762,905, which represented 5.12% of the Fund’s net assets.

17

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Short-Term Investments	$1,345,763,153	$—	$—	$1,345,763,153
Commodity Contracts
Futures Contracts	42,012,187	—	—	42,012,187
Equity Contracts
Futures Contracts	7,372,309	—	—	7,372,309
Interest Rate Contracts
Futures Contracts	12,239,426	—	—	12,239,426
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	120,232,830	—	120,232,830
Total Assets	$1,407,387,075	$120,232,830	$—	$1,527,619,905

18

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Commodity Contracts
Futures Contracts	$(39,742,423)	$—	$—	$(39,742,423)
Equity Contracts
Futures Contracts	(6,468,211)	—	—	(6,468,211)
Interest Rate Contracts
Futures Contracts	(18,542,039)	—	—	(18,542,039)
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	(85,048,431)	—	(85,048,431)
Total Liabilities	$(64,752,673)	$(85,048,431)	$—	$(149,801,104)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

19

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The following table lists the fair values of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

Derivative Type	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$42,012,187	$7,372,309	$12,239,426	$—	$61,623,922
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	120,232,830	120,232,830
Total Value - Assets		$42,012,187	$7,372,309	$12,239,426	$120,232,830	$181,856,752

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(39,742,423)	$(6,468,211)	$(18,542,039)	$—	$(64,752,673)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(85,048,431)	(85,048,431)
Total Value - Liabilities		$(39,742,423)	$(6,468,211)	$(18,542,039)	$(85,048,431)	$(149,801,104)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain (Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$6,748,323	$11,230,478	$19,526,431	$—	$37,505,232
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	—	20,167,732	20,167,732
Total Realized Gain/(Loss)		$6,748,323	$11,230,478	$19,526,431	$20,167,732	$57,672,964

20

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(1,928,014)	$(5,830,953)	$2,005,995	$—	$(5,752,972)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	—	34,539,754	34,539,754
Total Change in Unrealized Appreciation/(Depreciation)		$(1,928,014)	$(5,830,953)	$2,005,995	$34,539,754	$28,786,782

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts- Payable (Value At Trade Date)	Forward Foreign Currency Contracts- Receivable (Value At Trade Date)
$3,666,659,020	$(3,803,359,363)	$(19,774,414,499)	$19,771,592,791

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

21

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$120,232,830	$(85,048,431)	$—	$35,184,399	$85,048,431	$(85,048,431)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

22

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual

23

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts —The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

24

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, LP. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

Prior to May 29, 2020, Equinox Institutional Asset Management, LP (“Equinox”) served as adviser to the Predecessor Fund and Campbell served as a sub-adviser to the Predecessor Fund. Equinox was entitled to an advisory fee from the Predecessor Fund at the same rate payable to Campbell as Adviser to the Fund. Equinox, not the Predecessor Fund, paid a sub-advisory fee to Campbell.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2026.

	Expense Cap
Advisory Fee	Class A	Class C	Class I
1.64%	2.00%	2.75%	1.75%

Prior to May 29, 2020, Equinox and Campbell had contractually agreed to reduce their advisory fees and/or reimburse certain expenses of the Predecessor Fund, to ensure that the Predecessor Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) acquired fund fees and expenses, and (v) brokerage commissions, did not exceed, on an annual basis, 2.14% with respect to Class A shares, 2.89% with respect to Class C shares, and 1.89% with respect to Class I shares of the Predecessor Fund’s average daily net assets.

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2025	August 31, 2026	August 31, 2027	August 31, 2028	Total
$392,091	$951,565	$944,150	$540,752	$2,828,558

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

25

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

26

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2025 (Unaudited)

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$1,009,555,172	$26,964,600	$(59,185,744)	$(32,221,144)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures and forwards not regulated by Section 1256 of the Internal Revenue Code and timing difference related to taxable income from a wholly owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2024, primarily attributable to investments in wholly-owned controlled foreign corporation were reclassified among the following accounts:

Distributable Earnings/(Loss)	PAID-IN CAPITAL
$16,512,923	$(16,512,923)

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)
$15,894,051	$—	$(4,677,037)	$(389,353)	$(30,343,394)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 was as follows:

	Ordinary Income	Long-Term Gains	Total
2024	$16,054,435	$—	$16,054,435

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, the Fund had $(4,677,037) of long-term loss carryovers. For the fiscal year ended August 31, 2024, the Fund did not have any deferred post-October losses.

27

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2025 (Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

28

Campbell Systematic Macro Fund

Other Information

(Unaudited)

Voting Results of Special Meeting of Shareholders of the Fund

A special meeting of shareholders (the “Special Meeting”) of the Fund, a series of the Company, was held on September 27, 2024 as adjourned to October 25, 2024. At the Special Meeting, shareholders voted on two proposals: Proposal 1 – to approve the proposed New Investment Advisory Agreement between the Company, on behalf of the Fund, and Campbell, and Proposal 2 – to approve the New Subsidiary Investment Advisory Agreement between Campbell and Campbell Systematic Macro Offshore Limited.

The approval of a New Investment Advisory Agreement and New Subsidiary Investment Advisory Agreement for the Fund was required as a result of the change in control of Campbell.

All Fund shareholders of record at the close of business on August 1, 2024 (the “Record Date”) were entitled to vote. As of the Record Date, the Fund had 126,891,808 shares outstanding.

Proposal 1 – to approve the proposed New Investment Advisory Agreement between the Company, on behalf of the Fund, and Campbell was approved by the shareholders as follows:

Of the 68,490,447 shares present by proxy, 53,797,829 shares or 78.55% voted in favor (representing 42.40% of total outstanding shares), 175,311 shares or 0.26% voted against (representing 0.14% of total outstanding shares), and 558,980 shares or 0.82% abstained from voting (representing 0.44% of total outstanding shares).

Proposal 2 – to approve the proposed New Subsidiary Investment Advisory Agreement between Campbell and Campbell Systematic Macro Offshore Limited was approved by the shareholders as follows:

Of the 68,490,447 shares present by proxy, 53,786,142 shares or 78.53% voted in favor (representing 42.39% of total outstanding shares), 177,910 shares or 0.26% voted against (representing 0.14% of total outstanding shares), and 568,067 shares or 0.83% abstained from voting (representing 0.45% of total outstanding shares).

Accordingly, shareholders of the Fund approved Proposal 1 and Proposal 2.

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling 1-844-261-6488 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

29

Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

Financial Statements

February 28, 2025
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
OPEN-END FUNDS — 99.9%
iShares Core S&P 500 ETF	620,081	$370,213,160
iShares MSCI USA Value Factor ETF (a)	3,067,980	341,036,657
U.S. Large Cap Value Portfolio III - Class Institutional (b)	20,558,459	682,540,846
U.S. Large Cap Value Series (c)	2,825,615	248,089,037
U.S. Large Company Portfolio - Class Institutional (b)	6,430,468	254,325,012
U.S. Micro Cap Portfolio - Class Institutional (d)	21,511,740	602,328,729
U.S. Small Cap Portfolio - Class Institutional (d)	12,586,675	603,782,797
U.S. Small Cap Value Portfolio - Class Institutional (d)	21,283,789	1,006,723,243
TOTAL OPEN-END FUNDS (Cost $2,249,706,747)		4,109,039,482

	Units
SHORT-TERM INVESTMENTS — 0.2%
Investments Purchased with Proceeds from Securities Lending — 0.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.64% (e)	2,997,075	2,997,075

	Shares
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (f)	4,405,144	4,405,144
TOTAL SHORT-TERM INVESTMENTS (Cost $7,402,219)		7,402,219
TOTAL INVESTMENTS — 100.1% (Cost $2,257,108,966)		4,116,441,701
Liabilities in Excess of Other Assets — (0.1)%		(5,502,723)
TOTAL NET ASSETS — 100.0%		$4,110,938,978

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $2,967,972 which represented 0.1% of the Fund’s net assets.
(b)	A portfolio of Dimensional Investment Group Inc.
(c)	A portfolio of DFA Investment Trust Company.
(d)	A portfolio of DFA Investment Dimensions Group Inc.
(e)	The rate shown is as of February 28, 2025.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
OPEN-END FUNDS — 100.0%
DFA International Small Cap Value Portfolio - Class Institutional (a)	56,345,724	$1,317,363,016
DFA International Value Portfolio III - Class Institutional (b)	27,164,052	524,809,490
DFA International Value Series (c)	12,385,318	472,995,277
Dimensional International Small Cap ETF (d)	12,475,814	317,509,466
Emerging Markets Small Cap Portfolio - Class Institutional (a)	6,503,413	147,562,452
Emerging Markets Value Portfolio - Class Institutional (a)	5,088,611	154,846,429
iShares Core MSCI EAFE ETF (d)	2,168,736	163,479,319
iShares Core MSCI Emerging Markets ETF (d)	3,097,379	165,523,934
TOTAL OPEN-END FUNDS (Cost $2,495,149,300)		3,264,089,383

	Units
SHORT-TERM INVESTMENTS — 4.2%
Investments Purchased with Proceeds from Securities Lending — 4.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.64% (d)	133,810,300	133,810,300

	Shares
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (e)	2,823,074	2,823,074
TOTAL SHORT-TERM INVESTMENTS (Cost $136,633,374)		136,633,374
TOTAL INVESTMENTS — 104.2% (Cost $2,631,782,674)		3,400,722,753
Liabilities in Excess of Other Assets — (4.2)% (f)		(136,813,740)
TOTAL NET ASSETS — 100.0%		$3,263,909,017

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Trust Company.
(b)	A portfolio of DFA Investment Dimensions Group Inc.
(c)	A portfolio of Dimensional Investment Group Inc.
(d)	All or portion of this security is on loan as of February 28, 2025. The total market value of these securities was $129,691,496 which represented 4.0% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(f)	Represents less than 0.05% of the Fund’s net assets.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
OPEN-END FUNDS — 99.5%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	15,644,342	$173,965,078
DFA One-Year Fixed Income Portfolio - Class Institutional (a)	40,641,407	416,574,418
DFA Short-Term Government Portfolio - Class Institutional	11,525,971	115,259,711
DFA Two-Year Global Fixed Income Portfolio - Class Institutional (a)	73,585,959	720,406,536
Dimensional Inflation-Protected Securities ETF (b)	3,543,397	148,503,768
iShares 1-5 Year Investment Grade Corporate Bond ETF (b)	13,255,066	693,902,705
iShares 5-10 Year Investment Grade Corporate Bond ETF (b)	3,296,154	173,707,316
iShares Core International Aggregate Bond ETF (b)	8,567,174	432,042,585
TOTAL OPEN-END FUNDS (Cost $2,932,613,674)		2,874,362,117

	Units
SHORT-TERM INVESTMENTS — 1.1%
Investments Purchased with Proceeds from Securities Lending — 0.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.64% (c)	14,889,250	14,889,250

	Shares
Money Market Funds — 0.6%
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (d)	16,022,718	16,022,718
TOTAL SHORT-TERM INVESTMENTS (Cost $30,911,968)		30,911,968
TOTAL INVESTMENTS — 100.6% (Cost $2,963,525,642)		2,905,274,085
Liabilities in Excess of Other Assets — (0.6)%		(16,492,010)
TOTAL NET ASSETS — 100.0%		$2,888,782,075

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $14,555,547 which represented 0.5% of the Fund’s net assets.
(c)	The rate shown is as of February 28, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

FREE MARKET FUNDS

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value (cost $2,316,011,742, $2,614,164,669 and $2,928,405,930, respectively)	$4,109,039,482	$3,264,089,383	$2,874,362,117
Short-term investments, at value (cost $4,405,144, $2,823,074 and $16,022,718, respectively)	4,405,144	2,823,074	16,022,718
Investments purchased with proceeds from securities lending collateral (cost $2,997,075, $133,810,300 and $14,889,250, respectively)	2,997,075	133,810,300	14,889,250
Receivables for:
Capital shares sold	1,530,989	778,852	760,906
Dividends and interest	1,569	939	34,136
Prepaid expenses and other assets	283,240	222,348	192,649
Total assets	4,118,257,499	3,401,724,896	2,906,261,776
LIABILITIES
Payables for:
Securities lending collateral	2,997,075	133,810,300	14,889,250
Capital shares redeemed	2,498,511	2,535,895	1,301,973
Advisory fees	1,584,683	1,232,044	1,091,834
Administration and accounting fees	80,184	70,943	69,037
Transfer agent fees	6,508	7,329	7,353
Other accrued expenses and liabilities	151,560	159,368	120,254
Total liabilities	7,318,521	137,815,879	17,479,701
Net assets	$4,110,938,978	$3,263,909,017	$2,888,782,075

NET ASSETS CONSIST OF:
Par value	$171,598	$269,936	$288,838
Paid-in capital	2,237,867,062	2,520,752,863	2,980,766,025
Total distributable earnings/(loss)	1,872,900,318	742,886,218	(92,272,788)
Net assets	$4,110,938,978	$3,263,909,017	$2,888,782,075

CAPITAL SHARES:
Net assets	$4,110,938,978	$3,263,909,017	$2,888,782,075
Shares outstanding ($0.001 par value, 700,000,000 shares authorized)	171,597,819	269,935,918	288,838,480
Net asset value, offering and redemption price per share	$23.96	$12.09	$10.00

The accompanying notes are an integral part of the financial statements.

4

FREE MARKET FUNDS

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME
Dividends from non-affiliated funds	$30,998,561	$58,895,454	$85,003,613
Interest income	83,847	107,405	390,432
Securities lending income	5,389	111,448	55,306
Total investment income	31,087,797	59,114,307	85,449,351

EXPENSES
Advisory fees	10,426,960	7,816,711	7,065,937
Administration and accounting fees	324,422	257,047	221,698
Director fees	196,949	132,537	127,697
Officer fees	191,090	122,942	112,084
Registration and filing fees	58,874	47,869	44,485
Legal fees	55,689	42,615	31,803
Custodian fees	52,860	57,619	39,075
Printing and shareholder reporting fees	41,023	46,837	37,870
Transfer agent fees	40,895	40,711	40,358
Audit and tax service fees	19,786	20,577	19,676
Other expenses	80,939	160,173	49,268
Total expenses	11,489,487	8,745,638	7,789,951
Net investment income/(loss)	19,598,310	50,368,669	77,659,400

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	57,273,824	27,744,082	(14,673,034)
Capital gain distributions from non-affiliated fund investments	92,622	10,219,356	—
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	(41,296,822)	(59,959,384)	(8,420,128)
Net realized and unrealized gain/(loss) on investments	16,069,624	(21,995,946)	(23,093,162)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,667,934	$28,372,723	$54,566,238

The accompanying notes are an integral part of the financial statements.

5

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28. 2025 (UNAUDITED)	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$19,598,310	$41,823,375
Net realized gain/(loss) from investments	57,366,446	136,417,140
Net change in unrealized appreciation/(depreciation) on investments	(41,296,822)	551,485,192
Net increase/(decrease) in net assets resulting from operations	35,667,934	729,725,707

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(111,855,872)	(155,017,081)
Net decrease in net assets from dividends and distributions to shareholders	(154,518,979)	(155,017,081)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	251,652,676	476,286,979
Reinvestment of distributions	154,352,458	154,979,410
Shares redeemed	(477,400,710)	(583,688,219)
Net increase/(decrease) in net assets from capital shares	(71,395,576)	47,578,170
Total increase/(decrease) in net assets	(190,246,621)	622,286,796

NET ASSETS:
Beginning of period	4,301,185,599	3,678,898,803
End of period	$4,110,938,978	$4,301,185,599

SHARES TRANSACTIONS:
Shares sold	10,111,734	21,414,430
Dividends and distributions reinvested	6,420,651	6,949,749
Shares redeemed	(19,095,322)	(26,322,345)
Net increase/(decrease) in shares outstanding	(2,562,937)	2,041,834

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28. 2025 (UNAUDITED)	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$50,368,669	$86,602,782
Net realized gain/(loss) from investments	37,963,438	28,864,317
Net change in unrealized appreciation/(depreciation) on investments	(59,959,384)	379,850,519
Net increase/(decrease) in net assets resulting from operations	28,372,723	495,317,618

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(109,536,909)	(71,432,283)
Net decrease in net assets from dividends and distributions to shareholders	(109,536,909)	(71,432,283)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	231,931,801	386,235,877
Reinvestment of distributions	109,445,428	71,413,639
Shares redeemed	(279,752,245)	(423,715,477)
Net increase/(decrease) in net assets from capital shares	61,624,984	33,934,039
Total increase/(decrease) in net assets	(19,539,202)	457,819,374

NET ASSETS:
Beginning of period	3,283,448,219	2,825,628,845
End of period	$3,263,909,017	$3,283,448,219

SHARES TRANSACTIONS:
Shares sold	19,347,402	34,170,229
Dividends and distributions reinvested	9,592,062	6,416,320
Shares redeemed	(23,243,138)	(37,820,659)
Net increase/(decrease) in shares outstanding	5,696,326	2,765,890

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28. 2025 (UNAUDITED)	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$77,659,400	$89,103,608
Net realized gain/(loss) from investments	(14,673,034)	(18,576,023)
Net change in unrealized appreciation/(depreciation) on investments	(8,420,128)	99,079,963
Net increase/(decrease) in net assets resulting from operations	54,566,238	169,607,548

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(88,553,706)	(82,530,062)
Net decrease in net assets from dividends and distributions to shareholders	(88,553,706)	(82,530,062)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	234,520,607	414,922,883
Reinvestment of distributions	88,458,622	82,496,375
Shares redeemed	(291,147,760)	(478,913,639)
Net increase/(decrease) in net assets from capital shares	31,831,469	18,505,619
Total increase/(decrease) in net assets	(2,155,999)	105,583,105

NET ASSETS:
Beginning of period	2,890,938,074	2,785,354,969
End of period	$2,888,782,075	$2,890,938,074

SHARE TRANSACTIONS:
Shares sold	23,293,870	41,907,589
Dividends and distributions reinvested	8,961,345	8,351,711
Shares redeemed	(28,885,669)	(48,478,845)
Net increase/(decrease) in shares outstanding	3,369,546	1,780,455

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$24.70		$21.37	$21.07	$23.59	$16.06	$16.90
Net investment income/(loss)(1)	0.11		0.24	0.24	0.21	0.21	0.17
Net realized and unrealized gain/(loss) on investments	0.06		4.00	1.68	(1.69)	7.62	— (2)
Net increase/(decrease) in net assets resulting from operations	0.17		4.24	1.92	(1.48)	7.83	0.17
Dividends and distributions to shareholders from:
Net investment income	(0.25)		(0.25)	(0.21)	(0.41)	(0.08)	(0.16)
Net realized capital gains	(0.66)		(0.66)	(1.41)	(0.63)	(0.22)	(0.85)
Total dividends and distributions to shareholders	(0.91)		(0.91)	(1.62)	(1.04)	(0.30)	(1.01)
Net asset value, end of period	$23.96		$24.70	$21.37	$21.07	$23.59	$16.06
Total investment return/(loss)(3)	0.70	%(5)	20.30%	9.92%	(6.77)%	49.28%	0.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,110,939		$4,301,186	$3,678,899	$3,292,855	$3,635,318	$2,839,337
Ratio of expenses to average net assets(4)	0.54	%(6)	0.54%	0.55%	0.56%	0.55%	0.56%
Ratio of net investment income/(loss) to average net assets(4)	0.92	%(6)	1.08%	1.18%	0.92%	1.05%	1.05%
Portfolio turnover rate	1	%(5)	4%	2%	7%	5%	14%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$12.43		$10.81	$9.66	$11.60	$8.89	$9.09
Net investment income/(loss)(1)	0.19		0.33	0.27	0.34	0.18	0.19
Net realized and unrealized gain/(loss) on investments	(0.11)		1.57	1.22	(2.13)	2.84	(0.13)
Net increase/(decrease) in net assets resulting from operations	0.08		1.90	1.49	(1.79)	3.02	0.06
Dividends and distributions to shareholders from:
Net investment income	(0.42)		(0.28)	(0.34)	(0.15)	(0.13)	(0.14)
Net realized capital gains	—		—	—	—	(0.18)	(0.12)
Total dividends and distributions to shareholders	(0.42)		(0.28)	(0.34)	(0.15)	(0.31)	(0.26)
Net asset value, end of period	$12.09		$12.43	$10.81	$9.66	$11.60	$8.89
Total investment return/(loss)(2)	0.83	%(4)	17.86%	15.82%	(15.63)%	34.43%	0.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,263,909		$3,283,448	$2,825,629	$2,395,377	$2,682,213	$2,153,655
Ratio of expenses to average net assets(3)	0.55	%(5)	0.55%	0.55%	0.56%	0.56%	0.58%
Ratio of net investment income/(loss) to average net assets(3)	3.17	%(5)	2.92%	2.68%	3.08%	1.70%	2.13%
Portfolio turnover rate	4	%(4)	13%	3%	2%	5%	28%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$10.13		$9.82	$9.82	$10.56	$10.61	$10.47
Net investment income/(loss)(1)	0.27		0.32	0.17	0.05	0.03	0.15
Net realized and unrealized gain/(loss) on investments	(0.09)		0.29	(0.01)	(0.74)	— (2)	0.16
Net increase/(decrease) in net assets resulting from operations	0.18		0.61	0.16	(0.69)	0.03	0.31
Dividends and distributions to shareholders from:
Net investment income	(0.31)		(0.30)	(0.16)	(0.05)	(0.05)	(0.17)
Net realized capital gains	—		—	—	—	(0.03)	—
Return of capital	—		—	—	—	— (2)	—
Total dividends and distributions to shareholders	(0.31)		(0.30)	(0.16)	(0.05)	(0.08)	(0.17)
Net asset value, end of period	$10.00		$10.13	$9.82	$9.82	$10.56	$10.61
Total investment return/(loss)(3)	1.87	%(5)	6.30%	1.62%	(6.51)%	0.31%	2.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,888,782		$2,890,938	$2,785,355	$2,749,164	$2,820,610	$2,307,909
Ratio of expenses to average net assets(4)	0.54	%(6)	0.55%	0.55%	0.56%	0.56%	0.56%
Ratio of net investment income/(loss) to average net assets(4)	5.42	%(6)	3.20%	1.72%	0.51%	0.27%	1.39%
Portfolio turnover rate	13	%(5)	8%	3%	3%	2%	46%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET FUNDS

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund” and collectively, the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Free Market U.S. Equity Fund and Free Market International Equity Fund’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

Investment Company Securities – The Funds pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board” or “Directors”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee

12

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$3,860,950,445	$—	$—	$3,860,950,445
Investments Measured at Net Asset Value*	—	—	—	248,089,037
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	2,997,075
Short-Term Investments	4,405,144	—	—	4,405,144
Total Investments**	$3,865,355,589	$—	$—	$4,116,441,701

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$2,791,094,106	$—	$—	$2,791,094,106
Investments Measured at Net Asset Value*	—	—	—	472,995,277
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	133,810,300
Short-Term Investments	2,823,074	—	—	2,823,074
Total Investments**	$2,793,917,180	$—	$—	$3,400,722,757

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

13

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

FREE MARKET FIXED INCOME Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$2,874,362,117	$—	$—	$2,874,362,117
Investments Measured at Net Asset Value*	—	—	—	—
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	14,889,250
Short-Term Investments	16,022,718	—	—	16,022,718
Total Investments**	$2,890,384,835	$—	$—	$2,905,274,085

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

14

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Fund, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss for such claims is considered to be remote.

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

2.	Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following tables.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $5 billion	0.48
Over $5 billion	0.47

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived management fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35
Free Market Fixed Income Fund	1.00

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

15

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchase and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$37,900,900	$245,134,854
Free Market International Equity Fund	138,000,769	123,283,453
Free Market Fixed Income Fund	393,687,520	371,441,339

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Free Market U.S. Equity Fund	$2,424,962,605	$1,900,629,558	$(21,978,036)	$1,878,651,522
Free Market International Equity Fund	2,541,914,986	837,789,581	(34,251,586)	803,537,995
Free Market Fixed Income Fund	2,982,159,803	17,662,748	(64,022,249)	(46,359,501)

16

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2024, primarily attributable to equalization, short term dividend reclass, distribution reclass, and dividend reclass, were reclassified among the following accounts:

	DISTRIBUTABLE EARNINGS/(LOSS)	Paid-In Capital
Free Market U.S. Equity Fund	$113,099,841	$113,099,841
Free Market International Equity Fund	89,087,106	89,087,106
Free Market Fixed Income Fund	11,889,373	11,889,373

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	NET Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$14,101,181	$98,998,660	$—	$1,878,651,522
Free Market International Equity Fund	89,087,106	—	(68,574,697)	803,537,995
Free Market Fixed Income Fund	11,889,373	—	(23,815,192)	(46,359,501)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes and are inclusive of underlying partnerships and investments. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2024 were as follows:

	Ordinary Income	Long-Term Gains	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	$42,924,002	$112,093,079	$—	$155,017,081
Free Market International Equity Fund	71,432,283	—	—	71,432,283
Free Market Fixed Income Fund	82,530,062	—	—	82,530,062

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Free Market International Equity Fund had $16,264,666 of short-term capital loss carryforwards and $52,310,031 of long-term capital loss carryforwards, the Free Market Fixed Income Fund had $4,159,113 of short-term capital loss carryforwards and $19,656,079 of long-term capital loss carryforwards.

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	INCOME RECEIVED FROM SECURITIES LENDING
Free Market U.S. Equity Fund	$2,967,972	$2,997,075	$5,389
Free Market International Equity Fund	129,691,496	133,810,300	111,448
Free Market Fixed Income Fund	14,555,547	14,889,250	55,306

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Fund	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	Net Amount[2]
Free Market U.S. Equity Fund	$2,967,972	$—	$2,967,972	$(2,967,972)	$—	$—
Free Market International Equity Fund	129,691,496	—	129,691,496	(129,691,496)	—	—
Free Market Fixed Income Fund	14,555,547	—	14,555,547	(14,555,547)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

19

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

Financial Statements

February 28, 2025
(Unaudited)

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
OPEN-END FUNDS — 99.1%
U.S. Large Cap Value Portfolio III - Class Institutional (a)	210,527	$6,989,494
U.S. Large Company Portfolio - Class Institutional (a)	94,282	3,728,838
U.S. Micro Cap Portfolio - Class Institutional (b)	138,521	3,878,577
U.S. Small Cap Portfolio - Class Institutional (b)	81,154	3,892,953
U.S. Small Cap Value Portfolio - Class Institutional (b)	54,997	2,601,352
VA U.S. Large Value Portfolio (b)	32,288	1,099,075
VA U.S. Targeted Value Portfolio (b)	177,194	3,930,164
TOTAL OPEN-END FUNDS (Cost $20,815,748)		26,120,453

SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
STIT-Government & Agency Portfolio - Class Institutional, 4.29% (c)	246,173	246,173
TOTAL SHORT-TERM INVESTMENTS (Cost $246,173)		246,173
TOTAL INVESTMENTS — 100.0% (Cost $21,061,921)		26,366,626
Other Assets in Excess of Liabilities — 0.0% (d)		9,657
TOTAL NET ASSETS — 100.0%		$26,376,283

Percentages are stated as a percent of net assets.

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(d)	Represents less than 0.05% of the Portfolio’s net assets.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

1

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
OPEN-END FUNDS — 99.2%
DFA International Small Cap Value Portfolio - Class Institutional (a)	252,095	$5,893,984
DFA International Value Portfolio III - Class Institutional (b)	329,218	6,360,485
Emerging Markets Small Cap Portfolio - Class Institutional (a)	43,279	981,993
Emerging Markets Value Portfolio - Class Institutional (a)	33,289	1,012,982
iShares Core MSCI EAFE ETF (c)	11,121	838,301
iShares Core MSCI Emerging Markets ETF (c)	19,991	1,068,319
VA International Small Portfolio (a)	292,211	3,532,833
VA International Value Portfolio (a)	72,046	1,074,212
TOTAL OPEN-END FUNDS (Cost $17,653,104)		20,763,109

	Units
SHORT-TERM INVESTMENTS — 10.2%
Investments Purchased with Proceeds from Securities Lending — 9.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	1,941,479	1,941,479

	Shares
Money Market Funds — 0.9%
STIT-Government & Agency Portfolio - Class Institutional, 4.29% (e)	192,412	192,412
TOTAL SHORT-TERM INVESTMENTS (Cost $2,133,891)		2,133,891
TOTAL INVESTMENTS — 109.4% (Cost $19,786,995)		22,897,000
Liabilities in Excess of Other Assets — (9.4)%		(1,967,869)
TOTAL NET ASSETS — 100.0%		$20,929,131

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Trust Company.
(b)	A portfolio of DFA Investment Dimensions Group Inc.
(c)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $1,887,489 which represented 9.0% of the Portfolio’s net assets.
(d)	The rate shown is as of February 28, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

2

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
OPEN-END FUNDS — 98.7%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional (a)	138,011	$1,534,686
DFA One-Year Fixed Income Portfolio - Class Institutional (a)	282,694	2,897,612
DFA Short-Term Government Portfolio - Class Institutional (a)	101,160	1,011,602
DFA Two-Year Global Fixed Income Portfolio - Class Institutional (a)	387,290	3,791,570
Dimensional Inflation-Protected Securities ETF	30,500	1,278,255
iShares 1-5 Year Investment Grade Corporate Bond ETF	116,417	6,094,430
iShares 5-10 Year Investment Grade Corporate Bond ETF	29,038	1,530,302
iShares Core International Aggregate Bond ETF	75,619	3,813,466
VA Global Bond Portfolio (a)	257,930	2,530,295
VA Short-Term Fixed Income Portfolio (a)	49,905	506,042
TOTAL OPEN-END FUNDS (Cost $25,570,238)		24,988,260

SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
STIT-Government & Agency Portfolio - Class Institutional, 4.29% (b)	379,919	379,919
TOTAL SHORT-TERM INVESTMENTS (Cost $379,919)		379,919
TOTAL INVESTMENTS — 100.2% (Cost $25,950,157)		25,368,179
Liabilities in Excess of Other Assets — (0.2)%		(58,542)
TOTAL NET ASSETS — 100.0%		$25,309,637

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
ASSETS
Investments in affiliated funds, at value (cost $20,815,747, $17,653,104 and $25,555,020, respectively)	$26,120,453	$20,763,109	$24,988,260
Short-term investments, at value (cost $246,173, $192,412 and $379,919, respectively)	246,173	192,412	379,919
Investments purchased with proceeds from securities lending collateral (cost $—, $1,941,479 and $—, respectively)	—	1,941,479	—
Receivables for:
Due from affiliate	30,000	30,000	—
Investments sold	20,431	646	1,243
Dividends and interest	—	48	—
Prepaid expenses and other assets	1,070	306	868
Total assets	26,418,127	22,928,000	25,370,290

LIABILITIES
Payables for:
Audit fees	$21,952	$21,941	$21,928
Advisory fees	10,389	8,025	9,687
Administration and accounting fees	2,253	2,075	2,296
Capital shares redeemed	1,031	20,907	21,119
Transfer agent fees	626	519	657
Securities lending collateral	—	1,941,479	—
Other accrued expenses and liabilities	5,593	3,923	4,966
Total liabilities	41,844	1,998,869	60,653
Net assets	$26,376,283	$20,929,131	$25,309,637

NET ASSETS CONSIST OF:
Par value	$828	$774	$1,053
Paid-in capital	20,245,163	18,086,935	26,646,221
Total distributable earnings/(loss)	6,130,292	2,841,422	(1,337,637)
Net assets	$26,376,283	$20,929,131	$25,309,637

CAPITAL SHARES:
Net assets	$26,376,283	$20,929,131	$25,309,637
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	827,808	774,138	1,053,025
Net asset value, offering and redemption price per share	$31.86	$27.04	$24.04

The accompanying notes are an integral part of the financial statements.

4

MATSON MONEY VI PORTFOLIOS

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
INVESTMENT INCOME
Dividends from affiliated funds	$236,631	$517,619	$756,759
Interest income	6,001	4,883	8,558
Securities lending income	—	527	2,922
Total investment income	242,632	523,029	768,239

EXPENSES
Advisory fees	69,469	50,992	63,520
Audit and tax service fees	18,825	18,817	18,806
Administration and accounting fees	8,733	8,215	8,587
Custodian fees	3,091	2,679	2,780
Printing and shareholder reporting fees	2,007	1,667	1,943
Director’s fees	1,353	1,016	1,279
Legal fees	1,246	939	1,200
Officer’s fees	397	310	326
Other expenses	3,530	3,490	3,491
Total expenses	108,651	88,125	101,932
Net investment income/(loss)	133,981	434,904	666,307

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Affiliated funds	1,077,295	304,552	(140,703)
Capital gain distributions from affiliated fund investments	388,689	159,279	—
Net change in unrealized appreciation/(depreciation) on:
Affiliated funds	(1,369,025)	(748,989)	(83,028)
Net realized and unrealized gain/(loss) on investments	96,959	(285,158)	(223,731)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$230,940	$149,746	$442,576

The accompanying notes are an integral part of the financial statements.

5

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$133,981	$231,948
Net realized gain/(loss) from investments	1,465,984	2,234,979
Net change in unrealized appreciation/(depreciation) on investments	(1,369,025)	2,699,915
Net increase/(decrease) in net assets resulting from operations	230,940	5,166,842

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,675,128)	(2,176,502)
Net decrease in net assets from dividends and distributions to shareholders	(2,675,128)	(2,176,502)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	993,514	2,413,824
Reinvestment of distributions	2,675,128	2,176,501
Shares redeemed	(3,152,845)	(7,046,852)
Net increase/(decrease) in net assets from capital shares	515,797	(2,456,527)
Total increase/(decrease) in net assets	(1,928,391)	533,813

NET ASSETS:
Beginning of period	28,304,674	27,770,861
End of period	$26,376,283	$28,304,674

SHARES TRANSACTIONS:
Shares sold	28,677	75,772
Dividends and distributions reinvested	83,702	68,790
Shares redeemed	(91,286)	(217,257)
Net increase/(decrease) in shares outstanding	21,093	(72,695)

The accompanying notes are an integral part of the financial statements.

6

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$434,904	$587,162
Net realized gain/(loss) from investments	463,831	366,698
Net change in unrealized appreciation/(depreciation) on investments	(748,989)	2,366,865
Net increase/(decrease) in net assets resulting from operations	149,746	3,320,725

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(981,218)	(638,754)
Net decrease in net assets from dividends and distributions to shareholders	(981,218)	(638,754)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,600,334	1,745,197
Reinvestment of distributions	981,218	638,754
Shares redeemed	(1,777,982)	(4,460,211)
Net increase/(decrease) in net assets from capital shares	803,570	(2,076,260)
Total increase/(decrease) in net assets	(27,902)	605,711

NET ASSETS:
Beginning of period	20,957,033	20,351,322
End of period	$20,929,131	$20,957,033

SHARES TRANSACTIONS:
Shares sold	58,557	66,262
Dividends and distributions reinvested	38,434	25,168
Shares redeemed	(65,167)	(168,854)
Net increase/(decrease) in shares outstanding	31,824	(77,424)

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$666,307	$833,938
Net realized gain/(loss) from investments	(140,703)	(324,337)
Net change in unrealized appreciation/(depreciation) on investments	(83,028)	1,087,837
Net increase/(decrease) in net assets resulting from operations	442,576	1,597,398

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(916,426)	(721,924)
Net decrease in net assets from dividends and distributions to shareholders	(916,426)	(721,924)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	961,628	2,993,093
Reinvestment of distributions	916,426	721,924
Shares redeemed	(1,847,571)	(5,764,504)
Net increase/(decrease) in net assets from capital shares	30,483	(2,049,487)
Total increase/(decrease) in net assets	(443,367)	(1,174,013)

NET ASSETS:
Beginning of period	25,753,004	26,927,017
End of period	$25,309,637	$25,753,004

SHARES TRANSACTIONS:
Shares sold	39,308	125,742
Dividends and distributions reinvested	38,651	30,435
Shares redeemed	(76,352)	(241,074)
Net increase/(decrease) in shares outstanding	1,607	(84,897)

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$35.09		$31.58	$31.90	$36.70	$25.62	$27.08
Net investment income/(loss)(1)	0.17		0.27	0.28	0.23	0.25	0.22
Net realized and unrealized gain/(loss) on investments	0.04		5.74	2.62	(2.37)	12.06	(0.04)
Net increase/(decrease) in net assets resulting from operations	0.21		6.01	2.90	(2.14)	12.31	0.18
Dividends and distributions to shareholders from:
Net investment income	(0.29)		(0.33)	(0.26)	(0.34)	(0.29)	(0.24)
Net realized capital gains	(3.15)		(2.17)	(2.96)	(2.32)	(0.94)	(1.40)
Total dividends and distributions to shareholders	(3.44)		(2.50)	(3.22)	(2.66)	(1.23)	(1.64)
Net asset value, end of period	$31.86		$35.09	$31.58	$31.90	$36.70	$25.62
Total investment return/(loss)(2)	0.58	%(4)	19.90%	10.14%	(6.64)%	49.31%	(0.02)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,376		$28,305	$27,771	$27,817	$31,796	$25,070
Ratio of expenses to average net assets with waivers, if any(3)	0.78	%(5)	0.76%	0.74%	0.73%	0.74%	0.76%
Ratio of expenses to average net assets without waivers, if any(3)	0.78	%(5)	0.76%	0.74%	0.73%	0.74%	0.76%
Ratio of net investment income/(loss) to average net assets(3)	0.96	%(5)	0.84%	0.90%	0.65%	0.77%	0.86%
Portfolio turnover rate	5	%(4)	8%	9%	15%	18%	18%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$28.23		$24.83	$22.22	$28.00	$21.35	$22.27
Net investment income/(loss)(1)	0.58		0.73	0.61	0.73	0.37	0.42
Net realized and unrealized gain/(loss) on investments	(0.45)		3.46	2.73	(4.87)	6.80	(0.25)
Net increase/(decrease) in net assets resulting from operations	0.13		4.19	3.34	(4.14)	7.17	0.17
Dividends and distributions to shareholders from:
Net investment income	(0.81)		(0.79)	(0.50)	(0.82)	(0.35)	(0.52)
Net realized capital gains	(0.51)		—	(0.23)	(0.82)	(0.17)	(0.57)
Total dividends and distributions to shareholders	(1.32)		(0.79)	(0.73)	(1.64)	(0.52)	(1.09)
Net asset value, end of period	$27.04		$28.23	$24.83	$22.22	$28.00	$21.35
Total investment return/(loss)(2)	0.74	%(4)	17.23%	15.39%	(15.66)%	33.96%	0.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,929		$20,957	$20,351	$19,100	$22,780	$18,559
Ratio of expenses to average net assets with waivers, if any(3)	0.86	%(5)	0.83%	0.80%	0.80%	0.80%	0.83%
Ratio of expenses to average net assets without waivers, if any(3)	0.86	%(5)	0.83%	0.80%	0.80%	0.80%	0.83%
Ratio of net investment income/(loss) to average net assets(3)	4.26	%(5)	2.84%	2.60%	2.86%	1.48%	1.99%
Portfolio turnover rate	7	%(4)	6%	11%	11%	18%	26%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$24.49		$23.70	$23.67	$25.55	$25.66	$25.38
Net investment income/(loss)(1)	0.63		0.74	0.37	0.10	0.02	0.43
Net realized and unrealized gain/(loss) on investments	(0.20)		0.69	(0.05)	(1.90)	0.04	0.27
Net increase/(decrease) in net assets resulting from operations	0.43		1.43	0.32	(1.80)	0.06	0.70
Dividends and distributions to shareholders from:
Net investment income	(0.88)		(0.64)	(0.29)	(0.08)	(0.16)	(0.42)
Net realized capital gains	—		—	—	—	—	—
Return of capital	—		—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.88)		(0.64)	(0.29)	(0.08)	(0.17)	(0.42)
Net asset value, end of period	$24.04		$24.49	$23.70	$23.67	$25.55	$25.66
Total investment return/(loss)(2)	1.80	%(4)	6.12%	1.36%	(7.08)%	0.22%	2.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,310		$25,753	$26,927	$28,299	$33,103	$27,323
Ratio of expenses to average net assets with waivers, if any(3)	0.80	%(5)	0.76%	0.74%	0.73%	0.73%	0.74%
Ratio of expenses to average net assets without waivers, if any(3)	0.80	%(5)	0.76%	0.74%	0.73%	0.73%	0.74%
Ratio of net investment income/(loss) to average net assets(3)	5.24	%(5)	3.10%	1.59%	0.39%	0.07%	1.69%
Portfolio turnover rate	15	%(4)	15%	8%	7%	8%	46%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

February 28, 2025 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Portfolios is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Portfolios pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Portfolio invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Portfolio will incur higher expenses, many of which may be duplicative. Furthermore, because the Portfolios invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Portfolio’s assets among the ETFs and underlying funds. Accordingly, the Portfolios’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Portfolios allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Portfolios invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board” or “Directors”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

12

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

The Board has adopted a pricing and valuation policy for use by each Portfolio and its Valuation Designee (as defined below) in calculating a Portfolio’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee, in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$21,091,214	$—	$—	$21,091,214
Investments Measured at Net Asset Value*	—	—	—	5,029,239
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	—
Short-Term Investments	246,173	—	—	246,173
Total Investments**	$21,337,387	$—	$—	$26,366,626

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$16,156,064	$—	$—	$16,156,064
Investments Measured at Net Asset Value*	—	—	—	4,607,045
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	1,941,479
Short-Term Investments	192,412	—	—	192,412
Total Investments**	$16,348,476	$—	$—	$22,897,000

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

13

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

MATSON MONEY FIXED INCOME VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$21,951,923	$—	$—	$21,951,923
Investments Measured at Net Asset Value*	—	—	—	3,036,337
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	—
Short-Term Investments	379,919	—	—	379,919
Total Investments**	$22,331,842	$—	$—	$25,368,179

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory

14

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Portfolio’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Portfolio, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, the Portfolios expect the risk of material loss for such claims to be remote.

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

2.	Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2025.

PORTFOLIO	EXPENSE CAPS
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

15

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

Effective September 1, 2019, if at any time a Portfolio’s total annual Portfolio operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement. As of the end of the reporting period, the Portfolios had no amounts available for recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as administrator for the Portfolios. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$1,320,743	$2,995,967
Matson Money International Equity VI Portfolio	1,919,182	1,524,407
Matson Money Fixed Income VI Portfolio	3,884,571	4,099,455

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios

16

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

February 28, 2025 (Unaudited)

have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity VI Portfolio	$21,868,690	$6,678,753	$(217,334)	$6,461,419
Matson Money International Equity VI Portfolio	17,658,748	4,030,350	(681,830)	3,348,520
Matson Money Fixed Income VI Portfolio	26,437,012	289,502	(973,480)	(683,978)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, there were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	Net Unrealized Appreciation/ (Depreciation)
Matson Money U.S. Equity VI Portfolio	$32,566	$2,080,495	$—	$6,461,419
Matson Money International Equity VI Portfolio	101,036	223,338	—	3,348,520
Matson Money Fixed Income VI Portfolio	232,765	—	(412,574)	(683,978)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2024 were as follows:

	ORDINARY INCOME	LONG-TERM GAINS	RETURN OF CAPITAL	TOTAL
Matson Money U.S. Equity VI Portfolio	$284,964	$1,891,538	—	$2,176,502
Matson Money International Equity VI Portfolio	638,754	—	—	638,754
Matson Money Fixed Income VI Portfolio	721,924	—	—	721,924

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Portfolios may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

February 28, 2025 (Unaudited)

of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024. The Matson Money Fixed Income Portfolio deferred qualified late-year losses of $412,574, which will be treated as arising on the first business day of the following fiscal year.

The Portfolios are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Portfolios had no unexpiring short-term or long-term losses.

6. SECURITIES LENDING

The Portfolios may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Portfolios is determined. When the collateral falls below specified amounts, the Portfolios’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolios will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Portfolios will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Portfolios to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

PORTFOLIO	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Matson Money U.S. Equity VI Portfolio	$—	$—	$—
Matson Money International Equity VI Portfolio	1,887,489	1,941,479	527
Matson Money Fixed Income VI Portfolio	—	—	2,922

Securities lending transactions are entered into by the Portfolios’ securities lending agent on behalf of the Portfolios under a Master Securities Lending Agreement (“MSLA”) which permits the Portfolios’ securities lending agent on behalf of the Portfolios under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Portfolios to the same counterparty against amounts to be received and create one single net payment due to or from the Portfolios. The following table is a summary of the Portfolios’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Matson Money U.S. Equity VI Portfolio	$—	$—	$—	$—	$—	$—
Matson Money International Equity VI Portfolio	1,887,489	—	1,887,489	(1,887,489)	—	—
Matson Money Fixed Income VI Portfolio	—	—	—	—	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (concluded)

February 28, 2025 (Unaudited)

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money VI Portfolios at (866) 780-0357, ext. 3863 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

20

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements

Motley Fool Asset Management ETFs
Series of The RBB Fund, Inc.

2/28/25
(UNAUDITED)

Motley Fool Global Opportunities ETF
Motley Fool Mid-Cap Growth ETF
Motley Fool 100 Index ETF
Motley Fool Small-Cap Growth ETF
Motley Fool Capital Efficiency 100 Index ETF
Motley Fool Next Index ETF

Motley Fool global opportunities ETF

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.2%
Argentina — 2.6%
MercadoLibre, Inc. (a)	4,947	$10,496,891
Australia — 2.0%
Atlassian Corp. - Class A (a)	27,885	7,926,590
Canada — 6.3%
Canadian National Railway Co.	70,813	7,177,606
Waste Connections, Inc. (b)	96,334	18,280,340
		25,457,946
China — 2.7%
Yum China Holdings, Inc.	223,681	11,052,078
France — 1.6%
Canal+ SA (a)	792,729	1,735,073
Havas NV (a)	792,729	1,143,055
Louis Hachette Group (a)	792,729	1,170,603
Vivendi SA	792,729	2,393,014
		6,441,745
Germany — 2.1%
Symrise AG	83,907	8,453,457
Ireland — 5.6%
ICON PLC (a)	64,196	12,198,524
Kerry Group PLC - Class A	79,608	8,365,533
Kerry Group PLC - Class A	20,185	2,060,399
		22,624,456
Japan — 5.2%
Nintendo Co. Ltd.	283,667	21,029,818
Kenya — 0.1%
Safaricom PLC	4,000,000	555,728
Netherlands — 1.1%
Universal Music Group NV	165,718	4,615,741
Philippines — 2.4%
International Container Terminal Services, Inc.	1,610,522	9,714,370
Spain — 1.5%
Cellnex Telecom SA (c)	170,636	6,096,229

The accompanying notes are an integral part of these financial statements.

1

Motley Fool global opportunities ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	49,275	$8,895,616
Thailand — 1.1%
Fabrinet (a)	23,166	4,634,358
United Arab Emirates — 0.0%(d)
NMC Health PLC (a)(e)	485,482	0
United Kingdom — 10.4%
Ashtead Group PLC	179,796	10,867,189
Close Brothers Group PLC (a)	1,495,810	6,227,994
London Stock Exchange Group PLC	92,083	13,720,133
Rentokil Initial PLC - ADR (b)	425,837	10,735,351
System1 Group PLC	110,120	838,041
		42,388,708
United States — 50.3%(f)
Alphabet, Inc. - Class C	97,628	16,813,494
Amazon.com, Inc. (a)	112,684	23,920,559
American Tower Corp.	55,958	11,506,084
Aon PLC - Class A	31,067	12,710,131
Axon Enterprise, Inc. (a)(b)	23,913	12,636,825
Brookfield Asset Management Ltd. (b)	206,408	11,678,565
Costco Wholesale Corp.	15,995	16,772,517
DexCom, Inc. (a)	163,371	14,437,095
Equinix, Inc.	14,524	13,138,701
Fastenal Co.	122,122	9,248,299
Mastercard, Inc. - Class A	32,011	18,448,259
Salesforce, Inc.	41,607	12,392,645
SBA Communications Corp.	25,654	5,590,007
Waters Corp. (a)	22,300	8,414,682
Watsco, Inc. (b)	33,655	16,973,226
		204,681,089
TOTAL COMMON STOCKS (Cost $233,290,051)		395,064,820

The accompanying notes are an integral part of these financial statements.

2

Motley Fool global opportunities ETF

Schedule of Investments (concluded)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

PREFERRED STOCKS — 2.2%
Germany — 2.2%
Dr Ing hc F Porsche AG, 0.00% (c)	154,349	$9,030,471
TOTAL PREFERRED STOCKS (Cost $13,386,687)		9,030,471

	Units

SHORT-TERM INVESTMENTS — 6.9%
Investments Purchased with Proceeds from Securities Lending — 6.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (g)	28,211,048	28,211,048
TOTAL SHORT-TERM INVESTMENTS (Cost $28,211,048)		28,211,048

TOTAL INVESTMENTS — 106.3% (Cost $274,887,786)		432,306,339
Liabilities in Excess of Other Assets — (6.3)%		(25,712,285)
TOTAL NET ASSETS — 100.0%		$406,594,054

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $28,073,813 which represented 6.9% of net assets.

(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $15,126,700 or 3.7% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.

(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(f)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(g)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

3

Motley Fool mid-cap growth ETF

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.0%
Aerospace & Defense — 4.2%
Axon Enterprise, Inc. (a)	14,894	$7,870,734
Air Freight & Logistics — 1.3%
GXO Logistics, Inc. (a)(b)	61,186	2,411,952
Automobile Components — 2.1%
Gentex Corp.	163,995	3,988,358
Biotechnology — 0.7%
BioMarin Pharmaceutical, Inc. (a)	10,325	734,727
Ultragenyx Pharmaceutical, Inc. (a)	14,887	638,950
		1,373,677
Building Products — 3.5%
Carlisle Cos., Inc.	8,000	2,726,080
Trex Co., Inc. (a)	63,527	3,918,981
		6,645,061
Capital Markets — 8.9%
Morningstar, Inc.	15,526	4,870,816
StoneX Group, Inc. (a)	98,649	11,903,975
		16,774,791
Chemicals — 2.6%
Eastman Chemical Co.	50,291	4,920,974
Consumer Staples Distribution & Retail — 0.7%
Performance Food Group Co. (a)	15,000	1,277,100
Financial Services — 4.2%
Toast, Inc. - Class A (a)	204,806	7,905,512
Ground Transportation — 1.2%
RXO, Inc. (a)(b)	114,133	2,336,302
Health Care Equipment & Supplies — 11.0%
Cooper Cos., Inc. (a)	51,680	4,670,839
DexCom, Inc. (a)	81,890	7,236,619
Globus Medical, Inc. - Class A (a)	110,763	8,896,484
		20,803,942

The accompanying notes are an integral part of these financial statements.

4

Motley Fool mid-cap growth ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 4.9%
HealthEquity, Inc. (a)	84,689	$9,295,465
Hotels, Restaurants & Leisure — 0.6%
Wingstop, Inc.	5,000	1,173,900
Insurance — 8.9%
Brown & Brown, Inc.	88,964	10,545,793
Goosehead Insurance, Inc. - Class A	50,439	6,214,589
		16,760,382
Life Sciences Tools & Services — 3.6%
Waters Corp. (a)	17,900	6,754,386
Professional Services — 7.4%
Broadridge Financial Solutions, Inc.	38,014	9,169,737
TransUnion (b)	51,730	4,781,404
		13,951,141
Real Estate Management & Development — 1.8%
CoStar Group, Inc. (a)	43,510	3,317,637
Software — 14.8%
Alarm.com Holdings, Inc. (a)	94,615	5,496,186
Datadog, Inc. - Class A (a)	22,500	2,622,375
DoubleVerify Holdings, Inc. (a)	50,000	695,000
Guidewire Software, Inc. (a)	34,425	6,930,441
QXO, Inc.	301,357	3,839,288
Tyler Technologies, Inc. (a)	13,738	8,358,611
		27,941,901
Specialized REITs — 4.0%
SBA Communications Corp.	34,209	7,454,141
Specialty Retail — 2.2%
Tractor Supply Co. (b)	73,685	4,078,465
Textiles, Apparel & Luxury Goods — 1.9%
Crocs, Inc. (a)(b)	35,000	3,484,950

The accompanying notes are an integral part of these financial statements.

5

Motley Fool mid-cap growth ETF

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors — 8.5%
Fastenal Co.	77,044	$5,834,542
Herc Holdings, Inc.	31,439	4,510,868
Watsco, Inc. (b)	11,154	5,625,297
		15,970,707
TOTAL COMMON STOCKS (Cost $115,883,451)		186,491,478

	Units

SHORT-TERM INVESTMENTS — 3.9%
Investments Purchased with Proceeds from Securities Lending — 3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	7,363,573	7,363,573
TOTAL SHORT-TERM INVESTMENTS (Cost $7,363,573)		7,363,573

TOTAL INVESTMENTS — 102.9% (Cost $123,247,024)		193,855,051
Liabilities in Excess of Other Assets — (2.9)%		(5,553,528)
TOTAL NET ASSETS — 100.0%		$188,301,523

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $7,207,452 which represented 3.8% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

6

Motley Fool 100 Index ETF

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.6%
Altaba, Inc. - Escrow Shares (a)(b)	8,565	$9,421
Aerospace & Defense — 0.3%
TransDigm Group, Inc.	2,827	3,865,074
Air Freight & Logistics — 0.2%
FedEx Corp.	12,102	3,181,616
Automobiles — 1.6%
Tesla, Inc. (b)(c)	71,949	21,079,618
Banks — 3.2%
JPMorgan Chase & Co.	142,380	37,680,867
Truist Financial Corp.	66,701	3,091,591
		40,772,458
Beverages — 0.2%
Monster Beverage Corp. (b)	48,860	2,670,199
Biotechnology — 1.8%
Amgen, Inc.	27,007	8,319,776
Biogen, Inc. (b)	7,324	1,029,022
Gilead Sciences, Inc.	62,612	7,157,178
Vertex Pharmaceuticals, Inc. (b)	12,939	6,208,003
		22,713,979
Broadline Retail — 6.3%
Amazon.com, Inc. (b)	361,214	76,678,508
Coupang, Inc. (b)	90,374	2,141,864
eBay, Inc.	24,069	1,558,227
		80,378,599
Capital Markets — 1.9%
Charles Schwab Corp.	91,970	7,314,374
CME Group, Inc.	18,105	4,594,506
Intercontinental Exchange, Inc.	28,844	4,996,646
Moody’s Corp.	9,106	4,588,878
Nasdaq, Inc.	28,875	2,390,272
		23,884,676
Chemicals — 0.7%
Ecolab, Inc.	14,226	3,826,936

The accompanying notes are an integral part of these financial statements.

7

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (continued)
Sherwin-Williams Co.	12,613	$4,569,312
		8,396,248
Commercial Services & Supplies — 0.9%
Cintas Corp.	20,270	4,206,025
Copart, Inc. (b)	48,410	2,652,868
Waste Management, Inc.	20,162	4,693,310
		11,552,203
Communications Equipment — 0.7%
Arista Networks, Inc. (b)	63,295	5,889,600
Motorola Solutions, Inc.	8,392	3,694,326
		9,583,926
Consumer Staples Distribution & Retail — 4.9%
Costco Wholesale Corp.	22,302	23,386,100
Walmart, Inc.	403,605	39,799,489
		63,185,589
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	43,019	2,157,403

Entertainment — 2.7%
Electronic Arts, Inc.	13,178	1,701,543
Netflix, Inc. (b)	21,477	21,059,487
ROBLOX Corp. - Class A (b)	32,967	2,098,020
Walt Disney Co.	90,986	10,354,207
		35,213,257
Financial Services — 9.7%
Berkshire Hathaway, Inc. - Class B (b)	108,367	55,682,216
Block, Inc. (b)	31,141	2,033,507
Mastercard, Inc. - Class A	46,122	26,580,570
PayPal Holdings, Inc. (b)	50,368	3,578,646
Visa, Inc. - Class A	98,529	35,737,454
		123,612,393

The accompanying notes are an integral part of these financial statements.

8

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation — 1.4%
Old Dominion Freight Line, Inc. (c)	10,725	$1,892,963
Uber Technologies, Inc. (b)	105,795	8,041,478
Union Pacific Corp.	30,461	7,514,424
		17,448,865
Health Care Equipment & Supplies — 1.5%
Becton Dickinson & Co.	14,574	3,286,874
DexCom, Inc. (b)	19,623	1,734,085
IDEXX Laboratories, Inc. (b)	4,117	1,799,582
Intuitive Surgical, Inc. (b)	17,896	10,257,092
ResMed, Inc. (c)	7,381	1,723,611
		18,801,244
Health Care Providers & Services — 2.7%
CVS Health Corp.	63,227	4,155,278
HCA Healthcare, Inc.	12,722	3,896,749
McKesson Corp.	6,375	4,081,658
UnitedHealth Group, Inc.	46,239	21,961,675
		34,095,360
Health Care Technology — 0.1%
Veeva Systems, Inc. - Class A (b)	8,159	1,828,758
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. - Class A (b)	31,390	4,359,129
Booking Holdings, Inc.	1,663	8,341,625
Chipotle Mexican Grill, Inc. (b)	68,513	3,697,646
DoorDash, Inc. - Class A (b)	20,872	4,141,840
Marriott International, Inc. - Class A	13,961	3,915,362
Starbucks Corp.	56,964	6,597,001
		31,052,603
Industrial Conglomerates — 0.3%
3M Co.	27,364	4,244,704
Insurance — 0.9%
Aflac, Inc.	27,909	3,055,198
Progressive Corp.	29,434	8,300,388
		11,355,586

The accompanying notes are an integral part of these financial statements.

9

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services — 10.2%
Alphabet, Inc. - Class C	418,909	$72,144,508
Meta Platforms, Inc. - Class A	86,726	57,950,313
		130,094,821
IT Services — 0.5%
Cognizant Technology Solutions Corp. - Class A	24,914	2,076,084
Gartner, Inc. (b)	3,877	1,931,987
Snowflake, Inc. - Class A (b)	16,586	2,937,380
		6,945,451
Life Sciences Tools & Services — 0.1%
Illumina, Inc. (b)	7,970	707,258
Machinery — 0.2%
Cummins, Inc.	6,895	2,538,601
Media — 0.1%
Trade Desk, Inc. - Class A (b)	24,799	1,743,866
Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc.	112,806	3,057,043
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	101,897	6,075,099
Eli Lilly & Co.	45,238	41,647,460
		47,722,559
Real Estate Management & Development — 0.1%
CoStar Group, Inc. (b)	20,599	1,570,674
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc. (b)	81,535	8,142,085
Broadcom, Inc.	124,963	24,921,371
Lam Research Corp.	64,641	4,960,551
NVIDIA Corp.	841,271	105,091,573
		143,115,580
Software — 14.0%
Adobe Systems, Inc. (b)	22,118	9,700,070
Autodesk, Inc. (b)	10,793	2,959,548
Crowdstrike Holdings, Inc. - Class A (b)	12,377	4,822,822

The accompanying notes are an integral part of these financial statements.

10

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Software (continued)
Datadog, Inc. - Class A (b)	17,065	$1,988,926
Fair Isaac Corp. (b)	1,222	2,305,120
Fortinet, Inc. (b)	38,509	4,159,357
Intuit, Inc.	14,063	8,632,432
Microsoft Corp.	255,407	101,394,025
Palo Alto Networks, Inc. (b)	32,966	6,277,715
Roper Technologies, Inc.	5,386	3,148,117
Salesforce, Inc.	48,081	14,320,926
ServiceNow, Inc. (b)	10,370	9,641,611
Synopsys, Inc. (b)	7,768	3,552,151
Workday, Inc. - Class A (b)	13,366	3,519,802
Zoom Communications, Inc. - Class A (b)	15,401	1,135,054
Zscaler, Inc. (b)	7,711	1,513,130
		179,070,806
Specialized REITs — 1.1%
American Tower Corp.	23,476	4,827,135
Crown Castle, Inc.	21,836	2,054,767
Digital Realty Trust, Inc.	16,668	2,605,542
Equinix, Inc.	4,848	4,385,598
		13,873,042
Specialty Retail — 2.1%
Home Depot, Inc.	49,905	19,792,323
TJX Cos., Inc.	56,479	7,046,320
		26,838,643
Technology Hardware, Storage & Peripherals — 9.8%
Apple, Inc.	519,271	125,580,499
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. - Class B	74,784	5,940,093
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.	58,302	15,723,466
TOTAL COMMON STOCKS (Cost $880,736,762)		1,275,606,181

The accompanying notes are an integral part of these financial statements.

11

Motley Fool 100 Index ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2025 (UNAUDITED)

	Units	Value

SHORT-TERM INVESTMENTS — 0.5%
Investments Purchased with Proceeds from Securities Lending — 0.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (d)	6,705,630	$6,705,630
TOTAL SHORT-TERM INVESTMENTS (Cost $6,705,630)		6,705,630

TOTAL INVESTMENTS — 100.1% (Cost $887,442,392)		1,282,311,811
Liabilities in Excess of Other Assets — (0.1)%		(1,632,015)
TOTAL NET ASSETS — 100.0%		$1,280,679,796

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the super-vision of the Adviser, acting as Valuation Designee. These securities represented $9,421 or 0.0% of net assets as of February 28, 2025.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $6,774,031 which represented 0.5% of net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

12

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 96.0%
Aerospace & Defense — 8.9%
Axon Enterprise, Inc. (a)	6,964	$3,680,126
Hexcel Corp.	26,739	1,694,450
Leonardo DRS, Inc. (a)	91,328	2,780,938
		8,155,514
Air Freight & Logistics — 3.3%
GXO Logistics, Inc. (a)(b)	77,416	3,051,739
Automobile Components — 2.3%
Gentex Corp.	84,750	2,061,120
Banks — 3.3%
Live Oak Bancshares, Inc.	93,835	2,984,891
Biotechnology — 3.2%
Ultragenyx Pharmaceutical, Inc. (a)	68,298	2,931,350
Building Products — 2.1%
Trex Co., Inc. (a)	31,293	1,930,465
Capital Markets — 4.8%
StoneX Group, Inc. (a)	36,422	4,395,043
Diversified Consumer Services — 1.2%
Frontdoor, Inc. (a)	25,052	1,139,365
Electronic Equipment, Instruments & Components — 1.9%
IPG Photonics Corp. (a)	29,522	1,717,885
Financial Services — 5.2%
Toast, Inc. - Class A (a)	122,730	4,737,378
Ground Transportation — 4.3%
Landstar System, Inc.	8,380	1,330,744
RXO, Inc. (a)	128,790	2,636,331
		3,967,075
Health Care Equipment & Supplies — 12.2%
Alphatec Holdings, Inc. (a)	171,760	2,152,153
Globus Medical, Inc. - Class A (a)	49,006	3,936,162
Penumbra, Inc. (a)	11,105	3,169,811
UFP Technologies, Inc. (a)(b)	8,642	1,966,833
		11,224,959

The accompanying notes are an integral part of these financial statements.

13

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 4.3%
HealthEquity, Inc. (a)	35,828	$3,932,481
Industrial REITs — 2.3%
STAG Industrial, Inc.	57,411	2,065,648
Insurance — 4.7%
Goosehead Insurance, Inc. - Class A (b)	35,068	4,320,728

Oil, Gas & Consumable Fuels — 3.1%
Northern Oil & Gas, Inc. (b)	91,524	2,883,006
Personal Care Products — 2.6%
BellRing Brands, Inc. (a)	32,410	2,375,005
Professional Services — 1.6%
Verra Mobility Corp. (a)	62,376	1,427,787
Semiconductors & Semiconductor Equipment — 2.5%
SiTime Corp. (a)	15,016	2,329,732
Software — 14.6%
Alarm.com Holdings, Inc. (a)	63,038	3,661,877
DoubleVerify Holdings, Inc. (a)	22,942	318,894
LiveRamp Holdings, Inc. (a)	95,618	2,857,066
nCino, Inc. (a)(b)	59,236	1,854,679
Q2 Holdings, Inc. (a)	37,452	3,272,181
QXO, Inc.	112,532	1,433,658
		13,398,355
Textiles, Apparel & Luxury Goods — 2.3%
Crocs, Inc. (a)(b)	21,331	2,123,928
Trading Companies & Distributors — 5.3%
Herc Holdings, Inc.	16,038	2,301,132
Watsco, Inc. (b)	5,010	2,526,693
		4,827,825
TOTAL COMMON STOCKS (Cost $76,422,142)		87,981,279

The accompanying notes are an integral part of these financial statements.

14

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2025 (UNAUDITED)

	Units	Value

SHORT-TERM INVESTMENTS — 12.7%
Investments Purchased with Proceeds from Securities Lending — 12.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	11,677,511	$11,677,511
TOTAL SHORT-TERM INVESTMENTS (Cost $11,677,511)		11,677,511

TOTAL INVESTMENTS — 108.7% (Cost $88,099,653)		99,658,790
Liabilities in Excess of Other Assets — (8.7)%		(7,975,747)
TOTAL NET ASSETS — 100.0%		$91,683,043

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $11,381,601 which represented 12.4% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

15

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.8%
Air Freight & Logistics — 0.0%(a)
GXO Logistics, Inc. (b)	796	$31,378
Beverages — 0.5%
Boston Beer Co., Inc. - Class A (b)	86	20,964
Monster Beverage Corp. (b)	6,720	367,248
		388,212
Biotechnology — 3.1%
Exelixis, Inc. (b)	2,692	104,154
Gilead Sciences, Inc.	11,188	1,278,900
Neurocrine Biosciences, Inc. (b)	814	96,638
Vertex Pharmaceuticals, Inc. (b)	1,866	895,288
		2,374,980
Broadline Retail — 4.8%
Amazon.com, Inc. (b)	15,980	3,392,234
eBay, Inc.	3,613	233,906
Etsy, Inc. (b)	878	44,945
		3,671,085
Capital Markets — 0.2%
Cboe Global Markets, Inc.	705	148,614
PJT Partners, Inc. - Class A	235	37,426
		186,040
Chemicals — 2.2%
Balchem Corp.	212	36,894
Ecolab, Inc.	2,218	596,664
RPM International, Inc.	1,182	146,438
Sherwin-Williams Co.	2,503	906,762
		1,686,758
Commercial Services & Supplies — 2.5%
Cintas Corp.	3,866	802,195
Rollins, Inc.	4,986	261,217
Veralto Corp.	1,848	184,356
Waste Management, Inc.	2,951	686,934
		1,934,702

The accompanying notes are an integral part of these financial statements.

16

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment — 1.9%
Arista Networks, Inc. (b)	8,471	$788,227
Motorola Solutions, Inc.	1,427	628,194
		1,416,421
Construction & Engineering — 0.2%
EMCOR Group, Inc.	384	157,022
Consumer Staples Distribution & Retail — 10.6%
Casey’s General Stores, Inc.	358	148,287
Costco Wholesale Corp.	3,790	3,974,232
Maplebear, Inc. (b)	2,594	106,588
Walmart, Inc.	39,805	3,925,171
		8,154,278
Distributors — 0.1%
LKQ Corp.	2,090	88,177
Entertainment — 4.8%
Electronic Arts, Inc.	2,143	276,704
Netflix, Inc. (b)	3,493	3,425,096
		3,701,800
Financial Services — 10.6%
Jack Henry & Associates, Inc.	596	103,459
Mastercard, Inc. - Class A	6,809	3,924,095
Visa, Inc. - Class A	11,356	4,118,935
		8,146,489
Ground Transportation — 1.8%
Landstar System, Inc.	260	41,288
Old Dominion Freight Line, Inc.	1,669	294,579
Union Pacific Corp.	4,265	1,052,133
		1,388,000
Health Care Equipment & Supplies — 3.1%
IDEXX Laboratories, Inc. (b)	812	354,933
Insulet Corp. (b)	563	153,288
Intuitive Surgical, Inc. (b)	2,579	1,478,154
ResMed, Inc.	1,242	290,032
Solventum Corp. (b)	1,325	105,669

The accompanying notes are an integral part of these financial statements.

17

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
STAAR Surgical Co. (b)	451	$7,892
		2,389,968
Health Care Providers & Services — 6.9%
CVS Health Corp.	9,120	599,366
HCA Healthcare, Inc.	2,408	737,570
McKesson Corp.	856	548,063
UnitedHealth Group, Inc.	7,103	3,373,641
		5,258,640
Hotels, Restaurants & Leisure — 0.8%
Chipotle Mexican Grill, Inc. (b)	10,915	589,083
Household Durables — 0.1%
Dream Finders Homes, Inc. - Class A (b)	625	14,944
Meritage Homes Corp.	516	37,394
		52,338
Interactive Media & Services — 9.8%
Alphabet, Inc. - Class C	18,350	3,160,237
Match Group, Inc.	2,089	66,242
Meta Platforms, Inc. - Class A	5,996	4,006,528
Pinterest, Inc. - Class A (b)	6,297	232,863
		7,465,870
IT Services — 1.3%
Cognizant Technology Solutions Corp. - Class A	3,790	315,821
EPAM Systems, Inc. (b)	382	78,745
Gartner, Inc. (b)	725	361,282
GoDaddy, Inc. - Class A (b)	1,210	217,195
		973,043
Machinery — 0.1%
Tennant Co.	164	14,196
Toro Co.	747	59,917
		74,113

The accompanying notes are an integral part of these financial statements.

18

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Media — 0.4%
New York Times Co. - Class A	1,490	$71,654
Trade Desk, Inc. - Class A (b)	3,493	245,628
		317,282
Personal Care Products — 0.1%
elf Beauty, Inc. (b)	517	36,319
Pharmaceuticals — 5.4%
Eli Lilly & Co.	4,524	4,164,930
Professional Services — 0.0%(a)
TaskUS, Inc. - Class A (b)	775	10,935
Upwork, Inc. (b)	1,100	17,523
		28,458
Semiconductors & Semiconductor Equipment — 1.5%
Cirrus Logic, Inc. (b)	449	46,790
Impinj, Inc. (b)	193	18,655
Lam Research Corp.	10,271	788,197
Monolithic Power Systems, Inc.	390	238,294
Universal Display Corp.	348	53,460
		1,145,396
Software — 15.7%
Adobe Systems, Inc. (b)	4,821	2,114,298
Appfolio, Inc. - Class A (b)	309	66,280
Appian Corp. - Class A (b)	574	18,638
Autodesk, Inc. (b)	1,950	534,710
DocuSign, Inc. (b)	2,049	170,415
Fair Isaac Corp. (b)	288	543,269
Fortinet, Inc. (b)	7,365	795,494
HubSpot, Inc. (b)	473	342,447
Manhattan Associates, Inc. (b)	474	83,841
Microsoft Corp.	8,280	3,287,077
Nutanix, Inc. - Class A (b)	2,632	202,374
Palo Alto Networks, Inc. (b)	4,781	910,446
Pegasystems, Inc.	699	54,878
Samsara, Inc. - Class A (b)	4,172	198,921
ServiceNow, Inc. (b)	1,622	1,508,071

The accompanying notes are an integral part of these financial statements.

19

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (b)	1,346	$615,499
Workday, Inc. - Class A (b)	2,050	539,847
		11,986,505
Specialty Retail — 6.3%
Home Depot, Inc.	7,814	3,099,032
Stitch Fix, Inc. - Class A (b)	917	4,337
TJX Cos., Inc.	9,173	1,144,423
Tractor Supply Co.	4,842	268,005
Ulta Beauty, Inc. (b)	399	146,178
Williams-Sonoma, Inc.	877	170,647
Winmark Corp.	58	19,493
		4,852,115
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	14,104	3,410,911
Pure Storage, Inc. - Class A (b)	3,027	158,827
		3,569,738
Textiles, Apparel & Luxury Goods — 0.1%
Skechers USA, Inc. - Class A (b)	1,192	72,700
Under Armour, Inc. - Class A (b)	3,510	23,903
		96,603
Trading Companies & Distributors — 0.2%
Watsco, Inc.	337	169,959
TOTAL COMMON STOCKS (Cost $64,330,508)		76,495,702

TOTAL INVESTMENTS — 99.8% (Cost $64,330,508)		76,495,702
Other Assets in Excess of Liabilities — 0.2%		123,667
TOTAL NET ASSETS — 100.0%		$76,619,369

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

20

MOTLEY FOOL next index ETF

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.7%
Aerospace & Defense — 5.0%
AeroVironment, Inc. (a)	442	$66,132
Axon Enterprise, Inc. (a)	1,224	646,823
HEICO Corp.	1,937	512,685
Rocket Lab USA, Inc. (a)	7,963	163,162
Textron, Inc.	2,977	222,471
		1,611,273
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (a)	1,899	74,859
Automobile Components — 0.5%
BorgWarner, Inc.	3,481	103,629
Phinia, Inc.	669	32,989
XPEL, Inc. (a)	437	14,609
		151,227
Banks — 0.7%
Axos Financial, Inc. (a)	905	60,454
Western Alliance Bancorp	1,758	152,805
		213,259
Beverages — 0.4%
Boston Beer Co., Inc. - Class A (a)	176	42,904
Celsius Holdings, Inc. (a)	3,741	96,106
		139,010
Biotechnology — 5.0%
Alnylam Pharmaceuticals, Inc. (a)	2,070	510,773
AnaptysBio, Inc. (a)	483	8,124
BioMarin Pharmaceutical, Inc. (a)	3,037	216,113
Bluebird Bio, Inc. (a)	153	624
Bridgebio Pharma, Inc. (a)	3,008	104,979
Editas Medicine, Inc. (a)	1,310	2,515
Emergent BioSolutions, Inc. (a)	863	6,455
Exact Sciences Corp. (a)	2,946	139,670
Exelixis, Inc. (a)	4,546	175,885

The accompanying notes are an integral part of these financial statements.

21

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Ionis Pharmaceuticals, Inc. (a)	2,515	$83,473
Moderna, Inc. (a)	6,128	189,723
Neurocrine Biosciences, Inc. (a)	1,611	191,258
		1,629,592
Broadline Retail — 0.3%
Etsy, Inc. (a)	1,791	91,681
Building Products — 0.3%
Trex Co., Inc. (a)	1,703	105,058
Capital Markets — 4.8%
Affiliated Managers Group, Inc.	480	82,008
Cboe Global Markets, Inc.	1,685	355,198
FactSet Research Systems, Inc.	611	282,123
Houlihan Lokey, Inc.	1,115	193,285
Interactive Brokers Group, Inc. - Class A	1,749	357,496
Jefferies Financial Group, Inc.	3,316	219,519
PJT Partners, Inc. - Class A	374	59,563
		1,549,192
Chemicals — 1.1%
Balchem Corp.	513	89,277
Perimeter Solutions, Inc. (a)	2,328	24,630
RPM International, Inc.	2,074	256,948
		370,855
Commercial Services & Supplies — 2.5%
Healthcare Services Group, Inc. (a)	1,164	12,222
Rollins, Inc.	7,797	408,485
Veralto Corp.	3,969	395,947
		816,654
Communications Equipment — 1.0%
Ubiquiti, Inc.	972	332,123
Construction & Engineering — 1.4%
EMCOR Group, Inc.	739	302,184
MasTec, Inc. (a)	1,237	161,540
		463,724

The accompanying notes are an integral part of these financial statements.

22

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance — 0.5%
Nelnet, Inc. - Class A	574	$70,252
Upstart Holdings, Inc. (a)	1,453	96,871
		167,123
Consumer Staples Distribution & Retail — 1.3%
Casey’s General Stores, Inc.	596	246,869
Maplebear, Inc. (a)	4,093	168,182
		415,051
Distributors — 0.5%
LKQ Corp.	4,139	174,624
Diversified Consumer Services — 0.7%
Chegg, Inc. (a)	1,661	1,811
Duolingo, Inc. (a)	706	220,321
		222,132
Diversified Telecommunication Services — 0.0%(b)
Bandwidth, Inc. - Class A (a)	435	6,947
Electronic Equipment, Instruments & Components — 2.1%
Cognex Corp.	2,731	89,577
Coherent Corp. (a)	2,463	185,193
IPG Photonics Corp. (a)	687	39,977
Littelfuse, Inc.	399	92,612
Zebra Technologies Corp. - Class A (a)	828	260,861
		668,220
Entertainment — 5.5%
Live Nation Entertainment, Inc. (a)	3,700	530,432
Roku, Inc. (a)	2,313	193,158
Take-Two Interactive Software, Inc. (a)	2,818	597,360
Warner Bros Discovery, Inc. (a)	39,365	451,123
		1,772,073
Financial Services — 2.5%
Euronet Worldwide, Inc. (a)	697	71,414
Jack Henry & Associates, Inc.	1,171	203,274
Marqeta, Inc. - Class A (a)	8,005	33,461
Toast, Inc. - Class A (a)	9,115	351,839

The accompanying notes are an integral part of these financial statements.

23

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Financial Services (continued)
Walker & Dunlop, Inc.	537	$46,005
WEX, Inc. (a)	630	98,973
		804,966
Food Products — 1.6%
Darling Ingredients, Inc. (a)	2,532	91,380
Freshpet, Inc. (a)	769	82,306
McCormick & Co., Inc./MD	4,306	355,719
		529,405
Ground Transportation — 1.8%
Landstar System, Inc.	575	91,310
RXO, Inc. (a)	2,558	52,362
U-Haul Holding Co. (a)	2,888	199,994
XPO, Inc. (a)	1,854	227,968
		571,634
Health Care Equipment & Supplies — 3.6%
Align Technology, Inc. (a)	1,189	222,379
Globus Medical, Inc. - Class A (a)	2,165	173,893
Insulet Corp. (a)	1,126	306,576
Masimo Corp. (a)	859	162,153
QuidelOrtho Corp. (a)	1,070	42,789
Solventum Corp. (a)	2,749	219,233
STAAR Surgical Co. (a)	780	13,650
TransMedics Group, Inc. (a)	534	40,755
		1,181,428
Health Care Providers & Services — 1.8%
Fulgent Genetics, Inc. (a)	485	7,493
Guardant Health, Inc. (a)	1,964	83,568
HealthEquity, Inc. (a)	1,376	151,030
Progyny, Inc. (a)	1,354	30,506
Quest Diagnostics, Inc.	1,800	311,220
		583,817
Health Care Technology — 0.8%
Doximity, Inc. - Class A (a)	2,974	209,667

The accompanying notes are an integral part of these financial statements.

24

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
GoodRx Holdings, Inc. - Class A (a)	6,127	$30,513
Teladoc, Inc. (a)	2,740	26,194
		266,374
Hotels, Restaurants & Leisure — 3.0%
Cava Group, Inc. (a)	1,822	173,145
Dave & Buster’s Entertainment, Inc. (a)	612	12,785
Hyatt Hotels Corp. - Class A	1,543	217,486
Planet Fitness, Inc. - Class A (a)	1,339	123,924
Sweetgreen, Inc. - Class A (a)	1,838	41,833
Texas Roadhouse, Inc.	1,062	195,503
Vail Resorts, Inc.	596	94,758
Wingstop, Inc.	465	109,173
		968,607
Household Durables — 1.5%
Dream Finders Homes, Inc. - Class A (a)	1,486	35,530
iRobot Corp. (a)	485	3,526
Meritage Homes Corp.	1,149	83,268
NVR, Inc. (a)	49	355,034
		477,358
Household Products — 0.1%
Spectrum Brands Holdings, Inc.	443	34,306
Industrial REITs — 0.3%
STAG Industrial, Inc.	2,898	104,270
Insurance — 2.0%
Kinsale Capital Group, Inc.	374	161,512
Lemonade, Inc. (a)	1,136	41,293
Markel Group, Inc. (a)	206	398,289
Safety Insurance Group, Inc.	233	17,741
Trupanion, Inc. (a)	673	23,245
		642,080
Interactive Media & Services — 1.6%
Match Group, Inc.	3,998	126,777
Pinterest, Inc. - Class A (a)	10,845	401,048
		527,825

The accompanying notes are an integral part of these financial statements.

25

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
IT Services — 7.2%
Cloudflare, Inc. - Class A (a)	5,507	$800,167
DigitalOcean Holdings, Inc. (a)	1,469	62,947
EPAM Systems, Inc. (a)	910	187,587
Fastly, Inc. - Class A (a)	2,231	15,193
GoDaddy, Inc. - Class A (a)	2,253	404,414
MongoDB, Inc. (a)	1,195	319,579
Okta, Inc. (a)	2,750	248,847
Twilio, Inc. - Class A (a)	2,461	295,148
		2,333,882
Leisure Products — 0.5%
Hasbro, Inc.	2,219	144,479
Life Sciences Tools & Services — 0.4%
Repligen Corp. (a)	890	141,741
Machinery — 3.5%
Chart Industries, Inc. (a)	669	127,478
Middleby Corp. (a)	852	140,929
Proto Labs, Inc. (a)	386	15,394
RBC Bearings, Inc. (a)	501	179,959
Tennant Co.	297	25,708
Toro Co.	1,610	129,138
Westinghouse Air Brake Technologies Corp.	2,815	521,789
		1,140,395
Media — 0.4%
Boston Omaha Corp. - Class A (a)	497	7,077
New York Times Co. - Class A	2,609	125,467
PubMatic, Inc. - Class A (a)	758	8,058
		140,602
Oil, Gas & Consumable Fuels — 1.5%
Clean Energy Fuels Corp. (a)	3,556	7,254
EQT Corp.	9,603	462,576
Excelerate Energy, Inc. - Class A	382	11,720
Vitesse Energy, Inc.	470	12,084
		493,634

The accompanying notes are an integral part of these financial statements.

26

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Passenger Airlines — 0.5%
Alaska Air Group, Inc. (a)	2,019	$145,933
Personal Care Products — 0.2%
elf Beauty, Inc. (a)	894	62,803
Pharmaceuticals — 0.8%
Axsome Therapeutics, Inc. (a)	768	97,951
Viatris, Inc.	19,021	175,564
		273,515
Professional Services — 3.6%
Broadridge Financial Solutions, Inc.	1,876	452,529
Paycom Software, Inc.	897	196,865
Robert Half, Inc.	1,614	95,371
SS&C Technologies Holdings, Inc.	3,975	353,974
TaskUS, Inc. - Class A (a)	1,420	20,036
Upwork, Inc. (a)	2,128	33,899
		1,152,674
Real Estate Management & Development — 0.9%
Redfin Corp. (a)	1,971	13,147
Zillow Group, Inc. - Class C (a)	3,706	284,102
		297,249
Semiconductors & Semiconductor Equipment — 4.1%
Cirrus Logic, Inc. (a)	842	87,745
Enphase Energy, Inc. (a)	2,150	123,260
First Solar, Inc. (a)	1,718	233,957
Impinj, Inc. (a)	446	43,110
Monolithic Power Systems, Inc.	783	478,421
Silicon Laboratories, Inc. (a)	512	71,834
Skyworks Solutions, Inc.	2,593	172,849
Universal Display Corp.	754	115,829
		1,327,005
Software — 11.1%
Alarm.com Holdings, Inc. (a)	783	45,484
Appfolio, Inc. - Class A (a)	569	122,051
Appian Corp. - Class A (a)	1,156	37,535
Asana, Inc. - Class A (a)	3,643	70,128

The accompanying notes are an integral part of these financial statements.

27

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Software (continued)
Blackbaud, Inc. (a)	785	$51,889
BlackLine, Inc. (a)	995	48,059
Box, Inc. - Class A (a)	2,286	74,752
Braze, Inc. - Class A (a)	1,644	60,795
Confluent, Inc. - Class A (a)	5,226	165,873
DocuSign, Inc. (a)	3,241	269,554
Gitlab, Inc. - Class A (a)	2,585	155,643
HubSpot, Inc. (a)	828	599,464
Manhattan Associates, Inc. (a)	980	173,342
Nutanix, Inc. - Class A (a)	4,299	330,550
Pegasystems, Inc.	1,363	107,009
Q2 Holdings, Inc. (a)	959	83,788
Samsara, Inc. - Class A (a)	9,005	429,358
Tyler Technologies, Inc. (a)	687	417,991
UiPath, Inc. - Class A (a)	8,755	107,687
Unity Software, Inc. (a)	6,418	164,558
Varonis Systems, Inc. (a)	1,791	76,959
		3,592,469
Specialty Retail — 7.7%
Camping World Holdings, Inc. - Class A	955	18,613
CarMax, Inc. (a)	2,451	203,359
Carvana Co. (a)	2,062	480,652
Chewy, Inc. - Class A (a)	6,503	242,302
Designer Brands, Inc. - Class A	760	3,055
Five Below, Inc. (a)	875	76,029
GameStop Corp. - Class A (a)	7,116	178,185
RH (a)	294	94,689
Sleep Number Corp. (a)	354	4,981
Stitch Fix, Inc. - Class A (a)	2,018	9,545
Tractor Supply Co.	8,607	476,397
Ulta Beauty, Inc. (a)	744	272,572
Warby Parker, Inc. - Class A (a)	1,917	47,407
Williams-Sonoma, Inc.	1,981	385,463
Winmark Corp.	57	19,157
		2,512,406
Technology Hardware, Storage & Peripherals — 0.9%
Pure Storage, Inc. - Class A (a)	5,235	274,680

The accompanying notes are an integral part of these financial statements.

28

MOTLEY FOOL next index ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 0.6%
Skechers USA, Inc. - Class A (a)	2,403	$146,559
Under Armour, Inc. - Class A (a)	6,571	44,748
		191,307
Trading Companies & Distributors — 1.4%
Watsco, Inc.	616	310,667
WESCO International, Inc.	776	140,045
		450,712
TOTAL COMMON STOCKS (Cost $30,132,484)		32,342,233

TOTAL INVESTMENTS — 99.7% (Cost $30,132,484)		32,342,233
Other Assets in Excess of Liabilities — 0.3%		109,577
TOTAL NET ASSETS — 100.0%		$32,451,810

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT — Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

29

Motley Fool ETFs

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
ASSETS
Investments in securities of unaffiliated issurers, at value (cost $246,676,738, $115,883,451, $880,736,762 and $76,422,142 respectively)^	$404,095,291	$186,491,479	$1,275,606,181	$87,981,279
Investments purchased with proceeds from securities lending collateral (cost $28,211,048, $7,363,573, $6,705,630 and $11,677,511 respectively)	28,211,048	7,363,573	6,705,630	11,677,511
Cash and cash equivalents	7,937,248	1,884,964	4,894,683	3,767,495
Cash	—	—	—	858,448
Receivables for:
Investments Sold	—	—	—	828,404
Dividends and tax reclaims	192,988	51,732	681,655	35,016
Total assets	440,436,575	195,791,748	1,287,888,149	105,148,153

LIABILITIES
Payables for:
Securities lending collateral (see Note 7)	28,211,048	7,363,573	6,705,630	11,677,511
Capital shares redeemed	—	—	—	1,723,383
Investments purchased	5,360,073	—	—	—
Advisory fees	271,400	126,652	502,723	64,216
Total liabilities	33,842,521	7,490,225	7,208,353	13,465,110
Net assets	$406,594,054	$188,301,523	$1,280,679,796	$91,683,043

NET ASSETS CONSIST OF:
Par value	$13,869	$7,168	$21,350	$2,650
Paid-in capital	214,452,050	100,967,617	852,437,944	95,908,656
Total distributable earnings/(losses)	192,128,135	87,326,738	428,220,502	(4,228,263)
Net assets	$406,594,054	$188,301,523	$1,280,679,796	$91,683,043

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	13,868,873	7,167,511	21,350,000	2,650,000
Net asset value, price per share	$29.32	$26.27	$59.99	$34.60

^ Includes market value of securities on loan	$28,073,813	$7,207,452	$6,774,031	$11,381,601

The accompanying notes are an integral part of these financial statements.

30

Motley Fool ETFs

Statements of Assets and Liabilities (concluded)

FEBRUARY 28, 2025 (UNAUDITED)

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool Next Index ETF
ASSETS
Investments in securities of unaffiliated issurers, at value (cost $64,330,508, and $30,132,484 respectively)	$76,495,702	$32,342,233
Cash and cash equivalents	334,516	341,136
Receivables for:
Dividends and tax reclaims	35,512	13,371
Total assets	76,865,730	32,696,740

LIABILITIES
Payables for:
Investments purchased	216,606	232,281
Advisory fees	29,755	12,649
Total liabilities	246,361	244,930
Net assets	$76,619,369	$32,451,810

NET ASSETS CONSIST OF:
Par value	$2,800	$1,650
Paid-in capital	62,934,234	32,727,201
Total distributable earnings/(losses)	13,682,335	(277,041)
Net assets	$76,619,369	$32,451,810

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,800,000	1,650,000
Net asset value, price per share	$27.36	$19.67

The accompanying notes are an integral part of these financial statements.

31

Motley Fool ETFs

Statements of Operations

FOR THE Six Months ENDED FEBRUARY 28, 2025 (UNAUDITED)

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
INVESTMENT INCOME
Dividends	$6,613,464	$957,651	$4,106,554	$432,137
Securities lending income	28,632	14,704	10,946	10,697
Total investment income	6,642,096	972,355	4,117,500	442,834

EXPENSES
Advisory fees (Note 3)	1,820,844	862,776	2,872,746	379,208
Total expenses	1,820,844	862,776	2,872,746	379,208
Net investment income/(loss)	4,821,252	109,579	1,244,754	63,626

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	31,023,388	16,618,808	42,941,189	1,469,257
Net change in unrealized appreciation/(depreciation) on:
Investments	(8,842,947)	(2,723,118)	52,401,110	1,990,608
Net realized and unrealized gain	22,180,441	13,895,690	95,342,299	3,459,865
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,001,693	$14,005,269	$96,587,053	$3,523,491

The accompanying notes are an integral part of these financial statements.

32

Motley Fool ETFs

Statements of Operations (CONCLUDED)

FOR THE Six Months ENDED FEBRUARY 28, 2025 (UNAUDITED)

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool NEXT INDEX ETF
INVESTMENT INCOME
Dividends	$210,099	$71,698
Total investment income	210,099	71,698

EXPENSES
Advisory fees (Note 3)	156,129	70,502
Total expenses	156,129	70,502
Net investment income/(loss)	53,970	1,196

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	2,109,991	(651,414)
Net change in unrealized appreciation/(depreciation) on:
Investments	1,943,367	2,408,187
Net realized and unrealized gain	4,053,358	1,756,773
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,107,328	$1,757,969

The accompanying notes are an integral part of these financial statements.

33

MOTLEY FOOL Global Opportunities ETF
Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income/(loss)	$4,821,252	$2,177,369
Net realized gain from investments and foreign currency transactions	31,023,388	101,258,275
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and assets and liabilities denominated in foreign currencies	(8,842,947)	(21,720,451)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,001,693	81,715,193

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total dividends and distributions to shareholders	(54,078,023)	(23,006,101)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	35,624,610	7,701,448
Shares redeemed	(42,416,698)	(55,914,052)
Net decrease in net assets from capital share transactions	(6,792,088)	(48,212,604)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(33,868,418)	10,496,488

NET ASSETS:
Beginning of period	$440,462,472	$429,965,984
End of period	$406,594,054	$440,462,472

SHARES TRANSACTIONS:
Shares sold	1,150,000	275,000
Shares redeemed	(1,325,000)	(1,950,000)
Net increase/(decrease) in shares outstanding	(175,000)	(1,675,000)

The accompanying notes are an integral part of these financial statements.

34

MOTLEY FOOL Mid-Cap Growth ETF
Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income/(loss)	$109,579	$157,172
Net realized gain from investments and foreign currency transactions	16,618,808	43,792,151
Net change in unrealized depreciation on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	(2,723,118)	(10,270,372)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,005,269	33,678,951

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total dividends and distributions to shareholders	(28,997,279)	(4,987,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,898,863	8,257,740
Shares redeemed	(20,744,302)	(28,155,655)
Net decrease in net assets from capital share transactions	154,561	(19,897,915)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(14,837,449)	8,793,235

NET ASSETS:
Beginning of period	$203,138,972	$194,345,737
End of period	$188,301,523	$203,138,972

SHARES TRANSACTIONS:
Shares sold	750,000	300,000
Shares redeemed	(700,000)	(1,075,000)
Net increase/(decrease) in shares outstanding	50,000	(775,000)

The accompanying notes are an integral part of these financial statements.

35

Motley Fool 100 Index ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income	$1,244,754	$1,904,997
Net realized gain from investments	42,941,189	35,242,986
Net change in unrealized appreciation/(depreciation) on investments	52,401,110	169,139,961
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,587,053	206,287,944

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(4,844,626)	(846,637)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	288,733,463	255,012,722
Shares redeemed	(69,680,932)	(40,092,155)
Net increase/(decrease) in net assets from capital share transactions	219,052,531	214,920,567
TOTAL INCREASE/(DECREASE) IN NET ASSETS	310,794,958	420,361,874

NET ASSETS:
Beginning of period	969,884,838	549,522,964
End of period	$1,280,679,796	$969,884,838

SHARES TRANSACTIONS:
Shares sold	4,900,000	5,225,000
Shares redeemed	(1,175,000)	(825,000)
Net increase/(decrease) in shares outstanding	3,725,000	4,400,000

The accompanying notes are an integral part of these financial statements.

36

Motley Fool Small-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income/(loss)	$63,626	$(124,738)
Net realized gain/(loss) from investments	1,469,257	(7,112,753)
Net change in unrealized appreciation/(depreciation) on investments	1,990,608	16,332,435
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,523,491	9,094,944

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	—	(2,037)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,235,780	15,776,198
Shares redeemed	(6,324,908)	(19,475,617)
Net increase/(decrease) in net assets from capital share transactions	9,910,872	(3,699,419)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	13,434,363	5,393,488

NET ASSETS:
Beginning of period	78,248,680	72,855,192
End of period	$91,683,043	$78,248,680

SHARES TRANSACTIONS:
Shares sold	425,000	550,000
Shares redeemed	(175,000)	(650,000)
Net decrease in shares outstanding	250,000	(100,000)

The accompanying notes are an integral part of these financial statements.

37

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income	$53,970	$145,022
Net realized gain/(loss) from investments	2,109,991	2,448,477
Net change in unrealized appreciation/(depreciation) on investments	1,943,367	7,226,975
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,107,328	9,820,474

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(300,784)	(109,818)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,032,287	20,561,140
Shares redeemed	(4,545,800)	(5,405,930)
Net increase/(decrease) in net assets from capital share transactions	25,486,487	15,155,210
TOTAL INCREASE/(DECREASE) IN NET ASSETS	29,293,031	24,865,866

NET ASSETS:
Beginning of period	47,326,338	22,460,472
End of period	$76,619,369	$47,326,338

SHARES TRANSACTIONS:
Shares sold	1,125,000	900,000
Shares redeemed	(175,000)	(225,000)
Net increase/(decrease) in shares outstanding	950,000	675,000

The accompanying notes are an integral part of these financial statements.

38

MOTLEY FOOL NEXT INDEX ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income	$1,196	$33,375
Net realized gain/(loss) from investments	(651,414)	286,525
Net change in unrealized appreciation/(depreciation) on investments	2,408,187	3,254,754
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,757,969	3,574,654

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(18,172)	(46,367)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,197,442	420,680
Shares redeemed	—	(8,616,947)
Net increase/(decrease) in net assets from capital share transactions	6,197,442	(8,196,267)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	7,937,239	(4,667,980)

NET ASSETS:
Beginning of period	24,514,571	$29,182,551
End of period	$32,451,810	$24,514,571

SHARES TRANSACTIONS:
Shares sold	300,000	25,000
Shares redeemed	—	(525,000)
Net increase/(decrease) in shares outstanding	300,000	(500,000)

The accompanying notes are an integral part of these financial statements.

39

MOTLEY FOOL Global Opportunities ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		YEARS ENDED AUGUST 31,
	(UNAUDITED)		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$31.36		$27.35	$24.75	$37.03	$30.17	$25.09
Net investment income/(loss)(1)	0.35		0.15	0.11	0.30	(0.05)	— *
Net realized and unrealized gain/(loss) from investments	1.56		5.36	2.65	(10.00)	9.03	6.21
Net increase/(decrease) in net assets resulting from operations	1.91		5.51	2.76	(9.70)	8.98	6.21
Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.10)	(0.06)	(0.77)	—	(0.04)
Net realized capital gains	(3.83)		(1.40)	(0.10)	(1.81)	(2.12)	(1.09)
Total dividends and distributions to shareholders	(3.95)		(1.50)	(0.16)	(2.58)	(2.12)	(1.13)
Net asset value, end of period	$29.32		$31.36	$27.35	$24.75	$37.03	$30.17
Market value, end of period	$29.25		$31.30	$27.32	$24.74	$—	$—
Total investment return/(loss) on net asset value (2)	5.98	%(3)	21.00%	11.24%	(27.61)%	30.86%	25.64%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$406,594		$440,462	$429,966	$433,652	$181,509	$122,406
Ratio of expenses to average net assets	0.85	%(4)	0.85%	0.85%	0.87%	0.95%	0.95%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.85	%(4)	0.85%	0.85%	0.88%	0.98%	1.00%
Ratio of net investment income/(loss) to average net assets	2.25	%(4)	0.51%	0.45%	1.08%	(0.16)%	(0.01)%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	2.25	%(4)	0.51%	0.45%	1.07%	(0.19)%	(0.06)%
Portfolio turnover rate	8	%(3)	38%	4%	14%	12%	10%

*	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

40

MOTLEY FOOL Mid-Cap Growth ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		YEARS ENDED AUGUST 31,
	(UNAUDITED)		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$28.54		$24.62	$22.68	$33.20	$29.79	$24.48
Net investment income/ (loss)(1)	0.02		0.02	0.07	(0.04)	(0.09)	(0.02)
Net realized and unrealized gain/(loss) from investments	1.90		4.54	1.87	(8.38)	6.90	6.79
Net increase/(decrease) in net assets resulting from operations	1.92		4.56	1.94	(8.42)	6.81	6.77
Dividends and distributions to shareholders from:
Net investment income	(0.02)		(0.06)	—	—	—	—
Net realized capital gains	(4.17)		(0.58)	—	(2.10)	(3.40)	(1.46)
Total dividends and distributions to shareholders	(4.19)		(0.64)	—	(2.10)	(3.40)	(1.46)
Net asset value, end of period	$26.27		$28.54	$24.62	$22.68	$33.20	$29.79
Market value, end of period	$26.25		$28.52	$24.58	$22.62	$—	$—
Total investment return/(loss) on net asset value (2)	6.41	%(3)	18.95%	8.58%	(26.66)%	24.38%	28.77%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$188,302		$203,139	$194,346	$209,044	$54,460	$39,488
Ratio of expenses to average net assets	0.85	%(4)	0.85%	0.85%	0.90%	0.95%	0.95%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.85	%(4)	0.85%	0.85%	0.88%	0.98%	1.00%
Ratio of net investment income/(loss) to average net assets	0.11	%(4)	0.08%	0.29%	(0.17)%	(0.30)%	(0.06)%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.11	%(4)	0.08%	0.29%	(0.15)%	(0.33)%	(0.11)%
Portfolio turnover rate	9	%(3)	31%	18%	2%	15%	14%

*	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

41

Motley Fool 100 Index ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		YEARS ENDED AUGUST 31,
	(UNAUDITED)		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$55.03		$41.55	$33.99	$42.16	$33.67	$22.46
Net investment income/(loss)(1)	0.06		0.13	0.13	0.08	0.05	0.11
Net realized and unrealized gain/(loss) from investments	5.15		13.41	7.57	(8.15)	8.59	11.23
Net increase/(decrease) in net assets resulting from operations	5.21		13.54	7.70	(8.07)	8.64	11.34
Dividends and distributions to shareholders from:
Net investment income	(0.10)		(0.06)	(0.14)	(0.02)	(0.10)	(0.13)
Net realized capital gains	(0.15)		—	—	(0.08)	(0.05)	—
Total dividends and distributions to shareholders	(0.25)		(0.06)	(0.14)	(0.10)	(0.15)	(0.13)
Net asset value, end of period	$59.99		$55.03	$41.55	$33.99	$42.16	$33.67
Market value, end of period	$59.96		$54.97	$41.53	$34.00	$42.20	$33.66
Total investment return/(loss) on net asset value(2)	9.43	%(3)	32.61%	22.71%	(19.18)%	25.74%	50.67%
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$1,280,680		$969,885	$549,523	$417,269	$528,011	$337,547
Ratio of expenses to average net assets	0.50	%(4)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income/(loss) to average net assets	0.22	%(4)	0.27%	0.37%	0.20%	0.15%	0.43%
Portfolio turnover rate	25	%(3)	24%	6%	15%	23%	26%

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

42

MOTLEY FOOL Small-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		YEARS ENDED AUGUST 31,
	(UNAUDITED)		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$32.60		$29.14	$25.18	$40.73	$32.59	$23.33
Net investment income/(loss)(1)	0.03		(0.04)	0.04	(0.15)	(0.19)	(0.07)
Net realized and unrealized gain/(loss) from investments	1.97		3.50	4.00	(14.53)	10.48	9.67
Net increase/(decrease) in net assets resulting from operations	2.00		3.46	4.04	(14.68)	10.29	9.60
Dividends and distributions to shareholders from:
Net realized capital gains	—		—	(0.08)	(0.87)	(2.15)	(0.34)
Total dividends and distributions to shareholders	—		—	(0.08)	(0.87)	(2.15)	(0.34)
Net asset value, end of period	$34.60		$32.60	$29.14	$25.18	$40.73	$32.59
Market value, end of period	$34.59		$32.60	$29.17	$25.18	$40.74	$32.68
Total investment return/(loss) on net asset value(2)	6.12	%(3)	11.87%	16.13%	(36.66)%	32.00%	41.58%
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$91,683		$78,249	$72,855	$78,050	$189,382	$106,745
Ratio of expenses to average net assets	0.85	%(4)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income/(loss) to average net assets	0.14	%(4)	(0.16)%	0.15%	(0.46)%	(0.51)%	(0.29)%
Portfolio turnover rate	16	%(3)	30%	62%	11%	21%	27%

*	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

43

Motley Fool CAPITAL EFFICIENCY 100 INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		For the year Ended august 31,	For the year Ended august 31,	For the Period Ended august 31,
	(UNAUDITED)		2024	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.58		$19.12	$15.37	$20.00
Net investment income/(loss)(2)	0.02		0.10	0.09	0.05
Net realized and unrealized gain/(loss) from investments	1.87		6.45	3.72	(4.68)
Net increase/(decrease) in net assets resulting from operations	1.89		6.55	3.81	(4.63)
Dividends and distributions to shareholders from:
Net investment income	(0.06)
Net realized capital gains	(0.05)		(0.09)	(0.06)	—
Total dividends and distributions to shareholders	(0.11)		(0.09)	(0.06)	—
Net asset value, end of period	$27.36		$25.58	$19.12	$15.37
Market value, end of period	$27.36		$25.61	$19.15	$15.38
Total investment return/(loss) on net asset value(3)	7.42	%(4)	34.44%	24.81%	(23.13	)%(4)
RATIO/SUPPLEMENTAL DATA			.
Net assets, end of period (000’s omitted)	$76,619		$47,326	$22,460	$20,754
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.50	%(5)
Ratio of net investment income/(loss) to average net assets	0.17	%(5)	0.43%	0.53%	0.50	%(5)
Portfolio turnover rate	18	%(4)	35%	25%	17	%(4)

(1)	Inception date of the Fund was December 30, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

44

MOTLEY FOOL NEXT INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		For the year Ended august 31,	For the year Ended august 31,	For the period Ended august 31,
	(UNAUDITED)		2024	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$18.16		$15.77	$15.02	$20.00
Net investment income/(loss)(2)	—		0.02	0.02	0.03
Net realized and unrealized gain/(loss) from investments	1.52		2.40	0.76	(5.01)
Net increase/(decrease) in net assets resulting from operations	1.52		2.42	0.78	(4.98)
Dividends and distributions to shareholders from:
Net investment income	(0.01)		—	—	—
Net realized capital gains	—		(0.03)	(0.03)	—
Total dividends and distributions to shareholders	(0.01)		(0.03)	(0.03)	—
Net asset value, end of period	$19.67		$18.16	$15.77	$15.02
Market value, end of period	$19.66		$18.15	$15.78	$15.01
Total investment return/(loss) on net asset value(3)	8.37	%(4)	15.31%	5.21%	(24.88	)%(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$32,452		$24,515	$29,183	$32,678
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.50	%(5)
Ratio of net investment income/(loss) to average net assets	0.01	%(5)	0.13%	0.15%	0.26	%(5)
Portfolio turnover rate	10	%(4)	18%	27%	11	%(4)

(1)	Inception date of the Fund was December 30, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

45

Motley Fool Asset Management ETFs

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the Motley Fool Global Opportunities ETF (“Global Opportunities Fund”), the Motley Fool Mid-Cap Growth ETF (“Mid-Cap Growth Fund”), the Motley Fool 100 Index ETF (the “Fool 100 Fund”), the Motley Fool Small-Cap Growth ETF (“Small-Cap Growth Fund”), the Motley Fool Capital Efficiency 100 Index ETF (“Capital Efficiency Fund”) and the Motley Fool Next Index ETF (“Next Fund”) (each a “Fund” and together the “Funds”). The Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund and Next Fund commenced investment operations on June 17, 2014, June 17, 2014, January 29, 2018, October 29, 2018, December 30, 2021 and December 30, 2021, respectively.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of each Fund is to achieve long-term capital appreciation. The Global Opportunities Fund pursues its objective by investing primarily in common stocks of United States companies and of companies that are organized under the laws of other countries around the world. The Mid-Cap Growth Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries.

The investment objective of the Fool 100 Fund is to achieve investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Fool 100 Index”). The Fool 100 Index was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (the “Adviser”), in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company include in the Fool 100 Index is incorporated and listed in the U.S. The investment objective of the Small-Cap Growth Fund is to achieve long-term capital appreciation.

The investment objective of the Capital Efficiency Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Capital Efficiency 100 Index (the “Capital Efficiency 100 Index”). The Capital Efficiency 100 Index was developed by The Motley Fool in 2021 and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a company’s capital efficiency, that have been recommended by The Motley Fool’s analysts and newsletters, and that also meet certain liquidity requirements. Capital efficiency is a measure of how a business turns its investments into revenue and profit and it provides insight into the company’s return on invested capital. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The investment objective of the Next Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Next Index (the “Next Index”). The Next Index was developed by The Motley Fool in 2021 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters. Every company included in the Next Index is incorporated and listed in the U.S.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions

46

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

GLOBAL OPPORTUNITIES FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$395,064,820	$—	$—	$395,064,820
Preferred Stocks	9,030,471	—	—	9,030,471
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	28,211,048
Total Assets	$404,095,291	$—	$—	$432,306,339

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

MID-CAP GROWTH FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$186,491,478	$—	$—	$186,491,478
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	7,363,573
Total Assets	$186,491,478	$—	$—	$193,855,051

FOOL 100 FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$1,275,596,760	$—	$9,421	$1,275,606,181
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	6,705,630
Total Assets	$1,275,596,760	$—	$9,421	$1,282,311,811

SMALL-CAP GROWTH FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$87,981,279	$—	$—	$87,981,279
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	11,677,511
Total Assets	$87,981,279	$—	$—	$99,658,790

CAPITAL EFFICIENCY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$76,495,702	$—	$—	$76,495,702
Total Assets	$76,495,702	$—	$—	$76,495,702

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

NEXT FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$32,342,233	$—	$—	$32,342,233
Total Assets	$32,342,233	$—	$—	$32,342,233

Refer to the Schedule of Investments for industry classifications.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on the ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

TYPES OF FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

FOREIGN SECURITIES — The Global Opportunities Fund and the Mid-Cap Growth Fund may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements between the Adviser and the Company on behalf of each Fund. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table. From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

FUND	ADVISORY FEE
Global Opportunities Fund	0.85%
Mid-Cap Growth Fund	0.85%
Fool 100 Fund	0.50%
Small-Cap Growth Fund	0.85%
Capital Efficiency Fund	0.50%
Next Fund	0.50%

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC (“Foreside”) serves as the principal underwriter and distributor of the Global Opportunities Fund’s shares and Mid-Cap Growth Fund’s shares pursuant to a Distribution Agreement with RBB.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fool 100 Fund’s shares, Small-Cap Growth Fund’s shares, Capital Efficiency Fund’s shares and Next Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for its services provided.

REDEMPTION FEE — Prior to January 1, 2018, the Global Opportunities Fund and Mid-Cap Growth Fund imposed a redemption fee of 2.00% on redemptions/exchanges of Fund shares held less than 90 days. The redemption fee was calculated as a percentage of the net asset value of the total redemption proceeds and was retained by the Funds and accounted for as additional paid-in capital. Effective January 1, 2018, the Funds have eliminated their redemption fees. Please see the Funds’ prospectus for more information.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including the Motley Fool Asset Management Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$32,287,618	$70,339,098
Mid-Cap Growth Fund	17,597,479	46,627,023
Fool 100 Fund	283,032,564	284,352,245
Small-Cap Growth Fund	14,314,632	17,257,137
Capital Efficiency Fund	11,629,708	11,498,033
Next Fund	3,066,202	2,860,488

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$34,174,272	$40,715,885
Mid-Cap Growth Fund	22,063,194	20,283,297
Fool 100 Fund	283,465,490	69,048,269
Small-Cap Growth Fund	15,939,082	6,247,593
Capital Efficiency Fund	29,435,138	4,323,439
Next Fund	5,953,602	—

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$294,396,604	$182,697,242	$(16,552,784)	$166,144,458
Mid-Cap Growth Fund	155,317,036	75,749,999	(2,418,853)	73,331,146
Fool 100 Fund	645,764,427	353,845,571	(22,185,683)	331,659,888
Small-Cap Growth Fund	89,878,141	17,620,813	(8,248,729)	9,372,084
Capital Efficiency Fund	37,237,277	10,790,564	(828,868)	9,961,696
Next Fund	24,638,698	4,552,624	(4,765,177)	(212,553)

54

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2024, primarily attributable to foreign currency transactions and in-kind redemptions gains, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$(28,172,666)	$28,172,666
Mid-Cap Growth Fund	(13,067,346)	13,067,346
Fool 100 Fund	(30,058,743)	30,058,743
Small-Cap Growth Fund	(4,429,097)	4,429,097
Capital Efficiency Fund	(1,689,960)	1,689,960
Next Fund	(347,899)	347,899

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL Loss Carryover	Qualified Late-Year LOSS DEFERRAL	UNREALIZED APPRECIATION/ (DEPRECIATION)	Total
Global Opportunities Fund	$5,617,271	$47,442,736	$—	$—	$166,144,458	$219,204,465
Mid-Cap Growth Fund	157,172	28,830,430	—	—	73,331,146	102,318,748
Fool 100 Fund	3,031,288	1,786,899	—	—	331,659,888	336,478,075
Small-Cap Growth Fund	—	—	(16,995,261)	(128,577)	9,372,084	(7,751,754)
Capital Efficiency Fund	109,143	—	(195,048)	—	9,961,696	9,875,791
Next Fund	17,732	—	(1,822,017)	—	(212,553)	(2,016,838)

The differences between the book and tax basis components of distributable earnings (losses) relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was as follows:

FUND	Tax year	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	2024	$1,589,216	$21,416,885	$23,006,101
Mid-Cap Growth Fund	2024	486,537	4,501,264	4,987,801
Fool 100 Fund	2024	846,637	—	846,637
Small-Cap Growth Fund	2024	2,037	—	2,037
Capital Efficiency Fund	2024	109,818	—	109,818
Next Fund	2024	46,367	—	46,367

55

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024. The Small-Cap Growth Fund deferred $128,577 post October loss which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2024, the Small-Cap fund had $122,332 of short term capital loss carryforwards and $16,872,929 of long-term capital loss carryforwards, the Capital Efficiency Fund had $195,048 of short-term capital loss carryforwards, and the Next Fund had $1,301,761 of short-term capital loss carryforwards and $520,256 of long-term capital loss carryforwards.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a

56

Motley Fool Asset Management ETFs

Notes to Financial Statements (concluded)

FEBRUARY 28, 2025 (UNAUDITED)

borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Global Opportunities Fund	$28,073,813	$28,211,048	$28,632
Mid-Cap Growth Fund	7,207,452	7,363,573	14,704
Fool 100 Fund	6,774,031	6,705,630	10,946
Small-Cap Growth Fund	11,381,601	11,677,511	10,697

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Global Opportunities Fund	$28,073,813	$—	$28,073,813	$(28,073,813)	$—	$—
Mid-Cap Growth Fund	7,207,452	—	7,207,452	(7,207,452)	—	—
Fool 100 Fund	6,774,031	—	6,774,031	(6,774,031)	—	—
Small-Cap Growth Fund	11,381,601	—	11,381,601	(11,381,601)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

57

Motley Fool Asset Management ETFs

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.fooletfs.com.

58

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

59

Optima Strategic Credit Fund

of

THE RBB FUND, INC.

Financial Statements

February 28, 2025

(Unaudited)

Optima Strategic Credit Fund

Schedule of Investments

as of February 28, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 80.1%
Money Market Funds — 80.1%
First American Treasury Obligations Fund - Class X, 4.28% (a)(b)	22,282,340	$22,282,340
TOTAL SHORT-TERM INVESTMENTS (Cost $22,282,340)		22,282,340

TOTAL INVESTMENTS — 80.1% (Cost $22,282,340)		$22,282,340
Other Assets in Excess of Liabilities — 19.9%		5,530,822
TOTAL NET ASSETS — 100.0%		$27,813,162

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.

1

Optima Strategic Credit Fund

Statement of Assets And Liabilities

February 28, 2025 (Unaudited)

ASSETS
Short-term investments, at value (cost $22,282,340)	$22,282,340
Cash and cash equivalents	250,000
Deposit at broker for swap contracts	5,224,523
Receivables for:
Interest	90,232
Prepaid expenses and other assets	16,032
Total assets	27,863,127

LIABILITIES
Payables for:
Broker fees	14,000
Advisory fees	10,750
Audit expenses	9,482
Administration and accounting services fees	5,961
Transfer agent fees	5,093
Printing and shareholder reporting fees	3,253
Capital shares redeemed	1,149
Other accrued expenses and liabilities	277
Total liabilities	49,965
Net assets	27,813,162

NET ASSETS CONSIST OF:
Par value	$2,857
Paid-in capital	29,087,735
Total distributable earnings/(losses)	$(1,277,430)
Net assets	$27,813,162

FOUNDERS CLASS SHARES:
Net assets	$27,813,162
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,857,155
Net asset value, offering and redemption price per share	$9.73

The accompanying notes are an integral part of the financial statements.

2

Optima Strategic Credit Fund

Statement of Operations

For the Period Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$419,477
Broker interest income	84,794
Total investment income	504,271
EXPENSES
Broker expenses	96,766
Advisory fees	58,586
Transfer agent fees	24,174
Administration and accounting services fees	21,013
Registration and filing fees	15,407
Audit fees and tax services	10,174
Director fees	5,459
Officer fees	4,582
Printing and shareholder reporting fees	2,721
Legal fees	2,402
Other expenses	1,151
Advisory fees - recouped	144
Total expenses before waivers and/or reimbursements	242,579
Waivers and reimbursements	(2,489)
Net expenses after waivers and/or reimbursements	240,090
Net investment income/(loss)	264,181
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures	247
Swap contracts	994,708
Net change in unrealized appreciation/(depreciation) from:
Swap contracts	(438,518)
Net realized and unrealized gain/(loss) from investments	556,437
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$820,618

The accompanying notes are an integral part of the financial statements.

3

Optima Strategic Credit Fund

Statements of Changes in Net Assets

	For the Period Ended February 28, 2025	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$264,181	$840,117
Net realized gain/(loss) from futures and swap contracts	994,955	119,393
Net change in unrealized appreciation/(depreciation) on swap contracts	(438,518)	452,588
Net increase/(decrease) in net assets resulting from operations	820,618	1,412,098
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,024,360)	(1,717,031)
Net decrease in net assets from dividends and distributions to shareholders	(1,024,360)	(1,717,031)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,174,918	3,195,352
Proceeds from reinvestment of distributions	1,024,361	1,717,030
Shares redeemed	(568,191)	(30,588,784)
Net increase/(decrease) in net assets from capital share transactions	6,631,088	(25,676,402)
Total increase/(decrease) in net assets	6,427,346	(25,981,335)
NET ASSETS:
Beginning of period	21,385,816	47,367,151
End of period	$27,813,162	$21,385,816
SHARE TRANSACTIONS:
Shares sold	633,194	329,159
Shares reinvested	107,075	179,648
Shares redeemed	(58,123)	(3,178,245)
Net increase/(decrease) in shares outstanding	682,146	(2,669,438)

The accompanying notes are an integral part of the financial statements.

4

Optima Strategic Credit Fund

Financial Highlights

Contained below is per share operating performance data for Founders Class outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Period Ended February 28, 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 29, 2021(1) to August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$9.83		$9.78	$9.89	$10.00
Net investment income/(loss)(2)	0.11		0.31	0.19	—
Net realized and unrealized gain/(loss) from investments	0.25		0.25	(0.18)	(0.11)
Net increase/(decrease) in net assets resulting from operations	0.36		0.56	0.01	(0.11)
Total dividends and distributions to shareholders	(0.46)		(0.51)	(0.12)	—
Net asset value, end of period	$9.73		$9.83	$9.78	$9.89
Total investment return/(loss)(3)	3.47	%(4)	5.95%	0.12%	(1.10	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,813		$21,386	$47,367	$41,102
Ratio of expenses to average net assets with waivers and/or reimbursements	2.05	%(5)	2.06%	1.61%	1.48	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	2.07	%(5)	2.20%	1.61%	1.94	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding broker and interest expense)	1.21	%(5)	1.13%	1.18%	1.25	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (excluding broker and interest expense)	1.24	%(5)	1.27%	1.18%	1.71	%(5)
Ratio of net investment income/(loss) to average net assets	2.25	%(5)	3.23%	1.94%	0.03	%(5)
Portfolio turnover rate	0	%(4)	0%	0%	0	%(4)

(1)	Inception date of the Founders Class Shares of the Fund was December 29, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

5

Optima Strategic Credit Fund

Notes To Financial Statements

February 28, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the Optima Strategic Credit Fund (the “Fund”), which commenced investment operations on December 29, 2021. The Fund is authorized to offer two classes of shares, Founders Class Shares and Investor Class Shares. Investor Class Shares have not yet commenced operations as of the end of the reporting period.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

Portfolio Valuation — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities listed or traded on U.S. exchanges, including swaps contracts, are valued at the last sales prices on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Optima Asset Management LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

6

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2025 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Money Market Funds	$22,282,340	$—	$—	$22,282,340
Total Investments	$22,282,340	$—	$—	$22,282,340

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities

7

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2025 (Unaudited)

or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund did not hold any long or short futures contracts at any quarter-end during the current fiscal period. Therefore the average quarterly notional value for long and short futures contracts in the Fund during the current fiscal period is zero.

Credit Default Swap – During the current fiscal period, the Fund entered into credit default swaps to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps, the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as Deposit at Broker for Swap Contracts on the Statement of Assets and Liabilities. The average quarterly notional value of credit default swaps in the Fund during the current fiscal period was as follows:

Portfolio
Optima Strategic Credit Fund	$11,962,000

As of the end of the current fiscal period there were no open derivative contracts held by the Fund.

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

	STATEMENT OF OPERATIONS
RISK	DERIVATIVE TYPE	LOCATION	NET REALIZED GAIN(LOSS)	NET CHANGE IN UNREALIZED APPRECATION (DEPRECIATION)
Credit	Swap contracts	Swap contracts	$994,708	$(438,518)
Commodity	Future contracts	Future contracts	$247	$—

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains (including net short-term capital gains), if any, are distributed by the Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

8

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2025 (Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income.

Active Management Risk — The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s ability to achieve its investment objective depends on the investment skill and ability of Anthony Capital Management, LLC (the “Sub-Adviser”) and on the Sub-Adviser’s ability to correctly identify economic trends.

Cash Positions Risk — The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested in other securities.

Counterparty Risk — Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Credit Risk — Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Credit Default Swap Risk — Credit default swaps are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical credit default swap, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make specific payments to the buyer if a negative credit event occurs, such as the bankruptcy of or default by the issuer of the underlying debt instrument. The use of credit default swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty or concentration risks.

Cyber Security Risk — Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Adviser, Sub-Adviser, custodian, transfer agent, distributor and/or other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser and Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Fixed Income Securities Risk — Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund or an Underlying Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

Government Intervention and Regulatory Changes — The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will

9

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2025 (Unaudited)

not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, effective August 19, 2022, the Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

High Yield Securities — High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk, speculative investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Interest Rate Risk— Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. It is likely there will be less governmental action in the near future to maintain low interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Cash and Cash Equivalents —The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits and is classified as Cash and Cash Equivalents on the Statement of Assets and Liabilities.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Optima Asset Management LLC serves as the investment adviser for the Fund. Anthony Capital Management, LLC serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Sub-Adviser out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions,

10

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2025 (Unaudited)

extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2025.

Advisory Fee	Expense Cap
Founders Class
.50%	1.25%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
AUGUST 31, 2027	AUGUST 31, 2028
$33,996	$2,489

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Fund for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

11

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2025 (Unaudited)

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$16,454,390	$0	$0	$0

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$890,630	$0	$0	$(1,964,318)	$0	$0

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was as follows:

Ordinary Income	Long-Term Gains	Total
$1,717,031	$0	$1,717,031

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had unexpiring short-term losses of $1,964,318 to offset future capital gains.

12

Optima Strategic Credit Fund

Notes To Financial Statements (Concluded)

February 28, 2025 (Unaudited)

6. Subsequent Events

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that there was the following subsequent event: The Fund paid the following distribution:

RECORD DATE	EX-DATE	PAY DATE	DISTRIBUTION RATE PER SHARE
March 27, 2025	March 28, 2025	March 28, 2025	$0.02890021

13

Optima Strategic Credit Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (866) 239-2026 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings is available on the SEC’s website at http://www.sec.gov.

14

Investment Adviser
Optima Asset Management LLC
10 East 53rd Street
New York, New York 10022

Sub-Adviser
Anthony Capital Management, LLC
421 George Street, Suite 206
De Pere, Wisconsin 54115

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI U.S. LARGE CAP CORE ETF

SGI DYNAMIC TACTICAL ETF

SGI ENHANCED GLOBAL INCOME ETF

SGI ENHANCED CORE ETF

SGI ENHANCED NASDAQ-100 ETF

of

The RBB Fund, Inc.

Financial Statements

February 28, 2025
(Unaudited)

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace/Defense — 0.8%
Northrop Grumman Corp.	1,673	$772,491
Airlines — 0.4%
United Airlines Holdings, Inc. (a)	4,293	402,726
Apparel — 0.2%
Ralph Lauren Corp.	735	199,288
Auto Manufacturers — 0.6%
Ford Motor Co.	18,932	180,801
General Motors Co.	6,709	329,613
		510,414
Banks — 4.3%
Bank of America Corp.	20,130	927,993
Citigroup, Inc.	2,830	226,259
JPMorgan Chase & Co.	3,497	925,481
Morgan Stanley	2,340	311,477
PNC Financial Services Group, Inc.	7,844	1,505,421
US Bancorp	3,868	181,409
		4,078,040
Biotechnology — 2.6%
Amgen, Inc.	1,987	612,115
Gilead Sciences, Inc.	2,410	275,487
Incyte Corp. (a)	2,557	187,940
Regeneron Pharmaceuticals, Inc.	354	247,354
United Therapeutics Corp. (a)	1,531	489,997
Vertex Pharmaceuticals, Inc. (a)	1,299	623,247
		2,436,140
Building Materials — 2.2%
Louisiana-Pacific Corp.	4,720	470,442
Owens Corning	7,064	1,088,139
Trane Technologies PLC	1,381	488,460
		2,047,041
Chemicals — 0.5%
DuPont de Nemours, Inc.	6,140	502,068
Commercial Services — 1.2%
Automatic Data Processing, Inc.	1,375	433,372
Cintas Corp.	928	192,560
Corpay, Inc. (a)	535	196,372
S&P Global, Inc.	577	307,968
		1,130,272
Computers — 4.9%
Apple, Inc.	17,637	4,265,332
Fortinet, Inc. (a)	1,808	195,282
Leidos Holdings, Inc.	1,235	160,513
		4,621,127
Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	24,845	2,265,119
Diversified Financial Services — 3.8%
Ameriprise Financial, Inc.	451	242,322
Charles Schwab Corp.	3,913	311,201
Mastercard, Inc. - Class A	4,861	2,801,443
Synchrony Financial	2,985	181,130
		3,536,096
Electric — 2.7%
CMS Energy Corp.	21,372	1,561,225
Entergy Corp.	6,117	534,075
NextEra Energy, Inc.	2,808	197,037
Public Service Enterprise Group, Inc.	2,877	233,469
		2,525,806
Electronics — 0.6%
Amphenol Corp. - Class A	8,711	580,153
Food — 1.8%
Sysco Corp.	2,543	192,098
Tyson Foods, Inc. - Class A	25,099	1,539,573
		1,731,671
Healthcare-Products — 1.3%
Intuitive Surgical, Inc. (a)	1,645	942,832
ResMed, Inc.	1,235	288,397
		1,231,229
Healthcare-Services — 1.5%
HCA Healthcare, Inc.	736	225,437
UnitedHealth Group, Inc.	341	161,961
Universal Health Services, Inc. - Class B	6,030	1,056,758
		1,444,156
Household Products/Wares — 0.3%
Kimberly-Clark Corp.	2,045	290,410
Insurance — 5.7%
Allstate Corp.	5,737	1,142,524
Arch Capital Group Ltd.	2,041	189,629
Berkshire Hathaway, Inc. - Class B (a)	6,294	3,234,046
Cincinnati Financial Corp.	2,614	386,375
Marsh & McLennan Cos., Inc.	840	199,786
Travelers Cos, Inc.	813	210,152
		5,362,512
Internet — 18.3%
Alphabet, Inc. - Class A	29,151	4,963,832
Amazon.com, Inc. (a)	25,780	5,472,578
Booking Holdings, Inc.	322	1,615,155
GoDaddy, Inc. - Class A (a)	987	177,167
Meta Platforms, Inc. - Class A	6,523	4,358,669
Netflix, Inc. (a)	296	290,246
Palo Alto Networks, Inc. (a)	545	103,784
Uber Technologies, Inc. (a)	3,895	296,059
		17,277,490

The accompanying notes are an integral part of the financial statements.

1

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

	Shares	Value
Leisure Time — 1.1%
Carnival Corp. (a)	30,171	$721,992
Norwegian Cruise Line Holdings Ltd. (a)	6,963	158,199
Royal Caribbean Cruises Ltd.	748	184,083
		1,064,274
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	733	194,216
Media — 1.8%
Comcast Corp. - Class A	9,518	341,506
Fox Corp. - Class B	13,739	742,868
News Corp. - Class A	6,628	189,693
Walt Disney Co.	3,483	396,365
		1,670,432
Mining — 0.5%
Freeport-McMoRan, Inc.	4,875	179,936
Newmont Corp.	7,504	321,472
		501,408
Office-Business Equipment — 0.6%
Zebra Technologies Corp. - Class A (a)	1,753	552,283
Oil & Gas — 1.5%
ConocoPhillips	3,649	361,798
Diamondback Energy, Inc.	1,691	268,801
EOG Resources, Inc.	6,105	774,969
		1,405,568
Packaging & Containers — 0.2%
Packaging Corp. of America	838	178,569
Pharmaceuticals — 3.1%
Dexcom, Inc. (a)	2,186	193,177
Eli Lilly & Co.	1,925	1,772,213
Merck & Co., Inc.	10,223	943,071
		2,908,461
Pipelines — 1.0%
Kinder Morgan, Inc.	12,445	337,259
ONEOK, Inc.	1,825	183,212
Targa Resources Corp.	932	188,003
Williams Cos., Inc.	3,260	189,667
		898,141
Private Equity — 0.2%
Blackstone, Inc.	1,368	220,467
Real Estate — 1.3%
CBRE Group, Inc. - Class A (a)	8,256	1,171,857
REITS — 1.2%
Equinix, Inc.	249	225,250
Essex Property Trust, Inc.	739	230,250
Kimco Realty Corp.	8,511	188,093
Simon Property Group, Inc.	1,538	286,207
Welltower, Inc.	1,373	210,769
		1,140,569
Retail — 3.1%
Costco Wholesale Corp.	448	469,777
Home Depot, Inc.	2,967	1,176,712
Lululemon Athletica, Inc. (a)	877	320,640
TJX Cos., Inc.	1,695	211,468
Wal-Mart Stores, Inc.	7,850	774,089
		2,952,686
Semiconductors — 11.8%
Applied Materials, Inc.	1,540	243,428
Broadcom, Inc.	5,146	1,026,266
KLA-Tencor Corp.	288	204,146
Lam Research Corp.	12,235	938,914
Monolithic Power Systems, Inc.	493	301,228
NVIDIA Corp.	44,114	5,510,721
QUALCOMM, Inc.	18,552	2,915,818
		11,140,521
Software — 10.2%
Adobe Systems, Inc. (a)	1,484	650,823
Autodesk, Inc. (a)	721	197,705
Fair Isaac Corp. (a)	355	669,654
Fiserv, Inc. (a)	847	199,629
Intuit, Inc.	676	414,956
Microsoft Corp.	13,697	5,437,572
MSCI, Inc.	305	180,106
Palantir Technologies, Inc. - Class A (a)	3,071	260,789
PTC, Inc. (a)	1,915	313,352
Roper Technologies, Inc.	365	213,343
Salesforce.com, Inc.	1,457	433,967
ServiceNow, Inc. (a)	737	685,233
		9,657,129
Telecommunications — 2.0%
Arista Networks, Inc. (a)	12,974	1,207,231
Corning, Inc.	9,730	487,959
Motorola Solutions, Inc.	383	168,604
		1,863,794
Transportation — 2.7%
Union Pacific Corp.	4,644	1,145,628
United Parcel Service, Inc. - Class B	12,065	1,436,097
		2,581,725
TOTAL COMMON STOCKS (Cost $92,705,624)		93,046,349

The accompanying notes are an integral part of the financial statements.

2

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (CONCLUDED)

February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 1.3%
Vanguard S&P 500 ETF	2,230	$1,218,316
TOTAL EXCHANGE TRADED FUNDS (Cost $1,195,558)		1,218,316
TOTAL INVESTMENTS — 99.9% (Cost $93,901,182)		94,264,665
Other Assets in Excess of Liabilities — 0.1%		59,364
TOTAL NET ASSETS — 100.0%		$94,324,029

 Percentages are stated as a percent of net assets.

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

3

SGI DYNAMIC TACTICAL ETF

Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 99.5%
iShares Core U.S. Aggregate Bond ETF	111,273	$11,043,845
iShares Edge MSCI Min Vol USA ETF	75,471	7,137,292
Schwab US Dividend Equity ETF	241,698	6,898,061
SGI Enhanced Core ETF (a)	525,025	13,461,641
SGI Enhanced Nasdaq-100 ETF (a)	122,580	3,311,352
SGI U.S. Large Cap Core ETF (a)(b)	606,708	20,082,824
Vanguard Small-Cap ETF	13,624	3,236,926
WisdomTree Floating Rate Treasury Fund	53,365	2,687,461
TOTAL EXCHANGE TRADED FUNDS (Cost $65,617,947)		67,859,402
TOTAL INVESTMENTS — 99.5% (Cost $65,617,947)		67,859,402
Other Assets in Excess of Liabilities — 0.5%		306,903
TOTAL NET ASSETS — 100.0%		$68,166,305

Percentages are stated as a percent of net assets.

ETF - Exchange-Traded Fund

(a)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.

4

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.8%
Aerospace/Defense — 3.9%
Lockheed Martin Corp.	686	$308,954
Northrop Grumman Corp.	3,610	1,666,881
RTX Corp.	9,756	1,297,451
		3,273,286
Agriculture — 0.4%
Bunge Global SA	2,755	204,393
Wilmar International Ltd. - ADR	7,050	168,848
		373,241
Apparel — 1.4%
Ralph Lauren Corp.	1,489	403,728
Tapestry, Inc.	8,700	743,154
		1,146,882
Auto Manufacturers — 1.6%
Honda Motor Co. Ltd. - ADR	11,812	328,255
Isuzu Motors Ltd. - ADR	10,757	141,078
Mercedes-Benz Group AG - ADR	27,092	418,301
Stellantis NV	14,796	188,205
Volkswagen AG - ADR	22,638	242,453
		1,318,292
Auto Parts & Equipment — 0.1%
Continental AG - ADR	18,262	129,843
Banks — 21.7%
Banco Bilbao Vizcaya Argentaria SA - ADR	189,102	2,501,820
Banco Santander SA - ADR	122,784	783,362
Bank of America Corp.	12,988	598,747
Bank of China Ltd. - ADR	32,056	453,913
BNP Paribas SA - ADR	14,639	550,866
Canadian Imperial Bank of Commerce	8,315	503,723
China Construction Bank Corp. - ADR	24,029	406,811
Citigroup, Inc.	13,418	1,072,769
DBS Group Holdings Ltd. - ADR	6,114	834,989
HSBC Holdings PLC - ADR	11,436	685,131
Huntington Bancshares, Inc.	66,302	1,091,994
Intesa Sanpaolo SpA - ADR	20,180	595,915
JPMorgan Chase & Co.	813	215,160
KeyCorp	22,392	387,829
NatWest Group PLC - ADR (a)	46,824	572,658
PNC Financial Services Group, Inc.	772	148,162
Royal Bank of Canada	14,451	1,707,675
Societe Generale SA - ADR	86,209	703,465
Sumitomo Mitsui Financial Group, Inc. - ADR	26,907	411,946
UBS Group AG	69,256	2,374,788
UniCredit SpA - ADR	61,881	1,612,619
		18,214,342
Beverages — 1.0%
PepsiCo, Inc.	5,373	824,594

Biotechnology — 1.8%
Amgen, Inc.	2,201	678,040
Gilead Sciences, Inc.	7,459	852,638
		1,530,678
Building Materials — 0.6%
Cie de Saint-Gobain SA - ADR	11,173	224,130
Heidelberg Materials AG - ADR (a)	4,810	143,338
Holcim AG (a)	8,504	185,570
		553,038
Chemicals — 0.9%
Dow, Inc.	10,553	402,175
DuPont de Nemours, Inc.	4,921	402,390
		804,565
Commercial Services — 1.1%
Brambles Ltd. - ADR	5,156	134,726
RELX PLC - ADR	16,243	785,674
		920,400
Computers — 0.6%
Infosys Ltd. - ADR	26,496	532,570
Cosmetics/Personal Care — 3.9%
Colgate-Palmolive Co.	26,105	2,379,993
Unilever PLC - ADR	15,524	878,658
		3,258,651
Diversified Financial Services — 1.1%
Nomura Holdings, Inc. - ADR	87,486	563,410
ORIX Corp. - ADR	18,010	368,124
		931,534
Electric — 4.8%
American Electric Power Co., Inc.	509	53,980
CMS Energy Corp.	5,485	400,679
EDP SA - ADR	8,520	275,963
Evergy, Inc.	20,841	1,436,153
National Grid PLC - ADR	30,341	1,885,086
		4,051,861
Electronics — 0.5%
Assa Abloy AB - ADR	26,934	411,013
Engineering & Construction — 0.3%
Vinci SA - ADR	8,778	251,753

Food — 2.9%
CK Hutchison Holdings Ltd. - ADR	24,741	123,210
Conagra Brands, Inc.	31,425	802,594
Tyson Foods, Inc. - Class A	24,843	1,523,870
		2,449,674

The accompanying notes are an integral part of the financial statements.

5

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (continued)

February 28, 2025 (Unaudited)

	Shares	Value
Forest Products & Paper — 0.3%
UPM-Kymmene Oyj - ADR	7,477	$218,029
Gas — 0.3%
NiSource, Inc.	6,354	259,307
Household Products/Wares — 0.3%
Kimberly-Clark Corp.	1,765	250,648
Insurance — 5.2%
Allianz SE - ADR	12,944	442,685
AXA SA - ADR	3,217	124,498
Equitable Holdings, Inc.	36,721	2,020,389
Manulife Financial Corp.	8,097	252,303
MS&AD Insurance Group Holdings, Inc. - ADR	5,597	117,033
Prudential Financial, Inc.	9,445	1,087,119
Sun Life Financial, Inc.	5,278	293,193
		4,337,220
Internet — 1.1%
Full Truck Alliance Co. Ltd. - ADR	30,172	354,219
JD.com, Inc. - ADR	13,779	577,340
		931,559
Iron/Steel — 0.3%
Fortescue Ltd. - ADR	10,771	227,268
Machinery-Construction & Mining — 0.5%
Komatsu Ltd. - ADR	12,924	387,074
Machinery-Diversified — 0.5%
Atlas Copco AB - ADR	23,808	404,974
Media — 0.6%
Comcast Corp. - Class A	13,811	495,539
Mining — 2.1%
BHP Group Ltd. - ADR	20,476	992,676
Norsk Hydro ASA - ADR	20,949	123,809
Rio Tinto PLC - ADR	10,203	617,894
		1,734,379
Miscellaneous Manufacturing — 0.4%
Siemens AG - ADR	2,704	307,877
Oil & Gas — 5.6%
ConocoPhillips	12,573	1,246,613
Devon Energy Corp.	16,235	588,032
EOG Resources, Inc.	3,539	449,241
Inpex Corp. - ADR	18,624	235,966
Santos Ltd. - ADR	56,882	232,647
Shell PLC - ADR	2,518	169,864
Woodside Energy Group Ltd. - ADR	113,648	1,744,497
		4,666,860
Packaging & Containers — 1.1%
Packaging Corp. of America	4,331	922,893
Pharmaceuticals — 8.1%
AbbVie, Inc.	1,348	281,772
Merck & Co., Inc.	11,097	1,023,698
Novartis AG - ADR	15,718	1,714,048
Ono Pharmaceutical Co. Ltd. - ADR	67,400	241,292
Roche Holding AG - ADR	19,867	829,249
Shionogi & Co. Ltd. - ADR	23,664	175,824
Takeda Pharmaceutical Co. Ltd. - ADR	174,791	2,518,738
		6,784,621
Pipelines — 1.3%
Targa Resources Corp.	4,729	953,934
Williams Cos., Inc.	2,140	124,505
		1,078,439
Retail — 2.4%
Home Depot, Inc.	5,146	2,040,904
Semiconductors — 3.6%
ASE Technology Holding Co. Ltd. - ADR	56,140	568,698
QUALCOMM, Inc.	13,767	2,163,759
Skyworks Solutions, Inc.	3,883	258,841
		2,991,298
Telecommunications — 4.2%
AT&T, Inc.	30,688	841,158
Corning, Inc.	8,030	402,705
Koninklijke KPN NV - ADR	52,481	198,903
Nippon Telegraph & Telephone Corp. - ADR	20,161	487,896
Nokia Oyj - ADR	42,447	203,746
TELUS Corp.	92,573	1,432,104
		3,566,512
Transportation — 3.3%
Union Pacific Corp.	3,305	815,311
United Parcel Service, Inc. - Class B	16,146	1,921,858
		2,737,169
TOTAL COMMON STOCKS (Cost $72,655,065)		75,318,787

EXCHANGE TRADED FUNDS — 9.1%
iShares Emerging Markets Dividend ETF	96,622	2,545,989
SPDR S&P Emerging Markets Dividend ETF	62,790	2,236,894
WisdomTree Emerging Markets High Dividend Fund	69,850	2,880,614
TOTAL EXCHANGE TRADED FUNDS (Cost $7,786,928)		7,663,497

The accompanying notes are an integral part of the financial statements.

6

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (concluded)

February 28, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 4.29% (b)	216,165	$216,165
TOTAL SHORT-TERM INVESTMENTS (Cost $216,165)		216,165
TOTAL INVESTMENTS — 99.2% (Cost $80,658,158)		83,198,449
Other Assets in Excess of Liabilities — 0.8%		663,700
TOTAL NET ASSETS — 100.0%		$83,862,149

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

7

SGI ENHANCED CORE ETF

Portfolio of Investments

February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0%(a)(b)
Put Options — 0.0%(b)
S&P 500 Index (c)(d)
Expiration: 03/04/2025; Exercise Price: $5,500.00	$59,545,000	100	$3,500
Expiration: 03/05/2025; Exercise Price: $5,400.00	119,090,000	200	8,000
TOTAL PURCHASED OPTIONS (Cost $20,282)			11,500
		Shares
Money Market Funds — 80.0%
Fidelity Government Cash Reserves, 4.04% (e)		23,955,417	23,955,417
First American Government Obligations Fund - Class X, 4.29% (e)		2,000,544	2,000,544
JPMorgan Liquid Assets Money Market Fund - Class I, 4.34% (e)		26,271	26,271
PIMCO Government Money Market Fund - Class M (e)		23,993,031	23,993,031
T Rowe Price US Treasury Money Fund, Inc. - Class I, 4.14% (e)		46,584	46,584
Vanguard Federal Money Market Fund - Class I, 4.26% (e)(f)		85,027,814	85,027,814
Vanguard Treasury Money Market Fund - Class I, 4.27% (e)(f)		85,046,439	85,046,439
TOTAL SHORT-TERM INVESTMENTS (Cost $220,096,100)			220,096,100

TOTAL INVESTMENTS — 80.0% (Cost $220,116,382)			220,107,600
Other Assets in Excess of Liabilities — 20.0%			55,140,475
TOTAL NET ASSETS — 100.0%			$275,248,075

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

(f)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.

8

SGI ENHANCED CORE ETF

Portfolio of Investments (Concluded)

February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%(a)(b)
Call Options — (0.0)% (a)
S&P 500 Index (b)(c)
Expiration: 03/03/2025; Exercise Price: $6,210.00	$(116,708,200)	(196)	$(980)
Expiration: 03/03/2025; Exercise Price: $6,100.00	(238,180,000)	(400)	(1,000)
Expiration: 03/03/2025; Exercise Price: $6,095.00	(119,090,000)	(200)	(1,500)
Total Call Options			(3,480)

Put Options — (0.0)% (a)
S&P 500 Index (b)(c)
Expiration: 03/03/2025; Exercise Price: $5,500.00	(238,180,000)	(400)	(5,000)
Expiration: 03/03/2025; Exercise Price: $5,450.00	(119,090,000)	(200)	(3,500)
Expiration: 03/03/2025; Exercise Price: $5,600.00	(277,479,700)	(466)	(10,485)
Expiration: 03/04/2025; Exercise Price: $5,300.00	(59,545,000)	(100)	(1,500)
Expiration: 03/05/2025; Exercise Price: $5,250.00	(119,090,000)	(200)	(6,500)
Total Put Options			(26,985)
TOTAL WRITTEN OPTIONS (Premiums received $35,914)			$(30,465)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

9

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments

February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.1%(a)
Call Options — 0.1%
S&P 500 Index (b)(c)
Expiration: 03/03/2025; Exercise Price: $6,425.00	$5,954,500	10	$50
Expiration: 03/05/2025; Exercise Price: $6,450.00	5,954,500	10	50
TOTAL PURCHASED OPTIONS (Cost $125)			100
		Shares
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
First American Government Obligations Fund - Class X, 4.29% (d)		500,628	500,628
TOTAL SHORT-TERM INVESTMENTS (Cost $500,628)			500,628

TOTAL INVESTMENTS — 1.7% (Cost $500,753)			500,728
Other Assets in Excess of Liabilities — 98.3%			29,845,103
TOTAL NET ASSETS — 100.0%			$30,345,831

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

10

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments (Continued)

February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%(a)(b)
Call Options — (0.0)% (a)
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $6,100.00 (b)(c)	$(89,317,500)	(150)	$(375)

Put Options — (0.0)% (a)
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,600.00 (b)(c)	(89,317,500)	(150)	(3,375)
TOTAL WRITTEN OPTIONS (Premiums received $3,377)			$(3,750)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

11

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments (Concluded)

February 28, 2025 (Unaudited)

Futures contracts outstanding as of February 28, 2025 were as follows:

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)(1)
Micro Nasdaq 100 E-Mini Mar25	5	03/21/2025	$209,195	$(1,960)
Nasdaq 100 Index	72	03/21/2025	30,124,080	(1,300,772)
Net Unrealized Appreciation (Depreciation)				$(1,302,732)

(1)

The Fund has recorded an asset of $2,691,246 as of February 28, 2025 related to the current variation margin related to these contracts. Deposit at broker for futures contracts is reported within the statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.

12

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	SGI U.S. Large Cap CORE ETF	SGI DYNAMIC TACTICAL ETF
ASSETS
Investments, at fair value
Unaffiliated Investments (cost $93,901,182 and $29,446,285, respectively)	$94,264,665	$31,003,585
Affiliated Investments (cost $— and $36,171,662, respectively)	—	36,855,817
Cash and cash equivalents	206,779	494,707
Deposit at broker for futures contracts	—	—
Deposit at broker for options	—	—
Receivables for:
Investments sold	—	—
Dividends and interest	83,659	960
Total Assets	$94,555,103	$68,355,069

LIABILITIES
Options written, at value (premiums received $— and $—, respectively)	—	—
Payables for:
Capital shares redeemed	$162,960	$140,471
Advisory fees	68,114	48,293
Investments purchased	—	—
Total Liabilities	231,074	188,764
Net assets	$94,324,029	$68,166,305

NET ASSETS CONSIST OF:
Par value	$2,850	$2,405
Paid-in capital	88,062,540	64,331,022
Total distributable earnings/(losses)	6,258,639	3,832,878
Net assets	$94,324,029	$68,166,305

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,850,000	2,405,000
Net asset value and redemption price per share	$33.10	$28.34

The accompanying notes are an integral part of the financial statements.

13

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (CONCLUDED)

February 28, 2025 (Unaudited)

	SGI ENHANCED GLOBAL INCOME ETF	SGI ENHANCED CORE ETF	SGI ENHANCED NASDAQ-100 ETF
ASSETS
Investments, at fair value
Unaffiliated Investments (cost $80,441,993, $— and $—, respectively)	$82,982,284	$—	$—
Affiliated Investments(cost $—, $— and $—, respectively)	—	—	—
Short-term investments (cost $216,165, $220,096,100 and $500,628, respectively)	216,165	220,096,100	500,628
Cash and cash equivalents	12,133	—	—
Deposit at broker for futures contracts	—	—	3,993,978
Deposit at broker for options	562,275	52,570,893	27,106,758
Purchased options, at value (cost $—, $20,282 and $125, respectively)	—	11,500	100
Receivables for:
Investments sold	14,897	80,765	63
Capital shares sold	—	1,793,869	—
Due from broker	1,346	—	—
Dividends and interest	149,316	952,830	72,189
Total Assets	$83,938,416	$275,505,957	$31,673,716

LIABILITIES
Options written, at value (premiums received $—, $35,914 and $3,377, respectively)	—	30,465	3,750
Unrealized depreciation on futures contracts	—	—	1,302,732
Payables for:
Advisory fees	62,436	193,539	21,341
Investments purchased	13,831	33,878	62
Total Liabilities	76,267	257,882	1,327,885
Net assets	$83,862,149	$275,248,075	$30,345,831

NET ASSETS CONSIST OF:
Par value	$3,065	$10,740	$1,125
Paid-in Capital	78,935,959	273,590,820	29,976,918
Total distributable earnings/(losses)	4,923,125	1,646,515	367,788
Net assets	$83,862,149	$275,248,075	$30,345,831

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,065,000	10,740,000	1,125,000
Net asset value and redemption price per share	$27.36	$25.63	$26.97

The accompanying notes are an integral part of the financial statements.

14

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE SIX MONTHS ENDED February 28, 2025 (Unaudited)

	SGI U.S. Large Cap CORE ETF	SGI DYNAMIC TACTICAL ETF
INVESTMENT INCOME
Dividends
Dividends from unaffiliated investments	$588,093 (1)	$433,938
Dividends from affiliated investments	—	304,451
Interest	19,288	6,352
Total investment income	607,381	744,741

EXPENSES
Advisory fees	413,670	291,728
Broker interest expense	—	—
Total expenses	413,670	291,728
Net investment income/(loss)	193,711	453,013

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	(951,026)	308,185
Affiliated investments	—	866,297
Distributions from affiliated investments	—	1,638,129
Written options	—	—
Futures contracts	—	—
Net realized gain from redemption in-kind	7,985,753	1,692,307
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(4,995,217)	(829,972)
Affiliated investments	—	(2,213,909)
Written options	—	—
Futures contracts	—	—
Net realized and unrealized gain/(loss) on investments	2,039,510	1,461,037
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,233,221	$1,914,050

(1)	Net of foreign withholding taxes of $178 for SGI U.S. Large Cap Core ETF.

The accompanying notes are an integral part of the financial statements.

15

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE SIX MONTHS ENDED February 28, 2025 (Unaudited)

	SGI ENHANCED GLOBAL INCOME ETF		SGI ENHANCED core ETF	SGI ENHANCED NASDAQ-100 ETF
INVESTMENT INCOME
Dividends
Dividends from unaffiliated investments	$974,378	(1)	$—	$—
Interest	26,311		3,913,579	340,624
Total investment income	1,000,689		3,913,579	340,624

EXPENSES
Advisory fees	363,017		833,363	88,385
Broker interest expense	9,345		—	11,045
Total expenses	372,362		833,363	99,430
Net investment income/(loss)	628,327		3,080,216	241,194

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	(2,460,771)		—	—
Affiliated investments	—		—	—
Distributions from unaffiliated investments	7		9	—
Distributions from affiliated investments	—		—	—
Written options	609,355		3,285,749	435,514
Futures contracts	—		(120)	1,226,356
Net realized gain from redemption in-kind	4,735,177		—	—
Net change in unrealized appreciation/(depreciation) on investments	—		—	—
Unaffiliated investments	3,164		—	—
Affiliated investments	—		—	—
Purchased options	—		(8,782)	(25)
Written options	—		4,246	(321)
Futures contracts	—		—	(1,204,125)
Net realized and unrealized gain/(loss) on investments	2,886,932		3,281,102	457,399
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,515,259		$6,361,318	$698,593

(1)	Net of foreign withholding taxes of $51,023 for SGI Enhanced Global Income ETF.

The accompanying notes are an integral part of the financial statements.

16

SGI U.S. LARGE CAP CORE ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$193,711	$573,273
Net realized gain/(loss) on investments
Unaffiliated investments	(951,026)	5,256,994
Affiliated investments	—	—
Distributions from affiliated investments	—	—
Written options	—	—
Futures contracts	—	—
Net realized gain from redemption in-kind	7,985,753	16,117,021
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(4,995,217)	2,451,191
Affiliated investments	—	—
Written options	—	—
Futures contracts	—	—
Net increase/(decrease) in net assets resulting from operations	2,233,221	24,398,479

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(7,743,637)	(1,544,660)
Net decrease in net assets from dividends and distributions to shareholders	(7,743,637)	(1,544,660)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	75,223,789	106,414,001
Shares redeemed	(67,680,914)	(135,001,112)
Net increase/(decrease) in net assets from capital share transactions	7,542,875	(28,587,111)
Total increase/(decrease) in net assets	2,032,459	(5,733,292)

NET ASSETS:
Beginning of period	92,291,570	98,024,862
End of period	$94,324,029	$92,291,570

SHARES TRANSACTIONS:
Shares sold	2,165,000	3,385,000
Shares redeemed	(1,935,000)	(4,265,000)
Net increase/(decrease) in shares outstanding	230,000	(880,000)

The accompanying notes are an integral part of the financial statements.

17

SGI DYNAMIC TACTICAL ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$453,013	$686,669
Net realized gain/(loss) on investments
Unaffiliated investments	308,185	1,443,073
Affiliated investments	866,297	1,167,462
Distributions from affiliated investments	1,638,129	398,373
Written options	—	—
Futures contracts	—	—
Net realized gain from redemption in-kind	1,692,307	8,237,739
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(829,972)	490,066
Affiliated investments	(2,213,909)	2,408,213
Written options	—	—
Futures contracts	—	—
Net increase/(decrease) in net assets resulting from operations	1,914,050	14,831,595

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(5,828,622)	(972,668)
Net decrease in net assets from dividends and distributions to shareholders	(5,828,622)	(972,668)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,505,743	23,648,762
Shares redeemed	(38,033,603)	(88,294,403)
Net increase/(decrease) in net assets from capital share transactions	12,472,140	(64,645,641)
Total increase/(decrease) in net assets	8,557,568	(50,786,714)

NET ASSETS:
Beginning of period	59,608,737	110,395,451
End of period	$68,166,305	$59,608,737

SHARES TRANSACTIONS:
Shares sold	1,740,000	845,000
Shares redeemed	(1,285,000)	(3,145,000)
Net increase/(decrease) in shares outstanding	455,000	(2,300,000)

The accompanying notes are an integral part of the financial statements.

18

SGI ENHANCED GLOBAL INCOME ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Period ENDED AUGUST 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$628,327	$657,398
Net realized gain/(loss) on investments
Unaffiliated investments	(2,460,771)	(408,372)
Affiliated investments	—	—
Distributions from unaffiliated investments	7	—
Distributions from affiliated investments	—	—
Written options	609,355	661,045
Futures contracts	—	—
Net realized gain from redemption in-kind	4,735,177	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	3,164	2,537,127
Affiliated investments	—	—
Written options	—	—
Futures contracts	—	—
Net increase/(decrease) in net assets resulting from operations	3,515,259	3,447,198

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,603,461)	(435,871)
Net decrease in net assets from dividends and distributions to shareholders	(1,603,461)	(435,871)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	71,980,976	65,227,301
Shares redeemed	(58,269,253)	—
Net increase/(decrease) in net assets from capital share transactions	13,711,723	65,227,301
Total increase/(decrease) in net assets	15,623,521	68,238,628

NET ASSETS:
Beginning of period	68,238,628	—
End of period	$83,862,149	$68,238,628

SHARES TRANSACTIONS:
Shares sold	2,680,000	2,545,000
Shares redeemed	(2,160,000)	—
Net increase/(decrease) in shares outstanding	520,000	2,545,000

(1)	Inception date of the Fund was February 28, 2024.

The accompanying notes are an integral part of the financial statements.

19

SGI ENHANCED CORE ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Period ENDED AUGUST 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$3,080,216	$1,721,535
Net realized gain/(loss) on investments
Unaffiliated investments	—	—
Affiliated investments	—	—
Distributions from unaffiliated investments	9	—
Distributions from affiliated investments	—	—
Written options	3,285,749	1,933,544
Futures contracts	(120)	—
Net realized gain from redemption in-kind	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	—	—
Affiliated investments	—	—
Purchased Options	(8,782)
Written options	4,246	1,203
Futures contracts	—	—
Net increase/(decrease) in net assets resulting from operations	6,361,318	3,656,282

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(7,490,050)	(881,035)
Net decrease in net assets from dividends and distributions to shareholders	(7,490,050)	(881,035)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	153,978,208	126,982,104
Shares redeemed	(6,858,436)	(500,316)
Net increase/(decrease) in net assets from capital share transactions	147,119,772	126,481,788
Total increase/(decrease) in net assets	145,991,040	129,257,035

NET ASSETS:
Beginning of period	129,257,035	—
End of period	$275,248,075	$129,257,035

SHARES TRANSACTIONS:
Shares sold	5,990,000	5,030,000
Shares redeemed	(260,000)	(20,000)
Net increase/(decrease) in shares outstanding	5,730,000	5,010,000

(1)	Inception date of the Fund was February 28, 2024.

The accompanying notes are an integral part of the financial statements.

20

SGI ENHANCED NASDAQ-100 ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Period ENDED AUGUST 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$241,194	$43,029
Net realized gain/(loss) on investments
Unaffiliated investments	—	8,698
Affiliated investments	—	—
Distributions from affiliated investments	—	—
Written options	435,514	72,659
Futures contracts	1,226,356	11,882
Net realized gain from redemption in-kind	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	—	—
Affiliated investments	—	—
Purchased Options	(25)
Written options	(321)	(52)
Futures contracts	(1,204,125)	(98,607)
Net increase/(decrease) in net assets resulting from operations	698,593	37,609

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(368,414)	—
Net decrease in net assets from dividends and distributions to shareholders	(368,414)	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,462,140	10,515,903
Shares redeemed	—	—
Net increase/(decrease) in net assets from capital share transactions	19,462,140	10,515,903
Total increase/(decrease) in net assets	19,792,319	10,553,512

NET ASSETS:
Beginning of period	10,553,512	—
End of period	$30,345,831	$10,553,512

SHARES TRANSACTIONS:
Shares sold	710,000	415,000
Shares redeemed	—	—
Net increase/(decrease) in shares outstanding	710,000	415,000

(1)	Inception date of the Fund was June 13, 2024.

The accompanying notes are an integral part of the financial statements.

21

SGI U.S. LARGE CAP CORE ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$35.23		$28.01	$25.00
Net investment income/(loss) (2)	0.07		0.19	0.11
Net realized and unrealized gain/(loss) from investments	0.65		7.47	2.90
Net increase/(decrease) in net assets resulting from operations	0.72		7.66	3.01
Dividends and distributions to shareholder from:
Net investment income	(0.26)		(0.07)	—
Net realized capital gains	(2.59)		(0.37)	—
Total dividends and distributions to shareholders	(2.85)		(0.44)	—
Net asset value, end of period	$33.10		$35.23	$28.01
Market value, end of period	$33.75		$35.24	$28.00
Total investment return/(loss) on net asset value (3)	2.17	%(4)	27.67%	12.03	%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$94,324		$92,292	$98,025
Ratio of expenses to average net assets	0.85	%(5)	0.85%	0.85	%(5)
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.85	%(5)	0.85%	0.85	%(5)
Ratio of net investment income/(loss) to average net assets	0.40	%(5)	0.61%	1.01	%(5)
Portfolio turnover rate	231	%(4)	225%	95	%(4)

(1)	Inception date of the Fund was March 30, 2023.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

22

SGI DYNAMIC TACTICAL ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$30.57		$25.98	$25.00
Net investment income/(loss) (2)	0.22		0.22	0.13
Net realized and unrealized gain/(loss) from investments	0.55		4.61	0.85
Net increase/(decrease) in net assets resulting from operations	0.77		4.83	0.98
Dividends and distributions to shareholder from:
Net investment income	(1.30)		(0.24)	—
Net realized capital gains	(1.70)		—	—
Total dividends and distributions to shareholders	(3.00)		(0.24)	—
Net asset value, end of period	$28.34		$30.57	$25.98
Market value, end of period	$28.38		$30.53	$26.05
Total investment return/(loss) on net asset value (3)	2.75	%(4)	18.75%	3.90	%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$68,166		$59,609	$110,395
Ratio of expenses to average net assets	0.95	%(5)	0.95%	0.95	%(5)
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.95	%(5)	0.95%	0.95	%(5)
Ratio of net investment income/(loss) to average net assets	1.48	%(5)	0.82%	1.18	%(5)
Portfolio turnover rate	205	%(4)	167%	66	%(4)

(1)	Inception date of the Fund was March 29, 2023.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

23

SGI ENHANCED GLOBAL INCOME ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Period Ended August 31, 2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$26.81		$25.00
Net investment income/(loss) (2)	0.22		0.32
Net realized and unrealized gain/(loss) from investments	0.91		1.68
Net increase/(decrease) in net assets resulting from operations	1.13		2.00
Dividends and distributions to shareholder from:
Net investment income	(0.27)		(0.19)
Net realized capital gains	(0.31)		—
Total dividends and distributions to shareholders	(0.58)		(0.19)
Net asset value, end of period	$27.36		$26.81
Market value, end of period	$27.36		$26.73
Total investment return/(loss) on net asset value (3)	4.39	%(4)	8.01	%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$83,862		$68,239
Ratio of expenses to average net assets	1.01	%(5)	1.14	%(5)
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.98	%(5)	0.98	%(5)
Ratio of net investment income/(loss) to average net assets	1.70	%(5)	2.46	%(5)
Portfolio turnover rate (6)	374	%(4)	158	%(4)

(1)	Inception date of the Fund was February 28, 2024.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

24

SGI ENHANCED CORE ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Period Ended August 31, 2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.80		$25.00
Net investment income/(loss) (2)	0.47		0.53
Net realized and unrealized gain/(loss) from investments	0.50		0.49
Net increase/(decrease) in net assets resulting from operations	0.97		1.02
Dividends and distributions to shareholder from:
Net investment income	(0.58)		(0.22)
Net realized capital gains	(0.56)		—
Total dividends and distributions to shareholders	(1.14)		(0.22)
Net asset value, end of period	$25.63		$25.80
Market value, end of period	$25.64		$25.80
Total investment return/(loss) on net asset value (3)	3.81	%(4)	4.10	%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$275,248		$129,257
Ratio of expenses to average net assets	0.98	%(5)	0.99	%(5)
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.98	%(5)	0.98	%(5)
Ratio of net investment income/(loss) to average net assets	3.62	%(5)	4.16	%(5)
Portfolio turnover rate (6)	0	%(4)	0	%(4)

(1)	Inception date of the Fund was February 28, 2024.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

25

SGI ENHANCED NASDAQ-100 ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Period Ended August 31, 2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.43		$25.00
Net investment income/(loss) (2)	0.36		0.15
Net realized and unrealized gain/(loss) from investments	1.71		0.28
Net increase/(decrease) in net assets resulting from operations	2.07		0.43
Dividends and distributions to shareholder from:
Net investment income	(0.28)		—
Net realized capital gains	(0.25)		—
Total dividends and distributions to shareholders	(0.53)		—
Net asset value, end of period	$26.97		$25.43
Market value, end of period	$27.01		$25.44
Total investment return/(loss) on net asset value (3)	8.16	%(4)	1.70	%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$30,346		$10,554
Ratio of expenses to average net assets	1.10	%(5)	1.18	%(5)
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.98	%(5)	0.98	%(5)
Ratio of net investment income/(loss) to average net assets	2.67	%(5)	2.80	%(5)
Portfolio turnover rate (6)	0	%(4)	0	%(4)

(1)	Inception date of the Fund was June 13, 2024.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

26

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF and the SGI Enhanced Nasdaq-100 ETF (each, a “Fund” and collectively, the “Funds”), which commenced investment operations on March 30, 2023, March 29, 2023, February 28, 2024, February 28, 2024 and June 13, 2024, respectively.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the SGI U.S. Large Cap Core ETF and the SGI Dynamic Tactical ETF is to provide long-term capital appreciation. The investment objective of the SGI Enhanced Global Income ETF and the SGI Enhanced Nasdaq-100 ETF is to seek income and capital appreciation. The objective of the SGI Enhanced Core ETF is to seek income.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES – SGI Dynamic Tactical ETF pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of underlying funds their performances are directly related to the ability of the underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the underlying funds in direct proportion to the amount of assets the Funds allocate to the underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds. Information about underlying funds in the underlying funds’ annual or semiannual report to shareholders, which can be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior

27

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit Global Investments, LLC (the “Adviser” or “Summit”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
SGI U.S. LARGE CAP CORE ETF
Investments:
Common Stocks	$93,046,349	$—	$—	$93,046,349
Exchange Traded Funds	1,218,316	—	—	1,218,316
Total Investments	$94,264,665	$—	$—	$94,264,665

SGI DYNAMIC TACTICAL ETF
Investments:
Exchange Traded Funds	$67,859,402	$—	$—	$67,859,402
Total Investments	$67,859,402	$—	$—	$67,859,402

SGI ENHANCED GLOBAL INCOME ETF
Investments:
Common Stocks	$75,318,787	$—	$—	$75,318,787
Exchange Traded Funds	7,663,497	—	—	7,663,497
Money Market Funds	216,165	—	—	216,165
Total Investments	$83,198,449	$—	$—	$83,198,449

28

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
SGI ENHANCED CORE ETF
Assets:
Investments:
Purchased Options	$3,500	$8,000	$—	$11,500
Money Market Funds	220,096,100	—	—	220,096,100
Total Investments	$220,099,600	$8,000	$—	$220,107,600

Liabilities:
Derivatives:
Written Options	$(2,480)	$(27,985)	$—	$(30,465)
Total Derivatives	$(2,480)	$(27,985)	$—	$(30,465)

SGI ENHANCED NASDAQ-100 ETF
Assets:
Investments:
Purchased Options	$—	$100	$—	$100
Money Market Funds	500,628	—	—	500,628
Total Investments	$500,628	$100	$—	$500,728

Liabilities:
Derivatives:
Written Options	$—	$(3,750)	$—	$(3,750)
Futures - Equity Contracts	(1,302,732)	—	—	(1,302,732)
Total Derivatives	$(1,302,732)	$(3,750)	$—	$(1,306,482)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

29

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options and futures contracts.

During the current fiscal period, the SGI Enhanced Core ETF used options contracts to seek income in accordance with its investment objective.

During the current fiscal period, the SGI Enhanced Nasdaq-100 ETF used long futures contracts and options contracts to seek capital appreciation and income in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Funds’ derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Funds’ derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

FUND	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Liability Derivatives
SGI Enhanced Core ETF	Written Options	Written options, at value	$(30,465)
Total Value - Liabilities			$(30,465)

SGI Enhanced Nasdaq-100 ETF	Written Options	Written options, at value	(3,750)
SGI Enhanced Nasdaq-100 ETF	Futures Contracts (a)	Unrealized depreciation on futures contracts	(1,302,732)
Total Value - Liabilities			$(1,306,482)

(a)	This amount represent the cumulative appreciation/(deprecation) of futures contracts as reported on the Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Realized Gain (Loss)
SGI Enhanced Core ETF	Written Options	Net realized gain/(loss) from written options	$3,285,749
SGI Enhanced Core ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	(120)
Total Realized Gain/(Loss)			$3,285,629

SGI Enhanced Global Income ETF	Written Options	Net realized gain/(loss) from written options	$609,355
Total Realized Gain/(Loss)			$609,355

SGI Enhanced Nasdaq-100 ETF	Written Options	Net realized gain/(loss) from written options	$435,514
SGI Enhanced Nasdaq-100 ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	1,226,356
Total Realized Gain/(Loss)			$1,661,870

30

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Change in Unrealized Appreciation/(Depreciation)
SGI Enhanced Core ETF	Purchased Options	Net change in unrealized appreciation/(depreciation) on purchased options	$(8,782)
SGI Enhanced Core ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	4,246
Total Change in Unrealized Appreciation/(Depreciation)			$(4,536)

SGI Enhanced Nasdaq-100 ETF	Purchased Options	Net change in unrealized appreciation/(depreciation) on purchased options	$(25)
SGI Enhanced Nasdaq-100 ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	(321)
SGI Enhanced Nasdaq-100 ETF	Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(1,204,125)
Total Change in Unrealized Appreciation/(Depreciation)			$(1,204,471)

During the current fiscal period, the Funds’ quarterly average volume of derivatives were as follows:

FUND	WRITTEN OPTIONS (PREMIUMS RECEIVED)	Purchased Options (Cost)	LONG FUTURES NOTIONAL AMOUNT
SGI Enhanced Core ETF	$12,720	$4,056	$—
SGI Enhanced Global Income ETF	810	—	—
SGI Enhanced Nasdaq-100 ETF	737	25	11,595,109

For financial reporting purposes, the Funds do not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty and master netting arrangement.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are

31

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least quarterly to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Sec Rule 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Funds, as a full derivatives user (as defined in Rule 18f-4), are subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

WRITTEN OPTIONS — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

32

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

FUTURES CONTRACTS — The Funds use futures contracts in the normal course of pursuing their investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, a Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC serves as the Adviser to the Funds. SG Trading Solutions, LLC (“SG Trading Solutions” or “Sub-Adviser”) serves as the investment sub-adviser to the Funds. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of each Fund (each, an “Advisory Agreement” and together, the “Advisory Agreements”). The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.85%, 0.95%, 0.98%, 0.98% and 0.98% of the average daily net assets of the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF, the SGI Enhanced Core ETF and the SGI Enhanced Nasdaq-100 ETF, respectively. The fee is paid monthly in arrears. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the cost of sub-advisory fees to SG Trading Solutions, transfer agency, custody, fund administration, legal, audit and other services. However, under each Investment Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser implements rigorous quantitative and fundamental analysis to achieve best execution, and is subject to oversight by the Adviser and the Board. Under the Sub-Advisory Agreement, the Sub-Adviser receives a fee from the Adviser, calculated daily and paid monthly, equal to 0.05% of the average daily net assets of each Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

33

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions, short-term investments and derivative transactions) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$230,924,301	$222,015,137
SGI Dynamic Tactical ETF	147,220,423	126,374,928
SGI Enhanced Global Income ETF	272,963,179	320,123,909
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$75,067,006	$67,307,119
SGI Dynamic Tactical ETF	50,355,999	38,127,555
SGI Enhanced Global Income ETF	66,842,111	128,798,500
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—

4. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

34

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF, the SGI Enhanced Core ETF and the SGI Enhanced Nasdaq-100 ETF was as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Core ETF	$86,194,647	$6,548,510	$(1,661,676)	$4,886,834
SGI Dynamic Tactical ETF	54,177,445	5,309,057	(67,059)	5,241,998
SGI Enhanced Global Income ETF	65,035,476	4,105,477	(1,702,000)	2,403,477
SGI Enhanced Core ETF	94,443,194	—	—	—
SGI Enhanced Nasdaq-100 ETF	500,034	—	—	—

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2024, primarily attributable to in-kind redemptions gain and loss, were reclassified among the following accounts:

FUND	Distributable Earnings/(loss)	Paid-in Capital
SGI U.S. Large Cap Core ETF	$(15,388,091)	$15,388,091
SGI Dynamic Tactical ETF	(8,197,114)	8,197,114
SGI Enhanced Global Income ETF	—	—
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Capital Loss Carry Forward	Qualified Late- Year Loss Deferral	Other Temporary Differences	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Core ETF	$6,833,121	$49,100	$—	$—	$—	$4,886,834
SGI Dynamic Tactical ETF	2,002,460	502,993	—	—	—	5,241,998
SGI Enhanced Global Income ETF	231,881	375,969	—	—	—	2,403,477
SGI Enhanced Core ETF	1,620,288	1,154,959	—	—	—	—
SGI Enhanced Nasdaq-100 ETF	43,029	—	(5,420)	—	—	—

35

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was a follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
SGI U.S. Large Cap Core ETF	$1,543,545	$1,115	$1,544,660
SGI Dynamic Tactical ETF	972,668	—	972,668
SGI Enhanced Global Income ETF	435,871	—	435,871
SGI Enhanced Core ETF	881,035	—	881,035
SGI Enhanced Nasdaq-100 ETF	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the SGI Enhanced Nasdaq-100 ETF had $5,420 of long-term loss carryovers. During the fiscal year, the SGI Dynamic Tactical ETF utilized $499,102 of carry forward capital losses.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024. As of August 31, 2024 the Funds had no tax basis qualified late-year loss deferral.

5. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. The Funds are allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirement, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act) are met. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	August 31, 2024		Additions		Reductions
Issuer Name	Share Balance	Value	Share Balance	Value	Share Balance	Value
SGI Dynamic Tactical ETF
SGI Enhanced Core ETF	—	$—	533,684	$13,688,160	(8,659)	$(222,157)
SGI Enhanced Nasdaq-100 ETF	206,880	5,263,151	299,238	8,070,200	(383,538)	(10,422,112)
SGI U.S. Large Cap Core ETF	598,640	21,093,080	497,248	16,956,828	(489,180)	(16,751,798)
	805,520	$26,356,231	1,330,170	$38,715,188	(881,377)	$(27,396,067)

36

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONCLUDED)

February 28, 2025 (Unaudited)

	February 28, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
SGI Dynamic Tactical ETF
SGI Enhanced Core ETF	$62,801	$31,997	$(4,719)	$—	525,025	$13,461,641	$13,466,360
SGI Enhanced Nasdaq-100 ETF	88,039	84,996	(47,151)	5,101	122,580	3,311,352	3,307,786
SGI U.S. Large Cap Core ETF	153,611	1,521,136	(2,162,039)	861,196	606,708	20,082,824	19,397,516
	$304,451	$1,638,129	$(2,213,909)	$866,297	1,254,313	$36,855,817	$36,171,662

6. SHARE TRANSACTIONS

Shares of the SGI U.S. Large Cap Core ETF are listed and traded on the NYSE. Shares of the SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF and SGI Enhanced Nasdaq-100 ETF are listed and traded on the NASDAQ, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

37

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.sgiam.com.

38

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI U.S. LARGE CAP EQUITY FUND

SGI GLOBAL EQUITY FUND

SGI PRUDENT GROWTH FUND

SGI PEAK GROWTH FUND

SGI SMALL CAP CORE FUND

of

The RBB Fund, Inc.

Financial Statements

February 28, 2025
(Unaudited)

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 1.3%
Lockheed Martin Corp.	5,535	$2,492,798
Northrop Grumman Corp.	824	380,474
		2,873,272
Banks — 1.0%
PNC Financial Services Group, Inc.	11,281	2,165,049
Beverages — 1.4%
Coca Cola Bottling Co.	317	449,227
Coca-Cola Co.	37,361	2,660,477
		3,109,704
Biotechnology — 5.8%
Amgen, Inc.	1,671	514,768
Gilead Sciences, Inc.	16,486	1,884,515
Regeneron Pharmaceuticals, Inc.	5,835	4,077,148
United Therapeutics Corp. (a)	16,820	5,383,241
Vertex Pharmaceuticals, Inc. (a)	1,983	951,423
		12,811,095
Building Materials — 2.5%
Owens Corning	33,398	5,144,628
Trane Technologies PLC	1,294	457,688
		5,602,316
Chemicals — 0.7%
DuPont de Nemours, Inc.	5,080	415,392
Ecolab, Inc.	4,454	1,198,170
		1,613,562
Commercial Services — 4.7%
Automatic Data Processing, Inc.	24,088	7,592,056
Morningstar, Inc.	1,370	429,796
S&P Global, Inc.	4,333	2,312,696
		10,334,548
Computers — 2.6%
Cognizant Technology Solutions Corp. - Class A	5,750	479,147
EPAM Systems, Inc. (a)	19,361	3,991,077
Leidos Holdings, Inc.	10,449	1,358,057
		5,828,281
Cosmetics & Personal Care — 3.6%
Colgate-Palmolive Co.	87,105	7,941,363
Diversified Financial Services — 2.9%
Charles Schwab Corp.	30,035	2,388,684
Mastercard, Inc. - Class A	6,868	3,958,097
		6,346,781
Electric — 7.4%
American Electric Power Co., Inc.	12,044	1,277,266
CMS Energy Corp.	93,689	6,843,981
Electric — 7.4% (continued)
DTE Energy Co.	13,120	$1,754,144
Duke Energy Corp.	3,798	446,227
Evergy, Inc.	48,233	3,323,736
NextEra Energy, Inc.	7,970	559,255
Public Service Enterprise Group, Inc.	26,978	2,189,265
		16,393,874
Engineering & Construction — 0.8%
EMCOR Group, Inc.	4,159	1,700,657
Environmental Control — 1.6%
Republic Services, Inc.	4,442	1,052,843
Waste Management, Inc.	10,307	2,399,263
		3,452,106
Food — 4.3%
Hershey Co.	1,835	316,923
Performance Food Group Co. (a)	14,277	1,215,544
Pilgrim’s Pride Corp. (a)	26,146	1,422,081
Sysco Corp.	26,837	2,027,267
Tyson Foods, Inc. - Class A	75,922	4,657,055
		9,638,870
Gas — 0.5%
NiSource, Inc.	28,444	1,160,800
Healthcare-Services — 4.9%
Elevance Health, Inc.	12,712	5,045,138
HCA Healthcare, Inc.	5,486	1,680,362
Universal Health Services, Inc. - Class B	24,076	4,219,319
		10,944,819
Household Products/Wares — 1.4%
Kimberly-Clark Corp.	22,051	3,131,462
Insurance — 5.9%
Allstate Corp., (The)	11,630	2,316,115
Berkshire Hathaway, Inc. - Class B (a)	6,409	3,293,136
Cincinnati Financial Corp.	18,175	2,686,447
Loews Corp.	13,012	1,127,750
Markel Group, Inc. (a)	610	1,179,398
Marsh & McLennan Cos., Inc.	5,042	1,199,189
Travelers Cos, Inc., (The)	4,563	1,179,490
		12,981,525
Internet — 11.2%
Alphabet, Inc. - Class A	44,418	7,563,497
Booking Holdings, Inc.	422	2,116,756
GoDaddy, Inc. - Class A (a)	25,190	4,521,605
Meta Platforms, Inc. - Class A	10,397	6,947,275
Pinterest, Inc. - Class A (a)	14,314	529,332

The accompanying notes are an integral part of the financial statements.
2

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments (CONCluded)

February 28, 2025 (Unaudited)

	Shares	Value
Internet — 11.2% (continued)
Spotify Technology SA (a)	5,007	$3,044,306
		24,722,771
Media — 0.5%
Fox Corp. - Class B	10,903	589,525
Walt Disney Co.	4,913	559,100
		1,148,625
Mining — 0.2%
Freeport-McMoRan, Inc.	15,270	563,616
Oil & Gas — 2.1%
Coterra Energy, Inc.	15,270	412,137
Devon Energy Corp.	67,843	2,457,273
Diamondback Energy, Inc.	2,936	466,707
EOG Resources, Inc.	7,534	956,366
Ovintiv, Inc.	8,072	350,809
		4,643,292
Packaging & Containers — 0.7%
Packaging Corp. of America	7,732	1,647,612

Pharmaceuticals — 9.6%
Cardinal Health, Inc.	37,831	4,898,358
Eli Lilly & Co.	3,927	3,615,314
McKesson Corp.	8,205	5,253,333
Merck & Co., Inc.	76,208	7,030,188
Neurocrine Biosciences, Inc. (a)	839	99,606
Zoetis, Inc.	2,426	405,724
		21,302,523
Pipelines — 0.9%
Cheniere Energy, Inc.	2,292	523,860
Kinder Morgan, Inc.	13,053	353,736
Targa Resources Corp.	5,142	1,037,244
		1,914,840
REITS — 0.7%
Essex Property Trust, Inc.	1,528	476,079
Simon Property Group, Inc.	2,677	498,163
Welltower, Inc.	3,500	537,285
		1,511,527
Retail — 3.0%
Costco Wholesale Corp.	2,930	3,072,427
Home Depot, Inc.	2,948	1,169,177
Target Corp.	2,868	356,320
Texas Roadhouse, Inc.	2,489	458,200
Wal-Mart Stores, Inc.	16,992	1,675,581
		6,731,705
Semiconductors — 2.5%
Monolithic Power Systems, Inc.	2,757	1,684,555
QUALCOMM, Inc.	24,565	3,860,881
		5,545,436
Software — 5.6%
Atlassian Corp. - Class A (a)	1,641	$466,471
Autodesk, Inc. (a)	1,721	471,915
Duolingo, Inc. (a)	1,316	410,684
Guidewire Software, Inc. (a)	22,342	4,497,892
HubSpot, Inc. (a)	640	463,354
Nutanix, Inc. - Class A (a)	7,207	554,146
Salesforce.com, Inc.	1,847	550,129
ServiceNow, Inc. (a)	860	799,594
Veeva Systems, Inc. - Class A (a)	5,928	1,328,702
Workday, Inc. - Class A (a)	1,921	505,876
Zoom Communications, Inc. - Class A (a)	32,137	2,368,497
		12,417,260
Telecommunications — 4.0%
Arista Networks, Inc. (a)	10,105	940,270
AT&T, Inc.	19,419	532,275
Corning, Inc.	16,888	846,933
Motorola Solutions, Inc.	14,697	6,469,914
		8,789,392
Transportation — 3.7%
CH Robinson Worldwide, Inc.	4,527	460,034
FedEx Corp.	7,657	2,013,025
Union Pacific Corp.	17,719	4,371,100
United Parcel Service, Inc. - Class B	11,767	1,400,626
		8,244,785
TOTAL COMMON STOCKS (Cost $196,214,502)		217,213,468
TOTAL INVESTMENTS — 98.0% (Cost $196,214,502)		217,213,468
Other Assets in Excess of Liabilities — 2.0%		4,404,663
TOTAL NET ASSETS — 100.0%		$221,618,131

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
3

SGI GLOBAL EQUITY FUND

Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 2.5%
Lockheed Martin Corp.	3,083	$1,388,491
Northrop Grumman Corp.	2,961	1,367,212
		2,755,703
Auto Manufacturers — 3.0%
BYD Co., Ltd. - ADR	20,988	2,010,965
Honda Motor Co., Ltd. - ADR	44,667	1,241,296
		3,252,261
Banks — 7.3%
Bank Rakyat Indonesia Persero Tbk PT - ADR	14,139	149,096
DBS Group Holdings Ltd. - ADR	4,777	652,395
HDFC Bank Ltd. - ADR	12,611	777,090
Huntington Bancshares Inc.	37,138	611,663
ICICI Bank Ltd. - ADR	85,081	2,372,058
PNC Financial Services Group, Inc.	3,201	614,336
Popular, Inc.	5,913	593,843
Sumitomo Mitsui Financial Group, Inc. - ADR	87,153	1,334,312
UBS Group AG	18,688	640,811
United Overseas Bank Ltd. - ADR	4,007	228,559
		7,974,163
Beverages — 2.1%
Coca-Cola Co.	14,381	1,024,071
Coca-Cola Femsa SAB de CV - ADR	11,150	993,911
PepsiCo, Inc.	1,796	275,632
		2,293,614
Biotechnology — 2.6%
Exelixis, Inc. (a)	3,256	125,975
Incyte Corp. (a)	3,085	226,747
United Therapeutics Corp. (a)	7,717	2,469,826
		2,822,548
Chemicals — 0.2%
Ecolab, Inc.	868	233,501
Commercial Services — 1.8%
Automatic Data Processing, Inc.	2,137	673,539
Grand Canyon Education, Inc. (a)	5,374	966,353
RELX PLC - ADR	7,567	366,016
		2,005,908
Computers — 4.8%
CGI, Inc.	4,100	424,842
Infosys Ltd. - ADR	77,389	1,555,519
Logitech International SA	21,136	2,091,196
Tenable Holdings, Inc. (a)	15,046	573,854
Wipro Ltd. - ADR	171,195	559,808
		5,205,219
Cosmetics & Personal Care — 3.7%
Colgate-Palmolive Co.	38,311	$3,492,814
Procter & Gamble Co.	2,908	505,527
		3,998,341
Diversified Financial Services — 1.9%
AerCap Holdings NV	6,588	679,223
Cboe Global Markets, Inc.	2,330	491,164
CME Group, Inc.	1,923	488,000
Enact Holdings, Inc.	11,536	396,607
		2,054,994
Electric — 7.1%
Clearway Energy, Inc. - Class A	7,886	208,664
CMS Energy Corp.	39,620	2,894,241
Consolidated Edison, Inc.	15,021	1,524,932
Evergy, Inc.	13,405	923,739
National Grid PLC - ADR	18,195	1,130,455
OGE Energy Corp.	22,541	1,043,197
		7,725,228
Electronics — 0.6%
Amphenol Corp. - Class A	10,330	687,978
Environmental Control — 3.6%
Republic Services, Inc.	6,057	1,435,630
Waste Management, Inc.	10,880	2,532,647
		3,968,277
Food — 6.0%
Campbell Soup Co.	5,545	222,133
Flowers Foods, Inc.	50,267	942,004
Ingredion, Inc.	1,590	207,670
Kroger Co., (The)	52,948	3,432,089
Tyson Foods, Inc. - Class A	27,741	1,701,633
		6,505,529
Forest Products & Paper — 0.2%
UPM-Kymmene Oyj - ADR	7,115	207,473
Gas — 1.9%
National Fuel Gas Co.	17,744	1,334,349
New Jersey Resources Corp.	16,156	781,627
		2,115,976
Healthcare-Services — 0.8%
Ensign Group, Inc.	1,574	203,282
HCA Healthcare, Inc.	823	252,085
Universal Health Services, Inc. - Class B	2,607	456,877
		912,244
Household Products/Wares — 1.2%
Kimberly-Clark Corp.	6,911	981,431
Reynolds Consumer Products, Inc.	11,043	270,333
		1,251,764

The accompanying notes are an integral part of the financial statements.
4

SGI GLOBAL EQUITY FUND

Portfolio of Investments (continued)

February 28, 2025 (Unaudited)

	Shares	Value
Insurance — 4.9%
Allstate Corp., (The)	2,910	$579,526
Berkshire Hathaway, Inc. - Class B (a)	3,482	1,789,156
Fairfax Financial Holdings Ltd.	749	1,077,273
Manulife Financial Corp.	19,078	594,470
Ping An Insurance Group Co. of China Ltd. - ADR	27,536	327,128
Progressive Corp.	3,423	965,286
		5,332,839
Internet — 6.3%
Alibaba Group Holding Ltd. - ADR	5,375	712,241
Alphabet, Inc. - Class C	17,677	3,044,333
GoDaddy, Inc. - Class A (a)	1,558	279,661
JD.com, Inc. - ADR	35,300	1,479,070
VeriSign, Inc. (a)	2,343	557,353
Vipshop Holdings Ltd. - ADR	48,679	765,234
		6,837,892
Media — 0.2%
New York Times Co. - Class A	3,943	189,619
Mining — 0.9%
Agnico Eagle Mines Ltd.	4,928	474,468
Rio Tinto PLC - ADR	7,385	447,235
		921,703
Oil & Gas — 1.3%
Cenovus Energy, Inc.	33,241	460,055
ConocoPhillips	4,482	444,390
Inpex Corp. - ADR	16,104	204,038
Suncor Energy, Inc.	7,899	302,374
		1,410,857
Packaging & Containers — 0.7%
Packaging Corp. of America	3,491	743,897
Pharmaceuticals — 13.3%
BellRing Brands, Inc. (a)	7,253	531,500
Cardinal Health, Inc.	4,016	519,992
Cencora, Inc.	895	226,918
Dr Reddy’s Laboratories Ltd. - ADR	137,550	1,757,889
Eli Lilly & Co.	530	487,934
McKesson Corp.	5,405	3,460,605
Merck & Co., Inc.	24,191	2,231,620
Neurocrine Biosciences, Inc. (a)	1,427	169,413
Novartis AG - ADR	10,453	1,139,900
Novo Nordisk AS - ADR	8,265	749,222
Takeda Pharmaceutical Co., Ltd. - ADR	227,083	3,272,266
		14,547,259
Pipelines — 1.8%
Cheniere Energy, Inc.	5,281	$1,207,025
Targa Resources Corp.	3,330	671,728
Williams Cos., Inc.	1,875	109,087
		1,987,840
Private Equity — 0.5%
3i Group PLC - ADR	20,923	525,586
REITS — 0.6%
Welltower, Inc.	4,540	696,935
Retail — 0.7%
Wal-Mart Stores, Inc.	7,888	777,836
Semiconductors — 3.5%
Marvell Technology, Inc.	5,727	525,853
QUALCOMM, Inc.	10,322	1,622,309
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9,056	1,634,880
		3,783,042
Software — 4.4%
Electronic Arts, Inc.	6,005	775,366
Microsoft Corp.	6,247	2,479,996
SAP SE - ADR	5,667	1,558,425
		4,813,787
Telecommunications — 7.8%
Arista Networks, Inc. (a)	6,603	614,409
AT&T, Inc.	33,717	924,183
KDDI Corp. - ADR	23,408	381,316
Motorola Solutions, Inc.	3,055	1,344,872
Nice Ltd. - ADR (a)	4,410	613,784
Nippon Telegraph & Telephone Corp. - ADR	21,430	518,606
Telefonica Brasil SA - ADR	133,059	1,087,092
Telkom Indonesia Persero Tbk PT - ADR	23,182	336,603
TIM SA - ADR	47,011	649,692
T-Mobile US, Inc.	7,461	2,012,157
		8,482,714

The accompanying notes are an integral part of the financial statements.
5

SGI GLOBAL EQUITY FUND

Portfolio of Investments (Concluded)

February 28, 2025 (Unaudited)

	Shares	Value
Transportation — 1.0%
Canadian National Railway Co.	5,202	$527,275
Union Pacific Corp.	2,473	610,064
		1,137,339
TOTAL COMMON STOCKS (Cost $102,972,565)		108,159,865
TOTAL INVESTMENTS — 99.2% (Cost $102,972,565)		108,159,865
Other Assets in Excess of Liabilities — 0.8%		847,222
TOTAL NET ASSETS — 100.0%		$109,007,087

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
6

SGI GLOBAL EQUITY FUND

Allocation of Portfolio Holdings by Country

as of February 28, 2025 (UNAUDITED)

COUNTRY	Value	% of Net Assets
United States	$68,554,876	62.8%
India	7,022,364	6.5
Japan	6,951,834	6.4
China	5,294,638	4.9
Switzerland	3,871,907	3.5
Canada	3,860,757	3.7
United Kingdom	2,469,292	2.2
Brazil	1,736,784	1.6
Taiwan	1,634,880	1.5
Germany	1,558,425	1.4
Mexico	993,911	0.9
Singapore	880,954	0.8
Denmark	749,222	0.7
Ireland	679,223	0.6
Israel	613,784	0.6
Puerto Rico	593,843	0.5
Indonesia	485,699	0.4
Finland	207,473	0.2
Other Assets in Excess of Other Assets	847,221	0.8
	$109,007,087	100.0%

The accompanying notes are an integral part of the financial statements.
7

SGI PRUDENT GROWTH FUND

Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 51.6%
iShares 7-10 Year Treasury Bond ETF	6,400	$610,048
iShares Core U.S. Aggregate Bond ETF	46,330	4,598,252
iShares iBoxx $ High Yield Corporate Bond ETF	7,430	595,366
SGI Dynamic Tactical ETF (a)	68,340	1,939,489
SGI Enhanced Core ETF (a)	227,650	5,836,946
SGI Enhanced Global Income ETF (a)	145,420	3,979,186
SGI U.S. Large Cap Core ETF (a)	46,030	1,523,653
SPDR Blackstone Senior Loan ETF	18,400	767,280
SPDR Bloomberg Emerging Markets Local Bond ETF	29,640	594,282
TOTAL EXCHANGE TRADED FUNDS (Cost $19,557,851)		20,444,502

OPEN-END FUNDS — 47.5%
SGI Global Equity Fund - Class I (a)	131,987	$4,289,577
SGI Small Cap Core Fund - Class I (a)	103,503	3,125,777
SGI U.S. Large Cap Equity Fund - Class I (a)(b)	630,583	11,426,158
TOTAL OPEN-END FUNDS (Cost $18,651,517)		18,841,512
TOTAL INVESTMENTS — 99.1% (Cost $38,209,368)		39,286,014
Other Assets in Excess of Liabilities — 0.9%		346,084
TOTAL NET ASSETS — 100.0%		$39,632,098

Percentages are stated as a percent of net assets.

ETF- Exchange-Traded Fund

(a)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
8

SGI PEAK GROWTH FUND

Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 89.1%
iShares S&P 500 Value ETF	11,100	$2,188,920
Schwab US Dividend Equity ETF	76,190	2,174,463
SGI Dynamic Tactical ETF (a)	140,050	3,974,619
SGI Enhanced Core ETF (a)	16,220	415,881
SGI Enhanced Global Income ETF (a)	239,310	6,548,335
SGI Enhanced Nasdaq-100 ETF (a)	310,200	8,379,681
SGI U.S. Large Cap Core ETF (a)	252,388	8,354,370
Vanguard Growth ETF	14,070	5,708,621
TOTAL EXCHANGE TRADED FUNDS (Cost $36,409,889)		37,744,890

OPEN-END FUNDS — 9.5%
SGI Small Cap Core Fund - Class I (a)	134,080	4,049,212
TOTAL OPEN-END FUNDS (Cost $3,526,154)		4,049,212
TOTAL INVESTMENTS — 98.6% (Cost $39,936,043)		41,794,102
Other Assets in Excess of Liabilities — 1.4%		576,755
TOTAL NET ASSETS — 100.0%		$42,370,857

Percentages are stated as a percent of net assets.

ETF- Exchange-Traded Fund

(a)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

The accompanying notes are an integral part of the financial statements.
9

SGI SMALL CAP CORE FUND

Portfolio of Investments

February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6%
Airlines — 0.8%
SkyWest, Inc. (a)	9,690	$958,438
Apparel — 0.7%
Kontoor Brands, Inc.	8,416	547,377
Rocky Brands, Inc.	10,506	213,692
		761,069
Banks — 11.6%
Banco Latinoamericano de Comercio Exterior SA	19,805	839,138
Bank of NT Butterfield & Son Ltd.	13,822	536,294
Business First Bancshares, Inc.	15,495	411,082
Carter Bankshares, Inc. (a)	3,578	62,042
Civista Bancshares, Inc.	12,672	261,170
CNB Financial Corp.	9,761	243,537
Community Trust Bancorp, Inc.	4,605	251,387
FB Financial Corp.	18,471	933,155
First BanCorp	30,478	593,407
First Business Financial Services, Inc.	3,858	205,014
Hancock Whitney Corp.	19,263	1,100,495
Hanmi Financial Corp.	25,628	615,328
Horizon Bancorp, Inc.	3,567	60,782
International Bancshares Corp.	5,195	348,065
Northeast Bank	8,374	840,917
OFG Bancorp	29,700	1,261,953
Popular, Inc.	12,445	1,249,851
QCR Holdings, Inc.	5,700	429,381
Republic Bancorp, Inc. - Class A	973	65,999
South Plains Financial, Inc.	7,035	247,913
Synovus Financial Corp.	23,843	1,236,975
Texas Capital Bancshares, Inc. (a)	12,979	1,027,418
Third Coast Bancshares, Inc. (a)	6,512	233,260
Veritex Holdings, Inc.	9,386	247,227
		13,301,790
Beverages — 1.1%
Coca Cola Bottling Co.	907	1,285,328
Biotechnology — 5.0%
ACADIA Pharmaceuticals, Inc. (a)	46,503	911,459
ADMA Biologics, Inc. (a)	44,568	730,469
ANI Pharmaceuticals, Inc. (a)	18,857	1,167,060
Cytek Biosciences, Inc. (a)	54,873	246,380
Krystal Biotech, Inc. (a)	4,775	855,919
Ligand Pharmaceuticals, Inc. (a)	10,630	1,299,305
Vericel Corp. (a)	11,663	598,195
		5,808,787
Building Materials — 5.0%
Apogee Enterprises, Inc.	7,545	$361,707
Boise Cascade Co.	9,062	939,367
Griffon Corp.	11,619	840,518
Louisiana-Pacific Corp.	12,004	1,196,439
LSI Industries, Inc.	27,001	499,249
Masterbrand, Inc. (a)	53,774	752,298
UFP Industries, Inc.	10,883	1,164,481
		5,754,059
Chemicals — 2.0%
AZZ, Inc.	14,065	1,351,787
Perimeter Solutions, Inc. (a)	78,523	830,773
Rayonier Advanced Materials, Inc. (a)	14,228	109,556
		2,292,116
Commercial Services — 7.1%
Adtalem Global Education, Inc. (a)	12,551	1,284,093
Brink’s Co.	3,250	305,630
CPI Card Group, Inc. (a)	3,981	133,204
Euronet Worldwide, Inc. (a)	8,855	907,283
Graham Holdings Co. - Class B	1,405	1,382,197
Grand Canyon Education, Inc. (a)	3,756	675,404
Heidrick & Struggles International Inc.	8,185	335,503
Herc Holdings, Inc.	5,613	805,353
Korn/Ferry International	18,313	1,202,249
Udemy, Inc. (a)	56,205	541,816
Willdan Group, Inc. (a)	19,530	638,631
		8,211,363
Computers — 2.2%
NetScout Systems, Inc. (a)	32,524	731,465
OneSpan, Inc.	3,505	56,220
Tenable Holdings, Inc. (a)	22,932	874,626
Unisys Corp. (a)	59,978	258,505
Varonis Systems, Inc. (a)	13,906	597,541
		2,518,357
Cosmetics/Personal Care — 0.3%
Honest Co., Inc. (a)	62,745	338,823
Distribution/Wholesale — 0.1%
Rush Enterprises, Inc. - Class B	2,332	132,784
Diversified Financial Services — 1.1%
Enova International, Inc. (a)	12,050	1,245,247
Electric — 0.8%
Black Hills Corp.	14,878	910,236
Electronics — 0.6%
Badger Meter, Inc.	2,825	594,182
Benchmark Electronics, Inc.	1,308	52,268
FARO Technologies, Inc. (a)	2,278	72,805
		719,255

The accompanying notes are an integral part of the financial statements.
10

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONtinued)

February 28, 2025 (Unaudited)

	Shares	Value
Engineering & Construction — 1.9%
EMCOR Group, Inc.	2,544	$1,040,267
Frontdoor, Inc. (a)	26,048	1,184,663
		2,224,930
Food — 0.9%
Cal-Maine Foods, Inc.	7,284	658,401
Ingles Markets, Inc. - Class A	5,857	359,854
Village Super Market, Inc. - Class A	1,966	61,929
		1,080,184
Forest Products & Paper — 0.8%
Sylvamo Corp.	12,367	879,294
Gas — 2.3%
National Fuel Gas Co.	21,261	1,598,827
New Jersey Resources Corp.	9,342	451,966
Southwest Gas Holdings, Inc.	8,464	635,223
		2,686,016
Healthcare-Products — 2.7%
BioLife Solutions, Inc. (a)	5,497	131,928
Bioventus, Inc. - Class A (a)	53,371	541,182
Castle Biosciences, Inc. (a)	35,067	760,252
InfuSystem Holdings, Inc. (a)	10,033	80,063
Inogen, Inc. (a)	345	2,874
iRadimed Corp.	7,121	383,893
RxSight, Inc. (a)	27,316	774,682
UFP Technologies, Inc. (a)	993	225,997
Utah Medical Products, Inc.	2,628	156,655
		3,057,526
Healthcare-Services — 1.4%
Aveanna Healthcare Holdings, Inc. (a)	22,161	94,406
National HealthCare Corp.	10,745	1,001,111
Pennant Group, Inc. (a)	11,427	260,193
Viemed Healthcare, Inc. (a)	29,862	234,118
		1,589,828
Home Builders — 1.9%
Cavco Industries, Inc. (a)	520	272,756
Century Communities, Inc.	816	56,655
Forestar Group, Inc. (a)	32,568	718,124
Meritage Homes Corp.	3,200	231,904
Tri Pointe Homes, Inc. (a)	28,874	914,151
		2,193,590
Home Furnishings — 0.2%
Daktronics, Inc. (a)	14,922	227,710
Insurance — 5.4%
Axis Capital Holdings Ltd.	10,057	974,322
Essent Group Ltd.	22,483	1,295,471
Jackson Financial, Inc. - Class A	13,597	1,245,893
NMI Holdings, Inc. - Class A (a)	39,405	1,435,918
Insurance — 5.4% (continued)
Skyward Specialty Insurance Group, Inc. (a)	25,017	$1,301,384
		6,252,988
Internet — 2.5%
AudioEye, Inc. (a)	4,811	62,591
Cargurus, Inc. (a)	32,735	1,053,740
Q2 Holdings, Inc. (a)	9,644	842,596
QuinStreet, Inc. (a)	26,678	522,355
Zillow Group, Inc. - Class A (a)	5,026	373,884
		2,855,166
Iron/Steel — 0.6%
Carpenter Technology Corp.	3,061	633,841
Leisure Time — 0.8%
Life Time Group Holdings, Inc. (a)	21,272	647,945
Lindblad Expeditions Holdings, Inc. (a)	24,480	273,442
		921,387
Lodging — 1.1%
Travel + Leisure Co.	23,578	1,316,124
Machinery-Diversified — 2.1%
Albany International Corp. - Class A	5,110	391,273
Gorman-Rupp Co.	11,831	451,234
Ichor Holdings Ltd. (a)	6,943	203,360
Mueller Water Products, Inc. - Class A	54,013	1,391,375
		2,437,242
Media — 0.6%
TEGNA, Inc.	36,622	666,520
Metal Fabricate/Hardware — 2.5%
Mueller Industries, Inc.	12,629	1,012,593
Northwest Pipe Co. (a)	7,494	330,261
Proto Labs, Inc. (a)	7,971	317,884
Valmont Industries, Inc.	3,544	1,234,623
		2,895,361
Mining — 0.4%
Caledonia Mining Corp. PLC	15,477	155,854
Coeur Mining, Inc. (a)	37,881	195,087
Constellium SE (a)	13,895	158,125
		509,066
Miscellaneous Manufacturing — 0.2%
Federal Signal Corp.	2,735	222,301
Office Furnishings — 0.8%
HNI Corp.	4,197	195,538
Interface, Inc.	33,214	671,919
Virco Mfg. Corp.	4,052	41,655
		909,112

The accompanying notes are an integral part of the financial statements.
11

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONtinued)

February 28, 2025 (Unaudited)

	Shares	Value
Oil & Gas — 1.9%
California Resources Corp.	7,869	$351,115
Riley Exploration Permian, Inc.	14,160	446,890
Sitio Royalties Corp. - Class A	12,487	249,740
SM Energy Co.	20,388	666,892
Viper Energy, Inc.	7,785	362,547
Weatherford International PLC	1,731	107,166
		2,184,350
Oil & Gas Services — 1.2%
Archrock, Inc.	46,946	1,273,175
Natural Gas Services Group, Inc. (a)	2,763	71,037
		1,344,212
Pharmaceuticals — 5.0%
BellRing Brands, Inc. (a)	17,635	1,292,293
Catalyst Pharmaceuticals Partners, Inc. (a)	67,179	1,537,727
Collegium Pharmaceutical, Inc. (a)	7,955	231,093
Harmony Biosciences Holdings, Inc. (a)	29,719	1,005,988
Nature’s Sunshine Products, Inc. (a)	4,616	67,255
Phibro Animal Health Corp. - Class A	26,668	606,431
Protagonist Therapeutics, Inc. (a)	24,066	904,641
USANA Health Sciences, Inc. (a)	3,409	100,872
		5,746,300
Pipelines — 0.3%
Excelerate Energy, Inc. - Class A	12,141	372,486
Real Estate — 1.3%
McGrath RentCorp	551	67,222
Newmark Group, Inc. - Class A	84,136	1,234,275
RMR Group, Inc. - Class A	8,973	163,488
		1,464,985
REITS — 3.6%
American Assets Trust, Inc.	24,078	540,792
Apple Hospitality REIT, Inc.	43,363	642,206
CareTrust REIT, Inc.	24,435	632,134
City Office REIT, Inc.	11,009	57,907
InvenTrust Properties Corp.	6,465	192,528
NexPoint Residential Trust, Inc.	13,289	565,447
Piedmont Office Realty Trust, Inc. - Class A	56,861	431,575
Ryman Hospitality Properties, Inc.	7,707	762,145
UMH Properties, Inc.	17,255	326,637
		4,151,371
Retail — 1.5%
Abercrombie & Fitch Co. - Class A (a)	3,637	$374,575
Bath & Body Works, Inc.	4,106	148,760
BlueLinx Holdings, Inc. (a)	6,815	540,907
Gap, Inc.	10,204	230,712
Genesco, Inc. (a)	9,625	351,986
J Jill, Inc.	4,763	112,883
		1,759,823
Savings & Loans — 0.6%
Axos Financial, Inc. (a)	9,829	656,577
FS Bancorp, Inc.	1,407	55,450
		712,027
Semiconductors — 2.7%
Ambarella, Inc. (a)	11,537	708,718
Cirrus Logic, Inc. (a)	10,166	1,059,399
MKS Instruments, Inc.	11,325	1,039,862
Photronics, Inc. (a)	2,443	50,912
Rambus, Inc. (a)	5,005	279,729
		3,138,620
Software — 6.8%
ACI Worldwide, Inc. (a)	16,509	946,791
Adeia, Inc.	49,677	780,922
Alkami Technology, Inc. (a)	17,893	551,820
Appfolio, Inc. - Class A (a)	1,652	354,354
Appian Corp. - Class A (a)	7,617	247,324
BigCommerce Holdings, Inc. (a)	17,062	120,799
Blend Labs, Inc. - Class A (a)	122,916	384,727
Climb Global Solutions, Inc.	1,601	196,267
CommVault Systems, Inc. (a)	7,398	1,261,803
Gitlab, Inc. - Class A (a)	3,480	209,531
Health Catalyst, Inc. (a)	26,739	124,871
RingCentral, Inc. - Class A (a)	27,126	771,735
SEMrush Holdings, Inc. - Class A (a)	4,716	51,876
Talkspace, Inc. (a)	163,715	468,225
UiPath, Inc. - Class A (a)	24,624	302,875
Viant Technology, Inc. - Class A (a)	25,520	510,145
Yext, Inc. (a)	55,383	376,604
Zeta Global Holdings Corp. - Class A (a)	7,149	123,034
		7,783,703
Telecommunications — 0.6%
Credo Technology Group Holding Ltd. (a)	7,501	413,905
Telephone and Data Systems, Inc.	8,025	289,703
		703,608

The accompanying notes are an integral part of the financial statements.
12

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONcluded)

February 28, 2025 (Unaudited)

	Shares	Value
Transportation — 3.6%
Costamare, Inc.	24,445	$248,850
Kirby Corp. (a)	10,012	1,043,451
Matson, Inc.	9,278	1,336,681
Teekay Corp. Ltd.	111,325	728,066
Teekay Tankers Ltd.	20,643	779,067
		4,136,115
TOTAL COMMON STOCKS (Cost $110,510,330)		111,293,438
EXCHANGE TRADED FUNDS — 2.3%
Health Care Select Sector SPDR Fund	13,392	1,994,471
iShares Core S&P Small-Cap ETF	5,733	640,892
TOTAL EXCHANGE TRADED FUNDS (Cost $2,665,911)		2,635,363
TOTAL INVESTMENTS — 98.9% (Cost $113,176,241)		113,928,801
Other Assets in Excess of Liabilities — 1.1%		1,228,592
TOTAL NET ASSETS — 100.0%		$115,157,393

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
13

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
ASSETS
Investments, at fair value
Unaffiliated investments (cost $196,214,502 and $102,972,565, respectively)	$217,213,468	$108,159,865
Cash and cash equivalents	3,890,754	850,248
Receivables for:
Capital shares sold	566,465	123,286
Dividends	144,905	190,642
Prepaid and other expenses	64,133	22,705
Total assets	$221,879,725	$109,346,746

LIABILITIES
Payables for:
Advisory fees	$112,110	$42,350
Capital shares redeemed	36,380	217,350
Other accrued expenses and liabilities	113,104	79,959
Total liabilities	261,594	339,659
Net assets	$221,618,131	$109,007,087

NET ASSETS CONSIST OF:
Par value	$12,229	$3,354
Paid-in capital	187,690,517	99,980,942
Total distributable earnings/(loss)	33,915,385	9,022,791
Net assets	$221,618,131	$109,007,087

CLASS I SHARES:
Net assets applicable to Class I Shares	$203,795,085	$109,007,087
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	11,243,904	3,353,895
Net asset value, offering and redemption price per share	$18.12	$32.50

CLASS A Shares:
Net assets applicable to Class A Shares	$16,063,358	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	882,213
Net asset value, offering and redemption price per share	$18.21	—
Maximum offering price per share (100/94.75 of $18.21)	$19.22	—

CLASS C Shares:
Net assets applicable to Class C Shares	$1,759,688	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	102,799
Net asset value, offering and redemption price per share	$17.12	—

The accompanying notes are an integral part of the financial statements.
14

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Concluded)

February 28, 2025 (Unaudited)

	SGI prudent growth Fund	SGI PEAK GROWTH FUND	SGI SMALL CAP core FUND
ASSETS
Investments, at fair value
Unaffiliated investments (cost $7,020,987, $9,890,044, and $113,176,241, respectively)	$7,165,228	$10,072,004	$113,928,801
Affiliated investments (cost $31,188,381, $30,045,999, and $—, respectively) (Note 6)	32,120,786	31,722,099	—
Cash and cash equivalents	358,428	588,026	1,232,644
Receivables for:
Capital shares sold	29,005	40,304	136,398
Dividends and interest	2,147	2,624	75,805
Prepaid and other expenses	10,957	11,076	33,347
Total assets	$39,686,551	$42,436,133	$115,406,995

LIABILITIES
Payables for:
Advisory fees	$22,124	$20,816	$84,678
Capital shares redeemed	—	8,800	89,690
Other accrued expenses and liabilities	32,329	35,660	75,234
Total liabilities	54,453	65,276	249,602
Net assets	$39,632,098	$42,370,857	$115,157,393
NET ASSETS CONSIST OF:
Par value	$3,581	$3,654	$3,813
Paid-in capital	37,942,132	40,492,665	107,560,929
Total distributable earnings/(loss)	1,686,385	1,874,538	7,592,651
Net assets	$39,632,098	$42,370,857	$115,157,393
CLASS I SHARES:
Net assets applicable to Class I Shares	$39,632,098	$42,370,857	$115,157,393
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,580,927	3,654,403	3,813,344
Net asset value, offering and redemption price per share	$11.07	$11.59	$30.20

The accompanying notes are an integral part of the financial statements.
15

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE SIX MONTHS ENDED February 28, 2025 (Unaudited)

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
INVESTMENT INCOME
Dividends:
Dividends from unaffiliated investments	$1,643,707	$967,692 (1)
Interest	60,538	30,058
Total investment income	1,704,245	997,750

EXPENSES:
Advisory fees	804,149	366,704
Transfer agent fees	67,241	69,904
Administration and accounting fees	59,078	31,288
Legal fees	34,967	19,485
Officer fees	28,699	11,587
Registration and filing fees	26,826	12,722
Distribution fees - Class A Shares	21,373	—
Director fees	19,501	10,267
Printing and shareholder reporting fees	19,116	7,061
Audit and tax service fees	19,114	17,615
Distribution fees - Class C Shares	8,843	—
Custodian fees	—	2,313
Other expenses	16,045	8,442
Total expenses before waivers and/or reimbursements	1,124,952	557,388
Less: waivers and/or reimbursements net of amounts recouped	31,075	(117,342)
Net expenses after waivers and/or reimbursements net of amounts recouped	1,156,027	440,046
Net investment income/(loss)	548,218	557,704

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	16,955,791	7,054,907
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(11,519,339)	(7,670,098)
Net realized and unrealized gain/(loss) on investments	5,436,452	(615,191)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,984,670	$(57,487)

(1)	Net of foreign withholding taxes of $32,611 for SGI Global Equity Fund.

The accompanying notes are an integral part of the financial statements.
16

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE SIX MONTHS ENDED February 28, 2025 (Unaudited)

	SGI Prudent Growth Fund	SGI Peak Growth Fund	SGI Small Cap Core Fund
INVESTMENT INCOME
Dividends:
Dividends from unaffiliated investments	$128,201	$—	$978,210 (1)
Dividends from affiliated investments	268,059	334,377	—
Interest	11,061	11,261	33,108
Total investment income	407,321	345,638	1,011,318

EXPENSES:
Advisory fees	113,441	117,159	590,364
Transfer agent fees	14,428	16,946	69,975
Administration and accounting fees	12,936	13,202	36,260
Legal fees	5,506	5,991	15,256
Officer fees	2,473	2,400	13,750
Registration and filing fees	12,209	12,305	13,886
Director fees	2,357	2,384	10,811
Printing and shareholder reporting fees	1,197	1,215	7,084
Audit and tax service fees	17,207	17,207	16,437
Custodian fees	1,073	757	3,752
Other expenses	2,430	2,240	6,822
Total expenses before waivers and/or reimbursements	185,257	191,806	784,397
Less: waivers and/or reimbursements net of amounts recouped	(530)	(5,858)	(20,030)
Net expenses after waivers and/or reimbursements net of amounts recouped	184,727	185,948	764,367
Net investment income/(loss)	222,594	159,690	246,951

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	(58,183)	—	9,325,624
Affiliated investments	124,434	(454,833)	—
Distributions from affiliated investments	2,370,816	2,772,762	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(12,239)	181,960	(14,802,637)
Affiliated investments	(2,101,023)	(2,467,675)	—
Net realized and unrealized gain/(loss) on investments	323,805	32,214	(5,477,013)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$546,399	$191,904	$(5,230,062)

(1)	Net of foreign withholding taxes of $7,347 for SGI Small Cap Core Fund.

The accompanying notes are an integral part of the financial statements.
17

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$548,218	$1,769,482
Net realized gain/(loss) on investments
Unaffiliated investments	16,955,791	73,139,764
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(11,519,339)	(12,203,845)
Net increase/(decrease) in net assets resulting from operations	5,984,670	62,705,401

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings
Class I Shares	(39,868,894)	(14,011,048)
Class A Shares	(3,020,404)	(1,193,012)
Class C Shares	(334,919)	(86,619)
Total distributable earnings	(43,224,217)	(15,290,679)
Net decrease in net assets from dividends and distributions to shareholders	(43,224,217)	(15,290,679)

The accompanying notes are an integral part of the financial statements.
18

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	35,159,964	113,718,663
Reinvestment of distributions	39,704,204	13,978,703
Shares redeemed	(48,281,020)	(310,127,753)
Total from Class I Shares	26,583,148	(182,430,387)
Class A Shares
Proceeds from shares sold	95,356	610,987
Reinvestment of distributions	3,018,068	1,192,151
Shares redeemed	(4,031,747)	(17,914,478)
Total from Class A Shares	(918,323)	(16,111,340)
Class C Shares
Proceeds from shares sold	24,130	52,424
Reinvestment of distributions	334,919	86,007
Shares redeemed	(124,578)	(985,310)
Total from Class C Shares	234,471	(846,879)
Net increase/(decrease) in net assets from capital share transactions	25,899,296	(199,388,606)
Total increase/(decrease) in net assets	(11,340,251)	(151,973,884)

NET ASSETS:
Beginning of Period	232,958,382	384,932,266
End of Period	$221,618,131	$232,958,382

SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,792,866	5,823,434
Shares reinvested	2,264,929	766,779
Shares redeemed	(2,546,222)	(16,380,384)
Total from Class I Shares	1,511,573	(9,790,171)
Class A Shares
Shares sold	4,654	33,263
Shares reinvested	171,286	65,363
Shares redeemed	(194,046)	(933,980)
Total from Class A Shares	(18,106)	(835,354)
Class C Shares
Shares sold	1,259	2,891
Shares reinvested	20,188	4,965
Shares redeemed	(6,545)	(53,399)
Total from Class C Shares	14,902	(45,543)
Net increase/(decrease) in shares outstanding	1,508,369	(10,671,068)

The accompanying notes are an integral part of the financial statements.
19

SGI GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$557,704	$1,921,469
Net realized gain/(loss) on investments
Unaffiliated investments	7,054,907	17,759,717
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(7,670,098)	5,342,595
Net increase/(decrease) in net assets resulting from operations	(57,487)	25,023,781

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(20,438,366)	(2,003,073)
Net decrease in net assets from dividends and distributions to shareholders	(20,438,366)	(2,003,073)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	17,371,576	42,758,330
Reinvestment of distributions	20,397,349	2,000,278
Shares redeemed	(16,453,195)	(109,889,057)
Net increase/(decrease) in net assets from capital share transactions	21,315,730	(65,130,449)
Total increase/(decrease) in net assets	819,877	(42,109,741)

NET ASSETS:
Beginning of Period	108,187,210	150,296,951
End of Period	$109,007,087	$108,187,210

SHARES TRANSACTIONS:
Class I Shares
Shares sold	507,218	1,193,962
Shares reinvested	653,552	56,601
Shares redeemed	(487,218)	(2,976,690)
Net increase/(decrease) in shares outstanding	673,552	(1,726,127)

The accompanying notes are an integral part of the financial statements.
20

SGI PRUDENT GROWTH FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$222,594	$96,161
Net realized gain/(loss) on investments
Unaffiliated investments	(58,183)	(129,295)
Affiliated investments	124,434	753,939
Distributions from affiliated investments	2,370,816	138,238
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(12,239)	312,778
Affiliated investments	(2,101,023)	2,597,563
Net increase/(decrease) in net assets resulting from operations	546,399	3,769,384

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,383,823)	(114,358)
Net decrease in net assets from dividends and distributions to shareholders	(2,383,823)	(114,358)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	16,865,617	8,845,365
Reinvestment of distributions	2,383,823	114,358
Shares redeemed	(4,709,056)	(6,902,378)
Net increase/(decrease) in net assets from capital share transactions	14,540,384	2,057,345
Total increase/(decrease) in net assets	12,702,960	5,712,371

NET ASSETS:
Beginning of Period	26,929,138	21,216,767
End of Period	$39,632,098	$26,929,138

SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,509,997	813,262
Shares reinvested	220,724	10,579
Shares redeemed	(407,216)	(631,006)
Net increase/(decrease) in shares outstanding	1,323,505	192,835

The accompanying notes are an integral part of the financial statements.
21

SGI PEAK GROWTH FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$159,690	$(81,980)
Net realized gain/(loss) on investments
Unaffiliated investments	—	93,908
Affiliated investments	(454,833)	368,368
Distributions from affiliated investments	2,772,762	178,437
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	181,960	(8,583)
Affiliated investments	(2,467,675)	3,709,763
Net increase/(decrease) in net assets resulting from operations	191,904	4,259,913

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,367,594)	(131,475)
Net decrease in net assets from dividends and distributions to shareholders	(2,367,594)	(131,475)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	16,232,318	8,526,607
Reinvestment of distributions	2,367,594	131,475
Shares redeemed	(2,060,548)	(4,333,988)
Net increase/(decrease) in net assets from capital share transactions	16,539,364	4,324,094
Total increase/(decrease) in net assets	14,363,674	8,452,532

NET ASSETS:
Beginning of Period	28,007,183	19,554,651
End of Period	$42,370,857	$28,007,183

SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,390,223	752,701
Shares reinvested	207,866	11,676
Shares redeemed	(169,540)	(380,709)
Net increase/(decrease) in shares outstanding	1,428,549	383,668

The accompanying notes are an integral part of the financial statements.
22

SGI SMALL CAP CORE FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$246,951	$505,302
Net realized gain/(loss) on investments
Unaffiliated investments	9,325,624	5,490,049
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(14,802,637)	13,527,450
Net increase/(decrease) in net assets resulting from operations	(5,230,062)	19,522,801

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,591,942)	—
Net decrease in net assets from dividends and distributions to shareholders	(2,591,942)	—

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	12,246,987	61,310,708
Reinvestment of distributions	2,565,364	—
Shares redeemed	(16,553,097)	(59,615,025)
Net increase/(decrease) in net assets from capital share transactions	(1,740,746)	1,695,683
Total increase/(decrease) in net assets	(9,562,750)	21,218,484

NET ASSETS:
Beginning of Period	124,720,143	103,501,659
End of Period	$115,157,393	$124,720,143

SHARES TRANSACTIONS:
Class I Shares
Shares sold	383,516	2,139,509
Shares reinvested	83,372	—
Shares redeemed	(517,360)	(2,038,827)
Net increase/(decrease) in shares outstanding	(50,472)	100,682

The accompanying notes are an integral part of the financial statements.
23

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$21.74		$18.00	$17.85	$23.21	$19.55	$18.24
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.05		0.13	0.18	0.17	0.03	0.14
Net realized and unrealized gain/(loss) on investments (2)	0.38		4.47	0.88	(2.27)	3.76	1.66
Net increase/(decrease) in net assets resulting from operations	0.43		4.60	1.06	(2.10)	3.79	1.80
Dividends and distributions to shareholders from:
Net investment income	(0.11)		(0.17)	(0.20)	(0.04)	(0.08)	(0.18)
Net realized capital gain	(3.94)		(0.69)	(0.71)	(3.22)	(0.05)	(0.31)
Total dividends and distributions to shareholders	(4.05)		(0.86)	(0.91)	(3.26)	(0.13)	(0.49)
Net Asset Value, end of Period	$18.12		$21.74	$18.00	$17.85	$23.21	$19.55
Total investment return/(loss) (3)	2.57	%(4)	26.51%	6.02%	(10.71)%	19.46%	10.10%

Supplemental Data:
Net assets, end of period (000’s omitted)	$203,795		$211,534	$351,360	$391,548	$506,159	$556,511
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	0.98	%(5)	0.98%	0.98%	0.92%	0.87%	0.85%
Ratio of expenses to average net assets without waivers and reimbursements	0.95	%(5)	1.00%	0.97%	0.96%	0.87%	0.85%
Ratio of net investment income/(loss) to average net assets	0.50	%(5)	0.68%	0.99%	0.85%	0.15%	0.76%
Portfolio turnover rate(6)	63	%(4)	194%	88%	133%	91%	129%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
24

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class a Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$21.77		$18.02	$17.88	$23.25	$19.59	$18.29
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.03		0.08	0.13	0.12	(0.02)	0.08
Net realized and unrealized gain/(loss) on investments (2)	0.39		4.48	0.87	(2.27)	3.77	1.67
Net increase/(decrease) in net assets resulting from operations	0.42		4.56	1.00	(2.15)	3.75	1.75
Dividends and distributions to shareholders from:
Net investment income	(0.04)		(0.12)	(0.15)	—	(0.04)	(0.14)
Net realized capital gain	(3.94)		(0.69)	(0.71)	(3.22)	(0.05)	(0.31)
Total dividends and distributions to shareholders	(3.98)		(0.81)	(0.86)	(3.22)	(0.09)	(0.45)
Net Asset Value, end of Period	$18.21		$21.77	$18.02	$17.88	$23.25	$19.59
Total investment return/(loss) (3)	2.51	%(4)	26.19%	5.69%	(10.89)%	19.20%	9.78%

Supplemental Data:
Net assets, end of period (000’s omitted)	$16,063		$19,601	$31,276	$28,285	$29,423	$23,424
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(5)	1.22%	1.23%	1.17%	1.12%	1.10%
Ratio of expenses to average net assets without waivers and reimbursements	1.20	%(5)	1.25%	1.22%	1.21%	1.12%	1.10%
Ratio of net investment income/(loss) to average net assets	0.25	%(5)	0.40%	0.74%	0.64%	(0.09)%	0.47%
Portfolio turnover rate(6)	63	%(4)	194%	88%	133%	91%	129%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
25

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class c Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$20.74		$17.22	$17.12	$22.54	$19.11	$17.79
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	(0.05)		(0.06)	—	(0.03)	(0.17)	(0.05)
Net realized and unrealized gain/(loss) on investments (2)	0.37		4.27	0.83	(2.17)	3.65	1.71
Net increase/(decrease) in net assets resulting from operations	0.32		4.21	0.83	(2.20)	3.48	1.66
Dividends and distributions to shareholders from:
Net investment income	—		—	(0.02)	—	0.00	(0.03)
Net realized capital gain	(3.94)		(0.69)	(0.71)	(3.22)	(0.05)	(0.31)
Total dividends and distributions to shareholders	(3.94)		(0.69)	(0.73)	(3.22)	(0.05)	(0.34)
Net Asset Value, end of Period	$17.12		$20.74	$17.22	$17.12	$22.54	$19.11
Total investment return/(loss) (3)	2.13	%(4)	25.23%	4.93%	(11.54)%	18.25%	9.47%

Supplemental Data:
Net assets, end of period (000’s omitted)	$1,760		$1,823	$2,297	$2,546	$2,917	$2,915
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.98	%(5)	1.97%	1.98%	1.92%	1.87%	1.85%
Ratio of expenses to average net assets without waivers and reimbursements	1.95	%(5)	2.00%	1.97%	1.96%	1.87%	1.85%
Ratio of net investment income/(loss) to average net assets	(0.50	)%(5)	(0.35)%	(0.01)%	(0.15)%	(0.84)%	(0.26)%
Portfolio turnover rate(6)	63	%(4)	194%	88%	133%	91%	129%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
26

SGI GLOBAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$40.36		$34.11	$33.16	$38.33	$32.93	$32.62
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.19		0.52	0.45	0.45	0.38	0.41
Net realized and unrealized gain/(loss) on Investments (2)	(0.47)		6.18	1.62	(3.77)	5.24	1.06
Net increase/(decrease) in net assets resulting from operations	(0.28)		6.70	2.07	(3.32)	5.62	1.47
Dividends and distributions to shareholders from:
Net investment income	(0.65)		(0.45)	(0.31)	(0.58)	(0.22)	(0.85)
Net realized capital gain	(6.93)		—	(0.81)	(1.27)	—	(0.31)
Total dividends and distributions to shareholders	(7.58)		(0.45)	(1.12)	(1.85)	(0.22)	(1.16)
Net Asset Value, end of period	$32.50		$40.36	$34.11	$33.16	$38.33	$32.93
Total investment return/(loss) (3)	0.10	%(4)	19.84%	6.39%	(9.20)%	17.15%	4.53%

Supplemental Data:
Net assets, end of period (000’s omitted)	$109,007		$108,187	$150,297	$118,260	$112,035	$58,262
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(5)	0.84%	0.84%	0.84%	0.97%	0.84%
Ratio of expenses to average net assets without waivers and reimbursements	1.06	%(5)	1.05%	1.00%	1.01%	1.10%	0.98%
Ratio of net investment income/(loss) to average net assets	1.06	%(5)	1.45%	1.37%	1.24%	1.26%	1.32%
Portfolio turnover rate(6)	82	%(4)	102%	96%	87%	88%	122%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
27

SGI PRUDENT GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	FOR THE PERIOD ENDED AUGUST 31, 2020(1)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.93		$10.28	$9.80	$11.69	$10.60	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss) (2)	0.70		0.06	0.03	0.02	(0.07)	(0.03)
Net realized and unrealized gain/(loss) on Investments (3)	(0.59)		1.64	0.46	(1.26)	1.16	0.63
Net increase/(decrease) in net assets resulting from operations	0.11		1.70	0.49	(1.24)	1.09	0.60
Dividends and distributions to shareholders from:
Net investment income	(0.75)		(0.05)	(0.01)	(0.40)	— (4)	—
Net realized capital gain	(0.22)		—	—	(0.25)	— (4)	—
Total dividends and distributions to shareholders	(0.97)		(0.05)	(0.01)	(0.65)	—	—
Net Asset Value, end of period	$11.07		$11.93	$10.28	$9.80	$11.69	$10.60
Total investment return/(loss) (5)	1.12	%(8)	16.62%	5.04%	(11.26)%	10.34%	6.00	%(8)

Supplemental Data:
Net assets, end of period (000’s omitted)	$39,632		$26,929	$21,217	$15,527	$10,807	$6,408
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.22	%(6)(7)	1.31%	1.47%	1.70%	1.70%	1.70	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.22	%(6)(7)	1.31%	1.37%	1.61%	1.75%	3.97	%(6)
Ratio of net investment income/(loss) to average net assets	12.16	%(6)	0.52%	0.26%	0.23%	(0.67)%	(1.08	)%(6)
Portfolio turnover rate(9)	22	%(8)	61%	61%	67%	170%	6	%(8)

(1)	The Fund commenced investment operations on June 8, 2020.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Amount represents less than $0.005 per share.
(5)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Annualized.
(7)

Beginning on December 31, 2024, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

(8)	Not Annualized.
(9)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
28

SGI PEAK GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	FOR THE PERIOD ENDED AUGUST 31, 2020(1)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.58		$10.61	$9.99	$12.63	$10.94	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss) (2)	0.75		(0.03)	(0.06)	(0.03)	(0.14)	(0.04)
Net realized and unrealized gain/(loss) on Investments (3)	(0.83)		2.07	0.68	(1.27)	1.83	0.98
Net increase/(decrease) in net assets resulting from operations	(0.08)		2.04	0.62	(1.30)	1.69	0.94
Dividends and distributions to shareholders from:
Net investment income	(0.85)		(0.01)	— (4)	(0.75)	—	—
Net realized capital gain	(0.06)		(0.06)	—	(0.59)	—	—
Total dividends and distributions to shareholders	(0.91)		(0.07)	—	(1.34)	—	—
Net Asset Value, end of period	$11.59		$12.58	$10.61	$9.99	$12.63	$10.94
Total investment return/(loss) (5)	0.26	%(6)	19.25%	6.22%	(11.64)%	15.45%	9.40	%(6)

Supplemental Data:
Net assets, end of period (000’s omitted)	$42,371		$28,007	$19,555	$12,988	$10,940	$7,327
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.19	%(7)(8)	1.30%	1.53%	1.70%	1.70%	1.70	%(8)
Ratio of expenses to average net assets without waivers and reimbursements	1.23	%(7)(8)	1.30%	1.48%	1.58%	1.74%	3.52	%(8)
Ratio of net investment income/(loss) to average net assets	12.35	%(8)	(0.26)%	(0.55)%	(0.29)%	(1.17)%	(1.58	)%(8)
Portfolio turnover rate(9)	43	%(6)	44%	26%	88%	178%	5	%(6)

(1)	The Fund commenced investment operations on June 8, 2020.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Amount represents less than $0.005 per share.
(5)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Not annualized.
(7)

Beginning on December 31, 2024, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

(8)	Annualized.
(9)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
29

SGI SMALL CAP CORE FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITEd)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021(1)	FOR THE YEAR ENDED AUGUST 31, 2020
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$32.28		$27.50	$25.53	$38.64	$28.16	$25.67
Income/(Loss) from Investment Operations:
Net investment income/(loss) (2)	0.06		0.12	0.06	(0.10)	(0.15)	(0.10)
Net realized and unrealized gain/(loss) on Investments (3)	(1.47)		4.66	2.06	(2.97)	12.33	2.68
Net increase/(decrease) in net assets resulting from operations	(1.41)		4.78	2.12	(3.07)	12.18	2.58
Dividends and distributions to shareholders from:
Net investment income	(0.20)		—	—	—	(0.07)	—
Net realized capital gain	(0.47)		—	(0.15)	(10.04)	(1.63)	(0.09)
Total dividends and distributions to shareholders	(0.67)		—	(0.15)	(10.04)	(1.70)	(0.09)
Net Asset Value, end of period	$30.20		$32.28	$27.50	$25.53	$38.64	$28.16
Total investment return/(loss) (4)	(4.41	)%(6)	17.38%	8.37%	(9.93)%	44.61%	10.04%

Supplemental Data:
Net assets, end of period (000’s omitted)	$115,157		$124,720	$103,502	$89,836	$97,409	$57,109
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(7)	1.23%	1.23%	1.23%	1.07%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements (5)	1.26	%(7)	1.26%	1.25%	1.33%	1.12%	1.38%
Ratio of net investment income/(loss) to average net assets	0.40	%(7)	0.42%	0.24%	(0.34)%	(0.37)%	(0.38)%
Portfolio turnover rate (8)	95	%(6)	211%	197%	270%	314%	302%

(1)	Effective as of the close of business on March 15, 2021, the Adviser took over management of the SGI Small Cap Core Fund from its predecessor investment manager.
(2)	Calculated based on average shares outstanding for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	During the current fiscal period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not Annualized.
(7)	Annualized.
(8)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
30

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund (each, a “Fund” and collectively, the “Funds”). The SGI Small Cap Core Fund and the SGI U.S. Large Cap Equity Fund commenced investment operations on October 1, 1999 and February 29, 2012, respectively. The SGI Global Equity Fund commenced investment operations on April 1, 2009. The SGI Prudent Growth Fund and the SGI Peak Growth Fund commenced investment operations on June 8, 2020.

Effective as of the close of business on March 15, 2021, Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the SGI Small Cap Core Fund from its predecessor investment manager.

As of the end of the reporting period, the SGI U.S. Large Cap Equity Fund and the SGI Global Equity Fund offer three classes of shares: Class I Shares, Class A Shares and Class C Shares; the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund, all offer one class of shares; Class I Shares. As of the end of the reporting period, Class A Shares and Class C Shares of the SGI Global Equity Fund were not yet operational.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

The investment objective of each of the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund and the SGI Small Cap Core Fund is to seek long-term capital appreciation. The investment objective of the SGI Peak Growth Fund is to seek capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES – SGI Prudent Growth Fund and SGI Peak Growth Fund pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of underlying funds their performances are directly related to the ability of the underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the underlying funds in direct proportion to the amount of assets the Funds allocate to the underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds. Information about underlying funds in the underlying funds’ annual or semiannual report to shareholders, which can be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities

31

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
SGI U.S. Large Cap Equity Fund
Investments:
Common Stocks	$217,213,468	$—	$—	$217,213,468
Total Investments	$217,213,468	$—	$—	$217,213,468

SGI Global Equity Fund
Investments:
Common Stocks	$108,159,865	$—	$—	$108,159,865
Total Investments	$108,159,865	$—	$—	$108,159,865

32

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
SGI PRUDENT GROWTH Fund
Investments:
Exchange Traded Funds	$20,444,502	$—	$—	$20,444,502
Open-End Fund	18,841,512	—	—	18,841,512
Total Investments	$39,286,014	$—	$—	$39,286,014

SGI PEAK GROWTH FUND
Investments:
Exchange Traded Funds	$37,744,890	$—	$—	$37,744,890
Open-End Fund	4,049,212	—	—	4,049,212
Total Investments	$41,794,102	$—	$—	$41,794,102

SGI SMALL CAP core Fund
Investments:
Common Stocks	$111,293,438	$—	$—	$111,293,438
Exchange Traded Funds	2,635,363	—	—	2,635,363
Total Investments	$113,928,801	$—	$—	$113,928,801

Please refer to Portfolio of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based

33

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees*, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 for each Fund and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after a Fund’s respective contractual limitation expiration date.

*	Effective December 31, 2024 SGI Prudent Growth Fund and SGI Peak Growth Fund’s expense caps are now taking acquired fund fees into account.

FUND	ADVISORY FEE	EXPENSE CAPS
		CLASS I		CLASS A	CLASS C
SGI U.S. Large Cap Equity Fund	0.70%	0.98%		1.23%	1.98%
SGI Global Equity Fund	0.70	0.84		1.09	1.84
SGI Prudent Growth Fund	0.75	1.95	*	—	—
SGI Peak Growth Fund	0.75	1.95	*	—	—
SGI Small Cap Core Fund	0.95	1.23		—	—

*

Prior to December 31, 2024, the Adviser had contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses to 1.70% of the Fund’s average net assets attributable to Class I Shares.

34

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

If at any time a Fund’s total annual Fund operating expenses for a year are less than the relevant share class’ Expense Cap, the Adviser is entitled to recoup from the Fund the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

During the current fiscal period, investment advisory fees recoupments were as follows:

FUND	RECOUPMENTS
SGI U.S. Large Cap Equity Fund	$41,200
SGI Global Equity Fund	—
SGI Prudent Growth Fund	—
SGI Peak Growth Fund	—
SGI Small Cap Core Fund	8,630

As of the end of the reporting period, the Funds had amounts available for recoupment by the Adviser as follows:

	EXPIRATION
FUND	August 31, 2025	August 31, 2026	August 31, 2027	AUGUST 31, 2028	Total
SGI U.S. Large Cap Equity Fund	$—	$85,923	$88,693	$10,125	$184,741
SGI Global Equity Fund	209,841	210,693	280,270	117,342	818,146
SGI Prudent Growth Fund	—	—	—	530	530
SGI Peak Growth Fund	—	—	—	5,858	5,858
SGI Small Cap Core Fund	80,306	21,348	59,572	28,660	189,886

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average

35

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s 12b-1 Plan.

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Assistant Treasurer, Assistant Secretary, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Equity Fund	$143,544,507	$163,294,959
SGI Global Equity Fund	88,836,545	86,146,993
SGI Prudent Growth Fund	21,920,931	6,841,753
SGI Peak Growth Fund	30,418,609	13,717,481
SGI Small Cap Core Fund	117,075,240	120,240,855

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

36

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$199,541,743	$34,789,934	$(2,800,568)	$31,989,366
SGI Global Equity Fund	93,544,581	14,809,973	(2,269,049)	12,540,924
SGI Prudent Growth Fund	23,236,885	3,189,908	(172,947)	3,016,961
SGI Peak Growth Fund	24,123,868	4,143,776	(434,120)	3,709,656
SGI Small Cap Core Fund	107,242,820	17,091,856	(1,756,515)	15,335,341

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales and investments in passive foreign investment companies.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2024, primarily attributable to Net Operating Losses and Deemed Distributions due to Shareholder Redemptions, were reclassified among the following accounts:

FUND	Distributable Earnings/(loss)	Paid-in Capital
SGI U.S. Large Cap Equity Fund	$(34,860,265)	$34,860,265
SGI Global Equity Fund	—	—
SGI Prudent Growth Fund	76	(76)
SGI Peak Growth Fund	—	—
SGI Small Cap Core Fund	24,302	(24,302)

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Capital Loss Carry Forward	Qualified Late- Year Loss Deferral	Other Temporary Differences	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$30,480,926	$8,684,640	$—	$—	$—	$31,989,366
SGI Global Equity Fund	4,396,891	12,580,829	—	—	—	12,540,924
SGI Prudent Growth Fund	485,985	29,896	—	—	(9,033)	3,016,961
SGI Peak Growth Fund	100,150	251,652	—	—	(11,230)	3,709,656
SGI Small Cap Core Fund	529,604	—	(450,290)	—	—	15,335,341

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales and investments in passive foreign investment companies.

37

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was as follows:

FUND	Ordinary Income	Long-Term Gains	TOTAL
SGI U.S. Large Cap Equity Fund	$3,031,713	$12,258,966	$15,290,679
SGI Global Equity Fund	2,003,073	—	2,003,073
SGI Prudent Growth Fund	114,358	—	114,358
SGI Peak Growth Fund	14,474	117,001	131,475
SGI Small Cap Core Fund	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2024, the SGI Small Cap Core Fund had $450,290 of short-term loss carryovers. During the fiscal year, the SGI Prudent Growth Fund utilized $180,794 and the SGI Small Cap Core Fund utilized $5,472,890 of carry forward capital losses.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024.

FUND		Late-year ordinary loss deferral	post-october capital loss deferral
SGI U.S. Large Cap Equity Fund	2024	$—	$—
SGI Global Equity Fund	2024	—	—
SGI Prudent Growth Fund	2024	—	—
SGI Peak Growth Fund	2024	—	—
SGI Small Cap Core Fund	2024	—	—

38

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

6. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. The Funds are allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirement, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	August 31, 2024		Additions		Reductions
Issuer Name	Share Balance	Value	Share Balance	Value	Share Balance	Value
SGI Prudent Growth Fund
SGI Dynamic Tactical ETF	43,460	$1,326,834	25,910	$727,020	(1,030)	$(31,600)
SGI Enhanced Core ETF	88,610	2,286,138	142,340	3,656,842	(3,300)	(85,611)
SGI Enhanced Global Income ETF	90,340	2,414,788	59,230	1,554,779	(4,150)	(111,130)
SGI Global Equity Fund	59,562	2,403,963	74,469	2,419,093	(2,044)	(82,412)
SGI Small Cap Core Fund	67,104	2,166,132	42,895	1,330,998	(6,496)	(209,748)
SGI U.S. Large Cap Core ETF	68,160	2,401,618	38,900	1,288,142	(61,030)	(2,064,911)
SGI U.S. Large Cap Equity Fund	375,480	8,162,944	302,689	5,495,500	(47,586)	(952,005)
	792,716	$21,162,417	686,433	$16,472,374	(125,636)	$(3,537,417)

	August 31, 2024		Additions		Reductions
Issuer Name	Share Balance	Value	Share Balance	Value	Share Balance	Value
SGI Peak Growth Fund
SGI Dynamic Tactical ETF	89,110	$2,720,528	50,940	$1,429,891	—	$—
SGI Enhanced Core ETF	10,750	277,350	5,470	140,067	—	—
SGI Enhanced Global Income ETF	155,590	4,158,921	85,780	2,248,279	(2,060)	(54,588)
SGI Enhanced Nasdaq-100 ETF	—	—	310,200	8,333,701	—	—
SGI Global Equity Fund	97,995	3,955,071	32,765	1,084,869	(130,760)	(4,091,798)
SGI Small Cap Core Fund	150,204	4,848,588	14,561	445,893	(30,685)	(949,390)
SGI U.S. Large Cap Core ETF	102,610	3,615,463	151,248	4,959,480	(1,470)	(51,281)
SGI U.S. Large Cap Equity Fund	379,835	8,257,603	103,981	1,886,385	(483,816)	(8,570,425)
	986,094	$27,833,524	754,945	$20,528,565	(648,791)	$(13,717,482)

39

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 28, 2025 (Unaudited)

	February 28, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
SGI Prudent Growth Fund
SGI Dynamic Tactical ETF	$58,924	$77,247	$(82,888)	$123	68,340	$1,939,489	$1,798,558
SGI Enhanced Core ETF	67,406	60,484	(20,498)	75	227,650	5,836,946	5,796,397
SGI Enhanced Global Income ETF	25,552	30,093	119,558	1,190	145,420	3,979,186	3,766,752
SGI Global Equity Fund	42,729	452,758	2,566,636	879	131,987	4,289,577	1,175,158
SGI Small Cap Core Fund	13,513	32,558	(168,787)	7,182	103,503	3,125,777	2,876,390
SGI U.S. Large Cap Core ETF	18,475	182,945	(3,305,506)	185,729	46,030	1,523,653	4,193,740
SGI U.S. Large Cap Equity Fund	41,460	1,534,731	(1,209,538)	(70,745)	630,583	11,426,157	11,581,387
	$268,059	$2,370,816	$(2,101,023)	$124,433	1,353,513	$32,120,785	$31,188,382

SGI Peak Growth Fund
SGI Dynamic Tactical ETF	$119,572	$156,756	$(175,800)	$—	140,050	$3,974,619	$3,717,440
SGI Enhanced Core ETF	6,882	6,309	(1,535)	—	16,220	415,881	410,278
SGI Enhanced Global Income ETF	42,998	50,888	195,725	(2)	239,310	6,548,335	6,196,060
SGI Enhanced Nasdaq-100 ETF			45,980	—	310,200	8,379,681	8,333,701
SGI Global Equity Fund	67,925	719,733	(872,168)	(75,974)	—	—	—
SGI Small Cap Core Fund	29,403	70,840	(333,711)	37,831	134,080	4,049,212	3,526,153
SGI U.S. Large Cap Core ETF	27,070	268,064	(169,445)	154	252,388	8,354,371	7,862,367
SGI U.S. Large Cap Equity Fund	40,527	1,500,172	(1,156,721)	(416,842)	—	—	—
	$334,377	$2,772,762	$(2,467,675)	$(454,833)	1,092,248	$31,722,099	$30,045,999

40

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONCLUDED)

February 28, 2025 (Unaudited)

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

41

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited) (Concluded)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

42

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements
February 28, 2025
(Unaudited)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

US Treasury 3 Month Bill ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

SHORT-TERM INVESTMENTS — 100.0%
U.S. Treasury Bills — 100.0%
4.25%, 03/04/2025 (a)	$17,630,000	$17,627,912
4.25%, 05/29/2025 (a)	5,025,720,000	4,974,739,297
TOTAL SHORT-TERM INVESTMENTS (Cost $4,991,156,074)		4,992,367,209

TOTAL INVESTMENTS — 100.0% (Cost $4,991,156,074)		$4,992,367,209
Liabilities in Excess of Other Assets — (0.0)% (b)		(64,948)
TOTAL NET ASSETS — 100.0%		$4,992,302,261

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of February 28, 2025.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

1

US Treasury 6 Month Bill ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

SHORT-TERM INVESTMENTS — 100.0%
U.S. Treasury Bills — 100.0%
4.24%, 03/04/2025 (a)	$2,300,000	$2,299,727
4.26%, 08/28/2025 (a)	686,682,000	672,608,645
TOTAL SHORT-TERM INVESTMENTS (Cost $674,673,664)		674,908,372

TOTAL INVESTMENTS — 100.0% (Cost $674,673,664)		$674,908,372
Other Assets in Excess of Liabilities — 0.0% (b)		21,186
TOTAL NET ASSETS — 100.0%		$674,929,558

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of February 28, 2025.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

2

US Treasury 12 Month Bill ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

SHORT-TERM INVESTMENTS — 100.0%
U.S. Treasury Bills — 100.0%
4.21%, 02/19/2026 (a)	$289,765,000	$278,669,698
TOTAL SHORT-TERM INVESTMENTS (Cost $278,236,482)		278,669,698

TOTAL INVESTMENTS — 100.0% (Cost $278,236,482)		$278,669,698
Other Assets in Excess of Liabilities — 0.0% (b)		39,417
TOTAL NET ASSETS — 100.0%		$278,709,115

Percentages are stated as a percent of net assets.

(a)    The rate shown is the annualized effective yield as of February 28, 2025.

(b)    Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

3

US Treasury 2 Year Note ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

U.S. TREASURY SECURITIES — 99.7%
United States Treasury Note/Bond, 4.13%, 02/28/2027	$377,640,000	$378,576,725
TOTAL U.S. TREASURY SECURITIES (Cost $378,096,682)		378,576,725

SHORT-TERM INVESTMENTS — 0.3%
U.S. Treasury Bills — 0.3%
4.25%, 03/04/2025 (a)	1,300,000	$1,299,846
TOTAL SHORT-TERM INVESTMENTS (Cost $1,299,540)		1,299,846

TOTAL INVESTMENTS — 100.0% (Cost $379,396,221)		$379,876,571
Other Assets in Excess of Liabilities — 0.0% (b)		25,537
TOTAL NET ASSETS — 100.0%		$379,902,108

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of February 28, 2025.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

4

US Treasury 3 Year Note ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 4.25%, 02/15/2028	$8,325,000	$8,387,112
TOTAL U.S. TREASURY SECURITIES (Cost $8,318,610)		8,387,112

TOTAL INVESTMENTS — 99.8% (Cost $8,318,610)		$8,387,112
Other Assets in Excess of Liabilities — 0.2%		15,191
TOTAL NET ASSETS — 100.0%		$8,402,303

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

5

US Treasury 5 Year Note ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

U.S. TREASURY SECURITIES — 99.6%
United States Treasury Note/Bond, 4.00%, 02/28/2030	$47,602,000	$47,548,076
TOTAL U.S. TREASURY SECURITIES (Cost $47,434,790)		47,548,076

SHORT-TERM INVESTMENTS — 0.3%
U.S. Treasury Bills — 0.3%
4.25%, 03/04/2025 (a)	157,000	$156,981
TOTAL SHORT-TERM INVESTMENTS (Cost $156,944)		156,981

TOTAL INVESTMENTS — 99.9% (Cost $47,591,735)		$47,705,057
Other Assets in Excess of Liabilities — 0.1%		40,495
TOTAL NET ASSETS — 100.0%		$47,745,552

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

6

US Treasury 7 Year Note ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

U.S. TREASURY SECURITIES — 99.4%
United States Treasury Note/Bond, 4.13%, 02/29/2032	$5,260,000	$5,258,767
TOTAL U.S. TREASURY SECURITIES (Cost $5,241,519)		5,258,767

SHORT-TERM INVESTMENTS — 0.4%
U.S. Treasury Bills — 0.4%
4.25%, 03/04/2025 (a)	19,000	$18,998
TOTAL SHORT-TERM INVESTMENTS (Cost $18,993)		18,998

TOTAL INVESTMENTS — 99.8% (Cost $5,260,512)		$5,277,765
Other Assets in Excess of Liabilities — 0.2%		9,985
TOTAL NET ASSETS — 100.0%		$5,287,750

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

7

US Treasury 10 Year Note ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 4.63%, 02/15/2035	$166,773,000	$172,101,918
TOTAL U.S. TREASURY SECURITIES (Cost $168,985,132)		172,101,918

TOTAL INVESTMENTS — 99.8% (Cost $168,985,132)		$172,101,918
Other Assets in Excess of Liabilities — 0.2%		322,572
TOTAL NET ASSETS — 100.0%		$172,424,490

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

8

US Treasury 20 Year Bond ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

U.S. TREASURY SECURITIES — 99.6%
United States Treasury Note/Bond, 4.75%, 02/15/2045	$24,123,000	$24,748,690
TOTAL U.S. TREASURY SECURITIES (Cost $24,643,134)		24,748,690

SHORT-TERM INVESTMENTS — 0.2%
U.S. Treasury Bills — 0.2%
4.25%, 03/04/2025 (a)	52,000	$51,994
TOTAL SHORT-TERM INVESTMENTS (Cost $51,982)		51,994

TOTAL INVESTMENTS — 99.8% (Cost $24,695,115)		$24,800,684
Other Assets in Excess of Liabilities — 0.2%		44,085
TOTAL NET ASSETS — 100.0%		$24,844,769

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

9

US Treasury 30 Year Bond ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 4.63%, 02/15/2055	$15,425,000	$15,704,578
TOTAL U.S. TREASURY SECURITIES (Cost $15,243,112)		15,704,578

TOTAL INVESTMENTS — 99.8% (Cost $15,243,112)		$15,704,578
Other Assets in Excess of Liabilities — 0.2%		26,759
TOTAL NET ASSETS — 100.0%		$15,731,337

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

10

US Benchmark Series

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	US Treasury 3 Month Bill ETF	US Treasury 6 Month Bill ETF	US Treasury 12 Month Bill ETF	US Treasury 2 Year Note ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $—, $—, $—, and $378,096,682, respectively)	$—	$—	$—	$378,576,725
Short-term investments, at value (cost $ 4,991,156,074, $ 674,673,664, $278,236,482, and $1,299,540, respectively)	4,992,367,209	674,908,372	278,669,698	1,299,846
Cash equivalents	321,515	82,982	70,567	21,950
Receivables for:
Investments sold	12,996,651	2,003,586	—	—
Capital shares sold	—	1,505,475	—	—
Interest	180,693	13,868	397	47,874
Total assets	5,005,866,068	678,514,284	278,740,662	379,946,395

LIABILITIES
Payables for:
Investments purchased	—	3,508,574	—	—
Capital shares redeemed	13,003,198	—	—	—
Advisory fees	560,609	76,152	31,547	44,287
Total liabilities	13,563,807	3,584,726	31,547	44,287
Net assets	$4,992,302,261	$674,929,558	$278,709,115	$379,902,108

NET ASSETS CONSIST OF:
Par value	$99,820	$13,450	$5,550	$7,850
Paid-in capital	4,981,962,675	673,915,461	278,441,939	387,454,238
Total distributable earnings/(losses)	10,239,766	1,000,647	261,627	(7,559,980)
Net assets	$4,992,302,261	$674,929,558	$278,709,115	$379,902,108

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	99,820,000	13,450,000	5,550,000	7,850,000
Net asset value and redemption price per share	$50.01	$50.18	$50.22	$48.40

The accompanying notes are an integral part of these financial statements.

11

US Benchmark Series

Statements of Assets and Liabilities (CONTINUED)

February 28, 2025 (Unaudited)

	US Treasury 3 Year Note ETF	US Treasury 5 Year Note ETF	US Treasury 7 Year Note ETF	US Treasury 10 Year Note ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $8,318,610, $47,434,790, $5,241,519 and $168,985,132, respectively)	$8,387,112	$47,548,076	$5,258,767	$172,101,918
Short-term investments, at value (cost $—, $156,944, $18,993, and $—, respectively)	—	156,981	18,998	—
Cash equivalents	2,462	33,610	9,988	4,162
Receivables for:
Investments sold	—	2,916,495	—	—
Capital shares sold	—	4,876,740	—	10,995,800
Interest	13,687	5,606	595	302,286
Total assets	8,403,261	55,537,508	5,288,348	183,404,166

LIABILITIES
Payables for:
Investments purchased	—	4,860,825	—	10,961,785
Capital shares redeemed	—	2,926,044	—	—
Advisory fees	958	5,087	598	17,891
Total liabilities	958	7,791,956	598	10,979,676
Net assets	$8,402,303	$47,745,552	$5,287,750	$172,424,490

NET ASSETS CONSIST OF:
Par value	$170	$980	$110	$3,930
Paid-in capital	8,531,545	47,893,571	5,414,976	180,065,432
Total distributable earnings/(losses)	(129,412)	(148,999)	(127,335)	(7,640,262)
Net assets	$8,402,303	$47,745,552	$5,287,750	$172,424,490

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	170,000	980,000	110,000	3,930,000
Net asset value and redemption price per share	$49.43	$48.72	$48.07	$43.87

The accompanying notes are an integral part of these financial statements.

12

US Benchmark Series

Statements of Assets and Liabilities (Concluded)

February 28, 2025 (Unaudited)

	US Treasury 20 Year BOND ETF	US Treasury 30 Year BOND ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $24,643,134, $15,243,112, respectively)	$24,748,690	$15,704,578
Short-term investments, at value (cost $51,982, $—, respectively)	51,994	—
Cash equivalents	3,604	1,066
Receivables for:
Investments sold	—	—
Capital shares sold	253	—
Interest	41,810	27,593
Total assets	24,846,351	15,733,237

LIABILITIES
Payables for:
Investments purchased	—	—
Capital shares redeemed	—	—
Advisory fees	1,582	1,900
Total liabilities	1,582	1,900
Net assets	$24,844,769	$15,731,337

NET ASSETS CONSIST OF:
Par value	$550	$360
Paid-in capital	26,119,313	17,728,721
Total distributable earnings/(losses)	(1,275,094)	(1,997,744)
Net assets	$24,844,769	$15,731,337

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	550,000	360,000
Net asset value and redemption price per share	$45.17	$43.70

The accompanying notes are an integral part of these financial statements.

13

US Benchmark Series

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (Unaudited)

	US Treasury 3 Month Bill ETF	US Treasury 6 Month Bill ETF	US Treasury 12 Month Bill ETF	US Treasury 2 Year Note ETF
INVESTMENT INCOME
Interest income	$101,404,009	$13,955,604	$5,541,462	$8,717,897
Securities lending income, net	349,346	57,173	368	70,796
Total investment income	101,753,355	14,012,777	5,541,830	8,788,693

EXPENSES
Advisory fees	3,360,335	474,286	198,352	326,535
Total expenses	3,360,335	474,286	198,352	326,535
Net investment income/(loss)	98,393,020	13,538,491	5,343,478	8,462,158

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	51,247	(366,196)	(236,218)	889,606
Net realized gain from redemption in-kind	3,242,815	899,561	344,335	(140,972)
Net change in unrealized appreciation/ (depreciation) on investments	(342,217)	182,703	335,729	(2,702,539)
Net realized and unrealized gain/(loss)	2,951,845	716,068	443,846	(1,953,905)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,344,865	$14,254,559	$5,787,324	$6,508,253

The accompanying notes are an integral part of these financial statements.

14

US Benchmark Series

Statements of Operations (CONTINUED)

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (Unaudited)

	US Treasury 3 Year Note ETF	US Treasury 5 Year Note ETF	US Treasury 7 Year Note ETF	US Treasury 10 Year Note ETF
INVESTMENT INCOME
Interest income	$151,540	$712,881	$107,479	$3,132,877
Securities lending income, net	—	5,830	—	16,164
Total investment income	151,540	718,711	107,479	3,149,041

EXPENSES
Advisory fees	5,668	26,126	4,003	113,223
Total expenses	5,668	26,126	4,003	113,223
Net investment income/(loss)	145,872	692,585	103,476	3,035,818

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(104,708)	(492,756)	(170,365)	(7,381,609)
Net realized gain from redemption in-kind	—	194,882	52,498	38,095
Net change in unrealized appreciation on investments	75,368	160,415	32,156	4,008,386
Net realized and unrealized gain/(loss)	(29,340)	(137,459)	(85,712)	(3,335,128)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,532	$555,126	$17,764	$(299,310)

The accompanying notes are an integral part of these financial statements.

15

US Benchmark Series

Statements of Operations (Concluded)

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (Unaudited)

	US Treasury 20 Year Bond ETF	US Treasury 30 Year Bond ETF
INVESTMENT INCOME
Interest income	$362,093	$383,912
Securities lending income, net	31,981	—
Total investment income	394,074	383,912

EXPENSES
Advisory fees	12,767	12,971
Total expenses	12,767	12,971
Net investment income/(loss)	381,307	370,941

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(867,545)	(1,562,118)
Net realized gain from redemption in-kind	147,886	(47,569)
Net change in unrealized appreciation on investments	321,181	631,246
Net realized and unrealized gain/(loss)	(398,478)	(978,441)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,171)	$(607,500)

The accompanying notes are an integral part of these financial statements.

16

US Treasury 3 Month Bill ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$98,393,020	$161,090,214
Net realized gain/(loss) from investments	3,294,062	(824,607)
Net change in unrealized appreciation/(depreciation) on investments	(342,217)	1,563,232
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	101,344,865	161,828,839

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(101,138,814)	(155,670,454)
Net decrease in net assets from dividends and distributions to shareholders	(101,138,814)	(155,670,454)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,442,794,571	12,999,111,483
Shares redeemed	(4,555,205,447)	(10,677,346,091)
Net increase/(decrease) in net assets from capital share transactions	887,589,124	2,321,765,392
TOTAL INCREASE/(DECREASE) IN NET ASSETS	887,795,175	2,327,923,777

NET ASSETS:
Beginning of period	$4,104,507,086	$1,776,583,309
End of period	$4,992,302,261	$4,104,507,086

SHARE TRANSACTIONS:
Shares sold	108,880,000	260,270,000
Shares redeemed	(91,090,000)	(213,730,000)
Net increase/(decrease) in shares	17,790,000	46,540,000

The accompanying notes are an integral part of these financial statements.

17

US Treasury 6 Month Bill ETF

STATEMENTS of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$13,538,491	$27,508,304
Net realized gain/(loss) from investments	533,365	941,637
Net change in unrealized appreciation/(depreciation) on investments	182,703	32,186
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,254,559	28,482,127

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(13,934,186)	(27,247,652)
Net decrease in net assets from dividends and distributions to shareholders	(13,934,186)	(27,247,652)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	739,422,101	2,381,621,708
Shares redeemed	(663,306,741)	(2,095,680,768)
Net increase/(decrease) in net assets from capital share transactions	76,115,360	285,940,940
TOTAL INCREASE/(DECREASE) IN NET ASSETS	76,435,733	287,175,415

NET ASSETS:
Beginning of period	$598,493,825	$311,318,410
End of period	$674,929,558	$598,493,825

SHARE TRANSACTIONS:
Shares sold	14,740,000	47,590,000
Shares redeemed	(13,220,000)	(41,870,000)
Net increase/(decrease) in shares	1,520,000	5,720,000

The accompanying notes are an integral part of these financial statements.

18

US Treasury 12 Month Bill ETF

STATEMENTS of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$5,343,478	$10,243,044
Net realized gain/(loss) from investments	108,117	807,722
Net change in unrealized appreciation/(depreciation) on investments	335,729	162,196
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,787,324	11,212,962

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(5,356,763)	(10,123,493)
Net decrease in net assets from dividends and distributions to shareholders	(5,356,763)	(10,123,493)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	307,187,766	399,728,007
Shares redeemed	(266,006,794)	(290,001,787)
Net increase/(decrease) in net assets from capital share transactions	41,180,972	109,726,220
TOTAL INCREASE/(DECREASE) IN NET ASSETS	41,611,533	110,815,689

NET ASSETS:
Beginning of period	$237,097,582	$126,281,893
End of period	$278,709,115	$237,097,582

SHARE TRANSACTIONS:
Shares sold	6,130,000	8,010,000
Shares redeemed	(5,310,000)	(5,810,000)
Net increase/(decrease) in shares	820,000	2,200,000

The accompanying notes are an integral part of these financial statements.

19

US Treasury 2 Year Note ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$8,462,158	$16,391,887
Net realized gain/(loss) from investments	748,634	1,433,311
Net change in unrealized appreciation/(depreciation) on investments	(2,702,539)	2,968,793
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,508,253	20,793,991

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(8,673,622)	(16,431,423)
Net decrease in net assets from dividends and distributions to shareholders	(8,673,622)	(16,431,423)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	51,436,161	214,457,600
Shares redeemed	(121,842,850)	(71,688,277)
Net increase/(decrease) in net assets from capital share transactions	(70,406,689)	142,769,323
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(72,572,058)	147,131,891

NET ASSETS:
Beginning of period	$452,474,166	$305,342,275
End of period	$379,902,108	$452,474,166

SHARE TRANSACTIONS:
Shares sold	1,060,000	4,470,000
Shares redeemed	(2,530,000)	(1,490,000)
Net increase/(decrease) in shares	(1,470,000)	2,980,000

The accompanying notes are an integral part of these financial statements.

20

US Treasury 3 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$145,872	$236,722
Net realized gain/(loss) from investments	(104,708)	68,314
Net change in unrealized appreciation/(depreciation) on investments	75,368	(11,081)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	116,532	293,955

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(142,407)	(233,355)
Net decrease in net assets from dividends and distributions to shareholders	(142,407)	(233,355)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	973,633	37,055,893
Shares redeemed	—	(31,132,512)
Net increase/(decrease) in net assets from capital share transactions	973,633	5,923,381
TOTAL INCREASE/(DECREASE) IN NET ASSETS	947,758	5,983,981

NET ASSETS:
Beginning of period	$7,454,545	$1,470,564
End of period	$8,402,303	$7,454,545

SHARE TRANSACTIONS:
Shares sold	20,000	750,000
Shares redeemed	—	(630,000)
Net increase/(decrease) in shares	20,000	120,000

The accompanying notes are an integral part of these financial statements.

21

US Treasury 5 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$692,585	$587,376
Net realized gain/(loss) from investments	(297,874)	473,103
Net change in unrealized appreciation/(depreciation) on investments	160,415	(54,206)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	555,126	1,006,273

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(665,343)	(563,162)
Net decrease in net assets from dividends and distributions to shareholders	(665,343)	(563,162)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,814,639	56,333,058
Shares redeemed	(32,167,312)	(36,939,589)
Net increase/(decrease) in net assets from capital share transactions	23,647,327	19,393,469
TOTAL INCREASE/(DECREASE) IN NET ASSETS	23,537,110	19,836,580

NET ASSETS:
Beginning of period	$24,208,442	$4,371,862
End of period	$47,745,552	$24,208,442

SHARE TRANSACTIONS:
Shares sold	1,140,000	1,150,000
Shares redeemed	(650,000)	(750,000)
Net increase/(decrease) in shares	490,000	400,000

The accompanying notes are an integral part of these financial statements.

22

US Treasury 7 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$103,476	$179,598
Net realized gain/(loss) from investments	(117,867)	171,568
Net change in unrealized appreciation/(depreciation) on investments	32,155	(16,332)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,764	334,834

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(103,173)	(169,345)
Net decrease in net assets from dividends and distributions to shareholders	(103,173)	(169,345)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,437,421	14,998,698
Shares redeemed	(5,455,956)	(10,735,308)
Net increase/(decrease) in net assets from capital share transactions	(18,535)	4,263,390
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(103,944)	4,428,879

NET ASSETS:
Beginning of period	$5,391,694	$962,815
End of period	$5,287,750	$5,391,694

SHARE TRANSACTIONS:
Shares sold	110,000	310,000
Shares redeemed	(110,000)	(220,000)
Net increase/(decrease) in shares	—	90,000

The accompanying notes are an integral part of these financial statements.

23

US Treasury 10 Year Note ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$3,035,818	$4,600,011
Net realized gain/(loss) from investments	(7,343,514)	7,485,606
Net change in unrealized appreciation/(depreciation) on investments	4,008,386	(1,296,293)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(299,310)	10,789,324

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(2,992,111)	(4,342,882)
Net decrease in net assets from dividends and distributions to shareholders	(2,992,111)	(4,342,882)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,165,385	325,251,999
Shares redeemed	(23,424,200)	(230,817,259)
Net increase/(decrease) in net assets from capital share transactions	18,741,185	94,434,740
TOTAL INCREASE/(DECREASE) IN NET ASSETS	15,449,764	100,881,182

NET ASSETS:
Beginning of period	$156,974,726	$56,093,544
End of period	$172,424,490	$156,974,726

SHARE TRANSACTIONS:
Shares sold	970,000	7,370,000
Shares redeemed	(530,000)	(5,140,000)
Net increase/(decrease) in shares	440,000	2,230,000

The accompanying notes are an integral part of these financial statements.

24

US Treasury 20 Year Bond ETF

STATEMENTS of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$381,307	$607,712
Net realized gain/(loss) from investments	(719,659)	2,343,906
Net change in unrealized appreciation/(depreciation) on investments	321,181	(221,457)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,171)	2,730,161

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(407,438)	(615,765)
Net decrease in net assets from dividends and distributions to shareholders	(407,438)	(615,765)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,068,604	107,378,565
Shares redeemed	(24,048,796)	(85,117,835)
Net increase/(decrease) in net assets from capital share transactions	(980,192)	22,260,730
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(1,404,801)	24,375,126

NET ASSETS:
Beginning of period	$26,249,570	$1,874,444
End of period	$24,844,769	$26,249,570

SHARE TRANSACTIONS:
Shares sold	500,000	2,340,000
Shares redeemed	(510,000)	(1,820,000)
Net increase/(decrease) in shares	(10,000)	520,000

The accompanying notes are an integral part of these financial statements.

25

US Treasury 30 Year Bond ETF

STATEMENTS of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$370,941	$584,351
Net realized gain/(loss) from investments	(1,609,687)	1,612,752
Net change in unrealized appreciation/(depreciation) on investments	631,246	(208,473)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(607,500)	1,988,630

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(373,867)	(582,433)
Net decrease in net assets from dividends and distributions to shareholders	(373,867)	(582,433)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	864,056	48,337,298
Shares redeemed	(2,106,020)	(34,570,894)
Net increase/(decrease) in net assets from capital share transactions	(1,241,964)	13,766,404
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(2,223,331)	15,172,601

NET ASSETS:
Beginning of period	$17,954,668	$2,782,067
End of period	$15,731,337	$17,954,668

SHARE TRANSACTIONS:
Shares sold	20,000	1,070,000
Shares redeemed	(50,000)	(740,000)
Net increase/(decrease) in shares	(30,000)	330,000

The accompanying notes are an integral part of these financial statements.

26

US Treasury 3 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE YEAR ENDED AUGUST 31,	FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2024	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.04		$50.06	$49.80	$49.75
Net investment income/(loss)(2)	1.09		2.61	2.49	0.09
Net realized and unrealized gain/(loss) from investments	0.03		— (3)	(0.29)	(0.04)
Net increase/(decrease) in net assets resulting from operations	1.12		2.61	2.20	0.05
Dividends and distributions to shareholders from:
Net investment income	(1.15)		(2.63)	(1.94)	—
Total dividends and distributions to shareholders	(1.15)		(2.63)	(1.94)	—
Net asset value, end of period	$50.01		$50.04	$50.06	$49.80
Market value, end of period	$50.01		$50.03	$50.10	$49.81
Total investment return/(loss) on net asset value(4)	2.28	%(5)	5.37%	4.50%	0.10	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$4,992,302		$4,104,507	$1,776,583	$38,844
Ratio of expenses to average net assets	0.15	%(6)	0.15%	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.39	%(6)	5.21%	4.98%	2.61	%(6)
Portfolio turnover rate	0	%(5)	0%	0%	0	%(5)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)	Rounds to less than $0.005 per share.

(4)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

27

US Treasury 6 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2024	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.17		$50.13	$50.00
Net investment income/(loss)(2)	1.06		2.58	1.28
Net realized and unrealized gain/(loss) from investments	0.06		0.09	(0.12)
Net increase/(decrease) in net assets resulting from operations	1.12		2.67	1.16
Dividends and distributions to shareholders from:
Net investment income	(1.11)		(2.63)	(1.03)
Total dividends and distributions to shareholders	(1.11)		(2.63)	(1.03)
Net asset value, end of period	$50.18		$50.17	$50.13
Market value, end of period	$50.20		$50.17	$50.17
Total investment return/(loss) on net asset value(3)	2.28	%(4)	5.48%	2.35	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$674,930		$598,494	$311,318
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15	%(5)
Ratio of net investment income/(loss) to average net assets	4.28	%(5)	5.14%	5.26	%(5)
Portfolio turnover rate	0	%(4)	0%	0	%(4)

(1)	Inception date of the Fund was March 6, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

28

US Treasury 12 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE YEAR ENDED AUGUST 31,	FOR THE Period ENDED AUGUST 31,
	(UNAUDITED)		2024	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.13		$49.91	$50.07
Net investment income/(loss)(2)	1.00		2.47	1.96
Net realized and unrealized gain/(loss) from investments	0.13		0.25	(0.48)
Net increase/(decrease) in net assets resulting from operations	1.13		2.72	1.48
Dividends and distributions to shareholders from:
Net investment income	(1.04)		(2.50)	(1.64)
Total dividends and distributions to shareholders	(1.04)		(2.50)	(1.64)
Net asset value, end of period	$50.22		$50.13	$49.91
Market value, end of period	$50.23		$50.14	$49.94
Total investment return/(loss) on net asset value(3)	2.27	%(4)	5.58%	3.01	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$278,709		$237,098	$126,282
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15	%(5)
Ratio of net investment income/(loss) to average net assets	4.04	%(5)	4.94%	4.93	%(5)
Portfolio turnover rate	0	%(4)	0%	0	%(4)

(1)	Inception date of the Fund was November 14, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

29

US Treasury 2 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE YEAR ENDED AUGUST 31,	FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2024	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$48.55		$48.16	$49.74	$49.84
Net investment income/(loss)(2)	0.93		2.16	2.02	0.11
Net realized and unrealized gain/(loss) from investments	(0.14)		0.43	(1.84)	(0.21)
Net increase/(decrease) in net assets resulting from operations	0.79		2.59	0.18	(0.10)
Dividends and distributions to shareholders from:
Net investment income	(0.94)		(2.20)	(1.76)	—
Total dividends and distributions to shareholders	(0.94)		(2.20)	(1.76)	—
Net asset value, end of period	$48.40		$48.55	$48.16	$49.74
Market value, end of period	$48.41		$48.56	$48.19	$49.74
Total investment return/(loss) on net asset value(3)	1.67	%(4)	5.54%	0.38%	(0.20	)%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$379,902		$452,474	$305,342	$17,907
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15%	0.15	%(5)
Ratio of net investment income/(loss) to average net assets	3.89	%(5)	4.49%	4.15%	3.54	%(5)
Portfolio turnover rate	701	%(4)	1091%	1048%	100	%(4)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

30

US Treasury 3 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2024	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$49.70		$49.02	$50.00
Net investment income/(loss)(2)	0.94		2.01	0.82
Net realized and unrealized gain/(loss) from investments	(0.28)		0.76	(1.15)
Net increase/(decrease) in net assets resulting from operations	0.66		2.77	(0.33)
Dividends and distributions to shareholders from:
Net investment income	(0.93)		(2.09)	(0.65)
Total dividends and distributions to shareholders	(0.93)		(2.09)	(0.65)
Net asset value, end of period	$49.43		$49.70	$49.02
Market value, end of period	$49.46		$49.70	$49.04
Total investment return/(loss) on net asset value(3)	1.39	%(4)	5.82%	(0.66	)%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$8,402		$7,455	$1,471
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15	%(5)
Ratio of net investment income/(loss) to average net assets	3.86	%(5)	4.09%	3.86	%(5)
Portfolio turnover rate	590	%(4)	905%	422	%(4)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

31

US Treasury 5 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2024	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$49.40		$48.58	$50.00
Net investment income/(loss)(2)	0.95		1.98	0.79
Net realized and unrealized gain/(loss) from investments	(0.70)		0.86	(1.63)
Net increase/(decrease) in net assets resulting from operations	0.25		2.84	(0.84)
Dividends and distributions to shareholders from:
Net investment income	(0.93)		(2.02)	(0.58)
Total dividends and distributions to shareholders	(0.93)		(2.02)	(0.58)
Net asset value, end of period	$48.72		$49.40	$48.58
Market value, end of period	$48.76		$49.40	$48.61
Total investment return/(loss) on net asset value(3)	0.61	%(4)	6.06%	(1.69	)%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$47,746		$24,208	$4,372
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15	%(5)
Ratio of net investment income/(loss) to average net assets	3.98	%(5)	4.09%	3.77	%(5)
Portfolio turnover rate	558	%(4)	1036%	548	%(4)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

32

US Treasury 7 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2024	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$49.02		$48.14	$50.00
Net investment income/(loss)(2)	0.92		1.97	0.75
Net realized and unrealized gain/(loss) from investments	(0.93)		0.90	(2.03)
Net increase/(decrease) in net assets resulting from operations	(0.01)		2.87	(1.28)
Dividends and distributions to shareholders from:
Net investment income	(0.94)		(1.99)	(0.58)
Total dividends and distributions to shareholders	(0.94)		(1.99)	(0.58)
Net asset value, end of period	$48.07		$49.02	$48.14
Market value, end of period	$48.16		$49.02	$48.16
Total investment return/(loss) on net asset value(3)	0.15	%(4)	6.15%	(2.58	)%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$5,288		$5,392	$963
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15	%(5)
Ratio of net investment income/(loss) to average net assets	3.88	%(5)	4.11%	3.55	%(5)
Portfolio turnover rate	496	%(4)	1064%	497	%(4)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

33

US Treasury 10 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE YEAR ENDED AUGUST 31,	FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2024	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$44.98		$44.52	$48.41	$49.91
Net investment income/(loss)(2)	0.87		1.79	1.55	0.09
Net realized and unrealized gain/(loss) from investments	(1.12)		0.42	(3.88)	(1.59)
Net increase/(decrease) in net assets resulting from operations	(0.25)		2.21	(2.33)	(1.50)
Dividends and distributions to shareholders from:
Net investment income	(0.86)		(1.75)	(1.56)	—
Total dividends and distributions to shareholders	(0.86)		(1.75)	(1.56)	—
Net asset value, end of period	$43.87		$44.98	$44.52	$48.41
Market value, end of period	$44.00		$45.00	$44.55	$48.26
Total investment return/(loss) on net asset value(3)	(0.28	)%(4)	5.15%	(4.87)%	(3.00	)%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$172,424		$156,975	$56,094	$20,334
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15%	0.15	%(5)
Ratio of net investment income/(loss) to average net assets	4.02	%(5)	4.08%	3.40%	2.77	%(5)
Portfolio turnover rate	197	%(4)	317%	289%	97	%(4)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

34

US Treasury 20 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE YEAR ENDED AUGUST 31,		FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2024		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$46.87		$46.86		$50.00
Net investment income/(loss)(2)	1.01		2.00		0.81
Net realized and unrealized gain/(loss) from investments	(1.75)		(0.01	)(6)	(3.34)
Net increase/(decrease) in net assets resulting from operations	(0.74)		1.99		(2.53)
Dividends and distributions to shareholders from:
Net investment income	(0.96)		(1.98)		(0.61)
Total dividends and distributions to shareholders	(0.96)		(1.98)		(0.61)
Net asset value, end of period	$45.17		$46.87		$46.86
Market value, end of period	$45.41		$46.87		$46.89
Total investment return/(loss) on net asset value(3)	(1.16	)%(4)	4.47%		(5.10	)%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$24,845		$26,250		$1,874
Ratio of expenses to average net assets	0.15	%(5)	0.15%		0.15	%(5)
Ratio of net investment income/(loss) to average net assets	4.48	%(5)	4.38%		3.87	%(5)
Portfolio turnover rate	186	%(4)	344%		219	%(4)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

35

US Treasury 30 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE YEAR ENDED AUGUST 31,		FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2024		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$46.04		$46.37		$50.00
Net investment income/(loss)(2)	0.93		1.89		0.77
Net realized and unrealized gain/(loss) from investments	(2.33)		(0.34	)(6)	(3.83)
Net increase/(decrease) in net assets resulting from operations	(1.40)		1.55		(3.06)
Dividends and distributions to shareholders from:
Net investment income	(0.94)		(1.88)		(0.57)
Total dividends and distributions to shareholders	(0.94)		(1.88)		(0.57)
Net asset value, end of period	$43.70		$46.04		$46.37
Market value, end of period	$43.96		$46.07		$46.38
Total investment return/(loss) on net asset value(3)	(2.42	)%(4)	3.59%		(6.17	)%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$15,731		$17,955		$2,782
Ratio of expenses to average net assets	0.15	%(5)	0.15%		0.15	%(5)
Ratio of net investment income/(loss) to average net assets	4.29	%(5)	4.25%		3.72	%(5)
Portfolio turnover rate	191	%(4)	286%		180	%(4)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

36

US Benchmark Series

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the US Treasury 3 Month Bill ETF, the US Treasury 6 Month Bill ETF, the US Treasury 12 Month Bill ETF, the US Treasury 2 Year Note ETF, the US Treasury 3 Year Note ETF, the US Treasury 5 Year Note ETF, the US Treasury 7 Year Note ETF, the US Treasury 10 Year Note ETF, the US Treasury 20 Year Bond ETF, and the US Treasury 30 Year Bond ETF (each a “Fund” and together the “Funds” or “US Benchmark Series”).

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the US Treasury 3 Month Bill ETF, the US Treasury 6 Month Bill ETF, the US Treasury 12 Month Bill ETF, the US Treasury 2 Year Note ETF, the US Treasury 3 Year Note ETF, the US Treasury 5 Year Note ETF, the US Treasury 7 Year Note ETF, the US Treasury 10 Year Note ETF, the US Treasury 20 Year Bond ETF, and the US Treasury 30 Year Bond ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield of its corresponding benchmark index (“Underlying Index”): the ICE BofA US 3-Month Treasury Bill Index, the ICE BofA US 6-Month Treasury Bill Index, the ICE BofA US 12-Month Treasury Bill Index, the ICE BofA Current 2-Year US Treasury Index, the ICE BofA Current 3-Year US Treasury Index, the ICE BofA Current 5-Year US Treasury Index, the ICE BofA Current 7-Year US Treasury Index, the ICE BofA Current 10-Year US Treasury Index, the ICE BofA Current 20-Year US Treasury Index, the ICE BofA Current 30-Year US Treasury Index, repectively.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

37

US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

US TREASURY 3 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Bills	$4,992,367,209	$—	$4,992,367,209	$—
Total Investments*	$4,992,367,209	$—	$4,992,367,209	$—

US TREASURY 6 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Bills	$674,908,372	$—	$674,908,372	$—
Total Investments*	$674,908,372	$—	$674,908,372	$—

US TREASURY 12 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Bills	$278,669,698	$—	$278,669,698	$—
Total Investments*	$278,669,698	$—	$278,669,698	$—

US TREASURY 2 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$378,576,725	$—	$378,576,725	$—
U.S. Treasury Bills	$1,299,846	$—	$1,299,846	$—
Total Investments*	$379,876,571	$—	$379,876,571	$—

US TREASURY 3 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$8,387,112	$—	$8,387,112	$—
Total Investments*	$8,387,112	$—	$8,387,112	$—

US TREASURY 5 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$47,548,076	$—	$47,548,076	$—
U.S. Treasury Bills	$156,981	$—	$156,981	$—
Total Investments*	$47,705,057	$—	$47,705,057	$—

38

US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

US TREASURY 7 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$5,258,767	$—	$5,258,767	$—
U.S. Treasury Bills	$18,998	$—	$18,998	$—
Total Investments*	$5,277,765	$—	$5,277,765	$—

US TREASURY 10 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$172,101,918	$—	$172,101,918	$—
Total Investments*	$172,101,918	$—	$172,101,918	$—

US TREASURY 20 YEAR BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$24,748,690	$—	$24,748,690	$—
U.S. Treasury Bills	$51,994	$—	$51,994	$—
Total Investments*	$24,800,684	$—	$24,800,684	$—

US TREASURY 30 YEAR BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$15,704,578	$—	$15,704,578	$—
Total Investments*	$15,704,578	$—	$15,704,578	$—

*	Please refer to the Schedule of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest

39

US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Cash Equivalents and Short-Term InvestmentS - The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

40

US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

Inflation Protected Securities - Each Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

U.S. Government Securities - Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

Temporary Investments - During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

41

US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

Reverse Repurchase Agreement - Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

3. INVESTMENT ADVISER AND OTHER SERVICES

Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by each Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

42

US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT PURCHASES	U.S. GOVERNMENT SALES
US Treasury 3 Month Bill ETF	$—	$—
US Treasury 6 Month Bill ETF	—	—
US Treasury 12 Month Bill ETF	—	—
US Treasury 2 Year Note ETF	3,051,862,647	3,048,627,209
US Treasury 3 Year Note ETF	45,235,436	45,229,469
US Treasury 5 Year Note ETF	225,720,713	201,362,511
US Treasury 7 Year Note ETF	31,531,783	26,108,948
US Treasury 10 Year Note ETF	304,939,212	304,750,620
US Treasury 20 Year Bond ETF	37,108,768	37,133,764
US Treasury 30 Year Bond ETF	32,915,756	32,879,997

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT IN-KIND PURCHASES	U.S. GOVERNMENT IN-KIND SALES
US Treasury 3 Month Bill ETF	$—	$—
US Treasury 6 Month Bill ETF	—	—
US Treasury 12 Month Bill ETF	—	—
US Treasury 2 Year Note ETF	48,493,880	121,589,705
US Treasury 3 Year Note ETF	971,964	—
US Treasury 5 Year Note ETF	31,389,735	32,082,621
US Treasury 7 Year Note ETF	—	5,440,355
US Treasury 10 Year Note ETF	42,083,539	23,260,990
US Treasury 20 Year Bond ETF	23,178,743	23,913,803
US Treasury 30 Year Bond ETF	862,611	2,053,937

5. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

43

US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

As of August 31, 2024, the close of the Funds’ fiscal year, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
US Treasury 3 Month Bill ETF	$4,103,035,203	$1,553,351	$—	$1,553,351
US Treasury 6 Month Bill ETF	598,251,173	52,480	—	52,480
US Treasury 12 Month Bill ETF	236,946,333	97,487	—	97,487
US Treasury 2 Year Note ETF	447,635,077	3,182,888	—	3,182,888
US Treasury 3 Year Note ETF	7,448,718	—	(6,866)	(6,866)
US Treasury 5 Year Note ETF	24,148,779	—	(47,092)	(47,092)
US Treasury 7 Year Note ETF	5,378,868	—	(14,903)	(14,903)
US Treasury 10 Year Note ETF	157,598,404	—	(891,600)	(891,600)
US Treasury 20 Year Bond ETF	26,472,968	24	(215,637)	(215,613)
US Treasury 30 Year Bond ETF	18,089,680	19	(169,799)	(169,780)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, the close of the Funds’ fiscal year, there were permanent differences related to redemptions in-kind between distributable earnings/(loss) and paid-in capital, respectively for the following funds:

FUND	Distributable Earnings/(Loss)	Paid-In-Capital
US Treasury 3 Month Bill ETF	$(89,721)	$89,721
US Treasury 6 Month Bill ETF	(1,040,649)	1,040,649
US Treasury 12 Month Bill ETF	(575,737)	575,737
US Treasury 2 Year Note ETF	(45,880)	45,880
US Treasury 3 Year Note ETF	(125,410)	125,410
US Treasury 5 Year Note ETF	(422,464)	422,464
US Treasury 7 Year Note ETF	(152,952)	152,952
US Treasury 10 Year Note ETF	(8,405,079)	8,405,079
US Treasury 20 Year Bond ETF	(2,865,559)	2,865,559
US Treasury 30 Year Bond ETF	(2,225,941)	2,225,941

44

US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

As of August 31, 2024, the close of the Funds’ fiscal year, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	Net UNREALIZED APPRECIATION/ (DEPRECIATION)	Capital loss carryover	Qualified late- year loss
US Treasury 3 Month Bill ETF	$10,050,654	$—	$1,553,351	$(1,570,291)	$—
US Treasury 6 Month Bill ETF	1,006,425	—	52,480	(378,633)	—
US Treasury 12 Month Bill ETF	473,967	—	97,487	(740,389)	—
US Treasury 2 Year Note ETF	821,844	—	3,182,888	(9,399,342)	—
US Treasury 3 Year Note ETF	7,588	—	(6,866)	(104,260)	—
US Treasury 5 Year Note ETF	33,260	—	(47,092)	(24,950)	—
US Treasury 7 Year Note ETF	13,757	—	(14,903)	(40,781)	—
US Treasury 10 Year Note ETF	364,380	—	(891,600)	(3,821,622)	—
US Treasury 20 Year Bond ETF	—	—	(215,613)	(634,872)	—
US Treasury 30 Year Bond ETF	7,747	—	(169,780)	(854,343)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024, the close of the Funds’ fiscal year, was as follows:

FUND	Ordinary Income	Long-Term Capital Gains
US Treasury 3 Month Bill ETF
August 31, 2024	$155,670,454	$—
US Treasury 6 Month Bill ETF
August 31, 2024	27,247,652	—
US Treasury 12 Month Bill ETF
August 31, 2024	10,123,493	—
US Treasury 2 Year Note ETF
August 31, 2024	16,431,423	—
US Treasury 3 Year Note ETF
August 31, 2024	233,355	—
US Treasury 5 Year Note ETF
August 31, 2024	563,162	—
US Treasury 7 Year Note ETF
August 31, 2024	169,345	—
US Treasury 10 Year Note ETF
August 31, 2024	4,342,882	—
US Treasury 20 Year Bond ETF
August 31, 2024	615,765	—
US Treasury 30 Year Bond ETF
August 31, 2024	582,433	—

45

US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

The Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the US Treasury 3 Month Bill ETF had unexpiring short-term losses of $1,570,291, the US Treasury 6 Month Bill ETF had unexpiring short-term losses of $378,633, the US Treasury 12 Month Bill ETF had unexpiring short-term losses of $740,389, the US Treasury 2 Year Note ETF had unexpiring short-term losses of $9,399,342, the US Treasury 3 Year Note ETF had unexpiring short-term losses of $104,260, the US Treasury 5 Year Note ETF had unexpiring short-term losses of $24,950, the US Treasury 7 Year Note ETF had unexpiring short-term losses of $40,781, the US Treasury 10 Year Note ETF had unexpiring short-term losses of $3,821,622, the US Treasury 20 Year Bond ETF had unexpiring short-term losses of $634,872, and the US Treasury 30 Year Bond ETF had unexpiring short-term losses of $854,343.

During the tax year ended August 31, 2024, the close of the Funds’ fiscal year, the following Funds utilized capital loss carryforwards:

FUND	Capital Loss Carryforward Used
US Treasury 12 Month Bill ETF	$231,986
US Treasury 2 Year Note ETF	1,387,432
US Treasury 5 Year Note ETF	50,639
US Treasury 7 Year Note ETF	18,616

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income generated from the securities lending transactions. The net amount of income earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in short-term investments and the Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
US Treasury 3 Month Bill ETF	$—	$—	$349,346
US Treasury 6 Month Bill ETF	—	—	57,173
US Treasury 12 Month Bill ETF	—	—	368
US Treasury 2 Year Note ETF	—	—	70,796
US Treasury 3 Year Note ETF	—	—	—
US Treasury 5 Year Note ETF	—	—	5,830

46

US Benchmark Series

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
US Treasury 7 Year Note ETF	$—	$—	$—
US Treasury 10 Year Note ETF	—	—	16,164
US Treasury 20 Year Bond ETF	—	—	31,981
US Treasury 30 Year Bond ETF	—	—	—

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. As of February 28, 2025, there are no open lending transactions to report.

7. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

8. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

At a meeting of the Board held on February 5-6, 2025, the Board approved that the Underlying Indexes for the Funds will change to the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index, the Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index, the Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index, the Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index, the Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index, the Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index, the Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index, the Bloomberg US Treasury Bellwether 10Y Total Return USD

47

US Benchmark Series

Notes to Financial Statements (conCLuDed)

February 28, 2025 (Unaudited)

Unhedged Index, the Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index, and the Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (together, the “New Underlying Indexes”), respectively. The New Underlying Indexes will be effective from June 1, 2025.

Subsequent to February 28, 2025, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
US Treasury 3 Month Bill ETF	3/2/2025	3/2/2025	3/3/2025	$0.17313196
US Treasury 6 Month Bill ETF	3/2/2025	3/2/2025	3/3/2025	$0.17369899
US Treasury 12 Month Bill ETF	3/2/2025	3/2/2025	3/3/2025	$0.16815897
US Treasury 2 Year Note ETF	3/2/2025	3/2/2025	3/3/2025	$0.16055688
US Treasury 3 Year Note ETF	3/2/2025	3/2/2025	3/3/2025	$0.16474628
US Treasury 5 Year Note ETF	3/2/2025	3/2/2025	3/3/2025	$0.15685542
US Treasury 7 Year Note ETF	3/2/2025	3/2/2025	3/3/2025	$0.15956315
US Treasury 10 Year Note ETF	3/2/2025	3/2/2025	3/3/2025	$0.16385958
US Treasury 20 Year Bond ETF	3/2/2025	3/2/2025	3/3/2025	$0.17165628
US Treasury 30 Year Bond ETF	3/2/2025	3/2/2025	3/3/2025	$0.16102542

US Treasury 3 Month Bill ETF	4/2/2025	4/2/2025	4/3/2025	$0.15956315
US Treasury 6 Month Bill ETF	4/2/2025	4/2/2025	4/3/2025	$0.15685542
US Treasury 12 Month Bill ETF	4/2/2025	4/2/2025	4/3/2025	$0.16815897
US Treasury 2 Year Note ETF	4/2/2025	4/2/2025	4/3/2025	$0.17165628
US Treasury 3 Year Note ETF	4/2/2025	4/2/2025	4/3/2025	$0.16474628
US Treasury 5 Year Note ETF	4/2/2025	4/2/2025	4/3/2025	$0.16102542
US Treasury 7 Year Note ETF	4/2/2025	4/2/2025	4/3/2025	$0.17369899
US Treasury 10 Year Note ETF	4/2/2025	4/2/2025	4/3/2025	$0.16055688
US Treasury 20 Year Bond ETF	4/2/2025	4/2/2025	4/3/2025	$0.16385958
US Treasury 30 Year Bond ETF	4/2/2025	4/2/2025	4/3/2025	$0.17313196

48

US BENCHMARK SERIES

Notice to Shareholders

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800)617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.ustreasuryetf.com.

49

Investment Adviser

F/m Investments LLC
3050 K Street NW, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

50

F/m Corporate Bond ETFs

Financial Statements
February 28, 2025
(Unaudited)

F/m 2-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTWO)

F/m 3-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTRE)

F/m 10-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTEN)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6%
Communications — 4.1%
Alphabet, Inc., 0.80%, 08/15/2027	$401,000	$370,201
AT&T, Inc., 2.30%, 06/01/2027	384,000	365,574
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	354,000	361,344
Comcast Corp., 2.35%, 01/15/2027	385,000	371,139
Cox Communications, Inc., 3.50%, 08/15/2027 (a)	380,000	369,491
Expedia Group, Inc., 4.63%, 08/01/2027	369,000	368,955
Meta Platforms, Inc., 3.50%, 08/15/2027	376,000	369,905
Netflix, Inc., 4.38%, 11/15/2026	363,000	363,772
Paramount Global, 2.90%, 01/15/2027	383,000	369,390
Rogers Communications, Inc., 3.20%, 03/15/2027	373,000	362,135
TELUS Corp., 2.80%, 02/16/2027	384,000	371,059
T-Mobile USA, Inc., 3.75%, 04/15/2027	371,000	365,199
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	377,000	366,309
VeriSign, Inc., 4.75%, 07/15/2027	366,000	365,913
Verizon Communications, Inc., 4.13%, 03/16/2027	363,000	360,667
Videotron Ltd., 5.13%, 04/15/2027 (a)	361,000	360,581
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	370,000	361,170
		6,222,804

Consumer Discretionary — 8.2%
Amazon.com, Inc., 3.15%, 08/22/2027	379,000	369,586
AutoZone, Inc., 3.75%, 06/01/2027	371,000	365,023
BMW US Capital LLC, 4.60%, 08/13/2027 (a)	369,000	369,473
BorgWarner, Inc., 2.65%, 07/01/2027	383,000	366,087
Cintas Corp. No 2, 3.70%, 04/01/2027	371,000	366,079
Darden Restaurants, Inc., 3.85%, 05/01/2027	370,000	363,357
DR Horton, Inc., 1.30%, 10/15/2026	386,000	366,732
eBay, Inc., 3.60%, 06/05/2027	373,000	365,505
ERAC USA Finance LLC, 3.30%, 12/01/2026 (a)	372,000	364,300
General Motors Financial Co., Inc., 5.00%, 04/09/2027	359,000	360,335
Harley-Davidson Financial Services, Inc., 3.05%, 02/14/2027 (a)	387,000	371,530
Hasbro, Inc., 3.55%, 11/19/2026	371,000	363,906
Home Depot, Inc., 4.88%, 06/25/2027	360,000	364,561
Honda Motor Co. Ltd., 2.53%, 03/10/2027	378,000	364,261
Hyatt Hotels Corp., 5.75%, 01/30/2027	364,000	370,541
Hyundai Capital America, 5.25%, 01/08/2027 (a)	366,000	369,680
Las Vegas Sands Corp., 5.90%, 06/01/2027	358,000	365,033

The accompanying notes are an integral part of these financial statements.

1

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Consumer Discretionary — 8.2% (continued)
Leland Stanford Junior University, 1.29%, 06/01/2027	$392,000	$367,099
Lennar Corp., 5.00%, 06/15/2027	362,000	363,876
Lowe’s Cos., Inc., 3.10%, 05/03/2027	375,000	364,590
Marriott International, Inc., 5.45%, 09/15/2026	354,000	358,548
McDonald’s Corp., 3.50%, 07/01/2027	373,000	365,693
Meritage Homes Corp., 5.13%, 06/06/2027	362,000	362,867
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	357,500	359,947
NIKE, Inc., 2.75%, 03/27/2027	375,000	363,965
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	355,000	361,871
PulteGroup, Inc., 5.00%, 01/15/2027	363,000	365,177
Snap-on, Inc., 3.25%, 03/01/2027	370,000	361,429
Southwest Airlines Co., 5.13%, 06/15/2027 (b)	361,000	364,414
Starbucks Corp., 4.85%, 02/08/2027	369,000	372,044
Tapestry, Inc., 4.13%, 07/15/2027	372,000	366,926
TJX Cos., Inc., 2.25%, 09/15/2026	375,000	364,056
Toll Brothers Finance Corp., 4.88%, 03/15/2027	359,000	359,732
Toyota Motor Credit Corp., 3.05%, 03/22/2027	373,000	363,716
		12,411,939

Consumer Staples — 7.7%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (a)	376,000	366,864
Altria Group, Inc., 2.63%, 09/16/2026	374,000	363,625
BAT Capital Corp., 3.56%, 08/15/2027	379,000	369,681
Cargill, Inc., 3.63%, 04/22/2027 (a)	369,000	363,694
Church & Dwight Co., Inc., 3.15%, 08/01/2027	379,000	369,098
Coca-Cola Co., 1.45%, 06/01/2027	390,000	367,381
Colgate-Palmolive Co., 3.10%, 08/15/2027	379,000	369,729
Conagra Brands, Inc., 5.30%, 10/01/2026	356,000	359,848
Conopco, Inc., 7.25%, 12/15/2026	346,000	362,965
Constellation Brands, Inc., 4.35%, 05/09/2027	365,000	363,230
Costco Wholesale Corp., 1.38%, 06/20/2027	392,000	367,629
Dollar General Corp., 3.88%, 04/15/2027	369,000	363,108
Estee Lauder Cos., Inc., 3.15%, 03/15/2027	372,000	363,323
Flowers Foods, Inc., 3.50%, 10/01/2026	369,000	362,312
General Mills, Inc., 3.20%, 02/10/2027	381,000	372,201
Hormel Foods Corp., 4.80%, 03/30/2027	358,000	361,197
Ingredion, Inc., 3.20%, 10/01/2026	371,000	363,310

The accompanying notes are an integral part of these financial statements.

2

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Consumer Staples — 7.7% (continued)
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	$386,000	$370,756
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	356,000	359,903
Kraft Heinz Foods Co., 3.88%, 05/15/2027	369,000	364,158
Kroger Co., 2.65%, 10/15/2026	375,000	364,052
McCormick & Co., Inc., 3.40%, 08/15/2027	379,000	369,681
Mondelez International, Inc., 2.63%, 03/17/2027	383,000	369,384
PepsiCo, Inc., 2.38%, 10/06/2026	375,000	364,306
Philip Morris International, Inc., 4.75%, 02/12/2027	370,000	372,342
Procter & Gamble Co., 1.90%, 02/01/2027	388,000	372,368
Smithfield Foods, Inc., 4.25%, 02/01/2027 (a)	378,000	370,855
Sysco Corp., 3.25%, 07/15/2027	377,000	366,469
Target Corp., 1.95%, 01/15/2027	387,000	371,478
The Campbell’s Co., 5.20%, 03/19/2027	355,000	359,761
Tyson Foods, Inc., 3.55%, 06/02/2027	373,000	364,566
Walmart, Inc., 1.05%, 09/17/2026	384,000	366,402
		11,715,676

Energy — 8.2%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/2026	381,000	365,938
Boardwalk Pipelines LP, 4.45%, 07/15/2027	368,000	365,238
BP Capital Markets America, Inc., 3.02%, 01/16/2027	380,000	370,802
Canadian Natural Resources Ltd., 3.85%, 06/01/2027	371,000	364,942
Cenovus Energy, Inc., 4.25%, 04/15/2027	371,000	367,479
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	362,000	365,054
Chevron Corp., 2.00%, 05/11/2027	383,000	365,283
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	382,000	365,334
Coterra Energy, Inc., 3.90%, 05/15/2027	370,000	363,729
DCP Midstream Operating LP, 5.63%, 07/15/2027	358,000	365,136
Diamondback Energy, Inc., 5.20%, 04/18/2027	356,000	360,473
Enbridge, Inc., 5.25%, 04/05/2027	356,000	360,635
Energy Transfer LP, 6.05%, 12/01/2026	354,000	362,206
Enterprise Products Operating LLC, 4.60%, 01/11/2027	369,000	370,469
Equinor ASA, 3.00%, 04/06/2027	373,000	364,209
Exxon Mobil Corp., 3.29%, 03/19/2027	371,000	365,013
Hess Corp., 4.30%, 04/01/2027	364,000	361,566
Kinder Morgan, Inc., 1.75%, 11/15/2026	384,000	366,580
Marathon Petroleum Corp., 5.13%, 12/15/2026	362,000	365,452
MPLX LP, 4.13%, 03/01/2027	364,000	360,505

The accompanying notes are an integral part of these financial statements.

3

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Energy — 8.2% (continued)
NGPL PipeCo LLC, 4.88%, 08/15/2027 (a)	$370,000	$368,977
Occidental Petroleum Corp., 5.00%, 08/01/2027	367,000	368,394
ONEOK, Inc., 5.55%, 11/01/2026	356,000	360,979
Phillips 66 Co., 3.55%, 10/01/2026	371,000	365,575
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/2026	371,000	370,645
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	358,000	359,796
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	360,000	364,742
Shell International Finance BV, 2.50%, 09/12/2026	373,000	363,691
Targa Resources Corp., 5.20%, 07/01/2027	361,000	364,865
TC PipeLines LP, 3.90%, 05/25/2027	370,000	364,052
Transcanada Trust, 5.30% to 03/15/2027 then 3 mo. LIBOR US + 3.21%, 03/15/2077 (c)	366,000	356,777
Valero Energy Corp., 3.40%, 09/15/2026	371,000	364,823
Williams Cos., Inc., 3.75%, 06/15/2027	372,000	364,888
Woodside Finance Ltd., 3.70%, 09/15/2026 (a)	371,000	365,956
		12,400,203

Financials — 30.7%
Aflac, Inc., 2.88%, 10/15/2026	373,000	363,565
Air Lease Corp., 2.20%, 01/15/2027	386,000	369,362
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	375,000	370,869
Allstate Corp., 3.28%, 12/15/2026	373,000	365,266
Ally Financial, Inc., 4.75%, 06/09/2027	365,000	364,438
American Express Credit Corp., 3.30%, 05/03/2027	373,000	364,670
American National Group, Inc., 5.00%, 06/15/2027	364,000	363,956
American Tower Corp., 3.38%, 10/15/2026	370,000	363,343
Ameriprise Financial, Inc., 2.88%, 09/15/2026	371,000	363,031
Andrew W Mellon Foundation, 0.95%, 08/01/2027	401,000	369,895
Aon North America, Inc., 5.13%, 03/01/2027	355,000	358,853
Arch Capital Finance LLC, 4.01%, 12/15/2026	371,000	368,284
Ares Capital Corp., 7.00%, 01/15/2027	353,000	365,377
Athene Global Funding, 2.95%, 11/12/2026 (a)	375,000	364,431
AvalonBay Communities, Inc., 3.35%, 05/15/2027	373,000	364,267
Aviation Capital Group LLC, 1.95%, 09/20/2026 (a)	381,000	364,732
Avolon Holdings Funding Ltd., 3.25%, 02/15/2027 (a)	382,000	370,221
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/2026	380,000	364,767
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	365,000	367,480
Bank of Montreal, 1.25%, 09/15/2026	384,000	366,236
Bank of New York Mellon Corp., 2.05%, 01/26/2027 (b)	387,000	372,001

The accompanying notes are an integral part of these financial statements.

4

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Financials — 30.7% (continued)
Bank of Nova Scotia, 5.35%, 12/07/2026	$360,000	$365,491
Barings BDC, Inc., 3.30%, 11/23/2026	377,000	364,846
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	377,000	363,824
BlackRock Funding, Inc., 4.60%, 07/26/2027	364,000	366,602
Blackstone Private Credit Fund, 2.63%, 12/15/2026 (b)	382,000	365,950
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	376,000	362,744
Blue Owl Capital Corp., 2.63%, 01/15/2027	385,000	366,592
Blue Owl Capital Corp. II, 8.45%, 11/15/2026	342,000	359,441
Blue Owl Credit Income Corp., 4.70%, 02/08/2027	375,000	371,378
Blue Owl Technology Finance Corp., 2.50%, 01/15/2027	387,000	366,626
Boston Properties LP, 2.75%, 10/01/2026	376,000	364,062
Brighthouse Financial, Inc., 3.70%, 06/22/2027	374,000	365,638
Brixmor Operating Partnership LP, 3.90%, 03/15/2027	367,000	360,842
Camden Property Trust, 5.85%, 11/03/2026	353,000	360,802
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	359,000	364,526
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	371,000	367,395
Capital One Financial Corp., 4.93% to 05/10/2027 then SOFR + 2.06%, 05/10/2028	361,000	362,192
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027 (a)	359,000	361,800
Cboe Global Markets, Inc., 3.65%, 01/12/2027	371,000	366,234
Charles Schwab Corp., 2.45%, 03/03/2027	378,000	363,844
Citadel LP, 4.88%, 01/15/2027 (a)	370,000	368,629
CNA Financial Corp., 3.45%, 08/15/2027	379,000	369,429
CNO Global Funding, 5.88%, 06/04/2027 (a)	354,000	362,826
Corebridge Financial, Inc., 3.65%, 04/05/2027	370,000	363,066
Crown Castle, Inc., 2.90%, 03/15/2027	376,000	363,457
CubeSmart LP, 3.13%, 09/01/2026	370,000	361,893
Digital Realty Trust LP, 3.70%, 08/15/2027	378,000	370,004
Discover Financial Services, 4.10%, 02/09/2027	376,000	371,527
Eaton Vance Corp., 3.50%, 04/06/2027	370,000	362,628
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	376,000	365,750
EPR Properties, 4.50%, 06/01/2027	369,000	364,739
Equinix, Inc., 2.90%, 11/18/2026	375,000	365,057
Equitable Financial Life Global Funding, 1.40%, 08/27/2027 (a)	397,000	367,345
ERP Operating LP, 2.85%, 11/01/2026	374,000	364,344
Essex Portfolio LP, 3.63%, 05/01/2027	371,000	363,933
F&G Global Funding, 5.88%, 06/10/2027 (a)	356,000	363,248
Federal Realty OP LP, 3.25%, 07/15/2027	378,000	366,893
Fiserv, Inc., 2.25%, 06/01/2027	385,000	366,739

The accompanying notes are an integral part of these financial statements.

5

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Financials — 30.7% (continued)
FS KKR Capital Corp., 3.25%, 07/15/2027	$384,000	$367,319
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/2026 (a)	370,000	362,641
GATX Corp., 5.40%, 03/15/2027	355,000	359,538
Global Payments, Inc., 2.15%, 01/15/2027	388,000	370,446
Goldman Sachs BDC, Inc., 6.38%, 03/11/2027	348,000	356,716
Goldman Sachs Group, Inc., 1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	382,000	365,922
Golub Capital BDC, Inc., 2.05%, 02/15/2027	393,000	370,238
Guardian Life Global Funding, 1.40%, 07/06/2027 (a)	394,000	367,650
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027 (a)	347,000	361,603
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	376,000	367,623
Healthpeak OP LLC, 1.35%, 02/01/2027	396,000	372,829
Hercules Capital, Inc., 3.38%, 01/20/2027 (b)	383,000	369,712
Highwoods Realty LP, 3.88%, 03/01/2027	369,000	361,756
Jackson Financial, Inc., 5.17%, 06/08/2027	360,000	363,689
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	370,000	370,638
KeyCorp, 2.25%, 04/06/2027	384,000	364,836
Kimco Realty OP LLC, 2.80%, 10/01/2026	373,000	363,608
Kite Realty Group LP, 4.00%, 10/01/2026	371,000	367,300
Lazard Group LLC, 3.63%, 03/01/2027	369,000	361,552
Lincoln National Corp., 3.63%, 12/12/2026	371,000	364,942
LPL Holdings, Inc., 5.70%, 05/20/2027	356,000	362,383
M&T Bank Corp., 4.55% to 08/16/2027 then SOFR + 1.78%, 08/16/2028	371,000	370,113
Macquarie Group Ltd., 1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (a)	383,000	365,719
Main Street Capital Corp., 6.50%, 06/04/2027	355,000	362,848
Manulife Financial Corp., 2.48%, 05/19/2027	382,000	366,193
Mastercard, Inc., 3.30%, 03/26/2027	372,000	365,157
Mercury General Corp., 4.40%, 03/15/2027 (b)	371,000	363,989
Mid-America Apartments LP, 3.60%, 06/01/2027	372,000	364,688
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027 (b)	375,000	371,621
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	356,000	360,553
New York Life Global Funding, 5.45%, 09/18/2026 (a)	353,000	359,023
NNN REIT, Inc., 3.60%, 12/15/2026	370,000	364,956
Northern Trust Corp., 4.00%, 05/10/2027	371,000	369,049
Northwestern Mutual Global Funding, 5.07%, 03/25/2027 (a)	356,000	360,747
Oaktree Specialty Lending Corp., 2.70%, 01/15/2027	390,000	370,892
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	363,000	361,006
ORIX Corp., 3.70%, 07/18/2027	374,000	366,944
PayPal Holdings, Inc., 2.65%, 10/01/2026	374,000	364,301

The accompanying notes are an integral part of these financial statements.

6

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Financials — 30.7% (continued)
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.40%, 07/01/2027 (a)	$368,000	$365,229
PNC Financial Services Group, Inc., 6.62% to 10/20/2026 then SOFR + 1.73%, 10/20/2027	348,000	359,188
Principal Financial Group, Inc., 3.10%, 11/15/2026	374,000	364,784
Progressive Corp., 2.50%, 03/15/2027	377,000	364,230
Prologis LP, 2.13%, 04/15/2027	383,000	365,271
Public Storage Operating Co., 1.50%, 11/09/2026	384,000	366,063
Radian Group, Inc., 4.88%, 03/15/2027 (b)	361,000	360,035
Realty Income Corp., 4.13%, 10/15/2026	364,000	361,974
Regency Centers LP, 3.60%, 02/01/2027	378,000	371,472
Reinsurance Group of America, Inc., 3.95%, 09/15/2026	364,000	360,847
Reliance Standard Life Global Funding II, 1.51%, 09/28/2026 (a)	358,000	338,921
RenaissanceRe Finance, Inc., 3.45%, 07/01/2027	375,000	366,066
Royal Bank of Canada, 4.88%, 01/19/2027	363,000	366,128
Sammons Financial Group, Inc., 4.45%, 05/12/2027 (a)	371,000	367,412
Santander Holdings USA, Inc., 4.40%, 07/13/2027	369,000	366,167
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	371,000	367,021
Scentre Group Trust 1 / Scentre Group Trust 2, 3.75%, 03/23/2027 (a)	369,000	361,889
Simon Property Group LP, 3.38%, 06/15/2027	374,000	365,981
Tanger Properties LP, 3.13%, 09/01/2026	371,000	362,593
Toronto-Dominion Bank, 4.11%, 06/08/2027	368,000	364,907
Truist Financial Corp., 4.12% to 06/06/2027 then SOFR + 1.37%, 06/06/2028	368,000	364,739
UDR, Inc., 3.50%, 07/01/2027	376,000	366,658
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	367,000	366,395
Ventas Realty LP, 3.25%, 10/15/2026	371,000	363,139
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	369,000	364,180
Visa, Inc., 1.90%, 04/15/2027	383,000	365,487
WEA Finance LLC, 2.88%, 01/15/2027 (a)	385,000	370,277
Welltower OP LLC, 2.70%, 02/15/2027	383,000	370,697
Westpac Banking Corp., 4.04%, 08/26/2027	365,000	363,849
Willis North America, Inc., 4.65%, 06/15/2027	364,000	364,270
WP Carey, Inc., 4.25%, 10/01/2026	364,000	361,952
		46,725,941

Health Care — 8.4%
Abbott Laboratories, 3.75%, 11/30/2026	371,000	368,354
AbbVie, Inc., 2.95%, 11/21/2026	373,000	364,418
Agilent Technologies, Inc., 3.05%, 09/22/2026	371,000	362,958
Amgen, Inc., 2.20%, 02/21/2027	389,000	372,524

The accompanying notes are an integral part of these financial statements.

7

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Health Care — 8.4% (continued)
Astrazeneca Finance LLC, 4.80%, 02/26/2027	$364,000	$367,656
Baxter International, Inc., 1.92%, 02/01/2027	391,000	372,363
Becton Dickinson & Co., 3.70%, 06/06/2027	371,000	364,747
Bio-Rad Laboratories, Inc., 3.30%, 03/15/2027	373,000	362,776
Bristol-Myers Squibb Co., 4.90%, 02/22/2027	363,000	367,113
Cardinal Health, Inc., 3.41%, 06/15/2027	375,000	365,684
Cigna Group, 3.40%, 03/01/2027	369,000	361,626
CSL Finance PLC, 3.85%, 04/27/2027 (a)	369,000	363,675
CVS Health Corp., 1.30%, 08/21/2027	402,000	369,505
Elevance Health, Inc., 4.50%, 10/30/2026	362,000	362,278
Eli Lilly & Co., 4.50%, 02/09/2027	370,000	372,318
Gilead Sciences, Inc., 2.95%, 03/01/2027	373,000	362,791
HCA, Inc., 3.13%, 03/15/2027	374,000	362,990
Humana, Inc., 1.35%, 02/03/2027	397,000	372,628
Illumina, Inc., 4.65%, 09/09/2026	360,000	359,914
Johnson & Johnson, 2.95%, 03/03/2027	371,000	362,586
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	373,000	363,969
Merck & Co., Inc., 1.70%, 06/10/2027	388,000	367,229
Novartis Capital Corp., 2.00%, 02/14/2027	388,000	372,476
Pfizer, Inc., 3.00%, 12/15/2026	374,000	365,974
Providence St Joseph Health Obligated Group, 2.75%, 10/01/2026	374,000	363,997
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	374,000	367,616
Smith & Nephew PLC, 5.15%, 03/20/2027	356,000	359,424
Solventum Corp., 5.45%, 02/25/2027	361,000	366,877
SSM Health Care Corp., 3.82%, 06/01/2027	370,000	364,483
Stryker Corp., 4.55%, 02/10/2027	369,000	369,698
Thermo Fisher Scientific, Inc., 5.00%, 12/05/2026	360,000	363,725
UnitedHealth Group, Inc., 3.45%, 01/15/2027	372,000	366,069
Universal Health Services, Inc., 1.65%, 09/01/2026	382,000	364,596
Viatris, Inc., 2.30%, 06/22/2027	388,000	365,878
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027	368,000	369,060
		12,809,975

Industrials — 9.4%
3M Co., 2.25%, 09/19/2026	382,000	369,615
AGCO Corp., 5.45%, 03/21/2027	355,000	359,884
Amphenol Corp., 5.05%, 04/05/2027	356,000	360,346
Boeing Co., 5.04%, 05/01/2027	360,000	361,316

The accompanying notes are an integral part of these financial statements.

8

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Industrials — 9.4% (continued)
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	$374,000	$365,829
Canadian Pacific Railway Co., 1.75%, 12/02/2026	384,000	366,402
Carrier Global Corp., 2.49%, 02/15/2027	385,000	370,713
Caterpillar Financial Services Corp., 5.00%, 05/14/2027	358,000	363,332
CSX Corp., 3.25%, 06/01/2027 (b)	374,000	364,764
Element Fleet Management Corp., 5.64%, 03/13/2027 (a)	353,000	359,228
Emerson Electric Co., 0.88%, 10/15/2026	387,000	366,361
General Dynamics Corp., 3.50%, 04/01/2027	371,000	365,186
Hexcel Corp., 4.20%, 02/15/2027 (d)	378,000	372,896
Honeywell International, Inc., 2.50%, 11/01/2026	376,000	365,052
Howmet Aerospace, Inc., 5.90%, 02/01/2027	362,000	370,010
Hubbell, Inc., 3.15%, 08/15/2027	382,000	369,326
Illinois Tool Works, Inc., 2.65%, 11/15/2026	374,000	365,266
Ingersoll Rand, Inc., 5.20%, 06/15/2027	359,000	364,019
John Deere Capital Corp., 4.20%, 07/15/2027	367,000	366,273
Keysight Technologies, Inc., 4.60%, 04/06/2027	361,000	361,272
L3Harris Technologies, Inc., 5.40%, 01/15/2027	360,000	365,092
Lennox International, Inc., 1.70%, 08/01/2027	396,000	369,206
Norfolk Southern Corp., 7.80%, 05/15/2027	337,000	360,091
Northrop Grumman Corp., 3.20%, 02/01/2027	380,000	371,670
Otis Worldwide Corp., 2.29%, 04/05/2027	382,000	364,841
PACCAR Financial Corp., 4.45%, 08/06/2027	367,000	368,617
Parker-Hannifin Corp., 3.25%, 03/01/2027	370,000	362,267
Quanta Services, Inc., 4.75%, 08/09/2027	369,000	369,589
RTX Corp., 5.75%, 11/08/2026	355,000	361,872
Ryder System, Inc., 2.85%, 03/01/2027	376,000	363,456
Textron, Inc., 3.65%, 03/15/2027	369,000	361,912
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/2027 (a)	372,000	363,454
Tyco Electronics Group SA, 3.13%, 08/15/2027	381,000	369,553
Union Pacific Corp., 2.15%, 02/05/2027	387,000	372,013
United Parcel Service, Inc., 2.40%, 11/15/2026	377,000	365,542
Veralto Corp., 5.50%, 09/18/2026	354,000	358,734
Waste Management, Inc., 4.95%, 07/03/2027	360,000	365,148
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026	371,000	364,252
Xylem, Inc., 3.25%, 11/01/2026	371,000	363,675
		14,248,074

The accompanying notes are an integral part of these financial statements.

9

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Materials — 6.0%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	$386,000	$366,469
Albemarle Corp., 4.65%, 06/01/2027	366,000	363,766
Bayport Polymers LLC, 4.74%, 04/14/2027 (a)	363,000	361,367
Berry Global, Inc., 1.65%, 01/15/2027	389,000	367,134
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2026	354,000	358,501
CCL Industries, Inc., 3.25%, 10/01/2026 (a)	371,000	363,578
CF Industries, Inc., 4.50%, 12/01/2026 (a)	371,000	369,356
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.40%, 12/01/2026 (a)	372,000	365,623
Ecolab, Inc., 2.70%, 11/01/2026	374,000	364,523
FMC Corp., 3.20%, 10/01/2026	373,000	363,045
Georgia-Pacific LLC, 2.10%, 04/30/2027 (a)	384,000	365,488
Glencore Funding LLC, 4.00%, 03/27/2027 (a)	372,000	367,572
Kinross Gold Corp., 4.50%, 07/15/2027	368,000	365,918
LYB International Finance II BV, 3.50%, 03/02/2027	369,000	361,570
Martin Marietta Materials, Inc., 3.45%, 06/01/2027	374,000	364,981
Nucor Corp., 4.30%, 05/23/2027	365,000	364,180
Nutrien Ltd., 4.00%, 12/15/2026	371,000	367,119
Owens Corning, 5.50%, 06/15/2027	357,000	363,725
RPM International, Inc., 3.75%, 03/15/2027	368,000	361,632
Sealed Air Corp., 1.57%, 10/15/2026 (a)	385,000	365,574
Sherwin-Williams Co., 3.45%, 06/01/2027	373,000	365,143
Sonoco Products Co., 4.45%, 09/01/2026	362,000	360,901
Steel Dynamics, Inc., 5.00%, 12/15/2026	363,000	362,688
Suzano International Finance BV, 5.50%, 01/17/2027 (b)	366,000	369,632
Vulcan Materials Co., 3.90%, 04/01/2027	371,000	366,261
		9,115,746

Technology — 7.7%
Adobe, Inc., 2.15%, 02/01/2027	386,000	371,214
Analog Devices, Inc., 3.50%, 12/05/2026	370,000	364,876
Apple, Inc., 3.35%, 02/09/2027	377,000	371,823
Applied Materials, Inc., 3.30%, 04/01/2027	370,000	362,703
Autodesk, Inc., 3.50%, 06/15/2027	374,000	365,440
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	375,000	370,951
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	379,000	365,074
CGI, Inc., 1.45%, 09/14/2026	383,000	365,791
Cisco Systems, Inc., 4.80%, 02/26/2027	364,000	368,146

The accompanying notes are an integral part of these financial statements.

10

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Technology — 7.7% (continued)
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	$359,000	$360,606
DXC Technology Co., 1.80%, 09/15/2026	382,000	365,163
FactSet Research Systems, Inc., 2.90%, 03/01/2027	375,000	362,974
Hewlett Packard Enterprise Co., 4.45%, 09/25/2026	361,000	360,541
HP, Inc., 3.00%, 06/17/2027	379,000	365,761
Intel Corp., 3.75%, 08/05/2027	377,000	369,374
Intuit, Inc., 5.25%, 09/15/2026	354,000	358,986
Jabil, Inc., 4.25%, 05/15/2027	371,000	368,177
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	381,000	365,461
Micron Technology, Inc., 4.19%, 02/15/2027	375,000	372,344
Microsoft Corp., 3.30%, 02/06/2027	377,000	371,391
NetApp, Inc., 2.38%, 06/22/2027	385,000	366,897
Nokia Oyj, 4.38%, 06/12/2027	369,000	364,787
NVIDIA Corp., 3.20%, 09/16/2026	371,000	365,809
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.40%, 06/01/2027	365,000	363,723
Oracle Corp., 2.80%, 04/01/2027	381,000	367,856
QUALCOMM, Inc., 3.25%, 05/20/2027	373,000	365,286
Roper Technologies, Inc., 3.80%, 12/15/2026	374,000	369,411
S&P Global, Inc., 2.45%, 03/01/2027	377,000	363,064
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027 (b)	370,000	363,149
Texas Instruments, Inc., 4.60%, 02/08/2027	369,000	371,767
VMware LLC, 3.90%, 08/21/2027	376,000	369,188
Workday, Inc., 3.50%, 04/01/2027	370,000	362,494
		11,720,227

Utilities — 8.2%
AEP Transmission Co. LLC, 3.10%, 12/01/2026	374,000	365,433
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (a)	360,000	363,516
Ameren Corp., 5.70%, 12/01/2026	357,000	363,168
APA Infrastructure Ltd., 4.25%, 07/15/2027 (a)	369,000	366,050
Atmos Energy Corp., 3.00%, 06/15/2027	377,000	366,111
Black Hills Corp., 3.15%, 01/15/2027	380,000	369,618
Boston Gas Co., 3.15%, 08/01/2027 (a)	383,000	368,452
CenterPoint Energy Houston Electric LLC, 3.00%, 02/01/2027	379,000	368,821
CMS Energy Corp., 3.45%, 08/15/2027	378,000	369,086
DTE Energy Co., 4.95%, 07/01/2027	362,000	364,876
Duke Energy Corp., 2.65%, 09/01/2026	373,000	363,211

The accompanying notes are an integral part of these financial statements.

11

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.6% (continued)
Utilities — 8.2% (continued)
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (a)	$381,000	$368,978
Edison International, 5.75%, 06/15/2027 (b)	366,000	366,721
Entergy Corp., 2.95%, 09/01/2026	376,000	367,253
Essential Utilities, Inc., 4.80%, 08/15/2027	367,000	369,142
Evergy Kansas Central, Inc., 3.10%, 04/01/2027	373,000	363,601
Exelon Corp., 2.75%, 03/15/2027	377,000	363,518
FirstEnergy Corp., 3.90%, 07/15/2027 (d)	373,000	365,549
Fortis, Inc., 3.06%, 10/04/2026	373,000	363,918
Georgia Power Co., 5.00%, 02/23/2027	362,000	366,002
MidAmerican Energy Co., 3.10%, 05/01/2027	374,000	364,621
National Fuel Gas Co., 5.50%, 10/01/2026	356,000	360,138
National Rural Utilities Cooperative Finance Corp., 4.80%, 02/05/2027	369,000	371,807
New York State Electric & Gas Corp., 3.25%, 12/01/2026 (a)	375,000	365,988
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	371,000	363,487
NiSource, Inc., 3.49%, 05/15/2027	373,000	364,963
NSTAR Electric Co., 3.20%, 05/15/2027	375,000	365,062
Pacific Gas and Electric Co., 3.30%, 03/15/2027	374,000	362,758
Public Service Electric and Gas Co., 3.00%, 05/15/2027	375,000	364,152
Sempra, 3.25%, 06/15/2027	377,000	365,383
Virginia Electric and Power Co., 3.50%, 03/15/2027	369,000	362,432
Vistra Operations Co. LLC, 3.70%, 01/30/2027 (a)	380,000	371,796
WEC Energy Group, Inc., 5.60%, 09/12/2026	353,000	358,660
Xcel Energy, Inc., 1.75%, 03/15/2027	386,000	365,125
		12,429,396
TOTAL CORPORATE BONDS (Cost $149,294,457)		149,799,981

The accompanying notes are an integral part of these financial statements.

12

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2025 (Unaudited)

	Units	Value
SHORT-TERM INVESTMENTS — 2.4%
Investments Purchased with Proceeds from Securities Lending — 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (e)	3,600,829	$3,600,829
TOTAL SHORT-TERM INVESTMENTS (Cost $3,600,829)		3,600,829

TOTAL INVESTMENTS — 101.0% (Cost $152,896,180)		$153,400,810
Liabilities in Excess of Other Assets — (1.0)%		(1,478,645)
TOTAL NET ASSETS — 100.0%		$151,922,165

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $19,344,611 or 12.7% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $3,366,239 which represented 2.2% of the Fund’s net assets.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(d)	Step coupon bond. The rate disclosed is as of February 28, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

13

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9%
Communications — 3.9%
Alphabet, Inc., 0.80%, 08/15/2027	$395,000	$364,661
AT&T, Inc., 1.65%, 02/01/2028	400,000	368,773
Booking Holdings, Inc., 3.55%, 03/15/2028	370,000	360,885
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 03/15/2028	369,000	360,885
Comcast Corp., 3.15%, 02/15/2028	381,000	367,515
Cox Communications, Inc., 3.50%, 08/15/2027 (a)	377,000	366,574
Discovery Communications LLC, 3.95%, 03/20/2028	374,000	360,355
Expedia Group, Inc., 3.80%, 02/15/2028	375,000	365,438
Meta Platforms, Inc.
3.50%, 08/15/2027	373,000	366,954
4.60%, 05/15/2028	348,000	351,793
Netflix, Inc., 4.88%, 04/15/2028	357,000	361,721
Paramount Global, 3.38%, 02/15/2028	384,000	367,585
TELUS Corp., 3.70%, 09/15/2027	369,000	361,358
T-Mobile USA, Inc., 2.05%, 02/15/2028	396,000	369,523
Uber Technologies, Inc., 7.50%, 09/15/2027 (a)	350,000	352,224
Verizon Communications, Inc., 2.10%, 03/22/2028	390,000	363,090
Vodafone Group PLC, 4.38%, 05/30/2028	365,000	367,040
Walt Disney Co., 2.20%, 01/13/2028	387,000	365,737
		6,542,111

Consumer Discretionary — 7.9%
Amazon.com, Inc.
3.15%, 08/22/2027	370,000	360,810
1.65%, 05/12/2028	384,000	354,908
American Honda Finance Corp., 5.13%, 07/07/2028	359,000	365,571
Automatic Data Processing, Inc., 1.70%, 05/15/2028 (b)	396,000	366,522
AutoNation, Inc.
3.80%, 11/15/2027	371,000	361,939
1.95%, 08/01/2028	394,000	356,754
AutoZone, Inc., 4.50%, 02/01/2028	365,000	365,424
Block Financial LLC, 2.50%, 07/15/2028	395,000	365,572
BMW US Capital LLC
3.75%, 04/12/2028 (a)	374,000	365,251
5.05%, 08/11/2028 (a)	352,000	356,101
Carnival Corp., 4.00%, 08/01/2028 (a)	370,000	355,551
Darden Restaurants, Inc., 4.35%, 10/15/2027	363,000	360,501

The accompanying notes are an integral part of these financial statements.

14

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Consumer Discretionary — 7.9% (continued)
Delta Air Lines, Inc., 4.38%, 04/19/2028	$366,000	$359,792
DR Horton, Inc., 1.40%, 10/15/2027	395,000	364,814
eBay, Inc., 5.95%, 11/22/2027 (b)	349,000	361,404
ERAC USA Finance LLC, 4.60%, 05/01/2028 (a)	361,000	361,853
General Motors Financial Co., Inc., 5.80%, 06/23/2028	354,000	363,440
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028 (a)	346,000	356,215
Hasbro, Inc., 3.50%, 09/15/2027	372,000	361,091
Home Depot, Inc., 2.80%, 09/14/2027	375,000	362,009
Hyundai Capital America, 5.68%, 06/26/2028 (a)	356,000	365,067
Lear Corp., 3.80%, 09/15/2027	368,000	360,136
Leggett & Platt, Inc., 3.50%, 11/15/2027	379,000	362,455
Lennar Corp., 4.75%, 11/29/2027	362,000	363,233
LKQ Corp., 5.75%, 06/15/2028 (b)	355,000	364,835
Lowe’s Cos., Inc., 1.30%, 04/15/2028	403,000	365,558
Marriott International, Inc., 5.00%, 10/15/2027	356,000	360,021
Masco Corp., 1.50%, 02/15/2028	401,000	366,817
Mattel, Inc., 5.88%, 12/15/2027 (a)	360,000	361,511
McDonald’s Corp., 3.80%, 04/01/2028	368,000	361,263
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	367,000	358,817
Southwest Airlines Co., 3.45%, 11/16/2027	375,000	363,557
Stanley Black & Decker, Inc., 6.00%, 03/06/2028	343,000	357,244
Starbucks Corp., 3.50%, 03/01/2028	371,000	362,208
TJX Cos., Inc., 1.15%, 05/15/2028	403,000	365,355
Toll Brothers Finance Corp., 4.35%, 02/15/2028	371,000	366,796
Toyota Motor Credit Corp., 4.35%, 10/08/2027	361,000	361,003
		13,391,398

Consumer Staples — 8.0%
7-Eleven, Inc., 1.30%, 02/10/2028 (a)	409,000	371,124
Altria Group, Inc., 4.88%, 02/04/2028	353,000	355,745
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 04/13/2028	366,000	362,820
BAT Capital Corp.
3.56%, 08/15/2027	376,000	366,755
2.26%, 03/25/2028	379,000	353,216
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	368,000	361,025
Cargill, Inc., 4.63%, 02/11/2028 (a)	354,000	355,922
Church & Dwight Co., Inc., 3.15%, 08/01/2027	375,000	365,203
Clorox Co., 3.90%, 05/15/2028	370,000	363,365

The accompanying notes are an integral part of these financial statements.

15

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Consumer Staples — 8.0% (continued)
Coca-Cola Co., 1.00%, 03/15/2028	$402,000	$365,831
Colgate-Palmolive Co., 4.60%, 03/01/2028	354,000	359,436
Conagra Brands, Inc., 1.38%, 11/01/2027	398,000	364,423
Constellation Brands, Inc., 3.60%, 02/15/2028	378,000	367,172
Dollar General Corp., 4.63%, 11/01/2027	360,000	360,038
Dollar Tree, Inc., 4.20%, 05/15/2028	370,000	363,940
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	364,000	362,860
General Mills, Inc., 4.20%, 04/17/2028	366,000	362,379
Heineken NV, 3.50%, 01/29/2028 (a)	377,000	366,891
Hershey Co.
4.55%, 02/24/2028	354,000	356,823
4.25%, 05/04/2028	362,000	362,078
Hormel Foods Corp., 1.70%, 06/03/2028	399,000	366,212
J M Smucker Co., 3.38%, 12/15/2027	374,000	363,524
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.13%, 02/01/2028	362,000	365,631
Kellanova, 4.30%, 05/15/2028	366,000	364,032
Kenvue, Inc., 5.05%, 03/22/2028	353,000	359,667
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	363,000	363,162
Kimberly-Clark Corp., 1.05%, 09/15/2027	395,000	363,976
Kroger Co., 3.70%, 08/01/2027	371,000	364,400
Mars, Inc., 4.55%, 04/20/2028 (a)	362,000	361,703
McCormick & Co., Inc., 3.40%, 08/15/2027	376,000	366,754
Mondelez International, Inc., 4.13%, 05/07/2028	367,000	363,157
PepsiCo, Inc., 3.00%, 10/15/2027	374,000	363,100
Philip Morris International, Inc., 4.88%, 02/15/2028	362,000	366,561
Procter & Gamble Co.
2.85%, 08/11/2027	382,000	370,327
3.95%, 01/26/2028	357,000	355,526
The Campbell’s Co., 4.15%, 03/15/2028	368,000	363,629
Walmart, Inc., 3.70%, 06/26/2028	370,000	365,336
		13,433,743

Energy — 8.4%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/2027 (b)	375,000	365,198
BP Capital Markets PLC, 3.28%, 09/19/2027	370,000	359,776
Chevron USA, Inc.
1.02%, 08/12/2027 (b)	397,000	367,791
3.85%, 01/15/2028	358,000	356,024

The accompanying notes are an integral part of these financial statements.

16

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Energy — 8.4% (continued)
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (a)	$344,000	$356,525
Continental Resources, Inc., 4.38%, 01/15/2028 (b)	372,000	366,371
Devon Energy Corp., 5.25%, 10/15/2027	358,000	358,486
Enbridge, Inc., 6.25% to 03/01/2028 then 3 mo. Term SOFR + 3.90%, 03/01/2078	359,000	356,730
Energy Transfer LP, 5.55%, 02/15/2028	357,000	365,439
Eni USA, Inc., 7.30%, 11/15/2027	339,000	360,887
EnLink Midstream LLC, 5.63%, 01/15/2028 (a)	358,000	364,206
Enterprise Products Operating LLC
5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077	370,000	364,122
5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	362,000	354,776
EQT Corp., 3.90%, 10/01/2027	369,000	362,707
Equinor ASA, 7.25%, 09/23/2027	332,000	356,272
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	377,000	362,041
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (a)	361,000	360,768
HF Sinclair Corp., 5.00%, 02/01/2028	365,000	365,076
Kinder Morgan, Inc., 4.30%, 03/01/2028 (b)	361,000	358,101
Marathon Petroleum Corp., 3.80%, 04/01/2028 (b)	373,000	364,376
MPLX LP, 4.00%, 03/15/2028	368,000	360,895
NGPL PipeCo LLC, 4.88%, 08/15/2027 (a)	367,000	365,985
Occidental Petroleum Corp., 5.00%, 08/01/2027	362,000	363,375
ONEOK, Inc., 4.25%, 09/24/2027	363,000	359,498
Ovintiv, Inc., 5.65%, 05/15/2028	354,000	362,990
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028 (b)	378,000	366,223
Phillips 66, 3.90%, 03/15/2028	368,000	360,358
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (a)	373,000	366,284
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	366,000	361,303
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (a)	371,000	363,770
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (a)	358,000	358,296
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	364,000	364,308
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (a)	378,000	367,185
TransCanada PipeLines Ltd., 4.25%, 05/15/2028	368,000	363,034
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028	368,000	360,926
Valero Energy Corp., 4.35%, 06/01/2028	367,000	363,537
Western Midstream Operating LP, 4.50%, 03/01/2028	364,000	360,617
Williams Cos., Inc., 5.30%, 08/15/2028	349,000	355,976
Woodside Finance Ltd., 3.70%, 03/15/2028 (a)	375,000	362,705
		14,112,937

The accompanying notes are an integral part of these financial statements.

17

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Financials — 28.2%
Agree LP, 2.00%, 06/15/2028	$398,000	$366,187
Air Lease Corp., 5.30%, 02/01/2028	359,000	365,191
Aircastle Ltd., 2.85%, 01/26/2028 (a)	388,000	366,676
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2028	373,000	366,730
Ally Financial, Inc., 6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029 (b)	344,000	362,029
American Express Co., 5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029 (b)	359,000	367,061
American Homes 4 Rent LP, 4.25%, 02/15/2028	372,000	367,331
American International Group, Inc., 4.20%, 04/01/2028	366,000	361,242
American Tower Corp., 5.50%, 03/15/2028	351,000	359,417
Andrew W Mellon Foundation, 0.95%, 08/01/2027	398,000	367,128
Ares Capital Corp., 2.88%, 06/15/2028	392,000	366,243
Ares Strategic Income Fund, 5.70%, 03/15/2028 (a)	360,000	362,620
Arthur J Gallagher & Co., 4.60%, 12/15/2027	363,000	363,461
Assurant, Inc., 4.90%, 03/27/2028	358,000	360,119
Athene Holding Ltd., 4.13%, 01/12/2028 (b)	370,000	364,990
AvalonBay Communities, Inc., 3.20%, 01/15/2028	378,000	365,733
Aviation Capital Group LLC, 3.50%, 11/01/2027 (a)	376,000	362,269
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027 (a)	389,000	364,111
AXIS Specialty Finance PLC, 4.00%, 12/06/2027	371,000	365,051
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	377,000	364,150
Bank of Montreal, 3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032	377,000	364,605
Bank of New York Mellon Corp., 5.80% to 10/25/2027 then SOFR + 1.80%, 10/25/2028	349,000	360,769
Bank of Nova Scotia
4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028	361,000	358,924
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029	356,000	358,329
BGC Group, Inc., 8.00%, 05/25/2028	337,000	361,400
Blackstone Holdings Finance Co. LLC
5.90%, 11/03/2027 (a)	348,000	359,390
1.63%, 08/05/2028 (a)	393,000	356,581
Blackstone Private Credit Fund, 4.95%, 09/26/2027 (a)	362,000	359,322
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	360,000	360,695
Blue Owl Capital Corp., 2.88%, 06/11/2028	396,000	365,267
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	339,000	362,684
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028 (a)	363,000	365,737
Boston Properties LP, 6.75%, 12/01/2027	346,000	362,086
Brighthouse Financial Global Funding, 2.00%, 06/28/2028 (a)	404,000	366,700
Brixmor Operating Partnership LP, 2.25%, 04/01/2028	393,000	364,485
Brookfield Finance, Inc., 3.90%, 01/25/2028	373,000	366,503

The accompanying notes are an integral part of these financial statements.

18

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Financials — 28.2% (continued)
Canadian Imperial Bank of Commerce, 5.00%, 04/28/2028	$358,000	$362,642
Capital One Financial Corp., 6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	348,000	362,547
Charles Schwab Corp., 2.00%, 03/20/2028	392,000	364,990
Cincinnati Financial Corp., 6.92%, 05/15/2028	337,000	361,325
Citigroup, Inc., 4.45%, 09/29/2027	363,000	360,702
CME Group, Inc., 3.75%, 06/15/2028	371,000	365,121
CNA Financial Corp., 3.45%, 08/15/2027	375,000	365,530
CNO Global Funding, 4.88%, 12/10/2027 (a)	362,000	362,494
Commonwealth Bank of Australia, 3.90%, 03/16/2028 (a)	366,000	362,630
Corebridge Global Funding
4.65%, 08/20/2027 (a)	358,000	358,979
4.90%, 01/07/2028 (a)	352,000	355,010
Crown Castle, Inc., 5.00%, 01/11/2028	362,000	365,100
Digital Realty Trust LP
3.70%, 08/15/2027	374,000	366,088
5.55%, 01/15/2028	346,000	353,805
DOC DR LLC, 3.95%, 01/15/2028	373,000	365,919
Empower Finance 2020 LP, 1.36%, 09/17/2027 (a)	398,000	366,018
EPR Properties, 4.95%, 04/15/2028	364,000	361,814
Equinix, Inc., 1.55%, 03/15/2028	399,000	364,711
Equitable Holdings, Inc., 4.35%, 04/20/2028	366,000	362,083
ERP Operating LP, 3.50%, 03/01/2028	372,000	361,651
Essex Portfolio LP, 1.70%, 03/01/2028	397,000	364,096
Extra Space Storage LP, 5.70%, 04/01/2028	350,000	360,056
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	348,000	364,584
Fairfax Financial Holdings Ltd., 4.85%, 04/17/2028	361,000	361,251
Federal Realty OP LP, 5.38%, 05/01/2028	355,000	361,871
Fidelity National Financial, Inc., 4.50%, 08/15/2028	360,000	356,381
Fidelity National Information Services, Inc., 1.65%, 03/01/2028 (b)	397,000	364,150
Fifth Third Bancorp, 6.34% (SOFR + 2.34%), 07/27/2029	350,000	366,506
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	346,000	359,043
Fiserv, Inc., 5.45%, 03/02/2028 (b)	350,000	358,381
GATX Corp., 3.50%, 03/15/2028	375,000	362,403
Global Payments, Inc.
4.95%, 08/15/2027	363,000	365,666
4.45%, 06/01/2028	356,000	353,113
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/2028	356,000	362,535
Goldman Sachs Group, Inc., 4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	368,000	362,854

The accompanying notes are an integral part of these financial statements.

19

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Financials — 28.2% (continued)
Goodman US Finance Three LLC, 3.70%, 03/15/2028 (a)	$377,000	$364,764
Guardian Life Global Funding, 1.25%, 11/19/2027 (a)	398,000	365,626
Highwoods Realty LP, 4.13%, 03/15/2028	370,000	360,522
HPS Corporate Lending Fund, 5.45%, 01/14/2028 (a)	365,000	366,049
Huntington Bancshares, Inc.
4.44% (SOFR + 1.97%), 08/04/2028	367,000	364,924
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	341,000	355,692
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	355,000	366,079
JPMorgan Chase & Co., 5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029	359,000	365,759
Kimco Realty OP LLC, 1.90%, 03/01/2028	392,000	362,524
Lincoln National Corp., 3.80%, 03/01/2028	374,000	365,118
LPL Holdings, Inc., 4.63%, 11/15/2027 (a)	367,000	362,503
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028 (a)(b)	340,000	355,578
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. LIBOR US + 1.37%, 11/28/2028 (a)(c)	374,000	364,045
Markel Group, Inc., 3.50%, 11/01/2027	372,000	363,061
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	361,000	361,485
Mastercard, Inc., 4.10%, 01/15/2028 (b)	366,000	365,040
MGIC Investment Corp., 5.25%, 08/15/2028	359,000	355,289
Mid-America Apartments LP, 4.20%, 06/15/2028	369,000	364,658
Mitsubishi UFJ Financial Group, Inc., 3.96%, 03/02/2028	366,000	361,036
Morgan Stanley, 3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	375,000	366,036
Nasdaq, Inc., 5.35%, 06/28/2028	357,000	365,717
New Mountain Finance Corp., 6.20%, 10/15/2027	353,000	357,146
New York Life Global Funding, 4.85%, 01/09/2028 (a)	361,000	365,038
NNN REIT, Inc., 3.50%, 10/15/2027	372,000	362,119
Northern Trust Corp., 3.65%, 08/03/2028	364,000	355,641
Northwestern Mutual Global Funding, 4.90%, 06/12/2028 (a)	360,000	364,033
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	366,000	365,149
ORIX Corp., 5.00%, 09/13/2027 (b)	355,000	358,751
Pacific Life Global Funding II, 1.45%, 01/20/2028 (a)	399,000	367,558
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.55%, 05/01/2028 (a)	353,000	360,958
6.05%, 08/01/2028 (a)	342,000	355,238
Piedmont Operating Partnership LP, 9.25%, 07/20/2028	330,000	364,568
Principal Life Global Funding II
4.60%, 08/19/2027 (a)(b)	357,000	358,013
4.80%, 01/09/2028 (a)	352,000	354,487
Prologis LP, 4.88%, 06/15/2028	360,000	364,702

The accompanying notes are an integral part of these financial statements.

20

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Financials — 28.2% (continued)
Prudential Financial, Inc., 3.88%, 03/27/2028	$368,000	$361,792
Public Storage Operating Co., 1.85%, 05/01/2028	395,000	365,512
Realty Income Corp., 3.40%, 01/15/2028	377,000	365,761
Regency Centers LP, 4.13%, 03/15/2028	366,000	360,951
Regions Financial Corp., 1.80%, 08/12/2028	392,000	356,246
Rexford Industrial Realty LP, 5.00%, 06/15/2028	362,000	364,276
Rheinland-Pfalz Bank, 6.88%, 02/23/2028 (a)(d)	297,000	314,810
Royal Bank of Canada, 4.97% to 01/24/2028 then SOFR + 0.83%, 01/24/2029 (b)	362,000	365,453
Sammons Financial Group Global Funding, 5.05%, 01/10/2028 (a)	363,000	365,588
Santander Holdings USA, Inc., 6.50% to 03/09/2028 then SOFR + 2.36%, 03/09/2029	344,000	358,158
Simon Property Group LP, 1.75%, 02/01/2028	396,000	367,820
Sixth Street Specialty Lending, Inc., 6.95%, 08/14/2028	340,000	356,394
State Street Corp., 4.33%, 10/22/2027	361,000	360,952
Store Capital LLC, 4.50%, 03/15/2028	367,000	360,692
Synchrony Financial, 3.95%, 12/01/2027 (b)	373,000	363,697
Truist Financial Corp., 4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029	363,000	364,855
UDR, Inc., 3.50%, 01/15/2028	378,000	365,891
Ventas Realty LP, 4.00%, 03/01/2028	367,000	360,618
VICI Properties LP, 4.75%, 02/15/2028	366,000	366,372
Visa, Inc., 2.75%, 09/15/2027	375,000	361,478
Voya Financial, Inc., 4.70% to 01/23/2028 then 3 mo. LIBOR US + 2.08%, 01/23/2048 (c)	384,000	364,643
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	357,000	366,055
Welltower OP LLC, 4.25%, 04/15/2028	366,000	362,303
Westpac Banking Corp., 5.46%, 11/18/2027	352,000	362,386
Weyerhaeuser Co., 6.95%, 10/01/2027	338,000	357,455
		47,448,329

Health Care — 9.2%
Abbott Laboratories, 1.15%, 01/30/2028	398,000	366,503
AbbVie, Inc., 4.65%, 03/15/2028	355,000	357,178
Advocate Health & Hospitals Corp., 3.83%, 08/15/2028	364,000	356,711
Agilent Technologies, Inc., 4.20%, 09/09/2027	362,000	359,945
Amgen, Inc., 5.15%, 03/02/2028	352,000	357,836
Astrazeneca Finance LLC, 1.75%, 05/28/2028 (b)	398,000	366,872
Bayer Corp., 6.65%, 02/15/2028 (a)	351,000	366,025
Becton Dickinson & Co., 4.69%, 02/13/2028	365,000	366,432
Bon Secours Mercy Health, Inc., 4.30%, 07/01/2028	369,000	365,845
Boston Scientific Corp., 4.00%, 03/01/2028	366,000	361,112

The accompanying notes are an integral part of these financial statements.

21

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Health Care — 9.2% (continued)
Bristol-Myers Squibb Co., 3.90%, 02/20/2028 (b)	$367,000	$363,259
Cencora, Inc., 3.45%, 12/15/2027	375,000	363,962
Centene Corp., 4.25%, 12/15/2027	375,000	364,896
CHRISTUS Health, 4.34%, 07/01/2028	369,000	365,838
Cigna Group, 3.05%, 10/15/2027	376,000	363,233
CommonSpirit Health, 6.07%, 11/01/2027	348,000	360,073
CVS Health Corp., 4.30%, 03/25/2028	367,000	361,414
Edwards Lifesciences Corp., 4.30%, 06/15/2028	369,000	365,531
Elevance Health, Inc., 3.65%, 12/01/2027	370,000	362,145
Eli Lilly & Co.
4.15%, 08/14/2027	366,000	365,801
4.55%, 02/12/2028	354,000	356,676
Gilead Sciences, Inc., 1.20%, 10/01/2027 (b)	396,000	364,752
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	369,000	364,202
HCA, Inc., 5.20%, 06/01/2028	359,000	363,371
Humana, Inc., 5.75%, 03/01/2028	348,000	357,538
Illumina, Inc., 5.75%, 12/13/2027	353,000	361,633
Johnson & Johnson, 0.95%, 09/01/2027	394,000	364,583
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	368,000	360,129
McKesson Corp., 4.90%, 07/15/2028	361,000	366,492
Medtronic Global Holdings SCA, 4.25%, 03/30/2028	362,000	360,995
Merck & Co., Inc., 4.05%, 05/17/2028	365,000	363,764
Mylan, Inc., 4.55%, 04/15/2028	365,000	361,021
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	363,000	363,476
Quest Diagnostics, Inc., 4.60%, 12/15/2027	362,000	363,420
Royalty Pharma PLC, 1.75%, 09/02/2027	390,000	363,297
Sanofi SA, 3.63%, 06/19/2028	373,000	365,392
SSM Health Care Corp., 4.89%, 06/01/2028	360,000	363,056
Stryker Corp.
4.70%, 02/10/2028	355,000	357,073
3.65%, 03/07/2028	369,000	360,135
Sutter Health, 3.70%, 08/15/2028	366,000	356,034
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027	358,000	361,944
UnitedHealth Group, Inc., 3.85%, 06/15/2028 (b)	372,000	365,270
Zoetis, Inc., 3.00%, 09/12/2027	375,000	362,099
		15,586,963

The accompanying notes are an integral part of these financial statements.

22

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Industrials — 11.0%
3M Co., 2.88%, 10/15/2027	$377,000	$363,153
ABB Finance USA, Inc., 3.80%, 04/03/2028	366,000	360,218
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	372,000	362,186
Boeing Co., 3.25%, 02/01/2028	382,000	364,975
Canadian National Railway Co., 6.90%, 07/15/2028	340,000	364,490
Canadian Pacific Railway Co., 4.00%, 06/01/2028	370,000	363,854
Caterpillar Financial Services Corp., 4.60%, 11/15/2027	359,000	361,684
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028	368,000	362,415
CNH Industrial Capital LLC, 4.55%, 04/10/2028	363,000	362,025
CNH Industrial NV, 3.85%, 11/15/2027	370,000	362,528
CSX Corp., 3.80%, 03/01/2028	367,000	360,549
Eaton Corp., 3.10%, 09/15/2027	372,000	360,936
Emerson Electric Co., 1.80%, 10/15/2027	388,000	364,118
FedEx Corp., 3.40%, 02/15/2028 (a)	369,000	354,330
General Dynamics Corp., 3.75%, 05/15/2028	371,000	363,967
HEICO Corp., 5.25%, 08/01/2028	349,000	355,786
Honeywell International, Inc., 4.95%, 02/15/2028	360,000	366,385
Howmet Aerospace, Inc., 6.75%, 01/15/2028	344,000	363,626
Hubbell, Inc., 3.50%, 02/15/2028	379,000	367,062
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	376,000	363,385
Ingersoll Rand, Inc., 5.40%, 08/14/2028	348,000	356,640
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	340,000	356,790
John Deere Capital Corp., 4.95%, 07/14/2028	359,000	366,129
Kennametal, Inc., 4.63%, 06/15/2028	366,000	365,721
Kirby Corp., 4.20%, 03/01/2028	367,000	360,793
L3Harris Technologies, Inc., 4.40%, 06/15/2028	367,000	363,881
Lennox International, Inc., 1.70%, 08/01/2027	392,000	365,477
Lockheed Martin Corp., 5.10%, 11/15/2027	355,000	362,283
MasTec, Inc., 4.50%, 08/15/2028 (a)	364,000	356,471
Norfolk Southern Corp., 3.80%, 08/01/2028	363,000	355,639
Northrop Grumman Corp., 3.25%, 01/15/2028	378,000	365,171
nVent Finance Sarl, 4.55%, 04/15/2028	364,000	361,840
Oshkosh Corp., 4.60%, 05/15/2028	364,000	362,661
Otis Worldwide Corp., 5.25%, 08/16/2028	348,000	356,343
PACCAR Financial Corp.
4.45%, 08/06/2027	364,000	365,604
4.95%, 08/10/2028	349,000	356,236
Parker-Hannifin Corp., 4.25%, 09/15/2027	362,000	360,493

The accompanying notes are an integral part of these financial statements.

23

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Industrials — 11.0% (continued)
Quanta Services, Inc., 4.75%, 08/09/2027	$365,000	$365,582
Regal Rexnord Corp., 6.05%, 04/15/2028	351,000	358,971
Republic Services, Inc., 3.95%, 05/15/2028	370,000	364,282
RTX Corp., 7.20%, 08/15/2027	343,000	363,789
Ryder System, Inc., 5.25%, 06/01/2028 (b)	356,000	362,474
Textron, Inc., 3.38%, 03/01/2028	376,000	362,217
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	366,000	357,181
Trimble, Inc., 4.90%, 06/15/2028	362,000	363,827
Tyco Electronics Group SA, 3.13%, 08/15/2027	379,000	367,613
United Parcel Service, Inc., 3.05%, 11/15/2027	375,000	363,483
Vontier Corp., 2.40%, 04/01/2028	392,000	361,397
Waste Management, Inc., 4.50%, 03/15/2028	361,000	362,443
XPO, Inc., 6.25%, 06/01/2028 (a)	355,000	359,083
Xylem, Inc., 1.95%, 01/30/2028	393,000	367,110
		18,465,296

Materials — 4.9%
Amcor Finance USA, Inc., 4.50%, 05/15/2028	366,000	364,063
ArcelorMittal SA, 6.55%, 11/29/2027	347,000	362,897
Berry Global, Inc., 5.50%, 04/15/2028	354,000	360,491
BHP Billiton Finance USA Ltd., 4.75%, 02/28/2028 (b)	356,000	359,320
Carlisle Cos., Inc., 3.75%, 12/01/2027	372,000	363,296
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.70%, 06/01/2028 (a)	375,000	366,044
Ecolab, Inc., 5.25%, 01/15/2028	355,000	365,231
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	368,000	360,816
Glencore Funding LLC, 3.88%, 10/27/2027 (a)	370,000	361,930
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	391,000	363,255
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	375,000	364,426
Mosaic Co., 4.05%, 11/15/2027	368,000	362,651
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (a)	367,344	362,181
Nucor Corp., 3.95%, 05/01/2028	369,000	362,943
Nutrien Ltd., 4.90%, 03/27/2028 (b)	357,000	360,383
Packaging Corp. of America, 3.40%, 12/15/2027	376,000	364,677
PPG Industries, Inc., 3.75%, 03/15/2028	371,000	364,157
Rio Tinto Finance USA Ltd., 7.13%, 07/15/2028	339,000	366,504
Sherwin-Williams Co., 4.55%, 03/01/2028	358,000	358,503
Steel Dynamics, Inc., 1.65%, 10/15/2027	392,000	364,301

The accompanying notes are an integral part of these financial statements.

24

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Materials — 4.9% (continued)
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (a)	$343,000	$361,913
WRKCo, Inc., 4.00%, 03/15/2028	368,000	361,002
Yara International ASA, 4.75%, 06/01/2028 (a)	366,000	363,296
		8,344,280

Technology — 7.5%
Accenture Capital, Inc., 3.90%, 10/04/2027 (b)	364,000	360,609
Adobe, Inc., 4.75%, 01/17/2028	359,000	364,372
Apple, Inc., 1.20%, 02/08/2028	403,000	370,698
Arrow Electronics, Inc., 3.88%, 01/12/2028	375,000	365,253
Avnet, Inc., 6.25%, 03/15/2028	345,000	357,672
Broadcom, Inc., 4.80%, 04/15/2028	362,000	364,421
Cadence Design Systems, Inc., 4.20%, 09/10/2027	362,000	359,494
CDW LLC / CDW Finance Corp., 4.25%, 04/01/2028 (b)	368,000	360,733
Concentrix Corp., 6.60%, 08/02/2028	340,000	354,964
Dell International LLC / EMC Corp., 5.25%, 02/01/2028	358,000	365,231
Equifax, Inc., 5.10%, 12/15/2027	359,000	363,506
Flex Ltd., 6.00%, 01/15/2028	355,000	365,622
Gartner, Inc., 4.50%, 07/01/2028 (a)	372,000	363,847
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027	362,000	360,360
HP, Inc., 4.75%, 01/15/2028	363,000	365,483
Intel Corp., 4.88%, 02/10/2028	367,000	368,866
Jabil, Inc., 3.95%, 01/12/2028	374,000	365,974
Marvell Technology, Inc., 2.45%, 04/15/2028	388,000	362,235
Microchip Technology, Inc., 4.90%, 03/15/2028	362,000	363,269
Micron Technology, Inc., 5.38%, 04/15/2028	354,000	360,411
Moody’s Corp., 3.25%, 01/15/2028	378,000	366,670
Motorola Solutions, Inc., 4.60%, 02/23/2028	359,000	359,052
NVIDIA Corp., 1.55%, 06/15/2028	399,000	367,373
Open Text Corp., 6.90%, 12/01/2027 (a)	348,000	359,711
Oracle Corp., 3.25%, 11/15/2027	376,000	363,789
QUALCOMM, Inc., 1.30%, 05/20/2028 (b)	402,000	366,425
Roper Technologies, Inc., 1.40%, 09/15/2027	394,000	364,050
S&P Global, Inc., 4.75%, 08/01/2028	352,000	355,464
Salesforce, Inc., 3.70%, 04/11/2028	367,000	361,085
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	357,000	360,231
TD SYNNEX Corp., 2.38%, 08/09/2028	386,000	356,502
Teledyne Technologies, Inc., 2.25%, 04/01/2028 (b)	391,000	364,772

The accompanying notes are an integral part of these financial statements.

25

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Technology — 7.5% (continued)
Texas Instruments, Inc., 4.60%, 02/15/2028	$363,000	$366,824
VMware LLC
3.90%, 08/21/2027	366,000	359,369
1.80%, 08/15/2028	392,000	356,886
		12,691,223

Utilities — 9.9%
AES Corp., 5.45%, 06/01/2028	357,000	363,206
Alliant Energy Finance LLC, 4.25%, 06/15/2028 (a)	372,000	365,167
Ameren Corp., 1.75%, 03/15/2028	398,000	365,769
American Electric Power Co., Inc., 5.75%, 11/01/2027	350,000	359,832
American Water Capital Corp., 2.95%, 09/01/2027 (b)	375,000	361,508
Arizona Public Service Co., 2.95%, 09/15/2027	377,000	361,843
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (a)	362,000	356,678
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	377,000	362,932
Black Hills Corp., 5.95%, 03/15/2028	346,000	358,541
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	352,000	358,410
CMS Energy Corp., 3.45%, 08/15/2027	376,000	367,134
Consolidated Edison Co. of New York, Inc., 3.13%, 11/15/2027	376,000	363,320
Constellation Energy Generation LLC, 5.60%, 03/01/2028 (b)	349,000	358,052
Consumers Energy Co., 4.65%, 03/01/2028	346,000	348,529
DTE Energy Co., 4.88%, 06/01/2028	361,000	363,803
Duke Energy Corp., 4.30%, 03/15/2028	361,000	358,281
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (a)	376,000	364,135
Edison International, 4.13%, 03/15/2028	385,000	366,754
Enel Chile SA, 4.88%, 06/12/2028	364,000	361,689
Entergy Corp., 1.90%, 06/15/2028	401,000	367,936
Essential Utilities, Inc., 4.80%, 08/15/2027	364,000	366,124
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (a)	359,000	363,470
Eversource Energy, 5.45%, 03/01/2028	351,000	358,181
Exelon Corp., 5.15%, 03/15/2028	354,000	358,962
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	357,000	359,018
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028 (a)	368,000	362,185
Narragansett Electric Co., 3.92%, 08/01/2028 (a)	364,000	356,973
National Fuel Gas Co., 3.95%, 09/15/2027	368,000	361,215
National Grid PLC, 5.60%, 06/12/2028	354,000	363,628
National Rural Utilities Cooperative Finance Corp.
4.75%, 02/07/2028	353,000	355,926

The accompanying notes are an integral part of these financial statements.

26

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.9% (continued)
Utilities — 9.9% (continued)
4.80%, 03/15/2028	$357,000	$360,015
New York State Electric & Gas Corp., 5.65%, 08/15/2028 (a)	346,000	357,150
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028	399,000	367,035
NiSource, Inc., 5.25%, 03/30/2028	354,000	359,382
NRG Energy, Inc., 2.45%, 12/02/2027 (a)	390,000	365,438
Oklahoma Gas and Electric Co., 3.80%, 08/15/2028	365,000	357,025
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	365,000	363,186
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027 (b)	350,000	361,266
Puget Energy, Inc., 2.38%, 06/15/2028	397,000	368,599
Sempra, 3.40%, 02/01/2028	379,000	365,606
Southern Co., 4.85%, 06/15/2028	361,000	364,701
Southwest Gas Corp., 5.45%, 03/23/2028	352,000	358,797
United Utilities PLC, 6.88%, 08/15/2028	336,000	356,555
Virginia Electric and Power Co., 3.80%, 04/01/2028	370,000	362,790
WEC Energy Group, Inc., 1.38%, 10/15/2027	396,000	365,172
Xcel Energy, Inc., 4.00%, 06/15/2028	373,000	364,970
		16,636,888
TOTAL CORPORATE BONDS (Cost $165,935,167)		166,653,168

	Units
SHORT-TERM INVESTMENTS — 4.5%
Investments Purchased with Proceeds from Securities Lending — 4.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (e)	7,586,449	$7,586,449
TOTAL SHORT-TERM INVESTMENTS (Cost $7,586,449)		7,586,449

TOTAL INVESTMENTS — 103.4% (Cost $173,521,616)		$174,239,617
Liabilities in Excess of Other Assets — (3.4)%		(5,689,105)
TOTAL NET ASSETS — 100.0%		$168,550,512

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

27

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2025 (Unaudited)

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $26,364,877 or 15.6% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $7,433,092 which represented 4.4% of the Fund’s net assets.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(d)	Step coupon bond. The rate disclosed is as of February 28, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

28

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.2%
Communications — 4.6%
America Movil SAB de CV, 6.38%, 03/01/2035	$231,000	$250,987
AT&T, Inc., 4.50%, 05/15/2035	271,000	256,139
Comcast Corp., 4.40%, 08/15/2035	272,000	255,904
Cox Communications, Inc., 5.45%, 09/01/2034 (a)(b)	257,000	252,882
Expedia Group, Inc., 5.40%, 02/15/2035	257,000	260,255
Omnicom Group, Inc., 5.30%, 11/01/2034 (b)	249,000	250,476
T-Mobile USA, Inc., 4.70%, 01/15/2035 (b)	268,000	259,081
Uber Technologies, Inc., 4.80%, 09/15/2034	258,000	251,527
Verizon Communications, Inc., 4.78%, 02/15/2035 (a)	264,000	257,785
Videotron Ltd., 5.70%, 01/15/2035 (a)	255,000	256,184
Walt Disney Co., 6.20%, 12/15/2034	233,000	257,154
		2,808,374

Consumer Discretionary — 5.5%
Amazon.com, Inc., 4.80%, 12/05/2034	252,000	255,089
Automatic Data Processing, Inc., 4.45%, 09/09/2034	259,000	252,514
AutoNation, Inc., 5.89%, 03/15/2035	255,000	259,706
DR Horton, Inc., 5.00%, 10/15/2034	254,000	251,056
ERAC USA Finance LLC, 5.20%, 10/30/2034 (a)	250,000	252,888
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	260,000	254,557
General Motors Financial Co., Inc., 5.90%, 01/07/2035 (b)	253,000	255,105
Marriott International, Inc., 5.35%, 03/15/2035	251,000	251,345
President and Fellows of Harvard College, 4.61%, 02/15/2035 (b)	261,000	259,994
PulteGroup, Inc., 6.00%, 02/15/2035	249,000	260,190
Rollins, Inc., 5.25%, 02/24/2035 (a)	256,000	258,126
Tapestry, Inc., 5.50%, 03/11/2035	257,000	256,637
Toyota Motor Credit Corp., 5.35%, 01/09/2035	250,000	255,525
		3,322,732

Consumer Staples — 8.4%
Altria Group, Inc., 5.63%, 02/06/2035	255,000	259,254
Anheuser-Busch InBev Worldwide, Inc., 5.88%, 06/15/2035	238,000	255,917
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034	261,000	252,332
Cargill, Inc., 5.13%, 02/11/2035 (a)	256,000	258,241
Diageo Investment Corp., 7.45%, 04/15/2035	214,000	255,094
Flowers Foods, Inc., 5.75%, 03/15/2035	252,000	258,262
General Mills, Inc., 5.25%, 01/30/2035	255,000	256,830
Hershey Co., 5.10%, 02/24/2035	256,000	260,060

The accompanying notes are an integral part of these financial statements.

29

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.2% (continued)
Consumer Staples — 8.4% (continued)
J M Smucker Co., 4.25%, 03/15/2035	$271,000	$251,351
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (a)	248,000	255,924
Kraft Heinz Foods Co., 5.00%, 07/15/2035	259,000	256,538
Kroger Co., 5.00%, 09/15/2034	256,000	252,497
McCormick & Co., Inc., 4.70%, 10/15/2034	265,000	254,147
PepsiCo, Inc., 5.00%, 02/07/2035	256,000	257,873
Philip Morris International, Inc., 4.90%, 11/01/2034 (b)	257,000	253,223
Procter & Gamble Co., 4.55%, 10/24/2034	254,000	253,429
Reynolds American, Inc., 5.70%, 08/15/2035	252,000	256,110
Sysco Corp., 5.40%, 03/23/2035	255,000	259,116
Target Corp., 4.50%, 09/15/2034	259,000	251,038
The Campbell’s Co., 4.75%, 03/23/2035 (b)	262,000	253,156
		5,110,392

Energy — 13.0%
APA Corp., 6.10%, 02/15/2035 (a)	253,000	255,889
BP Capital Markets America, Inc., 5.23%, 11/17/2034	255,000	257,320
Cameron LNG LLC, 3.30%, 01/15/2035 (a)	304,000	256,720
Canadian Natural Resources Ltd., 5.40%, 12/15/2034 (a)(b)	256,000	254,705
CNOOC Petroleum North America ULC, 5.88%, 03/10/2035	231,000	254,283
ConocoPhillips Co., 5.00%, 01/15/2035 (b)	257,000	255,563
Coterra Energy, Inc., 5.40%, 02/15/2035	257,000	254,551
Devon Energy Corp., 5.20%, 09/15/2034 (b)	259,000	251,703
DT Midstream, Inc., 5.80%, 12/15/2034 (a)(b)	252,000	256,426
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/2035 (b)	247,000	256,410
Energy Transfer LP, 5.70%, 04/01/2035	255,000	259,408
EnLink Midstream LLC, 5.65%, 09/01/2034	247,000	249,445
Enterprise Products Operating LLC, 4.95%, 02/15/2035	259,000	257,059
EOG Resources, Inc., 3.90%, 04/01/2035	279,000	254,252
Expand Energy Corp., 5.70%, 01/15/2035	252,000	254,021
Helmerich & Payne, Inc., 5.50%, 12/01/2034 (a)	263,000	252,853
HF Sinclair Corp., 6.25%, 01/15/2035 (b)	251,000	256,268
Kinder Morgan, Inc., 5.30%, 12/01/2034	256,000	254,160
Marathon Petroleum Corp., 5.70%, 03/01/2035	256,000	257,683
Occidental Petroleum Corp., 5.55%, 10/01/2034 (b)	251,000	247,826
ONEOK, Inc., 5.05%, 11/01/2034 (b)	259,000	252,654
Phillips 66, 4.65%, 11/15/2034	267,000	254,283
Plains All American Pipeline LP, 5.95%, 06/15/2035	248,000	255,532

The accompanying notes are an integral part of these financial statements.

30

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.2% (continued)
Energy — 13.0% (continued)
Shell Finance US, Inc., 4.13%, 05/11/2035	$272,000	$255,581
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/2034 (a)	253,000	249,118
Suncor Energy, Inc., 5.95%, 12/01/2034	245,000	254,477
Targa Resources Corp., 5.50%, 02/15/2035	258,000	258,903
TotalEnergies Capital SA, 4.72%, 09/10/2034 (b)	257,000	252,414
Western Midstream Operating LP, 5.45%, 11/15/2034	256,000	253,148
Whistler Pipeline LLC, 5.95%, 09/30/2034 (a)	246,000	252,482
Williams Cos., Inc., 5.60%, 03/15/2035	250,000	256,341
		7,891,478

Financials — 28.9%
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	264,000	253,666
Allstate Corp., 5.55%, 05/09/2035	245,000	252,597
American Assets Trust LP, 6.15%, 10/01/2034	251,000	252,283
American Express Co., 5.44% to 01/30/2035 then SOFR + 1.32%, 01/30/2036	252,000	256,645
American Homes 4 Rent LP, 5.25%, 03/15/2035	257,000	255,519
American International Group, Inc., 3.88%, 01/15/2035	285,000	259,424
American Tower Corp., 5.40%, 01/31/2035 (b)	251,000	254,690
Americold Realty Operating Partnership LP, 5.41%, 09/12/2034	255,000	250,837
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054	256,000	249,329
Arthur J Gallagher & Co., 5.15%, 02/15/2035	256,000	254,800
Athene Holding Ltd., 6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054	250,000	250,428
Bank of America Corp., 5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	251,000	256,478
Bank of New York Mellon Corp., 5.23% to 11/20/2034 then SOFR + 1.25%, 11/20/2035	250,000	254,619
BlackRock Funding, Inc., 4.90%, 01/08/2035 (b)	255,000	256,175
Blackstone Private Credit Fund, 6.00%, 11/22/2034 (a)	259,000	255,400
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/2034	258,000	254,970
Boston Properties LP, 5.75%, 01/15/2035	259,000	257,301
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	252,000	259,918
Brookfield Finance, Inc., 5.68%, 01/15/2035	249,000	255,761
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	252,000	256,778
Cincinnati Financial Corp., 6.13%, 11/01/2034	240,000	255,349
Citigroup, Inc., 6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	251,000	255,647
Corebridge Financial, Inc., 6.38% to 09/15/2034 then 5 yr. CMT Rate + 2.65%, 09/15/2054	252,000	251,668
Cousins Properties LP, 5.88%, 10/01/2034	247,000	251,949
Crown Castle, Inc., 5.20%, 09/01/2034	252,000	250,121
ERP Operating LP, 4.65%, 09/15/2034	261,000	252,668

The accompanying notes are an integral part of these financial statements.

31

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.2% (continued)
Financials — 28.9% (continued)
Essex Portfolio LP, 5.38%, 04/01/2035	$257,000	$259,737
Extra Space Storage LP, 5.35%, 01/15/2035	255,000	256,839
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	252,000	251,684
First American Financial Corp., 5.45%, 09/30/2034	255,000	252,819
GATX Corp., 5.50%, 06/15/2035	255,000	257,895
Globe Life, Inc., 5.85%, 09/15/2034	243,000	249,474
GLP Capital LP / GLP Financing II, Inc., 5.63%, 09/15/2034	252,000	251,374
Goldman Sachs Group, Inc., 5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	259,000	253,274
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (a)(b)	255,000	254,404
Healthpeak OP LLC, 5.38%, 02/15/2035	257,000	258,854
Host Hotels & Resorts LP, 5.50%, 04/15/2035	252,000	250,266
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	248,000	253,361
Invitation Homes Operating Partnership LP, 4.88%, 02/01/2035	266,000	257,056
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (a)	258,000	252,523
JPMorgan Chase & Co., 4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	258,000	253,683
Kimco Realty OP LLC, 4.85%, 03/01/2035	260,000	252,480
Loews Corp., 6.00%, 02/01/2035	237,000	256,897
M&T Bank Corp., 5.39% to 01/16/2035 then SOFR + 1.61%, 01/16/2036	258,000	256,300
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	255,000	253,809
Mastercard, Inc., 4.55%, 01/15/2035	262,000	255,881
MetLife, Inc., 5.70%, 06/15/2035	242,000	254,744
Mid-America Apartments LP, 4.95%, 03/01/2035	259,000	256,088
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	250,000	256,228
New York Life Global Funding, 5.35%, 01/23/2035 (a)	250,000	256,949
ORIX Corp., 5.40%, 02/25/2035	257,000	260,817
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	269,000	258,537
PNC Financial Services Group, Inc., 5.58% to 01/29/2035 then SOFR + 1.39%, 01/29/2036	251,000	257,063
Prologis LP, 5.00%, 01/31/2035	260,000	259,584
Prologis Targeted US Logistics Fund LP, 5.25%, 01/15/2035 (a)	256,000	256,612
Regency Centers LP, 5.10%, 01/15/2035	258,000	256,448
Regions Financial Corp., 5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	251,000	250,339
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	244,000	250,377
RenaissanceRe Holdings Ltd., 5.80%, 04/01/2035	253,000	260,481
Safehold GL Holdings LLC, 5.65%, 01/15/2035	257,000	256,535
SBL Holdings, Inc., 7.20%, 10/30/2034 (a)	257,000	254,560
Selective Insurance Group, Inc., 5.90%, 04/15/2035	253,000	258,419
Simon Property Group LP, 4.75%, 09/26/2034	261,000	252,375
UDR, Inc., 5.13%, 09/01/2034	253,000	250,976

The accompanying notes are an integral part of these financial statements.

32

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.2% (continued)
Financials — 28.9% (continued)
US Bancorp, 5.42% to 02/12/2035 then SOFR + 1.41%, 02/12/2036	$255,000	$258,064
Ventas Realty LP, 5.00%, 01/15/2035	265,000	259,240
Voya Financial, Inc., 5.00%, 09/20/2034	259,000	252,419
Wells Fargo & Co., 5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035 (b)	255,000	254,323
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	253,000	254,395
		17,589,203

Health Care — 9.7%
AbbVie, Inc., 4.50%, 05/14/2035	264,000	254,467
Adventist Health System/West, 5.76%, 12/01/2034	248,000	254,832
Agilent Technologies, Inc., 4.75%, 09/09/2034	258,000	251,309
Bayer US Finance II LLC, 5.50%, 07/30/2035 (a)	266,000	257,056
Cardinal Health, Inc., 5.35%, 11/15/2034	255,000	257,324
Cencora, Inc., 5.15%, 02/15/2035	258,000	257,802
CommonSpirit Health, 5.32%, 12/01/2034	254,000	256,439
CVS Health Corp., 4.88%, 07/20/2035	272,000	257,120
Elevance Health, Inc., 5.20%, 02/15/2035	257,000	257,199
Eli Lilly & Co., 5.10%, 02/12/2035	255,000	260,640
Gilead Sciences, Inc., 5.10%, 06/15/2035	252,000	254,184
HCA, Inc., 5.75%, 03/01/2035	253,000	257,559
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (a)	253,000	251,771
Johnson & Johnson, 5.00%, 03/01/2035	253,000	258,548
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	263,000	255,636
Medtronic, Inc., 4.38%, 03/15/2035	262,000	253,377
Novartis Capital Corp., 4.20%, 09/18/2034	265,000	252,816
Quest Diagnostics, Inc., 5.00%, 12/15/2034	258,000	255,626
Royalty Pharma PLC, 5.40%, 09/02/2034 (b)	249,000	248,821
Stryker Corp., 5.20%, 02/10/2035	256,000	259,855
UnitedHealth Group, Inc., 4.63%, 07/15/2035	266,000	257,874
Universal Health Services, Inc., 5.05%, 10/15/2034	265,000	251,643
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034	253,000	253,001
		5,874,899

Industrials — 8.0%
Amphenol Corp., 5.00%, 01/15/2035 (b)	256,000	256,554
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/2035 (a)	260,652	258,197
Boeing Co., 3.25%, 02/01/2035	312,000	257,295
Canadian National Railway Co., 4.38%, 09/18/2034	266,000	255,634

The accompanying notes are an integral part of these financial statements.

33

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.2% (continued)
Industrials — 8.0% (continued)
Deere & Co., 5.45%, 01/16/2035 (b)	$246,000	$255,913
Embraer Netherlands Finance BV, 5.98%, 02/11/2035	254,000	260,109
Hexcel Corp., 5.88%, 02/26/2035	251,000	258,482
Honeywell International, Inc., 5.00%, 03/01/2035 (b)	254,000	253,372
Huntington Ingalls Industries, Inc., 5.75%, 01/15/2035	251,000	251,843
Keysight Technologies, Inc., 4.95%, 10/15/2034	258,000	253,663
L3Harris Technologies, Inc., 4.85%, 04/27/2035	264,000	255,344
Lockheed Martin Corp., 3.60%, 03/01/2035	282,000	252,693
Parker-Hannifin Corp., 4.20%, 11/21/2034	270,000	256,278
Republic Services, Inc., 5.20%, 11/15/2034	250,000	253,854
RTX Corp., 5.40%, 05/01/2035	247,000	253,058
Textron, Inc., 5.50%, 05/15/2035	257,000	258,866
Union Pacific Corp., 5.10%, 02/20/2035	257,000	260,274
Waste Management, Inc., 4.95%, 03/15/2035	257,000	257,218
WW Grainger, Inc., 4.45%, 09/15/2034	263,000	253,735
		4,862,382

Materials — 4.6%
BHP Billiton Finance USA Ltd., 5.30%, 02/21/2035	256,000	260,098
Dow Chemical Co., 4.25%, 10/01/2034	274,000	251,828
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	252,000	253,789
Huntsman International LLC, 5.70%, 10/15/2034	260,000	252,218
Lubrizol Corp., 6.50%, 10/01/2034	226,000	254,693
Martin Marietta Materials, Inc., 5.15%, 12/01/2034	256,000	255,873
Newmont Corp., 5.88%, 04/01/2035	239,000	252,368
Nutrien Ltd., 4.13%, 03/15/2035	278,000	253,151
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	241,000	255,142
Sonoco Products Co., 5.00%, 09/01/2034	263,000	254,907
Vulcan Materials Co., 5.35%, 12/01/2034	250,000	253,757
		2,797,824

Technology — 5.5%
Accenture Capital, Inc., 4.50%, 10/04/2034	264,000	256,144
Adobe, Inc., 5.30%, 01/17/2035	249,000	257,768
AppLovin Corp., 5.50%, 12/01/2034 (b)	254,000	258,005
Broadcom, Inc., 4.80%, 10/15/2034 (b)	258,000	252,597
Cadence Design Systems, Inc., 4.70%, 09/10/2034	260,000	253,713
Dell International LLC / EMC Corp., 4.85%, 02/01/2035 (b)	266,000	257,060

The accompanying notes are an integral part of these financial statements.

34

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (Unaudited)

	PAR	Value
CORPORATE BONDS — 98.2% (continued)
Technology — 5.5% (continued)
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	$258,000	$253,909
Leidos, Inc., 5.50%, 03/15/2035	256,000	257,976
Micron Technology, Inc., 5.80%, 01/15/2035	248,000	256,121
Microsoft Corp., 3.50%, 02/12/2035	276,000	255,712
Oracle Corp., 5.50%, 08/03/2035	252,000	257,427
QUALCOMM, Inc., 4.65%, 05/20/2035	260,000	255,768
Roper Technologies, Inc., 4.90%, 10/15/2034 (b)	256,000	251,753
		3,323,953

Utilities — 10.0%
APA Infrastructure Ltd., 5.13%, 09/16/2034 (a)	257,000	253,481
Black Hills Corp., 6.00%, 01/15/2035	246,000	257,106
Boston Gas Co., 5.84%, 01/10/2035 (a)	248,000	256,875
CenterPoint Energy Houston Electric LLC, 5.05%, 03/01/2035	255,000	254,458
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055	258,000	255,550
Consolidated Edison Co. of New York, Inc., 5.13%, 03/15/2035	256,000	257,242
Dominion Energy, Inc., 5.95%, 06/15/2035	243,000	255,197
El Paso Electric Co., 6.00%, 05/15/2035	247,000	254,731
Entergy Louisiana LLC, 5.15%, 09/15/2034	250,000	250,021
Exelon Corp., 5.63%, 06/15/2035	247,000	252,864
Interstate Power and Light Co., 4.95%, 09/30/2034	259,000	254,659
Jersey Central Power & Light Co., 5.10%, 01/15/2035 (a)	258,000	256,211
National Fuel Gas Co., 5.95%, 03/15/2035	253,000	259,162
NextEra Energy Capital Holdings, Inc., 5.45%, 03/15/2035	256,000	258,918
NiSource, Inc., 6.38% to 03/31/2035 then 5 yr. CMT Rate + 2.53%, 03/31/2055	252,000	251,197
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/2035	261,000	259,665
PPL Capital Funding, Inc., 5.25%, 09/01/2034 (b)	252,000	251,740
Public Service Co. of Oklahoma, 5.20%, 01/15/2035 (b)	257,000	254,105
Southern California Edison Co., 5.45%, 03/01/2035	257,000	255,409
Southern California Gas Co., 5.05%, 09/01/2034	255,000	253,060
Southern Co., 4.85%, 03/15/2035	262,000	253,662
Tucson Electric Power Co., 5.20%, 09/15/2034	250,000	250,991
Vistra Operations Co. LLC, 5.70%, 12/30/2034 (a)(b)	253,000	254,235
Wisconsin Electric Power Co., 4.60%, 10/01/2034	259,000	252,135
		6,112,674
TOTAL CORPORATE BONDS (Cost $59,442,211)		59,693,911

The accompanying notes are an integral part of these financial statements.

35

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2025 (Unaudited)

	Units	Value
SHORT-TERM INVESTMENTS — 8.9%
Investments Purchased with Proceeds from Securities Lending — 8.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	5,401,367	$5,401,367
TOTAL SHORT-TERM INVESTMENTS (Cost $5,401,367)		5,401,367

TOTAL INVESTMENTS — 107.1% (Cost $64,843,578)		$65,095,278
Liabilities in Excess of Other Assets — (7.1)%		(4,309,184)
TOTAL NET ASSETS — 100.0%		$60,786,094

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $6,888,497 or 11.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $5,298,384 which represented 8.7% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

36

F/m Corporate Bond ETFs

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (Unaudited)

	F/m 2-Year Investment Grade Corporate Bond ETF(1)	F/m 3-Year Investment Grade Corporate Bond ETF(1)	F/m 10-Year Investment Grade Corporate Bond ETF(1)
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $149,294,457, $165,935,167, and $59,442,211, respectively)	$149,799,981	$166,653,168	$59,693,911
Investments purchased with proceeds from securities lending collateral, at value (cost $3,600,829, $7,586,449, and $5,401,367, respectively)	3,600,829	7,586,449	5,401,367
Cash equivalents	72,975	73,482	504,562
Receivables for:
Investments sold	15,364,947	—	—
Capital shares sold	16,184,800	18,277,128	—
Interest	1,511,184	1,783,978	853,378
Total assets	186,534,716	194,374,205	66,453,218

LIABILITIES
Payables for:
Securities lending collateral	3,600,829	7,586,449	5,401,367
Investments purchased	14,789,111	18,220,085	258,879
Capital shares redeemed	16,205,024	—	—
Advisory fees	17,587	17,159	6,878
Total liabilities	34,612,551	25,823,693	5,667,124
Net assets	$151,922,165	$168,550,512	$60,786,094

NET ASSETS CONSIST OF:
Par value	$2,480	$3,560	$1,360
Paid-in capital	151,282,398	167,781,658	60,633,450
Total distributable earnings/(losses)	637,287	765,294	151,283
Net assets	$151,922,165	$168,550,512	$60,786,094

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,480,000	3,560,000	1,360,000
Net asset value and redemption price per share	$61.26	$47.35	$44.70

(1)	Includes market value of securities on loan of $3,366,239, $7,433,092, and $5,298,384, respectively.

The accompanying notes are an integral part of these financial statements.

37

F/m Corporate Bond ETFs

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (Unaudited)

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Interest income	$1,952,995	$2,118,760	$1,079,699
Securities lending income, net	1,399	2,874	2,556
Total investment income	1,954,394	2,121,634	1,082,255

EXPENSES
Advisory fees	59,552	64,912	30,095
Total expenses	59,552	64,912	30,095
Net investment income/(loss)	1,894,842	2,056,722	1,052,160

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(31,241)	(92,184)	(275,050)
Net realized gain from redemption in-kind	123,437	138,421	272,025
Net change in unrealized appreciation/ (depreciation) on investments	417,654	415,690	(197,854)
Net realized and unrealized gain/(loss)	509,850	461,927	(200,879)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,404,692	$2,518,649	$851,281

The accompanying notes are an integral part of these financial statements.

38

F/m 2-Year Investment Grade Corporate Bond ETF

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ended FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Period ENDED August 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$1,894,842	$306,045
Net realized gain/(loss) from investments	92,196	(12,190)
Net change in unrealized appreciation/(depreciation) on investments	417,654	87,870
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,404,692	381,725

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,885,629)	(263,500)
Net decrease in net assets from dividends and distributions to shareholders	(1,885,629)	(263,500)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	177,690,427	10,007,235
Shares redeemed	(36,412,784)	—
Net increase/(decrease) in net assets from capital share transactions	141,277,643	10,007,235
TOTAL INCREASE/(DECREASE) IN NET ASSETS	141,796,706	10,125,460

NET ASSETS:
Beginning of period	$10,125,459	$—
End of period	$151,922,165	$10,125,460

SHARE TRANSACTIONS:
Shares sold	3,000,000	200,000
Shares redeemed	(720,000)	—
Net increase/(decrease) in shares	2,280,000	200,000

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

39

F/m 3-Year Investment Grade Corporate Bond ETF

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ended FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Period ENDED August 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$2,056,722	$535,317
Net realized gain/(loss) from investments	46,237	(72,277)
Net change in unrealized appreciation/(depreciation) on investments	415,690	302,311
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,518,649	765,351

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(2,060,243)	(458,463)
Net decrease in net assets from dividends and distributions to shareholders	(2,060,243)	(458,463)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	155,936,022	22,070,424
Shares redeemed	(10,221,228)	—
Net increase/(decrease) in net assets from capital share transactions	145,714,794	22,070,424
TOTAL INCREASE/(DECREASE) IN NET ASSETS	146,173,200	22,377,312

NET ASSETS:
Beginning of period	$22,377,312	$—
End of period	$168,550,512	$22,377,312

SHARE TRANSACTIONS:
Shares sold	3,320,000	440,000
Shares redeemed	(200,000)	—
Net increase/(decrease) in shares	3,120,000	440,000

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

40

F/m 10-Year Investment Grade Corporate Bond ETF

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ended FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Period ENDED August 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$1,052,160	$467,205
Net realized gain/(loss) from investments	(3,025)	(179,813)
Net change in unrealized appreciation/(depreciation) on investments	(197,854)	449,553
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	851,281	736,945

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,057,665)	(396,142)
Net decrease in net assets from dividends and distributions to shareholders	(1,057,665)	(396,142)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,886,048	18,028,159
Shares redeemed	(8,288,584)	(1,973,948)
Net increase/(decrease) in net assets from capital share transactions	44,597,464	16,054,211
TOTAL INCREASE/(DECREASE) IN NET ASSETS	44,391,080	16,395,014

NET ASSETS:
Beginning of period	$16,395,014	$—
End of period	$60,786,094	$16,395,014

SHARE TRANSACTIONS:
Shares sold	1,200,000	320,000
Shares redeemed	(160,000)	—
Net increase/(decrease) in shares	1,040,000	320,000

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

41

F/m 2-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 28, 2025 (UNAUDITED)		FOR THE PERIOD ENDED August 31, 2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.63		$50.00
Net investment income/(loss)(2)	1.19		1.60
Net realized and unrealized gain/(loss) from investments	10.62		0.35
Net increase/(decrease) in net assets resulting from operations	11.81		1.95
Dividends and distributions to shareholders from:
Net investment income	(1.18)		(1.32)
Total dividends and distributions to shareholders	(1.18)		(1.32)
Net asset value, end of period	$61.26		$50.63
Market value, end of period	$50.67		$50.69
Total investment return/(loss) on net asset value(3)	2.40	%(4)	3.96	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$151,922		$10,125
Ratio of expenses to average net assets	0.15	%(5)	0.15	%(5)
Ratio of net investment income/(loss) to average net assets	4.79	%(5)	4.99	%(5)
Portfolio turnover rate	34	%(4)	110	%(4)

(1)	Inception date of the Fund was January 10, 2024.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

42

F/m 3-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 28, 2025 (UNAUDITED)		FOR THE PERIOD ENDED August 31, 2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.86		$50.00
Net investment income/(loss)(2)	1.19		1.55
Net realized and unrealized gain/(loss) from investments	(3.53)		0.62
Net increase/(decrease) in net assets resulting from operations	(2.34)		2.17
Dividends and distributions to shareholders from:
Net investment income	(1.17)		(1.31)
Total dividends and distributions to shareholders	(1.17)		(1.31)
Net asset value, end of period	$47.35		$50.86
Market value, end of period	$50.80		$49.70
Total investment return/(loss) on net asset value(3)	2.16	%(4)	4.41	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$168,551		$22,377
Ratio of expenses to average net assets	0.15	%(5)	0.15	%(5)
Ratio of net investment income/(loss) to average net assets	4.77	%(5)	4.85	%(5)
Portfolio turnover rate	51	%(4)	86	%(4)

(1)	Inception date of the Fund was January 10, 2024.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

43

F/m 10-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 28, 2025 (UNAUDITED)		FOR THE PERIOD ENDED August 31, 2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$51.23		$50.00
Net investment income/(loss)(2)	1.30		1.66
Net realized and unrealized gain/(loss) from investments	(4.08)		0.93
Net increase/(decrease) in net assets resulting from operations	(2.78)		2.59
Dividends and distributions to shareholders from:
Net investment income	(1.31)		(1.36)
Total dividends and distributions to shareholders	(1.31)		(1.36)
Net asset value, end of period	$44.70		$51.23
Market value, end of period	$50.69		$51.42
Total investment return/(loss) on net asset value(3)	1.47	%(4)	5.32	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$60,786		$16,395
Ratio of expenses to average net assets	0.15	%(5)	0.15	%(5)
Ratio of net investment income/(loss) to average net assets	5.26	%(5)	5.22	%(5)
Portfolio turnover rate	86	%(4)	134	%(4)

(1)	Inception date of the Fund was January 10, 2024.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

44

F/m Corporate Bond ETFs

Notes to Financial Statements

FEBRUARY 28, 2025 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF (each a “Fund” and together the “Funds” or “F/m Corporate Bond ETFs”). The F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF commenced investment operations on January 10, 2024.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield of its corresponding benchmark index (“Underlying Index”): the ICE 2-Year Target Maturity Index, the ICE 3-Year Target Maturity Index, and the ICE 10-Year Target Maturity Index, respectively.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments LLC (the “Adviser” or “F/m”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

45

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

F/M 2-YEAR INVESTMENT GRADE CORPORATE BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$149,799,981	$—	$149,799,981	$—
Investments Purchased with Proceeds from Securities Lending*	3,600,829	—	—	—
Total Investments**	$153,400,810	$—	$149,799,981	$—

F/M 3-YEAR INVESTMENT GRADE CORPORATE BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$166,653,168	$—	$166,653,168	$—
Investments Purchased with Proceeds from Securities Lending*	7,586,449	—	—	—
Total Investments**	$174,239,617	$—	$166,653,168	$—

F/M 10-YEAR INVESTMENT GRADE CORPORATE BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$59,693,911	$—	$59,693,911	$—
Investments Purchased with Proceeds from Securities Lending*	5,401,367	—	—	—
Total Investments**	$65,095,278	$—	$59,693,911	$—

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

46

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

47

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (Unaudited)

Cash Equivalents and Short-Term InvestmentS - The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and each Fund’s principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - Each Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

U.S. Government Securities - Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value

48

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (Unaudited)

of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

CREDIT RISK - The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by each Fund may cause it to default or become unable to pay interest or principal due on the security.

144A SECURITIES RISK- Rule 144A securities are securities that are exempt from registration in compliance with the 1933 Act, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A under the 1933 Act these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in Rule 144A securities.

Temporary Investments - During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by each Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

49

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (Unaudited)

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as each Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of each Fund’s shares pursuant to a Distribution Agreement with RBB.

Under each Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
Purchases of investment securities	$62,814,427	$70,567,955	$38,238,387
Proceeds from sales of investment securities	30,388,081	49,734,593	36,272,562

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
In-kind purchases of investment securities	$141,672,072	$70,567,955	$50,322,970
Proceeds from in-kind sales of investment securities	33,786,308	8,448,513	7,710,706

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

Each Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, each Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

50

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (Unaudited)

As of August 31, 2024, the close of the Funds’ fiscal year, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	FEDERAL Tax Cost	Unrealized appreciation	Unrealized (depreciation)	net unrealized appreciation/ depreciation
F/m 2-Year Investment Grade Corporate Bond ETF	$9,894,086	$89,749	$(2,251)	$87,498
F/m 3-Year Investment Grade Corporate Bond ETF	$21,937,864	$302,485	$(5,129)	$297,356
F/m 10-Year Investment Grade Corporate Bond ETF	$16,111,177	$449,800	$(12,838)	$436,962

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, the close of the Funds’ fiscal year, there were permanent differences related to redemptions in-kind between distributable earnings/(loss) and paid-in capital, respectively for the Fund:

	Distributable earnings/(loss)	PAID-IN-CAPITAL
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—
F/m 3-Year Investment Grade Corporate Bond ETF	$—	$—
F/m 10-Year Investment Grade Corporate Bond ETF	$16,865	$(16,865)

As of August 31, 2024, the close of the Funds’ fiscal year, the components of distributable earnings on a tax basis were as follows:

	undistributed ordinary income	undistributed long-term capital gains	net unrealized appreciation/ (depreciation)	capital loss carryover	qualified late-year loss
F/m 2-Year Investment Grade Corporate Bond ETF	$42,545	$0	$87,498	$(11,818)	$0
F/m 3-Year Investment Grade Corporate Bond ETF	$76,854	$0	$297,356	$(67,322)	$0
F/m 10-Year Investment Grade Corporate Bond ETF	$71,063	$0	$436,962	$(150,357)	$0

The difference between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

51

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (Unaudited)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was as follows:

	Ordinary income	long-term capital gains
F/m 2-Year Investment Grade Corporate Bond ETF	$263,500	$0
F/m 3-Year Investment Grade Corporate Bond ETF	$458,463	$0
F/m 10-Year Investment Grade Corporate Bond ETF	$396,142	$0

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF had unexpiring short-term losses of $11,818, $67,322, and $150,357, respectively.

6. SECURITIES LENDING

The Funds may make secured loans of their Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income generated from the securities lending transactions. The net amount of income earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value of $1.00. The Funds bears the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m 2-Year Investment Grade Corporate Bond ETF	$3,366,239	$3,600,829	$1,399
F/m 3-Year Investment Grade Corporate Bond ETF	7,433,092	7,586,449	2,874
F/m 10-Year Investment Grade Corporate Bond ETF	5,298,384	5,401,367	2,556

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the

52

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (Unaudited)

Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
F/m 2-Year Investment Grade Corporate Bond ETF	$3,366,239	$—	$3,366,239	$(3,366,239)	$—	$—
F/m 3-Year Investment Grade Corporate Bond ETF	7,433,092	—	7,433,092	(7,433,092)	—	—
F/m 10-Year Investment Grade Corporate Bond ETF	5,298,384	—	5,298,384	(5,298,384)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

53

F/m Corporate Bond ETFs

Notes to Financial Statements (Concluded)

FEBRUARY 28, 2025 (Unaudited)

8. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The Company’s Board of Directors, at a meeting of the Board held on February 5-6, 2025, approved that the Underlying Index for the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF will change to the Bloomberg US Liquid Corporate 2 Year Maturity Index, the Bloomberg US Liquid Corporate 3 Year Maturity Index, and the Bloomberg US Liquid Corporate 10 Year Maturity Index (together, the “New Underlying Indexes”), respectively. The New Underlying Indexes will be effective from June 1, 2025.

Subsequent to the end of the current fiscal period, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m 2-Year Investment Grade Corporate Bond ETF	3/3/2025	3/3/2025	3/4/2025	$0.19767935
F/m 3-Year Investment Grade Corporate Bond ETF	3/3/2025	3/3/2025	3/4/2025	$0.20207074
F/m 10-Year Investment Grade Corporate Bond ETF	3/3/2025	3/3/2025	3/4/2025	$0.22784276

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m 2-Year Investment Grade Corporate Bond ETF	4/1/2025	4/1/2025	4/2/2025	$0.19094707
F/m 3-Year Investment Grade Corporate Bond ETF	4/1/2025	4/1/2025	4/2/2025	$0.19490013
F/m 10-Year Investment Grade Corporate Bond ETF	4/1/2025	4/1/2025	4/2/2025	$0.22369951

54

F/m Corporate Bond ETFs

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800)-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on each Fund’s website at www.fminvest.com/etfs/us-credit-series.

55

Investment Adviser

F/m Investments LLC
3050 K Street NW, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

56

Financial Statements
February 28, 2025
(Unaudited)

Oakhurst Fixed Income Fund

Oakhurst Short Duration Bond Fund

Oakhurst Short Duration High Yield Credit Fund

Each a series of The RBB Fund, Inc.

F/m Investments LLC

OAKHURST FIXED INCOME FUND

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

U.S. TREASURY SECURITIES — 29.6%
United States Treasury Note/Bond
5.25%, 02/15/2029	3,000,000	$3,146,133
4.13%, 07/31/2031	4,314,000	4,317,370
3.63%, 09/30/2031	1,328,000	1,290,546
2.75%, 08/15/2032	2,500,000	2,277,393
4.13%, 11/15/2032	4,330,000	4,322,812
3.50%, 02/15/2033	4,800,000	4,584,656
3.88%, 08/15/2033	5,348,000	5,228,819
4.50%, 11/15/2033	3,337,000	3,409,345
4.00%, 02/15/2034	1,775,000	1,747,162
4.38%, 05/15/2034	2,275,000	2,301,882
4.25%, 11/15/2034	1,000,000	1,001,485
3.00%, 05/15/2042	4,699,000	3,846,021
2.50%, 02/15/2045	4,323,000	3,138,481
TOTAL U.S. TREASURY SECURITIES (Cost $42,644,157)		40,612,105

CORPORATE BONDS — 23.5%
Communications — 0.6%
Discovery Communications LLC, 5.00%, 09/20/2037	1,025,000	880,027

Consumer Discretionary — 2.4%
AutoZone, Inc., 4.75%, 08/01/2032	1,075,000	1,056,911
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033 (a)	900,000	939,110
Marriott International, Inc./MD, 5.10%, 04/15/2032 (a)	1,085,000	1,087,318
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025 (b)	218,000	210,267
		3,293,606
Consumer Staples — 0.4%
BAT Capital Corp., 7.08%, 08/02/2053	467,000	526,839

Energy — 2.1%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	823,000	966,446
Enbridge, Inc., 5.70%, 03/08/2033	904,000	928,547
Phillips 66 Partners LP
3.55%, 10/01/2026	565,000	548,937
3.75%, 03/01/2028	515,000	487,425
		2,931,355
Financials — 9.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,075,000	954,029
American Homes 4 Rent LP, 5.50%, 02/01/2034	970,000	983,102

The accompanying notes are an integral part of these financial statements.

1

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

CORPORATE BONDS — 23.5% (continued)
Financials — 9.7% (continued)
Antares Holdings LP, 7.95%, 08/11/2028 (b)	800,000	$848,808
Aviation Capital Group LLC, 6.38%, 07/15/2030 (b)	900,000	949,416
Bank of America Corp., 5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	905,000	910,631
Blackstone Private Credit Fund, 3.25%, 03/15/2027	1,033,000	995,992
Blue Owl Capital Corp., 2.63%, 01/15/2027	1,054,000	1,003,800
Bridge Housing Corp., 3.25%, 07/15/2030	1,045,000	914,270
Crown Castle, Inc., 5.10%, 05/01/2033	968,000	960,929
Fairfax Financial Holdings Ltd., 7.75%, 07/15/2037	947,000	1,105,043
First Citizens BancShares, Inc./NC, 3.38% to 03/15/2025 then 3 mo. Term SOFR + 2.47%, 03/15/2030 (a)	1,035,000	1,032,357
FS KKR Capital Corp., 6.88%, 08/15/2029	950,000	990,079
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	750,000	645,620
Jackson Financial, Inc., 3.13%, 11/23/2031	1,100,000	963,433
		13,257,509
Health Care — 2.5%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	907,000	972,920
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031 (b)	429,959	467,118
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (b)	554,186	523,417
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (b)	602,994	546,711
Quest Diagnostics, Inc., 6.40%, 11/30/2033	880,000	959,990
		3,470,156
Technology — 3.6%
Applied Materials, Inc., 5.85%, 06/15/2041	867,000	921,569
Broadcom, Inc., 4.30%, 11/15/2032	1,100,000	1,051,056
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035 (c)	857,000	915,950
Kyndryl Holdings, Inc., 6.35%, 02/20/2034 (a)	1,000,000	1,056,283
Leidos Holdings, Inc., 5.95%, 12/01/2040	945,000	956,453
		4,901,311
Utilities — 2.2%
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	858,000	972,779
Elwood Energy LLC, 8.16%, 07/05/2026	113,657	106,837
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	805,000	953,895
Potomac Electric Power Co., 7.90%, 12/15/2038	780,000	989,506
		3,023,017
TOTAL CORPORATE BONDS (Cost $32,308,626)		32,283,820

The accompanying notes are an integral part of these financial statements.

2

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.0%
ABN Amro Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/2033	82,376	$80,736
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 2A1, 5.81%, 11/25/2033 (d)	213,555	190,964
Series 2004-A, Class 3A1, 6.87%, 02/25/2034 (d)	10,721	10,830
Bear Stearns Alt-A Trust, Series 2003-6, Class 2A1, 5.97%, 01/25/2034 (d)	133,620	122,578
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-49, Class A9, 6.17%, 12/19/2033 (d)	29,380	28,106
Credit Suisse Management LLC, Series 2002-AR31, Class 4A2, 7.64%, 11/25/2032 (d)	33,104	32,976
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (b)(d)	306,456	276,695
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	288,039	293,222
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	24,629	25,240
Series 3622, Class WA, 5.50%, 09/15/2039	116,874	120,020
Series 3793, Class UA, 4.00%, 06/15/2033	23,875	23,231
Series 3827, Class HA, 3.50%, 11/15/2025	9,576	9,530
Series 3940, Class PD, 2.50%, 02/15/2041	61,149	59,775
Series 4077, Class AP, 4.00%, 01/15/2042	24,146	23,774
Series 4183, Class PA, 3.50%, 01/15/2043	9,999	9,952
Series 4753, Class JA, 3.00%, 12/15/2047	856,992	776,981
Series 4760, Class A, 3.00%, 02/15/2048	542,573	515,922
Series 4960, Class PD, 2.00%, 10/25/2049	620,001	516,654
Series 5145, Class AB, 1.50%, 09/25/2049	1,099,688	867,673
Series 5206, Class DV, 3.50%, 06/25/2033	931,177	878,504
Series 5227, Class JQ, 4.00%, 04/25/2047	898,428	867,806
Series 5231, Class LV, 4.50%, 05/25/2052	983,467	955,562
Series 5252, Class BA, 4.00%, 02/25/2050	944,905	925,334
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	18,888	19,222
Series 2009-96, Class DB, 4.00%, 11/25/2029	41,158	40,834
Series 2013-13, Class MA, 4.00%, 01/25/2043	199,282	190,504
Series 2016-24, Class HA, 3.00%, 04/25/2044	41,810	41,002
Series 2016-49, Class LA, 3.50%, 01/25/2043	72,232	71,542
Series 2016-89, Class CG, 3.00%, 04/25/2046	98,175	90,310
Series 2017-105, Class N, 3.00%, 01/25/2048	1,085,805	963,423
Series 2017-22, Class EC, 3.00%, 06/25/2044	74,219	72,796
Series 2018-45, Class AB, 3.00%, 06/25/2048	185,710	166,801
Series 2019-33, Class N, 3.00%, 03/25/2048	222,959	208,072
Series 2022-22, Class EV, 4.00%, 07/25/2033	669,182	644,144

The accompanying notes are an integral part of these financial statements.

3

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.0% (continued)
Government National Mortgage Association
Series 2017-84, Class JD, 3.00%, 05/20/2047	31,853	$28,432
Series 2018-6, Class JA, 2.75%, 01/20/2048	184,139	169,899
Series 2019-152, Class HA, 3.50%, 08/20/2049	119,692	115,012
Series 2019-61, Class KU, 3.50%, 05/20/2049	457,700	409,368
Series 2019-99, Class JC, 3.00%, 08/20/2049	67,102	60,422
Series 2020-122, Class DP, 2.50%, 07/20/2050	1,082,611	918,007
Series 2020-123, Class PB, 2.25%, 08/20/2050	528,645	427,370
Series 2020-133, Class A, 6.34%, 05/20/2050 (d)	213,865	218,253
Series 2020-133, Class HA, 3.50%, 09/20/2050	229,100	206,959
Series 2020-134, Class NP, 2.50%, 09/20/2050	833,502	688,897
Series 2020-183, Class AY, 2.00%, 11/20/2050	817,155	652,499
Series 2020-5, Class NA, 3.50%, 12/20/2049	182,351	168,420
Series 2020-78, Class CB, 5.00%, 09/20/2034	143,950	142,552
Series 2020-84, Class WA, 3.50%, 06/20/2050	150,477	136,170
Series 2020-95, Class NB, 4.50%, 07/20/2050	19,457	18,298
Series 2022-20, Class KA, 2.50%, 01/20/2052	947,402	854,747
Series 2022-24, Class BC, 4.00%, 02/20/2052	633,463	595,445
Series 2022-78, Class LA, 4.50%, 07/20/2050	760,064	753,656
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (b)(d)	575,073	471,331
Harborview Mortgage Loan Trust
Series 2003-1, Class A, 5.50%, 05/19/2033 (d)	28,831	25,328
Series 2004-4, Class 2A, 4.99% (1 mo. Term SOFR + 0.67%), 06/19/2034	50,587	46,098
Impac CMB Trust, Series 2005-4, Class 2A1, 5.03% (1 mo. Term SOFR + 0.41%), 05/25/2035	172,816	164,489
Impac Funding Corp., Series 2003-3, Class A1, 5.20%, 08/25/2033 (d)	17,352	17,017
Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 2A1, 5.13% (1 mo. Term SOFR + 0.81%), 05/25/2036	79,769	73,072
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 5.58%, 10/25/2033 (d)	34,372	32,645
Series 2004-A1, Class 4A1, 6.57%, 02/25/2034 (d)	17,222	17,084
Series 2004-A3, Class SF3, 7.08%, 06/25/2034 (d)	24,860	24,578
Series 2004-A4, Class 2A2, 6.48%, 09/25/2034 (d)	468,036	435,602
Series 2004-A5, Class 2A1, 6.86%, 12/25/2034 (d)	21,433	21,726
Series 2013-3, Class A3, 3.34%, 07/25/2043 (b)(d)	48,719	45,202
Series 2017-2, Class A3, 3.50%, 05/25/2047 (b)(d)	97,764	88,521
Mastr Adjustable Rate Mortgages Trust, Series 2003-3, Class 2A1, 7.45%, 09/25/2033 (d)	47,019	46,008
MASTR Asset Securitization Trust, Series 2004-1, Class 3A7, 5.25%, 01/25/2034	33,021	32,254

The accompanying notes are an integral part of these financial statements.

4

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.0% (continued)
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 1A, 5.60%, 05/25/2034 (d)	103,618	$93,747
Series 2005-A1, Class 1A, 6.63%, 12/25/2034 (d)	187,302	183,255
MortgageIT Trust, Series 2004-1, Class A2, 5.33% (1 mo. Term SOFR + 1.01%), 11/25/2034	606,356	577,452
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 04/25/2057 (b)(d)	160,008	154,726
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (b)(d)	1,234,742	1,090,022
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (b)(d)	144,673	139,150
Sequoia Mortgage Trust
Series 2003-8, Class A1, 5.07% (1 mo. Term SOFR + 0.75%), 01/20/2034	118,722	114,268
Series 2004-6, Class A2, 4.99% (1 mo. Term SOFR + 0.67%), 07/20/2034	61,817	61,168
Series 2013-5, Class A1, 2.50%, 05/25/2043 (b)(d)	148,265	128,452
Series 2013-6, Class A2, 3.00%, 05/25/2043 (d)	170,256	152,026
Series 2018-5, Class A7, 3.50%, 05/25/2048 (b)(d)	657,975	597,659
Series 2019-2, Class A1, 4.00%, 06/25/2049 (b)(d)	467,796	440,292
Series 2019-4, Class A1, 3.50%, 11/25/2049 (b)(d)	482,026	435,087
Series 2020-4, Class A2, 2.50%, 11/25/2050 (b)(d)	517,996	427,622
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A4, 6.53%, 02/25/2034 (d)	46,976	45,229
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1, 5.13% (1 mo. Term SOFR + 0.81%), 01/19/2034	21,152	20,076
Series 2004-AR4, Class 1A1, 5.13% (1 mo. Term SOFR + 0.81%), 12/19/2034	30,282	28,610
Series 2004-AR6, Class A1A, 5.13% (1 mo. Term SOFR + 0.81%), 02/19/2035	856,468	842,046
Structured Asset Securities Corp.
Series 2003-34A, Class 5A4, 6.10%, 11/25/2033 (d)	69,694	67,669
Series 2003-9A, Class 2A1, 6.41%, 03/25/2033 (d)	54,166	52,645
Terwin Mortgage Trust, Series 2004-1HE, Class M1, 5.56% (1 mo. Term SOFR + 1.24%), 02/25/2034 (b)	272,518	261,168
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.24% (Ent 11th COFI Repl + 1.25%), 02/27/2034	66,545	63,860
Series 2005-AR13, Class A1A3, 5.99% (1 mo. Term SOFR + 1.67%), 10/25/2045	109,214	108,928
Series 2005-AR2, Class 1A1A, 5.09% (1 mo. Term SOFR + 0.77%), 01/25/2045	812,939	791,934
Wells Fargo Alternative Loan Trust, Series 2002-1, Class 1A1, 6.25%, 08/25/2032	163,266	166,053
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (b)(d)	953,560	849,947
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,212,168)		26,119,167

The accompanying notes are an integral part of these financial statements.

5

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

MORTGAGE-BACKED SECURITIES — 13.7%
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035	177,278	$170,103
Pool SB8257, 5.50%, 09/01/2038	798,507	811,861
Pool SD3148, 5.00%, 06/01/2053	977,733	971,983
Pool SD3386, 5.50%, 07/01/2053	1,388,266	1,394,640
Pool SD8255, 3.50%, 10/01/2052	1,340,751	1,215,508
Federal National Mortgage Association
Pool CA2472, 4.00%, 10/01/2048	973,818	922,863
Pool CB4024, 4.50%, 07/01/2052	1,185,217	1,154,240
Pool FA0095, 6.00%, 12/01/2054	1,298,278	1,330,712
Pool FM5329, 2.00%, 01/01/2031	369,102	350,272
Pool FS0862, 2.50%, 12/01/2036	731,942	684,605
Pool FS3430, 4.00%, 11/01/2052	911,806	866,801
Pool FS4239, 5.00%, 03/01/2053	1,166,662	1,152,216
Pool FS4522, 5.00%, 05/01/2053	1,382,048	1,361,246
Pool FS5649, 5.50%, 08/01/2053	376,585	377,267
Pool FS5779, 5.50%, 09/01/2053	1,062,803	1,066,419
Pool MA0584, 4.50%, 10/01/2040	8,606	8,339
Pool MA1201, 3.50%, 10/01/2032	69,298	67,350
Pool MA2705, 3.00%, 08/01/2046	547,562	488,046
Pool MA3210, 3.50%, 12/01/2047	323,603	296,939
Pool MA3356, 3.50%, 05/01/2048	1,530,172	1,403,459
Pool MA4626, 4.00%, 06/01/2052	1,295,082	1,215,474
Pool MA4733, 4.50%, 09/01/2052	481,550	464,526
Pool MA5495, 4.50%, 10/01/2054	1,039,096	1,001,074
TOTAL MORTGAGE-BACKED SECURITIES (Cost $18,813,666)		18,775,943

ASSET-BACKED SECURITIES — 7.6%
Air Canada, Series 2017-1, 3.55%, 01/15/2030 (b)	834,000	775,712
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	931,293	858,178
Avis Budget Car Rental LLC, Series 2023-8A, Class A, 6.02%, 02/20/2030 (b)	1,000,000	1,047,526
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 5.63% (1 mo. Term SOFR + 1.31%), 11/25/2034	148,892	148,598
DB Master Finance Parent LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/2051 (b)	1,047,803	966,186
Domino’s SPV Guarantor LLC, Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (b)	636,988	590,270
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (b)	630,741	624,092
Impac CMB Trust, Series 2007-A, Class M1, 5.23% (1 mo. Term SOFR + 0.91%), 05/25/2037 (b)	218,517	209,127
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (b)	987,000	950,069

The accompanying notes are an integral part of these financial statements.

6

OAKHURST FIXED INCOME FUND

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

ASSET-BACKED SECURITIES — 7.6% (continued)
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 4.99% (1 mo. Term SOFR + 0.67%), 10/25/2034	875,697	$856,106
SBA Depositor LLC
Series 2020-1-2, 2.33%, 01/15/2028 (b)	10,000	9,289
Series 2021-3, 2.59%, 10/15/2031 (b)	1,200,000	1,023,721
United Airlines, Inc., 5.88%, 02/15/2037	951,646	959,772
Verizon Master Trust, Series 2024-6, Class A1A, 4.17%, 08/20/2030	1,505,000	1,500,252
TOTAL ASSET-BACKED SECURITIES (Cost $10,546,849)		10,518,898

U.S. GOVERNMENT AGENCY ISSUES — 2.6%
Federal Farm Credit Banks Funding Corp
1.15%, 08/12/2030	2,000,000	1,703,722
2.40%, 03/24/2036	900,000	716,963
Tennessee Valley Authority, 4.65%, 06/15/2035	1,100,000	1,129,031
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,888,636)		3,549,716

	Shares

EXCHANGE TRADED FUNDS — 2.0%
F/m 10-Year Investment Grade Corporate Bond ETF (a)(f)	29,841	1,512,584
F/m 3-Year Investment Grade Corporate Bond ETF (a)(f)	25,000	1,270,040
TOTAL EXCHANGE TRADED FUNDS (Cost $2,777,051)		2,782,624

	PAR

CONVERTIBLE BONDS — 0.7%
Financials — 0.7%
PennyMac Corp., 8.50%, 06/01/2029 (b)	1,000,000	1,033,000
TOTAL CONVERTIBLE BONDS (Cost $997,500)		1,033,000

	Units

SHORT-TERM INVESTMENTS — 2.7%
Investments Purchased with Proceeds from Securities Lending — 1.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (e)	2,322,613	2,322,613

The accompanying notes are an integral part of these financial statements.

7

OAKHURST FIXED INCOME FUND

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

Money Market Funds — 1.0%
Invesco Treasury Portfolio - Class Institutional, 4.26% (e)	1,360,703	$1,360,703
TOTAL SHORT-TERM INVESTMENTS (Cost $3,683,316)		3,683,316

TOTAL INVESTMENTS — 101.4% (Cost $143,871,969)		$139,358,589
Liabilities in Excess of Other Assets — (1.4)%		(1,961,358)
TOTAL NET ASSETS — 100.0%		$137,397,231

Percentages are stated as a percent of net assets.

Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $2,282,963 which represented 1.7% of the Fund’s net assets.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $16,180,603 or 11.8% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of February 28, 2025.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

(f)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

The accompanying notes are an integral part of these financial statements.

8

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

CORPORATE BONDS — 24.2%
Communications — 2.1%
AT&T, Inc., 6.55%, 01/15/2028 (a)	150,000	$156,609
Discovery Communications LLC, 3.95%, 03/20/2028	150,000	144,496
		301,105

Consumer Discretionary — 2.0%
AutoNation, Inc., 3.80%, 11/15/2027	151,000	147,174
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025 (b)	151,000	145,643
		292,817
Energy — 1.2%
Texas Gas Transmission LLC, 7.25%, 07/15/2027	160,000	168,025

Financials — 13.5%
Air Lease Corp., 3.63%, 12/01/2027	150,000	146,340
Ally Financial, Inc., 2.20%, 11/02/2028	215,000	195,318
American Tower Corp., 5.50%, 03/15/2028	146,000	149,472
Ares Capital Corp., 7.00%, 01/15/2027	175,000	181,179
Athene Holding Ltd., 4.13%, 01/12/2028	150,000	147,956
Aviation Capital Group LLC, 6.25%, 04/15/2028 (b)	185,000	191,996
Bank of America Corp., 6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028	138,000	143,200
Blue Owl Capital Corp., 2.88%, 06/11/2028	215,000	198,309
Citigroup, Inc., 4.13%, 07/25/2028	149,000	146,479
Goldman Sachs Group, Inc., 3.85%, 01/26/2027	151,000	149,300
JPMorgan Chase & Co., 4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	149,000	148,577
Synchrony Financial, 3.95%, 12/01/2027	150,000	146,270
		1,944,396
Health Care — 2.0%
Amgen, Inc., 5.15%, 03/02/2028	144,000	146,314
CVS Pass-Through Trust, 6.04%, 12/10/2028	135,746	137,321
		283,635
Industrials — 1.4%
Ryder System, Inc., 6.30%, 12/01/2028	185,000	195,210

Technology — 1.4%
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027	148,000	147,324
Ricoh USA, Inc., 6.75%, 12/01/2025	50,000	49,504
		196,828

The accompanying notes are an integral part of these financial statements.

9

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

CORPORATE BONDS — 24.2% (continued)
Utilities — 0.6%
Elwood Energy LLC, 8.16%, 07/05/2026	95,868	$90,116
TOTAL CORPORATE BONDS (Cost $3,459,785)		3,472,132

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.3%
Federal Home Loan Mortgage Corp.
Series 3664, Class DA, 4.00%, 11/15/2037	209,107	207,482
Series 4312, Class GA, 2.50%, 12/15/2041	31,803	31,020
Series 4768, Class E, 3.50%, 09/15/2042	53,997	53,821
Series 4938, Class BL, 2.25%, 07/25/2049	370,218	321,361
Series 4960, Class PD, 2.00%, 10/25/2049	206,667	172,218
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	66,109	67,278
Series 2012-41, Class BA, 2.50%, 04/25/2027	105,671	103,735
Series 2013-82, Class BP, 2.75%, 12/25/2042	267,874	252,571
Series 2014-21, Class MA, 2.00%, 09/25/2041	154,210	148,013
Series 2016-72, Class AP, 3.00%, 07/25/2044	67,656	65,573
Government National Mortgage Association
Series 2018-131, Class PG, 3.00%, 09/20/2048	79,757	72,299
Series 2019-24, Class PE, 3.25%, 02/20/2049	171,870	159,200
Series 2019-65, Class EB, 3.00%, 05/20/2049	144,077	126,347
GSR Mortgage Loan Trust, Series 2003-13, Class 1A1, 6.40%, 10/25/2033 (c)	68,368	68,346
Impac CMB Trust, Series 2005-4, Class 2A1, 5.03% (1 mo. Term SOFR + 0.41%), 05/25/2035	103,483	98,497
Mastr Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 6.87%, 04/21/2034 (c)	69,883	67,954
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.90%, 09/25/2032 (c)	277,853	279,096
MortgageIT Trust, Series 2005-5, Class A1, 4.95% (1 mo. Term SOFR + 0.63%), 12/25/2035	260,451	255,616
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A3, 5.75%, 09/25/2034 (c)	14,668	14,350
WaMu Mortgage Pass Through Certificates, Series 2002-AR2, Class A, 4.24% (Ent 11th COFI Repl + 1.25%), 02/27/2034	12,099	11,611
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A6, 7.31%, 07/25/2034 (c)	185,063	189,202
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,959,370)		2,765,590

U.S. TREASURY SECURITIES — 17.8%
United States Treasury Note/Bond
4.63%, 06/30/2026	447,000	450,213
4.50%, 07/15/2026	475,000	477,839
3.75%, 08/31/2026	330,000	328,582
4.13%, 10/31/2026	150,000	150,234
4.25%, 11/30/2026	220,000	220,833

The accompanying notes are an integral part of these financial statements.

10

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

U.S. TREASURY SECURITIES — 17.8% (continued)
3.75%, 08/15/2027	614,000	$610,582
3.38%, 09/15/2027	325,000	320,265
TOTAL U.S. TREASURY SECURITIES (Cost $2,561,735)		2,558,548

	SHARES

EXCHANGE TRADED FUNDS — 12.7%
F/m 2-Year Investment Grade Corporate Bond ETF (f)	14,492	734,301
F/m 3-Year Investment Grade Corporate Bond ETF (f)	14,467	734,947
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF (d)(f)	7,000	350,665
TOTAL EXCHANGE TRADED FUNDS (Cost $1,815,525)		1,819,913

	PAR

MORTGAGE-BACKED SECURITIES — 11.8%
Federal Home Loan Mortgage Corp.
Pool J12630, 4.00%, 07/01/2025	9,595	9,574
Pool SB1117, 6.00%, 04/01/2039	235,351	242,473
Pool SB1215, 6.00%, 07/01/2039	870,468	892,569
Federal National Mortgage Association
Pool AL0300, 4.50%, 06/01/2026	19,223	19,229
Pool AL4309, 4.00%, 10/01/2028	64,806	64,396
Pool FS8581, 6.00%, 07/01/2039	230,012	235,776
Pool MA5202, 6.00%, 11/01/2038	231,710	237,729
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,697,010)		1,701,746

ASSET-BACKED SECURITIES — 11.2%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2, 5.63% (1 mo. Term SOFR + 1.31%), 10/25/2034	42,794	42,279
ACE Securities Corp., Series 2003-NC1, Class A2A, 5.27% (1 mo. Term SOFR + 0.95%), 07/25/2033	234,621	216,638
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 3.93% (1 mo. Term SOFR + 0.89%), 10/25/2034	211,056	200,654
Carvana Auto Receivables Trust
Series 2021-N1, Class B, 1.09%, 01/10/2028	134,018	130,244
Series 2021-P2, Class A4, 0.80%, 01/10/2027	162,706	160,456
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 5.63% (1 mo. Term SOFR + 1.31%), 11/25/2034	152,019	151,718
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (b)	275,738	263,642
OneMain Holdings, Inc., Series 2006-1, Class A5, 5.75%, 12/25/2035 (b)(c)	981	1,062

The accompanying notes are an integral part of these financial statements.

11

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

ASSET-BACKED SECURITIES — 11.2% (continued)
Soundview Home Equity Loan Trust, Series 2003-2, Class A2, 5.73% (1 mo. Term SOFR + 1.41%), 11/25/2033	113,538	$117,548
Verizon Master Trust, Series 2024-6, Class A1A, 4.17%, 08/20/2030	150,000	149,527
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	175,000	171,880
TOTAL ASSET-BACKED SECURITIES (Cost $1,632,658)		1,605,648

CONVERTIBLE BONDS — 1.1%
Financials — 1.1%
PennyMac Corp., 8.50%, 06/01/2029 (b)	150,000	154,950
TOTAL CONVERTIBLE BONDS (Cost $149,625)		154,950

	Units

SHORT-TERM INVESTMENTS — 2.5%
Investments Purchased with Proceeds from Securities Lending — 0.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (e)	91,162	91,162

	Shares

Money Market Funds — 1.8%
Invesco Treasury Portfolio - Class Institutional, 4.26% (e)	261,438	261,438
TOTAL SHORT-TERM INVESTMENTS (Cost $352,600)		352,600

TOTAL INVESTMENTS — 100.6% (Cost $14,628,308)		$14,431,127
Liabilities in Excess of Other Assets — (0.6)%		(85,577)
TOTAL NET ASSETS — 100.0%		$14,345,550

Percentages are stated as a percent of net assets.

Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index

LLC - Limited Liability Company

SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $89,422 which represented 0.6% of the Fund’s net assets.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $757,293 or 5.3% of the Fund’s net assets.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

12

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2025 (UNAUDITED)

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

(f)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

The accompanying notes are an integral part of these financial statements.

13

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

CORPORATE BONDS — 94.6%
Communications — 10.1%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	309,000	$297,168
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/2028 (a)	325,000	342,556
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)(b)	250,000	229,480
Directv Financing LLC, 8.88%, 02/01/2030 (a)	250,000	244,134
Gray Media, Inc., 10.50%, 07/15/2029 (a)(b)	239,000	247,035
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (a)	250,000	213,713
Level 3 Financing, Inc., 11.00%, 11/15/2029 (a)	300,000	340,800
McGraw-Hill Education, Inc., 5.75%, 08/01/2028 (a)(b)	200,000	196,328
Qwest Corp., 7.25%, 09/15/2025	250,000	251,252
Sirius XM Radio LLC, 5.50%, 07/01/2029 (a)(b)	250,000	244,835
Univision Communications, Inc., 6.63%, 06/01/2027 (a)(b)	200,000	200,556
Vmed O2 UK Financing I PLC, 7.75%, 04/15/2032 (a)	250,000	254,017
VZ Secured Financing BV, 5.00%, 01/15/2032 (a)	375,000	331,099
		3,392,973
Consumer Discretionary — 27.3%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)	250,000	261,156
Affinity Interactive, 6.88%, 12/15/2027 (a)	300,000	247,371
Allegiant Travel Co., 7.25%, 08/15/2027 (a)	250,000	252,661
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	325,000	335,413
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	340,000	338,633
Benteler International AG, 10.50%, 05/15/2028 (a)(b)	230,000	244,009
Brightline East LLC, 11.00%, 01/31/2030 (a)	250,000	228,887
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (a)	250,000	238,139
Crocs, Inc., 4.25%, 03/15/2029 (a)	250,000	234,589
Empire Resorts, Inc., 7.75%, 11/01/2026 (a)	250,000	240,758
Garda World Security Corp., 7.75%, 02/15/2028 (a)	325,000	335,212
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (a)	250,000	255,073
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/01/2029 (a)	250,000	258,598
GEO Group, Inc., 8.63%, 04/15/2029	250,000	264,847
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029 (b)	250,000	237,818
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)	230,000	243,683
K Hovnanian Enterprises, Inc., 11.75%, 09/30/2029 (a)	217,000	236,801
Landsea Homes Corp., 8.88%, 04/01/2029 (a)	300,000	298,709
Melco Resorts Finance Ltd., 7.63%, 04/17/2032 (a)	335,000	336,788
Newell Brands, Inc., 7.00%, 04/01/2046 (c)	375,000	339,587
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028 (a)	612,000	582,796
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025 (a)	695,000	670,345
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	250,000	238,775

The accompanying notes are an integral part of these financial statements.

14

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

CORPORATE BONDS — 94.6% (continued)
Consumer Discretionary — 27.3% (continued)
Rakuten Group, Inc., 11.25%, 02/15/2027 (a)	500,000	$548,981
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.63%, 04/16/2029 (a)(b)	300,000	271,849
Staples, Inc., 10.75%, 09/01/2029 (a)	250,000	239,088
Tenneco, Inc., 8.00%, 11/17/2028 (a)	265,000	263,518
United Airlines, Inc., 4.63%, 04/15/2029 (a)(b)	350,000	337,729
Victoria’s Secret & Co., 4.63%, 07/15/2029 (a)	250,000	227,659
Wynn Macau Ltd., 5.63%, 08/26/2028 (a)	350,000	340,262
		9,149,734
Consumer Staples — 3.8%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)(b)	196,000	196,525
Land O’Lakes Capital Trust I, 7.45%, 03/15/2028 (a)	500,000	496,853
Post Holdings, Inc., 6.25%, 02/15/2032 (a)(b)	245,000	247,168
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029 (b)	310,000	313,660
		1,254,206
Energy — 10.2%
California Resources Corp., 8.25%, 06/15/2029 (a)	239,000	245,905
Civitas Resources, Inc., 8.75%, 07/01/2031 (a)(b)	315,000	329,773
CVR Energy, Inc., 8.50%, 01/15/2029 (a)	250,000	246,888
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (a)	500,000	512,721
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030 (b)	325,000	337,649
Hilcorp Energy I LP / Hilcorp Finance Co., 8.38%, 11/01/2033 (a)	325,000	339,926
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	250,000	271,958
Phillips 66 Partners LP
3.55%, 10/01/2026	5,000	4,858
3.75%, 03/01/2028	73,000	69,091
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	250,000	263,017
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (a)	250,000	255,587
Transocean, Inc., 8.75%, 02/15/2030 (a)	200,000	209,610
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	300,000	328,083
		3,415,066
Financials — 16.9%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/2029 (a)	250,000	259,371
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	325,000	331,394
Antares Holdings LP, 6.35%, 10/23/2029 (a)	250,000	252,791
Armor Holdco, Inc., 8.50%, 11/15/2029 (a)	260,000	260,314
First Citizens BancShares, Inc./NC, 3.38% to 03/15/2025 then 3 mo. Term SOFR + 2.47%, 03/15/2030	695,000	693,225
Flagstar Financial, Inc., 7.34% (3 mo. Term SOFR + 3.04%), 11/06/2028 (b)	543,000	522,310

The accompanying notes are an integral part of these financial statements.

15

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

CORPORATE BONDS — 94.6% (continued)
Financials — 16.9% (continued)
Freedom Mortgage Corp., 12.00%, 10/01/2028 (a)	246,000	$267,371
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	250,000	257,140
Hightower Holding LLC, 9.13%, 01/31/2030 (a)	250,000	263,000
HUB International Ltd., 5.63%, 12/01/2029 (a)	250,000	245,242
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.75%, 01/15/2029	250,000	255,029
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)	250,000	238,992
Navient Corp., 11.50%, 03/15/2031	300,000	340,682
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	325,000	334,659
PRA Group, Inc., 8.88%, 01/31/2030 (a)	250,000	263,492
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	250,000	253,949
Service Properties Trust, 8.88%, 06/15/2032	350,000	347,604
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)(b)	240,000	256,832
		5,643,397
Health Care — 5.0%
AdaptHealth LLC, 4.63%, 08/01/2029 (a)	275,000	255,527
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027 (a)	270,000	260,773
DaVita, Inc., 6.88%, 09/01/2032 (a)	240,000	243,970
LifePoint Health, Inc., 11.00%, 10/15/2030 (a)	310,000	341,531
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (a)(b)	340,000	345,079
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	250,000	236,266
		1,683,146
Industrials — 2.6%
ASG Finance Designated Activity Co., 9.75%, 05/15/2029 (a)	250,000	253,875
Bombardier, Inc., 8.75%, 11/15/2030 (a)	315,000	337,689
Manitowoc Co., Inc., 9.25%, 10/01/2031 (a)(b)	250,000	262,813
		854,377
Materials — 12.1%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	240,000	237,018
Chemours Co., 5.38%, 05/15/2027 (b)	600,000	591,702
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032 (a)(b)	250,000	251,397
Compass Minerals International, Inc., 6.75%, 12/01/2027 (a)(b)	581,000	579,609
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	250,000	245,709
Domtar Corp., 6.75%, 10/01/2028 (a)	270,000	250,721
First Quantum Minerals Ltd., 9.38%, 03/01/2029 (a)	200,000	213,644
LABL, Inc., 9.50%, 11/01/2028 (a)	250,000	240,558
Mercer International, Inc., 5.13%, 02/01/2029 (b)	690,000	626,660
Mineral Resources Ltd., 9.25%, 10/01/2028 (a)(b)	325,000	336,639
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	250,000	232,673

The accompanying notes are an integral part of these financial statements.

16

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

CORPORATE BONDS — 94.6% (continued)
Materials — 12.1% (continued)
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	240,000	$249,279
		4,055,609
Technology — 3.2%
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)	533,000	523,877
McAfee Corp., 7.38%, 02/15/2030 (a)(b)	265,000	258,608
Unisys Corp., 6.88%, 11/01/2027 (a)	280,000	275,234
		1,057,719
Utilities — 3.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 08/20/2026	590,000	589,275
Elwood Energy LLC, 8.16%, 07/05/2026	309,243	290,688
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	250,000	233,579
Midland Cogeneration Venture LP, 6.00%, 03/15/2025 (a)	29,064	28,773
		1,142,315
TOTAL CORPORATE BONDS (Cost $31,352,759)		31,648,542

	SHARES

EXCHANGE TRADED FUNDS — 1.5%
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF (d)(f)	10,000	500,950
TOTAL EXCHANGE TRADED FUNDS (Cost $500,700)		500,950

	PAR

CONVERTIBLE BONDS — 0.7%
Financials — 0.7%
PennyMac Corp., 8.50%, 06/01/2029 (a)	250,000	258,250
TOTAL CONVERTIBLE BONDS (Cost $249,375)		258,250

	Units

SHORT-TERM INVESTMENTS — 20.5%
Investments Purchased with Proceeds from Securities Lending — 18.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (e)	6,190,943	6,190,943

The accompanying notes are an integral part of these financial statements.

17

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

Money Market Funds — 2.0%
Invesco Treasury Portfolio - Class Institutional, 4.26% (e)	663,057	$663,057
TOTAL SHORT-TERM INVESTMENTS (Cost $6,854,000)		6,854,000

TOTAL INVESTMENTS — 117.3% (Cost $38,956,834)		$39,261,742
Liabilities in Excess of Other Assets — (17.3)%		(5,796,727)
TOTAL NET ASSETS — 100.0%		$33,465,015

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $25,533,687 or 76.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $6,051,964 which represented 18.1% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of February 28, 2025.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

(f)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

The accompanying notes are an integral part of these financial statements.

18

Oakhurst Mutual Funds

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)

	Oakhurst Fixed Income Fund		Oakhurst Short Duration Bond Fund		Oakhurst Short Duration High Yield Credit Fund
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $137,411,602, $12,460,183, and $31,602,134, respectively)	$132,892,649	(1)	$12,258,614	(1)	$31,906,792	(1)
Investments in securities of affiliated issuers, at value (cost $2,777,051, $1,815,525, and $500,700, respectively)	2,782,624		1,819,913		500,950
Short-term investments, at value (cost $1,360,703 and $261,438, and $663,057, respectively)	1,360,703		261,438		663,057
Investments purchased with proceeds from securities lending collateral, at value (cost $2,322,613, $91,162, and $6,190,943, respectively)	2,322,613		91,162		6,190,943
Receivable for:
Due from Adviser	—		30,089		9,110
Dividends and interest	846,676		83,244		629,682
Investments sold	—		—		—
Capital shares sold	36,265		—		—
Securities lending income	843		502		1,346
Prepaid and other expenses	27,542		4,288		9,908
Total assets	140,269,915		14,549,250		39,911,788

LIABILITIES
Payables for:
Capital shares redeemed	302,939		41,569		184,072
Distributions	165,904		889		7,204
Administration and accounting fees	21,534		9,298		—
Professional fees	5,844		18,732		17,906
Advisory fees	12,402
Securities lending collateral	2,322,613		91,162		6,190,943
Other accrued expenses and liabilities	41,448		42,050		46,648
Total liabilities	2,872,684		203,700		6,446,773
Net assets	137,397,231		14,345,550		33,465,015

NET ASSETS CONSIST OF:
Par value	$15,560		$1,516		$3,729
Paid-in capital	151,102,461		19,722,633		44,979,814
Total distributable earnings/(loss)	(13,720,790)		(5,378,599)		(11,518,528)
Net assets	$137,397,231		$14,345,550		$33,465,015
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	15,560,258		1,515,613		3,729,419
Net asset value, offering and redemption price per share	$8.83		$9.47		$8.97

(1)	Includes market value of securities on loan of $2,282,963, $89,422, and $6,051,964, respectively.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

19

Oakhurst Mutual Funds

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
INVESTMENT INCOME
Dividends from affiliated investments	$68,629	$22,824	$—
Interest	2,883,950	310,273	1,329,007
Securities lending income, net	1,405	2,435	21,200
Total investment income	2,953,984	335,532	1,350,207

EXPENSES
Advisory fees	324,731	26,032	132,630
Administration and accounting fees	67,517	23,713	21,899
Officer fees	16,627	1,632	4,419
Transfer agent fees	13,183	32,569	35,345
Registration and filing fees	11,513	11,513	10,991
Audit and tax service fees	9,501	17,888	17,888
Custodian fees	6,303	3,834	—
Director fees	4,622	—	—
Legal fees	351	149	312
Other expenses	1,756	724	1,152
Total expenses before waivers and reimbursments	456,104	118,054	224,636
Less: waivers and reimbursemets	(79,416)	(73,429)	(56,637)
Net expenses after waivers and reimbursments	376,688	44,625	167,999
Net investment income/(loss)	2,577,296	290,907	1,182,208

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investment in unaffiliated issuers	$97,848	$(148,412)	$331,748
Net realized gain/(loss) from investment in affiliated issuers	(34,429)	—	—
Net change in unrealized appreciation/(depreciation) from investment in unaffiliated issuers	(971,791)	169,841	(105,589)
Net change in unrealized appreciation/(depreciation) from investment in affiliated issuers	5,573	4,388	250
Net realized and unrealized gain/(loss) from investments	(902,799)	25,817	226,409

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,674,497	$316,724	$1,408,617

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

20

OAKHURST FIXED INCOME FUND

Statements of Changes in Net Assets

	SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$2,577,296	$4,529,656
Net realized gain/(loss) on investments	63,419	(2,820,459)
Net change in unrealized appreciation/(depreciation) on investments	(966,218)	7,204,480
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,674,497	8,913,677

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(2,682,696)	(4,568,696)
Net decrease in net assets from dividends and distributions to shareholders	(2,682,696)	(4,568,696)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,133,600	45,762,565
Reinvestment of distributions	1,674,864	2,866,950
Shares redeemed	(15,200,745)	(43,584,779)
Net increase/(decrease) in net assets from capital share transactions	13,607,719	5,044,736
Total increase/(decrease) in net assets	12,599,519	9,389,717

NET ASSETS:
Beginning of period	124,797,712	115,407,995
End of period	$137,397,231	$124,797,712

SHARE TRANSACTIONS:
Shares sold	3,082,044	5,304,313
Shares reinvested	190,879	332,675
Shares redeemed	(1,734,635)	(5,090,417)
Net increase/(decrease) in shares outstanding	1,538,288	546,571

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

21

OAKHURST SHORT DURATION BOND FUND

Statements of Changes in Net Assets

	SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$290,907	$787,853
Net realized gain/(loss) on investments	(148,412)	(475,847)
Net change in unrealized appreciation/(depreciation) on investments	174,229	1,126,187
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	316,724	1,438,193

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(368,112)	(791,430)
Net decrease in net assets from dividends and distributions to shareholders	(368,112)	(791,430)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,312,509	2,661,769
Reinvestment of distributions	360,224	773,968
Shares redeemed	(2,732,041)	(15,735,509)
Net increase/(decrease) in net assets from capital share transactions	(1,059,308)	(12,299,772)
Total increase/(decrease) in net assets	(1,110,696)	(11,653,009)

NET ASSETS:
Beginning of period	15,456,246	27,109,255
End of period	$14,345,550	$15,456,246

SHARE TRANSACTIONS:
Shares sold	138,611	285,193
Shares reinvested	38,137	83,538
Shares redeemed	(288,665)	(1,692,988)
Net increase/(decrease) in shares outstanding	(111,917)	(1,324,257)

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

22

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Statements of Changes in Net Assets

	SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$1,182,208	$2,402,198
Net realized gain/(loss) on investments	331,748	(425,905)
Net change in unrealized appreciation/(depreciation) on investments	(105,339)	1,802,716
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,408,617	3,779,009

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,193,324)	(2,416,379)
Net decrease in net assets from dividends and distributions to shareholders	(1,193,324)	(2,416,379)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,482,175	5,749,951
Reinvestment of distributions	1,155,060	2,327,603
Shares redeemed	(7,838,945)	(16,767,917)
Net increase/(decrease) in net assets from capital share transactions	(3,201,710)	(8,690,363)
Total increase/(decrease) in net assets	(2,986,417)	(7,327,733)

NET ASSETS:
Beginning of period	36,451,432	43,779,165
End of period	$33,465,015	$36,451,432

SHARE TRANSACTIONS:
Shares sold	388,058	652,966
Shares reinvested	129,124	266,023
Shares redeemed	(873,477)	(1,925,652)
Net increase/(decrease) in shares outstanding	(356,295)	(1,006,663)

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

23

OAKHURST FIXED INCOME FUND

Institutional Shares

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,
	(UNAUDITED)		2024(1)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.90		$8.56	$8.90	$10.28	$10.40	$10.10
Net investment income/(loss)(3)	0.17		0.34	0.27	0.19	0.15	0.22
Net realized and unrealized gain/(loss) from investments	(0.06)		0.35	(0.33)	(1.26)	— (2)	0.32
Net increase/(decrease) in net assets resulting from operations	$0.11		0.69	(0.06)	(1.07)	0.15	0.54
Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.35)	(0.28)	(0.22)	(0.21)	(0.24)
Net realized gains on investments	—		—	—	(0.09)	(0.06)	—
Total distributions	(0.18)		(0.35)	(0.28)	(0.31)	(0.27)	(0.24)
Net asset value, end of period	$8.83		$8.90	$8.56	$8.90	$10.28	$10.40
Total investment return/(loss)(4)	1.25	%(5)	8.21%	(0.62)%	(10.59)%	1.42%	5.45%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$137,397		$124,798	$115,408	$119,410	$126,210	$96,428
Ratio of expenses to average net assets with waivers and/or reimbursements	0.58	%(6)	0.58%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets without waivers and reimbursements	0.70	%(6)	0.78%	0.78%	0.84%	0.80%	0.87%
Ratio of net investment income/(loss) to average net assets with waviers	3.97	%(6)	3.97%	3.16%	1.97%	1.45%	2.20%
Portfolio turnover rate	12	%(5)	41%	36%	48%	52%	43%

(1)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Rounds to less than $0.01 per share.

(3)	Per share data calculated using average shares outstanding method.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

24

OAKHURST SHORT DURATION BOND FUND

Institutional Shares

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,
	(UNAUDITED)		2024(1)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.50		$9.18	$9.31	$9.99	$9.98	$9.94
Net investment income/(loss)(2)	0.18		0.36	0.31	0.14	0.15	0.22
Net realized and unrealized gain/(loss) from investments	0.02		0.33	(0.11)	(0.60)	0.07	0.07
Net increase/(decrease) in net assets resulting from operations	0.20		0.69	0.20	(0.46)	0.22	0.29
Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.37)	(0.33)	(0.22)	(0.21)	(0.25)
Net asset value, end of period	$9.47		$9.50	$9.18	$9.31	$9.99	$9.98
Total investment return/(loss)(3)	2.28	%(5)	7.68%	2.23%	(4.65)%	2.26%	2.95%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$14,346		$15,456	$27,109	$57,788	$131,145	$125,823
Ratio of expenses to average net assets with waivers and/or reimbursements	0.60	%(6)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets without waivers and reimbursements	1.59	%(6)	1.28%	1.03%	0.77%	0.65%	0.68%
Ratio of net investment income/(loss) to average net assets with waviers	3.91	%(6)	3.84%	3.24%	1.58%	1.51%	2.13%
Portfolio turnover rate	49	%(5)	48%	22%	70%	102%	70%

(1)

Prior to the close of business on October 27, 2023, the Fund was a diversified series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

25

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Institutional Shares

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,
	(UNAUDITED)		2024(1)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.92		$8.60	$8.79	$10.06	$9.64	$9.95
Net investment income/(loss)(2)	0.30		0.56	0.53	0.47	0.47	0.52
Net realized and unrealized gain/(loss) from investments	0.05		0.33	(0.19)	(1.26)	0.42	(0.31)
Net increase/(decrease) in net assets resulting from operations	0.35		0.89	0.34	(0.79)	0.89	0.21
Dividends and distributions to shareholders from:
Net investment income	(0.30)		(0.57)	(0.53)	(0.48)	(0.47)	(0.52)
Net asset value, end of period	$8.97		$8.92	$8.60	$8.79	$10.06	$9.64
Total investment return/(loss)(3)	4.01	%(5)	10.66%	4.05%	(8.11)%	9.45%	2.27%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$33,465		$36,451	$43,779	$66,514	$101,433	$41,894
Ratio of expenses to average net assets with waivers and/or reimbursements	0.95	%(6)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets without waivers and reimbursements	1.27	%(6)	1.27%	1.22%	1.11%	1.18%	1.29%
Ratio of net investment income/(loss) to average net assets with waviers	6.69	%(6)	6.39%	6.00%	4.84%	4.72%	5.38%
Portfolio turnover rate	63	%(5)	49%	52%	53%	60%	113%

(1)

Prior to the close of business on October 27, 2023, the Fund was a diversified series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

26

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund (each a “Fund” and together the “Funds” or “Oakhurst Mutual Funds”). The Oakhurst Fixed Income Fund, the Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund commenced operations on October 31, 2012, April 26, 2013, and October 1, 2015, respectively. Each fund was treated as a separate series (the “Predecessor Funds”) of the F/m Funds Trust, an open end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Funds were reorganized into the Funds, as new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Funds acquired all the assets and liabilities of the Predecessor Funds in exchange for shares of the Funds which were distributed pro rata by the Predecessor Funds to their respective shareholders in complete liquidation and termination of the Predecessor Funds. Unless otherwise indicated, references to the “Funds” in these Notes to Financial Statements refer to the Funds and the Predecessor Funds, as applicable. Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both share classes of each Fund are offered, each share class of a Fund will represent an ownership interest in the corresponding Fund’s investment portfolio.

The investment objective of Oakhurst Fixed Income Fund is total return.

The investment objective of Oakhurst Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity.

The investment objective of Oakhurst Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION – The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

27

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

Oakhurst Fixed Income Fund	Total	Level 1	Level 2	Level 3
U.S. Treasury Securities	$40,612,105	$—	$40,612,105	$—
Corporate Bonds	32,283,820	—	32,283,820	—
Collateralized Mortgage Obligations	26,119,167	—	26,119,167	—
Mortgage-Backed Securities	18,775,943	—	18,775,943	—
Asset-Backed Securities	10,518,898	—	10,518,898	—
U.S. Government Agency Issues	3,549,716	—	3,549,716	—
Exchange Traded Funds	2,782,624	2,782,624	—	—
Convertible Bonds	1,033,000	—	1,033,000	—
Investments Purchased with Proceeds from Securities Lending**	2,322,613	—	—	—
Money Market Funds	1,360,703	1,360,703	—	—
Total Investments*	$139,258,589	$132,892,649	$4,143,327	$—

28

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

Oakhurst Short Duration Bond Fund	Total	Level 1	Level 2	Level 3
Corporate Bonds	$3,472,132	$—	$3,472,132	$—
Collateralized Mortgage Obligations	2,765,590	—	2,765,590	—
U.S Treasury Securities	2,558,548	—	2,558,548	—
Exchange Traded Funds	1,819,913	1,819,913	—	—
Mortgage-Backed Securities	1,701,746	—	1,701,746	—
Asset-Backed Securities	1,605,648	—	1,605,648	—
Convertible Bonds	154,950	—	154,950	—
Investments Purchased with Proceeds from Securities Lending**	91,162	—	—	—
Money Market Funds	261,438	261,438	—	—
Total Investments*	$14,431,127	$2,081,351	$12,258,614	$—

Oakhurst Short Duration High Yield Credit Fund	Total	Level 1	Level 2	Level 3
Corporate Bonds	$31,648,542	$—	$31,648,542	$—
Exchange Traded Funds	500,950	500,950	—	—
Convertible Bonds	258,250	—	258,250	—
Investments Purchased with Proceeds from Securities Lending**	6,190,943	—	—	—
Money Market Funds	663,057	663,057	—	—
Total Investments*	$39,261,742	$1,164,007	$31,906,792	$—

*	Please refer to the Schedule of Investments for further details.

**

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

29

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

USE OF ESTIMATES – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES – The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS – No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS – Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER – In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Fund, under the terms of an investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of the Fund, and the Adviser. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Funds pay the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50%, 0.35%, and 0.75% of the average daily net assets of the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund, respectively. Oakhurst Capital Advisors, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Funds, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Advisory Agreement between the Adviser and the Company on behalf of the Funds. The Sub-Adviser is paid a fee equal to the annual rate of 0.475% of the Oakhurst Fixed Income Fund’s average daily net assets, 0.325% of the Oakhurst Short Duration Bond Fund’s average daily net assets, and 0.725% of the Oakhurst Short Duration High Yield Credit Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Funds) at the annual rate of the average value of a Fund’s daily net assets. The Sub-Adviser’s fee is reduced on a pro-rata basis to the extent that the Adviser reduces its advisory fees or reimburses expenses of the Funds.

30

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

Under an expense limitation agreement between the Company, on behalf of the Funds, and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed until December 31, 2025 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage commissions, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% (0.58% until October 30, 2024) of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Fixed Income Fund, 0.60% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Short Duration Bond Fund, and 0.95% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Short Duration High Yield Credit Fund. During the period from September 1, 2024 through February 28, 2025, the Adviser reduced advisory fees for the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund by $79,416, $73,429, and $56,637, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Funds’ ordinary operating expenses (excluding brokerage commissions, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

	EXPIRATION
	August 31, 2027	August 31, 2028	Total
Oakhurst Fixed Income Fund	$181,008	$79,416	$260,424
Oakhurst Short Duration Bond Fund	$108,148	$73,429	$181,577
Oakhurst Short Duration High Yield Credit Fund	$94,367	$56,637	$151,004

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

DIRECTOR AND OFFICER COMPENSATION - The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

31

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

OTHER INVESTMENT COMPANIES - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

3. INVESTMENT TRANSACTIONS

During the current fiscal period, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Purchases of investment securities	$29,194,023	$7,161,079	$21,806,516
Proceeds from sales and maturities of investment securities	12,084,476	7,452,251	24,138,882

During the current fiscal period, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Purchases of U.S. government long-term securities	$25,608,188	$6,001,683	$14,226,989
Proceeds from sales and maturities of U.S. government securities	26,080,273	5,828,864	14,824,513

4. FEDERAL INCOME TAX INFORMATION

Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Funds’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

32

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

The following information is computed on a tax basis for each item as of the end of the Funds’ fiscal year on August 31, 2024:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Tax cost of investments	$127,957,171	$15,824,501	$35,643,747
Gross unrealized appreciation	1,871,494	72,577	635,708
Gross unrealized depreciation	(5,577,166)	(444,741)	(225,964)
Net unrealized appreciation/(depreciation) on investments	(3,705,672)	(372,164)	409,744
Undistributed ordinary income	226,365	42,851	13,297
Accumulated capital and other losses	(9,076,258)	(4,996,826)	(12,150,770)
Distributions payable	(157,027)	(1,073)	(6,093)
Total distributable earnings/(loss)	$(12,712,592)	$(5,327,212)	$(11,733,822)

The difference between the federal income tax cost of investments and the financial statement cost of investments for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2024 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
Oakhurst Fixed Income Fund:
August 31, 2024	$4,548,812	$—	$4,548,812
Oakhurst Short Duration Bond Fund:
August 31, 2024	$792,322	$—	$792,322
Oakhurst Short Duration High Yield Credit Fund:
August 31, 2024	$2,418,079	$—	$2,418,079

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to dividends payable amounts.

As of August 31, 2024, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Short-term loss carryforwards	$(901,758)	$(1,981,555)	$(4,706,925)
Long-term loss carryforwards	(8,174,500)	(3,015,271)	(7,443,845)
Total	$(9,076,258)	$(4,996,826)	$(12,150,770)

These CLCFs may be carried forward indefinitely and are available to offset net realized capital gains in future years, thereby reducing future taxable capital gain distributions.

33

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the fiscal year ended August 31, 2024, the Funds did not incur any interest or penalties.

5. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income generated from the securities lending transactions. The net amount of income earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value of $1.00. The Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Oakhurst Fixed Income Fund	$2,282,963	$2,322,613	$1,405
Oakhurst Short Duration Bond Fund	89,422	91,162	2,435
Oakhurst Short Duration High Yield Credit Fund	6,051,964	6,190,943	21,200

34

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Oakhurst Fixed Income Fund	$2,282,963	$	$2,282,963	$(2,282,963)	$	$
Oakhurst Short Duration Bond Fund	89,422		89,422	(89,422)
Oakhurst Short Duration High Yield Credit Fund	6,051,964		6,051,964	(6,051,964)

1	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

2	Net amount represents the net amount receivable from the counterparty in the event of default.

6. Risks Associated with Collateralized Mortgage Obligations

Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in the mortgage-backed securities industry. This means each Fund generally aims to invest at least 25% of its total assets in agency and non-agency collateralized mortgage obligations (“CMOs”). The Funds’ investments in CMOs are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on CMOs, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a CMO and cause the Funds to reinvest their assets at a lower prevailing interest rate. CMOs are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of CMOs due to the deceleration of prepayments. CMOs may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in CMOs are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in CMOs, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in CMOs. As of the end of the current fiscal period, Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund had 19.0% and 19.3%, respectively, of the value of their net assets invested in CMOs.

7. Risks Associated with Lower Rated Debt Securities

Oakhurst Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and may adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, Inc. are generally considered to be “junk” bonds.

35

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

8. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in 144A securities.

9. Transactions with Affiliates

The following issuers are affiliated with the Funds. Each Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such affiliated issuers are:

	Septemeber 1, 2024		Additions		Reductions
Issuer Name	Share Balance	VALUE	Share Balance	COST	Share Balance	Proceeds
Oakhurst Fixed Income Fund
F/m 3-Year Investment Grade Corporate Bond ETF	—	$—	25,000	$1,266,500	—	$—
F/m 10-Year Investment Grade Corporate Bond ETF	—	—	64,841	3,279,882	35,000	1,734,902
Total	—	—	89,841	4,546,382	35,000	1,734,902
Oakhurst Short Duration Bond Fund
F/m 2-Year Investment Grade Corporate Bond ETF	—	—	14,492	732,571	—	—
F/m 3-Year Investment Grade Corporate Bond ETF	—	—	14,467	732,464	—	—
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	—	—	7,000	350,490	—	—
Total	—	—	35,959	1,815,525	—	—
Oakhurst Short Duration High Yield Credit Fund
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	—	—	10,000	500,700	—	—
Total	—	—	10,000	500,700	—	—

36

Oakhurst Mutual Funds

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

	February 28, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change In Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	VALUE
Oakhurst Fixed Income Fund
F/m 3-Year Investment Grade Corporate Bond ETF	$19,739	$—	$3,540	$—	25,000	$1,270,040
F/m 10-Year Investment Grade Corporate Bond ETF	48,890	—	2,033	(34,429)	29,841	1,512,584
Total	68,629	—	5,573	(34,429)	54,841	2,782,624
Oakhurst Short Duration Bond Fund
F/m 2-Year Investment Grade Corporate Bond ETF	11,401	—	1,730	—	14,492	734,301
F/m 3-Year Investment Grade Corporate Bond ETF	11,423	—	2,483	—	14,467	734,947
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	—	—	175	—	7,000	350,665
Total	22,824	—	4,388	—	35,959	1,819,913
Oakhurst Short Duration High Yield Credit Fund
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	—	—	250	—	10,000	500,950
Total	—	—	250	—	10,000	500,950

10. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to the end of the current fiscal period, the Funds paid the following distributions:

Fund	Record Date	EX-DATE/ PAY DATE	Distribution Rate Per Share
Oakhurst Fixed Income Fund	March 27, 2025	March 28, 2025	$0.02626365
Oakhurst Short Duration Bond Fund	March 27, 2025	March 28, 2025	$0.02936873
Oakhurst Short Duration High Yield Credit Fund	March 27, 2025	March 28, 2025	$0.04541973

In addition, effective in April 2025, the Sub-Adviser no longer serves as investment sub-adviser to the Funds. The Funds will continue to be advised by the Adviser, and will continue to operate under the same principle investment strategies. Barry P. Julien, CFA® and John Han, CFA® will continue to serve as portfolio managers to the Funds.

37

Oakhurst Mutual Funds

Other Information

(Unaudited)

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website www.fminvest.com.

38

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Sub-Adviser

Oakhurst Capital Advisors, LLC
1875 Century Park E,
Suite 950
Los Angeles, CA 90067

Administrator and Transfer Agent

U.S.Bank Global Fund Services
P.O. Box 701
Milwaukee,Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

39

Financial Statements
February 28, 2025
(Unaudited)

F/m Opportunistic Income ETF | (Nasdaq: XFIX)

a series of The RBB Fund, Inc.

F/m Investments LLC

F/m Opportunistic Income ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS — 65.1%
Communication Services — 0.4%
Qwest Corp., 7.25%, 09/15/2025	$130,000	$130,311

Communications — 2.2%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	140,000	133,700
VeriSign, Inc., 4.75%, 07/15/2027	661,000	660,844
		794,544

Consumer Discretionary — 7.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	130,000	129,280
Crocs, Inc., 4.25%, 03/15/2029 (a)	140,000	131,234
Ford Motor Co., 3.25%, 02/12/2032	1,205,000	1,005,767
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029 (b)	140,000	133,082
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)	125,000	132,325
Tenneco, Inc., 8.00%, 11/17/2028 (a)	135,000	134,113
VF Corp., 2.80%, 04/23/2027	1,000,000	942,753
Viking Cruises Ltd., 9.13%, 07/15/2031 (a)	125,000	135,658
		2,744,212

Consumer Staples — 0.3%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)(b)	98,000	98,146

Energy — 10.6%
Civitas Resources, Inc., 8.75%, 07/01/2031 (a)	125,000	130,477
CVR Energy, Inc., 8.50%, 01/15/2029 (a)	135,000	133,158
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (a)	125,000	128,082
Occidental Petroleum Corp., 7.95%, 06/15/2039	900,000	1,040,786
Phillips 66 Partners LP
3.75%, 03/01/2028 (b)	500,000	472,834
3.15%, 12/15/2029 (b)	365,000	326,630
Transcanada Trust, 5.88% to 08/15/2026 then 3 mo. LIBOR US + 4.64%, 08/15/2076 (c)	1,575,000	1,564,163
		3,796,130

Financials — 12.8%
Antares Holdings LP, 6.35%, 10/23/2029 (a)	1,050,000	1,062,289
Armor Holdco, Inc., 8.50%, 11/15/2029 (a)(b)	130,000	129,960
Banc of California, Inc., 5.25%, 04/15/2025	50,000	49,847
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	1,000,000	957,226

The accompanying notes are an integral part of these financial statements.

1

F/m Opportunistic Income ETF

Schedule of Investments (Continued)

February 28, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS — 65.1% (continued)
Financials — 12.8% (continued)
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	$1,000,000	$1,001,929
Flagstar Financial, Inc., 7.34% (3 mo. Term SOFR + 3.04%), 11/06/2028	135,000	129,793
Freedom Mortgage Corp., 12.00%, 10/01/2028 (a)	120,000	130,336
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	125,000	128,416
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	1,000,000	1,000,026
		4,589,822

Health Care — 4.0%
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027 (a)	135,000	130,182
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	130,000	123,096
Viatris, Inc., 3.85%, 06/22/2040	1,579,000	1,204,306
		1,457,584

Industrials — 3.2%
Bombardier, Inc., 8.75%, 11/15/2030 (a)	120,000	128,490
Concentrix Corp., 6.85%, 08/02/2033 (b)	1,000,000	1,039,229
		1,167,719

Information Technology — 3.1%
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)	130,000	127,872
Nokia Oyj, 6.63%, 05/15/2039	945,000	980,513
		1,108,385

Materials — 7.7%
Celanese US Holdings LLC, 6.58%, 07/15/2029 (b)(d)	1,541,000	1,601,908
Chemours Co., 5.38%, 05/15/2027	135,000	132,816
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032 (a)(b)	130,000	130,552
Freeport Minerals Corp., 9.50%, 06/01/2031	528,000	640,191
Mercer International, Inc., 5.13%, 02/01/2029 (b)	145,000	131,566
SunCoke Energy, Inc., 4.88%, 06/30/2029	145,000	134,794
		2,771,827

Technology — 9.8%
Dell, Inc., 6.50%, 04/15/2038	1,490,000	1,594,443
Leidos, Inc., 5.75%, 03/15/2033	1,000,000	1,029,511
Ricoh USA, Inc., 6.75%, 12/01/2025	925,000	915,531
		3,539,485

The accompanying notes are an integral part of these financial statements.

2

F/m Opportunistic Income ETF

Schedule of Investments (Continued)

February 28, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS — 65.1% (continued)
Utilities — 3.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 08/20/2026 (b)	$135,000	$134,786
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,142,000	1,078,896
		1,213,682
TOTAL CORPORATE BONDS (Cost $22,957,861)		23,411,847

	Shares
EXCHANGE TRADED FUNDS — 16.9%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (e)(f)	121,000	6,061,495
US Treasury 6 Month Bill ETF (f)	525	26,355
TOTAL EXCHANGE TRADED FUNDS (Cost $6,082,561)		6,087,850

	Par
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5%
Citigroup Mortgage Loan Trust, Inc., Series 2024-INV2, Class A3B, 6.50%, 06/25/2054 (a)(g)	$585,270	597,867
Federal Home Loan Mortgage Corp., Series 4635, Class GA, 3.50%, 03/15/2041	473,668	471,807
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class C, 5.51%, 09/10/2038 (a)(g)	300,000	300,698
JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 4.93%, 10/25/2049 (a)(g)	350,888	350,155
RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 06/25/2054 (a)(g)	637,443	650,366
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A23, 5.19% (1 mo. Term SOFR + 0.87%), 01/25/2045	314,530	311,887
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,659,647)		2,682,780

ASSET-BACKED SECURITIES — 5.3%
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	750,000	711,253
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (a)	596,900	574,058
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1, 5.05% (1 mo. Term SOFR + 0.73%), 08/25/2033	620,668	610,346
TOTAL ASSET-BACKED SECURITIES (Cost $1,887,027)		1,895,657

MORTGAGE-BACKED SECURITIES — 3.1%
BX Trust, Series 2024-VLT4, Class B, 6.25% (1 mo. Term SOFR + 1.94%), 07/15/2029 (a)	500,000	502,133
Extended Stay America Trust, Series 2021-ESH, Class C, 6.13% (1 mo. Term SOFR + 1.81%), 07/15/2038 (a)	607,308	607,688
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,111,206)		1,109,821

The accompanying notes are an integral part of these financial statements.

3

F/m Opportunistic Income ETF

Schedule of Investments (CONCLUDED)

February 28, 2025 (Unaudited)

	Par	value
CONVERTIBLE BONDS — 0.4%
Financials — 0.4%
PennyMac Corp., 8.50%, 06/01/2029 (a)	$135,000	$138,780
TOTAL CONVERTIBLE BONDS (Cost $132,043)		138,780

	Units
SHORT-TERM INVESTMENTS — 8.2%
Investments Purchased with Proceeds from Securities Lending — 8.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (h)	2,942,732	$2,942,732
TOTAL SHORT-TERM INVESTMENTS (Cost $2,942,732)		2,942,732
TOTAL INVESTMENTS — 106.5% (Cost $37,773,077)		38,269,467
Liabilities in Excess of Other Assets — (6.5)%		(2,327,059)
TOTAL NET ASSETS — 100.0%		$35,942,408

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $7,676,664 or 21.4% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $2,303,981, which represented 6.4% of the Fund’s net assets.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(d)	Step coupon bond. The rate disclosed is as of February 28, 2025.

(e)	Non-income producing security.

(f)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

(g)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2025.

(h)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

4

F/m Opportunistic Income ETF

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (cost $28,747,784)	$29,238,885	(1)
Investments in securities of affiliated issuers, at value (cost $6,082,561)	6,087,850
Investments purchased with proceeds from securities lending collateral, at value (cost $2,942,732)	2,942,732
Cash equivalents	198,636
Receivables for:
Capital shares sold	9,368,118
Investments sold	8,770,243
Interest	361,929
Securities lending	3,085
Total assets	56,971,478

LIABILITIES
Payables for:
Capital shares redeemed	9,376,182
Investments purchased	8,699,708
Securities lending collateral	2,942,732
Advisory fees	10,448
Total liabilities	21,029,070
Net assets	$35,942,408

NET ASSETS CONSIST OF:
Par value	$690
Paid-in capital	34,789,887
Total distributable earnings/(losses)	1,151,831
Net assets	$35,942,408

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	690,000
Net asset value and redemption price per share	$52.09

(1)	Includes market value of securities on loan of $2,303,981.

The accompanying notes are an integral part of these financial statements.

5

F/m Opportunistic Income ETF

Statement of Operations

FOR THE SIX MONTHS ENDED February 28, 2025 (Unaudited)

INVESTMENT INCOME
Interest income	$932,241
Dividends from unaffiliated investments	15,209
Dividends from affiliated investments	78,381
Securities lending income, net	23,138
Total investment income	1,048,969

EXPENSES
Advisory fees	68,052
Total expenses	68,052
Net investment income/(loss)	980,917

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments in unaffiliated issuers	(172,265)
Net realized gain/(loss) from investments in affiliated issuers	9,093
Net realized gain from redemption in-kind	674,198
Net change in unrealized appreciation/(depreciation) on investments of unaffiliated issuers	(1,011,112)
Net change in unrealized appreciation/(depreciation) on investments of affiliated issuers	5,289
Net realized and unrealized gain/(loss)	(494,797)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$486,120

The accompanying notes are an integral part of these financial statements.

6

F/m Opportunistic Income ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE Period ENDED August 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$980,917	$1,578,127
Net realized gain/(loss) from investments	511,026	142,647
Net change in unrealized appreciation/(depreciation) on investments	(1,005,823)	1,502,315
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	486,120	3,223,089

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(953,066)	(1,425,564)
Net decrease in net assets from dividends and distributions to shareholders	(953,066)	(1,425,564)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,423,595	39,262,915
Shares redeemed	(19,357,338)	(5,717,343)
Net increase/(decrease) in net assets from capital share transactions	1,066,257	33,545,572
TOTAL INCREASE/(DECREASE) IN NET ASSETS	599,311	35,343,097

NET ASSETS:
Beginning of period	$35,343,097	$—
End of period	$35,942,408	$35,343,097

SHARE TRANSACTIONS:
Shares sold	390,000	780,000
Shares redeemed	(370,000)	(110,000)
Net increase/(decrease) in shares	20,000	670,000

(1)	Inception date of the Fund was September 5, 2023.

The accompanying notes are an integral part of these financial statements.

7

F/m Opportunistic Income ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025		FOR THE Period ENDED August 31,
	(UNAUDITED)		2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$52.75		$50.00
Net investment income/(loss)(2)	1.46		2.85
Net realized and unrealized gain/(loss) from investments	(0.70)		2.45
Net increase/(decrease) in net assets resulting from operations	0.76		5.30
Dividends and distributions to shareholders from:
Net investment income	(1.42)		(2.55)
Total dividends and distributions to shareholders	(1.42)		(2.55)
Net asset value, end of period	$52.09		$52.75
Market value, end of period	$52.23		$52.88
Total investment return/(loss) on net asset value(3)	1.47	%(4)	10.93	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$35,942		$35,343
Ratio of expenses to average net assets	0.39	%(5)	0.39	%(5)
Ratio of net investment income/(loss) to average net assets	5.64	%(5)	5.68	%(5)
Portfolio turnover rate	140	%(4)	92	%(4)

(1)	Inception date of the Fund was September 5, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

8

F/m Opportunistic Income ETF

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the F/m Opportunistic Income ETF (the “Fund”). The Fund commenced investment operations on September 5, 2023.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to maximize total return, including both income and appreciation, by identifying undervalued and opportunistic sectors and securities in the U.S. fixed income markets.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser” or “F/m”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
INVESTMENTS
Corporate Bonds	$23,411,847	$—	$23,411,847	$—
Exchange Traded Funds	6,087,850	6,087,850	—	—
Collateralized Mortgage Obligations	2,682,780	—	2,682,780	—
Asset-Backed Securities	1,895,657	—	1,895,657	—
Mortgage-Backed Securities	1,109,821	—	1,109,821	—
Convertible Bonds	138,780	—	138,780	—
Investments Purchased with Proceeds from Securities Lending(a)	2,942,732	—	—	—
Total Investments*	$38,269,467	$6,087,850	$29,238,885	$—

*	Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a

10

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own the Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Fund and the investment practices in which the Fund may engage.

Cash Equivalents and Short-Term InvestmentS - The Fund may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, the Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Fund is carrying the investments. To the extent an investment held by the Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - The Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

11

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

Other Investment Companies - The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

U.S. Government Securities - The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - The Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

CREDIT RISK - The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund may cause it to default or become unable to pay interest or principal due on the security.

Temporary Investments - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

12

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of the Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Fund compensates the Adviser with a unitary management fee for its services at an annual rate of 0.39% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage, directors and officers, commissions and other trading expenses, taxes, distribution fees and expenses paid by the Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Purchases of investment securities	$27,686,071
Sales of investment securities	18,910,318

13

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Fund were as follows:

In-kind purchases of investment securities	$10,480,241
Proceeds from in-kind sales of investment securities	18,008,714

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the end of the fiscal year for the Fund, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
$36,215,364	$1,519,194	$(16,879)	$1,502,315

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, the end of the fiscal year for the Fund, there were permanent differences related to redemptions in-kind between distributable earnings/(loss) and paid-in capital, respectively for the Fund:

DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN-CAPITAL
$(178,750)	$178,750

As of August 31, 2024, the end of the fiscal year for the Fund, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	Capital loss Carryover	Qualified Late-year Loss
$152,563	$—	$1,502,315	$(36,101)	$—

14

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

The tax character of distributions paid during the fiscal year ended August 31, 2024 was as follows:

Ordinary Income	Long-Term Capital Gains
$1,425,564	$—

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had unexpiring short-term losses of $36,101.

6. SECURITIES LENDING

The Fund may make secured loans of its Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Fund is determined. When the collateral falls below specified amounts, the Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Fund and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Fund, and the Custodian, each Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income generated from the securities lending transactions. The net amount of income earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value of $1.00. The Fund bears the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m Opportunistic Income ETF	$2,303,981	$2,942,732	$23,138

15

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

Securities lending transactions are entered into by the Fund’s securities lending agent on behalf of the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund’s securities lending agent on behalf of the Fund under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of the end of the current fiscal period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
F/m Opportunistic Income ETF	$2,303,981	$—	$2,303,981	$(2,303,981)	$—	$—

1	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

2	Net amount represents the net amount receivable from the counterparty in the event of default.

7. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

16

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

8. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	September 1, 2024		Additions		Reductions
Issuer Name	Share Balance	Value	Share Balance	Cost	Share Balance	PROCEEDS
F/m 2-Year Investment Grade Corporate Bond ETF	—	$—	795	$40,036	795	$40,091
F/m 3-Year Investment Grade Corporate Bond ETF	41,200	2,098,209	—	—	41,200	2,079,718
F/m 10-Year Investment Grade Corporate Bond ETF	30,000	1,542,600	1,650	84,629	31,650	1,590,812
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	—	—	121,000	6,056,290	—	—
U.S. Treasury 3 Month Bill ETF	—	—	75,250	3,757,080	75,250	3,757,326
U.S. Treasury 6 Month Bill ETF	—	—	39,542	1,979,947	39,017	1,954,303
U.S. Treasury 2 Year Note ETF	2,600	126,269	—	—	2,600	126,486
U.S. Treasury 10 Year Note ETF	64,060	2,882,700	—	—	64,060	2,838,113
	137,860	6,649,778	238,237	11,917,983	254,572	12,386,849

17

F/m Opportunistic Income ETF

Notes to Financial Statements (CONCLUDED)

February 28, 2025 (Unaudited)

	February 28, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value
F/m 2-Year Investment Grade Corporate Bond ETF	$158	$—	$—	$54	—	$—
F/m 3-Year Investment Grade Corporate Bond ETF	31,488	—	—	3,852	—	—
F/m 10-Year Investment Grade Corporate Bond ETF	25,798	—	—	(1,017)	—	—
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	—	—	5,205	—	121,000	6,061,495
U.S. Treasury 3 Month Bill ETF	—	—	—	246	—	—
U.S. Treasury 6 Month Bill ETF	1,614	—	84	627	525	26,355
U.S. Treasury 2 Year Note ETF	835	—	—	464	—	—
U.S. Treasury 10 Year Note ETF	18,487	—	—	4,867	—
	$78,381	$—	$5,289	$9,093	121,525	$6,087,850

9. SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to the end of the current fiscal period, the Fund paid the following distributions:

Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
3/2/2025	3/2/2025	3/3/2025	$0.19387605
4/2/2025	4/2/2025	4/3/2025	$0.19387605

18

F/m Opportunistic Income ETF

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800)-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.fminvest.com/etfs/xfix.

19

Investment Adviser

F/m Investments LLC
3050 K Street NW, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

20

Financial Statements
February 28, 2025
(Unaudited)

F/m Investments
Large Cap Focused Fund
of

The RBB Fund, Inc.

Investor Class Shares (IAFMX)

Institutional Class Shares (IAFLX)

F/m Investments LLC

F/m Investments Large Cap Focused Fund

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — 79.5%
Communication Services — 15.4%
Alphabet, Inc. - Class A	7,601	$1,294,298
Meta Platforms, Inc. - Class A	5,683	3,797,380
Netflix, Inc. (a)	3,728	3,655,528
Reddit, Inc. - Class A (a)	10,942	1,770,197
		10,517,403
Consumer Discretionary — 4.7%
Amazon.com, Inc. (a)	15,234	3,233,873

Consumer Staples — 2.5%
McCormick & Co., Inc.	21,047	1,738,693

Financials — 6.3%
LPL Financial Holdings, Inc.	7,117	2,645,674
Marsh & McLennan Cos., Inc.	6,805	1,618,501
		4,264,175
Information Technology — 48.6%
Advanced Micro Devices, Inc. (a)	22,673	2,264,126
Analog Devices, Inc.	6,870	1,580,512
Apple, Inc.	13,448	3,252,264
Astera Labs, Inc. (a)	19,611	1,458,078
Broadcom, Inc.	9,090	1,812,819
Ciena Corp. (a)	19,091	1,519,071
CyberArk Software Ltd. (a)	5,332	1,940,048
First Solar, Inc. (a)	12,401	1,688,768
Microsoft Corp.	6,535	2,594,330
NVIDIA Corp.	41,244	5,152,201
Palantir Technologies, Inc. - Class A (a)	43,546	3,697,926
Palo Alto Networks, Inc. (a)	8,394	1,598,469
Salesforce, Inc.	4,836	1,440,403
ServiceNow, Inc. (a)	2,253	2,094,749
Zebra Technologies Corp. - Class A (a)	3,354	1,056,678
		33,150,442
Real Estate — 2.0%
Zillow Group, Inc. - Class C (a)	17,818	1,365,928

TOTAL COMMON STOCKS (Cost $45,666,604)		54,270,514

The accompanying notes are an integral part of these financial statements.

1

F/m Investments Large Cap Focused Fund

Schedule of Investments (CONCLUDED)

February 28, 2025 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 20.8%
Money Market Funds — 20.8%
First American Treasury Obligations Fund - Class X, 4.28% (b)	14,177,612	$14,177,612
TOTAL SHORT-TERM INVESTMENTS (Cost $14,177,612)		14,177,612

TOTAL INVESTMENTS — 100.3% (Cost $59,844,216)		68,448,126
Liabilities in Excess of Other Assets — (0.3)%		(215,069)
TOTAL NET ASSETS — 100.0%		$68,233,057

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

2

F/m Investments Large Cap Focused Fund

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

ASSETS
Investments in securities, at value (cost $59,844,216)	$68,448,126
Receivables for:
Dividends and interest, net of foreign withholding taxes	45,302
Prepaid expenses and other assets	14,478
Total assets	68,507,906

LIABILITIES
Payables for:
Fund shares redeemed	156,140
Advisory fees	31,399
Administration fees	14,020
Distribution fees - Investor Class	42,133
Administration and accounting fees	5,489
Other accrued expenses and liabilities	25,668
Total liabilities	274,849

Net assets	$68,233,057

Net assets consist of:
Par value	$4,006
Paid-in capital	53,873,831
Total distributable earnings/(losses)	14,355,220
Net assets	$68,233,057

Investor Class Shares:
Net assets	$14,478,988
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	865,241
Net asset value, offering and redemption price per share	$16.73

Institutional Class Shares:
Net assets	$53,754,069
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,141,169
Net asset value, offering and redemption price per share	$17.11

The accompanying notes are an integral part of these financial statements.

3

F/m Investments Large Cap Focused Fund

Statements of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$114,678
Interest income	152,173
Total investment income	266,851

EXPENSES
Advisory fees	242,476
Administration & accounting fees	42,492
Transfer agent fees	32,754
Audit and tax fees	23,389
Legal fees	19,628
Distribution fees - Investor Class	18,612
Director Fees	9,946
Registration fees	7,970
Shareholder reporting fees	5,211
Officer fees	1,052
Miscellaneous fees	823
Total expenses before waivers and/or reimbursements	404,353
Less: waivers and/or reimbursements	(73,986)
Net expenses after waivers and/or reimbursements	330,367
Net investment income/(loss)	(63,516)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	12,752,429
Net change in unrealized appreciation/(depreciation) on investments	(9,335,756)
Net realized and unrealized gain/(loss)	3,416,673

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,353,157

The accompanying notes are an integral part of these financial statements.

4

F/m Investments Large Cap Focused Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025 (Unaudited)	For the period Ended august 31, 2024^	For The Year Ended June 30, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$(63,516)	$(53,250)	$(201,433)
Net realized gain/(loss) from investments	12,752,429	3,473,495	596,468
Net change in unrealized appreciation/(depreciation) on investments	(9,335,756)	(3,428,005)	12,604,124
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,353,157	(7,760)	12,999,159

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,116,464)	—	—
Investor Class	(3,951,698)	—	—
Total distributions to shareholders	(5,068,162)	—	—

CAPITAL SHARE TRANSACTIONS
INVESTOR CLASS
Proceeds from shares sold	289,423	230,302	532,377
Reinvestments of distributions to shareholders	1,116,464	—	—
Shares redeemed	(682,900)	(338,776)	(2,089,516)
Total Investor Class	722,987	(108,474)	(1,557,139)

INSTITUTIONAL CLASS
Proceeds from shares sold	23,211	—	1,360,760
Reinvestments of distributions to shareholders	3,951,698	—	—
Shares redeemed	(293,773)	(479,382)	(8,027,363)
Total Institutional Class	3,681,136	(479,382)	(6,666,603)
Net increase/(decrease) in net assets from capital share transactions	4,404,123	(587,856)	(8,223,742)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	2,689,118	(595,616)	4,775,417

NET ASSETS:
Beginning of period	$65,543,939	$66,139,555	$61,364,138
End of period	$68,233,057	$65,543,939	$66,139,555

The accompanying notes are an integral part of these financial statements.

5

F/m Investments Large Cap Focused Fund

Statements of Changes in Net Assets (CONCLUDED)

	For the Six Months Ended February 28, 2025 (Unaudited)	For the period Ended august 31, 2024^	For The Year Ended June 30, 2024

SHARE TRANSACTIONS
INVESTOR CLASS
Shares sold	15,289	13,884	36,101
Shares issued in reinvestment of distributions to shareholders	63,981	—	—
Shares redeemed	(38,575)	(20,961)	(136,708)
Net increase/(decrease) in shares	40,695	(7,077)	(100,607)

INSTITUTIONAL CLASS
Shares sold	1,256	—	93,308
Shares issued in reinvestment of distributions to shareholders	221,632	—	—
Shares redeemed	(16,540)	(28,096)	(579,145)
Net increase/(decrease) in shares	206,348	(28,096)	(485,837)

^	The Fund changed its fiscal year end to August 31 during the period. The period is from July 1, 2024 to August 31, 2024.

The accompanying notes are an integral part of these financial statements.

6

F/m Investments Large Cap Focused Fund

Investor Class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For The Six Months Ended FEBRUARY 28, 2025		For the period Ended august 31,		For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,
	(Unaudited)		2024^		2024(d)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.17		$17.17		$13.82	$12.57	$19.96	$15.90	$13.42
Net investment income/(loss) (a)	(0.04)		(0.03)		(0.09)	(0.01)	(0.08)	(0.12)	(0.03)
Net realized and unrealized gain/ (loss) from investments	(0.40)		0.03		3.44	3.04	(3.07)	6.59	3.10
Net increase/(decrease) in net assets resulting from operations	(0.44)		—		3.35	3.03	(3.15)	6.47	3.07
Dividends and distributions to shareholders from:
Net investment income	—		—		—	—	—	—	(0.05)
Net realized capital gains	(1.35)		—		—	(1.78)	(4.24)	(2.41)	(0.54)
Total distributions	—		—		—	(1.78)	(4.24)	(2.41)	(0.59)
Net asset value, end of period	$16.73		$17.17		$17.17	$13.82	$12.57	$19.96	$15.90
Total investments return/(loss) (b)	4.97	%(e)	0.00	%(e)	24.24%	28.91%	(21.33)%	42.64%	23.56%

The accompanying notes are an integral part of these financial statements.

7

F/m Investments Large Cap Focused Fund

Investor Class

Financial Highlights (CONCLUDED)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For The Six Months Ended FEBRUARY 28, 2025		For the period Ended august 31,		For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,
	(Unaudited)		2024^		2024(d)	2023	2022	2021	2020
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$14,479		$14,157		$14,279	$12,887	$9,934	$13,643	$11,157
Ratio of total expenses to average net assets (c)	1.93	%(f)	1.24	%(f)	1.44%	1.39%	1.39%	1.41%	1.50%
Ratio of net expenses to average net assets	1.15	%(f)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets	(0.38	)%(f)	(0.68	)%(f)	(0.53)%	(0.11)%	(0.46)%	(0.63)%	(0.24)%
Portfolio turnover rate	63	%(e)	19	%(e)	59%	113%	169%	195%	139%

^	The amounts shown are for the fiscal period from July 1, 2024 to August 31, 2024.

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(c)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).

(d)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

8

F/m Investments Large Cap Focused Fund

Institutional Class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For The Six Months Ended February 28, 2025		For the period Ended august 31,		For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,
	(Unaudited)		2024^		2024(e)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.51		$17.50		$14.06	$12.72	$20.10	$15.96	$13.47
Net investment income/(loss) (a)	—		—	(b)	(0.03)	0.02	(0.02)	(0.05)	— (b)
Net realized and unrealized gain/ (loss) from investments	(0.40)		0.01		3.47	3.10	(3.12)	6.60	3.11
Net increase/(decrease) in net assets resulting from operations	(0.40)		0.01		3.44	3.12	(3.14)	6.55	3.11
Dividends and distributions to shareholders from:
Net investment income	—		—		—	—	—	—	(0.08)
Net realized capital gains	(1.35)		—		—	(1.78)	(4.24)	(2.41)	(0.54)
Total distributions	(1.35)		—		—	(1.78)	(4.24)	(2.41)	(0.62)
Net asset value, end of period	$17.11		$17.51		$17.50	$14.06	$12.72	$20.10	$15.96
Total investments return/(loss) (c)	5.11	%(f)	0.06	%(f)	24.47%	29.31%	(21.12)%	43.00%	23.84%

The accompanying notes are an integral part of these financial statements.

9

F/m Investments Large Cap Focused Fund

Institutional Class

Financial Highlights (CONCLUDED)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For The Six Months Ended February 28, 2025		For the period Ended august 31,		For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,
	(Unaudited)		2024^		2024(e)	2023	2022	2021	2020
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$53,754		$51,387		$51,860	$48,477	$56,045	$75,757	$41,963
Ratio of total expenses to average net assets (d)	0.96	%(g)	0.99	%(g)	1.20%	1.14%	1.14%	1.16%	1.25%
Ratio of net expenses to average net assets	0.90	%(g)	0.90	%(g)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income/(loss) to average net assets	(0.13	)%(g)	(0.43	)%(g)	(0.28)%	0.16%	(0.21)%	(0.38)%	0.01%
Portfolio turnover rate	63	%(f)	19	%(f)	59%	113%	169%	195%	139%

^	The amounts shown are for the fiscal period from July 1, 2024 to August 31, 2024.

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(d)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).

(e)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust Fund, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund. (Note 1).

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

10

F/m Investments Large Cap Focused Fund

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the F/m Investments Large Cap Focused Fund (the “Fund”). The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of the F/m Funds Trust, an open end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized into the Fund, as a new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Fund and the Predecessor Fund, as applicable. The Fund currently offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $100,000 initial investment). Each share class represents an ownership interest of the respective class in the same investment portfolio.

The investment objective of the Fund is long-term growth of capital.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Portfolio valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of a security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ official closing price. Investments in registered investment companies, including money market funds, are reported at their respective NAV as reported by those companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by F/m Investments LLC (the “Adviser”) as the Valuation Designee (as defined below), in accordance with procedures established by and under the general supervision of the board of directors of the Company (the “Board” or the “Directors”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade size; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

11

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$54,270,514	$54,270,514	$—	$—
Short-Term Investments	14,177,612	14,177,612	—	—
Total Investments*	$68,448,126	$68,448,126	$—	$—

*	Please refer to the Schedule of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES – The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are

12

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS – Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

2. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Fund, under the terms of an investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of the Fund, and the Adviser. The Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.70% of its average daily net assets. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser.

Under an expense limitation agreement between the Company, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed until December 31, 2025 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest, taxes, and any other items as agreed upon by the parties from time to time) to 1.15% of the average daily net assets allocable to Investor Class shares and 0.90% of Institutional Class shares of the Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

EXPIRATION
June 30, 2026	June 30, 2027	AUGUST 31, 2027	AUGUST 31, 2028	Total
$—	$126,934	$10,543	$73,986	$211,463

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

13

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act which permits Investor Class shares of the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser, Quasar, and Ultimus Fund Distributors, LLC) for expenses related to the distribution and servicing of the Fund’s Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the current fiscal period, Investor Class shares of the Fund incurred $18,612 of distribution fees under the Plan.

DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

3. Investment Transactions

During the current fiscal period, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $38,679,851 and $48,183,082, respectively.

4. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of February 28, 2025, the Fund had 48.6% of its net assets invested in the Information Technology sector.

5. FEDERAL INCOME TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Fund’s financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

14

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (CONCLUDED)

February 28, 2025 (Unaudited)

The following information is computed on a tax basis for each item as of the Fund’s fiscal year ended August 31, 2024:

Tax cost of portfolio investments	$47,687,452
Gross unrealized appreciation	$18,037,954
Gross unrealized depreciation	(103,153)
Net unrealized appreciation	17,934,801
Other accumulated losses	(1,864,575)
Total distributable earnings	$16,070,226

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

During the fiscal period from July 1, 2024 to August 31, 2024 and the year ended June 30, 2024, the Fund did not pay any distributions to shareholders.

As of August 31, 2024, the Fund had short-term capital loss carryforwards (“CLCFs”) available in the amount of $1,864,575 for income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of August 31, 2024, the Fund utilized 3,473,495 of CLCFs that were available as of June 30, 2024.

For the fiscal period from July 1, 2024 to August 31, 2024, the Fund reclassified $203,294 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. These reclassifications are primarily due to the disallowance of net operating losses. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal period from July 1, 2024 to August 31, 2024, the Fund did not incur any interest or penalties.

6. Non-Diversified Fund

The Fund is a non-diversified fund. A non-diversified fund may or may not have a diversified portfolio of investments at any given time and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined there were no significant events requiring recognition or disclosure in the financial statements.

15

F/m Investments Large Cap Focused Fund

OTHER INFORMATION

(Unaudited)

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website www.fminvest.com.

16

Investment Adviser

F/m Investments LLC
3050K Street NW, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S.Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

17

Financial Statements
February 28, 2025
(Unaudited)

F/m Emerald Life Sciences Innovation ETF | (Nasdaq: LFSC)

a series of The RBB Fund, Inc.

F/m Emerald life sciences innovation etf

Schedule of Investments

February 28, 2025 (Unaudited)

	SHARES	Value

COMMON STOCKS — 98.3%
Health Care — 98.3% (a)
Biotechnology — 49.7% (a)
89bio, Inc. (b)	208,999	$1,929,061
ACADIA Pharmaceuticals, Inc. (b)	66,886	1,310,966
Akero Therapeutics, Inc. (b)	27,816	1,366,322
Biohaven Ltd. (b)	41,103	1,528,209
Bridgebio Pharma, Inc. (b)	100,510	3,507,799
Guardant Health, Inc. (b)	16,688	710,074
Immunovant, Inc. (b)	9,356	192,734
Insmed, Inc. (b)	44,226	3,606,630
Madrigal Pharmaceuticals, Inc. (b)	2,644	902,318
Novocure Ltd. (b)	33,176	632,666
Sarepta Therapeutics, Inc. (b)	17,495	1,867,591
Savara, Inc. (b)	124,040	308,860
Soleno Therapeutics, Inc. (b)	49,293	2,406,484
Spyre Therapeutics, Inc. (b)	50,438	993,629
Ultragenyx Pharmaceutical, Inc. (b)	56,732	2,434,937
WaVe Life Sciences Ltd. (b)	233,884	2,472,154
		26,170,434
Health Care Services — 7.4%
GeneDx Holdings Corp. (b)	7,725	794,516
RadNet, Inc. (b)	56,229	3,119,023
		3,913,539
Medical Equipment — 21.3%
Alphatec Holdings, Inc. (b)	166,955	2,091,946
Globus Medical, Inc. - Class A (b)	13,135	1,055,003
Integer Holdings Corp. (b)	4,167	513,374
LivaNova PLC (b)	59,968	2,496,468
Merit Medical Systems, Inc. (b)	26,898	2,744,672
Orthofix Medical, Inc. (b)	27,283	474,179
TransMedics Group, Inc. (b)	24,360	1,859,155
		11,234,797
Medical Services — 2.5%
NeoGenomics, Inc. (b)	130,830	1,306,992

The accompanying notes are an integral part of these financial statements.

1

F/m Emerald life sciences innovation etf

Schedule of Investments (CONCLUDED)

February 28, 2025 (Unaudited)

	SHARES	Value

COMMON STOCKS — 98.3% (continued)
Health Care — 98.3% (continued)
Pharmaceuticals — 17.4%
Blueprint Medicines Corp. (b)	32,376	$3,126,551
Collegium Pharmaceutical, Inc. (b)	75,565	2,195,163
Travere Therapeutics, Inc. (b)	143,458	3,070,001
United Therapeutics Corp. (b)	2,481	794,044
		9,185,759
Total Health Care		51,811,521
TOTAL COMMON STOCKS (Cost $37,258,433)		51,811,521

EXCHANGE TRADED FUNDS — 1.7%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (b)(c)	17,645	883,926
TOTAL EXCHANGE TRADED FUNDS (Cost $883,662)		883,926

TOTAL INVESTMENTS — 100.0% (Cost $38,142,095)		$52,695,447
Other Assets in Excess of Liabilities — 0.0% (d)		9,479
TOTAL NET ASSETS — 100.0%		$52,704,926

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 2 in the Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

2

F/m Emerald life sciences innovation etf

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (cost $37,258,433)	$51,811,521
Investments in securities of affiliated issuers, at value (cost $883,662)	883,926
Cash equivalents	12,432
Receivables for:
Investments sold	898,075
Capital shares sold	245,477
Interest	41
Total assets	53,851,472

LIABILITIES
Payables for:
Investments purchased	1,124,014
Advisory fees	22,532
Total liabilities	1,146,546
Net assets	$52,704,926

NET ASSETS CONSIST OF:
Par value	$2,147
Paid-in capital	53,603,980
Total distributable earnings/(losses)	(901,201)
Net assets	$52,704,926

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,147,035
Net asset value and redemption price per share	$24.55

The accompanying notes are an integral part of these financial statements.

3

F/m Emerald life sciences innovation etf

Statement of Operations

FOR THE Period ENDED February 28, 2025(1) (Unaudited)

INVESTMENT INCOME
Interest income	$963
Dividends from affiliated investments	8,326
Total investment income	9,289

EXPENSES
Advisory fees	137,935
Total expenses before waivers and/or reimbursements	137,935
Waivers and reimbursements	(43,650)
Net expenses after waivers and/or reimbursements	94,285
Net investment income/(loss)	(84,996)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments in unaffiliated issuers	(1,899,770)
Net realized gain/(loss) from investments in affiliated issuers	417
Net realized gain from redemption in-kind	5,377,202
Net change in unrealized appreciation/(depreciation) on investments of unaffiliated issuers	(4,294,318)
Net change in unrealized appreciation/(depreciation) on investments of affiliated issuers	264
Net realized and unrealized gain/(loss)	(816,205)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(901,201)

(1)	Inception date of the Fund was October 30, 2024.

The accompanying notes are an integral part of these financial statements.

4

F/m Emerald life sciences innovation etf

Statement of Changes in Net Assets

FOR THE Period ENDED february 28, 2025(1) (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$(84,996)
Net realized gain/(loss) from investments	3,477,849
Net change in unrealized appreciation/(depreciation) on investments	(4,294,054)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(901,201)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	65,567,797
Shares redeemed	(11,961,670)
Net increase/(decrease) in net assets from capital share transactions	53,606,127
TOTAL INCREASE/(DECREASE) IN NET ASSETS	52,704,926

NET ASSETS:
Beginning of period	$—
End of period	$52,704,926

SHARE TRANSACTIONS:
Shares sold	2,617,035
Shares redeemed	(470,000)
Net increase/(decrease) in shares	2,147,035

(1)	Inception date of the Fund was October 30, 2024.

The accompanying notes are an integral part of these financial statements.

5

F/m Emerald life sciences innovation etf

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE Period ENDED February 28, 2025(1)
	(Unaudited)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.00
Net investment income/(loss)(2)	(0.04)
Net realized and unrealized gain/(loss) from investments	(0.41)
Net increase/(decrease) in net assets resulting from operations	(0.45)
Net asset value, end of period	$24.55
Market value, end of period	$24.56
Total investment return/(loss) on net asset value(3)	(1.81	)%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$52,705
Ratio of expenses to average net assets with waivers and/or reimbursements	0.54	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	0.25	%(5)
Ratio of net investment income/(loss) to average net assets	(0.49	)%(5)
Portfolio turnover rate	8	%(4)

(1)	Inception date of the Fund was October 30, 2024.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

6

F/m Emerald life sciences innovation etf

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the F/m Emerald Life Sciences Innovation ETF (the “Fund”).

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Emerald Mutual Fund Advisers Trust, the Fund’s investment sub-adviser (the “Sub-Adviser”), manages separately the Emerald Growth Fund that contributed specific assets to the Fund (the “Contribution”). The Adviser and Sub-Adviser paid all costs surrounding the Contribution. The Contribution received on October 30, 2024 was tax free, and the cost basis of the assets were carried forward to the Fund for tax and financial reporting purposes. The Contribution resulted in seed shares totaling 1,997,035 with a Net Asset Value of $25. The details of the Contribution are shown below:

Net Assets	Market Value of Investments	Cost of Investments	Unrealized Appreciation
$49,925,875	$48,057,763	$29,210,357	$18,847,406

The investment objective of the Fund is to seek long-term capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the fiscal period since the Fund’s inception from October 30, 2024 through February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

7

F/m Emerald life sciences innovation etf

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$51,811,521	$51,811,521	$—	$—
Exchange Traded Funds	883,926	883,926	—	—
Total Investments*	$52,695,447	$52,695,447	$—	$—

*	Please refer to the Schedule of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a

8

F/m Emerald life sciences innovation etf

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, quarterly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own the Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Fund and the investment practices in which the Fund may engage.

Cash Equivalents and Short-Term InvestmentS - The Fund may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, the Fund may not be able to achieve its investment objective.

HEALTH CARE SECTOR RISK - To the extent the Fund focuses on the health care sector, the Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the health care sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. As of February 28, 2025, the Fund had 98.3% of its net assets invested in the health care sector.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold

9

F/m Emerald life sciences innovation etf

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

at the time the Adviser desires or at prices approximating the value at which the Fund is carrying the investments. To the extent an investment held by the Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - The Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Temporary Investments - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of the Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Fund compensates the Adviser with a unitary management fee for its services at an annual rate of 0.79% of the Fund’s average daily net assets. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, director and other expenses, and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by the Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

10

F/m Emerald life sciences innovation etf

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

Emerald Mutual Fund Advisers Trust serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Sub-Adviser is paid a fee equal to the annual rate of 0.50% of the Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Fund) at the annual rate of the average value of the Fund’s daily net assets.

The Adviser has contractually agreed to waive a portion of its advisory fee equal to the amount by which the total annual operating expenses (excluding certain items discussed below) for the Fund’s Shares exceeds 0.54% of the average daily net assets attributable to the Fund’s Shares. In determining the Adviser’s obligation to waive advisory fees, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.54%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board. If at any time the Fund’s total operating expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.54% or the expense cap then in effect, whichever is less, the Adviser may recoup any waived amounts from the Fund within three years from the date on which such waiver was made by the Adviser, provided such reimbursement does not cause the Fund to exceed (i) expense limitations that were in effect at the time of the waiver and (ii) the current expense limitations.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Purchases of investment securities	$16,640,904
Sales of investment securities	4,129,186

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Fund were as follows:

In-kind purchases of investment securities	$3,816,050
Proceeds from in-kind sales of investment securities	10,873,882

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

11

F/m Emerald life sciences innovation etf

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

5. FEDERAL INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

6. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	October 30, 2024*		Additions		Reductions
Issuer Name	Share Balance	Value	Share Balance	Cost	Share Balance	PROCEEDS
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	—	$—	17,645	$883,662	—	$—
US Treasury 3 Month Bill ETF	—	—	32,304	1,613,999	32,304	1,614,416
	—	—	49,949	2,497,661	32,204	1,614,416

*	Inception date of the Fund is October 30, 2024.

12

F/m Emerald life sciences innovation etf

Notes to Financial Statements (CONCLUDED)

February 28, 2025 (Unaudited)

	February 28, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$—	$—	$264	$—	$17,645	$883,926
US Treasury 3 Month Bill ETF	8,326	—	—	417	—	—
	$8,326	$—	$264	$417	$17,645	$883,926

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

13

F/m Emerald life sciences innovation etf

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling 1-800-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.emeraldetfs.com/lfsc/.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between F/m Investments, LLC (“F/m”) and the Company, on behalf of the new F/m Emerald Life Sciences Innovation ETF (the “Fund”), and (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) between F/m and Emerald Mutual Fund Advisers Trust (“Emerald”), on behalf of the Fund at a meeting of the Board held on September 11-12, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by F/m and Emerald, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and F/m with respect to the Fund, and the Sub-Advisory Agreement among the Company, F/m and Emerald with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement and Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of F/m or Emerald were present. The Directors considered whether approval of the Investment Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement and Sub-Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by F/m and Emerald; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s and Emerald’s investment philosophies and processes; (iv) F/m’s and Emerald’s assets under management and client descriptions; (v) F/m’s and Emerald’s soft dollar commission and trade allocation policies, as applicable; (vi) F/m’s and Emerald’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) F/m’s and Emerald’s compliance procedures; (viii) F/m’s and Emerald’s financial information and insurance coverage; (ix) F/m’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Directors noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by F/m and Emerald. The Directors concluded that F/m and Emerald had sufficient resources to provide services to the Fund.

14

F/m Emerald life sciences innovation etf

Notice to Shareholders (CONCLUDED)

(Unaudited)

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of F/m’s own fees and resources.

After reviewing the information regarding F/m’s and Emerald’s estimated costs, profitability and economies of scale, and after considering the services to be provided by F/m and Emerald, the Directors concluded that the investment advisory fees to be paid by the Fund to F/m and the sub-advisory fees to be paid by F/m to Emerald were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2026.

15

Investment Adviser

F/m Investments LLC
3050 K Street NW, Suite 201
Washington, DC 20007

Sub-Adviser

Emerald Mutual Fund Advisers Trust
3175 Oregon Pike
Leola, PA 17540

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

16

Financial Statements
February 28, 2025
(Unaudited)

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | (Nasdaq: RBIL)

a series of The RBB Fund, Inc.

F/m Investments LLC

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Schedule of Investments

February 28, 2025 (Unaudited)

	Par	Value

U.S. TREASURY SECURITIES — 99.9%
United States Treasury Inflation Indexed Bonds
0.38%, 07/15/2025	$16,429,467	$16,500,061
0.13%, 10/15/2025	16,493,570	16,492,926
0.63%, 01/15/2026	8,527,301	8,507,315
2.00%, 01/15/2026	8,395,886	8,475,910
TOTAL U.S. TREASURY SECURITIES (Cost $49,954,638)		49,976,212

TOTAL INVESTMENTS — 99.9% (Cost $49,954,638)		49,976,212
Other Assets in Excess of Liabilities — 0.1%		47,738
TOTAL NET ASSETS — 100.0%		$50,023,950

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

1

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

F/M ULTRASHORT TREASURY INFLATION- PROTECTED SECURITY (TIPS) ETF(1)
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $49,954,638)	$49,976,212
Cash equivalents	5,812
Receivables for:
Interest	42,953
Total assets	50,024,977

LIABILITIES
Payables for:
Advisory fees	1,027
Total liabilities	1,027
Net assets	$50,023,950

NET ASSETS CONSIST OF:
Par value	$1,000
Paid-in capital	49,999,000
Total distributable earnings/(losses)	23,950
Net assets	$50,023,950

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,000,000
Net asset value and redemption price per share	$50.02

(1)	Inception date of the Fund was February 24, 2025.

The accompanying notes are an integral part of these financial statements.

2

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Statement of Operations

FOR THE Period ENDED February 28, 2025(1) (Unaudited)

F/M ULTRASHORT TREASURY INFLATION- PROTECTED SECURITY (TIPS) ETF(1)
INVESTMENT INCOME
Interest income	$3,403
Total investment income	3,403

EXPENSES
Advisory fees	1,027
Total expenses	1,027
Net investment income/(loss)	2,376

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net change in unrealized appreciation/(depreciation) on investments	21,574
Net realized and unrealized gain/(loss)	21,574
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,950

(1)	Inception date of the Fund was February 24, 2025.

The accompanying notes are an integral part of these financial statements.

3

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Statement of Changes in Net Assets

FOR THE Period ENDED February 28, 2025(1) (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$2,376
Net change in unrealized appreciation/(depreciation) on investments	21,574
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,950

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	—
Net decrease in net assets from dividends and distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,000,000
Net increase/(decrease) in net assets from capital share transactions	50,000,000
TOTAL INCREASE/(DECREASE) IN NET ASSETS	50,023,950

NET ASSETS:
Beginning of period	$—
End of period	$50,023,950

SHARE TRANSACTIONS:
Shares sold	1,000,000
Shares redeemed	—
Net increase/(decrease) in shares	1,000,000

(1)	Inception date of the Fund was February 24, 2025.

The accompanying notes are an integral part of these financial statements.

4

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE Period ENDED February 28, 2025(1)
	(Unaudited)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.00
Net investment income/(loss)(2)	2.00
Net realized and unrealized gain/(loss) from investments	(1.98)
Net increase/(decrease) in net assets resulting from operations	0.02
Dividends and distributions to shareholders from:
Net investment income	—
Total dividends and distributions to shareholders	—
Net asset value, end of period	$50.02
Market value, end of period	$50.10
Total investment return/(loss) on net asset value(3)	0.05	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$50,024
Ratio of expenses to average net assets	0.25	%(5)
Ratio of net investment income/(loss) to average net assets	365.58	%(5)
Portfolio turnover rate	0	%(4)

(1)	Inception date of the Fund was February 24, 2025.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

5

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventy-one separate investment portfolios, including the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”). The Fund commenced investment operations on February 24, 2025.

RBB has authorized capital of one hundred billion shares of common stock of which 94.823 billion shares are currently classified into two hundred and fifty-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the since inception period from February 24, 2025 through February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser” or “F/m”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$49,976,212	$—	$49,976,212	$—
Total Investments*	$49,976,212	$—	$49,976,212	$—

*	Please refer to the Schedule of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own the Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve

7

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Fund and the investment practices in which the Fund may engage.

Cash Equivalents and Short-Term InvestmentS - The Fund may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, the Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Fund is carrying the investments. To the extent an investment held by the Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - The Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

8

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

U.S. Government Securities - The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - The Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

CREDIT RISK - The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund may cause it to default or become unable to pay interest or principal due on the security.

Temporary Investments - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

The Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of the Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of the Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Fund compensates the Adviser with a unitary management

9

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

fee for its services at an annual rate of 0.25% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by the Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, there were no aggregate long-term purchases and sales of investment securities.

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Funds did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

6. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash

10

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Notes to Financial Statements (CONCLUDED)

February 28, 2025 (Unaudited)

transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

7. SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to the end of the current fiscal period, the Fund paid the following distributions:

Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
4/16/2025	4/16/2025	4/17/2025	$0.20347657

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F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Other Information

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800)-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.ustreasuryetf.com/etf/rbil.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between F/m Investments LLC (“F/m”) and the Company, on behalf of the new F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”), at a meeting of the Board held on February 5-6, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by F/m, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and F/m with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. The Directors considered whether approval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by F/m; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, as applicable; (vi) F/m’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) F/m’s compliance procedures; (viii) F/m’s financial information and insurance coverage; (ix) F/m’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Directors noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent, and quality of the services to be provided by F/m. The Directors concluded that F/m had sufficient resources to provide services to the Fund.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that F/m would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of the unitary fee.

After reviewing the information regarding F/m’s estimated costs, profitability and economies of scale, and after considering the services to be provided by F/m, the Directors concluded that the investment advisory fees to be paid by the Fund to F/m were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2026.

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Investment Adviser

F/m Investments LLC
3050 K Street NW, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the financial statements.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

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Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	5/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	5/6/2025

By (Signature and Title)*	/s/ James Shaw
James Shaw, Chief Financial Officer
(Principal Financial Officer)

Date	5/6/2025

*	Print the name and title of each signing officer under his or her signature.

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